Schedule of Investments

FlexShares® US Quality Low Volatility Index Fund

January 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Air Freight & Logistics - 1.3%
CH Robinson Worldwide, Inc.	6,985	597,636
Expeditors International of Washington, Inc.	10,780	965,026

		1,562,662

Banks - 0.0%(a)
JPMorgan Chase & Co.	110	14,154

Beverages - 3.0%
Coca-Cola Co. (The)	42,405	2,041,801
PepsiCo, Inc.	12,100	1,652,497

		3,694,298

Biotechnology - 2.4%
Amgen, Inc.	5,390	1,301,308
Biogen, Inc.*	2,090	590,655
Regeneron Pharmaceuticals, Inc.*	2,090	1,053,025

		2,944,988

Capital Markets - 1.7%
Intercontinental Exchange, Inc.	7,590	837,556
Nasdaq, Inc.	5,225	706,786
S&P Global, Inc.	1,815	575,355

		2,119,697

Chemicals - 0.9%
Ecolab, Inc.	5,170	1,057,317

Commercial Services & Supplies - 2.4%
Cintas Corp.	275	87,483
Republic Services, Inc.	6,930	627,304
Tetra Tech, Inc.	5,115	621,830
Waste Connections, Inc.	6,710	661,002
Waste Management, Inc.	9,130	1,016,352

		3,013,971

Communications Equipment - 0.7%
Acacia Communications, Inc.*	7,315	836,836

Consumer Finance - 0.1%
Credit Acceptance Corp.*	220	84,869

Distributors - 0.7%
Pool Corp.	2,420	857,116

Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc., Class B*	1,705	388,518

Diversified Telecommunication Services - 6.6%
AT&T, Inc.	68,640	1,965,163
Cogent Communications Holdings, Inc.	10,065	573,202
Iridium Communications, Inc.*	29,150	1,436,220
Liberty Global plc, Class C*	10,230	247,157
Verizon Communications, Inc.	71,995	3,941,726

Investments	Shares	Value ($)
Vonage Holdings Corp.*	4,345	54,226

		8,217,694

Electric Utilities - 4.3%
American Electric Power Co., Inc.	7,975	645,257
Duke Energy Corp.	385	36,190
Eversource Energy	7,755	678,562
IDACORP, Inc.	7,865	694,480
NextEra Energy, Inc.	17,160	1,387,729
Pinnacle West Capital Corp.	8,690	653,923
Portland General Electric Co.	13,310	562,880
Xcel Energy, Inc.	10,120	647,579

		5,306,600

Electronic Equipment, Instruments & Components - 0.6%
Dolby Laboratories, Inc., Class A	8,855	779,506

Equity Real Estate Investment Trusts (REITs) - 3.0%
Camden Property Trust	5,500	561,825
Crown Castle International Corp.	3,575	569,355
Equinix, Inc.	275	203,489
Equity LifeStyle Properties, Inc.	12,760	776,318
Extra Space Storage, Inc.	605	68,843
Life Storage, Inc.	6,352	518,196
Public Storage	4,455	1,014,047

		3,712,073

Food & Staples Retailing - 3.5%
Casey’s General Stores, Inc.	3,300	618,684
Costco Wholesale Corp.	2,585	911,032
Kroger Co. (The)	1,210	41,745
Walmart, Inc.	19,305	2,712,159

		4,283,620

Food Products - 1.9%
Hershey Co. (The)	6,325	919,908
Hormel Foods Corp.	12,100	567,006
J M Smucker Co. (The)	1,375	160,064
Kellogg Co.	2,145	126,426
McCormick & Co., Inc. (Non-Voting)	6,600	590,964

		2,364,368

Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	9,735	1,203,148
Neogen Corp.*	7,755	627,147
Stryker Corp.	4,070	899,511

		2,729,806

Health Care Providers & Services - 1.4%
Chemed Corp.	1,980	1,025,442
Encompass Health Corp.	7,975	641,190
UnitedHealth Group, Inc.	220	73,388

		1,740,020

Household Durables - 0.9%
Helen of Troy Ltd.*	4,675	1,141,869

Household Products - 1.3%
Clorox Co. (The)	4,070	852,503
Procter & Gamble Co. (The)	220	28,206

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
WD-40 Co.	2,420	736,672

		1,617,381

Industrial Conglomerates - 1.1%
Honeywell International, Inc.	6,710	1,310,933

Insurance - 4.2%
Alleghany Corp.	825	467,651
Allstate Corp. (The)	8,635	925,499
Arthur J Gallagher & Co.	2,915	336,420
Chubb Ltd.	5,555	809,197
Hanover Insurance Group, Inc. (The)	6,820	767,046
Progressive Corp. (The)	385	33,568
Travelers Cos., Inc. (The)	7,645	1,042,014
W R Berkley Corp.	12,100	751,894

		5,133,289

Interactive Media & Services - 4.5%
Alphabet, Inc., Class A*	1,155	2,110,601
Alphabet, Inc., Class C*	1,320	2,423,177
Facebook, Inc., Class A*	4,180	1,079,819

		5,613,597

Internet & Direct Marketing Retail - 3.5%
Amazon.com, Inc.*	1,177	3,773,697
Chewy, Inc., Class A*	5,500	560,010

		4,333,707

IT Services - 10.1%
Accenture plc, Class A	7,975	1,929,312
Automatic Data Processing, Inc.	2,035	336,019
Genpact Ltd.	21,505	823,211
Globant SA*	3,410	654,720
Jack Henry & Associates, Inc.	2,585	374,282
Mastercard, Inc., Class A	14,355	4,540,343
Visa, Inc., Class A	17,930	3,464,973
Wix.com Ltd.*	1,595	394,045

		12,516,905

Life Sciences Tools & Services - 2.2%
Charles River Laboratories International, Inc.*	3,795	983,095
ICON plc*	5,005	1,020,069
QIAGEN NV*	13,750	744,562

		2,747,726

Media - 1.7%
Cable One, Inc.	330	660,000
Charter Communications, Inc., Class A*	2,475	1,503,711

		2,163,711

Metals & Mining - 1.8%
Agnico Eagle Mines Ltd.	9,460	660,781
Newmont Corp.	17,050	1,016,180
Royal Gold, Inc.	5,500	587,840

		2,264,801

Multiline Retail - 1.6%
Ollie’s Bargain Outlet Holdings, Inc.*	4,235	401,182
Target Corp.	8,690	1,574,367

		1,975,549

Investments	Shares	Value ($)
Multi-Utilities - 1.6%
Ameren Corp.	1,760	127,987
CMS Energy Corp.	6,710	381,665
Consolidated Edison, Inc.	7,260	513,863
WEC Energy Group, Inc.	10,175	904,557

		1,928,072

Pharmaceuticals - 10.9%
Eli Lilly and Co.	14,905	3,099,793
Johnson & Johnson	36,960	6,029,285
Merck & Co., Inc.	43,725	3,369,886
Pfizer, Inc.	2,035	73,056
Zoetis, Inc.	5,555	856,859

		13,428,879

Professional Services - 0.6%
Verisk Analytics, Inc.	4,235	777,122

Road & Rail - 2.3%
JB Hunt Transport Services, Inc.	4,895	659,161
Landstar System, Inc.	7,150	996,710
Old Dominion Freight Line, Inc.	4,730	917,620
Werner Enterprises, Inc.	5,665	222,294

		2,795,785

Semiconductors & Semiconductor Equipment - 0.3%
NXP Semiconductors NV	2,090	335,382

Software - 6.5%
Adobe, Inc.*	220	100,929
Check Point Software Technologies Ltd.*	8,140	1,039,804
Intuit, Inc.	1,155	417,221
J2 Global, Inc.*	3,960	406,454
Microsoft Corp.	21,175	4,911,753
Tyler Technologies, Inc.*	990	418,562
Zoom Video Communications, Inc., Class A*	2,145	798,090

		8,092,813

Specialty Retail - 1.8%
Home Depot, Inc. (The)	5,500	1,489,510
O’Reilly Automotive, Inc.*	1,870	795,629

		2,285,139

Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	48,950	6,459,442

Water Utilities - 0.6%
American Water Works Co., Inc.	4,455	708,434

TOTAL COMMON STOCKS (Cost $111,695,081)		123,338,649

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Low Volatility Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.0%(a)

U.S. TREASURY OBLIGATIONS - 0.0%(a)
U.S. Treasury Bills 0.07%, 7/15/2021(b)(c) (Cost $24,993)	25,000	24,992

Total Investments - 99.7% (Cost $111,720,074)		123,363,641
Other assets less liabilities - 0.3%		331,252

Net Assets - 100.0%		123,694,893

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	All or a portion of the security pledged as collateral for futures contracts.
(c)	The rate shown was the current yield as of January 31, 2021.

Percentages shown are based on Net Assets.

Futures Contracts

FlexShares® US Quality Low Volatility Index Fund had the following open futures contract as of January 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	1	03/19/2021	USD	$185,260	$2,540

Abbreviations:

USD	—	US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund

January 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.0%

Air Freight & Logistics - 0.4%
SG Holdings Co. Ltd.	12,400	318,720

Auto Components - 0.1%
Bridgestone Corp.	3,100	114,531

Automobiles - 0.3%
Toyota Motor Corp.	3,100	216,152

Banks - 9.3%
Bank Leumi Le-Israel BM	59,706	373,698
Bank of Nova Scotia (The)	18,817	1,004,595
Banque Cantonale Vaudoise (Registered)	2,263	240,393
BOC Hong Kong Holdings Ltd.	201,500	602,901
Commonwealth Bank of Australia	18,693	1,197,717
Hang Seng Bank Ltd.	40,300	729,198
Oversea-Chinese Banking Corp. Ltd.	65,100	506,241
Royal Bank of Canada	15,748	1,275,915
Shizuoka Bank Ltd. (The)	80,600	585,090
Skandinaviska Enskilda Banken AB, Class A*	2,976	32,637
Sumitomo Mitsui Financial Group, Inc.	18,600	576,503
Swedbank AB, Class A*	2,914	55,191
Toronto-Dominion Bank (The)	7,254	411,464

		7,591,543

Beverages - 1.0%
Carlsberg A/S, Class B	651	95,725
Diageo plc	12,524	507,168
Suntory Beverage & Food Ltd.	6,200	216,448

		819,341

Biotechnology - 0.1%
BeiGene Ltd.*	3,100	76,002

Capital Markets - 2.0%
Deutsche Boerse AG	4,030	649,216
Japan Exchange Group, Inc.	18,600	434,376
Singapore Exchange Ltd.	77,500	578,140

		1,661,732

Chemicals - 3.9%
Air Liquide SA	7,471	1,225,330
Akzo Nobel NV	3,751	382,066
Givaudan SA (Registered)	139	561,875
Novozymes A/S, Class B	10,695	644,984
Symrise AG	2,852	355,845

		3,170,100

Commercial Services & Supplies - 1.7%
Brambles Ltd.	59,210	480,183
Secom Co. Ltd.	6,900	624,589

Investments	Shares	Value ($)
Securitas AB, Class B	15,407	239,042

		1,343,814

Communications Equipment - 0.5%
Telefonaktiebolaget LM Ericsson, Class B	29,295	371,526

Diversified Financial Services - 0.1%
Investor AB, Class A	651	47,904
Sofina SA	62	20,111

		68,015

Diversified Telecommunication Services - 6.3%
BCE, Inc.	14,136	600,209
Deutsche Telekom AG (Registered)	42,191	753,490
Elisa OYJ	10,416	621,078
Hellenic Telecommunications Organization SA	19,561	285,176
HKT Trust & HKT Ltd.	403,000	531,176
Nippon Telegraph & Telephone Corp.	24,800	620,148
Proximus SADP	12,710	268,371
Singapore Telecommunications Ltd.	198,400	352,818
Spark New Zealand Ltd.	129,053	446,441
Swisscom AG (Registered)	1,147	625,847
Telia Co. AB	7,874	34,689

		5,139,443

Electric Utilities - 4.6%
Chubu Electric Power Co., Inc.	24,800	303,560
CK Infrastructure Holdings Ltd.	108,500	578,613
CLP Holdings Ltd.	69,500	651,631
Emera, Inc.	4,836	202,420
Fortis, Inc.	7,228	292,639
Hydro One Ltd.(a)	11,253	261,009
Iberdrola SA	81,211	1,103,549
Power Assets Holdings Ltd.	62,000	330,236
Red Electrica Corp. SA	2,852	54,260

		3,777,917

Electrical Equipment - 0.8%
Vestas Wind Systems A/S	3,038	661,988

Electronic Equipment, Instruments & Components - 1.5%
Halma plc	14,601	495,037
Hamamatsu Photonics KK	12,400	718,926

		1,213,963

Food & Staples Retailing - 6.1%
Etablissements Franz Colruyt NV	10,354	639,772
ICA Gruppen AB	12,865	647,532
Kesko OYJ, Class B	12,152	315,938
Koninklijke Ahold Delhaize NV	26,598	762,285
Loblaw Cos. Ltd.	6,386	308,690
Metro, Inc.	7,068	305,859
Seven & i Holdings Co. Ltd.	15,500	586,422
Sundrug Co. Ltd.	12,400	492,115
Tesco plc	190,092	624,916

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Tsuruha Holdings, Inc.	1,900	252,619

		4,936,148

Food Products - 4.6%
MEIJI Holdings Co. Ltd.	3,100	211,414
Nestle SA (Registered)	30,442	3,423,356
Tate & Lyle plc	12,586	119,046

		3,753,816

Gas Utilities - 1.9%
Enagas SA	6,076	134,163
Osaka Gas Co. Ltd.	15,500	286,179
Toho Gas Co. Ltd.	10,000	587,421
Tokyo Gas Co. Ltd.	24,800	542,333

		1,550,096

Health Care Equipment & Supplies - 2.8%
Carl Zeiss Meditec AG	155	24,292
Coloplast A/S, Class B	4,619	692,171
ConvaTec Group plc(a)	48,887	134,397
Fisher & Paykel Healthcare Corp. Ltd.	2,976	74,296
Hoya Corp.	7,100	908,396
Sysmex Corp.	3,600	420,708

		2,254,260

Health Care Providers & Services - 0.4%
Sonic Healthcare Ltd.	12,245	322,905

Hotels, Restaurants & Leisure - 0.7%
McDonald’s Holdings Co. Japan Ltd.	12,400	604,040

Household Durables - 0.9%
Berkeley Group Holdings plc	2,573	148,008
SEB SA	1,705	325,003
Sekisui House Ltd.	12,400	239,129

		712,140

Household Products - 1.0%
Lion Corp.	12,400	283,899
Reckitt Benckiser Group plc	6,200	527,688

		811,587

Independent Power and Renewable Electricity Producers - 0.3%
Uniper SE	7,533	264,488

Industrial Conglomerates - 0.9%
Jardine Matheson Holdings Ltd.	12,400	716,720

Insurance - 5.0%
Admiral Group plc	13,795	545,946
Ageas SA	5,301	272,355
AIA Group Ltd.	43,400	524,739
Assicurazioni Generali SpA	21,948	375,705
Direct Line Insurance Group plc	145,917	600,919
Gjensidige Forsikring ASA	868	20,094
Great-West Lifeco, Inc.	9,331	213,288
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,728	725,157
RSA Insurance Group plc	1,953	18,103
Sampo OYJ, Class A	6,882	289,957

Investments	Shares	Value ($)
Tryg A/S	9,920	310,142
Zurich Insurance Group AG	372	148,951

		4,045,356

IT Services - 3.1%
CGI, Inc.*	3,720	298,485
Edenred	10,137	551,362
Fujitsu Ltd.	1,800	275,429
Itochu Techno-Solutions Corp.	6,200	218,520
Nomura Research Institute Ltd.	7,700	259,989
NTT Data Corp.	18,600	266,844
Obic Co. Ltd.	3,400	638,464

		2,509,093

Leisure Products - 0.4%
Bandai Namco Holdings, Inc.	4,200	358,682

Machinery - 1.8%
Alstom SA*	6,849	373,274
Knorr-Bremse AG	2,852	378,297
Kone OYJ, Class B	8,680	684,603
Schindler Holding AG (Registered)	93	24,546

		1,460,720

Marine - 0.7%
Kuehne + Nagel International AG (Registered)	2,573	587,428

Metals & Mining - 3.1%
Barrick Gold Corp.	34,534	772,078
Fortescue Metals Group Ltd.	12,989	217,155
Franco-Nevada Corp.	5,372	640,586
Kinross Gold Corp.	36,766	257,012
Polymetal International plc	11,966	259,786
Wheaton Precious Metals Corp.	8,835	363,235

		2,509,852

Multiline Retail - 0.9%
Wesfarmers Ltd.	17,949	752,055

Personal Products - 0.9%
Kobayashi Pharmaceutical Co. Ltd.	6,200	697,607
Unilever plc	899	52,343

		749,950

Pharmaceuticals - 13.0%
AstraZeneca plc	6,510	669,660
Chugai Pharmaceutical Co. Ltd.	15,500	810,125
GlaxoSmithKline plc	76,601	1,427,408
Novartis AG (Registered)	5,859	530,379
Novo Nordisk A/S, Class B	29,543	2,052,857
Ono Pharmaceutical Co. Ltd.	6,200	185,061
Roche Holding AG	10,602	3,660,527
Roche Holding AG - BR	217	76,594
Sanofi	3,596	337,051
Santen Pharmaceutical Co. Ltd.	31,000	512,546
UCB SA	2,883	299,539

		10,561,747

Professional Services - 1.9%
RELX plc	32,860	817,861
Wolters Kluwer NV	8,494	706,257

		1,524,118

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Real Estate Management & Development - 2.2%
Deutsche Wohnen SE	3,193	158,581
ESR Cayman Ltd.*(a)	6,200	22,149
Hang Lung Properties Ltd.	217,000	579,312
Hongkong Land Holdings Ltd.	6,200	28,706
PSP Swiss Property AG (Registered)	4,309	552,672
Sun Hung Kai Properties Ltd.	31,000	423,789

		1,765,209

Road & Rail - 2.0%
Aurizon Holdings Ltd.	31,744	90,116
Hankyu Hanshin Holdings, Inc.	1,700	54,802
Keio Corp.	3,100	226,515
Kintetsu Group Holdings Co. Ltd.	6,200	259,974
MTR Corp. Ltd.	124,000	722,041
Nagoya Railroad Co. Ltd.	9,300	236,287

		1,589,735

Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV	682	364,112

Software - 2.0%
Dassault Systemes SE	2,542	508,793
Nice Ltd.*	1,457	378,118
Open Text Corp.	5,797	259,934
Oracle Corp. Japan	3,100	365,681
SAP SE	837	106,568

		1,619,094

Specialty Retail - 1.8%
ABC-Mart, Inc.	9,300	528,535
Nitori Holdings Co. Ltd.	3,100	615,588
Yamada Holdings Co. Ltd.	62,000	315,641

		1,459,764

Technology Hardware, Storage & Peripherals - 0.9%
Canon, Inc.	15,500	339,699
FUJIFILM Holdings Corp.	6,200	354,548

		694,247

Textiles, Apparel & Luxury Goods - 2.2%
Hermes International	744	761,614
LVMH Moet Hennessy Louis Vuitton SE	1,705	1,032,181

		1,793,795

Tobacco - 0.8%
Japan Tobacco, Inc.	34,100	676,658

Trading Companies & Distributors - 1.0%
ITOCHU Corp.	27,900	798,799

Transportation Infrastructure - 0.1%
Aena SME SA*(a)	527	81,504

Water Utilities - 0.8%
Severn Trent plc	7,192	228,334
United Utilities Group plc	34,069	431,438

		659,772

Wireless Telecommunication Services - 1.8%
KDDI Corp.	31,000	911,686

Investments	Shares	Value ($)
Rogers Communications, Inc., Class B	527	23,808
Softbank Corp.	37,200	489,273

		1,424,767

TOTAL COMMON STOCKS (Cost $74,563,996)		80,457,444

Total Investments - 99.0% (Cost $74,563,996)		80,457,444
Other assets less liabilities - 1.0%		777,411

Net Assets - 100.0%		81,234,855

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

Percentages shown are based on Net Assets.

Abbreviations

OYJ	Public Limited Company

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Futures Contracts

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following open futures contracts as of January 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI EAFE E-Mini Index	6	03/19/2021	USD	$634,650	$875

Forward Foreign Currency Contracts

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following outstanding contracts as of January 31, 2021:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	9,000	Toronto-Dominion Bank (The)	USD	6,857	03/17/2021	$50
USD	42,283	Toronto-Dominion Bank (The)	CAD	54,000	03/17/2021	7
USD	14,301	Bank of New York	JPY	1,490,000	03/17/2021	63
USD	32,868	Morgan Stanley	JPY	3,408,000	03/17/2021	302

Total unrealized appreciation						$422

CAD	66,000	Bank of New York	USD	51,712	03/17/2021	$(41)
CHF	12,000	Morgan Stanley	USD	13,546	03/17/2021	(40)
DKK	275,000	Toronto-Dominion Bank (The)	USD	45,325	03/17/2021	(369)
JPY	5,500,000	Toronto-Dominion Bank (The)	USD	52,961	03/17/2021	(405)
USD	28,693	Toronto-Dominion Bank (The)	AUD	38,000	03/17/2021	(470)
USD	37,397	Toronto-Dominion Bank (The)	DKK	229,000	03/17/2021	(39)
USD	38,879	Citibank NA	EUR	32,000	03/17/2021	(35)
USD	13,606	Morgan Stanley	GBP	10,000	03/17/2021	(129)
USD	33,119	Toronto-Dominion Bank (The)	GBP	25,000	03/17/2021	(1,219)
USD	19,172	BNP Paribas SA	SEK	162,000	03/17/2021	(284)

Total unrealized depreciation						$(3,031)

Net unrealized depreciation						$(2,609)

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
SEK — Swedish Krona
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2021:

Australia	3.8%
Belgium	1.8
Canada	9.2
Denmark	5.5
Finland	2.4
France	6.3
Germany	4.2
Greece	0.3
Hong Kong	7.1
Israel	0.9
Italy	0.5
Japan	25.3
Netherlands	2.7
New Zealand	0.6
Norway	0.0 †
Singapore	2.7
Spain	1.7
Sweden	1.8
Switzerland	12.8
United Kingdom	9.4
Other[1]	1.0

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Emerging Markets Quality Low Volatility Index Fund

January 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.8%

Air Freight & Logistics - 0.6%
ZTO Express Cayman, Inc., ADR	2,610	86,339

		86,339

Automobiles - 0.3%
Hero MotoCorp Ltd.	840	37,487

Banks - 11.2%
Attijariwafa Bank	1,535	74,759
Banco BBVA Peru SA	6,170	4,153
Banco de Chile	49,355	5,048
Bank Central Asia Tbk. PT	3,000	7,227
Bank of China Ltd., Class H	300,000	101,756
Bank of Communications Co. Ltd., Class H	130,000	70,417
Banque Centrale Populaire	2,430	70,274
Chang Hwa Commercial Bank Ltd.	100,000	59,102
China Construction Bank Corp., Class H	170,000	128,917
China Merchants Bank Co. Ltd., Class H	1,000	7,680
Commercial International Bank Egypt SAE	25,735	103,169
E.Sun Financial Holding Co. Ltd.	65,709	55,378
First Financial Holding Co. Ltd.	105,000	75,743
Hong Leong Bank Bhd.	14,500	61,910
Hua Nan Financial Holdings Co. Ltd.	115,000	70,431
Industrial & Commercial Bank of China Ltd., Class H	160,000	102,143
ING Bank Slaski SA*	1,750	80,458
Malayan Banking Bhd.	39,685	76,670
Mega Financial Holding Co. Ltd.	115,000	115,606
Postal Savings Bank of China Co. Ltd., Class H(a)	130,000	92,883
Public Bank Bhd.	7,500	7,774
Sberbank of Russia PJSC	10,850	37,161
SinoPac Financial Holdings Co. Ltd.	90,000	35,193
Taiwan Cooperative Financial Holding Co. Ltd.	106,890	73,099

		1,516,951

Beverages - 0.5%
Arca Continental SAB de CV	2,500	11,505
Emperador, Inc.	295,000	61,299

		72,804

Biotechnology - 0.8%
Celltrion, Inc.*	51	14,772
China Biologic Products Holdings, Inc.*	845	99,583

		114,355

Capital Markets - 0.8%
B3 SA - Brasil Bolsa Balcao	500	5,477

Investments	Shares	Value ($)
Macquarie Korea Infrastructure Fund	9,990	96,006

		101,483

Chemicals - 2.3%
Asian Paints Ltd.	3,800	125,383
Nan Ya Plastics Corp.	35,000	81,993
Pidilite Industries Ltd.	4,770	109,198

		316,574

Commercial Services & Supplies - 0.6%
S-1 Corp.	1,110	80,179

Construction & Engineering - 0.0%(b)
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV(c)	2,000	3,956

Construction Materials - 1.5%
Corp. Moctezuma SAB de CV	33,000	97,090
Ssangyong Cement Industrial Co. Ltd.	18,920	109,264

		206,354

Consumer Finance - 0.6%
SBI Cards & Payment Services Ltd.	6,060	81,900

Diversified Consumer Services - 0.8%
China East Education Holdings Ltd.(a)	40,000	90,381
New Oriental Education & Technology Group, Inc., ADR*	70	11,725

		102,106

Diversified Telecommunication Services - 3.9%
China Tower Corp. Ltd., Class H(a)	420,000	60,667
Chunghwa Telecom Co. Ltd.	37,000	142,702
KT Corp.	3,305	70,762
Maroc Telecom	6,440	105,724
O2 Czech Republic A/S	9,030	106,377
Telefonica Brasil SA	4,500	37,254

		523,486

Electric Utilities - 1.6%
Cia de Transmissao de Energia Eletrica Paulista (Preference)	3,500	16,892
Enel Chile SA	941,730	68,416
Manila Electric Co.	11,850	64,331
Transmissora Alianca de Energia Eletrica SA	11,500	67,592

		217,231

Electronic Equipment, Instruments & Components - 1.0%
Hon Hai Precision Industry Co. Ltd.	15,000	59,727
WPG Holdings Ltd.	50,000	76,779

		136,506

Entertainment - 0.4%
NetEase, Inc., ADR	450	51,745

See Accompanying Notes to the Schedules of Investments.

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Food & Staples Retailing - 3.5%
Berli Jucker PCL, NVDR	53,500	59,435
BIM Birlesik Magazalar A/S	7,870	77,584
InRetail Peru Corp.(a)	1,940	81,480
President Chain Store Corp.	7,000	66,744
Puregold Price Club, Inc.	58,740	43,984
Sun Art Retail Group Ltd.	47,500	49,314
Wal-Mart de Mexico SAB de CV	33,500	96,656

		475,197

Food Products - 4.3%
Alicorp SAA	33,555	75,601
Dali Foods Group Co. Ltd.(a)	90,000	54,205
Nestle Malaysia Bhd.	3,200	108,448
Orion Corp.*	755	80,994
PPB Group Bhd.	14,000	64,069
Standard Foods Corp.	5,000	10,088
Uni-President China Holdings Ltd.	90,000	108,991
Uni-President Enterprises Corp.	35,000	84,993

		587,389

Gas Utilities - 2.7%
China Resources Gas Group Ltd.	20,000	100,079
ENN Energy Holdings Ltd.	6,500	100,763
Grupo Energia Bogota SA ESP	89,785	65,844
Petronas Gas Bhd.	25,500	101,180

		367,866

Health Care Equipment & Supplies - 0.3%
Hartalega Holdings Bhd.	13,500	42,946

Health Care Providers & Services - 3.5%
Apollo Hospitals Enterprise Ltd.	1,895	66,524
Bangkok Dusit Medical Services PCL, NVDR	128,600	88,942
Bangkok Dusit Medical Services PCL, Class F	17,400	12,034
Bumrungrad Hospital PCL, NVDR	28,000	117,407
Celltrion Healthcare Co. Ltd.*	871	111,892
IHH Healthcare Bhd.	51,500	65,100
Sinopharm Group Co. Ltd., Class H	2,000	4,885

		466,784

Hotels, Restaurants & Leisure - 0.8%
Jubilant Foodworks Ltd.	880	31,241
Yum China Holdings, Inc.	1,310	74,290

		105,531

Household Durables - 0.6%
Coway Co. Ltd.*	1,305	81,315

Household Products - 0.1%
Hindustan Unilever Ltd.	405	12,567

Independent Power and Renewable Electricity Producers - 1.0%
Colbun SA	386,951	66,951
Ratch Group PCL, NVDR	23,000	38,039
Unipro PJSC	690,000	25,880

		130,870

Industrial Conglomerates - 0.4%
Enka Insaat ve Sanayi A/S	47,030	50,133

Investments	Shares	Value ($)
Insurance - 0.9%
Ping An Insurance Group Co. of China Ltd., Class H	10,000	117,748

Interactive Media & Services - 6.8%
Tencent Holdings Ltd.	10,500	922,864

Internet & Direct Marketing Retail - 12.6%
Alibaba Group Holding Ltd., ADR*	3,890	987,399
JD.com, Inc., ADR*	1,270	112,636
Meituan, Class B*(a)	4,500	206,491
Naspers Ltd., Class N	365	84,336
Pinduoduo, Inc., ADR*	240	39,770
Prosus NV*	2,365	275,314

		1,705,946

IT Services - 3.0%
Infosys Ltd.	4,270	72,516
Mphasis Ltd.	230	4,828
Samsung SDS Co. Ltd.	170	29,711
Tata Consultancy Services Ltd.	5,700	243,074
Tech Mahindra Ltd.	4,395	57,913

		408,042

Marine - 0.7%
MISC Bhd.	2,500	3,686
Orient Overseas International Ltd.	10,500	89,781

		93,467

Metals & Mining - 0.5%
Vale SA	4,000	64,435

Multiline Retail - 0.0%(b)
Robinson PCL*(c)	600	391

Oil, Gas & Consumable Fuels - 2.4%
China Shenhua Energy Co. Ltd., Class H	57,500	106,637
Formosa Petrochemical Corp.	6,000	19,091
LUKOIL PJSC	215	15,391
Petroleo Brasileiro SA (Preference)	500	2,444
Petronas Dagangan Bhd.	12,500	59,864
Reliance Industries Ltd.	2,050	51,754
Surgutneftegas PJSC (Preference)	133,000	70,457

		325,638

Personal Products - 0.1%
Hengan International Group Co. Ltd.	500	3,589
Procter & Gamble Hygiene & Health Care Ltd.	25	3,874

		7,463

Pharmaceuticals - 2.3%
Dr Reddy’s Laboratories Ltd.	90	5,678
Hypera SA*	6,210	36,727
Lupin Ltd.	1,700	23,478
Richter Gedeon Nyrt.	3,080	87,275
Sino Biopharmaceutical Ltd.	85,000	79,257
Yuhan Corp.*	1,244	73,065

		305,480

See Accompanying Notes to the Schedules of Investments.

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Road & Rail - 1.1%
CJ Logistics Corp.*	465	69,837
GMexico Transportes SAB de CV(a)	51,500	74,996

		144,833

Semiconductors & Semiconductor Equipment - 8.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	53,000	1,118,579

Specialty Retail - 1.1%
Home Product Center PCL	2,800	1,282
Home Product Center PCL, NVDR	196,700	90,036
Zhongsheng Group Holdings Ltd.	10,000	58,745

		150,063

Technology Hardware, Storage & Peripherals - 6.6%
Chicony Electronics Co. Ltd.	30,000	92,670
Lite-On Technology Corp.	5,000	9,803
Samsung Electronics Co. Ltd.	9,885	724,629
Samsung Electronics Co. Ltd. (Preference)	920	60,122

		887,224

Textiles, Apparel & Luxury Goods - 0.1%
Alpargatas SA (Preference)	500	3,557
Page Industries Ltd.	10	3,725

		7,282

Thrifts & Mortgage Finance - 0.0%(b)
Housing Development Finance Corp. Ltd.	190	6,192

Tobacco - 0.6%
KT&G Corp.	1,115	79,942

Transportation Infrastructure - 2.4%
Airports of Thailand PCL, NVDR	42,500	84,489
Jiangsu Expressway Co. Ltd., Class H	60,000	69,643
Promotora y Operadora de Infraestructura SAB de CV	3,225	24,568
Shenzhen Expressway Co. Ltd., Class H	60,000	55,172
Shenzhen International Holdings Ltd.	32,500	53,567
Westports Holdings Bhd.	28,500	30,315

		317,754

Water Utilities - 0.5%
Guangdong Investment Ltd.	40,000	70,262

Wireless Telecommunication Services - 4.7%
Advanced Info Service PCL, NVDR	18,500	106,315
America Movil SAB de CV, Series L	30,500	20,616
Far EasTone Telecommunications Co. Ltd.	50,000	107,133
Intouch Holdings PCL, NVDR	58,000	108,520
Maxis Bhd.	80,000	94,397
PLDT, Inc.	2,175	59,400

Investments	Shares	Value ($)
Taiwan Mobile Co. Ltd.	30,000	103,062
Vodacom Group Ltd.	4,585	37,701

		637,144

TOTAL COMMON STOCKS (Cost $11,610,949)		13,340,803

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 0.0%(b)

Food Products - 0.0%(b)
Britannia Industries Ltd. 8.00%, 8/28/2022 (Cost $1) INR	78	1

Total Investments - 98.8% (Cost $11,610,950)		13,340,804
Other assets less liabilities - 1.2%		160,144

Net Assets - 100.0%		13,500,948

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of January 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2021 amounted to $4,347, which represents approximately 0.03% of net assets of the Fund.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
INR	Indian Rupee
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Futures Contracts

FlexShares® Emerging Markets Quality Low Volatility Index Fund had the following open futures contracts as of January 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI Emerging Markets E-Mini Index	2	03/19/2021	USD	$132,610	$8,176

Abbreviations:

USD — US Dollar

FlexShares® Emerging Markets Quality Low Volatility Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2021:

Brazil	1.7%
Chile	1.0
China	32.4
Colombia	0.5
Czech Republic	0.8
Egypt	0.8
Hungary	0.7
India	6.9
Indonesia	0.1
Malaysia	5.3
Mexico	2.4
Morocco	1.9
Peru	1.2
Philippines	1.7
Poland	0.6
Russia	1.1
South Africa	2.9
South Korea	12.5
Taiwan	18.2
Thailand	5.2
Turkey	0.9
Other[1]	1.2

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.9%

Aerospace & Defense - 1.3%
AAR Corp.	2,925	98,134
Aerojet Rocketdyne Holdings, Inc.*(a)	2,340	121,774
AeroVironment, Inc.*	780	89,521
Axon Enterprise, Inc.*(a)	2,925	480,168
Boeing Co. (The)	17,355	3,370,167
BWX Technologies, Inc.	3,705	199,774
Cubic Corp.(a)	1,560	95,441
Curtiss-Wright Corp.	1,560	161,912
Ducommun, Inc.*(a)	195	9,621
General Dynamics Corp.	7,410	1,086,899
HEICO Corp.(a)	1,170	137,756
HEICO Corp., Class A	1,950	207,304
Hexcel Corp.(a)	2,730	119,192
Howmet Aerospace, Inc.	12,870	316,345
Huntington Ingalls Industries, Inc.	1,365	214,755
Kaman Corp.(a)	975	49,101
Kratos Defense & Security Solutions, Inc.*	7,995	212,187
L3Harris Technologies, Inc.	6,630	1,137,111
Lockheed Martin Corp.	7,995	2,572,951
Maxar Technologies, Inc.(a)	4,875	204,116
Mercury Systems, Inc.*	3,120	221,707
Moog, Inc., Class A	7,605	561,781
National Presto Industries, Inc.	195	17,435
Northrop Grumman Corp.	5,070	1,453,113
PAE, Inc.*(a)	7,020	58,266
Parsons Corp.*(a)	585	20,861
Raytheon Technologies Corp.	49,335	3,292,125
Spirit AeroSystems Holdings, Inc., Class A(a)	4,875	165,116
Teledyne Technologies, Inc.*	975	348,085
Textron, Inc.	8,190	370,679
TransDigm Group, Inc.*	1,365	755,227
Triumph Group, Inc.	13,065	141,494
Vectrus, Inc.*	1,170	60,138
Virgin Galactic Holdings, Inc.*(a)	7,020	310,916

		18,661,172

Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc.*(a)	1,950	49,549
Atlas Air Worldwide Holdings, Inc.*(a)	7,215	373,881
CH Robinson Worldwide, Inc.(a)	4,095	350,368
Echo Global Logistics, Inc.*	3,120	82,150
Expeditors International of Washington, Inc.	4,485	401,497
FedEx Corp.	8,190	1,927,435
Forward Air Corp.	975	69,898
Hub Group, Inc., Class A*	2,730	143,680
United Parcel Service, Inc., Class B	19,500	3,022,500

Investments	Shares	Value ($)
XPO Logistics, Inc.*(a)	2,925	322,949

		6,743,907

Airlines - 0.6%
Alaska Air Group, Inc.	29,835	1,456,843
Allegiant Travel Co.(a)	975	176,953
American Airlines Group, Inc.(a)	137,280	2,357,098
Delta Air Lines, Inc.	19,500	740,220
Hawaiian Holdings, Inc.	12,480	244,234
JetBlue Airways Corp.*(a)	77,415	1,110,131
SkyWest, Inc.	13,065	509,404
Southwest Airlines Co.	17,160	754,010
Spirit Airlines, Inc.*	20,085	521,005
United Airlines Holdings, Inc.*(a)	8,190	327,518

		8,197,416

Auto Components - 0.4%
Adient plc*	23,595	761,882
American Axle & Manufacturing Holdings, Inc.*(a)	17,745	156,333
Aptiv plc	6,825	911,820
Autoliv, Inc.	2,145	190,283
BorgWarner, Inc.	6,240	262,018
Cooper Tire & Rubber Co.	4,095	150,491
Cooper-Standard Holdings, Inc.*(a)	2,145	65,444
Dana, Inc.	10,530	203,861
Dorman Products, Inc.*	975	88,559
Fox Factory Holding Corp.*	1,950	233,298
Gentex Corp.	6,825	225,566
Gentherm, Inc.*	1,170	71,674
Goodyear Tire & Rubber Co. (The)*(a)	47,580	501,969
LCI Industries	975	126,145
Lear Corp.	1,755	264,584
Motorcar Parts of America, Inc.*	4,290	97,083
Patrick Industries, Inc.(a)	1,365	94,267
Standard Motor Products, Inc.	585	22,950
Tenneco, Inc., Class A*	15,210	153,621
Veoneer, Inc.*(a)	24,765	651,072
Visteon Corp.*	975	124,293
Workhorse Group, Inc.*(a)	5,655	194,080

		5,551,293

Automobiles - 1.6%
Ford Motor Co.*	136,500	1,437,345
General Motors Co.	43,095	2,184,055
Harley-Davidson, Inc.	9,360	375,242
Tesla, Inc.*(a)	20,280	16,092,788
Thor Industries, Inc.(a)	13,455	1,628,190
Winnebago Industries, Inc.(a)	6,630	457,868

		22,175,488

Banks - 6.6%
1st Source Corp.	5,655	222,524
Allegiance Bancshares, Inc.(a)	585	20,580
Ameris Bancorp(a)	14,625	571,984
Associated Banc-Corp.	31,395	563,226
Atlantic Union Bankshares Corp.	16,185	531,515
Banc of California, Inc.(a)	3,900	65,715

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
BancFirst Corp.(a)	585	33,714
Bancorp, Inc. (The)*	13,845	232,181
BancorpSouth Bank	24,570	679,360
Bank of America Corp.	253,695	7,522,057
Bank of Hawaii Corp.	1,365	106,729
Bank OZK	30,030	1,115,915
BankUnited, Inc.	23,205	804,053
Banner Corp.	6,630	293,245
Berkshire Hills Bancorp, Inc.	4,095	67,895
BOK Financial Corp.	7,995	590,511
Boston Private Financial Holdings, Inc.	23,985	292,377
Bridge Bancorp, Inc.(a)	5,655	138,152
Brookline Bancorp, Inc.	2,925	36,826
Bryn Mawr Bank Corp.	585	18,182
Cadence Bancorp(a)	2,535	45,427
Camden National Corp.	5,265	197,701
Cathay General Bancorp	15,210	514,402
Central Pacific Financial Corp.	4,095	81,409
CIT Group, Inc.	21,060	777,114
Citigroup, Inc.	69,810	4,048,282
Citizens Financial Group, Inc.	15,990	582,676
City Holding Co.	585	40,394
Columbia Banking System, Inc.(a)	2,340	90,137
Comerica, Inc.	33,345	1,907,334
Commerce Bancshares, Inc.(a)	2,863	191,392
Community Bank System, Inc.(a)	3,510	227,623
Community Trust Bancorp, Inc.	2,145	78,207
ConnectOne Bancorp, Inc.	5,265	111,881
CrossFirst Bankshares, Inc.*	2,730	31,395
Cullen/Frost Bankers, Inc.(a)	13,650	1,259,076
Customers Bancorp, Inc.*(a)	4,506	100,123
CVB Financial Corp.	32,760	636,527
Dime Community Bancshares, Inc.	10,725	170,527
Eagle Bancorp, Inc.(a)	5,850	248,566
East West Bancorp, Inc.	34,125	2,045,453
Eastern Bankshares, Inc.*(a)	6,240	99,466
Enterprise Financial Services Corp.(a)	6,240	220,334
FB Financial Corp.	1,365	50,996
Fifth Third Bancorp	25,935	750,300
First Bancorp/NC	4,680	159,401
First Bancorp/PR	58,305	530,576
First Bancshares, Inc. (The)(a)	6,435	192,664
First Busey Corp.	14,625	302,299
First Citizens BancShares, Inc., Class A(a)	1,755	1,045,962
First Commonwealth Financial Corp.	25,740	301,930
First Financial Bancorp	18,720	342,950
First Financial Bankshares, Inc.	6,825	258,531
First Financial Corp.	1,755	67,374
First Foundation, Inc.	10,335	209,387
First Hawaiian, Inc.(a)	27,300	634,725
First Horizon Corp.	123,045	1,709,095
First Interstate BancSystem, Inc., Class A	2,535	98,003
First Merchants Corp.	14,235	536,232
First Midwest Bancorp, Inc.(a)	22,035	364,239

Investments	Shares	Value ($)
First Republic Bank	4,485	650,280
Flushing Financial Corp.	5,460	99,809
FNB Corp.	67,470	665,254
Fulton Financial Corp.	32,370	433,758
German American Bancorp, Inc.(a)	780	26,387
Glacier Bancorp, Inc.(a)	3,315	154,645
Great Southern Bancorp, Inc.	390	19,176
Great Western Bancorp, Inc.	9,360	224,640
Hancock Whitney Corp.	17,940	612,472
Hanmi Financial Corp.	7,800	107,796
HarborOne Bancorp, Inc.(a)	2,340	25,412
Heartland Financial USA, Inc.	7,800	332,748
Heritage Commerce Corp.(a)	17,355	152,377
Hilltop Holdings, Inc.(a)	17,550	527,202
Home BancShares, Inc.	36,660	777,192
Hope Bancorp, Inc.(a)	22,035	246,351
Horizon Bancorp, Inc.(a)	7,800	123,474
Huntington Bancshares, Inc.(a)	39,000	515,775
Independent Bank Corp. - MA	1,170	87,844
Independent Bank Corp. - MI	8,190	150,368
Independent Bank Group, Inc.	9,555	586,868
International Bancshares Corp.(a)	14,625	552,971
Investors Bancorp, Inc.	59,085	680,068
JPMorgan Chase & Co.	101,205	13,022,047
KeyCorp	36,465	614,800
Lakeland Bancorp, Inc.	6,435	84,363
Lakeland Financial Corp.	780	45,786
Live Oak Bancshares, Inc.(a)	975	38,883
M&T Bank Corp.	4,680	619,960
Midland States Bancorp, Inc.	4,875	89,651
National Bank Holdings Corp., Class A	1,170	38,926
NBT Bancorp, Inc.	1,365	45,059
OceanFirst Financial Corp.(a)	16,965	308,084
OFG Bancorp(a)	15,600	268,008
Old National Bancorp(a)	40,560	681,002
Pacific Premier Bancorp, Inc.(a)	6,825	226,931
PacWest Bancorp	24,375	735,881
Park National Corp.(a)	390	42,124
Peoples Bancorp, Inc.	6,435	196,267
People’s United Financial, Inc.(a)	93,015	1,270,585
Pinnacle Financial Partners, Inc.(a)	18,525	1,269,518
PNC Financial Services Group, Inc. (The)	14,430	2,070,994
Popular, Inc.	20,670	1,173,022
Preferred Bank	2,340	112,999
Prosperity Bancshares, Inc.(a)	20,475	1,380,834
QCR Holdings, Inc.	1,755	68,059
Regions Financial Corp.	36,075	613,636
Renasant Corp.(a)	3,705	131,157
S&T Bancorp, Inc.(a)	2,340	59,436
Sandy Spring Bancorp, Inc.	9,555	317,513
Seacoast Banking Corp. of Florida*(a)	5,070	154,382
ServisFirst Bancshares, Inc.	1,560	64,085
Signature Bank	11,895	1,964,935
Simmons First National Corp., Class A(a)	22,035	544,265
South State Corp.	2,730	190,390

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Southside Bancshares, Inc.	975	30,586
Sterling Bancorp(a)	48,750	899,925
Stock Yards Bancorp, Inc.	780	35,256
SVB Financial Group*	1,755	768,304
Synovus Financial Corp.	36,075	1,341,990
TCF Financial Corp.	37,050	1,439,763
Texas Capital Bancshares, Inc.*	3,510	211,372
Tompkins Financial Corp.	390	26,079
Towne Bank	14,430	334,776
TriCo Bancshares	780	29,094
TriState Capital Holdings, Inc.*	2,925	53,674
Triumph Bancorp, Inc.*(a)	585	33,544
Truist Financial Corp.	45,825	2,198,684
Trustmark Corp.	16,575	455,315
UMB Financial Corp.	1,365	96,874
Umpqua Holdings Corp.(a)	46,410	673,409
United Bankshares, Inc.(a)	27,885	882,839
United Community Banks, Inc.(a)	22,425	668,938
Univest Financial Corp.	6,045	135,710
US Bancorp	46,605	1,997,024
Valley National Bancorp	88,920	907,873
Veritex Holdings, Inc.(a)	14,235	363,847
Washington Trust Bancorp, Inc.	5,460	237,947
Webster Financial Corp.	19,305	902,509
Wells Fargo & Co.	108,225	3,233,763
WesBanco, Inc.	13,260	384,540
Westamerica Bancorp	780	43,540
Western Alliance Bancorp	24,375	1,661,888
Wintrust Financial Corp.	12,285	739,434
Zions Bancorp NA	36,270	1,600,958

		93,752,755

Beverages - 1.0%
Boston Beer Co., Inc. (The), Class A*	195	178,793
Brown-Forman Corp., Class A	1,560	103,147
Brown-Forman Corp., Class B	4,875	349,391
Coca-Cola Co. (The)	104,520	5,032,638
Coca-Cola Consolidated, Inc.	195	52,038
Constellation Brands, Inc., Class A	5,850	1,233,940
Keurig Dr Pepper, Inc.(a)	21,255	675,909
Molson Coors Beverage Co., Class B	7,410	371,686
Monster Beverage Corp.*	10,140	880,456
National Beverage Corp.(a)	390	59,101
PepsiCo, Inc.	37,245	5,086,550

		14,023,649

Biotechnology - 2.8%
AbbVie, Inc.	58,890	6,035,047
ACADIA Pharmaceuticals, Inc.*	3,120	149,916
Acceleron Pharma, Inc.*	3,120	360,454
Adverum Biotechnologies, Inc.*(a)	2,145	26,448
Agenus, Inc.*(a)	2,340	8,611
Agios Pharmaceuticals, Inc.*(a)	975	45,796
Akebia Therapeutics, Inc.*(a)	56,160	181,958
Alexion Pharmaceuticals, Inc.*	7,605	1,166,075
Alkermes plc*	5,265	110,512
Alnylam Pharmaceuticals, Inc.*	2,925	440,154
Amgen, Inc.	19,500	4,707,885

Investments	Shares	Value ($)
Amicus Therapeutics, Inc.*(a)	15,795	298,683
Anika Therapeutics, Inc.*(a)	585	21,651
Apellis Pharmaceuticals, Inc.*	1,560	69,061
Arcturus Therapeutics Holdings, Inc.*(a)	1,560	113,038
Arena Pharmaceuticals, Inc.*(a)	2,340	173,722
Arrowhead Pharmaceuticals, Inc.*(a)	5,850	451,444
Assembly Biosciences, Inc.*	1,755	9,793
Atara Biotherapeutics, Inc.*	6,825	125,989
BioCryst Pharmaceuticals, Inc.*(a)	16,965	144,542
Biogen, Inc.*	4,875	1,377,724
BioMarin Pharmaceutical, Inc.*	4,290	355,126
Bluebird Bio, Inc.*(a)	1,755	78,185
Blueprint Medicines Corp.*	3,315	320,726
CareDx, Inc.*	3,315	253,365
Catalyst Pharmaceuticals, Inc.*(a)	40,365	146,929
ChemoCentryx, Inc.*(a)	1,365	77,819
Clovis Oncology, Inc.*(a)	33,930	268,047
Coherus Biosciences, Inc.*(a)	17,940	337,272
CRISPR Therapeutics AG*(a)	3,315	549,295
Cytokinetics, Inc.*(a)	2,145	42,192
Deciphera Pharmaceuticals, Inc.*	3,120	137,904
Denali Therapeutics, Inc.*(a)	4,680	320,580
Dicerna Pharmaceuticals, Inc.*	2,340	52,580
Dynavax Technologies Corp.*(a)	975	6,152
Editas Medicine, Inc.*(a)	4,095	251,228
Emergent BioSolutions, Inc.*(a)	2,535	270,865
Epizyme, Inc.*(a)	2,535	27,758
Esperion Therapeutics, Inc.*	780	24,562
Exact Sciences Corp.*	4,680	641,909
Exelixis, Inc.*	9,750	216,547
Fate Therapeutics, Inc.*(a)	4,290	388,803
FibroGen, Inc.*(a)	5,655	272,458
Flexion Therapeutics, Inc.*(a)	1,365	16,612
G1 Therapeutics, Inc.*(a)	10,140	244,678
Gilead Sciences, Inc.	40,365	2,647,944
Global Blood Therapeutics, Inc.*(a)	4,680	234,562
Halozyme Therapeutics, Inc.*(a)	7,800	371,202
Heron Therapeutics, Inc.*(a)	1,755	30,467
ImmunoGen, Inc.*	8,385	59,785
Immunovant, Inc.*	11,895	464,262
Incyte Corp.*	4,875	437,531
Inovio Pharmaceuticals, Inc.*(a)	2,925	37,294
Insmed, Inc.*	6,825	256,552
Intellia Therapeutics, Inc.*(a)	4,095	256,429
Intercept Pharmaceuticals, Inc.*(a)	390	13,744
Invitae Corp.*(a)	8,970	444,194
Ionis Pharmaceuticals, Inc.*	3,510	210,846
Iovance Biotherapeutics, Inc.*(a)	8,190	359,050
Ironwood Pharmaceuticals, Inc.*	5,265	53,808
Kadmon Holdings, Inc.*(a)	5,070	24,336
Karyopharm Therapeutics, Inc.*	1,755	26,729
Kodiak Sciences, Inc.*(a)	1,950	246,304
Kura Oncology, Inc.*	4,485	134,326
Ligand Pharmaceuticals, Inc.*(a)	585	108,430
Madrigal Pharmaceuticals, Inc.*(a)	585	69,475
Mirati Therapeutics, Inc.*(a)	975	200,197
Moderna, Inc.*	8,385	1,451,947

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Myriad Genetics, Inc.*(a)	3,315	91,328
Natera, Inc.*	4,485	478,280
Neurocrine Biosciences, Inc.*	2,535	278,216
Novavax, Inc.*	3,315	732,416
OPKO Health, Inc.*(a)	32,565	176,177
Precision BioSciences, Inc.*(a)	975	11,817
Prothena Corp. plc*	1,560	17,488
PTC Therapeutics, Inc.*	4,290	248,048
Regeneron Pharmaceuticals, Inc.*	2,925	1,473,732
REGENXBIO, Inc.*	2,925	120,890
REVOLUTION Medicines, Inc.*	3,510	147,911
Rhythm Pharmaceuticals, Inc.*(a)	1,170	35,907
Rigel Pharmaceuticals, Inc.*(a)	6,630	24,133
Rocket Pharmaceuticals, Inc.*(a)	2,925	161,109
Sage Therapeutics, Inc.*(a)	3,315	267,355
Sangamo Therapeutics, Inc.*	3,900	53,274
Sarepta Therapeutics, Inc.*(a)	1,950	174,330
Seagen, Inc.*	3,120	512,522
Sorrento Therapeutics, Inc.*(a)	20,670	261,682
TG Therapeutics, Inc.*(a)	6,630	320,030
Translate Bio, Inc.*(a)	6,435	153,668
Travere Therapeutics, Inc.*(a)	1,170	29,543
Twist Bioscience Corp.*	2,340	385,024
Ultragenyx Pharmaceutical, Inc.*	3,315	459,426
uniQure NV*	3,120	110,479
United Therapeutics Corp.*	10,725	1,756,970
Vanda Pharmaceuticals, Inc.*	1,560	22,370
Veracyte, Inc.*(a)	1,560	88,452
Vertex Pharmaceuticals, Inc.*	7,215	1,652,812
Viking Therapeutics, Inc.*(a)	18,915	138,269
Vir Biotechnology, Inc.*	5,265	339,803
Voyager Therapeutics, Inc.*	975	7,361
XBiotech, Inc.*	585	10,957
Xencor, Inc.*(a)	1,365	62,449
Y-mAbs Therapeutics, Inc.*(a)	195	8,192
ZIOPHARM Oncology, Inc.*(a)	4,875	18,086

		40,290,015

Building Products - 0.8%
A O Smith Corp.	3,705	201,182
AAON, Inc.(a)	1,365	101,010
Advanced Drainage Systems, Inc.	1,755	144,752
Allegion plc	2,925	313,004
American Woodmark Corp.*	4,680	404,867
Apogee Enterprises, Inc.	5,265	184,801
Armstrong World Industries, Inc.	2,145	167,760
AZEK Co., Inc. (The)*	4,680	186,685
Builders FirstSource, Inc.*	47,385	1,812,476
Carrier Global Corp.	28,275	1,088,588
Cornerstone Building Brands, Inc.*(a)	12,480	142,022
Fortune Brands Home & Security, Inc.	4,485	386,831
Gibraltar Industries, Inc.*	975	87,389
Griffon Corp.(a)	7,020	157,669
Insteel Industries, Inc.	390	9,844
JELD-WEN Holding, Inc.*	18,525	481,465
Johnson Controls International plc	25,350	1,262,937
Lennox International, Inc.	975	268,603

Investments	Shares	Value ($)
Masco Corp.	7,605	413,028
Masonite International Corp.*	780	77,610
Owens Corning	4,485	348,036
PGT Innovations, Inc.*	6,435	133,269
Quanex Building Products Corp.(a)	4,680	102,913
Resideo Technologies, Inc.*(a)	29,055	671,171
Simpson Manufacturing Co., Inc.	1,560	143,520
Trane Technologies plc	6,045	866,551
Trex Co., Inc.*(a)	3,900	357,903
UFP Industries, Inc.	1,950	105,183

		10,621,069

Capital Markets - 2.7%
Affiliated Managers Group, Inc.(a)	11,115	1,224,762
Ameriprise Financial, Inc.	4,095	810,278
Apollo Global Management, Inc.	5,265	241,874
Ares Management Corp.	3,900	176,124
Artisan Partners Asset Management, Inc., Class A(a)	3,120	151,008
B. Riley Financial, Inc.	4,095	197,379
Bank of New York Mellon Corp. (The)	25,350	1,009,690
BGC Partners, Inc., Class A(a)	57,330	203,521
BlackRock, Inc.	4,680	3,281,897
Blackstone Group, Inc. (The), Class A	16,965	1,139,878
Blucora, Inc.*	16,185	268,024
Brightsphere Investment Group, Inc.	6,630	121,528
Carlyle Group, Inc. (The)	1,755	56,634
Charles Schwab Corp. (The)	39,312	2,026,140
CME Group, Inc.	9,555	1,736,526
Cohen & Steers, Inc.	780	51,090
Cowen, Inc., Class A(a)	8,580	215,787
Eaton Vance Corp.	3,510	235,661
Evercore, Inc., Class A	2,535	276,568
FactSet Research Systems, Inc.	975	294,782
Federated Hermes, Inc., Class B	19,500	526,500
Focus Financial Partners, Inc., Class A*(a)	8,970	426,793
Franklin Resources, Inc.(a)	11,310	297,340
Goldman Sachs Group, Inc. (The)	11,505	3,119,811
Hamilton Lane, Inc., Class A	975	73,486
Houlihan Lokey, Inc.	1,755	113,812
Interactive Brokers Group, Inc., Class A	2,925	178,981
Intercontinental Exchange, Inc.	14,430	1,592,351
Invesco Ltd.(a)	90,870	1,871,013
Janus Henderson Group plc	36,465	1,121,663
KKR & Co., Inc.	14,625	569,644
LPL Financial Holdings, Inc.	3,315	359,147
MarketAxess Holdings, Inc.	975	527,241
Moelis & Co., Class A	1,560	77,548
Moody’s Corp.	4,095	1,090,335
Morgan Stanley	48,165	3,229,463
Morningstar, Inc.	585	134,486
MSCI, Inc.	2,145	847,918
Nasdaq, Inc.	3,120	422,042
Northern Trust Corp.(b)	7,410	660,898

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Piper Sandler Cos.	3,510	320,568
PJT Partners, Inc., Class A(a)	780	53,812
Raymond James Financial, Inc.	3,900	389,727
S&P Global, Inc.	6,240	1,978,080
SEI Investments Co.	3,315	175,198
State Street Corp.	11,700	819,000
StepStone Group, Inc., Class A*(a)	6,045	212,300
Stifel Financial Corp.(a)	21,255	1,101,435
StoneX Group, Inc.*	4,875	260,910
T. Rowe Price Group, Inc.	6,045	945,922
Tradeweb Markets, Inc., Class A(a)	3,900	237,081
Victory Capital Holdings, Inc., Class A(a)	1,170	24,827
Virtu Financial, Inc., Class A	21,060	584,836
Virtus Investment Partners, Inc.(a)	1,950	409,500
Waddell & Reed Financial, Inc., Class A(a)	15,600	394,524

		38,867,343

Chemicals - 1.6%
AdvanSix, Inc.*(a)	8,970	191,240
Air Products and Chemicals, Inc.	5,655	1,508,528
Albemarle Corp.(a)	3,315	539,218
American Vanguard Corp.	195	3,227
Ashland Global Holdings, Inc.(a)	2,145	171,579
Avient Corp.	2,925	112,408
Axalta Coating Systems Ltd.*	7,995	215,785
Balchem Corp.	2,145	229,579
Cabot Corp.	13,650	599,371
Celanese Corp.	3,900	476,385
CF Industries Holdings, Inc.	5,265	217,866
Chase Corp.	390	39,094
Chemours Co. (The)(a)	40,560	1,068,350
Corteva, Inc.	19,110	761,725
Dow, Inc.	21,060	1,093,014
DuPont de Nemours, Inc.(a)	23,400	1,859,130
Eastman Chemical Co.	4,485	441,100
Ecolab, Inc.	6,435	1,316,022
Element Solutions, Inc.	54,210	923,196
Ferro Corp.*	6,630	91,428
FMC Corp.	3,510	380,098
FutureFuel Corp.(a)	3,120	41,496
Hawkins, Inc.	390	21,423
HB Fuller Co.	1,560	79,388
Huntsman Corp.	12,480	329,722
Ingevity Corp.*	1,560	102,476
Innospec, Inc.	780	68,476
International Flavors & Fragrances, Inc.(a)	2,340	262,969
Koppers Holdings, Inc.*(a)	7,020	233,626
Kraton Corp.*(a)	3,705	104,036
Kronos Worldwide, Inc.	4,680	66,269
Linde plc	13,845	3,397,563
Livent Corp.*(a)	3,900	71,058
LyondellBasell Industries NV, Class A	9,165	785,990
Minerals Technologies, Inc.	8,775	540,803
Mosaic Co. (The)	8,775	227,799
NewMarket Corp.	195	76,477

Investments	Shares	Value ($)
Olin Corp.	35,685	853,228
PPG Industries, Inc.	5,850	788,054
PQ Group Holdings, Inc.	10,335	142,416
Quaker Chemical Corp.(a)	390	102,231
RPM International, Inc.	3,510	289,470
Scotts Miracle-Gro Co. (The)	1,170	259,050
Sensient Technologies Corp.	1,365	96,273
Sherwin-Williams Co. (The)	2,145	1,483,911
Stepan Co.(a)	585	65,918
Tredegar Corp.(a)	780	11,380
Trinseo SA	3,315	168,501
Tronox Holdings plc, Class A(a)	9,360	143,676
Valvoline, Inc.	6,825	162,026
W R Grace & Co.	2,340	135,767
Westlake Chemical Corp.	390	29,819

		23,379,634

Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	14,625	537,322
ACCO Brands Corp.	28,470	230,322
ADT, Inc.	28,860	260,606
Brady Corp., Class A	1,560	71,620
BrightView Holdings, Inc.*(a)	8,580	121,664
Brink’s Co. (The)	1,560	106,283
Casella Waste Systems, Inc., Class A*	1,365	78,133
Cimpress plc*(a)	5,265	481,168
Cintas Corp.	2,340	744,401
Clean Harbors, Inc.*	1,755	135,942
Copart, Inc.*	5,460	599,235
CoreCivic, Inc., REIT(a)	18,525	131,713
Covanta Holding Corp.	3,705	52,426
Deluxe Corp.(a)	7,215	244,516
Ennis, Inc.	7,995	145,509
Harsco Corp.*	975	16,214
Healthcare Services Group, Inc.(a)	6,240	202,301
Herman Miller, Inc.	15,210	520,943
HNI Corp.	3,900	125,814
IAA, Inc.*	2,730	155,992
Interface, Inc.	16,380	164,455
KAR Auction Services, Inc.(a)	33,345	615,549
Kimball International, Inc., Class B	1,365	16,503
Knoll, Inc.	7,215	107,936
Matthews International Corp., Class A(a)	5,070	154,787
McGrath RentCorp	585	40,827
MSA Safety, Inc.(a)	2,145	334,877
Pitney Bowes, Inc.	20,865	194,879
Republic Services, Inc.	5,655	511,891
Rollins, Inc.(a)	5,265	189,645
SP Plus Corp.*	7,410	214,890
Steelcase, Inc., Class A	15,405	199,187
Stericycle, Inc.*	5,460	357,521
Tetra Tech, Inc.(a)	2,145	260,768
UniFirst Corp.	585	124,488
US Ecology, Inc.*(a)	975	32,175
Viad Corp.(a)	3,120	107,640
Waste Management, Inc.	10,335	1,150,492

		9,740,634

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Communications Equipment - 0.8%
Acacia Communications, Inc.*(a)	2,730	312,312
Arista Networks, Inc.*	1,365	419,820
Calix, Inc.*	4,290	129,558
Casa Systems, Inc.*(a)	1,365	10,524
Ciena Corp.*(a)	4,095	218,632
Cisco Systems, Inc.	138,060	6,154,715
CommScope Holding Co., Inc.*	40,755	598,691
Comtech Telecommunications Corp.	9,360	199,742
EchoStar Corp., Class A*	8,385	175,582
Extreme Networks, Inc.*	16,380	132,514
F5 Networks, Inc.*	1,560	305,682
Harmonic, Inc.*	3,120	24,211
Infinera Corp.*(a)	7,605	74,909
Juniper Networks, Inc.	13,455	328,571
Lumentum Holdings, Inc.*(a)	2,535	237,783
Motorola Solutions, Inc.	4,875	816,806
NETGEAR, Inc.*(a)	8,385	347,055
NetScout Systems, Inc.*(a)	19,500	570,083
Plantronics, Inc.(a)	9,750	309,270
Ribbon Communications, Inc.*(a)	31,005	226,647
Ubiquiti, Inc.(a)	390	120,116
Viasat, Inc.*(a)	1,365	59,432
Viavi Solutions, Inc.*(a)	7,410	114,485

		11,887,140

Construction & Engineering - 0.5%
AECOM*	6,240	312,624
Aegion Corp.*(a)	6,825	125,375
API Group Corp.*	28,470	509,898
Arcosa, Inc.	1,560	87,032
Argan, Inc.	390	16,860
Comfort Systems USA, Inc.	7,215	399,928
Construction Partners, Inc., Class A*	1,170	33,251
Dycom Industries, Inc.*	1,560	126,578
EMCOR Group, Inc.	12,090	1,067,547
Fluor Corp.	24,960	431,558
Granite Construction, Inc.(a)	3,900	115,479
Great Lakes Dredge & Dock Corp.*	12,870	175,418
Jacobs Engineering Group, Inc.	4,875	492,180
MasTec, Inc.*(a)	13,845	1,068,142
MYR Group, Inc.*	3,120	173,503
Primoris Services Corp.	12,285	357,555
Quanta Services, Inc.	5,460	384,766
Sterling Construction Co., Inc.*	3,120	63,866
Tutor Perini Corp.*(a)	11,895	177,236
Valmont Industries, Inc.	780	150,478
WillScot Mobile Mini Holdings Corp.*	5,655	134,080

		6,403,354

Construction Materials - 0.1%
Eagle Materials, Inc.	1,950	214,558
Forterra, Inc.*	4,680	85,644
Martin Marietta Materials, Inc.	1,755	504,405
Summit Materials, Inc., Class A*(a)	3,705	76,064
US Concrete, Inc.*(a)	2,535	112,275

Investments	Shares	Value ($)
Vulcan Materials Co.	3,510	523,481

		1,516,427

Consumer Finance - 0.8%
Ally Financial, Inc.	14,235	538,652
American Express Co.	22,035	2,561,789
Capital One Financial Corp.	15,795	1,646,787
Credit Acceptance Corp.*(a)	585	225,675
Curo Group Holdings Corp.(a)	4,095	59,500
Discover Financial Services	8,970	749,354
Encore Capital Group, Inc.*(a)	8,190	243,243
Enova International, Inc.*(a)	7,995	180,687
FirstCash, Inc.	1,365	80,371
Green Dot Corp., Class A*(a)	2,730	137,128
LendingClub Corp.*	12,480	135,408
LendingTree, Inc.*(a)	585	190,429
Navient Corp.(a)	35,685	401,635
Nelnet, Inc., Class A	1,950	134,140
OneMain Holdings, Inc.	18,915	880,682
Oportun Financial Corp.*	975	15,610
PRA Group, Inc.*(a)	11,895	392,178
PROG Holdings, Inc.	16,770	791,209
Santander Consumer USA Holdings, Inc.(a)	6,630	146,523
SLM Corp.	92,235	1,280,222
Synchrony Financial	15,990	538,064
World Acceptance Corp.*(a)	390	55,934

		11,385,220

Containers & Packaging - 0.8%
Amcor plc	54,405	595,191
AptarGroup, Inc.	1,560	207,433
Avery Dennison Corp.	1,950	294,196
Ball Corp.	8,775	772,376
Berry Global Group, Inc.*	29,640	1,463,327
Crown Holdings, Inc.*	5,070	457,061
Graphic Packaging Holding Co.	58,500	916,110
Greif, Inc., Class A	6,240	281,798
International Paper Co.	13,455	676,921
Myers Industries, Inc.	390	7,820
O-I Glass, Inc.	34,515	436,270
Packaging Corp. of America(a)	3,510	471,955
Ranpak Holdings Corp.*	13,650	236,691
Sealed Air Corp.	37,245	1,574,346
Silgan Holdings, Inc.	16,380	596,723
Sonoco Products Co.	22,230	1,287,339
Westrock Co.	9,945	412,021

		10,687,578

Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,560	47,845
Genuine Parts Co.	4,290	402,745
LKQ Corp.*	10,920	383,183
Pool Corp.	975	345,326

		1,179,099

Diversified Consumer Services - 0.4%
Adtalem Global Education, Inc.*	11,700	451,503
American Public Education, Inc.*(a)	390	11,224
Bright Horizons Family Solutions, Inc.*	1,560	237,073

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Chegg, Inc.*(a)	3,705	352,938
Franchise Group, Inc.	7,995	290,059
frontdoor, Inc.*(a)	2,925	160,992
Graham Holdings Co., Class B	975	553,907
Grand Canyon Education, Inc.*	1,950	165,633
H&R Block, Inc.(a)	38,220	658,531
Houghton Mifflin Harcourt Co.*(a)	38,805	191,309
Laureate Education, Inc., Class A*	26,715	347,562
OneSpaWorld Holdings Ltd.*	9,945	94,378
Perdoceo Education Corp.*	10,530	124,570
Service Corp. International(a)	4,875	245,846
Strategic Education, Inc.	6,240	551,429
Stride, Inc.*(a)	1,365	35,149
Terminix Global Holdings, Inc.*(a)	5,265	251,035
WW International, Inc.*(a)	10,335	274,498

		4,997,636

Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B*	64,545	14,707,869
Cannae Holdings, Inc.*	21,060	800,070
Equitable Holdings, Inc.(a)	15,795	391,400
Jefferies Financial Group, Inc.	50,700	1,183,845
Voya Financial, Inc.	5,265	291,997

		17,375,181

Diversified Telecommunication Services - 1.1%
Anterix, Inc.*	390	14,149
AT&T, Inc.	233,025	6,671,506
ATN International, Inc.	390	16,840
Bandwidth, Inc., Class A*(a)	1,365	243,161
Cincinnati Bell, Inc.*(a)	11,115	169,393
Cogent Communications Holdings, Inc.	1,365	77,737
Consolidated Communications Holdings, Inc.*(a)	20,475	125,000
Iridium Communications, Inc.*	7,605	374,698
Liberty Latin America Ltd., Class A*	9,360	94,442
Liberty Latin America Ltd., Class C*	29,250	289,283
Lumen Technologies, Inc.(a)	25,935	321,075
ORBCOMM, Inc.*	28,275	211,780
Verizon Communications, Inc.	137,670	7,537,433
Vonage Holdings Corp.*(a)	7,605	94,910

		16,241,407

Electric Utilities - 1.3%
ALLETE, Inc.	1,560	98,030
Alliant Energy Corp.	7,995	388,957
American Electric Power Co., Inc.	17,160	1,388,416
Avangrid, Inc.(a)	975	45,113
Duke Energy Corp.	24,960	2,346,240
Edison International	11,505	669,131
Entergy Corp.	6,045	576,270
Evergy, Inc.	6,045	324,798
Eversource Energy	8,580	750,750
Exelon Corp.	32,565	1,353,401
FirstEnergy Corp.	18,915	581,825
Hawaiian Electric Industries, Inc.	7,215	238,528
IDACORP, Inc.	3,120	275,496
MGE Energy, Inc.	1,170	74,506

Investments	Shares	Value ($)
NextEra Energy, Inc.	53,235	4,305,114
NRG Energy, Inc.	9,945	411,822
OGE Energy Corp.	4,485	136,882
Otter Tail Corp.	780	30,958
PG&E Corp.*(a)	54,210	619,620
Pinnacle West Capital Corp.	3,510	264,128
PNM Resources, Inc.	5,265	255,458
Portland General Electric Co.	6,045	255,643
PPL Corp.	23,010	636,687
Southern Co. (The)	35,880	2,114,050
Xcel Energy, Inc.	14,040	898,420

		19,040,243

Electrical Equipment - 0.8%
Acuity Brands, Inc.(a)	8,970	1,078,553
AMETEK, Inc.	5,655	640,485
Array Technologies, Inc.*	3,900	158,964
Atkore International Group, Inc.*	11,895	527,662
AZZ, Inc.	195	9,280
Bloom Energy Corp., Class A*(a)	4,680	163,379
Eaton Corp. plc	13,650	1,606,605
Emerson Electric Co.	20,475	1,624,691
Encore Wire Corp.	780	45,045
EnerSys	1,365	112,244
FuelCell Energy, Inc.*(a)	23,985	497,929
Generac Holdings, Inc.*	1,755	432,467
GrafTech International Ltd.(a)	17,745	172,126
Hubbell, Inc.	1,365	212,394
nVent Electric plc	42,120	942,646
Plug Power, Inc.*	24,570	1,552,087
Regal Beloit Corp.	2,535	318,092
Rockwell Automation, Inc.	3,120	775,414
Sensata Technologies Holding plc*	4,680	255,060
Sunrun, Inc.*(a)	3,315	229,630
Thermon Group Holdings, Inc.*(a)	975	14,225
TPI Composites, Inc.*	585	35,047
Vicor Corp.*	780	67,501

		11,471,526

Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp., Class A	8,385	1,047,119
Arlo Technologies, Inc.*(a)	26,325	221,393
Arrow Electronics, Inc.*	18,135	1,770,520
Avnet, Inc.	20,865	736,743
Badger Meter, Inc.(a)	975	89,417
Belden, Inc.(a)	9,165	432,955
Benchmark Electronics, Inc.	1,170	29,636
CDW Corp.	3,510	462,127
Cognex Corp.	4,485	368,353
Coherent, Inc.*	780	156,655
Corning, Inc.	27,105	972,256
CTS Corp.(a)	1,170	35,685
Dolby Laboratories, Inc., Class A	3,120	274,654
ePlus, Inc.*	3,900	327,756
Fabrinet*	1,170	92,360
FARO Technologies, Inc.*(a)	585	41,284
Flex Ltd.*	20,475	361,179
FLIR Systems, Inc.	7,800	405,990
II-VI, Inc.*(a)	4,680	393,448
Insight Enterprises, Inc.*	8,970	682,617

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares		Value ($)
IPG Photonics Corp.*	975		217,844
Itron, Inc.*	2,730		234,835
Jabil, Inc.	32,760		1,355,281
Keysight Technologies, Inc.*	4,875		690,251
Knowles Corp.*(a)	2,925		56,423
Littelfuse, Inc.	975		237,286
Methode Electronics, Inc.	10,335		390,146
MTS Systems Corp.	5,460		319,628
National Instruments Corp.	7,995		330,993
nLight, Inc.*(a)	390		12,355
Novanta, Inc.*	2,145		267,953
OSI Systems, Inc.*(a)	585		52,662
PC Connection, Inc.(a)	390		19,145
Plexus Corp.*	975		74,997
Rogers Corp.*	585		91,301
Sanmina Corp.*	17,160		533,676
ScanSource, Inc.*	3,510		84,907
SYNNEX Corp.	1,560		127,327
TE Connectivity Ltd.	8,970		1,079,988
Trimble, Inc.*	6,825		449,836
TTM Technologies, Inc.*(a)	24,180		324,254
Vishay Intertechnology, Inc.	7,020		151,281
Vontier Corp.*	5,460		177,068
Zebra Technologies Corp., Class A*	1,365		529,388

			16,710,972

Energy Equipment & Services - 0.4%
Archrock, Inc.(a)	14,040		124,535
Baker Hughes Co.	23,790		477,941
Cactus, Inc., Class A	1,950		51,090
ChampionX Corp.*	47,580		727,498
Core Laboratories NV	2,535		83,604
Frank’s International NV*	49,140		136,609
Halliburton Co.	25,935		457,234
Helix Energy Solutions Group, Inc.*(a)	17,940		73,913
Helmerich & Payne, Inc.	27,495		667,579
Liberty Oilfield Services, Inc., Class A(a)	15,795		189,856
Nabors Industries Ltd.	—	(c)	19
NexTier Oilfield Solutions, Inc.*	18,135		60,208
NOV, Inc.	84,825		1,050,133
Oceaneering International, Inc.*	18,330		154,888
Patterson-UTI Energy, Inc.(a)	31,005		190,681
ProPetro Holding Corp.*	9,945		79,461
RPC, Inc.*(a)	14,820		66,097
Schlumberger NV	43,095		957,140
Transocean Ltd.*(a)	105,105		353,153

			5,901,639

Entertainment - 1.5%
Activision Blizzard, Inc.	20,280		1,845,480
Cinemark Holdings, Inc.(a)	26,520		536,765
Electronic Arts, Inc.	7,605		1,089,036
Glu Mobile, Inc.*	3,900		34,359
IMAX Corp.*	2,340		44,226
Liberty Media Corp-Liberty Formula One, Class A*	2,145		77,756

Investments	Shares	Value ($)
Liberty Media Corp-Liberty Formula One, Class C*	5,850	235,345
Lions Gate Entertainment Corp., Class A*	17,940	250,981
Lions Gate Entertainment Corp., Class B*	34,905	431,426
Live Nation Entertainment, Inc.*	3,705	246,197
Madison Square Garden Entertainment Corp.*(a)	195	17,306
Madison Square Garden Sports Corp., Class A*	1,170	189,411
Netflix, Inc.*	11,895	6,332,779
Roku, Inc.*	2,925	1,137,913
Take-Two Interactive Software, Inc.*	3,120	625,404
Walt Disney Co. (The)*	48,360	8,132,701
Warner Music Group Corp., Class A	5,265	184,749
World Wrestling Entertainment, Inc., Class A	1,560	87,875
Zynga, Inc., Class A*	25,545	253,151

		21,752,860

Equity Real Estate Investment Trusts (REITs) - 3.1%
Acadia Realty Trust	4,290	62,205
Agree Realty Corp.(a)	3,705	234,156
Alexander & Baldwin, Inc.(a)	6,045	91,400
Alexander’s, Inc.	195	52,104
Alexandria Real Estate Equities, Inc.	3,315	553,970
American Assets Trust, Inc.(a)	585	16,164
American Campus Communities, Inc.(a)	5,265	216,707
American Finance Trust, Inc.	28,665	208,681
American Homes 4 Rent, Class A	6,825	206,320
American Tower Corp.	11,700	2,660,112
Americold Realty Trust(a)	5,070	176,994
Apartment Investment & Management Co., Class A(a)	2,592	11,897
Apple Hospitality REIT, Inc.	5,850	73,008
Armada Hoffler Properties, Inc.	1,950	20,963
AvalonBay Communities, Inc.	3,900	638,313
Boston Properties, Inc.	4,290	391,548
Brandywine Realty Trust	45,045	495,495
Brixmor Property Group, Inc.(a)	11,310	191,478
Brookfield Property REIT, Inc., Class A	13,260	230,061
Camden Property Trust	2,535	258,950
CareTrust REIT, Inc.(a)	3,120	70,075
CatchMark Timber Trust, Inc., Class A	2,145	19,562
Chatham Lodging Trust	7,605	81,450
City Office REIT, Inc.	6,435	60,618
Colony Capital, Inc.(a)	96,915	480,698
Columbia Property Trust, Inc.	6,045	82,212
Community Healthcare Trust, Inc.(a)	780	34,882
CoreSite Realty Corp.	2,535	340,805
Corporate Office Properties Trust	3,510	92,208

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Cousins Properties, Inc.(a)	6,045	190,659
Crown Castle International Corp.	11,700	1,863,342
CubeSmart	11,310	394,040
CyrusOne, Inc.	2,925	213,379
DiamondRock Hospitality Co.*(a)	18,135	148,707
Digital Realty Trust, Inc.	7,020	1,010,529
Diversified Healthcare Trust	46,605	187,352
Douglas Emmett, Inc.	6,045	167,507
Duke Realty Corp.	9,750	385,710
Easterly Government Properties, Inc.(a)	7,020	154,089
EastGroup Properties, Inc.	2,340	316,228
Empire State Realty Trust, Inc., Class A(a)	39,390	388,385
EPR Properties(a)	15,210	602,924
Equinix, Inc.	2,340	1,731,506
Equity Commonwealth	25,545	728,288
Equity LifeStyle Properties, Inc.	4,875	296,595
Equity Residential	7,995	492,812
Essential Properties Realty Trust, Inc.	2,925	60,899
Essex Property Trust, Inc.	1,560	373,792
Extra Space Storage, Inc.	3,510	399,403
Federal Realty Investment Trust(a)	3,315	290,261
First Industrial Realty Trust, Inc.	7,995	324,917
Four Corners Property Trust, Inc.	2,340	61,682
Franklin Street Properties Corp.	29,055	119,416
Gaming and Leisure Properties, Inc.	7,768	319,498
GEO Group, Inc. (The)(a)	20,865	186,533
Getty Realty Corp.	780	20,725
Global Net Lease, Inc.(a)	8,190	131,941
Healthcare Realty Trust, Inc.	8,580	257,486
Healthcare Trust of America, Inc., Class A(a)	12,090	341,543
Healthpeak Properties, Inc.	13,260	393,159
Highwoods Properties, Inc.	23,985	899,198
Host Hotels & Resorts, Inc.	18,525	251,014
Hudson Pacific Properties, Inc.(a)	6,630	155,407
Independence Realty Trust, Inc.(a)	3,120	41,434
Industrial Logistics Properties Trust(a)	17,940	380,507
Innovative Industrial Properties, Inc.(a)	975	182,442
Invitation Homes, Inc.	14,430	425,396
Iron Mountain, Inc.(a)	7,605	256,060
iStar, Inc.(a)	6,240	94,723
JBG SMITH Properties	7,605	227,085
Kilroy Realty Corp.	5,655	320,243
Kimco Realty Corp.	16,965	280,092
Kite Realty Group Trust	3,510	55,949
Lamar Advertising Co., Class A	3,900	315,042
Lexington Realty Trust	7,800	79,950
Life Storage, Inc.	4,387	357,892
LTC Properties, Inc.(a)	1,365	52,744
Macerich Co. (The)(a)	25,155	394,934
Medical Properties Trust, Inc.	16,575	349,898
Mid-America Apartment Communities, Inc.	3,120	414,180

Investments	Shares		Value ($)
Monmouth Real Estate Investment Corp.	3,510		60,828
National Health Investors, Inc.	11,310		733,340
National Retail Properties, Inc.	7,020		273,780
National Storage Affiliates Trust	1,950		71,253
NexPoint Residential Trust, Inc.	—	(c)	11
Office Properties Income Trust(a)	1,755		40,611
Omega Healthcare Investors, Inc.	5,850		211,887
Outfront Media, Inc.	35,490		646,983
Paramount Group, Inc.	46,020		409,118
Park Hotels & Resorts, Inc.(a)	58,305		972,527
Pebblebrook Hotel Trust	9,945		182,789
Physicians Realty Trust	14,040		247,525
Piedmont Office Realty Trust, Inc., Class A	30,810		473,858
Plymouth Industrial REIT, Inc.	10,335		151,304
PotlatchDeltic Corp.	2,145		102,445
Preferred Apartment Communities, Inc., Class A(a)	18,720		134,597
Prologis, Inc.	19,305		1,992,276
PS Business Parks, Inc.	585		79,630
Public Storage	4,290		976,490
QTS Realty Trust, Inc., Class A(a)	4,290		279,279
Rayonier, Inc.	8,970		275,828
Realty Income Corp.	8,775		518,252
Regency Centers Corp.	2,925		138,002
Retail Opportunity Investments Corp.	4,680		65,941
Retail Properties of America, Inc., Class A	6,045		55,674
Rexford Industrial Realty, Inc.(a)	7,800		381,732
RLJ Lodging Trust(a)	3,315		42,797
RPT Realty(a)	9,750		90,188
Ryman Hospitality Properties, Inc.	3,705		240,269
Sabra Health Care REIT, Inc.	7,215		121,140
Safehold, Inc.(a)	390		28,696
Saul Centers, Inc.	780		23,345
SBA Communications Corp.	2,925		785,860
Service Properties Trust	13,260		140,689
Simon Property Group, Inc.	10,140		942,310
SITE Centers Corp.	5,460		60,551
SL Green Realty Corp.(a)	2,527		170,522
Spirit Realty Capital, Inc.(a)	4,095		157,903
STAG Industrial, Inc.(a)	9,555		284,739
STORE Capital Corp.	10,140		314,543
Summit Hotel Properties, Inc.	10,920		88,452
Sun Communities, Inc.	2,535		362,835
Sunstone Hotel Investors, Inc.	9,750		104,325
Tanger Factory Outlet Centers, Inc.(a)	24,180		373,097
Terreno Realty Corp.	4,485		253,761
UDR, Inc.	6,240		239,928
Uniti Group, Inc.	6,240		76,814
Universal Health Realty Income Trust	390		23,275
Urban Edge Properties	5,070		69,915
Urstadt Biddle Properties, Inc., Class A	6,045		83,602
Ventas, Inc.	8,775		404,264

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
VEREIT, Inc.	5,498	193,695
VICI Properties, Inc.	16,965	428,875
Vornado Realty Trust	2,535	100,792
Washington REIT	7,020	154,019
Weingarten Realty Investors	4,485	100,957
Welltower, Inc.	10,530	638,118
Weyerhaeuser Co.	18,720	583,877
WP Carey, Inc.	4,680	310,752
Xenia Hotels & Resorts, Inc.(a)	30,810	445,821

		44,057,219

Food & Staples Retailing - 1.2%
Andersons, Inc. (The)	2,925	67,275
BJ’s Wholesale Club Holdings, Inc.*(a)	33,540	1,411,028
Casey’s General Stores, Inc.	975	182,793
Chefs’ Warehouse, Inc. (The)*	10,335	282,042
Costco Wholesale Corp.	11,895	4,192,155
Grocery Outlet Holding Corp.*	3,900	166,491
HF Foods Group, Inc.*(a)	11,310	88,557
Ingles Markets, Inc., Class A	2,340	111,290
Kroger Co. (The)	27,690	955,305
Performance Food Group Co.*	6,045	283,389
PriceSmart, Inc.(a)	585	54,920
Rite Aid Corp.*	15,405	404,997
SpartanNash Co.	10,725	198,627
Sprouts Farmers Market, Inc.*(a)	30,615	693,430
Sysco Corp.	14,430	1,031,889
United Natural Foods, Inc.*(a)	15,795	427,729
US Foods Holding Corp.*	12,870	398,841
Walgreens Boots Alliance, Inc.	22,035	1,107,259
Walmart, Inc.	37,440	5,259,946
Weis Markets, Inc.(a)	5,070	249,850

		17,567,813

Food Products - 1.1%
Archer-Daniels-Midland Co.	19,695	984,947
B&G Foods, Inc.(a)	17,160	653,453
Beyond Meat, Inc.*(a)	1,170	208,354
Bunge Ltd.	4,095	267,977
Calavo Growers, Inc.(a)	585	44,548
Cal-Maine Foods, Inc.*(a)	975	37,381
Campbell Soup Co.	7,995	384,639
Conagra Brands, Inc.	17,940	620,724
Darling Ingredients, Inc.*(a)	5,265	326,483
Flowers Foods, Inc.	12,675	291,018
Freshpet, Inc.*	2,535	353,151
General Mills, Inc.	21,255	1,234,916
Hain Celestial Group, Inc. (The)*(a)	2,535	105,418
Hershey Co. (The)	3,900	567,216
Hormel Foods Corp.(a)	7,410	347,233
Hostess Brands, Inc.*(a)	4,095	62,858
Ingredion, Inc.	14,625	1,103,749
J & J Snack Foods Corp.(a)	390	59,537
J M Smucker Co. (The)(a)	3,900	453,999
John B Sanfilippo & Son, Inc.	390	31,368
Kellogg Co.	9,360	551,678
Kraft Heinz Co. (The)	19,500	653,445
Lamb Weston Holdings, Inc.(a)	4,290	320,463

Investments	Shares		Value ($)
Lancaster Colony Corp.	585		102,129
McCormick & Co., Inc. (Non-Voting)	6,630		593,650
Mondelez International, Inc., Class A	48,360		2,681,078
Pilgrim’s Pride Corp.*	7,800		151,164
Post Holdings, Inc.*	3,510		332,924
Sanderson Farms, Inc.	585		79,671
Seneca Foods Corp., Class A*(a)	585		21,206
Simply Good Foods Co. (The)*(a)	2,730		77,914
Tootsie Roll Industries, Inc.	—	(c)	13
TreeHouse Foods, Inc.*(a)	14,625		617,614
Tyson Foods, Inc., Class A	8,775		564,320
Whole Earth Brands, Inc.*	13,455		152,445

			15,038,683

Gas Utilities - 0.3%
Atmos Energy Corp.	3,900		347,100
Chesapeake Utilities Corp.(a)	585		59,337
National Fuel Gas Co.	19,500		785,070
New Jersey Resources Corp.(a)	3,120		109,231
Northwest Natural Holding Co.(a)	2,730		127,518
ONE Gas, Inc.(a)	3,315		242,426
South Jersey Industries, Inc.(a)	26,130		603,603
Southwest Gas Holdings, Inc.	14,040		841,839
Spire, Inc.	12,870		787,515
UGI Corp.	7,995		287,740

			4,191,379

Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	47,970		5,928,612
ABIOMED, Inc.*	1,170		407,452
Accelerate Diagnostics, Inc.*(a)	1,365		14,005
Align Technology, Inc.*	1,950		1,024,491
AngioDynamics, Inc.*	780		14,617
Antares Pharma, Inc.*(a)	975		4,270
AtriCure, Inc.*	1,365		79,484
Avanos Medical, Inc.*(a)	1,560		70,668
Baxter International, Inc.	13,455		1,033,748
Becton Dickinson and Co.	7,995		2,093,011
Boston Scientific Corp.*	40,170		1,423,625
Cantel Medical Corp.*	1,170		92,395
Cardiovascular Systems, Inc.*	975		43,865
Cerus Corp.*(a)	1,560		10,280
CONMED Corp.(a)	975		109,103
Cooper Cos., Inc. (The)	1,365		496,915
CryoLife, Inc.*(a)	1,365		32,664
CryoPort, Inc.*(a)	1,170		79,794
Danaher Corp.	17,160		4,081,334
Dentsply Sirona, Inc.	6,045		323,348
DexCom, Inc.*	2,730		1,023,341
Edwards Lifesciences Corp.*	16,380		1,352,660
Envista Holdings Corp.*(a)	7,215		256,421
Glaukos Corp.*	3,120		276,713
Globus Medical, Inc., Class A*	4,680		288,709
Haemonetics Corp.*	2,925		334,298
Heska Corp.*(a)	195		32,635
Hill-Rom Holdings, Inc.	1,755		168,550
Hologic, Inc.*	7,215		575,252

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
ICU Medical, Inc.*	1,170	239,242
IDEXX Laboratories, Inc.*	2,145	1,026,769
Insulet Corp.*	1,755	468,901
Integer Holdings Corp.*	975	71,955
Integra LifeSciences Holdings Corp.*(a)	4,485	296,189
Intuitive Surgical, Inc.*	3,120	2,332,637
iRhythm Technologies, Inc.*(a)	1,560	262,735
Lantheus Holdings, Inc.*(a)	1,560	25,381
LeMaitre Vascular, Inc.	390	18,743
LivaNova plc*	3,315	208,513
Masimo Corp.*	1,365	349,331
Medtronic plc	36,465	4,059,648
Merit Medical Systems, Inc.*	1,755	95,033
Natus Medical, Inc.*	1,365	33,265
Neogen Corp.*	3,315	268,084
Nevro Corp.*	1,950	315,491
Novocure Ltd.*	2,145	345,259
NuVasive, Inc.*	1,755	94,314
OraSure Technologies, Inc.*(a)	585	8,910
Orthofix Medical, Inc.*	780	31,520
Penumbra, Inc.*(a)	975	254,563
Quidel Corp.*(a)	1,170	293,635
ResMed, Inc.	3,900	786,123
Shockwave Medical, Inc.*(a)	2,145	248,906
Silk Road Medical, Inc.*	2,730	148,867
STAAR Surgical Co.*(a)	2,730	280,043
STERIS plc(a)	2,340	437,837
Stryker Corp.	8,970	1,982,460
Surmodics, Inc.*	390	17,745
Tactile Systems Technology, Inc.*(a)	390	21,275
Tandem Diabetes Care, Inc.*	1,950	180,668
Teleflex, Inc.	1,170	441,827
Varian Medical Systems, Inc.*	2,730	479,306
West Pharmaceutical Services, Inc.	1,950	584,006
Wright Medical Group NV*‡(d)	4,032	—
Zimmer Biomet Holdings, Inc.	5,460	839,038

		39,220,479

Health Care Providers & Services - 2.6%
1Life Healthcare, Inc.*(a)	5,460	276,276
Acadia Healthcare Co., Inc.*(a)	21,840	1,106,851
AdaptHealth Corp.*	3,705	141,790
Addus HomeCare Corp.*(a)	390	43,894
Amedisys, Inc.*	975	280,127
AmerisourceBergen Corp.	5,460	568,932
AMN Healthcare Services, Inc.*	1,560	112,507
Anthem, Inc.	8,385	2,490,177
BioTelemetry, Inc.*	1,170	83,608
Brookdale Senior Living, Inc.*(a)	58,695	289,953
Cardinal Health, Inc.	10,725	576,254
Centene Corp.*	20,085	1,211,125
Chemed Corp.	390	201,981
Cigna Corp.	12,090	2,624,134
Community Health Systems, Inc.*(a)	29,250	272,610
CorVel Corp.*	195	19,270
Covetrus, Inc.*(a)	3,310	112,772
CVS Health Corp.	42,315	3,031,870

Investments	Shares	Value ($)
DaVita, Inc.*	2,925	343,307
Encompass Health Corp.	2,730	219,492
Ensign Group, Inc. (The)(a)	2,535	198,440
Guardant Health, Inc.*	1,755	272,903
HCA Healthcare, Inc.	8,970	1,457,446
HealthEquity, Inc.*(a)	4,680	391,014
Henry Schein, Inc.*	4,680	308,178
Humana, Inc.	4,485	1,718,248
Laboratory Corp. of America Holdings*	3,510	803,474
LHC Group, Inc.*	975	194,239
Magellan Health, Inc.*	1,365	128,283
McKesson Corp.	5,655	986,628
MEDNAX, Inc.*	16,770	457,318
ModivCare, Inc.*	390	61,842
Molina Healthcare, Inc.*	2,145	458,193
National Research Corp.	390	17,667
Option Care Health, Inc.*(a)	13,845	255,856
Owens & Minor, Inc.	6,045	175,789
Patterson Cos., Inc.(a)	22,035	698,069
Pennant Group, Inc. (The)*	1,950	104,852
Premier, Inc., Class A	3,315	112,279
Progyny, Inc.*	3,510	164,163
Quest Diagnostics, Inc.	4,485	579,238
R1 RCM, Inc.*(a)	3,705	93,477
RadNet, Inc.*	1,365	24,447
Select Medical Holdings Corp.*	22,425	576,323
Surgery Partners, Inc.*(a)	6,045	225,358
Tenet Healthcare Corp.*	25,935	1,225,947
Tivity Health, Inc.*	11,310	255,041
Triple-S Management Corp., Class B*(a)	5,850	137,066
UnitedHealth Group, Inc.	31,395	10,472,744
Universal Health Services, Inc., Class B	2,535	316,064
US Physical Therapy, Inc.(a)	390	46,933

		36,924,449

Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc.*(a)	41,340	682,110
Cerner Corp.	8,385	671,722
Change Healthcare, Inc.*	56,550	1,349,283
Computer Programs and Systems, Inc.	3,900	120,042
Evolent Health, Inc., Class A*(a)	21,255	362,823
GoodRx Holdings, Inc., Class A*(a)	3,510	163,636
HealthStream, Inc.*	390	9,079
HMS Holdings Corp.*	2,925	107,698
Inovalon Holdings, Inc., Class A*	2,730	66,612
Inspire Medical Systems, Inc.*(a)	1,560	314,356
Omnicell, Inc.*	2,535	298,623
Phreesia, Inc.*	2,730	178,242
Schrodinger, Inc.*(a)	2,535	228,987
Teladoc Health, Inc.*(a)	2,960	780,937
Veeva Systems, Inc., Class A*	3,510	970,304
Vocera Communications, Inc.*	975	42,851

		6,347,305

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Hotels, Restaurants & Leisure - 1.7%
Aramark	6,825	234,029
BJ’s Restaurants, Inc.*(a)	2,925	136,714
Bloomin’ Brands, Inc.	7,605	160,237
Boyd Gaming Corp.*(a)	5,460	246,574
Brinker International, Inc.(a)	11,700	688,896
Caesars Entertainment, Inc.*(a)	7,605	535,316
Carnival Corp.	21,450	400,472
Cheesecake Factory, Inc. (The)(a)	3,900	175,383
Chipotle Mexican Grill, Inc.*	780	1,154,400
Choice Hotels International, Inc.	975	98,124
Churchill Downs, Inc.	1,560	292,422
Cracker Barrel Old Country Store, Inc.	1,560	211,084
Darden Restaurants, Inc.	3,120	364,697
Dave & Buster’s Entertainment, Inc.*	4,875	165,848
Denny’s Corp.*	1,950	30,674
Dine Brands Global, Inc.(a)	1,755	120,674
Domino’s Pizza, Inc.	975	361,491
DraftKings, Inc., Class A*(a)	7,215	390,404
Everi Holdings, Inc.*(a)	9,165	119,878
Extended Stay America, Inc.	9,360	137,405
Hilton Grand Vacations, Inc.*	6,435	191,248
Hilton Worldwide Holdings, Inc.	7,605	771,071
Hyatt Hotels Corp., Class A(a)	1,170	76,822
Jack in the Box, Inc.	585	55,072
Las Vegas Sands Corp.	7,800	375,102
Marriott International, Inc., Class A	6,630	771,135
Marriott Vacations Worldwide Corp.	9,945	1,220,848
McDonald’s Corp.	19,695	4,093,409
MGM Resorts International	13,065	373,136
Norwegian Cruise Line Holdings Ltd.*(a)	75,660	1,713,699
Papa John’s International, Inc.(a)	2,340	239,335
Penn National Gaming, Inc.*(a)	5,460	566,311
Planet Fitness, Inc., Class A*	3,315	238,680
Red Rock Resorts, Inc., Class A(a)	2,340	54,943
Royal Caribbean Cruises Ltd.(a)	5,265	342,225
Ruth’s Hospitality Group, Inc.(a)	5,655	102,864
Scientific Games Corp.*	14,625	573,593
SeaWorld Entertainment, Inc.*	3,900	111,423
Shake Shack, Inc., Class A*(a)	975	110,585
Six Flags Entertainment Corp.	5,655	193,401
Starbucks Corp.	30,810	2,982,716
Texas Roadhouse, Inc.	2,730	208,053
Vail Resorts, Inc.	1,170	311,173
Wendy’s Co. (The)	5,850	119,340
Wingstop, Inc.	975	146,299
Wyndham Destinations, Inc.	21,255	940,321
Wyndham Hotels & Resorts, Inc.	3,510	204,177
Wynn Resorts Ltd.(a)	2,340	232,900
Yum! Brands, Inc.	7,605	771,831

		24,116,434

Household Durables - 1.0%
Beazer Homes USA, Inc.*	2,340	38,891
Cavco Industries, Inc.*	195	36,789

Investments	Shares	Value ($)
Century Communities, Inc.*(a)	7,995	375,285
DR Horton, Inc.	11,895	913,536
Ethan Allen Interiors, Inc.(a)	4,680	110,682
Garmin Ltd.	3,900	447,954
GoPro, Inc., Class A*(a)	3,120	27,924
Green Brick Partners, Inc.*	8,190	162,981
Helen of Troy Ltd.*	975	238,144
Hooker Furniture Corp.	780	23,501
Installed Building Products, Inc.*	780	81,845
iRobot Corp.*(a)	780	93,678
KB Home	22,230	925,657
La-Z-Boy, Inc.	1,560	60,403
Leggett & Platt, Inc.(a)	4,875	199,875
Lennar Corp., Class A	9,945	826,927
Lennar Corp., Class B	585	39,160
LGI Homes, Inc.*(a)	5,655	603,445
M/I Homes, Inc.*	7,995	394,713
MDC Holdings, Inc.	13,260	689,785
Meritage Homes Corp.*(a)	9,360	751,234
Mohawk Industries, Inc.*	1,755	252,018
Newell Brands, Inc.	13,260	318,505
NVR, Inc.*	88	391,290
PulteGroup, Inc.	10,335	449,572
Skyline Champion Corp.*	1,950	65,578
Sonos, Inc.*	2,340	61,191
Taylor Morrison Home Corp., Class A*	32,565	846,039
Tempur Sealy International, Inc.*(a)	41,925	1,106,820
Toll Brothers, Inc.	27,885	1,424,924
TopBuild Corp.*(a)	1,365	272,932
Tri Pointe Homes, Inc.*	33,345	673,569
Tupperware Brands Corp.*(a)	585	17,597
Universal Electronics, Inc.*	2,925	158,652
Whirlpool Corp.(a)	2,340	433,111

		13,514,207

Household Products - 1.0%
Central Garden & Pet Co.*	1,755	74,219
Central Garden & Pet Co., Class A*	10,920	425,880
Church & Dwight Co., Inc.	6,630	559,771
Clorox Co. (The)	3,315	694,360
Colgate-Palmolive Co.	22,425	1,749,150
Energizer Holdings, Inc.(a)	2,730	119,683
Kimberly-Clark Corp.	11,700	1,545,570
Procter & Gamble Co. (The)	66,690	8,550,325
Spectrum Brands Holdings, Inc.	9,750	736,807
WD-40 Co.(a)	780	237,440

		14,693,205

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)(a)	21,255	518,409
Clearway Energy, Inc., Class A	1,170	33,731
Clearway Energy, Inc., Class C	2,535	78,534
Ormat Technologies, Inc.(a)	1,560	178,090
Sunnova Energy International, Inc.*	2,340	102,609
Vistra Corp.	17,745	354,368

		1,265,741

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Industrial Conglomerates - 0.8%
3M Co.	18,720	3,288,355
Carlisle Cos., Inc.	1,560	226,091
General Electric Co.	282,945	3,021,853
Honeywell International, Inc.	18,525	3,619,229
Roper Technologies, Inc.	2,730	1,072,644

		11,228,172

Insurance - 2.5%
Aflac, Inc.	23,010	1,039,592
Alleghany Corp.	390	221,071
Allstate Corp. (The)	10,530	1,128,605
American Equity Investment Life Holding Co.	23,595	688,738
American Financial Group, Inc.	2,925	275,359
American International Group, Inc.	26,715	1,000,210
American National Group, Inc.	1,365	120,639
AMERISAFE, Inc.	585	32,467
Aon plc, Class A(a)	5,850	1,188,135
Arch Capital Group Ltd.*	15,015	471,621
Argo Group International Holdings Ltd.	2,340	94,419
Arthur J Gallagher & Co.	5,070	585,129
Assurant, Inc.	2,340	317,000
Assured Guaranty Ltd.	20,670	738,952
Athene Holding Ltd., Class A*(a)	30,225	1,235,900
Axis Capital Holdings Ltd.	2,925	134,257
Brighthouse Financial, Inc.*	18,720	661,939
Brown & Brown, Inc.	6,240	268,882
Chubb Ltd.	15,210	2,215,641
Cincinnati Financial Corp.	4,290	360,746
CNO Financial Group, Inc.(a)	35,100	744,471
eHealth, Inc.*	585	27,992
Employers Holdings, Inc.	975	29,738
Enstar Group Ltd.*	390	78,082
Erie Indemnity Co., Class A(a)	585	142,214
Everest Re Group Ltd.	1,170	246,964
FBL Financial Group, Inc., Class A	3,510	196,700
Fidelity National Financial, Inc.	11,339	411,606
First American Financial Corp.	27,105	1,417,320
Genworth Financial, Inc., Class A*	112,320	318,989
Globe Life, Inc.	2,925	264,391
Goosehead Insurance, Inc., Class A(a)	390	52,104
Hanover Insurance Group, Inc. (The)	8,190	921,129
Hartford Financial Services Group, Inc. (The)	13,260	636,745
HCI Group, Inc.(a)	1,365	75,935
Heritage Insurance Holdings, Inc.(a)	5,850	54,522
Horace Mann Educators Corp.	11,115	435,375
James River Group Holdings Ltd.	975	43,368
Kemper Corp.	13,455	946,559
Kinsale Capital Group, Inc.	780	146,297
Lincoln National Corp.	7,215	328,210
Loews Corp.	9,165	415,083
Markel Corp.*	348	337,379
Marsh & McLennan Cos., Inc.	13,260	1,457,407

Investments	Shares	Value ($)
MBIA, Inc.*	1,365	8,381
Mercury General Corp.(a)	7,215	382,467
MetLife, Inc.	26,715	1,286,327
National Western Life Group, Inc., Class A	195	35,100
Old Republic International Corp.	68,835	1,245,913
Palomar Holdings, Inc.*(a)	585	58,260
Primerica, Inc.	1,560	217,324
Principal Financial Group, Inc.	9,750	480,382
ProAssurance Corp.	3,900	71,487
Progressive Corp. (The)	19,890	1,734,209
Prudential Financial, Inc.	13,455	1,053,257
Reinsurance Group of America, Inc.	1,755	184,363
RenaissanceRe Holdings Ltd.	1,755	264,022
RLI Corp.(a)	1,365	132,105
Safety Insurance Group, Inc.	4,095	300,737
Selective Insurance Group, Inc.	12,870	836,293
Stewart Information Services Corp.	7,020	325,588
Third Point Reinsurance Ltd.*	6,825	62,995
Travelers Cos., Inc. (The)	8,775	1,196,033
Trupanion, Inc.*	1,365	153,153
United Fire Group, Inc.(a)	7,605	209,442
Universal Insurance Holdings, Inc.	2,340	31,333
Unum Group(a)	50,115	1,164,171
W R Berkley Corp.	3,510	218,111
Watford Holdings Ltd.*	2,925	101,088
White Mountains Insurance Group Ltd.	195	198,900
Willis Towers Watson plc	3,510	712,319

		35,171,642

Interactive Media & Services - 3.6%
Alphabet, Inc., Class A*	7,995	14,609,743
Alphabet, Inc., Class C*	7,800	14,318,772
ANGI Homeservices, Inc., Class A*	1,755	24,535
Cargurus, Inc.*	6,240	182,520
Cars.com, Inc.*	10,530	122,253
Facebook, Inc., Class A*	63,960	16,522,787
Match Group, Inc.*	6,825	954,544
Pinterest, Inc., Class A*	13,845	948,521
Snap, Inc., Class A*	24,570	1,300,736
TripAdvisor, Inc.*	3,510	108,705
Twitter, Inc.*	20,670	1,044,455
Yelp, Inc.*(a)	1,560	50,840
Zillow Group, Inc., Class A*	780	108,201
Zillow Group, Inc., Class C*(a)	3,510	457,915
ZoomInfo Technologies, Inc., Class A*(a)	5,460	262,135

		51,016,662

Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc.*	11,386	36,505,793
Booking Holdings, Inc.*	1,091	2,121,264
Chewy, Inc., Class A*(a)	3,510	357,388
eBay, Inc.	21,255	1,201,120
Etsy, Inc.*	3,120	621,161
Expedia Group, Inc.(a)	4,095	508,190
Groupon, Inc.*(a)	2,925	99,947

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
GrubHub, Inc.*	2,925	220,165
Magnite, Inc.*(a)	8,970	310,721
MercadoLibre, Inc.*	1,170	2,082,027
Overstock.com, Inc.*(a)	2,730	211,848
PetMed Express, Inc.(a)	780	29,796
Quotient Technology, Inc.*	2,145	19,005
Qurate Retail, Inc., Series A(a)	96,135	1,211,301
Shutterstock, Inc.(a)	1,950	126,730
Stamps.com, Inc.*	585	133,561
Stitch Fix, Inc., Class A*(a)	3,315	316,384
Wayfair, Inc., Class A*(a)	2,145	584,126

		46,660,527

IT Services - 4.4%
Accenture plc, Class A	16,770	4,056,998
Akamai Technologies, Inc.*	4,290	476,319
Alliance Data Systems Corp.	10,140	685,971
Automatic Data Processing, Inc.	11,115	1,835,309
Black Knight, Inc.*	3,900	318,591
BM Technologies, Inc.*(d)	1,477	21,392
Booz Allen Hamilton Holding Corp.	3,705	315,555
Broadridge Financial Solutions, Inc.	2,925	413,332
CACI International, Inc., Class A*	5,655	1,364,099
Cardtronics plc, Class A*	3,510	136,363
Cass Information Systems, Inc.	195	7,917
Cognizant Technology Solutions Corp., Class A	18,330	1,428,823
Conduent, Inc.*	52,455	252,833
CSG Systems International, Inc.	975	42,013
DXC Technology Co.	61,815	1,743,183
Endurance International Group Holdings, Inc.*(a)	10,530	99,824
EPAM Systems, Inc.*	1,365	470,147
Euronet Worldwide, Inc.*	2,145	268,039
EVERTEC, Inc.	1,950	67,665
Evo Payments, Inc., Class A*	1,560	35,818
ExlService Holdings, Inc.*	1,170	89,716
Fastly, Inc., Class A*	3,900	426,465
Fidelity National Information Services, Inc.	16,185	1,998,200
Fiserv, Inc.*	18,915	1,942,381
FleetCor Technologies, Inc.*	2,340	568,035
Gartner, Inc.*	1,950	296,224
Genpact Ltd.	4,095	156,757
Global Payments, Inc.	7,800	1,376,856
GoDaddy, Inc., Class A*	4,680	367,754
International Business Machines Corp.	29,055	3,460,741
International Money Express, Inc.*(a)	2,925	41,769
Jack Henry & Associates, Inc.	2,145	310,575
KBR, Inc.(a)	35,295	1,025,320
Leidos Holdings, Inc.	3,900	413,634
Limelight Networks, Inc.*(a)	4,095	18,653
LiveRamp Holdings, Inc.*	3,705	280,506
ManTech International Corp., Class A	780	69,958

Investments	Shares	Value ($)
Mastercard, Inc., Class A	23,400	7,401,186
MAXIMUS, Inc.	2,730	204,914
MongoDB, Inc.*(a)	1,365	504,518
NIC, Inc.	2,145	57,743
Okta, Inc.*	3,315	858,618
Paychex, Inc.	8,580	749,206
PayPal Holdings, Inc.*	31,005	7,264,782
Perficient, Inc.*(a)	1,170	63,894
Perspecta, Inc.	34,515	999,209
Repay Holdings Corp.*	6,045	133,897
Sabre Corp.	79,365	855,555
Science Applications International Corp.	12,870	1,235,906
Shift4 Payments, Inc., Class A*	1,365	88,739
Square, Inc., Class A*	10,140	2,189,834
Switch, Inc., Class A	1,755	30,221
Sykes Enterprises, Inc.*	9,750	376,252
TTEC Holdings, Inc.	585	44,214
Tucows, Inc., Class A*(a)	390	31,161
Twilio, Inc., Class A*	3,705	1,331,688
Unisys Corp.*(a)	15,015	358,708
VeriSign, Inc.*	2,730	529,811
Verra Mobility Corp.*(a)	11,700	149,760
Virtusa Corp.*	975	49,774
Visa, Inc., Class A(a)	45,045	8,704,946
Western Union Co. (The)	16,185	360,440
WEX, Inc.*	2,145	404,547

		61,863,258

Leisure Products - 0.3%
Acushnet Holdings Corp.	1,170	47,759
Brunswick Corp.	3,120	269,755
Callaway Golf Co.	4,485	125,087
Hasbro, Inc.	3,315	311,013
Johnson Outdoors, Inc., Class A	390	42,522
Malibu Boats, Inc., Class A*	5,655	396,472
Mattel, Inc.*	13,455	243,805
Peloton Interactive, Inc., Class A*(a)	6,435	940,346
Polaris, Inc.	14,040	1,638,047
Smith & Wesson Brands, Inc.	8,970	148,543
Sturm Ruger & Co., Inc.(a)	585	37,066
Vista Outdoor, Inc.*(a)	10,140	295,784
YETI Holdings, Inc.*	2,925	192,523

		4,688,722

Life Sciences Tools & Services - 1.0%
10X Genomics, Inc., Class A*	2,145	367,117
Adaptive Biotechnologies Corp.*(a)	5,265	292,050
Agilent Technologies, Inc.	8,190	984,192
Avantor, Inc.*	15,405	454,293
Bio-Rad Laboratories, Inc., Class A*	585	335,655
Bio-Techne Corp.	975	316,787
Bruker Corp.	2,730	158,040
Charles River Laboratories International, Inc.*	1,365	353,603
Codexis, Inc.*(a)	1,755	40,874
Illumina, Inc.*	3,705	1,579,960

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
IQVIA Holdings, Inc.*	4,875	866,775
Luminex Corp.(a)	1,170	32,865
Medpace Holdings, Inc.*	975	129,470
Mettler-Toledo International, Inc.*	585	683,339
NanoString Technologies, Inc.*(a)	1,170	81,935
NeoGenomics, Inc.*(a)	6,630	351,523
Pacific Biosciences of California, Inc.*	11,505	372,187
PerkinElmer, Inc.	2,925	430,180
PPD, Inc.*	1,365	43,898
PRA Health Sciences, Inc.*	1,755	216,286
Repligen Corp.*	1,560	312,000
Syneos Health, Inc.*(a)	4,680	347,958
Thermo Fisher Scientific, Inc.	10,725	5,466,533
Waters Corp.*	1,755	464,496

		14,682,016

Machinery - 2.0%
AGCO Corp.	3,705	410,884
Alamo Group, Inc.	390	54,440
Albany International Corp., Class A	975	67,782
Allison Transmission Holdings, Inc.	7,020	285,714
Altra Industrial Motion Corp.	4,095	210,524
Astec Industries, Inc.	585	34,790
Barnes Group, Inc.	1,560	74,989
Blue Bird Corp.*	3,900	79,950
Caterpillar, Inc.	14,820	2,709,689
Chart Industries, Inc.*(a)	2,340	281,057
CIRCOR International, Inc.*(a)	2,730	87,278
Colfax Corp.*	24,960	926,515
Columbus McKinnon Corp.(a)	780	33,688
Crane Co.	12,285	929,729
Cummins, Inc.	5,070	1,188,509
Deere & Co.	8,580	2,477,904
Donaldson Co., Inc.	5,070	301,361
Douglas Dynamics, Inc.	780	31,824
Dover Corp.	3,900	454,311
EnPro Industries, Inc.	390	28,154
ESCO Technologies, Inc.(a)	975	92,703
Evoqua Water Technologies Corp.*(a)	2,730	74,393
Federal Signal Corp.	1,950	63,746
Flowserve Corp.(a)	4,680	166,421
Fortive Corp.	8,190	541,195
Franklin Electric Co., Inc.	1,170	81,221
Gates Industrial Corp. plc*	13,845	195,491
Gorman-Rupp Co. (The)	780	24,570
Graco, Inc.	4,485	309,196
Greenbrier Cos., Inc. (The)(a)	9,165	331,590
Helios Technologies, Inc.	390	21,275
Hillenbrand, Inc.(a)	19,110	785,421
Hyster-Yale Materials Handling, Inc.(a)	390	34,987
IDEX Corp.	1,755	326,763
Illinois Tool Works, Inc.	7,605	1,476,967
Ingersoll Rand, Inc.*	8,775	367,146
ITT, Inc.	3,510	262,232
John Bean Technologies Corp.(a)	1,170	135,580

Investments	Shares	Value ($)
Kadant, Inc.	390	55,750
Kennametal, Inc.	4,095	155,119
Lincoln Electric Holdings, Inc.	2,535	290,257
Lindsay Corp.	390	54,534
Luxfer Holdings plc	10,140	167,006
Lydall, Inc.*	4,095	123,260
Manitowoc Co., Inc. (The)*	3,510	46,121
Meritor, Inc.*(a)	5,850	150,989
Middleby Corp. (The)*(a)	3,120	423,446
Miller Industries, Inc.	1,560	62,213
Mueller Industries, Inc.(a)	1,170	39,956
Mueller Water Products, Inc., Class A(a)	5,460	65,465
Navistar International Corp.*	13,065	574,860
Nordson Corp.	1,365	244,321
Oshkosh Corp.	16,380	1,500,244
Otis Worldwide Corp.	9,945	642,944
PACCAR, Inc.	9,945	907,183
Parker-Hannifin Corp.	3,510	928,781
Pentair plc(a)	4,290	233,633
Proto Labs, Inc.*(a)	1,170	247,806
RBC Bearings, Inc.*	975	163,147
REV Group, Inc.(a)	7,995	82,588
Rexnord Corp.	4,875	184,568
Snap-on, Inc.	1,755	315,882
SPX Corp.*	1,560	80,668
SPX FLOW, Inc.*	1,560	82,633
Standex International Corp.(a)	390	31,945
Stanley Black & Decker, Inc.	5,460	947,255
Tennant Co.	390	26,423
Terex Corp.	5,265	188,276
Timken Co. (The)	16,575	1,254,065
Toro Co. (The)	2,730	257,303
TriMas Corp.*	1,560	49,374
Trinity Industries, Inc.(a)	3,120	86,767
Wabash National Corp.(a)	16,185	258,151
Watts Water Technologies, Inc., Class A(a)	780	93,655
Welbilt, Inc.*	12,090	156,082
Westinghouse Air Brake Technologies Corp.	5,070	376,245
Woodward, Inc.	2,340	261,963
Xylem, Inc.	4,290	414,371

		28,185,238

Marine - 0.1%
Kirby Corp.*	13,455	682,976
Matson, Inc.(a)	1,170	69,966
SEACOR Holdings, Inc.*	585	24,418

		777,360

Media - 1.4%
Altice USA, Inc., Class A*(a)	7,995	284,382
AMC Networks, Inc., Class A*(a)	4,875	240,922
Cable One, Inc.	195	390,000
Cardlytics, Inc.*	1,560	190,741
Charter Communications, Inc., Class A*(a)	3,900	2,369,484
Clear Channel Outdoor Holdings, Inc.*(a)	73,515	146,295

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Comcast Corp., Class A	151,905	7,529,931
Discovery, Inc., Class A*(a)	4,290	177,692
Discovery, Inc., Class C*	12,090	423,513
DISH Network Corp., Class A*	8,580	248,992
EW Scripps Co. (The), Class A(a)	15,795	233,924
Fox Corp., Class A	8,775	273,605
Fox Corp., Class B	2,925	87,428
Gray Television, Inc.*	24,375	415,594
iHeartMedia, Inc., Class A*(a)	20,085	292,036
Interpublic Group of Cos., Inc. (The)	11,700	281,619
John Wiley & Sons, Inc., Class A(a)	11,505	524,743
Liberty Broadband Corp., Class A*	585	84,924
Liberty Broadband Corp., Class C*	6,045	882,872
Liberty Media Corp-Liberty SiriusXM, Class A*	2,145	86,701
Liberty Media Corp-Liberty SiriusXM, Class C*	4,875	197,730
Meredith Corp.(a)	9,165	200,988
MSG Networks, Inc., Class A*(a)	8,970	154,912
New York Times Co. (The), Class A	8,385	415,812
News Corp., Class A	10,335	200,499
News Corp., Class B	3,315	62,587
Nexstar Media Group, Inc., Class A(a)	9,555	1,086,117
Omnicom Group, Inc.	6,045	377,087
Scholastic Corp.	975	25,126
Sinclair Broadcast Group, Inc., Class A	13,260	417,823
Sirius XM Holdings, Inc.(a)	36,855	230,712
TechTarget, Inc.*(a)	195	14,566
TEGNA, Inc.	55,575	890,867
Tribune Publishing Co.	5,655	82,620
ViacomCBS, Inc.	16,770	813,345
ViacomCBS, Inc., Class A	1,365	66,421
WideOpenWest, Inc.*(a)	12,480	132,912

		20,535,522

Metals & Mining - 0.7%
Alcoa Corp.*	46,020	828,360
Allegheny Technologies, Inc.*(a)	31,590	537,346
Arconic Corp.*(a)	4,290	108,108
Carpenter Technology Corp.(a)	8,775	274,131
Century Aluminum Co.*	10,530	102,668
Cleveland-Cliffs, Inc.(a)	24,765	379,895
Coeur Mining, Inc.*	7,800	70,590
Commercial Metals Co.(a)	31,005	610,488
Compass Minerals International, Inc.(a)	1,170	68,164
Freeport-McMoRan, Inc.*	38,220	1,028,500
Hecla Mining Co.	17,160	97,640
Kaiser Aluminum Corp.(a)	1,365	118,346
Materion Corp.	585	39,891
McEwen Mining, Inc.*(a)	9,360	11,326
Newmont Corp.	21,255	1,266,798
Nucor Corp.	9,555	465,615
Reliance Steel & Aluminum Co.	2,535	294,263

Investments	Shares	Value ($)
Royal Gold, Inc.	1,755	187,574
Schnitzer Steel Industries, Inc., Class A(a)	3,315	97,859
Southern Copper Corp.(a)	2,340	155,399
Steel Dynamics, Inc.	47,970	1,643,932
United States Steel Corp.(a)	14,625	259,740
Warrior Met Coal, Inc.(a)	5,655	130,178
Worthington Industries, Inc.(a)	9,555	500,109

		9,276,920

Mortgage Real Estate Investment Trusts (REITs) - 0.5%
AGNC Investment Corp.	13,650	212,940
Annaly Capital Management, Inc.	38,025	308,763
Apollo Commercial Real Estate Finance, Inc.(a)	23,985	268,152
Arbor Realty Trust, Inc.(a)	10,335	147,377
ARMOUR Residential REIT, Inc.	19,695	219,993
Blackstone Mortgage Trust, Inc., Class A(a)	31,395	836,991
Capstead Mortgage Corp.	31,395	167,649
Chimera Investment Corp.	47,580	480,558
Colony Credit Real Estate, Inc.(a)	9,750	77,025
Dynex Capital, Inc.(a)	6,045	109,112
Ellington Financial, Inc.	13,845	207,121
Granite Point Mortgage Trust, Inc.(a)	6,045	56,339
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	3,315	196,082
Invesco Mortgage Capital, Inc.(a)	21,060	85,082
KKR Real Estate Finance Trust, Inc.	7,605	130,198
Ladder Capital Corp.(a)	20,865	205,103
MFA Financial, Inc.(a)	86,970	316,571
New Residential Investment Corp.(a)	103,155	968,626
New York Mortgage Trust, Inc.	68,640	256,027
Orchid Island Capital, Inc.(a)	3,120	16,131
PennyMac Mortgage Investment Trust(a)	8,775	151,369
Ready Capital Corp.(a)	14,430	164,214
Redwood Trust, Inc.(a)	1,950	16,731
Starwood Property Trust, Inc.	69,225	1,298,661
TPG RE Finance Trust, Inc.	12,870	125,740
Two Harbors Investment Corp.(a)	52,845	320,769

		7,343,324

Multiline Retail - 0.7%
Big Lots, Inc.(a)	9,555	570,243
Dillard’s, Inc., Class A(a)	1,560	136,984
Dollar General Corp.	6,630	1,290,264
Dollar Tree, Inc.*	7,215	733,477
Kohl’s Corp.	38,220	1,683,973
Macy’s, Inc.(a)	65,130	979,555
Nordstrom, Inc.(a)	27,300	967,785
Ollie’s Bargain Outlet Holdings, Inc.*(a)	3,510	332,502
Target Corp.	16,770	3,038,221

		9,733,004

Multi-Utilities - 0.7%
Ameren Corp.	6,630	482,134

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Avista Corp.	2,145	80,395
Black Hills Corp.	4,095	242,096
CenterPoint Energy, Inc.	19,890	419,480
CMS Energy Corp.	6,825	388,206
Consolidated Edison, Inc.	10,335	731,511
Dominion Energy, Inc.	27,690	2,018,324
DTE Energy Co.	6,825	810,264
MDU Resources Group, Inc.	48,945	1,286,764
NiSource, Inc.	15,600	345,540
NorthWestern Corp.	12,870	701,029
Public Service Enterprise Group, Inc.	17,745	1,001,350
Sempra Energy	9,165	1,134,260
Unitil Corp.	5,070	206,704
WEC Energy Group, Inc.	8,385	745,427

		10,593,484

Oil, Gas & Consumable Fuels - 2.8%
Alto Ingredients, Inc.*(a)	12,285	83,292
Antero Midstream Corp.(a)	74,685	604,949
Antero Resources Corp.*(a)	70,980	492,601
Apache Corp.	89,505	1,278,131
Arch Resources, Inc.	2,145	102,788
Bonanza Creek Energy, Inc.*	5,265	108,775
Cabot Oil & Gas Corp.	12,870	235,907
Cheniere Energy, Inc.*	8,580	543,371
Chevron Corp.	64,155	5,466,006
Cimarex Energy Co.	3,510	148,052
Clean Energy Fuels Corp.*(a)	39,585	404,955
CNX Resources Corp.*	54,990	696,723
ConocoPhillips	44,552	1,783,417
Continental Resources, Inc.(a)	10,530	207,336
CVR Energy, Inc.(a)	5,265	90,032
Delek US Holdings, Inc.	9,945	186,568
Devon Energy Corp.	138,652	2,282,212
Diamondback Energy, Inc.(a)	37,050	2,100,365
Dorian LPG Ltd.*(a)	8,385	97,182
EOG Resources, Inc.	14,625	745,290
EQT Corp.(a)	68,640	1,119,518
Equitrans Midstream Corp.(a)	85,995	571,867
Exxon Mobil Corp.	139,620	6,260,561
Green Plains, Inc.*(a)	7,020	134,854
Hess Corp.	6,630	357,887
HollyFrontier Corp.(a)	31,785	904,601
International Seaways, Inc.	3,315	53,073
Kinder Morgan, Inc.	59,670	840,154
Kosmos Energy Ltd.(a)	71,955	159,740
Magnolia Oil & Gas Corp., Class A*(a)	15,015	127,177
Marathon Oil Corp.(a)	192,270	1,392,035
Marathon Petroleum Corp.	20,670	892,117
Matador Resources Co.*(a)	5,070	77,470
Murphy Oil Corp.(a)	27,885	344,938
Occidental Petroleum Corp.	24,180	485,051
ONEOK, Inc.	13,065	520,379
Ovintiv, Inc.(a)	64,740	1,020,302
Par Pacific Holdings, Inc.*	11,505	152,786
PBF Energy, Inc., Class A(a)	12,090	102,402
PDC Energy, Inc.*(a)	26,520	575,749

Investments	Shares	Value ($)
Phillips 66	10,725	727,155
Pioneer Natural Resources Co.	5,460	660,114
Range Resources Corp.*(a)	22,620	208,330
Renewable Energy Group, Inc.*(a)	9,945	891,072
REX American Resources Corp.*	195	14,918
Southwestern Energy Co.*(a)	170,040	641,051
Targa Resources Corp.	55,380	1,515,751
Tellurian, Inc.*(a)	7,410	22,452
Valero Energy Corp.	12,480	704,246
Williams Cos., Inc. (The)	43,095	914,907
World Fuel Services Corp.	12,675	387,728

		40,438,337

Paper & Forest Products - 0.1%
Clearwater Paper Corp.*(a)	2,535	96,533
Domtar Corp.	12,285	368,181
Glatfelter Corp.(a)	1,560	24,414
Louisiana-Pacific Corp.	23,595	896,846
Mercer International, Inc.	12,090	136,617
Neenah, Inc.	585	29,788
Schweitzer-Mauduit International, Inc.	7,410	275,207
Verso Corp., Class A(a)	11,115	127,823

		1,955,409

Personal Products - 0.3%
BellRing Brands, Inc., Class A*	3,705	86,178
Coty, Inc., Class A(a)	75,465	480,712
Edgewell Personal Care Co.(a)	14,040	468,936
elf Beauty, Inc.*(a)	975	21,216
Estee Lauder Cos., Inc. (The), Class A	5,850	1,384,403
Herbalife Nutrition Ltd.*	21,255	1,083,155
Inter Parfums, Inc.	585	36,375
Medifast, Inc.	390	91,521
Nu Skin Enterprises, Inc., Class A	13,065	756,072
USANA Health Sciences, Inc.*	390	32,276

		4,440,844

Pharmaceuticals - 2.9%
Aerie Pharmaceuticals, Inc.*(a)	1,365	23,464
Amneal Pharmaceuticals, Inc.*(a)	11,310	54,401
Amphastar Pharmaceuticals, Inc.*	1,365	24,816
ANI Pharmaceuticals, Inc.*	390	11,131
Arvinas, Inc.*(a)	585	44,132
Axsome Therapeutics, Inc.*(a)	6,825	464,714
Bristol-Myers Squibb Co.	75,660	4,647,794
Cara Therapeutics, Inc.*	1,755	32,819
Catalent, Inc.*	4,095	471,130
Collegium Pharmaceutical, Inc.*(a)	11,505	277,731
Corcept Therapeutics, Inc.*	3,315	93,682
Elanco Animal Health, Inc.*	14,820	430,225
Eli Lilly and Co.	21,450	4,460,956
Endo International plc*(a)	63,375	461,370
Horizon Therapeutics plc*	5,265	381,607
Innoviva, Inc.*(a)	10,140	121,781
Intra-Cellular Therapies, Inc.*	1,755	56,423
Jazz Pharmaceuticals plc*	2,145	333,547
Johnson & Johnson	70,590	11,515,347
Merck & Co., Inc.	84,240	6,492,377
Nektar Therapeutics*(a)	12,675	249,698

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Ocular Therapeutix, Inc.*	6,630	120,335
Odonate Therapeutics, Inc.*	1,560	36,052
Omeros Corp.*(a)	7,605	147,993
Pacira BioSciences, Inc.*	1,365	90,199
Perrigo Co. plc	5,460	233,142
Pfizer, Inc.	185,250	6,650,475
Prestige Consumer Healthcare, Inc.*	13,455	538,200
Reata Pharmaceuticals, Inc., Class A*(a)	780	80,800
Revance Therapeutics, Inc.*(a)	1,950	49,608
Royalty Pharma plc, Class A	3,705	174,172
Supernus Pharmaceuticals, Inc.*(a)	15,210	447,022
Viatris, Inc.*	43,485	738,810
Zoetis, Inc.	12,285	1,894,961

		41,850,914

Professional Services - 0.7%
ASGN, Inc.*(a)	12,870	1,067,052
CBIZ, Inc.*	1,950	50,524
Clarivate plc*	5,850	169,299
CoreLogic, Inc.	3,120	234,905
CoStar Group, Inc.*	975	877,217
CRA International, Inc.(a)	195	10,376
Dun & Bradstreet Holdings, Inc.*	1,170	27,671
Equifax, Inc.	3,315	587,120
Exponent, Inc.	3,315	273,753
Forrester Research, Inc.*(a)	390	15,467
FTI Consulting, Inc.*	1,170	128,665
Heidrick & Struggles International, Inc.	3,120	90,979
Huron Consulting Group, Inc.*	780	41,309
ICF International, Inc.	585	45,121
IHS Markit Ltd.	10,725	933,933
Insperity, Inc.	1,170	91,833
Kelly Services, Inc., Class A	8,970	175,094
Kforce, Inc.	585	24,950
Korn Ferry	4,290	195,624
ManpowerGroup, Inc.	14,040	1,241,698
Nielsen Holdings plc(a)	79,170	1,767,866
Resources Connection, Inc.(a)	6,630	76,510
Robert Half International, Inc.	4,680	315,900
TransUnion	5,070	441,293
TriNet Group, Inc.*(a)	1,365	101,160
TrueBlue, Inc.*(a)	2,730	50,751
Upwork, Inc.*	3,900	161,655
Verisk Analytics, Inc.	4,290	787,215

		9,984,940

Real Estate Management & Development - 0.3%
CBRE Group, Inc., Class A*	12,090	737,248
Cushman & Wakefield plc*(a)	21,255	304,584
eXp World Holdings, Inc.*(a)	780	83,140
Forestar Group, Inc.*	1,365	29,334
Howard Hughes Corp. (The)*(a)	1,365	117,622
Jones Lang LaSalle, Inc.*	11,505	1,682,146
Kennedy-Wilson Holdings, Inc.	2,730	46,929
Newmark Group, Inc., Class A	34,710	234,640
Realogy Holdings Corp.*(a)	31,395	445,809
Redfin Corp.*	5,070	361,035

Investments	Shares	Value ($)
St Joe Co. (The)	780	34,710

		4,077,197

Road & Rail - 0.9%
AMERCO	195	90,176
ArcBest Corp.	5,265	244,033
Avis Budget Group, Inc.*(a)	10,140	419,188
CSX Corp.	20,085	1,722,389
Heartland Express, Inc.	1,755	32,941
JB Hunt Transport Services, Inc.(a)	2,340	315,104
Kansas City Southern	2,730	553,289
Knight-Swift Transportation Holdings, Inc.(a)	4,875	195,000
Landstar System, Inc.	1,560	217,464
Lyft, Inc., Class A*(a)	5,655	251,421
Marten Transport Ltd.	2,925	46,361
Norfolk Southern Corp.	8,580	2,030,200
Old Dominion Freight Line, Inc.	2,730	529,620
Ryder System, Inc.	11,505	720,098
Saia, Inc.*	975	172,331
Schneider National, Inc., Class B	195	4,095
Uber Technologies, Inc.*	38,220	1,946,545
Union Pacific Corp.	17,745	3,504,105
Werner Enterprises, Inc.	2,730	107,125

		13,101,485

Semiconductors & Semiconductor Equipment - 4.1%
Advanced Energy Industries, Inc.*(a)	1,365	140,022
Advanced Micro Devices, Inc.*(a)	31,590	2,705,368
Alpha & Omega Semiconductor Ltd.*(a)	5,850	168,129
Ambarella, Inc.*	975	92,001
Amkor Technology, Inc.	21,645	335,930
Analog Devices, Inc.	9,750	1,436,467
Applied Materials, Inc.	30,810	2,978,711
Axcelis Technologies, Inc.*(a)	1,170	40,061
Broadcom, Inc.	13,455	6,061,478
Brooks Automation, Inc.	2,730	206,825
CEVA, Inc.*	195	11,464
Cirrus Logic, Inc.*	3,120	292,313
CMC Materials, Inc.(a)	975	143,627
Cohu, Inc.	1,560	63,461
Cree, Inc.*	3,510	354,791
Diodes, Inc.*	1,365	96,615
Enphase Energy, Inc.*	3,120	568,932
Entegris, Inc.	3,705	364,535
First Solar, Inc.*(a)	2,145	212,677
FormFactor, Inc.*	2,535	103,605
Ichor Holdings Ltd.*	780	28,158
Inphi Corp.*	1,560	263,032
Intel Corp.	136,500	7,577,115
KLA Corp.	4,095	1,146,887
Kulicke & Soffa Industries, Inc.	2,145	76,512
Lam Research Corp.	3,900	1,887,405
Lattice Semiconductor Corp.*	5,265	211,179
MACOM Technology Solutions Holdings, Inc.*	1,560	88,702
MagnaChip Semiconductor Corp.*(a)	5,460	92,765

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Marvell Technology Group Ltd.(a)	17,940	923,192
Maxim Integrated Products, Inc.	6,630	581,517
MaxLinear, Inc.*	1,560	48,968
Microchip Technology, Inc.	6,630	902,409
Micron Technology, Inc.*	37,635	2,945,691
MKS Instruments, Inc.	2,925	462,355
Monolithic Power Systems, Inc.	1,170	415,689
NeoPhotonics Corp.*	7,020	78,203
NVIDIA Corp.	16,575	8,612,204
NXP Semiconductors NV	7,215	1,157,791
ON Semiconductor Corp.*(a)	13,065	450,612
Onto Innovation, Inc.*(a)	1,560	84,318
PDF Solutions, Inc.*	585	11,302
Photronics, Inc.*	16,380	181,818
Power Integrations, Inc.(a)	3,315	267,023
Qorvo, Inc.*	3,315	566,467
QUALCOMM, Inc.	29,835	4,662,614
Rambus, Inc.*	3,900	74,081
Semtech Corp.*	3,705	262,870
Silicon Laboratories, Inc.*	2,535	332,516
Skyworks Solutions, Inc.	4,485	759,086
SMART Global Holdings, Inc.*(a)	1,950	72,443
SolarEdge Technologies, Inc.*(a)	1,560	449,795
SunPower Corp.*(a)	6,630	358,086
Synaptics, Inc.*(a)	1,755	174,131
Teradyne, Inc.	4,485	508,958
Texas Instruments, Inc.	24,180	4,006,384
Ultra Clean Holdings, Inc.*	9,360	361,296
Universal Display Corp.	1,170	270,059
Veeco Instruments, Inc.*(a)	1,755	32,397
Xilinx, Inc.	6,630	865,679

		58,628,721

Software - 7.3%
2U, Inc.*(a)	3,120	127,608
8x8, Inc.*(a)	3,315	116,854
ACI Worldwide, Inc.*	6,435	247,040
Adobe, Inc.*	12,870	5,904,370
Alarm.com Holdings, Inc.*(a)	2,925	271,791
Altair Engineering, Inc., Class A*(a)	1,170	65,438
Alteryx, Inc., Class A*(a)	1,365	172,058
Anaplan, Inc.*(a)	2,925	195,097
ANSYS, Inc.*	2,340	829,226
Appfolio, Inc., Class A*	1,170	178,788
Appian Corp.*	2,145	468,597
Aspen Technology, Inc.*	1,755	234,994
Autodesk, Inc.*	5,655	1,568,867
Avalara, Inc.*	1,950	292,500
Avaya Holdings Corp.*	20,865	464,038
Bill.com Holdings, Inc.*	1,170	142,600
Blackbaud, Inc.(a)	1,560	103,724
Blackline, Inc.*(a)	2,925	379,138
Bottomline Technologies DE, Inc.*	1,365	65,220
Box, Inc., Class A*(a)	5,460	94,676
Cadence Design Systems, Inc.*	7,410	966,190
CDK Global, Inc.	7,215	360,028
Cerence, Inc.*(a)	1,170	130,935
Ceridian HCM Holding, Inc.*(a)	3,900	362,349

Investments	Shares	Value ($)
Citrix Systems, Inc.	3,120	415,927
Cloudera, Inc.*(a)	11,115	169,726
Cloudflare, Inc., Class A*	5,070	388,666
CommVault Systems, Inc.*	1,365	85,695
Cornerstone OnDemand, Inc.*(a)	4,485	183,436
Coupa Software, Inc.*	1,755	543,822
Crowdstrike Holdings, Inc., Class A*	4,875	1,052,025
Datadog, Inc., Class A*(a)	5,460	561,015
Digital Turbine, Inc.*	3,510	200,807
DocuSign, Inc.*	5,070	1,180,752
Domo, Inc., Class B*	2,340	148,333
Dropbox, Inc., Class A*	17,355	392,744
Dynatrace, Inc.*	6,435	267,117
Ebix, Inc.(a)	6,435	335,070
Elastic NV*	1,950	296,322
Envestnet, Inc.*	3,315	254,360
Everbridge, Inc.*(a)	2,145	285,135
Fair Isaac Corp.*	780	351,086
FireEye, Inc.*	15,990	335,790
Five9, Inc.*	1,950	324,187
Fortinet, Inc.*	3,705	536,299
fuboTV, Inc.*	4,680	197,730
Guidewire Software, Inc.*	1,950	223,743
HubSpot, Inc.*	1,170	435,474
InterDigital, Inc.	975	62,605
Intuit, Inc.	7,020	2,535,835
J2 Global, Inc.*(a)	10,530	1,080,799
LivePerson, Inc.*(a)	2,535	160,618
Manhattan Associates, Inc.*	2,730	309,118
Medallia, Inc.*(a)	5,850	242,775
Microsoft Corp.	201,630	46,770,095
MicroStrategy, Inc., Class A*(a)	195	120,375
Mimecast Ltd.*	1,755	75,570
Model N, Inc.*(a)	975	33,130
New Relic, Inc.*	1,560	117,281
NortonLifeLock, Inc.	13,845	291,714
Nuance Communications, Inc.*(a)	8,970	408,494
Nutanix, Inc., Class A*	11,505	351,133
OneSpan, Inc.*	1,950	45,474
Oracle Corp.	63,180	3,817,967
PagerDuty, Inc.*(a)	4,290	209,052
Palantir Technologies, Inc., Class A*	20,865	734,031
Palo Alto Networks, Inc.*	2,535	889,151
Paycom Software, Inc.*	1,365	518,345
Paylocity Holding Corp.*	1,170	219,328
Pegasystems, Inc.	975	124,264
Pluralsight, Inc., Class A*(a)	2,925	60,840
Progress Software Corp.	1,560	62,681
Proofpoint, Inc.*(a)	3,315	427,900
PROS Holdings, Inc.*(a)	1,365	57,521
PTC, Inc.*	2,730	362,844
Q2 Holdings, Inc.*(a)	2,925	374,371
QAD, Inc., Class A	195	12,634
Qualys, Inc.*	2,340	324,020
Rapid7, Inc.*(a)	3,315	287,808
RealPage, Inc.*	5,265	455,791
RingCentral, Inc., Class A*(a)	1,950	727,194

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
SailPoint Technologies Holding, Inc.*(a)	5,265	291,207
salesforce.com, Inc.*	24,570	5,542,009
ServiceNow, Inc.*	5,265	2,859,737
Slack Technologies, Inc., Class A*	14,625	616,736
Smartsheet, Inc., Class A*	2,925	203,989
SolarWinds Corp.*	1,755	29,502
Splunk, Inc.*(a)	4,095	675,798
Sprout Social, Inc., Class A*	2,535	167,310
SPS Commerce, Inc.*	2,340	231,403
SS&C Technologies Holdings, Inc.	5,850	367,848
SVMK, Inc.*(a)	3,120	78,655
Synopsys, Inc.*	4,095	1,046,068
Tenable Holdings, Inc.*	4,875	241,264
Teradata Corp.*(a)	3,705	99,665
Trade Desk, Inc. (The), Class A*	1,170	896,208
Tyler Technologies, Inc.*(a)	975	412,220
Upland Software, Inc.*	780	37,198
Varonis Systems, Inc.*	1,950	344,702
Verint Systems, Inc.*	2,145	158,365
VMware, Inc., Class A*(a)	1,950	268,808
Workday, Inc., Class A*	5,070	1,153,577
Workiva, Inc.*(a)	1,365	133,047
Xperi Holding Corp.(a)	27,885	537,065
Yext, Inc.*(a)	3,315	55,924
Zendesk, Inc.*(a)	3,120	450,029
Zoom Video Communications, Inc., Class A*	5,265	1,958,949
Zscaler, Inc.*(a)	1,755	350,473
Zuora, Inc., Class A*(a)	2,535	37,391

		104,423,292

Specialty Retail - 3.1%
Abercrombie & Fitch Co., Class A	11,115	256,423
Advance Auto Parts, Inc.	1,950	290,823
American Eagle Outfitters, Inc.(a)	38,025	862,787
America’s Car-Mart, Inc.*	1,170	138,973
Asbury Automotive Group, Inc.*(a)	4,875	695,224
At Home Group, Inc.*(a)	9,360	228,103
AutoNation, Inc.*(a)	14,625	1,042,470
AutoZone, Inc.*	780	872,329
Bed Bath & Beyond, Inc.(a)	32,565	1,150,521
Best Buy Co., Inc.	8,190	891,236
Boot Barn Holdings, Inc.*	585	33,485
Buckle, Inc. (The)(a)	7,215	283,694
Burlington Stores, Inc.*	1,755	436,820
Caleres, Inc.	3,510	53,036
Camping World Holdings, Inc., Class A(a)	7,605	259,787
CarMax, Inc.*	5,655	666,046
Carvana Co.*	1,560	407,456
Children’s Place, Inc. (The)*(a)	3,120	229,226
Citi Trends, Inc.	975	57,525
Designer Brands, Inc., Class A(a)	5,070	62,108
Dick’s Sporting Goods, Inc.	16,380	1,097,624
Five Below, Inc.*	1,170	205,604
Floor & Decor Holdings, Inc., Class A*	2,145	197,490
Foot Locker, Inc.	25,740	1,127,927

Investments	Shares	Value ($)
GameStop Corp., Class A*(a)	12,090	3,929,250
Gap, Inc. (The)*	10,140	205,335
Genesco, Inc.*	1,950	75,680
Group 1 Automotive, Inc.(a)	4,485	617,226
GrowGeneration Corp.*	2,340	101,065
Guess?, Inc.(a)	5,460	126,781
Hibbett Sports, Inc.*(a)	2,340	132,093
Home Depot, Inc. (The)	35,295	9,558,592
L Brands, Inc.	9,360	381,514
Lithia Motors, Inc., Class A(a)	6,240	1,988,563
Lowe’s Cos., Inc.	23,790	3,969,361
MarineMax, Inc.*(a)	6,240	261,019
Michaels Cos., Inc. (The)*(a)	22,815	353,632
Monro, Inc.(a)	975	57,008
Murphy USA, Inc.	5,655	704,443
National Vision Holdings, Inc.*(a)	2,535	117,548
ODP Corp. (The)	14,430	616,017
O’Reilly Automotive, Inc.*	1,950	829,667
Penske Automotive Group, Inc.(a)	8,385	501,758
Rent-A-Center, Inc.	13,065	565,715
RH*(a)	780	370,781
Ross Stores, Inc.	8,970	998,271
Sally Beauty Holdings, Inc.*(a)	20,475	309,173
Shoe Carnival, Inc.(a)	1,560	73,304
Signet Jewelers Ltd.*	10,530	427,729
Sleep Number Corp.*	2,145	231,102
Sonic Automotive, Inc., Class A	6,825	279,347
Sportsman’s Warehouse Holdings, Inc.*(a)	11,895	208,400
TJX Cos., Inc. (The)	31,200	1,998,048
Tractor Supply Co.	3,120	442,229
TravelCenters of America, Inc.*(a)	1,365	37,524
Ulta Beauty, Inc.*	1,365	381,872
Urban Outfitters, Inc.*(a)	17,745	486,745
Williams-Sonoma, Inc.(a)	2,535	326,812
Zumiez, Inc.*	6,045	260,419

		43,470,740

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	426,855	56,327,786
Dell Technologies, Inc., Class C*	7,410	540,115
Diebold Nixdorf, Inc.*(a)	23,010	314,317
Hewlett Packard Enterprise Co.	47,580	587,137
HP, Inc.	48,165	1,172,336
NCR Corp.*	31,785	1,060,348
NetApp, Inc.	7,215	479,365
Pure Storage, Inc., Class A*(a)	15,015	347,297
Seagate Technology plc	8,385	554,416
Super Micro Computer, Inc.*	7,995	247,845
Western Digital Corp.	11,115	627,219
Xerox Holdings Corp.	41,340	869,380

		63,127,561

Textiles, Apparel & Luxury Goods - 0.9%
Capri Holdings Ltd.*	9,165	381,814
Carter’s, Inc.	1,560	137,342
Columbia Sportswear Co.	780	68,219
Crocs, Inc.*	2,535	177,501
Deckers Outdoor Corp.*	975	284,680
Fossil Group, Inc.*	4,095	59,377

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
G-III Apparel Group Ltd.*(a)	5,070	137,093
Hanesbrands, Inc.(a)	85,410	1,305,919
Kontoor Brands, Inc.	3,900	140,868
Levi Strauss & Co., Class A(a)	780	15,374
Lululemon Athletica, Inc.*	3,120	1,025,481
NIKE, Inc., Class B	33,150	4,428,508
Oxford Industries, Inc.(a)	1,170	76,331
PVH Corp.	17,160	1,463,062
Ralph Lauren Corp.	1,755	177,343
Skechers USA, Inc., Class A*	5,070	174,814
Steven Madden Ltd.	2,535	85,176
Tapestry, Inc.	66,300	2,096,406
Under Armour, Inc., Class A*(a)	5,460	95,550
Under Armour, Inc., Class C*	12,090	180,987
VF Corp.	8,775	674,534
Wolverine World Wide, Inc.(a)	6,240	178,714

		13,365,093

Thrifts & Mortgage Finance - 0.7%
Axos Financial, Inc.*(a)	12,675	493,691
Capitol Federal Financial, Inc.	11,895	147,736
Essent Group Ltd.	27,495	1,150,116
Federal Agricultural Mortgage Corp., Class C	2,535	192,660
Flagstar Bancorp, Inc.	11,700	501,345
HomeStreet, Inc.	780	28,392
Meridian Bancorp, Inc.	5,070	76,810
Meta Financial Group, Inc.	9,555	369,110
MGIC Investment Corp.(a)	72,930	854,740
Mr Cooper Group, Inc.*	18,915	515,055
New York Community Bancorp, Inc.(a)	100,620	1,052,485
NMI Holdings, Inc., Class A*	22,230	471,498
Northfield Bancorp, Inc.	1,365	16,871
Northwest Bancshares, Inc.	6,630	84,533
PennyMac Financial Services, Inc.	10,530	610,740
Premier Financial Corp.	11,505	319,379
Provident Financial Services, Inc.	14,625	270,855
Radian Group, Inc.	47,580	913,536
Rocket Cos., Inc., Class A*(a)	2,730	58,313
TFS Financial Corp.	1,950	34,457
TrustCo Bank Corp.	32,760	203,767
Walker & Dunlop, Inc.(a)	7,410	609,991
Washington Federal, Inc.	18,915	495,195
Waterstone Financial, Inc.	8,580	158,473
WSFS Financial Corp.	4,095	175,962

		9,805,710

Tobacco - 0.5%
Altria Group, Inc.	59,865	2,459,254
Philip Morris International, Inc.	50,700	4,038,255
Turning Point Brands, Inc.(a)	195	9,184
Universal Corp.	5,850	268,340
Vector Group Ltd.	11,700	137,358

		6,912,391

Trading Companies & Distributors - 0.7%
Air Lease Corp.	26,325	1,043,260
Applied Industrial Technologies, Inc.	2,730	192,165
Beacon Roofing Supply, Inc.*(a)	14,235	566,126

Investments	Shares	Value ($)
Boise Cascade Co.(a)	7,800	371,514
CAI International, Inc.	1,755	56,985
Fastenal Co.	15,405	702,314
GATX Corp.(a)	8,775	814,320
GMS, Inc.*(a)	11,700	339,183
H&E Equipment Services, Inc.	9,555	262,572
Herc Holdings, Inc.*(a)	2,340	149,713
MRC Global, Inc.*(a)	6,630	45,813
MSC Industrial Direct Co., Inc., Class A	11,310	877,317
NOW, Inc.*(a)	15,015	124,474
Rush Enterprises, Inc., Class A	2,925	122,821
SiteOne Landscape Supply, Inc.*	2,535	399,719
Systemax, Inc.(a)	390	14,988
Triton International Ltd.	16,965	786,158
United Rentals, Inc.*(a)	2,535	616,030
Univar Solutions, Inc.*	35,490	659,759
Watsco, Inc.(a)	780	186,022
WESCO International, Inc.*	10,920	831,121
WW Grainger, Inc.	1,170	426,336

		9,588,710

Transportation Infrastructure - 0.0%(f)
Macquarie Infrastructure Corp.	1,755	48,771

Water Utilities - 0.1%
American States Water Co.(a)	1,170	90,394
American Water Works Co., Inc.	4,680	744,214
California Water Service Group(a)	1,560	85,238
Essential Utilities, Inc.	5,070	234,741
Middlesex Water Co.(a)	585	46,566
SJW Group	975	64,516
York Water Co. (The)	585	25,412

		1,291,081

Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc.*(a)	1,560	18,003
Gogo, Inc.*(a)	18,720	250,848
Shenandoah Telecommunications Co.	1,560	60,637
Telephone & Data Systems, Inc.	26,520	497,250
T-Mobile US, Inc.*	15,990	2,016,019
United States Cellular Corp.*	2,145	66,881

		2,909,638

TOTAL COMMON STOCKS (Cost $854,710,373)		1,406,668,256

Investments	Number of Warrants	Value ($)
WARRANTS - 0.0%(e)

Oil, Gas & Consumable Fuels - 0.0%(e)
Occidental Petroleum Corp., expiring 8/3/2027, price 22.00 USD* (Cost $21,117)	4,266	37,327

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(e)
Biotechnology - 0.0%(e)
Achillion Pharmaceuticals, Inc., CVR*‡(d)	44,344	25,720

Media - 0.0%(e)
Media General, Inc., CVR*‡(d)	22,261	2,226

TOTAL RIGHTS (Cost $–)		27,946

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(f) - 6.7%

CERTIFICATES OF DEPOSIT - 1.6%
Bank of Nova Scotia, Houston (ICE LIBOR USD 3 Month + 0.08%), 0.30%, 7/21/2021(g)	4,000,000	4,000,804
Cooperatieve Rabobank UA, London (ICE LIBOR USD 3 Month + 0.08%), 0.29%, 7/30/2021(g)	5,000,000	5,001,300
Landesbank Baden-Wurttemberg, New York 0.17%, 3/1/2021	3,000,000	3,000,000
Nordea Bank Abp, New York Branch (ICE LIBOR USD 3 Month + 0.03%), 0.27%, 10/7/2021(g)	4,000,000	4,000,820
Oversea-Chinese Banking Corp. Ltd., New York 0.24%, 3/12/2021	3,000,000	3,000,000
Royal Bank of Canada, New York (ICE LIBOR USD 3 Month + 0.04%), 0.28%, 10/5/2021(g)	3,000,000	3,001,284
Toronto-Dominion Bank, New York 0.22%, 2/23/2021	1,000,000	1,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $22,999,815)		23,004,208

REPURCHASE AGREEMENTS - 5.1%
BofA Securities, Inc., 0.52%, dated 1/31/2021, due 5/3/2021, repurchase price $6,007,973, collateralized by various Common Stocks; total market value $6,471,472	6,000,000	6,000,000

Investments	Principal Amount ($)	Value ($)
Citigroup Global Markets, Inc., 0.04%, dated 1/31/2021, due 2/1/2021, repurchase price $6,765,838, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 7.63%, maturing 4/15/2021 - 2/28/2025; total market value $6,838,980	6,765,831	6,765,831
Deutsche Bank AG, London Branch, 0.20%, dated 1/31/2021, due 2/1/2021, repurchase price $19,800,110, collateralized by various Foreign Government Fixed Income Securities, 1.63%, maturing 2/15/2023; Corporate Bonds, 0.50%, maturing 5/27/2025; total market value $20,111,726	19,800,000	19,800,000
NBC Global Finance Ltd., 0.19%, dated 1/31/2021, due 2/1/2021, repurchase price $40,000,211, collateralized by various U.S. Treasury Securities, ranging from 1.63% - 3.63%, maturing 5/31/2022 - 2/15/2047; Common Stocks; total market value $43,833,161	40,000,000	40,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $72,565,831)		72,565,831

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $95,565,646)		95,570,039

Total Investments - 105.6% (Cost $950,297,136)		1,502,303,568
Liabilities in excess of other assets - (5.6%)		(79,649,620)

Net Assets - 100.0%		1,422,653,948

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)

The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $136,081,490, collateralized in the form of cash with a value of $95,565,628 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $40,835,543 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from February 4, 2021 – August 15, 2050 and $4,859,937 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from September 28, 2022 – September 20, 2117; a total value of $141,261,108.

(b)	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

(c)	Amount represents less than one share.
(d)

Security fair valued as of January 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2021 amounted to $49,338, which represents approximately 0.00% of net assets of the Fund.

(e)	Represents less than 0.05% of net assets.
(f)	The security was purchased with cash collateral held from securities on loan at January 31, 2021. The total value of securities purchased was $95,570,039.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2021.

Percentages shown are based on Net Assets.

Abbreviations

CVR	Contingent Value Rights
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	US Dollar

Investment in a company which was affiliated for the period ended January 31, 2021, was as follows:

Security	Value October 31, 2020	Purchases at Cost	Sales Proceeds	Shares January 31, 2021	Value January 31, 2021	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain
Northern Trust Corp.	$577,006	$14,270	$9,677	7,410	$660,898	$76,002	$5,107	$3,297

Futures Contracts

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open futures contracts as of January 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
Russell 2000 E-Mini Index	31	03/19/2021	USD	$3,205,710	$174,845
S&P 500 E-Mini Index	50	03/19/2021	USD	9,263,000	60,140
S&P Midcap 400 E-Mini Index	10	03/19/2021	USD	2,335,700	63,015

					$298,000

Abbreviations:

USD	— US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 97.5%

Aerospace & Defense - 0.7%
Airbus SE*	10,164	1,027,374
Austal Ltd.	121,440	239,459
Avon Rubber plc	3,300	140,478
BAE Systems plc	70,796	449,240
CAE, Inc.	4,836	109,368
Dassault Aviation SA*	55	57,632
Elbit Systems Ltd.	412	57,486
Leonardo SpA	12,428	86,607
LISI*	880	20,163
Meggitt plc*	22,412	122,120
MTU Aero Engines AG	792	184,743
QinetiQ Group plc	34,496	142,678
Rolls-Royce Holdings plc*	197,692	248,939
Saab AB, Class B*(a)	2,493	70,206
Safran SA*	5,104	645,508
Singapore Technologies Engineering Ltd.	17,900	50,041
Thales SA	2,024	182,406
Ultra Electronics Holdings plc	1,661	45,549

		3,879,997

Air Freight & Logistics - 0.6%
bpost SA*	1,452	17,261
Cia de Distribucion Integral Logista Holdings SA	2,159	40,761
Deutsche Post AG (Registered)	23,012	1,140,937
DSV Panalpina A/S	3,205	502,371
Freightways Ltd.(a)	12,987	102,957
ID Logistics Group*	81	22,142
Kerry Logistics Network Ltd.	40,500	86,496
Kintetsu World Express, Inc.	1,900	46,477
Konoike Transport Co. Ltd.	10,800	106,045
Mainfreight Ltd.	3,192	155,282
PostNL NV*	188,716	780,668
Royal Mail plc*	14,455	80,311
SG Holdings Co. Ltd.	9,200	236,470
Yamato Holdings Co. Ltd.	6,000	149,062

		3,467,240

Airlines - 0.5%
Air Canada*(a)	7,592	118,981
Air France-KLM*(a)	83,688	496,060
Air New Zealand Ltd.*(a)	11,968	13,714
ANA Holdings, Inc.*(a)	4,500	95,420
Deutsche Lufthansa AG (Registered)*	10,660	137,862
easyJet plc	10,440	104,425
Exchange Income Corp.(a)	15,141	430,128
Finnair OYJ*(a)	289,149	218,852
Japan Airlines Co. Ltd.*	500	8,897
JET2 plc*	55,220	1,000,173
Qantas Airways Ltd.*	35,730	123,362
Singapore Airlines Ltd.*	29,999	92,906

Investments	Shares	Value ($)
Wizz Air Holdings plc*(b)	728	43,667

		2,884,447

Auto Components - 1.7%
Aisin Seiki Co. Ltd.	5,700	174,493
ARB Corp. Ltd.	997	26,888
Bridgestone Corp.	15,700	580,043
CIE Automotive SA	3,217	84,889
Cie Generale des Etablissements Michelin SCA	4,576	633,214
Cie Plastic Omnium SA	720	28,341
Continental AG	2,728	383,624
Denso Corp.	8,100	449,274
Dometic Group AB*(c)	5,962	82,697
Exedy Corp.	13,200	196,938
Faurecia SE*	3,080	162,211
FCC Co. Ltd.	17,600	281,412
Freni Brembo SpA*	3,647	49,801
Futaba Industrial Co. Ltd.	25,600	122,504
Gestamp Automocion SA*(b)	65,516	304,850
G-Tekt Corp.	15,100	211,295
GUD Holdings Ltd.	4,852	44,412
Hella GmbH & Co. KGaA*	1,496	91,602
HI-LEX Corp.	13,200	187,734
Ichikoh Industries Ltd.	17,400	111,851
Johnson Electric Holdings Ltd.(a)	133,278	394,479
JTEKT Corp.	2,300	20,321
Koito Manufacturing Co. Ltd.	3,200	205,702
KYB Corp.*	3,300	73,789
Linamar Corp.	17,116	874,658
Magna International, Inc.	7,568	533,543
Musashi Seimitsu Industry Co. Ltd.	17,600	249,471
NGK Spark Plug Co. Ltd.	2,700	50,083
NHK Spring Co. Ltd.	2,900	19,722
Nifco, Inc.	2,400	83,672
Nippon Seiki Co. Ltd.	17,700	217,752
NOK Corp.	200	2,600
Nokian Renkaat OYJ	2,552	93,819
Pacific Industrial Co. Ltd.	19,900	208,133
Pirelli & C SpA*(b)	2,876	15,059
Schaeffler AG (Preference)	69,652	552,993
Stanley Electric Co. Ltd.	3,800	118,688
Sumitomo Electric Industries Ltd.	17,600	234,089
Sumitomo Riko Co. Ltd.	8,000	44,625
Sumitomo Rubber Industries Ltd.(a)	9,300	85,276
TI Fluid Systems plc*(b)	97,988	340,968
Tokai Rika Co. Ltd.	2,400	39,222
Topre Corp.	17,600	243,419
Toyo Tire Corp.	4,600	69,816
Toyoda Gosei Co. Ltd.	2,000	52,667
Toyota Boshoku Corp.	2,700	43,558
Toyota Industries Corp.	2,100	165,079
TPR Co. Ltd.	9,900	132,385
TS Tech Co. Ltd.	2,400	69,230
Valeo SA	5,588	209,368

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Yokohama Rubber Co. Ltd. (The)	8,000	125,469

		9,777,728

Automobiles - 1.9%
Aston Martin Lagonda Global Holdings plc*(a)(b)	578	16,112
Bayerische Motoren Werke AG	6,248	531,425
Bayerische Motoren Werke AG (Preference)	2,092	137,118
Daimler AG (Registered)	18,172	1,283,125
Ferrari NV	1,848	386,724
Honda Motor Co. Ltd.	39,600	1,045,649
Isuzu Motors Ltd.	7,800	74,502
Mazda Motor Corp.	17,300	122,940
Mitsubishi Motors Corp.*(a)	9,700	21,958
Nissan Motor Co. Ltd.*	57,600	292,745
Porsche Automobil Holding SE (Preference)	2,596	181,348
Renault SA*	5,764	246,775
Stellantis NV	52,120	792,941
Subaru Corp.	13,600	260,582
Suzuki Motor Corp.	8,800	395,725
Toyota Motor Corp.	59,100	4,120,827
Trigano SA	352	62,008
Volkswagen AG (Preference)	4,048	769,359
Yamaha Motor Co. Ltd.	6,700	147,189

		10,889,052

Banks - 9.2%
77 Bank Ltd. (The)	35,200	442,795
ABN AMRO Bank NV, CVA(b)	1,848	19,331
AIB Group plc*	45,372	81,030
Aktia Bank OYJ	19,932	230,773
AMCO - Asset Management Co. SpA*‡(d)	239	—
Aozora Bank Ltd.(a)	5,300	97,500
Australia & New Zealand Banking Group Ltd.	63,668	1,158,216
Awa Bank Ltd. (The)(a)	17,600	366,474
Banca Monte dei Paschi di Siena SpA*(a)	136,487	171,124
Banca Popolare di Sondrio SCPA*(a)	182,160	448,366
Banco Bilbao Vizcaya Argentaria SA	137,720	630,279
Banco BPM SpA*	32,208	70,922
Banco Comercial Portugues SA, Class R*(a)	3,341,448	463,598
Banco de Sabadell SA	2,106,412	925,875
Banco Espirito Santo SA (Registered)*‡(d)	48,647	—
Banco Santander SA*	355,036	1,041,670
Bank Hapoalim BM*	25,652	183,268
Bank Leumi Le-Israel BM	33,308	208,474
Bank of East Asia Ltd. (The)	36,467	79,106
Bank of Georgia Group plc*	17,536	276,443
Bank of Ireland Group plc*	19,096	71,455
Bank of Iwate Ltd. (The)(a)	8,800	162,224
Bank of Kyoto Ltd. (The)	2,600	136,339
Bank of Montreal(a)	14,872	1,107,382

Investments	Shares	Value ($)
Bank of Nagoya Ltd. (The)(a)	8,800	218,540
Bank of Nova Scotia (The)	27,324	1,458,763
Bank of Okinawa Ltd. (The)(a)	2,340	59,833
Bank of Queensland Ltd.	10,384	63,498
Bankia SA	53,716	92,571
Bankinter SA	21,280	120,113
Banque Cantonale de Geneve	480	83,633
Banque Cantonale Vaudoise (Registered)(a)	701	74,466
Barclays plc*	355,432	651,781
BAWAG Group AG(b)	3,120	136,685
Bendigo & Adelaide Bank Ltd.	9,158	64,644
BNP Paribas SA*	25,652	1,239,728
BPER Banca*	423,720	782,204
CaixaBank SA	61,424	155,740
Canadian Imperial Bank of Commerce	10,648	908,387
Canadian Western Bank(a)	34,672	772,178
Chiba Bank Ltd. (The)	17,400	94,566
Close Brothers Group plc	5,588	108,196
Commerzbank AG*	27,848	185,402
Commonwealth Bank of Australia	28,996	1,857,862
Concordia Financial Group Ltd.	36,721	132,931
Credit Agricole SA*	24,288	276,780
Credito Emiliano SpA*	23,232	119,954
Dah Sing Banking Group Ltd.	125,040	124,494
Dah Sing Financial Holdings Ltd.	88,000	249,682
Danske Bank A/S*	15,576	267,784
DBS Group Holdings Ltd.(a)	44,409	842,603
DNB ASA*	23,628	463,971
Ehime Bank Ltd. (The)(a)	13,200	121,542
Erste Group Bank AG	6,908	211,911
FIBI Holdings Ltd.	6,028	181,100
FinecoBank Banca Fineco SpA*	6,110	95,572
Fukuoka Financial Group, Inc.	7,200	128,808
Graubuendner Kantonalbank	7	11,488
Gunma Bank Ltd. (The)	21,800	67,256
Hachijuni Bank Ltd. (The)	20,800	66,555
Hang Seng Bank Ltd.	13,200	238,844
Hirogin Holdings, Inc.(a)	14,000	81,303
Hokkoku Bank Ltd. (The)	7,900	182,229
Hokuhoku Financial Group, Inc.(a)	52,400	462,964
HSBC Holdings plc*	475,552	2,499,465
Hyakugo Bank Ltd. (The)	79,200	221,650
Hyakujushi Bank Ltd. (The)(a)	13,200	187,734
ING Groep NV*	84,304	755,354
Intesa Sanpaolo SpA*	375,628	823,804
Israel Discount Bank Ltd., Class A	39,662	155,848
Juroku Bank Ltd. (The)	15,000	264,196
Jyske Bank A/S (Registered)*	19,844	748,769
KBC Group NV*	7,260	509,100
Keiyo Bank Ltd. (The)	41,900	160,484
Kiyo Bank Ltd. (The)	28,600	369,605
Kyushu Financial Group, Inc.	7,600	30,416
Laurentian Bank of Canada(a)	16,676	403,373
Liberbank SA*(a)	913,132	234,076
Lloyds Banking Group plc*	1,450,988	657,524
Luzerner Kantonalbank AG (Registered)*	204	91,268

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Mebuki Financial Group, Inc.	4,610	8,939
Mediobanca Banca di Credito Finanziario SpA*	14,784	132,265
Mitsubishi UFJ Financial Group, Inc.	280,100	1,255,561
Mizrahi Tefahot Bank Ltd.	1,889	44,576
Mizuho Financial Group, Inc.	51,229	674,523
Musashino Bank Ltd. (The)(a)	16,300	233,691
Nanto Bank Ltd. (The)	46	735
National Australia Bank Ltd.	80,916	1,461,429
National Bank of Canada	8,272	465,387
Natwest Group plc*	61,468	124,586
Nishi-Nippon Financial Holdings, Inc.	52,800	317,723
Nordea Bank Abp*	82,984	676,081
North Pacific Bank Ltd.(a)	118,800	240,562
Ogaki Kyoritsu Bank Ltd. (The)(a)	1,200	22,706
Oversea-Chinese Banking Corp. Ltd.	54,070	420,467
Raiffeisen Bank International AG	6,028	118,420
Resona Holdings, Inc.	61,600	213,580
Ringkjoebing Landbobank A/S	1,100	96,847
Royal Bank of Canada	33,440	2,709,335
San-In Godo Bank Ltd. (The)	52,800	239,553
Sbanken ASA(b)	31,592	250,433
Senshu Ikeda Holdings, Inc.(a)	79,200	112,716
Seven Bank Ltd.	3,800	8,348
Shiga Bank Ltd. (The)(a)	1,000	18,301
Shinsei Bank Ltd.	5,200	63,873
Shizuoka Bank Ltd. (The)	8,400	60,977
Skandinaviska Enskilda Banken AB, Class A*	34,408	377,348
Skandinaviska Enskilda Banken AB, Class C*	684	7,652
Societe Generale SA*	13,552	254,176
Spar Nord Bank A/S*	34,364	314,900
SpareBank 1 Nord Norge	40,216	365,816
Sparebank 1 Oestlandet	14,784	172,161
SpareBank 1 SMN	46,552	547,546
SpareBank 1 SR-Bank ASA	8,041	88,844
Sparebanken Vest	37,576	304,019
St Galler Kantonalbank AG (Registered)	110	50,697
Standard Chartered plc*	53,636	327,019
Sumitomo Mitsui Financial Group, Inc.	30,800	954,640
Sumitomo Mitsui Trust Holdings, Inc.	8,800	263,256
Suruga Bank Ltd.(a)	81,800	240,646
Svenska Handelsbanken AB, Class A*	36,608	368,253
Svenska Handelsbanken AB, Class B*(a)	908	10,431
Swedbank AB, Class A*	22,044	417,512
Sydbank A/S*	25,432	532,568
TBC Bank Group plc*	18,480	309,089
Toho Bank Ltd. (The)	13,600	26,500
TOMONY Holdings, Inc.	79,200	228,458
Toronto-Dominion Bank (The)	42,372	2,403,441

Investments	Shares	Value ($)
Unicaja Banco SA*(a)(b)	390,632	270,985
UniCredit SpA*	53,284	489,200
United Overseas Bank Ltd.	37,426	659,347
Valiant Holding AG (Registered)	6,468	620,916
Van Lanschot Kempen NV, CVA	14,784	368,202
Virgin Money UK plc*	489,808	872,032
Walliser Kantonalbank (Registered)	485	54,519
Westpac Banking Corp.	80,608	1,306,816
Yamagata Bank Ltd. (The)	2,200	21,140
Yamaguchi Financial Group, Inc.(a)	13,300	75,586

		53,217,200

Beverages - 1.1%
AG Barr plc*	4,785	32,197
Anheuser-Busch InBev SA/NV	13,860	875,266
Asahi Group Holdings Ltd.	12,700	510,936
Britvic plc	7,320	74,886
Budweiser Brewing Co. APAC Ltd.(a)(b)	39,600	133,041
C&C Group plc*	18,656	59,178
Carlsberg A/S, Class B	1,716	252,326
Coca-Cola Amatil Ltd.	11,076	111,155
Coca-Cola Bottlers Japan Holdings, Inc.(a)	3,354	50,777
Coca-Cola European Partners plc	3,487	162,041
Coca-Cola HBC AG, DI*	4,000	118,809
Davide Campari-Milano NV	13,420	144,714
Diageo plc	40,040	1,621,446
Fevertree Drinks plc	2,199	73,710
Heineken Holding NV	1,496	131,950
Heineken NV	3,212	335,360
Ito En Ltd.	800	49,897
Kirin Holdings Co. Ltd.	13,238	283,992
Molson Coors Canada, Inc., Class B	156	8,170
Pernod Ricard SA	3,608	682,489
Primo Water Corp.	5,512	85,348
Remy Cointreau SA(a)	584	108,625
Royal Unibrew A/S	1,210	120,091
Sapporo Holdings Ltd.	1,800	34,867
Suntory Beverage & Food Ltd.	3,000	104,733
Takara Holdings, Inc.	8,600	100,051
Treasury Wine Estates Ltd.	14,352	110,666

		6,376,721

Biotechnology - 0.7%
Abcam plc	4,545	103,479
Argenx SE*	704	206,296
Aurinia Pharmaceuticals, Inc.*(a)	4,368	72,900
Bavarian Nordic A/S*	2,132	76,546
BioGaia AB, Class B	1,134	63,502
Clinuvel Pharmaceuticals Ltd.	1,368	22,944
CSL Ltd.	7,964	1,660,312
Galapagos NV*	924	96,586
Genmab A/S*	1,320	528,259
Genus plc	520	35,175
Grifols SA(a)	3,564	105,217
Grifols SA (Preference), Class B	5,680	100,887
Hansa Biopharma AB*	2,660	57,475

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
HEALIOS KK*	1,100	16,842
Mesoblast Ltd.*(a)	16,640	30,386
MorphoSys AG*	880	105,692
PeptiDream, Inc.*	2,500	145,900
Pharma Mar SA(a)	414	52,812
SanBio Co. Ltd.*(a)	2,200	34,399
Swedish Orphan Biovitrum AB*	5,369	101,927
Vitrolife AB*	1,652	43,865
Zealand Pharma A/S*	4,664	150,311

		3,811,712

Building Products - 1.1%
AGC, Inc.	4,400	152,557
Aica Kogyo Co. Ltd.	1,500	48,856
Assa Abloy AB, Class B	15,928	395,975
Bunka Shutter Co. Ltd.(a)	28,100	250,416
Central Glass Co. Ltd.	200	4,079
Cie de Saint-Gobain	11,088	553,381
Daikin Industries Ltd.	4,500	950,117
dormakaba Holding AG(a)	132	79,310
Geberit AG (Registered)	484	296,842
GWA Group Ltd.(a)	17,760	47,011
Inwido AB*	22,836	313,049
James Halstead plc	4,686	31,852
Kingspan Group plc*	2,641	179,679
Lindab International AB	3,680	78,896
Lixil Corp.	4,400	102,588
Munters Group AB*(b)	10,384	97,850
Nibe Industrier AB, Class B	8,458	283,776
Nichias Corp.	800	18,263
Nichiha Corp.	13,200	394,632
Polypipe Group plc*	15,664	110,560
Reliance Worldwide Corp. Ltd.	23,739	77,773
ROCKWOOL International A/S, Class A	220	77,442
ROCKWOOL International A/S, Class B	174	65,996
Sanwa Holdings Corp.	9,800	111,577
Schweiter Technologies AG	56	97,194
Sekisui Jushi Corp.	3,600	69,631
Shin Nippon Air Technologies Co. Ltd.(a)	8,800	177,101
Takara Standard Co. Ltd.	19,776	276,159
Takasago Thermal Engineering Co. Ltd.	16,600	250,518
Tarkett SA*	13,722	245,562
TOTO Ltd.	3,900	215,684
Tyman plc*	76,560	363,757
Uponor OYJ	4,092	96,345

		6,514,428

Capital Markets - 3.2%
3i Group plc	22,528	343,847
Amundi SA*(b)	1,440	107,417
Anima Holding SpA(b)	116,996	545,243
Ashmore Group plc	9,588	59,380
ASX Ltd.	2,104	115,890
Avanza Bank Holding AB	2,704	74,006
Azimut Holding SpA	5,680	119,795
Banca Generali SpA	1,397	43,483

Investments	Shares	Value ($)
Brederode SA*	80	7,785
Brewin Dolphin Holdings plc	17,746	71,888
Brookfield Asset Management, Inc., Class A	23,584	914,762
Bure Equity AB	1,980	66,122
CI Financial Corp.	5,304	65,934
Credit Suisse Group AG (Registered)	49,544	654,665
Daiwa Securities Group, Inc.	22,000	104,479
Deutsche Bank AG (Registered)*	31,504	320,317
Deutsche Boerse AG	2,684	432,381
Draper Esprit plc*	49,588	468,488
EFG International AG*(a)	34,100	236,891
EQT AB	6,188	193,947
Euronext NV(b)	1,402	151,337
Fairfax India Holdings Corp.*(a)(b)	42,724	452,874
flatexDEGIRO AG*	2,024	187,127
Flow Traders(b)	2,452	94,075
Gimv NV	9,152	547,043
GMO Financial Holdings, Inc.(a)	15,200	103,226
Haitong International Securities Group Ltd.(a)	792,000	220,628
Hargreaves Lansdown plc	5,061	118,737
Hong Kong Exchanges & Clearing Ltd.	17,658	1,132,739
IG Group Holdings plc	673	6,931
IGM Financial, Inc.(a)	2,200	58,365
Intermediate Capital Group plc	6,864	160,236
Investec plc	292,776	765,283
IOOF Holdings Ltd.	258,148	617,960
IP Group plc*	139,744	182,302
JAFCO Group Co. Ltd.	300	16,219
Japan Exchange Group, Inc.	7,400	172,816
Julius Baer Group Ltd.	5,720	347,212
Jupiter Fund Management plc	215,116	846,018
London Stock Exchange Group plc	5,060	603,537
Macquarie Group Ltd.	5,984	603,287
Magellan Financial Group Ltd.	2,640	97,064
Man Group plc	61,623	123,758
Monex Group, Inc.(a)	35,200	181,556
Natixis SA*	27,241	103,356
Ninety One plc	39,732	128,107
Nomura Holdings, Inc.	83,000	437,376
Okasan Securities Group, Inc.(a)	82,900	297,726
Partners Group Holding AG	308	365,092
Pendal Group Ltd.	6,964	33,021
Perpetual Ltd.	3,971	98,319
Platinum Asset Management Ltd.(a)	16	51
Quilter plc(b)	80,080	170,557
Rathbone Brothers plc	2,584	57,128
Ratos AB, Class B	80,872	373,559
Rothschild & Co.*	12,584	429,601
Sanne Group plc	9,329	70,971
SBI Holdings, Inc.	4,800	119,570
Schroders plc	960	45,045
Schroders plc (Non-Voting)	96	3,052
Singapore Exchange Ltd.	7,600	56,695
St James’s Place plc	8,712	140,389

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Standard Life Aberdeen plc	36,296	150,572
TMX Group Ltd.(a)	1,313	126,772
Tokai Tokyo Financial Holdings, Inc.	26,400	77,918
TP ICAP plc	213,884	654,963
UBS Group AG (Registered)	89,188	1,290,800
Value Partners Group Ltd.(a)	8,000	5,313
VNV Global AB*	4,708	62,618
Vontobel Holding AG (Registered)	339	27,494
VP Bank AG (Registered)	1,760	218,022
VZ Holding AG	285	24,124

		18,305,261

Chemicals - 3.3%
ADEKA Corp.	4,200	70,324
Air Liquide SA	7,304	1,197,940
Air Water, Inc.	6,000	97,025
Akzo Nobel NV	3,344	340,611
Arkema SA	1,716	190,756
Asahi Kasei Corp.	35,200	391,522
BASF SE	20,064	1,555,904
Borregaard ASA	6,375	117,170
C Uyemura & Co. Ltd.	2,200	165,376
Chr Hansen Holding A/S*	1,584	144,014
Chugoku Marine Paints Ltd.	9,500	86,203
CI Takiron Corp.(a)	26,400	163,905
Clariant AG (Registered)	2,836	60,444
Corbion NV	1,352	79,006
Covestro AG(b)	2,948	201,138
Croda International plc	2,552	220,287
Daicel Corp.	100	759
DIC Corp.	2,899	71,025
Elkem ASA(b)	7	21
EMS-Chemie Holding AG (Registered)	156	147,478
Evonik Industries AG	4,160	137,367
FUCHS PETROLUB SE	55	2,459
FUCHS PETROLUB SE (Preference)	1,182	67,378
Fuso Chemical Co. Ltd.	1,100	38,927
Givaudan SA (Registered)	132	533,579
Hexpol AB	5,784	63,634
ICL Group Ltd.	5,140	27,714
Incitec Pivot Ltd.*	54,091	109,563
Israel Corp. Ltd. (The)*	1,485	308,852
JCU Corp.	500	18,602
Johnson Matthey plc	3,360	136,204
JSP Corp.	2,300	37,149
JSR Corp.	3,100	94,603
K+S AG (Registered)	9,758	110,607
Kansai Paint Co. Ltd.	5,300	156,173
Koninklijke DSM NV	2,908	508,742
Konishi Co. Ltd.	12,500	188,882
Kumiai Chemical Industry Co. Ltd.(a)	8,000	65,562
Kuraray Co. Ltd.	6,700	71,675
Kureha Corp.(a)	6,500	402,311
LANXESS AG	2,156	162,817
Lenzing AG*	485	62,458

Investments	Shares	Value ($)
Lintec Corp.	1,800	40,867
Methanex Corp.(a)	23,892	792,254
Mitsubishi Chemical Holdings Corp.	27,100	184,920
Mitsubishi Gas Chemical Co., Inc.	6,200	141,535
Mitsui Chemicals, Inc.	5,600	160,306
Nihon Parkerizing Co. Ltd.	1,900	18,456
Nippon Kayaku Co. Ltd.	8,100	76,362
Nippon Paint Holdings Co. Ltd.	3,200	287,922
Nippon Sanso Holdings Corp.	7,200	138,505
Nippon Shokubai Co. Ltd.	400	22,389
Nippon Soda Co. Ltd.	12,039	344,628
Nissan Chemical Corp.	3,800	216,324
Nitto Denko Corp.	3,300	298,496
NOF Corp.(a)	2,000	96,089
Novozymes A/S, Class B	3,828	230,856
Nufarm Ltd.*	23,520	87,522
Nutrien Ltd.	9,152	451,206
OCI NV*	1,318	27,365
Okamoto Industries, Inc.	5,000	184,823
Orica Ltd.	4,722	55,286
Osaka Soda Co. Ltd.	9,600	232,905
Sakata INX Corp.	18,000	182,072
Sanyo Chemical Industries Ltd.	3,400	170,495
Shikoku Chemicals Corp.	7,600	86,747
Shin-Etsu Chemical Co. Ltd.	6,600	1,145,757
Shin-Etsu Polymer Co. Ltd.	4,800	44,610
Showa Denko KK	1,700	40,545
Sika AG (Registered)	2,728	743,331
SOL SpA	3,009	53,555
Solvay SA	1,584	180,971
Sumitomo Bakelite Co. Ltd.	3,000	107,598
Sumitomo Chemical Co. Ltd.	38,200	179,881
Symrise AG	1,980	247,045
Synthomer plc	26,532	156,665
T Hasegawa Co. Ltd.	900	17,416
Taiyo Holdings Co. Ltd.	900	53,470
Teijin Ltd.	3,000	54,816
Tenma Corp.	1,100	22,421
Tessenderlo Group SA*	9,856	421,487
Toagosei Co. Ltd.	5,300	56,192
Tokai Carbon Co. Ltd.(a)	11,000	158,967
Tokuyama Corp.	3,200	79,836
Tokyo Ohka Kogyo Co. Ltd.	700	47,137
Toray Industries, Inc.	39,600	257,658
Tosoh Corp.	12,200	209,519
Toyo Ink SC Holdings Co. Ltd.	14,800	259,684
Toyobo Co. Ltd.(a)	39,600	495,118
Ube Industries Ltd.	3,900	73,943
Umicore SA	3,256	185,009
Victrex plc	2,830	91,091
Wacker Chemie AG	786	114,207
Yara International ASA	3,432	160,707
Zeon Corp.	8,000	128,373

		18,921,505

Commercial Services & Supplies - 1.2%
Aggreko plc	97,240	781,150

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Babcock International Group plc*(a)	193,644	619,575
Befesa SA(b)	2,288	151,771
Bell System24 Holdings, Inc.	5,600	100,077
Biffa plc*(b)	5,928	18,723
Bilfinger SE	12,100	410,432
Boyd Group Services, Inc.	208	38,604
Brambles Ltd.	25,652	208,033
Bravida Holding AB(b)	988	11,931
Cleanaway Waste Management Ltd.	56,747	96,657
Coor Service Management Holding AB*(b)	6,692	45,949
Dai Nippon Printing Co. Ltd.	3,900	67,052
Daiseki Co. Ltd.	2,500	79,159
Downer EDI Ltd.	34,707	137,405
Duskin Co. Ltd.(a)	3,700	97,576
Elis SA*	2,812	42,499
Elis SA - XLON*	4,520	68,642
G4S plc*	38,104	136,096
HomeServe plc	7,771	111,407
Intrum AB	4,732	129,170
ISS A/S*(a)	3,956	68,497
Kokuyo Co. Ltd.	5,600	72,905
Lassila & Tikanoja OYJ	960	16,771
Loomis AB	2,271	58,448
Mitsubishi Pencil Co. Ltd.	1,800	22,832
Nippon Kanzai Co. Ltd.	1,300	25,219
Okamura Corp.	41,400	362,218
Park24 Co. Ltd.*	2,200	41,859
Pilot Corp.	500	14,327
Prestige International, Inc.	4,000	35,226
Prosegur Cash SA(a)(b)	156,640	137,398
Prosegur Cia de Seguridad SA	101,332	281,672
Relia, Inc.	2,100	28,784
Rentokil Initial plc*	32,208	220,079
Ritchie Bros Auctioneers, Inc.	2,886	170,591
Sato Holdings Corp.	1,100	22,905
Secom Co. Ltd.	4,400	398,288
Securitas AB, Class B	7,047	109,335
Serco Group plc*	57,046	91,888
Smart Metering Systems plc	5,165	48,442
Societe BIC SA(a)	770	44,023
Sohgo Security Services Co. Ltd.	2,900	142,652
SPIE SA*	1,216	27,035
TOMRA Systems ASA	2,590	119,614
Toppan Printing Co. Ltd.	4,400	62,536
Transcontinental, Inc., Class A(a)	29,040	466,477
Waste Connections, Inc.	5,368	529,383

		6,971,312

Communications Equipment - 0.3%
BATM Advanced Communications Ltd.*	10,755	14,629
Evertz Technologies Ltd.	1,712	17,154
Gilat Satellite Networks Ltd.	21,780	263,265
Nokia OYJ*	97,636	470,202
Spirent Communications plc	5,928	19,455

Investments	Shares	Value ($)
Telefonaktiebolaget LM Ericsson, Class A	3,789	53,215
Telefonaktiebolaget LM Ericsson, Class B	40,139	509,052
VTech Holdings Ltd.	66,000	528,589

		1,875,561

Construction & Engineering - 2.1%
ACS Actividades de Construccion y Servicios SA	7,727	241,447
AF Gruppen ASA	2,860	55,508
Arcadis NV*(a)	4,708	165,301
Ashtrom Group Ltd.	4,545	86,736
Badger Daylighting Ltd.(a)	2,812	82,173
Balfour Beatty plc*	6,760	24,989
Boskalis Westminster*	218	6,118
Bouygues SA	5,676	223,561
Chiyoda Corp.*(a)	43,600	137,428
Cie d’Entreprises CFE*	2,156	219,237
CIMIC Group Ltd.*(a)	5,661	107,152
COMSYS Holdings Corp.	4,300	127,322
Dai-Dan Co. Ltd.(a)	8,900	241,425
Eiffage SA*	1,760	160,239
Elco Ltd.	2,552	128,562
Elecnor SA	20,900	261,532
Electra Ltd.	103	54,499
Ferrovial SA	4,889	117,635
Fomento de Construcciones y Contratas SA	3,696	39,559
Gold-Finance Holdings Ltd.*‡(b)(d)	89,827	417
Hazama Ando Corp.	15,600	107,879
Hibiya Engineering Ltd.	8,800	155,499
HOCHTIEF AG	442	41,214
Instalco AB(b)	4,092	131,643
JDC Corp.(a)	22,000	116,414
JGC Holdings Corp.	5,400	60,863
John Laing Group plc(b)	31,724	138,096
Kajima Corp.	12,300	164,595
Kandenko Co. Ltd.	3,000	25,789
Kinden Corp.	2,300	36,907
Kumagai Gumi Co. Ltd.	14,000	345,403
Kyowa Exeo Corp.(a)	3,900	101,807
Kyudenko Corp.	2,100	63,585
Maeda Corp.	8,100	66,227
Maeda Road Construction Co. Ltd.	1,200	20,276
Meisei Industrial Co. Ltd.	15,600	116,670
Mirait Holdings Corp.	6,700	106,872
Monadelphous Group Ltd.	9,080	90,288
Morgan Sindall Group plc	17,556	356,797
NCC AB, Class B	246	4,143
Nichireki Co. Ltd.	8,800	123,055
Nippo Corp.(a)	2,000	49,840
Nippon Densetsu Kogyo Co. Ltd.	1,700	31,761
Nippon Koei Co. Ltd.(a)	4,400	113,052
Nippon Road Co. Ltd. (The)	1,900	131,573
Nishimatsu Construction Co. Ltd.	24,600	569,328
NRW Holdings Ltd.(a)	182,424	400,299
Obayashi Corp.	8,900	74,468

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Okumura Corp.	16,200	403,085
Peab AB, Class B*	3,999	44,764
Penta-Ocean Construction Co. Ltd.	1,500	12,279
Raito Kogyo Co. Ltd.(a)	7,600	123,914
Raiznext Corp.(a)	13,200	145,749
Sacyr SA*(d)	3,263	7,167
Sacyr SA - BATE(a)	153,476	337,116
Sanki Engineering Co. Ltd.	19,200	227,770
Shapir Engineering and Industry Ltd.	7,497	54,477
Shikun & Binui Ltd.*	10,568	61,305
Shimizu Corp.	9,000	63,355
Shinnihon Corp.	5,400	43,068
SHO-BOND Holdings Co. Ltd.	1,200	52,209
Skanska AB, Class B	5,096	132,500
SNC-Lavalin Group, Inc.(a)	6,208	102,879
Sumitomo Densetsu Co. Ltd.	8,800	216,774
Sumitomo Mitsui Construction Co. Ltd.	76,440	317,603
Sweco AB, Class B	7,413	123,957
Taihei Dengyo Kaisha Ltd.	4,600	108,085
Taikisha Ltd.	15,200	405,643
Taisei Corp.	3,500	113,162
Takamatsu Construction Group Co. Ltd.	8,900	173,928
Toda Corp.(a)	14,000	98,553
Toenec Corp.	4,400	154,449
Tokyu Construction Co. Ltd.(a)	36,000	179,837
Totetsu Kogyo Co. Ltd.	10,600	271,847
Veidekke ASA	3,088	37,332
Vinci SA	7,920	736,853
Webuild SpA(a)	114,004	169,528
WSP Global, Inc.	1,210	112,811
YIT OYJ(a)	62,832	374,040
Yokogawa Bridge Holdings Corp.	18,000	334,572
Yurtec Corp.	17,800	139,245

		12,105,039

Construction Materials - 0.8%
Adbri Ltd.(a)	8,796	19,369
Boral Ltd.	35,620	132,275
Breedon Group plc*	45,296	52,995
Brickworks Ltd.	3,147	44,935
Buzzi Unicem SpA	3,148	77,752
Cementir Holding NV	19,404	159,831
CRH plc	12,981	538,687
CSR Ltd.	42,536	171,990
Fletcher Building Ltd.*(a)	17,649	79,116
HeidelbergCement AG	3,300	244,640
Ibstock plc*(b)	9,600	27,209
Imerys SA	1,103	52,315
James Hardie Industries plc, CHDI*	6,640	187,428
LafargeHolcim Ltd. (Registered)*	9,900	536,955
Marshalls plc*	18,348	163,645
Mitani Sekisan Co. Ltd.	100	4,475
RHI Magnesita NV	12,848	684,543
Sumitomo Osaka Cement Co. Ltd.	14,900	450,437
Taiheiyo Cement Corp.	100	2,485

Investments	Shares	Value ($)
Titan Cement International SA*	13,420	234,125
Vicat SA	12,760	549,550
Wienerberger AG	3,846	131,017

		4,545,774

Consumer Finance - 0.3%
Acom Co. Ltd.	24,400	107,207
AEON Financial Service Co. Ltd.	4,800	57,584
Aiful Corp.*	8,800	22,358
Cembra Money Bank AG	726	79,243
Credit Corp. Group Ltd.	3,350	72,945
Credit Saison Co. Ltd.(a)	6,200	70,412
Hitachi Capital Corp.	2,300	56,635
Hong Leong Finance Ltd.	110,000	200,588
Isracard Ltd.	77,441	294,366
Jaccs Co. Ltd.	13,200	235,140
Provident Financial plc*	11,220	37,748
Resurs Holding AB*(b)	62,594	340,976
Sun Hung Kai & Co. Ltd.	105,996	43,471
Zip Co. Ltd.*(a)	14,040	78,314

		1,696,987

Containers & Packaging - 0.3%
BillerudKorsnas AB	2,965	53,192
Cascades, Inc.(a)	27,764	336,876
CCL Industries, Inc., Class B	2,960	135,945
DS Smith plc*	27,632	138,117
FP Corp.	1,200	48,140
Fuji Seal International, Inc.(a)	2,000	37,117
Huhtamaki OYJ	2,051	100,966
Mayr Melnhof Karton AG	275	54,725
Orora Ltd.	35,495	68,356
Pack Corp. (The)	1,200	29,171
Pact Group Holdings Ltd.(a)	77,704	143,084
Rengo Co. Ltd.	700	5,817
SIG Combibloc Group AG*	9,988	238,248
Smurfit Kappa Group plc	5,148	248,171
Toyo Seikan Group Holdings Ltd.	5,600	59,854
Vidrala SA	396	43,588
Winpak Ltd.	74	2,330

		1,743,697

Distributors - 0.1%
Arata Corp.	7,900	347,481
Bapcor Ltd.	16,060	92,662
Doshisha Co. Ltd.	7,000	125,297
Inchcape plc*	8,938	81,620
Jardine Cycle & Carriage Ltd.	4,422	71,839
PALTAC Corp.	800	41,645

		760,544

Diversified Consumer Services - 0.1%
AcadeMedia AB(b)	28,644	264,415
Benesse Holdings, Inc.	2,000	38,531
IDP Education Ltd.(a)	2,501	44,096
InvoCare Ltd.(a)	4,432	37,949

		384,991

Diversified Financial Services - 1.2%
Ackermans & van Haaren NV	454	69,607
Aker ASA, Class A	760	60,690
AMP Ltd.	89,503	101,977
Banca Farmafactoring SpA(a)(b)	55,308	305,395

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Banca Mediolanum SpA	9,158	72,820
Banque Nationale de Belgique	84	182,672
Burford Capital Ltd.*(a)	82,104	698,457
Cerved Group SpA*	10,505	89,720
Challenger Ltd.(a)	11,680	59,683
Creades AB, Class A	1,892	193,957
ECN Capital Corp.	100,540	535,185
Element Fleet Management Corp.	13,936	129,602
Eurazeo SE*	1,664	116,848
EXOR NV	2,816	209,991
FFP	308	34,014
First Pacific Co. Ltd.	968,000	299,619
Fuyo General Lease Co. Ltd.	700	48,407
GRENKE AG	495	24,632
Groupe Bruxelles Lambert SA	880	87,432
HAL Trust	1,010	143,810
Industrivarden AB, Class A*	1,496	50,606
Industrivarden AB, Class C*	250	7,998
Investor AB, Class A	2,092	153,939
Investor AB, Class B	7,379	544,221
Japan Securities Finance Co. Ltd.	22,000	109,270
KBC Ancora*	1,377	53,968
Kinnevik AB, Class B*	4,796	236,503
L E Lundbergforetagen AB, Class B*	1,348	71,230
M&G plc	72,688	175,575
Mitsubishi UFJ Lease & Finance Co. Ltd.	21,500	105,143
Mizuho Leasing Co. Ltd.(a)	13,338	413,409
Omni Bridgeway Ltd.(a)	113,564	344,171
Onex Corp.	157	8,323
ORIX Corp.	27,900	446,368
Plus500 Ltd.	4,264	78,666
Ricoh Leasing Co. Ltd.	4,400	129,443
Sofina SA	330	107,045
SRH NV*‡(d)	2,857	—
Tokyo Century Corp.	600	48,484
Wendel SE	497	57,482
Zenkoku Hosho Co. Ltd.	1,600	71,293

		6,677,655

Diversified Telecommunication Services - 1.3%
ARTERIA Networks Corp.(a)	1,900	28,402
BCE, Inc.(a)	3,652	155,062
Bezeq The Israeli Telecommunication Corp. Ltd.*	52,780	54,483
BT Group plc*	226,248	390,219
Cellnex Telecom SA(a)(b)	8,184	480,334
Chorus Ltd.(a)	13,242	80,452
Deutsche Telekom AG (Registered)	77,396	1,382,218
Elisa OYJ	1,820	108,522
Euskaltel SA(b)	8,683	93,358
Gamma Communications plc	1,701	37,490
HKBN Ltd.(a)	51,500	74,655
HKT Trust & HKT Ltd.	53,400	70,384
Iliad SA	646	119,804
Infrastrutture Wireless Italiane SpA(b)	5,179	55,778
Internet Initiative Japan, Inc.	4,600	94,509

Investments	Shares	Value ($)
Koninklijke KPN NV	57,464	179,838
Nippon Telegraph & Telephone Corp.	31,800	795,190
NOS SGPS SA	1,360	4,692
Orange SA	49,280	580,981
PCCW Ltd.	127,035	70,777
Proximus SADP(a)	4,056	85,642
Singapore Telecommunications Ltd.	211,200	375,580
Spark New Zealand Ltd.	3,166	10,952
Swisscom AG (Registered)	352	192,065
TalkTalk Telecom Group plc	45,639	61,355
Telecom Italia SpA	255,816	109,833
Telecom Italia SpA (Retirement Savings Plan)	178,600	84,840
Telefonica Deutschland Holding AG	14,053	38,602
Telefonica SA(a)	134,066	578,864
Telekom Austria AG	1,426	10,862
Telenor ASA	5,588	92,807
Telia Co. AB	49,764	219,234
Telstra Corp. Ltd.	52,988	126,844
TELUS Corp.	10,203	210,777
United Internet AG (Registered)	1,560	67,945
Vocus Group Ltd.*(a)	38,775	122,570

		7,245,920

Electric Utilities - 1.4%
Acciona SA	857	128,793
AusNet Services	46,020	61,084
BKW AG	773	88,631
Chubu Electric Power Co., Inc.	17,600	215,430
Chugoku Electric Power Co., Inc. (The)(a)	4,206	51,784
CK Infrastructure Holdings Ltd.	500	2,666
CLP Holdings Ltd.	22,500	210,960
Contact Energy Ltd.(a)	20,140	118,587
EDP - Energias de Portugal SA	32,564	204,615
Electricite de France SA*	11,915	148,808
Elia Group SA/NV	794	95,788
Emera, Inc.(a)	2,950	123,478
Endesa SA	4,476	114,740
Enel SpA	181,676	1,807,903
EVN AG	2,240	52,468
Fortis, Inc.	6,132	248,266
Fortum OYJ	9,900	240,370
Genesis Energy Ltd.	14,326	40,473
HK Electric Investments & HK Electric Investments Ltd.(b)	500	494
Hokkaido Electric Power Co., Inc.(a)	86,100	364,318
Hokuriku Electric Power Co.(a)	9,300	60,670
Hydro One Ltd.(b)	9,680	224,524
Iberdrola SA	96,868	1,316,306
Kansai Electric Power Co., Inc. (The)	21,700	212,450
Kyushu Electric Power Co., Inc.	4,400	40,724
Mercury NZ Ltd.	17,270	88,681

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Okinawa Electric Power Co., Inc. (The)	18,370	247,401
Orsted A/S(b)	3,080	587,122
Power Assets Holdings Ltd.	17,000	90,549
Red Electrica Corp. SA	3,432	65,295
Romande Energie Holding SA (Registered)	21	27,855
Shikoku Electric Power Co., Inc.(a)	8,600	58,404
Spark Infrastructure Group	1,271	2,145
SSE plc	17,380	354,175
Terna Rete Elettrica Nazionale SpA	22,982	167,357
Tohoku Electric Power Co., Inc.	5,600	47,979
Tokyo Electric Power Co. Holdings, Inc.*	31,200	119,501
Trustpower Ltd.	5,123	32,122
Verbund AG	1,385	125,188

		8,188,104

Electrical Equipment - 1.6%
ABB Ltd. (Registered)	31,768	940,613
Ballard Power Systems, Inc.*	1,824	62,440
Denyo Co. Ltd.	8,800	172,478
Fagerhult AB*(a)	31,408	190,396
Fuji Electric Co. Ltd.(a)	4,500	179,020
Fujikura Ltd.*	110,000	514,829
Huber + Suhner AG (Registered)	867	71,535
ITM Power plc*	10,192	76,976
Legrand SA	4,972	458,473
Mabuchi Motor Co. Ltd.	2,000	82,334
Melrose Industries plc*	81,356	188,245
Mitsubishi Electric Corp.	32,700	498,020
NEL ASA*(a)	12,688	45,631
Nexans SA*	10,340	771,939
Nidec Corp.	8,910	1,178,695
Nissin Electric Co. Ltd.	1,200	15,772
Nitto Kogyo Corp.	1,800	35,108
NKT A/S*	2,904	119,727
Nordex SE*	3,040	86,866
OSRAM Licht AG*	880	54,952
Prysmian SpA	5,460	176,713
Schneider Electric SE	8,888	1,306,022
Siemens Energy AG*	6,952	258,278
Siemens Gamesa Renewable Energy SA	6,044	248,849
Signify NV*(b)	3,848	183,725
Somfy SA	275	47,776
TKH Group NV, CVA	2,194	103,741
Ushio, Inc.	5,900	76,247
Vestas Wind Systems A/S	3,784	824,544

		8,969,944

Electronic Equipment, Instruments & Components - 2.1%
Alps Alpine Co. Ltd.	5,348	71,310
ALSO Holding AG (Registered)*	52	13,970
Amano Corp.	2,600	60,396
Anritsu Corp.(a)	500	12,336
Azbil Corp.	3,000	153,016
Barco NV	2,608	50,585
Canon Electronics, Inc.	2,800	46,936
Canon Marketing Japan, Inc.	3,700	81,142

Investments	Shares	Value ($)
Carel Industries SpA(a)(b)	4,028	83,192
Citizen Watch Co. Ltd.	106,000	320,951
Comet Holding AG (Registered)	352	80,719
CONEXIO Corp.	2,200	28,746
Daiwabo Holdings Co. Ltd.	8,800	741,354
FIH Mobile Ltd.*(a)	1,208,000	190,068
Fingerprint Cards AB, Class B*	10,108	23,661
FIT Hon Teng Ltd.*(a)(b)	44,000	18,783
Halma plc	8,140	275,981
Hamamatsu Photonics KK	3,400	197,125
Hexagon AB, Class B	4,972	436,886
Hirose Electric Co. Ltd.	782	122,572
Hitachi Ltd.	22,000	904,838
Horiba Ltd.	800	52,190
Hosiden Corp.	17,600	160,206
Ibiden Co. Ltd.	4,400	204,250
Inficon Holding AG (Registered)	110	119,694
Iriso Electronics Co. Ltd.	1,200	54,616
Japan Aviation Electronics Industry Ltd.	2,044	31,726
Jenoptik AG	2,585	89,819
Kaga Electronics Co. Ltd.	8,900	207,252
Keyence Corp.	3,200	1,715,918
Kyocera Corp.	5,300	339,125
Lagercrantz Group AB, Class B	5,832	50,405
Landis+Gyr Group AG*	1,102	81,510
LEM Holding SA (Registered)	27	55,360
Macnica Fuji Electronics Holdings, Inc.	22,100	463,552
Murata Manufacturing Co. Ltd.	10,700	1,027,637
Mycronic AB	3,001	84,512
Nichicon Corp.(a)	7,600	103,080
Nippon Ceramic Co. Ltd.	900	23,339
Nippon Signal Co. Ltd.	23,500	208,749
Nissha Co. Ltd.	4,400	56,610
Nohmi Bosai Ltd.	2,500	52,796
Oki Electric Industry Co. Ltd.	39,600	413,418
Omron Corp.	4,400	388,328
Optex Group Co. Ltd.(a)	1,000	18,454
Oxford Instruments plc*	4,444	121,074
Renishaw plc*	1,617	133,228
Restar Holdings Corp.(a)	13,200	263,761
Shimadzu Corp.	6,200	235,990
Siix Corp.	3,628	53,054
Spectris plc	3,026	126,155
Taiyo Yuden Co. Ltd.	2,500	146,616
TDK Corp.	2,900	467,568
Topcon Corp.	2,200	26,498
Venture Corp. Ltd.	4,500	67,275
VSTECS Holdings Ltd.	356,000	311,288
Yokogawa Electric Corp.	1,600	34,462

		11,904,082

Energy Equipment & Services - 0.4%
BW Offshore Ltd.	42,284	166,408
Drilling Co. of 1972 A/S (The)*	5,984	165,972
John Wood Group plc*	264,792	1,065,384
Modec, Inc.	10,400	194,401
Ocean Yield ASA(a)	30,348	85,690

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares		Value ($)
Saipem SpA(a)	199,716		526,033
SBM Offshore NV	5,113		87,990
Subsea 7 SA*	26		244
TechnipFMC plc	12,457		133,878
Tenaris SA	6,336		49,496
TGS NOPEC Geophysical Co. ASA	1,140		15,288
Vallourec SA*	—	(e)	4
Worley Ltd.	10,916		95,646

			2,586,434

Entertainment - 0.7%
Bollore SA	12,858		52,268
Capcom Co. Ltd.	2,600		163,656
CTS Eventim AG & Co. KGaA*	1,375		81,319
Daiichikosho Co. Ltd.	1,100		37,824
DeNA Co. Ltd.	4,000		74,693
Embracer Group AB*	8,008		181,682
EVENT Hospitality and Entertainment Ltd.(a)	2,282		16,913
IGG, Inc.(a)	308,000		400,400
Kinepolis Group NV*(a)	1,030		42,296
Koei Tecmo Holdings Co. Ltd.(a)	1,728		99,196
Konami Holdings Corp.	2,200		134,486
Modern Times Group MTG AB, Class B*	416		6,332
Nexon Co. Ltd.	8,800		267,711
Nintendo Co. Ltd.	2,100		1,215,130
Paradox Interactive AB	952		26,581
Shochiku Co. Ltd.	300		41,062
Square Enix Holdings Co. Ltd.	1,800		103,501
Toei Animation Co. Ltd.	900		87,683
Toho Co. Ltd.	4,100		158,408
Ubisoft Entertainment SA*	1,425		142,654
Vivendi SA	15,180		466,956

			3,800,751

Equity Real Estate Investment Trusts (REITs) - 2.5%
Activia Properties, Inc.	15		60,032
Advance Residence Investment Corp.(a)	18		53,298
Aedifica SA	1,039		125,849
AEON REIT Investment Corp.(a)	29		38,225
ALE Property Group	9,405		33,771
Allied Properties REIT(a)	1,540		43,749
alstria office REIT-AG	6,756		116,552
Altarea SCA	1,188		198,310
ARGAN SA	1,848		198,470
Argosy Property Ltd.	66,224		73,739
Artis REIT(a)	22,836		185,734
Ascendas REIT	68,635		159,292
Ascott Residence Trust	30,164		23,866
Assura plc	57,957		57,700
Aventus Group	20,768		43,182
Befimmo SA	657		28,016
Big Yellow Group plc	7,176		108,986
Boardwalk REIT(a)	616		16,694
British Land Co. plc (The)	16,528		101,838
BWP Trust	12,444		41,055
Capital & Counties Properties plc	43,340		83,320

Investments	Shares	Value ($)
CapitaLand China Trust	3,414	3,550
CapitaLand Integrated Commercial Trust	37,044	59,735
Carmila SA	17,512	239,986
CDL Hospitality Trusts	36,800	34,107
Centuria Office REIT	160,732	241,094
Champion REIT(a)	68,000	39,113
Charter Hall Group	5,096	53,253
Charter Hall Long Wale REIT	3,602	12,768
Charter Hall Retail REIT	25,935	70,839
Charter Hall Social Infrastructure REIT	31	73
Choice Properties REIT	3,957	40,052
Cofinimmo SA	507	76,009
Comforia Residential REIT, Inc.(a)	34	96,614
Cominar REIT(a)	36,168	228,200
Covivio	1,449	119,442
Cromwell European REIT(b)	110,000	66,820
Cromwell Property Group(a)	48,403	30,081
Daiwa House REIT Investment Corp.	42	112,848
Daiwa Securities Living Investments Corp.	26	24,933
Derwent London plc	1,508	65,685
Dexus	8,888	61,442
Dream Office REIT(a)	3,966	59,609
ESR-REIT	1,044,000	310,738
Far East Hospitality Trust	53,976	23,997
First Capital REIT(a)	39,688	457,944
Fortune REIT	48,000	42,900
Frasers Centrepoint Trust	33,249	64,890
Frasers Hospitality Trust	39,200	14,917
Frasers Logistics & Commercial Trust(b)	4,239	4,600
Frontier Real Estate Investment Corp.(a)	12	49,171
Fukuoka REIT Corp.	26	39,635
Gecina SA	352	50,291
Global One Real Estate Investment Corp.	48	50,020
GLP J-REIT(a)	74	118,604
Goodman Group	30,052	407,655
Goodman Property Trust	19,085	31,085
GPT Group (The)	41,404	137,234
Granite REIT(a)	1,072	62,854
Great Portland Estates plc	14,916	133,629
Growthpoint Properties Australia Ltd.	19,121	46,946
H&R REIT	5,632	53,611
Hamborner REIT AG	6,058	68,719
Hammerson plc(a)	1,687,382	536,643
Hankyu Hanshin REIT, Inc.	26	31,614
Heiwa Real Estate REIT, Inc.(a)	87	113,596
Hibernia REIT plc	34,222	45,568
Hoshino Resorts REIT, Inc.(a)	24	117,370
Hulic Reit, Inc.	23	34,930
ICADE	154	11,123
Ichigo Office REIT Investment Corp.	40	30,641

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Ingenia Communities Group	35,948	138,457
Inmobiliaria Colonial Socimi SA	7,185	69,396
InterRent REIT(a)	28,380	313,025
Invincible Investment Corp.	121	40,277
Irongate Group(a)	174,504	175,394
Japan Hotel REIT Investment Corp.	77	38,612
Japan Logistics Fund, Inc.(a)	19	56,803
Japan Prime Realty Investment Corp.	25	88,232
Japan Real Estate Investment Corp.	24	146,024
Japan Retail Fund Investment Corp.	52	98,343
Kenedix Office Investment Corp.	9	58,026
Kenedix Residential Next Investment Corp.	34	59,138
Kenedix Retail REIT Corp.	31	75,031
Keppel DC REIT	47,500	106,661
Keppel Pacific Oak US REIT(b)	154,000	113,190
Keppel REIT	80,733	74,218
Kiwi Property Group Ltd.	3,973	3,694
Klepierre SA	5,108	123,307
Land Securities Group plc	13,636	115,102
LaSalle Logiport REIT	44	69,008
Link REIT	36,774	321,079
LondonMetric Property plc(a)	31,548	98,860
LXI REIT plc(b)	72,996	125,298
Mapletree Commercial Trust	34,368	53,607
Mapletree Industrial Trust	33,416	72,266
Mapletree Logistics Trust	73,207	109,223
Mapletree North Asia Commercial Trust(b)	49,500	36,553
MCUBS MidCity Investment Corp.	43	40,415
Merlin Properties Socimi SA	10,940	105,132
Mirvac Group	45,364	82,837
Mori Hills REIT Investment Corp.	16	22,282
Mori Trust Hotel Reit, Inc.(a)	132	147,766
National Storage REIT	70,798	103,751
Nippon Accommodations Fund, Inc.	8	44,014
Nippon Building Fund, Inc.	17	102,622
Nippon Prologis REIT, Inc.	41	133,736
NIPPON REIT Investment Corp.	23	81,723
Nomura Real Estate Master Fund, Inc.	51	77,405
One REIT, Inc.	14	36,305
Orix JREIT, Inc.	49	81,998
OUE Commercial REIT	82,177	24,150
Parkway Life REIT	12,500	39,089
Precinct Properties New Zealand Ltd.	22,735	28,264
Premier Investment Corp.	67	84,410
Primary Health Properties plc	6,188	12,338
Property for Industry Ltd.(a)	26,317	55,193
Reit 1 Ltd.	69,740	324,075
Retail Estates NV	3,784	276,750
Safestore Holdings plc	6,952	77,374
Sasseur REIT(b)	277,200	171,279
Scentre Group	122,012	255,565
Secure Income REIT plc(a)	14,030	58,761
Segro plc	19,096	250,216

Investments	Shares	Value ($)
Sekisui House Reit, Inc.	55	39,768
Shaftesbury plc*	14,432	110,882
Shopping Centres Australasia Property Group	54,215	96,920
Societe Fonciere Lyonnaise SA	516	39,995
SPH REIT	44,800	28,188
Star Asia Investment Corp.	156	71,448
Starhill Global REIT	600,800	237,676
Stockland	57,904	197,699
Summit Industrial Income REIT(a)	14,652	151,859
Sunlight REIT	55,000	26,742
Suntec REIT	3,900	4,702
Tokyu REIT, Inc.(a)	21	33,196
Tritax Big Box REIT plc	47,975	121,481
Unibail-Rodamco-Westfield(a)	3,476	293,498
Unibail-Rodamco-Westfield, CHDI(a)	5	21
UNITE Group plc (The)*	9,194	121,202
United Urban Investment Corp.	84	114,172
Vicinity Centres	98,852	116,421
Vital Healthcare Property Trust(a)	45,104	106,621
Warehouses De Pauw CVA	4,239	152,645
Waypoint REIT	46,112	90,925
Workspace Group plc	8,954	87,975
WPT Industrial REIT(a)	7,436	116,596

		14,475,762

Food & Staples Retailing - 1.5%
Aeon Co. Ltd.(a)	14,713	460,383
Ain Holdings, Inc.	800	50,203
Alimentation Couche-Tard, Inc.	608	18,810
Alimentation Couche-Tard, Inc., Class B	12,408	378,811
Arcs Co. Ltd.	2,818	62,365
Axfood AB	3,184	76,824
Belc Co. Ltd.	800	45,160
Carrefour SA	10,949	186,094
Casino Guichard Perrachon SA*(a)	2,142	72,865
Cawachi Ltd.	5,400	151,022
Coles Group Ltd.	24,728	345,490
Cosmos Pharmaceutical Corp.	200	30,527
Create SD Holdings Co. Ltd.	2,000	64,951
Daikokutenbussan Co. Ltd.	400	21,319
Dairy Farm International Holdings Ltd.	7,600	32,756
Distribuidora Internacional de Alimentacion SA*(a)	37,128	5,377
Empire Co. Ltd., Class A	1,666	46,076
Etablissements Franz Colruyt NV	1,044	64,509
George Weston Ltd.	1,629	118,032
GrainCorp Ltd., Class A	10,837	33,591
Heiwado Co. Ltd.	18,800	388,767
ICA Gruppen AB	1,916	96,438
Inageya Co. Ltd.	2,398	39,167
Itochu-Shokuhin Co. Ltd.	400	20,096
J Sainsbury plc	16,852	56,557
Jeronimo Martins SGPS SA	988	16,174
Kato Sangyo Co. Ltd.	1,400	46,201
Kesko OYJ, Class A(a)	2,248	54,758

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Kesko OYJ, Class B	7,848	204,039
Kobe Bussan Co. Ltd.(a)	3,200	88,822
Koninklijke Ahold Delhaize NV	25,960	744,000
Kusuri no Aoki Holdings Co. Ltd.	600	49,171
Loblaw Cos. Ltd.(a)	2,640	127,614
MARR SpA*	1,155	24,107
Matsumotokiyoshi Holdings Co. Ltd.	3,600	142,528
Maxvalu Nishinihon Co. Ltd.	8,800	164,325
Maxvalu Tokai Co. Ltd.	2,400	61,642
Metcash Ltd.(a)	43,474	114,076
METRO AG	8,528	99,815
Metro, Inc.	4,532	196,116
Nihon Chouzai Co. Ltd.	1,600	22,924
North West Co., Inc. (The)	95	2,407
Olam International Ltd.	35,100	42,053
Qol Holdings Co. Ltd.	10,300	112,843
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	243	16,181
Seven & i Holdings Co. Ltd.	17,900	677,223
Sheng Siong Group Ltd.	51,500	62,866
Shufersal Ltd.	3,578	29,987
Sligro Food Group NV*(a)	10,032	223,282
Sonae SGPS SA	301,268	241,933
Sugi Holdings Co. Ltd.	800	52,648
Sundrug Co. Ltd.	1,600	63,499
Tesco plc	139,348	458,098
Tsuruha Holdings, Inc.	900	119,662
United Super Markets Holdings, Inc.	2,000	21,758
Valor Holdings Co. Ltd.	20,400	482,843
Welcia Holdings Co. Ltd.	3,600	122,413
Wm Morrison Supermarkets plc	55,924	137,808
Woolworths Group Ltd.	19,272	604,174
Yokohama Reito Co. Ltd.	22,100	186,392
Zur Rose Group AG*(a)	260	119,683

		8,800,255

Food Products - 2.6%
a2 Milk Co. Ltd. (The)*	8,840	73,521
AAK AB	5,004	98,241
Agrana Beteiligungs AG	6,028	128,013
Ajinomoto Co., Inc.	7,900	186,606
Ariake Japan Co. Ltd.	800	51,884
Associated British Foods plc*	4,888	142,097
Austevoll Seafood ASA	8,913	89,308
Bakkafrost P/F*	1,281	90,687
Barry Callebaut AG (Registered)	38	84,535
Bega Cheese Ltd.(a)	8,671	37,256
Bell Food Group AG (Registered)	320	87,950
Bonduelle SCA	3,784	93,323
Calbee, Inc.	3,200	94,599
Chocoladefabriken Lindt & Spruengli AG	24	208,543
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	373,651
Chubu Shiryo Co. Ltd.	13,200	176,765
Costa Group Holdings Ltd.	13,860	41,686
Danone SA	10,692	713,914

Investments	Shares		Value ($)
DyDo Group Holdings, Inc.	500		25,168
Ebro Foods SA	1,618		35,304
Elders Ltd.	1,508		12,311
Emmi AG (Registered)	41		42,724
First Resources Ltd.	5,100		5,957
Freedom Foods Group Ltd.*‡(a)(d)	4,368		7,566
Fuji Oil Holdings, Inc.	3,400		99,374
Fujicco Co. Ltd.	2,000		39,047
Fujiya Co. Ltd.	400		8,650
Glanbia plc	7,586		93,821
Golden Agri-Resources Ltd.	213,400		29,105
Grieg Seafood ASA*(a)	20,900		195,732
House Foods Group, Inc.	2,400		88,715
Inghams Group Ltd.(a)	151,800		383,182
Itoham Yonekyu Holdings, Inc.	6,500		43,956
Japfa Ltd.	201,820		132,306
J-Oil Mills, Inc.	4,400		155,289
Kagome Co. Ltd.	900		29,829
Kameda Seika Co. Ltd.	900		41,693
Kerry Group plc, Class A	2,244		305,066
Kikkoman Corp.	4,000		281,962
Kotobuki Spirits Co. Ltd.	1,000		53,966
Leroy Seafood Group ASA	11,649		81,719
Lotus Bakeries NV(a)	13		61,911
Maple Leaf Foods, Inc.	301		5,888
Maruha Nichiro Corp.(a)	17,600		395,725
Mehadrin Ltd.*	—	(e)	14
MEIJI Holdings Co. Ltd.	1,600		109,117
Mitsui Sugar Co. Ltd.	3,400		60,307
Morinaga & Co. Ltd.(a)	1,100		43,760
Morinaga Milk Industry Co. Ltd.	1,200		59,831
Mowi ASA	3,640		80,882
Nestle SA (Registered)	48,312		5,432,928
Neto Malinda Trading Ltd.*	2,288		44,987
Nichirei Corp.	3,500		101,629
Nippn Corp.	1,500		23,597
Nippon Suisan Kaisha Ltd.	99,600		415,733
Nisshin Oillio Group Ltd. (The)	9,900		288,409
Nisshin Seifun Group, Inc.	7,090		119,324
Nissin Foods Holdings Co. Ltd.	1,500		129,662
Norway Royal Salmon ASA	2,651		60,627
Orkla ASA	13,798		134,577
Premier Foods plc*	280,104		360,022
Premium Brands Holdings Corp.	1,100		89,993
Riken Vitamin Co. Ltd.	400		5,234
S&B Foods, Inc.	4,400		203,410
Sakata Seed Corp.	2,800		98,820
Salmar ASA	52		3,143
Saputo, Inc.	4,455		116,933
Savencia SA*	1,716		125,086
Schouw & Co. A/S	1,160		117,288
Showa Sangyo Co. Ltd.(a)	4,400		129,863
Societe LDC SA(a)	1,734		210,664
Strauss Group Ltd.	952		27,191
Suedzucker AG	1,979		28,924
Synlait Milk Ltd.*(a)	1,760		6,025
Tate & Lyle plc	3,262		30,854
Toyo Suisan Kaisha Ltd.	2,800		138,001
Vilmorin & Cie SA	1,612		99,879

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Viscofan SA	825	58,333
Vitasoy International Holdings Ltd.(a)	16,000	69,849
WH Group Ltd.(b)	154,000	125,125
Wilmar International Ltd.	74,800	297,036
Yakult Honsha Co. Ltd.	1,700	86,709
Yamazaki Baking Co. Ltd.	2,900	53,322

		15,015,633

Gas Utilities - 0.3%
AltaGas Ltd.	6,799	101,071
APA Group	16,324	122,616
Enagas SA	5,500	121,444
Hong Kong & China Gas Co. Ltd.	151,340	217,431
Naturgy Energy Group SA(a)	6,820	176,566
Nippon Gas Co. Ltd.	2,000	96,662
Osaka Gas Co. Ltd.	5,700	105,240
Rubis SCA	2,653	120,352
Saibu Gas Co. Ltd.(a)	3,600	99,168
Shizuoka Gas Co. Ltd.(a)	26,400	239,301
Snam SpA	23,673	124,475
Superior Plus Corp.(a)	14,520	137,533
Toho Gas Co. Ltd.	2,000	117,484
Tokyo Gas Co. Ltd.	6,800	148,704

		1,928,047

Health Care Equipment & Supplies - 1.3%
Alcon, Inc.*	7,832	563,453
Ambu A/S, Class B(a)	3,172	150,517
Ansell Ltd.	52	1,468
Arjo AB, Class B	4,131	30,795
Asahi Intecc Co. Ltd.	3,200	105,144
BioMerieux	825	127,792
Carl Zeiss Meditec AG	715	112,056
Cochlear Ltd.	848	128,460
Coloplast A/S, Class B	1,496	224,180
ConvaTec Group plc(b)	5,396	14,834
CYBERDYNE, Inc.*	4,500	27,594
Demant A/S*(a)	2,796	100,842
DiaSorin SpA	293	64,287
Draegerwerk AG & Co. KGaA	1,496	124,316
Draegerwerk AG & Co. KGaA (Preference)	2,816	240,850
Eiken Chemical Co. Ltd.	1,600	35,196
Elekta AB, Class B(a)	6,069	87,787
Fisher & Paykel Healthcare Corp. Ltd.	10,847	270,796
Getinge AB, Class B	3,120	80,823
GN Store Nord A/S	1,976	151,702
Hogy Medical Co. Ltd.	1,200	36,563
Hoya Corp.	6,900	882,807
Japan Lifeline Co. Ltd.	3,000	43,240
Koninklijke Philips NV*	14,516	792,803
Mani, Inc.	3,900	103,223
Menicon Co. Ltd.(a)	1,600	96,280
Nagaileben Co. Ltd.	1,500	43,555
Nakanishi, Inc.	5,100	97,621
Nanosonics Ltd.*	16,777	88,046
Nihon Kohden Corp.	2,300	68,542
Nipro Corp.	5,200	61,340

Investments	Shares	Value ($)
Olympus Corp.	22,000	397,049
Paramount Bed Holdings Co. Ltd.	800	35,035
PolyNovo Ltd.*(a)	32,604	65,791
Revenio Group OYJ	3,036	185,528
Sartorius AG (Preference)	612	305,289
Sectra AB, Class B*	1,100	94,081
Siemens Healthineers AG(b)	3,085	173,456
Smith & Nephew plc	15,444	326,917
Sonova Holding AG (Registered)*	842	203,875
Straumann Holding AG (Registered)	187	208,021
Sysmex Corp.	2,400	280,472
Terumo Corp.	11,800	458,159
Ypsomed Holding AG (Registered)	81	13,712

		7,704,297

Health Care Providers & Services - 0.7%
AEVIS VICTORIA SA*(a)	15,004	209,982
Alfresa Holdings Corp.	5,500	109,532
Ambea AB*(b)	20,095	164,995
Amplifon SpA*	3,067	121,955
As One Corp.	700	102,565
BML, Inc.	3,300	115,048
CareTech Holdings plc(a)	55,704	373,285
Chartwell Retirement Residences(a)	5,472	45,791
China Evergrande New Energy Vehicle Group Ltd.*(a)	40,000	218,472
CVS Group plc*	8,404	176,568
EBOS Group Ltd.	2,014	41,542
Fagron	2,504	62,059
Fresenius Medical Care AG & Co. KGaA	2,728	221,392
Fresenius SE & Co. KGaA	9,504	424,561
Galenica AG(b)	132	8,740
Healius Ltd.	27,458	81,741
Korian SA*	2,644	97,972
Mediclinic International plc*	22,600	89,813
Medipal Holdings Corp.	700	14,315
NMC Health plc*(d)	2,074	1,493
Orpea SA*	950	131,689
Raffles Medical Group Ltd.	4,124	2,905
Ramsay Health Care Ltd.	2,240	108,223
Ryman Healthcare Ltd.(a)	2,860	32,072
Ship Healthcare Holdings, Inc.(a)	900	51,922
Sonic Healthcare Ltd.	9,467	249,648
Summerset Group Holdings Ltd.(a)	11,505	100,909
Suzuken Co. Ltd.	3,380	130,751
Toho Holdings Co. Ltd.	4,200	79,030
Town Health International Medical Group Ltd.*‡(a)(d)	398,000	—
UDG Healthcare plc	11,405	127,797
Vital KSK Holdings, Inc.(a)	18,000	136,855

		3,833,622

Health Care Technology - 0.1%
AGFA-Gevaert NV*(a)	15,224	70,746
CompuGroup Medical SE & Co. KGaA	624	61,861
M3, Inc.	6,800	572,279

		704,886

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Hotels, Restaurants & Leisure - 1.9%
Accor SA*	4,180	141,329
Arcland Service Holdings Co. Ltd.	1,400	27,547
Aristocrat Leisure Ltd.	8,932	212,857
Atom Corp.(a)	5,800	49,527
Autogrill SpA*(a)	49,852	265,033
Basic-Fit NV*(b)	1,196	41,048
Betsson AB*	46,024	435,072
Carnival plc	5,876	94,003
Colowide Co. Ltd.(a)	3,500	63,551
Compass Group plc*	30,272	544,768
Corporate Travel Management Ltd.*(a)	3,366	43,000
Create Restaurants Holdings, Inc.*(a)	4,400	33,706
Crown Resorts Ltd.	11,014	81,125
Domino’s Pizza Enterprises Ltd.	1,460	103,079
Domino’s Pizza Group plc	15,345	69,368
Doutor Nichires Holdings Co. Ltd.	11,500	170,586
Entain plc*	12,408	211,450
Evolution Gaming Group AB(b)	1,936	189,544
Flight Centre Travel Group Ltd.*(a)	4,910	53,042
Flutter Entertainment plc*	1,493	279,338
Flutter Entertainment plc - XDUB*	1,009	188,595
Fuji Kyuko Co. Ltd.	1,000	48,140
Galaxy Entertainment Group Ltd.	36,000	273,000
Gamesys Group plc	2,860	49,956
Genting Singapore Ltd.	144,000	92,774
Great Canadian Gaming Corp.*	2,860	95,486
Greggs plc*	6,556	186,716
Hiday Hidaka Corp.	2,191	36,707
HIS Co. Ltd.	14,000	239,496
Hongkong & Shanghai Hotels Ltd. (The)	24,307	21,035
Ichibanya Co. Ltd.	1,000	48,808
InterContinental Hotels Group plc*	2,200	136,581
J D Wetherspoon plc*	3,795	59,982
Kindred Group plc, SDR*	7,392	89,177
Kisoji Co. Ltd.(a)	1,700	38,905
KOMEDA Holdings Co. Ltd.	1,200	21,640
Kyoritsu Maintenance Co. Ltd.	1,600	51,578
La Francaise des Jeux SAEM(b)	3,300	142,125
Mandarin Oriental International Ltd.*	8,000	14,000
McDonald’s Holdings Co. Japan Ltd.	1,100	53,584
Melco International Development Ltd.	21,000	36,779
Melia Hotels International SA*(a)	44,792	293,856
MGM China Holdings Ltd.(a)	32,400	48,973
Miramar Hotel & Investment	132,000	243,100
Mitchells & Butlers plc*(a)	91,388	373,972
MOS Food Services, Inc.	2,100	62,281
NagaCorp Ltd.(a)	90,000	102,491
Ohsho Food Service Corp.	1,504	83,895
Oriental Land Co. Ltd.	3,900	609,055
Pandox AB*	5,720	86,653
Playtech plc*	127,644	815,055
Plenus Co. Ltd.	14,200	270,586

Investments	Shares	Value ($)
PointsBet Holdings Ltd.*	13,992	167,579
Restaurant Brands International, Inc.(a)	4,048	233,732
Restaurant Brands New Zealand Ltd.*	1,154	9,772
Ringer Hut Co. Ltd.(a)	1,700	38,808
Round One Corp.	5,100	44,231
Royal Holdings Co. Ltd.	1,600	28,257
Saizeriya Co. Ltd.	1,800	36,655
Sands China Ltd.	40,400	160,738
Scandic Hotels Group AB*(a)(b)	51,304	192,146
Shangri-La Asia Ltd.*(a)	32,000	27,238
SJM Holdings Ltd.	76,000	81,745
SkiStar AB*	2,828	41,552
Skylark Holdings Co. Ltd.*(a)	3,700	60,609
Sodexo SA*	988	88,176
SSP Group plc	224,708	894,233
Star Entertainment Grp Ltd. (The)	11,421	30,232
Tabcorp Holdings Ltd.	42,680	130,657
Toridoll Holdings Corp.(a)	3,200	46,917
TUI AG, DI	25,756	124,850
Whitbread plc*	1,820	69,653
William Hill plc*	20,812	77,163
Wynn Macau Ltd.*(a)	12,800	20,338
Yoshinoya Holdings Co. Ltd.(a)	4,900	102,872
Zensho Holdings Co. Ltd.(a)	3,600	99,340

		10,831,447

Household Durables - 1.8%
Azorim-Investment Development & Construction Co. Ltd.*	34,650	103,316
Barratt Developments plc*	28,996	254,353
Bellway plc	3,680	139,221
Berkeley Group Holdings plc	1,456	83,754
Bonava AB, Class B*	32,392	344,312
Breville Group Ltd.	4,514	100,472
Cairn Homes plc*	38,456	42,827
Casio Computer Co. Ltd.	3,600	63,613
Countryside Properties plc*(b)	13,624	80,671
Crest Nicholson Holdings plc*	118,404	525,824
De’ Longhi SpA	2,352	84,638
DFS Furniture plc*	105,952	312,811
Electra Consumer Products 1970 Ltd.	4,888	190,577
Electrolux AB, Series B	7,237	177,829
ES-Con Japan Ltd.(a)	18,000	125,851
Fiskars OYJ Abp	574	10,809
Forbo Holding AG (Registered)	24	40,953
Fujitsu General Ltd.	2,100	52,172
Haseko Corp.	3,500	41,220
Hunter Douglas NV*	1,352	106,108
Husqvarna AB, Class B	10,433	129,809
Iida Group Holdings Co. Ltd.	5,400	118,991
JM AB	1,842	64,720
Kaufman & Broad SA	6,468	297,424
Man Wah Holdings Ltd.	54,400	120,673
Nagawa Co. Ltd.	500	55,256
Neinor Homes SA*(a)(b)	16,280	219,542
Nikon Corp.	1,400	11,126

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Nobia AB*	53,372	417,081
Panasonic Corp.	52,800	681,591
Persimmon plc	7,436	260,486
Pressance Corp.(a)	17,600	247,622
Redrow plc*	99,220	715,988
Rinnai Corp.	100	10,449
Sangetsu Corp.	2,256	33,680
SEB SA	560	106,746
Sekisui Chemical Co. Ltd.	8,500	152,959
Sekisui House Ltd.(a)	16,600	320,124
Sharp Corp.(a)	6,200	128,744
Sony Corp.	20,900	2,006,256
Sumitomo Forestry Co. Ltd.	7,700	149,080
Taylor Wimpey plc*	87,516	175,999
Token Corp.(a)	3,100	240,728
TomTom NV*	25	291
Vistry Group plc*	85,830	993,575
Zojirushi Corp.	1,300	21,630

		10,561,901

Household Products - 0.4%
Earth Corp.	600	34,214
Essity AB, Class A	616	20,039
Essity AB, Class B	9,592	307,776
Henkel AG & Co. KGaA	1,694	158,881
Henkel AG & Co. KGaA (Preference)	2,288	237,663
Lion Corp.	2,400	54,948
Pigeon Corp.	2,400	107,971
PZ Cussons plc	28,228	96,131
Reckitt Benckiser Group plc	11,484	977,414
Unicharm Corp.	9,600	430,966

		2,426,003

Independent Power and Renewable Electricity Producers - 0.4%
Albioma SA	3,476	177,155
Boralex, Inc., Class A	2,081	81,728
Brookfield Renewable Corp.	2,992	167,910
Capital Power Corp.(a)	8,536	243,762
ContourGlobal plc(b)	17,776	48,820
Doral Group Renewable Energy Resources Ltd.*	2,244	11,462
Drax Group plc	168,036	862,071
EDP Renovaveis SA	26	712
Electric Power Development Co. Ltd.	7,500	122,140
Encavis AG	3,696	100,807
Enlight Renewable Energy Ltd.*	32,188	60,636
ERG SpA	2,090	63,936
Innergex Renewable Energy, Inc.	559	12,830
Meridian Energy Ltd.	28,875	148,793
Northland Power, Inc.(a)	2,116	77,603
Scatec ASA(b)	988	37,658
Solaria Energia y Medio Ambiente SA*(a)	7,392	190,747
TransAlta Corp.	3,496	30,706
Uniper SE	2,028	71,204

		2,510,680

Investments	Shares	Value ($)
Industrial Conglomerates - 0.9%
Arad Investment & Industrial Development Ltd.	1,408	134,210
Bonheur ASA	8,448	220,758
CK Hutchison Holdings Ltd.	64,356	445,703
DCC plc	988	74,837
Guoco Group Ltd.	4,000	48,647
Indus Holding AG	7,285	295,608
Investment AB Latour, Class B	3,256	73,245
Italmobiliare SpA	245	8,171
Jardine Matheson Holdings Ltd.	4,400	254,320
Jardine Strategic Holdings Ltd.	5,300	137,747
Keppel Corp. Ltd.	26,400	99,664
Lifco AB, Class B	1,696	156,661
Mie Kotsu Group Holdings, Inc.	700	3,169
Nisshinbo Holdings, Inc.	47,400	352,235
Nolato AB, Class B*	710	66,052
Noritsu Koki Co. Ltd.	800	16,154
NWS Holdings Ltd.(a)	53,401	51,515
Rheinmetall AG	1,144	121,389
Sembcorp Industries Ltd.	17,200	21,385
Shun Tak Holdings Ltd.(a)	880,000	257,627
Siemens AG (Registered)	13,068	2,031,216
Smiths Group plc	2,860	55,709
TOKAI Holdings Corp.	2,795	26,002
Toshiba Corp.(a)	8,800	287,043

		5,239,067

Insurance - 4.1%
Admiral Group plc	4,708	186,322
Aegon NV	38,669	159,822
Ageas SA	5,544	284,840
AIA Group Ltd.	204,800	2,476,189
Allianz SE (Registered)	9,284	2,103,784
Alm Brand A/S	8,488	95,389
ASR Nederland NV	4,759	184,552
Assicurazioni Generali SpA	22,528	385,633
AUB Group Ltd.	2,255	28,063
Aviva plc	67,100	308,859
AXA SA	44,088	980,194
Baloise Holding AG (Registered)	1,056	177,227
Beazley plc	12,948	55,368
CBL Corp. Ltd.*‡(d)	102,937	—
Clal Insurance Enterprises Holdings Ltd.*	24,068	359,701
CNP Assurances*	5,980	90,959
Coface SA*	35,640	351,588
Dai-ichi Life Holdings, Inc.	24,400	369,630
Direct Line Insurance Group plc	46,112	189,900
E-L Financial Corp. Ltd.	704	445,287
Fairfax Financial Holdings Ltd.(a)	660	239,686
Gjensidige Forsikring ASA(a)	945	21,877
Great Eastern Holdings Ltd.	2,400	37,905
Great-West Lifeco, Inc.	6,344	145,011
Grupo Catalana Occidente SA	2,102	71,632
Hannover Rueck SE	1,232	191,585
Harel Insurance Investments & Financial Services Ltd.*	8,005	69,289
Helvetia Holding AG (Registered)	1,265	126,983

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Hiscox Ltd.*	9,568	122,769
iA Financial Corp., Inc.(a)	4,092	182,522
IDI Insurance Co. Ltd.	4,420	134,949
Insurance Australia Group Ltd.	31,768	118,214
Intact Financial Corp.	2,816	310,819
Japan Post Holdings Co. Ltd.	38,100	302,740
Just Group plc*	493,026	516,569
Lancashire Holdings Ltd.	15,268	142,883
Legal & General Group plc	125,576	420,756
Manulife Financial Corp.(a)	39,204	709,229
Mapfre SA	37,752	69,439
Medibank Pvt Ltd.	52,475	117,563
Menora Mivtachim Holdings Ltd.*	13,157	219,732
Migdal Insurance & Financial Holdings Ltd.*	90,400	101,653
MS&AD Insurance Group Holdings, Inc.	13,200	378,746
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	3,080	818,726
nib holdings Ltd.(a)	11,260	47,689
NN Group NV	6,282	261,778
Phoenix Group Holdings plc	13,544	125,504
Phoenix Holdings Ltd. (The)*	5,085	40,366
Poste Italiane SpA(b)	12,259	120,280
Power Corp. of Canada	12,945	301,673
Prudential plc	58,564	942,926
QBE Insurance Group Ltd.(a)	33,264	204,940
RSA Insurance Group plc	21,516	199,434
Sabre Insurance Group plc(b)	21,200	73,799
Sagicor Financial Co. Ltd.	44,055	212,783
Sampo OYJ, Class A	11,792	496,829
SCOR SE*	5,676	173,084
Societa Cattolica di Assicurazioni SC*(a)	52,835	247,385
Sompo Holdings, Inc.	8,500	338,311
Steadfast Group Ltd.	30,580	93,850
Storebrand ASA*	17,930	138,904
Sun Life Financial, Inc.	15,620	722,644
Suncorp Group Ltd.	23,188	179,333
Swiss Life Holding AG (Registered)	704	322,007
Swiss Re AG	6,248	552,459
T&D Holdings, Inc.	13,200	152,936
Tokio Marine Holdings, Inc.	17,600	862,895
Topdanmark A/S	1,650	76,328
Tryg A/S	2,365	73,940
Unipol Gruppo SpA*	6,080	26,769
UnipolSai Assicurazioni SpA(a)	27,841	70,692
UNIQA Insurance Group AG	39,072	302,850
Wuestenrot & Wuerttembergische AG	7,744	158,810
Yunfeng Financial Group Ltd.*(a)	136,000	53,321
Zurich Insurance Group AG	3,300	1,321,335

		23,700,438

Interactive Media & Services - 0.2%
Adevinta ASA*	470	7,023
Auto Trader Group plc*(b)	15,928	123,360

Investments	Shares	Value ($)
carsales.com Ltd.(a)	11,484	172,874
Dip Corp.(a)	1,400	38,284
Kakaku.com, Inc.	1,600	46,306
LIFULL Co. Ltd.	7,600	29,327
New Work SE	159	44,139
REA Group Ltd.(a)	1,596	179,614
Rightmove plc*	17,688	145,541
Scout24 AG(b)	2,192	169,903
SEEK Ltd.(a)	5,653	121,660
Z Holdings Corp.	37,200	231,099

		1,309,130

Internet & Direct Marketing Retail - 0.6%
ASKUL Corp.	500	17,670
ASOS plc*	1,370	84,168
Belluna Co. Ltd.	15,600	171,355
boohoo Group plc*	15,511	72,185
Delivery Hero SE*(b)	2,112	322,016
Dustin Group AB(b)	3,680	35,075
HelloFresh SE*	1,596	135,341
Just Eat Takeaway.com NV*(b)	1,629	187,276
Moneysupermarket.com Group plc	22,168	81,582
Ocado Group plc*	10,340	394,303
Prosus NV*	7,964	927,103
Rakuten, Inc.	7,000	68,800
Shop Apotheke Europe NV*(b)	1,276	298,571
Trainline plc*(b)	29,876	167,467
Webjet Ltd.	5,413	19,852
Zalando SE*(b)	3,740	430,382
ZOZO, Inc.	2,800	78,441

		3,491,587

IT Services - 1.8%
AddNode Group AB*	5,148	163,143
Adyen NV*(b)	528	1,103,003
Afterpay Ltd.*	4,356	451,523
Alten SA*	1,130	119,574
Amadeus IT Group SA*	7,832	499,923
Atea ASA*	4,972	76,153
Atos SE*	1,804	139,128
Bechtle AG	673	143,167
CANCOM SE	1,981	117,929
Capgemini SE	2,552	370,501
CGI, Inc.*	4,532	363,638
Computacenter plc	1,092	35,269
Computershare Ltd.	14,256	157,178
Digital Garage, Inc.	1,300	44,515
DTS Corp.	4,000	85,085
Edenred	3,202	174,160
FDM Group Holdings plc	3,850	53,397
Formula Systems 1985 Ltd.	829	72,895
Fujitsu Ltd.	3,900	596,762
GMO internet, Inc.	1,200	33,984
Indra Sistemas SA*(a)	47,080	415,826
Infocom Corp.	1,600	46,382
Infomart Corp.	5,300	45,460
Itochu Techno-Solutions Corp.	2,400	84,589
Keywords Studios plc*	6,556	245,594
Link Administration Holdings Ltd.(a)	6,824	25,027

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Matrix IT Ltd.	2,464	53,639
Megaport Ltd.*(a)	7,072	73,142
NEC Corp.	2,900	157,887
NEC Networks & System Integration Corp.	2,400	42,684
NET One Systems Co. Ltd.	3,800	126,673
Nexi SpA*(b)	8,052	143,312
NEXTDC Ltd.*	16,647	148,160
Nihon Unisys Ltd.	2,600	98,839
Nomura Research Institute Ltd.	5,745	193,978
NS Solutions Corp.	800	25,636
NSD Co. Ltd.(a)	5,160	98,868
NTT Data Corp.	10,400	149,203
Nuvei Corp.*(a)(b)	4,136	215,825
Obic Co. Ltd.	1,500	281,675
Otsuka Corp.	3,400	171,145
Reply SpA	880	107,980
S&T AG*(a)	228	6,000
SCSK Corp.	900	50,031
Shopify, Inc., Class A*	1,892	2,065,049
Softcat plc	364	7,548
Sopra Steria Group*	884	147,027
SUNeVision Holdings Ltd.	90,000	81,598
TietoEVRY OYJ	1,598	52,690
TIS, Inc.	6,100	135,756
Transcosmos, Inc.	2,100	52,753
Worldline SA*(b)	3,094	263,349

		10,614,252

Leisure Products - 0.3%
Bandai Namco Holdings, Inc.	4,500	384,302
BRP, Inc.(a)	1,664	109,639
Games Workshop Group plc	684	97,027
Heiwa Corp.	2,450	34,306
MIPS AB(b)	2,948	175,311
Sega Sammy Holdings, Inc.	5,300	84,389
Shimano, Inc.	1,700	399,527
Technogym SpA*(b)	4,905	50,325
Thule Group AB*(b)	2,805	104,583
Tomy Co. Ltd.	9,300	79,947
Universal Entertainment Corp.*	300	6,848
Yamaha Corp.	4,400	247,538
Yonex Co. Ltd.(a)	10,000	57,118

		1,830,860

Life Sciences Tools & Services - 0.3%
Clinigen Group plc	5,270	55,361
EPS Holdings, Inc.	1,900	18,475
Eurofins Scientific SE*(a)	2,200	211,631
Evotec SE*	3,180	125,560
Gerresheimer AG	755	80,489
Lonza Group AG (Registered)	1,188	761,196
PureTech Health plc*	5,168	28,387
QIAGEN NV*	4,369	236,581
Sartorius Stedim Biotech	260	108,977
Siegfried Holding AG (Registered)*	165	119,632
Tecan Group AG (Registered)	303	147,140

		1,893,429

Investments	Shares	Value ($)
Machinery - 3.9%
Aalberts NV	1,404	63,436
Aida Engineering Ltd.	17,600	166,258
Alfa Laval AB*	5,280	139,185
Alstom SA*	4,401	239,856
Amada Co. Ltd.	7,200	80,806
ANDRITZ AG	2,081	99,106
Atlas Copco AB, Class A	9,328	509,927
Atlas Copco AB, Class B	6,952	327,799
ATS Automation Tooling Systems, Inc.*	1,400	24,045
Beijer Alma AB	2,304	37,393
Bobst Group SA (Registered)	52	3,741
Bodycote plc	11,283	108,999
Bucher Industries AG (Registered)	275	130,514
Cargotec OYJ, Class B	684	29,816
CKD Corp.	2,500	56,712
CNH Industrial NV*	22,220	284,933
Concentric AB	914	20,056
Construcciones y Auxiliar de Ferrocarriles SA	720	32,365
Conzzeta AG (Registered)	55	70,481
Daetwyler Holding AG	352	101,295
Daifuku Co. Ltd.	2,800	319,060
Daiwa Industries Ltd.	1,600	15,817
Danieli & C Officine Meccaniche SpA	2,024	40,081
Danieli & C Officine Meccaniche SpA (Retirement Savings Plan)	18,815	235,441
DMG Mori AG	1,007	50,894
DMG Mori Co. Ltd.(a)	2,100	32,896
Duerr AG	2,684	109,367
Epiroc AB, Class A	10,130	195,230
Epiroc AB, Class B	7,876	135,954
FANUC Corp.	3,100	810,273
Fincantieri SpA*(a)	213,096	133,846
FLSmidth & Co. A/S*(a)	18,216	641,220
Fluidra SA	912	21,938
Fuji Corp.(a)	1,000	26,143
Fujitec Co. Ltd.	2,400	52,266
Furukawa Co. Ltd.	17,600	203,746
GEA Group AG	4,200	145,628
Georg Fischer AG (Registered)	133	166,848
Glory Ltd.	100	1,936
Harmonic Drive Systems, Inc.(a)	1,500	112,183
Hino Motors Ltd.	10,300	88,641
Hitachi Construction Machinery Co. Ltd.	4,400	127,762
Hitachi Zosen Corp.	70,400	401,440
Hoshizaki Corp.(a)	1,200	106,137
IHI Corp.	2,500	43,579
IMI plc	1,824	31,209
Interpump Group SpA	2,231	100,395
Interroll Holding AG (Registered)	34	112,174
Japan Steel Works Ltd. (The)	2,200	60,897
Jungheinrich AG (Preference)	3,036	138,980
Kawasaki Heavy Industries Ltd.*	2,800	59,239
KION Group AG	1,848	160,213
Kitz Corp.	30,700	176,233

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Komatsu Ltd.	21,300	582,370
Kone OYJ, Class B	6,336	499,729
Konecranes OYJ	2,273	83,010
Krones AG	926	76,837
Kubota Corp.	17,600	386,479
Kurita Water Industries Ltd.	3,400	137,858
Kyokuto Kaihatsu Kogyo Co. Ltd.	17,700	243,112
Makita Corp.	5,800	276,441
Manitou BF SA(a)	6,888	229,290
Max Co. Ltd.	2,800	40,678
Meidensha Corp.	16,700	387,452
Metso Outotec OYJ	17,994	180,352
MINEBEA MITSUMI, Inc.	8,811	195,164
MISUMI Group, Inc.	2,900	94,317
Mitsubishi Heavy Industries Ltd.	8,800	251,993
Mitsuboshi Belting Ltd.	8,800	138,352
Miura Co. Ltd.(a)	3,300	187,545
Morgan Advanced Materials plc	109,472	438,955
Morita Holdings Corp.	2,600	41,622
Nachi-Fujikoshi Corp.	8,700	346,521
Neles OYJ	989	12,772
NFI Group, Inc.(a)	24,860	548,012
NGK Insulators Ltd.	7,900	137,936
Nikkiso Co. Ltd.(a)	31,200	299,498
Nitta Corp.	3,400	71,413
Noritake Co. Ltd.	4,400	136,377
Norma Group SE	12,892	644,981
NSK Ltd.	17,600	159,198
NTN Corp.*	174,800	460,813
Obara Group, Inc.(a)	4,400	169,788
OC Oerlikon Corp. AG (Registered)	469	4,842
Oiles Corp.	2,920	45,434
OKUMA Corp.	1,000	59,888
Organo Corp.	4,400	292,087
OSG Corp.	1,500	26,878
Palfinger AG	5,409	192,870
Pfeiffer Vacuum Technology AG	398	86,842
Rational AG	55	53,021
Rotork plc	23,256	103,981
Sandvik AB*	16,280	408,048
Schindler Holding AG	706	186,896
Sembcorp Marine Ltd.*	3,528,569	385,534
SFS Group AG	593	75,258
Shibaura Machine Co. Ltd.(a)	4,449	106,790
Shima Seiki Manufacturing Ltd.	1,300	25,579
Shinmaywa Industries Ltd.	21,400	185,189
SKF AB, Class A	2,427	67,008
SKF AB, Class B	3,728	102,659
SMC Corp.	1,100	665,705
Spirax-Sarco Engineering plc	1,437	218,640
Stabilus SA	582	43,662
Sumitomo Heavy Industries Ltd.	5,200	144,137
Tadano Ltd.(a)	8,900	86,624
Takeuchi Manufacturing Co. Ltd.(a)	4,400	99,982
Takuma Co. Ltd.(a)	4,600	97,189
Techtronic Industries Co. Ltd.	22,000	331,397
Tocalo Co. Ltd.(a)	8,200	111,688

Investments	Shares	Value ($)
Trelleborg AB, Class B*	6,432	146,428
Tsubakimoto Chain Co.	11,000	282,315
Tsugami Corp.	3,400	55,630
Tsukishima Kikai Co. Ltd.	13,200	170,335
Union Tool Co.(a)	500	16,309
Valmet OYJ	4,237	136,152
VAT Group AG(b)	660	184,141
Vesuvius plc	85,888	587,348
Volvo AB, Class A*	5,280	131,516
Volvo AB, Class B*	32,384	803,910
Wacker Neuson SE*	11,924	240,475
Wartsila OYJ Abp	8,141	80,172
Weir Group plc (The)*	3,920	102,007
Yaskawa Electric Corp.	4,400	225,264

		22,413,084

Marine - 0.2%
AP Moller - Maersk A/S, Class A	52	98,955
AP Moller - Maersk A/S, Class B(a)	104	216,086
Dfds A/S*	1,804	80,270
Golden Ocean Group Ltd.	38,940	184,935
Kawasaki Kisen Kaisha Ltd.*	1,300	22,736
Kuehne + Nagel International AG (Registered)	748	170,772
SITC International Holdings Co. Ltd.	49,000	112,612
Stolt-Nielsen Ltd.	12,056	168,303
Wallenius Wilhelmsen ASA*	71,008	177,666
Wilh Wilhelmsen Holding ASA, Class A	2,468	48,477

		1,280,812

Media - 1.1%
Ascential plc*	19,337	88,052
Cogeco, Inc.	3,080	221,745
CyberAgent, Inc.	2,200	138,058
Daily Mail & General Trust plc, Class A	6,037	63,833
Dentsu Group, Inc.	2,100	66,493
Euromoney Institutional Investor plc	4,083	53,489
Eutelsat Communications SA	9,280	110,984
Future plc	3,420	81,622
Hakuhodo DY Holdings, Inc.	7,400	107,012
Informa plc*	34,584	237,264
IPSOS	16,412	526,388
ITV plc*	91,152	132,555
JCDecaux SA*	968	18,887
Lagardere SCA*(a)	4,213	98,273
Mediaset Espana Comunicacion SA*	67,232	347,141
Mediaset SpA*(a)	113,520	294,863
Metropole Television SA*	22,704	386,715
Nine Entertainment Co. Holdings Ltd.	10,556	19,519
Nippon Television Holdings, Inc.	2,400	27,554
Pearson plc(a)	15,708	175,280
ProSiebenSat.1 Media SE*	9,500	172,662
Publicis Groupe SA	5,315	276,110

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Quebecor, Inc., Class B	4,781	114,524
RAI Way SpA(b)	8,120	50,311
Schibsted ASA, Class A*	2,349	88,929
Schibsted ASA, Class B*	2,493	80,798
SES SA, Receipts	6,561	56,115
Shaw Communications, Inc., Class B	6,862	117,854
Singapore Press Holdings Ltd.	613,900	545,853
SKY Perfect JSAT Holdings, Inc.	57,200	251,320
Storytel AB*	4,092	111,503
Stroeer SE & Co. KGaA	620	56,079
Telenet Group Holding NV	1,273	54,315
Television Francaise 1*(a)	37,972	330,306
TX Group AG(a)	1,188	94,816
Wowow, Inc.	3,630	98,538
WPP plc	31,504	331,295
Zenrin Co. Ltd.	2,400	28,196

		6,055,251

Metals & Mining - 4.9%
Acerinox SA	69,652	776,814
Agnico Eagle Mines Ltd.	2,999	209,574
Aichi Steel Corp.	6,100	177,707
Alamos Gold, Inc., Class A	3,943	31,669
Alumina Ltd.	7,644	9,941
Anglo American plc	34,672	1,149,344
Antofagasta plc	7,124	139,892
Aperam SA(a)	18,172	787,051
ArcelorMittal SA*	17,556	384,814
Asahi Holdings, Inc.	18,400	703,873
Aura Minerals, Inc.*	17,996	197,224
Aurubis AG	1,848	142,791
B2Gold Corp.	13,052	64,573
Barrick Gold Corp.	4,064	90,859
Barrick Gold Corp. - XLON	22,380	512,798
Bekaert SA	13,288	458,478
BHP Group Ltd.	48,136	1,608,773
BHP Group plc	49,984	1,380,654
BlueScope Steel Ltd.	14,740	187,621
Boliden AB	5,544	183,013
Centamin plc	110,748	174,435
Centerra Gold, Inc.	10,411	107,985
Champion Iron Ltd.*	128,876	505,277
Daido Steel Co. Ltd.(a)	2,000	81,570
Dowa Holdings Co. Ltd.	2,200	80,166
Eldorado Gold Corp.*	7,220	81,105
Endeavour Mining Corp.(a)	2,501	53,174
Eramet SA*	4,664	251,867
Evolution Mining Ltd.	35,786	129,871
Evraz plc	23,537	162,057
Ferrexpo plc	117,568	455,596
First Majestic Silver Corp.*(a)	7,676	138,624
First Quantum Minerals Ltd.	13,936	232,367
Fortescue Metals Group Ltd.	40,568	678,231
Franco-Nevada Corp.	2,575	307,057
Glencore plc*	250,360	847,109
Granges AB*	35,024	404,873
Greatland Gold plc*	392,436	132,029
Hill & Smith Holdings plc	3,264	60,598

Investments	Shares	Value ($)
Hitachi Metals Ltd.	4,740	75,563
Hochschild Mining plc	14,099	44,530
Hudbay Minerals, Inc.(a)	19,756	112,587
IAMGOLD Corp.*	214,764	729,638
IGO Ltd.	19,186	94,505
Iluka Resources Ltd.	6,916	34,226
Ivanhoe Mines Ltd., Class A*(a)	21,170	101,255
JFE Holdings, Inc.*	17,600	152,810
KAZ Minerals plc	9,460	94,181
Kinross Gold Corp.	23,033	161,012
Kirkland Lake Gold Ltd.	3,432	132,020
Kobe Steel Ltd.*	15,800	73,495
Kyoei Steel Ltd.(a)	12,700	163,519
Labrador Iron Ore Royalty Corp.(a)	27,985	697,735
Lundin Gold, Inc.*	6,342	50,788
Lundin Mining Corp.	8,112	72,392
Lynas Rare Earths Ltd.*	39,248	143,940
MAG Silver Corp.*	4,656	91,010
Mineral Resources Ltd.	1,300	34,262
Mitsubishi Materials Corp.	5,300	112,282
Mount Gibson Iron Ltd.	218,737	142,652
New Gold, Inc.*	63,184	119,696
Newcrest Mining Ltd.	10,692	206,070
Nippon Light Metal Holdings Co. Ltd.	26,400	476,080
Nippon Steel Corp.*	10,915	125,836
Norsk Hydro ASA	42,080	187,548
Northern Star Resources Ltd.	11,746	115,806
Novagold Resources, Inc.*	7,962	72,674
OceanaGold Corp.*(a)	288,728	508,543
Osaka Steel Co. Ltd.	1,000	11,490
Osisko Gold Royalties Ltd.	5,548	62,062
Outokumpu OYJ*(a)	14,960	69,919
OZ Minerals Ltd.	11,440	163,697
Pan American Silver Corp.(a)	4,082	132,195
Perseus Mining Ltd.*	23,104	20,917
Petropavlovsk plc*	1,133,396	451,350
Polymetal International plc	5,376	116,714
Pretium Resources, Inc.*	5,096	55,051
Ramelius Resources Ltd.(a)	7,332	8,607
Regis Resources Ltd.	7,828	21,802
Resolute Mining Ltd.*(a)	454,036	240,368
Rio Tinto Ltd.	9,548	808,098
Rio Tinto plc	24,552	1,884,320
Salzgitter AG*	988	25,711
Sandfire Resources Ltd.	77,088	282,717
Sandstorm Gold Ltd.*	13,772	88,942
Sanyo Special Steel Co. Ltd.*	4,800	66,800
Saracen Mineral Holdings Ltd.*	36,229	135,370
Sims Ltd.	5,980	56,113
South32 Ltd.	117,172	228,347
SSAB AB, Class A*	13,394	57,560
SSR Mining, Inc.*	8,601	151,357
St Barbara Ltd.(a)	306,324	519,410
Sumitomo Metal Mining Co. Ltd.	5,100	221,351
Teck Resources Ltd., Class B	12,320	225,289
Teranga Gold Corp.*	53,372	528,518
thyssenkrupp AG*	3,839	44,802
Toho Titanium Co. Ltd.	200	1,635

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Tokyo Steel Manufacturing Co. Ltd.(a)	35,200	247,790
Torex Gold Resources, Inc.*	40,392	532,468
Turquoise Hill Resources Ltd.*	39,732	438,546
UACJ Corp.(a)	9,600	168,810
voestalpine AG	1,880	68,794
Westgold Resources Ltd.*(a)	158,576	285,918
Wheaton Precious Metals Corp.	6,328	260,164
Yamana Gold, Inc.	24,430	114,170
Yodogawa Steel Works Ltd.	2,900	56,424

		28,061,705

Multiline Retail - 0.5%
B&M European Value Retail SA	23,980	176,238
Canadian Tire Corp. Ltd., Class A(a)	1,248	161,987
Dollarama, Inc.	4,444	173,905
Europris ASA(b)	5,876	32,619
Fuji Co. Ltd.	13,200	248,126
H2O Retailing Corp.	36,415	260,517
Harvey Norman Holdings Ltd.	5,610	22,985
Isetan Mitsukoshi Holdings Ltd.	300	1,840
Izumi Co. Ltd.	1,300	46,564
J Front Retailing Co. Ltd.	300	2,476
Lifestyle International Holdings Ltd.*	132,000	93,971
Marks & Spencer Group plc*	57,720	112,194
Marui Group Co. Ltd.	5,500	98,133
Next plc*	2,420	256,879
Pan Pacific International Holdings Corp.	11,900	267,109
Ryohin Keikaku Co. Ltd.	6,000	143,331
Seria Co. Ltd.	1,000	34,911
Takashimaya Co. Ltd.	9,100	86,224
Warehouse Group Ltd. (The)*(a)	11,552	25,809
Wesfarmers Ltd.	21,560	903,354

		3,149,172

Multi-Utilities - 0.6%
A2A SpA	75,020	122,130
ACEA SpA	1,552	30,828
AGL Energy Ltd.	12,320	108,420
Algonquin Power & Utilities Corp.	8,846	147,566
Atco Ltd., Class I	1,064	30,493
Centrica plc*(a)	173,334	123,248
E.ON SE	29,984	318,013
Engie SA*	40,656	633,218
Hera SpA(a)	30,628	107,313
Iren SpA	34,534	85,337
Keppel Infrastructure Trust	170,047	71,115
National Grid plc	59,195	690,936
REN - Redes Energeticas Nacionais SGPS SA	13,606	38,763
RWE AG	9,680	417,018
Suez SA	9,640	198,512
Telecom Plus plc	4,843	86,721
Veolia Environnement SA	8,976	240,563

		3,450,194

Oil, Gas & Consumable Fuels - 3.8%
Aker BP ASA	4,404	110,345

Investments	Shares	Value ($)
Ampol Ltd.	6,084	122,160
ARC Resources Ltd.(a)	148,632	687,632
Beach Energy Ltd.	90,532	114,263
BP plc	451,792	1,684,388
Brightoil Petroleum Holdings Ltd.*‡(d)	50,147	—
BW LPG Ltd.(b)	36,652	241,263
Cairn Energy plc	23,656	58,602
Cameco Corp.	9,372	116,724
Canadian Natural Resources Ltd.	18,172	410,966
Cenovus Energy, Inc.	32,051	189,428
China Aviation Oil Singapore Corp. Ltd.	96,000	81,742
Cosmo Energy Holdings Co. Ltd.	27,000	597,020
Crescent Point Energy Corp.(a)	227,040	625,606
Diversified Gas & Oil plc(b)	286,352	452,988
DNO ASA*(a)	22,960	18,330
Enbridge, Inc.	34,760	1,168,961
ENEOS Holdings, Inc.	74,850	302,918
Energean plc*	3,432	37,052
Eni SpA	49,720	504,501
Equinor ASA	22,924	415,036
Equital Ltd.*	8,140	199,219
Euronav NV	6,241	50,194
Galp Energia SGPS SA	7,324	73,710
Gaztransport Et Technigaz SA	660	60,458
Gibson Energy, Inc.	7,625	115,618
Hafnia Ltd.	46,860	79,552
Idemitsu Kosan Co. Ltd.	4,282	100,368
Imperial Oil Ltd.(a)	7,476	142,386
Inpex Corp.	24,000	138,689
Inter Pipeline Ltd.	11,856	119,075
Itochu Enex Co. Ltd.	17,700	170,246
Iwatani Corp.	2,197	135,562
Japan Petroleum Exploration Co. Ltd.(a)	14,900	283,213
Keyera Corp.	1,840	34,598
Koninklijke Vopak NV	1,558	78,911
Lundin Energy AB	4,170	114,330
Mitsuuroko Group Holdings Co. Ltd.	1,200	15,497
Naphtha Israel Petroleum Corp. Ltd.*	20,959	94,579
Neste OYJ	7,656	542,078
New Hope Corp. Ltd.	29,304	30,240
Oil Refineries Ltd.*	656,568	132,304
OMV AG	5,148	217,275
Origin Energy Ltd.	32,516	118,253
Parex Resources, Inc.*	52,272	791,783
Parkland Corp.	2,207	66,290
Paz Oil Co. Ltd.	3,916	388,575
Pembina Pipeline Corp.	12,848	338,537
PrairieSky Royalty Ltd.(a)	9,460	78,201
Repsol SA(a)	40,404	398,683
Royal Dutch Shell plc, Class A	95,568	1,755,911
Royal Dutch Shell plc, Class B	83,160	1,452,793
San-Ai Oil Co. Ltd.	26,100	268,242
Santos Ltd.	38,368	191,640
Seven Generations Energy Ltd., Class A*	105,424	506,715

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Suncor Energy, Inc.	24,948	417,737
TC Energy Corp.	16,060	689,067
TOTAL SE(a)	57,992	2,458,509
Tourmaline Oil Corp.(a)	3,328	47,467
United Energy Group Ltd.*(a)	198,000	30,898
Washington H Soul Pattinson & Co. Ltd.(a)	3,009	62,749
Whitehaven Coal Ltd.(a)	362,824	416,173
Woodside Petroleum Ltd.	14,125	265,191
Z Energy Ltd.*(a)	38,324	81,479

		21,692,920

Paper & Forest Products - 0.5%
Ahlstrom-Munksjo OYJ	4,545	98,397
Canfor Corp.*	23,364	431,817
Daiken Corp.	6,500	110,512
Daio Paper Corp.	3,745	67,535
Hokuetsu Corp.	66,100	280,323
Holmen AB, Class B	1,540	70,802
Metsa Board OYJ	6,595	71,109
Mondi plc	11,176	265,117
Navigator Co. SA (The)*(a)	79,552	239,107
Nippon Paper Industries Co. Ltd.(a)	3,700	45,130
Norbord, Inc.	792	34,260
Oji Holdings Corp.	26,000	156,951
Stella-Jones, Inc.	4,576	164,635
Stora Enso OYJ, Class R	10,208	186,026
Svenska Cellulosa AB SCA, Class A*(a)	3,160	56,671
Svenska Cellulosa AB SCA, Class B*	6,688	118,377
UPM-Kymmene OYJ	10,208	365,726
West Fraser Timber Co. Ltd.(a)	2,213	141,949

		2,904,444

Personal Products - 1.1%
Beiersdorf AG	1,320	144,875
Blackmores Ltd.*(a)	46	2,592
Fancl Corp.	400	14,690
Interparfums SA*	654	35,000
Jamieson Wellness, Inc.(b)	6,072	170,403
Kao Corp.	7,800	565,993
Kobayashi Pharmaceutical Co. Ltd.	1,400	157,524
Kose Corp.(a)	700	112,527
L’Occitane International SA	15,500	42,679
L’Oreal SA	3,749	1,321,307
Mandom Corp.	2,600	39,089
Milbon Co. Ltd.	1,000	65,428
Noevir Holdings Co. Ltd.	1,900	83,390
Ontex Group NV*(a)	23,804	270,831
Pola Orbis Holdings, Inc.(a)	2,000	39,983
Rohto Pharmaceutical Co. Ltd.	2,000	58,455
Shiseido Co. Ltd.	6,700	434,465
Unilever plc (Sigma X Multilateral Trading Facility)	20,736	1,207,326
Unilever plc (Chicago Board Options Exchange)	23,440	1,364,060

		6,130,617

Pharmaceuticals - 4.6%
ALK-Abello A/S*	208	81,814
Almirall SA	4,342	59,503
Aphria, Inc.*	15,976	194,471

Investments	Shares	Value ($)
Astellas Pharma, Inc.	30,600	494,680
AstraZeneca plc	22,440	2,308,322
Bausch Health Cos., Inc.*(a)	7,348	187,691
Bayer AG (Registered)	22,836	1,384,815
Canopy Growth Corp.*(a)	6,156	246,683
Chugai Pharmaceutical Co. Ltd.	9,200	480,848
COSMO Pharmaceuticals NV*	413	37,790
Cronos Group, Inc.*(a)	15,356	158,675
Daiichi Sankyo Co. Ltd.	30,300	973,872
Dechra Pharmaceuticals plc	3,080	152,514
Eisai Co. Ltd.	5,500	401,514
Faes Farma SA(a)	16,374	73,106
Financiere de Tubize SA(a)	751	72,626
GlaxoSmithKline plc	116,864	2,177,682
GW Pharmaceuticals plc*(d)	1	13
H Lundbeck A/S(a)	1,852	66,311
Haw Par Corp. Ltd.	3,200	27,006
Hikma Pharmaceuticals plc	2,900	95,535
Hisamitsu Pharmaceutical Co., Inc.(a)	1,900	113,606
Hutchison China MediTech Ltd.*	7,150	44,183
Ipsen SA	770	67,401
JCR Pharmaceuticals Co. Ltd.	2,400	79,087
Kaken Pharmaceutical Co. Ltd.	1,500	58,742
Kissei Pharmaceutical Co. Ltd.	1,400	30,823
Kyowa Kirin Co. Ltd.	4,400	130,283
Merck KGaA	2,508	419,568
Mochida Pharmaceutical Co. Ltd.	900	33,741
Nichi-iko Pharmaceutical Co. Ltd.(a)	26,400	255,691
Nippon Shinyaku Co. Ltd.	2,000	147,285
Novartis AG (Registered)	41,712	3,775,930
Novo Nordisk A/S, Class B	28,908	2,008,733
Ono Pharmaceutical Co. Ltd.	9,400	280,577
Orion OYJ, Class A	1,474	68,318
Orion OYJ, Class B	1,404	64,544
Otsuka Holdings Co. Ltd.	10,100	430,452
Recipharm AB, Class B*	5,237	144,589
Recordati Industria Chimica e Farmaceutica SpA	2,359	122,433
Roche Holding AG	11,792	4,071,395
Roche Holding AG - BR	496	175,072
Sanofi	19,360	1,814,604
Santen Pharmaceutical Co. Ltd.	8,900	147,150
Seikagaku Corp.	1,800	17,605
Shionogi & Co. Ltd.	4,100	222,437
Sosei Group Corp.*	1,200	22,580
Sumitomo Dainippon Pharma Co. Ltd.	3,600	58,352
Taisho Pharmaceutical Holdings Co. Ltd.	600	39,142
Takeda Pharmaceutical Co. Ltd.	35,217	1,243,923
Teva Pharmaceutical Industries Ltd.*	25,916	321,883
Torii Pharmaceutical Co. Ltd.	800	24,643
Towa Pharmaceutical Co. Ltd.	10,000	199,914
Tsumura & Co.	900	29,271
UCB SA	2,200	228,576
Vifor Pharma AG	837	114,034

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Virbac SA*	212	55,246
ZERIA Pharmaceutical Co. Ltd.(a)	1,800	34,231

		26,771,515

Professional Services - 1.3%
Adecco Group AG (Registered)	3,960	248,568
AF Poyry AB, Class B*	4,429	121,537
ALS Ltd.	13,503	103,291
Applus Services SA*(a)	59,004	592,109
Benefit One, Inc.	2,000	56,698
Bureau Veritas SA*	4,296	113,205
DKSH Holding AG	660	53,269
en-japan, Inc.	1,700	48,713
Experian plc	15,972	560,601
Funai Soken Holdings, Inc.	2,700	59,805
Hays plc*	34,264	66,248
Intertek Group plc	2,376	180,037
Intertrust NV*(b)	35,860	551,549
IPH Ltd.	21,158	102,758
JAC Recruitment Co. Ltd.	1,300	23,108
Meitec Corp.	1,500	78,657
Morneau Shepell, Inc.	2,428	59,548
Nihon M&A Center, Inc.	2,400	139,376
Nomura Co. Ltd.	6,000	43,383
Outsourcing, Inc.	4,800	60,198
Pagegroup plc*	20,728	128,030
Persol Holdings Co. Ltd.	5,700	106,655
Randstad NV*	2,596	162,299
Recruit Holdings Co. Ltd.	28,100	1,219,067
RELX plc	32,560	810,394
RWS Holdings plc	22,176	179,058
SGS SA (Registered)	88	267,977
SmartGroup Corp. Ltd.	54,824	296,129
SMS Co. Ltd.	3,200	118,745
Stantec, Inc.	1,027	36,499
Synergie SE*	3,124	119,174
TechnoPro Holdings, Inc.	1,900	145,002
Teleperformance	924	303,318
Thomson Reuters Corp.(a)	2,072	169,124
Wolters Kluwer NV	5,324	442,679

		7,766,808

Real Estate Management & Development - 2.8%
ADLER Group SA*(b)	25,872	781,397
Aedas Homes SA*(a)(b)	9,152	227,379
Aeon Mall Co. Ltd.	1,990	32,161
AFI Properties Ltd.*	10,620	390,715
Airport City Ltd.*	1,928	27,978
Allreal Holding AG (Registered)	366	79,898
Alrov Properties and Lodgings Ltd.*	2,548	99,655
Altus Group Ltd.	1,792	68,667
Amot Investments Ltd.	11,168	62,399
Aroundtown SA	23,027	160,467
Atrium Ljungberg AB, Class B	2,912	56,349
Azrieli Group Ltd.	1,016	62,660
Big Shopping Centers Ltd.*	16	1,722
Blue Square Real Estate Ltd.	2,385	149,058
Bukit Sembawang Estates Ltd.	70,400	214,314
CA Immobilien Anlagen AG	1,760	75,907

Investments	Shares	Value ($)
CapitaLand Ltd.	60,131	145,445
Castellum AB(a)	6,732	162,430
Catena AB	1,676	78,463
Cibus Nordic Real Estate AB	17,380	341,318
City Developments Ltd.	600	3,264
CK Asset Holdings Ltd.	66,000	331,539
CLS Holdings plc	14,403	42,424
Colliers International Group, Inc.	1,142	100,786
Corem Property Group AB, Class B	61,048	137,404
Daibiru Corp.	3,300	37,477
Daito Trust Construction Co. Ltd.	1,900	197,631
Daiwa House Industry Co. Ltd.	16,200	458,712
Deutsche EuroShop AG*	19,844	426,238
Deutsche Wohnen SE	5,720	284,084
Dios Fastigheter AB	40,744	350,434
Fabege AB	8,276	124,032
Far East Consortium International Ltd.	496,969	182,025
Fastighets AB Balder, Class B*	2,816	141,771
FastPartner AB, Class A(a)	6,642	69,924
FirstService Corp.	676	92,437
Gazit-Globe Ltd.	23,040	140,830
Gev-Yam Land Ltd.	9,800	78,542
Goldcrest Co. Ltd.	1,000	17,212
Grand City Properties SA	2,508	62,524
Great Eagle Holdings Ltd.	140,776	421,211
GuocoLand Ltd.	36,400	43,062
Henderson Land Development Co. Ltd.	33,239	135,891
Hiag Immobilien Holding AG*	355	41,302
Ho Bee Land Ltd.	78,800	141,319
Hufvudstaden AB, Class A	2,610	40,103
Hulic Co. Ltd.(a)	4,900	55,414
Hysan Development Co. Ltd.	19,000	69,224
Ichigo, Inc.	14,300	39,337
Immobel SA(a)	1,100	85,529
IMMOFINANZ AG*(a)	2,253	47,681
Intershop Holding AG	76	51,259
Israel Canada T.R Ltd.	26,616	73,356
Isras Investment Co. Ltd.	312	63,585
IWG plc*	18,668	80,340
Jeudan A/S*	560	23,051
K Wah International Holdings Ltd.	613,089	290,183
Kerry Properties Ltd.	38,500	100,050
Klovern AB, Class B	28,607	47,664
Kowloon Development Co. Ltd.	180,000	200,339
Kungsleden AB	208	2,140
LEG Immobilien AG	1,144	164,558
Lendlease Corp. Ltd.	14,937	137,640
Mega Or Holdings Ltd.	3,373	99,173
Melisron Ltd.	944	48,997
Mitsubishi Estate Co. Ltd.	20,400	321,895
Mitsui Fudosan Co. Ltd.	21,900	443,146
Mivne Real Estate KD Ltd.	14,248	34,449
Mobimo Holding AG (Registered)*	232	73,282
New World Development Co. Ltd.	33,590	156,170
Nexity SA	18,436	831,858
Nomura Real Estate Holdings, Inc.	5,800	129,301
NP3 Fastigheter AB	1,584	23,958

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Open House Co. Ltd.	4,000	161,230
OUE Ltd.	41,600	35,735
Oxley Holdings Ltd.	467,080	79,190
PATRIZIA AG	3,248	99,439
Property & Building Corp. Ltd.	480	43,804
PSP Swiss Property AG (Registered)	531	68,106
Real Matters, Inc.*	423	5,546
Relo Group, Inc.	2,270	56,460
S IMMO AG(a)	2,564	55,385
Sagax AB, Class B	3,740	74,436
Samhallsbyggnadsbolaget i Norden AB(a)	36,868	121,528
SAMTY Co. Ltd.	13,500	208,377
Savills plc*	10,452	151,134
Sella Capital Real Estate Ltd., REIT	65,936	141,704
Selvaag Bolig ASA	21,356	130,339
Sino Land Co. Ltd.	31,136	43,368
Sirius Real Estate Ltd.	94,543	123,205
St Modwen Properties plc	1,373	7,325
Starts Corp., Inc.	13,200	339,409
Sumitomo Realty & Development Co. Ltd.	11,800	356,046
Summit Real Estate Holdings Ltd.*	14,606	204,554
Sun Hung Kai Properties Ltd.	31,500	430,625
Swire Pacific Ltd., Class A	3,500	21,915
Swire Properties Ltd.	24,800	72,124
Swiss Prime Site AG (Registered)	1,314	128,062
TAG Immobilien AG*	4,270	131,662
Tokyo Tatemono Co. Ltd.	9,600	129,382
Tokyu Fudosan Holdings Corp.	20,000	112,899
Tosei Corp.	10,400	102,515
Tricon Residential, Inc.	13,948	133,207
United Industrial Corp. Ltd.	5,656	9,973
UOL Group Ltd.	15,599	86,041
Vonovia SE	9,122	611,079
Wallenstam AB, Class B	7,068	108,177
Wharf Real Estate Investment Co. Ltd.(a)	25,000	132,676
Wihlborgs Fastigheter AB	5,830	120,511
Wing Tai Holdings Ltd.	59,200	84,756
YH Dimri Construction & Development Ltd.	1,596	68,610

		16,004,673

Road & Rail - 1.5%
Aurizon Holdings Ltd.	31,840	90,388
Canadian National Railway Co.	11,528	1,168,818
Canadian Pacific Railway Ltd.	2,376	799,111
Central Japan Railway Co.	2,700	381,680
ComfortDelGro Corp. Ltd.	18,400	21,906
East Japan Railway Co.	9,000	592,292
Firstgroup plc*	532,136	524,298
Fukuyama Transporting Co. Ltd.	1,000	38,923
Hamakyorex Co. Ltd.	6,800	198,424
Hankyu Hanshin Holdings, Inc.	4,600	148,288
Hitachi Transport System Ltd.	2,700	79,431
Keikyu Corp.	1,300	20,811

Investments	Shares	Value ($)
Keio Corp.	2,800	204,594
Keisei Electric Railway Co. Ltd.	4,500	152,371
Kintetsu Group Holdings Co. Ltd.	3,900	163,532
Kyushu Railway Co.	2,100	44,028
Maruzen Showa Unyu Co. Ltd.	7,900	253,536
MTR Corp. Ltd.	25,764	150,022
Mullen Group Ltd.	36,168	292,753
Nagoya Railroad Co. Ltd.	4,400	111,791
Nankai Electric Railway Co. Ltd.	3,000	72,783
National Express Group plc*	226,688	778,843
Nikkon Holdings Co. Ltd.(a)	2,600	52,301
Nippon Express Co. Ltd.	1,600	108,659
Nishi-Nippon Railroad Co. Ltd.	1,000	27,222
Nobina AB*(b)	29,304	234,628
Odakyu Electric Railway Co. Ltd.	4,600	133,349
Sankyu, Inc.	2,333	87,798
SBS Transit Ltd.	30,400	67,576
Seibu Holdings, Inc.	2,600	23,890
Seino Holdings Co. Ltd.	7,500	96,853
Senko Group Holdings Co. Ltd.(a)	3,600	33,388
Sixt SE*	550	64,147
Sixt SE (Preference)	298	20,274
Stef SA(a)	1,320	120,275
TFI International, Inc.	3,696	245,754
Tobu Railway Co. Ltd.	4,000	112,594
Tokyu Corp.	8,900	104,391
Tonami Holdings Co. Ltd.	4,400	227,785
Trancom Co. Ltd.	600	46,822
Transport International Holdings Ltd.	105,600	197,476
West Japan Railway Co.	4,400	233,669

		8,527,474

Semiconductors & Semiconductor Equipment - 1.6%
Advantest Corp.	3,100	245,465
AIXTRON SE*	7,964	149,196
ams AG*	8,459	212,616
ASM International NV	1,012	259,666
ASM Pacific Technology Ltd.	5,000	72,932
ASML Holding NV	7,128	3,805,552
BE Semiconductor Industries NV	2,618	180,213
Dialog Semiconductor plc*	720	45,468
Disco Corp.	700	227,661
Infineon Technologies AG	22,616	910,148
Japan Material Co. Ltd.	3,900	54,610
Lasertec Corp.	1,000	134,199
Melexis NV	495	55,507
Mimasu Semiconductor Industry Co. Ltd.	200	5,123
Nordic Semiconductor ASA*	8,272	128,148
Renesas Electronics Corp.*	15,600	178,805
Rohm Co. Ltd.	2,000	202,684
SCREEN Holdings Co. Ltd.	1,800	138,918
Shinko Electric Industries Co. Ltd.	1,400	35,169
Siltronic AG	396	67,835
SOITEC*	816	164,566
STMicroelectronics NV	11,836	478,408
SUMCO Corp.	7,600	160,138
Tokyo Electron Ltd.	2,500	950,618

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Tower Semiconductor Ltd.*	3,423	99,274
Ulvac, Inc.	1,700	76,723

		9,039,642

Software - 1.2%
Altium Ltd.	1,716	40,472
Avast plc(b)	17,028	110,414
AVEVA Group plc	3,926	196,023
BlackBerry Ltd.*(a)	8,682	122,063
Blue Prism Group plc*(a)	4,832	104,108
Bravura Solutions Ltd.(a)	5,168	12,014
Constellation Software, Inc.	356	434,122
Dassault Systemes SE	2,264	453,150
Descartes Systems Group, Inc. (The)*(a)	832	50,788
Enghouse Systems Ltd.	1,300	59,757
Fuji Soft, Inc.	1,600	82,525
GB Group plc	1,064	12,507
Hilan Ltd.	1,569	72,575
IRESS Ltd.	19,140	146,852
Kinaxis, Inc.*(a)	520	72,257
Lightspeed POS, Inc.*(a)	2,184	142,124
Micro Focus International plc*	140,536	858,972
Miroku Jyoho Service Co. Ltd.	1,000	20,689
Nemetschek SE	884	62,505
Nice Ltd.*	1,189	308,567
Open Text Corp.	3,696	165,726
Oracle Corp. Japan	800	94,369
Sage Group plc (The)	16,500	133,636
SAP SE	18,392	2,341,697
SimCorp A/S	1,100	143,205
Sinch AB*(b)	780	115,354
Software AG	1,320	53,659
Systena Corp.	5,200	97,995
TeamViewer AG*(b)	2,080	107,928
Technology One Ltd.	7,884	52,203
Temenos AG (Registered)(a)	765	97,044
Topicus.com, Inc.*(d)	662	2,494
Trend Micro, Inc.	2,500	137,065
Vitec Software Group AB, Class B	4,356	156,607
WiseTech Global Ltd.	4,953	118,870

		7,180,336

Specialty Retail - 1.8%
ABC-Mart, Inc.	700	39,782
Alpen Co. Ltd.	200	4,308
Arcland Sakamoto Co. Ltd.	16,700	236,076
Aritzia, Inc.*	2,860	59,553
AT-Group Co. Ltd.	10,400	144,037
Autobacs Seven Co. Ltd.	2,100	28,844
Bic Camera, Inc.(a)	4,100	44,252
Bilia AB, Class A	36,564	456,032
CECONOMY AG*	64,548	416,015
Clas Ohlson AB, Class B*	13,508	123,396
DCM Holdings Co. Ltd.	2,400	24,276
Delek Automotive Systems Ltd.	17,264	173,151
Dixons Carphone plc*	410,916	620,133
Dufry AG (Registered)*(a)	1,188	64,208
Dunelm Group plc*	2,604	41,336
Eagers Automotive Ltd.(a)	4,180	42,719

Investments	Shares	Value ($)
EDION Corp.	30,800	301,837
Fast Retailing Co. Ltd.	1,100	943,713
Fenix Outdoor International AG*	369	47,927
Fielmann AG*	607	52,764
Fnac Darty SA*	8,932	503,726
Fox Wizel Ltd.	855	79,619
GrandVision NV(b)	1,506	44,826
Hennes & Mauritz AB, Class B*	11,440	245,813
Hikari Tsushin, Inc.	600	125,909
Hornbach Baumarkt AG	3,608	152,322
Hornbach Holding AG & Co. KGaA	3,784	358,580
IDOM, Inc.	20,800	120,991
Industria de Diseno Textil SA	17,072	507,941
JB Hi-Fi Ltd.(a)	2,881	114,435
JD Sports Fashion plc*	8,827	90,546
JINS Holdings, Inc.	900	58,455
Joshin Denki Co. Ltd.	8,800	230,139
Joyful Honda Co. Ltd.	2,000	26,515
Kathmandu Holdings Ltd.*	266,816	248,060
Kingfisher plc*	45,013	171,651
Kohnan Shoji Co. Ltd.(a)	13,200	359,456
Kojima Co. Ltd.	13,200	78,044
K’s Holdings Corp.	6,100	82,677
Leon’s Furniture Ltd.	12,116	195,381
Luk Fook Holdings International Ltd.	148,672	322,506
Mekonomen AB*	16,060	181,025
Nafco Co. Ltd.	4,400	83,045
Nick Scali Ltd.	30,272	239,230
Nishimatsuya Chain Co. Ltd.(a)	1,300	17,471
Nitori Holdings Co. Ltd.	1,600	317,723
PAL GROUP Holdings Co. Ltd.(a)	8,800	126,333
Pets at Home Group plc	11,308	62,516
Premier Investments Ltd.	6,508	111,999
Super Retail Group Ltd.	5,324	45,995
T-Gaia Corp.(a)	9,800	182,717
United Arrows Ltd.	8,800	132,637
USS Co. Ltd.	1,000	19,676
Vivo Energy plc(b)	154,220	164,126
Watches of Switzerland Group plc*(c)	10,868	95,513
WH Smith plc*	3,950	82,989
World Co. Ltd.(a)	9,000	104,446
Yamada Holdings Co. Ltd.	7,800	39,710
Yellow Hat Ltd.	17,800	284,950

		10,274,052

Technology Hardware, Storage & Peripherals - 0.4%
Brother Industries Ltd.	7,400	164,405
Canon, Inc.(a)	16,800	368,189
Eizo Corp.	1,400	50,146
Elecom Co. Ltd.	800	37,939
FUJIFILM Holdings Corp.	6,700	383,141
Konica Minolta, Inc.(a)	18,900	81,778
Logitech International SA (Registered)	3,109	324,530
MCJ Co. Ltd.	30,800	295,070
Ricoh Co. Ltd.	16,600	125,259

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Riso Kagaku Corp.(a)	1,700	22,424
Seiko Epson Corp.	8,300	140,560
Toshiba TEC Corp.	1,100	40,871
Wacom Co. Ltd.	13,200	118,011

		2,152,323

Textiles, Apparel & Luxury Goods - 1.8%
adidas AG*	3,036	966,370
Asics Corp.(a)	5,200	91,439
Brunello Cucinelli SpA*(a)	1,368	54,912
Burberry Group plc*	7,700	181,708
Canada Goose Holdings, Inc.*(a)	1,100	36,829
Chow Sang Sang Holdings International Ltd.	196,000	235,842
Cie Financiere Richemont SA (Registered)	8,888	828,055
Coats Group plc*	98,856	83,486
Crystal International Group Ltd.(b)	397,500	118,934
Delta Galil Industries Ltd.	4,626	109,474
Descente Ltd.*	2,400	38,787
EssilorLuxottica SA - IM	2,578	370,360
EssilorLuxottica SA - MO	1,910	271,494
Gildan Activewear, Inc.(a)	2,703	67,604
Goldwin, Inc.(a)	1,900	114,514
Gunze Ltd.	700	22,298
Hermes International	529	541,524
HUGO BOSS AG	1,980	70,722
Japan Wool Textile Co. Ltd. (The)	24,400	221,871
Kering SA	1,232	810,643
Kurabo Industries Ltd.	6,800	116,781
LVMH Moet Hennessy Louis Vuitton SE(a)	4,488	2,716,966
Moncler SpA*	3,061	173,334
Pacific Textiles Holdings Ltd.	308,000	191,461
Pandora A/S	1,848	179,065
Puma SE*	1,760	172,726
Samsonite International SA*(a)(b)	593,400	857,133
Seiko Holdings Corp.	13,500	181,298
Seiren Co. Ltd.	25,600	386,830
Stella International Holdings Ltd.	110,500	131,109
Swatch Group AG (The)(a)	364	105,157
Swatch Group AG (The) (Registered)	8	452
Tod’s SpA*(a)	245	7,691
Wacoal Holdings Corp.	1,500	29,873
Yondoshi Holdings, Inc.(a)	1,400	25,581
Yue Yuen Industrial Holdings Ltd.	22,000	48,007

		10,560,330

Thrifts & Mortgage Finance - 0.6%
Aareal Bank AG	24,552	561,964
Deutsche Pfandbriefbank AG*(b)	59,004	582,074
Equitable Group, Inc.	4,532	366,903
Home Capital Group, Inc.*	22,616	534,307
OSB Group plc*	145,376	818,484
Paragon Banking Group plc	101,332	631,180

		3,494,912

Tobacco - 0.6%
British American Tobacco plc	52,756	1,925,214
Imperial Brands plc	24,376	492,055

Investments	Shares	Value ($)
Japan Tobacco, Inc.	26,400	523,865
Scandinavian Tobacco Group A/S(a)(b)	20,153	366,388
Swedish Match AB	3,300	255,901

		3,563,423

Trading Companies & Distributors - 1.6%
AddTech AB, Class B	2,196	29,261
Advan Co. Ltd.	1,200	12,574
Ashtead Group plc	6,424	325,776
Beijer Ref AB	780	32,546
Brenntag AG	2,205	173,429
Bunzl plc	5,984	193,105
Electrocomponents plc	2,548	30,703
Ferguson plc	3,564	416,095
Finning International, Inc.	4,111	85,924
Grafton Group plc	11,760	139,930
Hanwa Co. Ltd.	13,000	335,260
Howden Joinery Group plc*	15,972	147,388
IMCD NV	1,360	168,944
Inaba Denki Sangyo Co. Ltd.	19,200	448,388
Inabata & Co. Ltd.	13,000	182,530
Indutrade AB*	6,594	135,987
ITOCHU Corp.(a)	31,900	913,322
Japan Pulp & Paper Co. Ltd.(a)	5,900	200,057
Kanamoto Co. Ltd.	14,323	306,311
Kanematsu Corp.	30,800	388,034
Marubeni Corp.	47,000	311,687
Mitsubishi Corp.	30,800	778,862
Mitsui & Co. Ltd.	36,000	665,877
MonotaRO Co. Ltd.	2,800	140,408
Nagase & Co. Ltd.	4,900	70,204
Nippon Steel Trading Corp.	5,000	171,212
Nishio Rent All Co. Ltd.	9,900	205,858
Reece Ltd.	5,999	73,690
Rexel SA*	4,641	70,846
Richelieu Hardware Ltd.(a)	1,340	39,305
Russel Metals, Inc.(a)	21,692	389,877
Seven Group Holdings Ltd.	104	1,787
Sojitz Corp.(a)	43,300	100,087
Sumitomo Corp.	24,200	320,602
Toromont Industries Ltd.(a)	2,360	158,583
Toyota Tsusho Corp.	5,300	206,796
Travis Perkins plc*	8,632	159,962
Yamazen Corp.	33,000	309,212
Yuasa Trading Co. Ltd.	8,800	275,276

		9,115,695

Transportation Infrastructure - 0.4%
Aena SME SA*(b)	1,100	170,122
Aeroports de Paris*	555	64,056
ASTM SpA*	1,668	37,206
Atlantia SpA*	10,824	172,332
Atlas Arteria Ltd.	25,621	124,433
Auckland International Airport Ltd.*	22,876	122,826
Enav SpA(b)	12,657	53,789
Flughafen Zurich AG (Registered)*(a)	320	52,914

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Fraport AG Frankfurt Airport Services Worldwide*	890	48,419
Getlink SE*	8,876	137,166
Hamburger Hafen und Logistik AG	1,220	26,383
James Fisher & Sons plc	1,322	18,154
Kamigumi Co. Ltd.	800	14,090
Port of Tauranga Ltd.	5,225	28,393
Qube Holdings Ltd.	55,759	121,926
SATS Ltd.*	19,000	55,120
Signature Aviation plc*	24,573	138,686
Sumitomo Warehouse Co. Ltd. (The)	20,800	253,705
Sydney Airport*	7,964	34,951
Transurban Group	45,276	459,931
Westshore Terminals Investment Corp.(a)	16,456	206,239

		2,340,841

Water Utilities - 0.1%
Pennon Group plc	4,356	55,917
Severn Trent plc	5,280	167,631
United Utilities Group plc	11,220	142,086

		365,634

Wireless Telecommunication Services - 1.0%
1&1 Drillisch AG	987	24,042
Airtel Africa plc(a)(b)	34,804	37,995
Cellcom Israel Ltd.*	33,968	141,875
Freenet AG	2,198	45,997
KDDI Corp.	37,000	1,088,142
Millicom International Cellular SA, SDR*(a)	1,924	72,220
Orange Belgium SA	11,176	302,104
Rogers Communications, Inc., Class B	6,820	308,100
Softbank Corp.(a)	35,300	464,283
SoftBank Group Corp.	27,882	2,159,294
StarHub Ltd.	17,700	17,072
Tele2 AB, Class B	11,244	155,894
VEON Ltd.(a)	19,670	31,687
Vodafone Group plc	600,468	1,029,384

		5,878,089

TOTAL COMMON STOCKS (Cost $481,794,028)		562,547,328

Investments	Shares	Value ($)
CLOSED END FUNDS - 0.0%(f)

Equity Real Estate Investment Trusts (REITs) - 0.0%(f)
UK Commercial Property REIT Ltd.	18,880	16,955

Independent Power and Renewable Electricity Producers - 0.0%(f)
Renewables Infrastructure Group Ltd. (The)	57,872	100,927

TOTAL CLOSED END FUNDS (Cost $108,261)		117,882

Investments	Number of Warrants	Value ($)
WARRANTS - 0.0%(f)

Textiles, Apparel & Luxury Goods - 0.0%(f)
Cie Financiere Richemont SA, expiring 11/22/2023, price 67.00 CHF* (Cost $–)	16,100	5,249

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(f)

Construction & Engineering - 0.0%(f)
ACS Actividades de Construccion y Servicios SA, expiring 2/5/2021, price 0.45 EUR*(a)	7,727	3,811

Entertainment - 0.0%(f)
Modern Times Group MTG AB, expiring 2/10/2021, price 90.00 SEK*	416	778

TOTAL RIGHTS (Cost $4,015)		4,589

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(g) - 1.7%

REPURCHASE AGREEMENTS - 1.7%
Citigroup Global Markets, Inc., 0.04%, dated 1/31/2021, due 2/1/2021, repurchase price $5,426,857, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 7.63%, maturing 4/15/2021 - 2/28/2025; total market value $5,485,524	5,426,851	5,426,851
Deutsche Bank AG, London Branch, 0.20%, dated 1/31/2021, due 2/1/2021, repurchase price $3,500,019, collateralized by various Foreign Government Fixed Income Securities, 1.63%, maturing 2/15/2023; Corporate Bonds, 0.50%, maturing 5/27/2025; total market value $3,555,103	3,500,000	3,500,000

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
NBC Global Finance Ltd., 0.19%, dated 1/31/2021, due 2/1/2021, repurchase price $800,004, collateralized by various U.S. Treasury Securities, ranging from 1.63% - 3.63%, maturing 5/31/2022 - 2/15/2047; Common Stocks; total market value $876,663	800,000	800,000

		9,726,851

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $9,726,851)		9,726,851

Total Investments - 99.2% (Cost $491,633,155)		572,401,899
Other assets less liabilities - 0.8%		4,747,576

Net Assets - 100.0%		577,149,475

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)

The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $45,350,762, collateralized in the form of cash with a value of $9,726,851 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $20,842,130 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.25%, and maturity dates ranging from February 4, 2021 – August 15, 2050 and $20,395,120 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from March 1, 2021 – September 20, 2117; a total value of $50,964,101.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(d)

Security fair valued as of January 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2021 amounted to $19,150, which represents approximately 0.00% of net assets of the Fund.

(e)	Amount represents less than one share.
(f)	Represents less than 0.05% of net assets.
(g)	The security was purchased with cash collateral held from securities on loan at January 31, 2021. The total value of securities purchased was $9,726,851.

Percentages shown are based on Net Assets.

Abbreviations

CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CHF	Swiss Franc
CVA	Dutch Certification
DI	Depositary Interest
EUR	Euro
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt
SEK	Swedish Krona

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open futures contracts as of January 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	111	03/19/2021	EUR	$4,690,219	$(49,967)
FTSE 100 Index	30	03/19/2021	GBP	2,620,477	(54,684)
Hang Seng Index	2	02/25/2021	HKD	365,225	(19,032)
S&P/TSX 60 Index	11	03/18/2021	CAD	1,761,963	(25,404)
SGX Nikkei 225 Index	26	03/11/2021	JPY	3,430,823	114,817
SPI 200 Index	7	03/18/2021	AUD	878,252	(6,513)

					$(40,783)

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2021:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	568,763	Toronto-Dominion Bank (The)	USD	429,225	03/17/2021	$7,272
EUR	1,617,687	Toronto-Dominion Bank (The)	USD	1,965,576	03/17/2021	1,642
GBP	650,336	Morgan Stanley	USD	860,550	03/17/2021	32,699
NOK	1,450,557	JPMorgan Chase Bank	USD	164,636	03/17/2021	4,947
SEK	554,576	Toronto-Dominion Bank (The)	USD	65,671	03/17/2021	932
USD	519,588	Toronto-Dominion Bank (The)	CHF	460,788	03/17/2021	967
USD	438,402	Morgan Stanley	DKK	2,660,000	03/17/2021	3,550
USD	847,074	Toronto-Dominion Bank (The)	EUR	690,000	03/17/2021	7,987
USD	220,273	Toronto-Dominion Bank (The)	HKD	1,707,402	03/17/2021	61
USD	805,993	Toronto-Dominion Bank (The)	JPY	82,920,000	03/17/2021	13,651

Total unrealized appreciation						$73,708

CAD	604,150	Morgan Stanley	USD	473,296	03/17/2021	$(308)
EUR	390,000	Morgan Stanley	USD	478,290	03/17/2021	(4,023)
ILS	796,970	UBS AG	USD	245,553	03/17/2021	(2,026)
JPY	332,580,889	Morgan Stanley	USD	3,217,081	03/17/2021	(39,102)
USD	1,347	Toronto-Dominion Bank (The)	DKK	8,253	03/17/2021	(2)
USD	503,065	BNP Paribas SA	NZD	711,055	03/17/2021	(9,396)
USD	221,715	UBS AG	SGD	296,100	03/17/2021	(1,396)

Total unrealized depreciation						$(56,253)

Net unrealized appreciation						$17,455

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2021:

Australia	5.7%
Austria	0.4
Belgium	1.2
Canada	9.2
Denmark	1.9
Finland	0.9
France	7.0
Germany	6.5
Hong Kong	2.8
Ireland	0.4
Israel	1.4
Italy	2.4
Japan	26.0
Netherlands	2.8
New Zealand	0.4
Norway	1.1
Portugal	0.2
Singapore	1.4
Spain	2.5
Sweden	3.7
Switzerland	5.5
United Kingdom	14.1
Other[1]	2.5

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.2%
Aerospace & Defense - 0.2%
AECC Aviation Power Co. Ltd., Class A	4,700	43,350
Aselsan Elektronik Sanayi ve Ticaret A/S	21,402	50,730
AVIC Xi’an Aircraft Industry Group Co. Ltd., Class A	4,700	22,639
AviChina Industry & Technology Co. Ltd., Class H(a)	94,000	70,435
Bharat Electronics Ltd.	17,280	30,801
China Aerospace Times Electronics Co. Ltd., Class A	14,100	14,535
Hanwha Aerospace Co. Ltd.*	899	32,670
Hindustan Aeronautics Ltd.(b)	2,256	28,611
Korea Aerospace Industries Ltd.*	1,458	40,471
LIG Nex1 Co. Ltd.*	5,224	173,495
United Aircraft Corp. PJSC*^	25,155,036	138,693

		646,430

Air Freight & Logistics - 0.3%
Agility Public Warehousing Co. KSC	45,167	111,724
Hanjin Transportation Co. Ltd.*	4,277	167,853
Hyundai Glovis Co. Ltd.	658	111,765
Kerry TJ Logistics Co. Ltd.	4,000	5,878
SF Holding Co. Ltd., Class A	4,700	72,012
Sinotrans Ltd., Class A	23,500	13,967
Sinotrans Ltd., Class H	83,000	27,939
STO Express Co. Ltd., Class A	4,700	6,613
YTO Express Group Co. Ltd., Class A	4,700	8,300
ZTO Express Cayman, Inc., ADR	9,165	303,178

		829,229

Airlines - 0.8%
Aeroflot PJSC*	470,799	436,913
Air Arabia PJSC	8	3
Air China Ltd., Class A	23,600	26,300
Air China Ltd., Class H(a)	2,000	1,390
AirAsia Group Bhd.*	641,600	110,306
Asiana Airlines, Inc.*	16,662	218,218
Azul SA (Preference)*	127,600	942,787
China Airlines Ltd.*	87,000	34,176
China Eastern Airlines Corp. Ltd., Class A	14,300	10,159
China Southern Airlines Co. Ltd., Class A*	14,100	12,723
Eva Airways Corp.	74,798	33,523
Hanjin Kal Corp.*	273	14,887
InterGlobe Aviation Ltd.*(b)	2,739	58,104
Jeju Air Co. Ltd.*	5,781	102,586
Korean Air Lines Co. Ltd.*	3,419	87,722
Pegasus Hava Tasimaciligi A/S*	15,845	153,272

Investments	Shares	Value ($)
Turk Hava Yollari AO*	6,016	9,982

		2,253,051

Auto Components - 1.4%
Balkrishna Industries Ltd.	938	20,420
Bharat Forge Ltd.	5,654	45,241
Bosch Ltd.	208	43,697
Cheng Shin Rubber Industry Co. Ltd.	47,000	67,053
Endurance Technologies Ltd.(b)	1,456	27,632
Exide Industries Ltd.	5,676	15,054
Fuyao Glass Industry Group Co. Ltd., Class A	4,700	42,920
Fuyao Glass Industry Group Co. Ltd., Class H(b)	8,400	58,500
Hankook & Co. Co Ltd.*	907	12,852
Hankook Tire & Technology Co. Ltd.*	2,392	87,995
Hanon Systems	4,849	72,393
Hota Industrial Manufacturing Co. Ltd.	134	550
Huayu Automotive Systems Co. Ltd., Class A	9,400	43,488
Hyundai Mobis Co. Ltd.*	2,021	573,634
Hyundai Wia Corp.*	7,429	603,033
Kumho Tire Co., Inc.*	3,552	11,987
Mando Corp.*	1,363	84,319
Minth Group Ltd.	12,000	55,018
Motherson Sumi Systems Ltd.	24,184	48,046
MRF Ltd.	38	43,786
Nan Kang Rubber Tire Co. Ltd.	14,000	18,898
Nexen Tire Corp.*	16,183	89,986
Nexteer Automotive Group Ltd.	376,000	607,120
Ningbo Joyson Electronic Corp., Class A	4,700	19,394
S&T Motiv Co. Ltd.	3,382	218,896
Sri Trang Agro-Industry PCL, NVDR	28,200	28,266
Sundram Fasteners Ltd.	3,224	24,715
Tianneng Power International Ltd.(a)	330,000	652,012
Tong Yang Industry Co. Ltd.	188,000	240,686
Weifu High-Technology Group Co. Ltd., Class A	4,700	16,652

		3,874,243

Automobiles - 2.8%
Astra International Tbk. PT	639,200	277,913
BAIC Motor Corp. Ltd., Class H(b)	708,000	250,188
Bajaj Auto Ltd.	1,105	60,669
Brilliance China Automotive Holdings Ltd.	94,000	73,950
BYD Co. Ltd., Class A	2,400	91,753
BYD Co. Ltd., Class H(a)	9,500	290,862
China Motor Corp.*	99,400	164,883
Chongqing Changan Automobile Co. Ltd., Class A*	9,400	25,083

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Dongfeng Motor Group Co. Ltd., Class H	1,134,000	1,121,737
DRB-Hicom Bhd.	9,600	4,203
Eicher Motors Ltd.	2,370	89,145
Ford Otomotiv Sanayi A/S	1,797	35,430
Geely Automobile Holdings Ltd.	188,000	687,375
Great Wall Motor Co. Ltd., Class A	4,700	30,495
Great Wall Motor Co. Ltd., Class H(a)	47,000	147,295
Guangzhou Automobile Group Co. Ltd., Class H(a)	94,000	85,710
Hero MotoCorp Ltd.	1,927	85,998
Hyundai Motor Co.	4,484	917,965
Hyundai Motor Co. (2nd Preference)	1,316	121,176
Hyundai Motor Co. (3rd Preference)	54	4,827
Hyundai Motor Co. (Preference)	752	75,966
Kia Motors Corp.	8,378	617,902
Mahindra & Mahindra Ltd.	14,852	152,591
Maruti Suzuki India Ltd.	2,115	208,910
NIO, Inc., ADR*	18,900	1,077,300
Niu Technologies, ADR*	564	24,664
Oriental Holdings Bhd.	130,900	169,676
SAIC Motor Corp. Ltd., Class A	23,500	79,803
Sanyang Motor Co. Ltd.	282,000	317,222
Tata Motors Ltd.*	49,772	179,209
Tata Motors Ltd., Class A*	13,101	18,756
Tofas Turk Otomobil Fabrikasi A/S	6,639	32,929
TVS Motor Co. Ltd.	3,564	27,389
UMW Holdings Bhd.	114,800	81,787
XPeng, Inc., ADR*(a)	2,115	101,901
Yadea Group Holdings Ltd.(b)	16,000	41,683
Yulon Motor Co. Ltd.*	26,986	39,415

		7,813,760

Banks - 13.9%
Absa Group Ltd.	23,071	175,111
Abu Dhabi Commercial Bank PJSC	93,382	163,723
Abu Dhabi Islamic Bank PJSC	19,571	26,694
AFFIN Bank Bhd.	134,710	54,650
Agricultural Bank of China Ltd., Class A	433,500	211,355
Agricultural Bank of China Ltd., Class H	940,000	339,444
Akbank T.A.S.*	72,533	63,405
Akbank T.A.S., ADR*	20,016	35,829
Al Khalij Commercial Bank PQSC	790,000	442,409
Al Rajhi Bank	17,412	338,886
Alinma Bank*	17,860	77,806
Alliance Bank Malaysia Bhd.*	495,300	303,858
Alpha Bank AE*	573,371	525,924
AMMB Holdings Bhd.	70,500	53,714
AU Small Finance Bank Ltd.*(b)	2,288	27,361
Axis Bank Ltd.*	34,780	316,004
Banco Bradesco SA*	42,551	168,653
Banco Bradesco SA (Preference)*	141,200	639,826
Banco de Bogota SA	4,042	94,682
Banco de Chile	1,317,128	134,720

Investments	Shares	Value ($)
Banco de Credito e Inversiones SA	1,037	43,617
Banco del Bajio SA*(b)	326,600	399,862
Banco do Brasil SA*	47,000	291,482
Banco do Estado do Rio Grande do Sul SA (Preference), Class B	85,600	211,188
Banco Inter SA*	2,400	58,135
Banco Santander Chile	1,814,341	92,169
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand*(a)	11,800	11,874
Bancolombia SA	9,756	83,849
Bancolombia SA (Preference)	15,490	137,133
Bandhan Bank Ltd.*(b)	12,300	52,169
Bangkok Bank PCL, NVDR	18,800	71,293
Bank Al Habib Ltd.	446,500	209,998
Bank AlBilad	7,473	55,289
Bank Al-Jazira	12,573	45,388
Bank Central Asia Tbk. PT	173,400	417,742
Bank Handlowy w Warszawie SA*	13,771	143,658
Bank Mandiri Persero Tbk. PT	611,000	286,338
Bank Millennium SA*	273,461	288,214
Bank Negara Indonesia Persero Tbk. PT	267,900	105,976
Bank of Ayudhya PCL, NVDR	56,400	56,061
Bank of Baroda*	41,116	38,349
Bank of Beijing Co. Ltd., Class A	65,800	48,173
Bank of Changsha Co. Ltd., Class A	9,400	14,564
Bank of Chengdu Co. Ltd., Class A	18,800	30,321
Bank of China Ltd., Class A	239,700	117,609
Bank of China Ltd., Class H	2,397,000	813,030
Bank of Chongqing Co. Ltd., Class H	235,000	148,810
Bank of Communications Co. Ltd., Class A	112,800	77,868
Bank of Communications Co. Ltd., Class H	706,000	382,416
Bank of Hangzhou Co. Ltd., Class A	18,800	42,775
Bank of India*	159,377	108,785
Bank of Jiangsu Co. Ltd., Class A	48,880	41,762
Bank of Nanjing Co. Ltd., Class A	37,600	46,558
Bank of Ningbo Co. Ltd., Class A	18,800	111,971
Bank of Shanghai Co. Ltd., Class A	42,300	53,032
Bank of the Philippine Islands	52,640	86,991
Bank of Zhengzhou Co. Ltd., Class A	51,700	30,248
Bank Pan Indonesia Tbk. PT*	1,626,200	115,909
Bank Polska Kasa Opieki SA*	5,076	86,935
Bank Rakyat Indonesia Persero Tbk. PT	1,656,600	493,556
Bank Tabungan Negara Persero Tbk. PT	1,790,100	200,318
Banque Saudi Fransi	16,732	150,112
BDO Unibank, Inc.	49,820	104,351
BIMB Holdings Bhd.	15,880	15,713
BNK Financial Group, Inc.*	11,562	56,952
BOC Hong Kong Holdings Ltd.	117,500	351,567
Canara Bank*	140,057	253,393

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Capitec Bank Holdings Ltd.*	1,338	123,294
Chang Hwa Commercial Bank Ltd.	108,517	64,136
China Bohai Bank Co. Ltd., Class H*(b)	117,500	63,494
China CITIC Bank Corp. Ltd., Class H	423,000	187,664
China Construction Bank Corp., Class A	28,200	29,506
China Construction Bank Corp., Class H	3,112,000	2,359,932
China Everbright Bank Co. Ltd., Class A	112,800	70,710
China Everbright Bank Co. Ltd., Class H	141,000	58,009
China Merchants Bank Co. Ltd., Class A	56,400	446,081
China Merchants Bank Co. Ltd., Class H	117,500	902,407
China Minsheng Banking Corp. Ltd., Class A	108,100	85,499
China Minsheng Banking Corp. Ltd., Class H(a)	188,000	107,652
China Zheshang Bank Co. Ltd., Class A	47,000	28,662
Chong Hing Bank Ltd.	94,000	115,169
Chongqing Rural Commercial Bank Co. Ltd., Class A	18,800	12,076
Chongqing Rural Commercial Bank Co. Ltd., Class H	94,000	40,491
CIMB Group Holdings Bhd.	233,200	221,518
City Union Bank Ltd.	9,675	22,444
Commercial Bank PSQC (The)	67,333	79,113
Commercial International Bank Egypt SAE	49,522	198,529
Credicorp Ltd.	2,115	317,948
Credit Agricole Egypt SAE	56,543	101,137
Credit Bank of Moscow PJSC*	3,999,090	327,027
CTBC Financial Holding Co. Ltd.	658,000	446,460
DGB Financial Group, Inc.*	75,751	431,373
Doha Bank QPSC*	41,736	26,387
Dubai Islamic Bank PJSC	70,500	96,734
E.Sun Financial Holding Co. Ltd.	188,645	158,987
Emirates NBD Bank PJSC	42,894	137,797
Eurobank Ergasias Services and Holdings SA*	94,564	63,118
Far Eastern International Bank	57,000	20,864
Federal Bank Ltd.*	666,357	660,329
First Abu Dhabi Bank PJSC	131,976	539,667
First Financial Holding Co. Ltd.	337,473	243,441
Grupo Aval Acciones y Valores SA (Preference)	143,679	46,731
Grupo Elektra SAB de CV(a)	1,175	80,528
Grupo Financiero Banorte SAB de CV, Class O*	75,200	377,683
Grupo Financiero Inbursa SAB de CV, Class O*	61,100	55,228
Habib Bank Ltd.	32,200	28,591
Hana Financial Group, Inc.	9,588	279,857
Hong Leong Bank Bhd.	23,500	100,336

Investments	Shares	Value ($)
Hong Leong Financial Group Bhd.	5,000	20,235
Hua Nan Financial Holdings Co. Ltd.	145,166	88,906
Huaxia Bank Co. Ltd., Class A	47,000	44,375
Huishang Bank Corp. Ltd., Class H(a)	421,000	141,169
ICICI Bank Ltd.*	73,623	541,880
IDFC First Bank Ltd.*	42,452	27,463
Industrial & Commercial Bank of China Ltd., Class A	272,600	214,762
Industrial & Commercial Bank of China Ltd., Class H	2,347,000	1,498,307
Industrial Bank Co. Ltd., Class A	51,700	184,849
Industrial Bank of Korea	9,353	65,469
ING Bank Slaski SA*	707	32,505
Intercorp Financial Services, Inc.(b)	1,040	32,864
Itau CorpBanca Chile SA	1,015,777	3,469
Itau Unibanco Holding SA (Preference)	150,400	780,683
Itausa SA	24,609	52,375
Itausa SA (Preference)	159,800	310,541
JB Financial Group Co. Ltd.*	71,456	330,898
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	6,700	7,197
Kasikornbank PCL, NVDR	40,000	169,729
KB Financial Group, Inc.	11,852	426,994
Kiatnakin Phatra Bank PCL, NVDR	20,800	38,570
King’s Town Bank Co. Ltd.	47,000	63,696
Komercni banka A/S*	2,394	73,303
Kotak Mahindra Bank Ltd.*	15,604	366,350
Krung Thai Bank PCL, NVDR	136,300	52,371
Kuwait Finance House KSCP	77,550	183,118
Kuwait International Bank KSCP	356,683	247,369
Malayan Banking Bhd.	197,182	380,950
Malaysia Building Society Bhd.	1,204,717	177,318
Masraf Al Rayan QSC	54,081	65,206
mBank SA*	532	27,978
MCB Bank Ltd.	16,300	19,607
Meezan Bank Ltd.	164,500	114,659
Mega Financial Holding Co. Ltd.	141,000	141,743
Metropolitan Bank & Trust Co.	38,560	36,092
Moneta Money Bank A/S*(b)	194,521	663,817
National Bank of Greece SA*	249,025	590,256
National Bank of Kuwait SAKP	107,912	311,120
National Bank of Pakistan*	282,000	74,179
National Commercial Bank	40,749	468,248
Nedbank Group Ltd.	13,677	111,206
OTP Bank Nyrt.*	7,050	323,952
Philippine National Bank*	264,800	140,450
Ping An Bank Co. Ltd., Class A	47,000	167,971
Postal Savings Bank of China Co. Ltd., Class H(b)	235,000	167,904
Powszechna Kasa Oszczednosci Bank Polski SA*	29,691	230,545
Public Bank Bhd.	470,000	487,149
Qatar International Islamic Bank QSC	9,789	23,928
Qatar Islamic Bank SAQ	17,797	81,140

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Qatar National Bank QPSC	60,301	298,275
Qingdao Rural Commercial Bank Corp., Class A	18,800	13,182
RBL Bank Ltd.(b)	200,926	588,788
RHB Bank Bhd.	64,000	80,742
Riyad Bank	45,836	260,785
Samba Financial Group	28,900	232,310
Santander Bank Polska SA*	1,005	49,016
Saudi British Bank (The)	9,964	71,195
Saudi Investment Bank (The)*	5,844	24,867
Sberbank of Russia PJSC	337,460	1,155,807
Sberbank of Russia PJSC (Preference)	33,948	107,175
Security Bank Corp.	137,200	370,703
Shanghai Commercial & Savings Bank Ltd. (The)	123,568	165,037
Shanghai Pudong Development Bank Co. Ltd., Class A	89,300	137,665
Shengjing Bank Co. Ltd., Class H*(b)	211,500	194,347
Shinhan Financial Group Co. Ltd.	15,774	432,213
Siam Commercial Bank PCL (The), NVDR	52,000	163,749
SinoPac Financial Holdings Co. Ltd.	329,000	128,651
Standard Bank Group Ltd.	43,962	367,701
State Bank of India*	61,053	236,062
Taichung Commercial Bank Co. Ltd.	83,794	31,869
Taishin Financial Holding Co. Ltd.	404,422	180,529
Taiwan Business Bank	117,035	38,033
Taiwan Cooperative Financial Holding Co. Ltd.	138,020	94,387
Thanachart Capital PCL, NVDR	250,200	269,594
Tisco Financial Group PCL, NVDR	9,900	30,514
TMB Bank PCL, NVDR	1,603,100	58,918
Turkiye Garanti Bankasi A/S*	76,563	97,664
Turkiye Halk Bankasi A/S*	28,578	20,596
Turkiye Is Bankasi A/S, Class C*	60,301	50,729
Turkiye Vakiflar Bankasi TAO, Class D*	51,728	30,689
Union Bank of India*	303,479	129,153
Union Bank of Taiwan	116,946	43,016
United Bank Ltd.	186,000	158,894
VTB Bank PJSC	206,441,531	100,415
Woori Financial Group, Inc.	18,612	146,420
Yapi ve Kredi Bankasi A/S*	80,342	31,373
Yes Bank Ltd.*	38,361	8,281

		38,438,375

Beverages - 0.8%
Ambev SA	65,800	182,103
Anadolu Efes Biracilik ve Malt Sanayii A/S	9,872	33,599
Arca Continental SAB de CV	9,700	44,640
Becle SAB de CV	10,700	23,137
Carabao Group PCL, NVDR	2,800	13,612
China Foods Ltd.	92,789	38,414

Investments	Shares	Value ($)
China Resources Beer Holdings Co. Ltd.	21,107	186,466
Cia Cervecerias Unidas SA	1,212	9,964
Coca-Cola Femsa SAB de CV	14,100	61,996
Coca-Cola Icecek A/S	2,875	29,091
Distell Group Holdings Ltd.	3,420	21,089
Embotelladora Andina SA (Preference), Class B	9,513	24,163
Emperador, Inc.	55,200	11,470
Fomento Economico Mexicano SAB de CV(a)	28,200	194,800
Fraser & Neave Holdings Bhd.	3,700	29,197
Heineken Malaysia Bhd.	3,800	21,752
Hite Jinro Co. Ltd.*	348	9,924
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	2,100	66,311
Kweichow Moutai Co. Ltd., Class A	1,500	491,312
Lotte Chilsung Beverage Co. Ltd.*	150	15,555
Luzhou Laojiao Co. Ltd., Class A	2,400	95,728
Nongfu Spring Co. Ltd., Class H*(a)(b)	18,800	141,960
Osotspa PCL, NVDR	20,400	24,367
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,000	57,953
Tsingtao Brewery Co. Ltd., Class H	8,000	77,226
United Breweries Ltd.	1,379	24,565
United Spirits Ltd.*	5,911	46,885
Varun Beverages Ltd.	1,161	14,299
Vina Concha y Toro SA	1,616	2,604
Wuliangye Yibin Co. Ltd., Class A	4,700	211,794

		2,205,976

Biotechnology - 0.5%
3SBio, Inc.*(a)(b)	18,480	17,231
ABLBio, Inc.*	437	9,454
Akeso, Inc.*(b)	11,000	76,749
Alteogen, Inc.*	302	35,934
Amicogen, Inc.*	514	14,681
BeiGene Ltd.*	8,000	196,135
Biocon Ltd.*	6,644	33,857
Celltrion, Inc.*	1,462	423,465
China Biologic Products Holdings, Inc.*	228	26,870
GeneOne Life Science, Inc.*	752	11,160
Genexine, Inc.*	282	23,798
Green Cross Cell Corp.*	258	10,760
Green Cross Corp.*	145	54,897
Green Cross Holdings Corp.*	631	24,820
G-treeBNT Co. Ltd.*	525	9,997
Helixmith Co. Ltd.*	553	12,681
Hugel, Inc.*	126	22,055
Innovent Biologics, Inc.*(b)	13,500	154,259
Jinyu Bio-Technology Co. Ltd., Class A	4,700	16,564
MedPacto, Inc.*	235	16,240
Medytox, Inc.	115	12,532
PharmaEssentia Corp.*	10,364	33,643
Pharmicell Co. Ltd.*	799	10,286

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Seegene, Inc.	326	48,087
Shanghai RAAS Blood Products Co. Ltd., Class A	9,400	10,519
SillaJen, Inc.*‡(c)	2,522	20,461
TaiMed Biologics, Inc.*	1,000	2,496
Zai Lab Ltd., ADR*(a)	902	144,383

		1,474,014

Building Products - 0.1%
Astral Poly Technik Ltd.	237	5,577
China Lesso Group Holdings Ltd.	47,000	78,194
Kajaria Ceramics Ltd.	2,608	29,479
Kyung Dong Navien Co. Ltd.*	208	8,953
LG Hausys Ltd.	2,538	174,025
Xinyi Glass Holdings Ltd.	32,000	77,587

		373,815

Capital Markets - 2.0%
B3 SA - Brasil Bolsa Balcao	28,200	308,871
Banco BTG Pactual SA*	4,700	81,823
Bangkok Commercial Asset Management PCL, NVDR	25,000	17,123
Bolsa Mexicana de Valores SAB de CV	6,900	15,695
Bursa Malaysia Bhd.	8,000	18,543
Caitong Securities Co. Ltd., Class A	9,400	15,946
Capital Securities Corp.	944,000	451,731
Changjiang Securities Co. Ltd., Class A	14,100	16,870
China Cinda Asset Management Co. Ltd., Class H	282,000	53,462
China Everbright Ltd.	376,000	484,435
China Galaxy Securities Co. Ltd., Class A	5,200	8,636
China Galaxy Securities Co. Ltd., Class H	61,000	36,582
China Huarong Asset Management Co. Ltd., Class H(b)	208,000	24,143
China International Capital Corp. Ltd., Class H*(a)(b)	37,600	98,439
China Merchants Securities Co. Ltd., Class A	12,220	48,874
China Merchants Securities Co. Ltd., Class H(b)	16,600	25,648
CITIC Securities Co. Ltd., Class A	14,100	61,871
CITIC Securities Co. Ltd., Class H	26,000	57,205
Coronation Fund Managers Ltd.	7,009	22,770
CSC Financial Co. Ltd., Class H(a)(b)	356,000	522,486
Daishin Securities Co. Ltd.*	14,523	157,746
Daishin Securities Co. Ltd. (2nd Preference)*	4,418	35,744
Daishin Securities Co. Ltd. (Preference)*	7,008	59,580
Daou Technology, Inc.*	10,650	253,254
Dubai Financial Market PJSC	67,052	22,453
Egyptian Financial Group-Hermes Holding Co.*	258,166	259,645

Investments	Shares	Value ($)
Everbright Securities Co. Ltd., Class A	9,400	23,934
Founder Securities Co. Ltd., Class A*	14,100	21,191
GF Securities Co. Ltd., Class A	14,100	34,635
GF Securities Co. Ltd., Class H	28,200	41,243
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	1,400	3,133
Guosen Securities Co. Ltd., Class A	14,100	27,847
Guotai Junan International Holdings Ltd.(a)	1,163,000	184,488
Guotai Junan Securities Co. Ltd., Class A	14,100	35,748
Haitong Securities Co. Ltd., Class A	18,800	35,675
Haitong Securities Co. Ltd., Class H	94,000	83,770
HDFC Asset Management Co. Ltd.(b)	782	30,831
Huatai Securities Co. Ltd., Class A	9,400	25,301
Huatai Securities Co. Ltd., Class H(b)	28,200	44,952
IBF Financial Holdings Co. Ltd.	48,206	21,691
ICICI Securities Ltd.(b)	1,880	10,500
Investec Ltd.	144,411	368,882
Is Yatirim Menkul Degerler A/S	54,426	131,992
Jih Sun Financial Holdings Co. Ltd.	39,037	16,798
JSE Ltd.	2,795	21,240
KIWOOM Securities Co. Ltd.*	363	45,756
Korea Investment Holdings Co. Ltd.*	1,401	101,825
Macquarie Korea Infrastructure Fund	5,397	51,866
Meritz Securities Co. Ltd.*	6,708	21,139
Mirae Asset Daewoo Co. Ltd.*	12,408	105,378
Mirae Asset Daewoo Co. Ltd. (2nd Preference)*	6,840	27,027
Moscow Exchange MICEX-RTS PJSC	25,591	53,315
Nanjing Securities Co. Ltd., Class A	9,400	15,422
NH Investment & Securities Co. Ltd.*	4,841	47,821
Nippon Life India Asset Management Ltd.(b)	5,244	23,155
Orient Securities Co. Ltd., Class A	9,400	14,782
President Securities Corp.	383,520	273,918
PSG Konsult Ltd.	3,256	1,999
Reinet Investments SCA	3,713	65,338
Samsung Securities Co. Ltd.	2,632	88,824
SDIC Capital Co. Ltd., Class A	9,400	18,667
Shenwan Hongyuan Group Co. Ltd., Class A	18,800	13,618
Shenwan Hongyuan Group Co. Ltd., Class H(b)	75,200	20,464
Sinolink Securities Co. Ltd., Class A	9,400	20,704
Warsaw Stock Exchange	1,040	12,317
Yuanta Securities Korea Co. Ltd.*	37,916	101,688

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Zheshang Securities Co. Ltd., Class A	4,700	9,632

		5,458,081

Chemicals - 3.1%
Aarti Industries Ltd.	893	14,189
Advanced Petrochemical Co.	1,686	28,769
Alpek SAB de CV	172,400	150,547
Asian Paints Ltd.	6,674	220,212
Atul Ltd.	259	22,622
Barito Pacific Tbk. PT*	474,700	29,944
Batu Kawan Bhd.	6,300	27,865
Bayer CropScience Ltd.	141	10,384
Berger Paints India Ltd.	4,933	47,792
Boubyan Petrochemicals Co. KSCP	7,191	15,888
Braskem SA (Preference), Class A*	5,300	23,511
Castrol India Ltd.	9,090	15,972
China Lumena New Materials Corp.*‡(c)	22,200	—
China Man-Made Fiber Corp.*	611,425	181,009
China Petrochemical Development Corp.	76,000	25,132
China Risun Group Ltd.(a)(b)	440,000	225,849
Chunbo Co. Ltd.	141	23,067
Coromandel International Ltd.	1,898	21,979
D&L Industries, Inc.	110,800	15,280
Dongjin Semichem Co. Ltd.*	206	5,598
Ecopro Co. Ltd.	292	15,245
Egypt Kuwait Holding Co. SAE	30,919	32,465
Engro Corp. Ltd.	11,270	21,642
Engro Fertilizers Ltd.	229,500	92,975
Fauji Fertilizer Co. Ltd.	269,164	185,091
Foosung Co. Ltd.*	1,768	18,888
Formosa Chemicals & Fibre Corp.	66,000	182,427
Formosa Plastics Corp.	72,000	223,694
Grupa Azoty SA*	35	273
Hansol Chemical Co. Ltd.*	224	38,648
Hanwha Solutions Corp.*	3,419	152,214
HDC Holdings Co. Ltd.*	15,786	154,529
Hengli Petrochemical Co. Ltd., Class A	14,100	84,240
Hengyi Petrochemical Co. Ltd., Class A	14,100	28,349
Huafon Chemical Co. Ltd., Class A	14,100	32,212
Huchems Fine Chemical Corp.*	8,106	155,076
Indorama Ventures PCL, NVDR	56,400	65,954
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	23,500	21,351
International CSRC Investment Holdings Co.	329,000	271,988
Kansai Nerolac Paints Ltd.	2,196	16,515
KCC Corp.	170	30,167
Kolon Industries, Inc.*	8,216	300,406
Korea Petrochemical Ind Co. Ltd.*	135	34,275
Kumho Petrochemical Co. Ltd.*	517	114,391
LG Chem Ltd.	705	577,941
LG Chem Ltd. (Preference)	152	63,526
Linde India Ltd.	9,165	113,897

Investments	Shares	Value ($)
Lomon Billions Group Co. Ltd., Class A	4,700	28,917
Lotte Chemical Corp.*	470	109,664
LOTTE Fine Chemical Co. Ltd.*	397	19,307
Mesaieed Petrochemical Holding Co.	76,751	42,771
Miwon Commercial Co. Ltd.	1,081	127,080
Nan Ya Plastics Corp.	94,000	220,209
National Industrialization Co.*	5,584	20,069
National Petrochemical Co.	1,669	15,441
Navin Fluorine International Ltd.	517	16,242
Nizhnekamskneftekhim PJSC	129,250	151,433
Nizhnekamskneftekhim PJSC (Preference)	105,280	109,479
OCI Co. Ltd.*	333	29,293
Orbia Advance Corp. SAB de CV	28,733	62,770
Oriental Union Chemical Corp.	273,000	174,997
Petkim Petrokimya Holding A/S*	57,016	39,060
Petronas Chemicals Group Bhd.	47,000	78,014
PhosAgro PJSC	1,097	53,141
PI Advanced Materials Co. Ltd.	520	18,362
PI Industries Ltd.	1,268	35,084
Pidilite Industries Ltd.	2,350	53,798
PTT Global Chemical PCL, NVDR	47,000	92,649
Rongsheng Petro Chemical Co. Ltd., Class A	9,400	49,759
SABIC Agri-Nutrients Co.	3,525	87,215
Sahara International Petrochemical Co.	5,715	28,036
Sasa Polyester Sanayi A/S*	2,128	7,464
Sasol Ltd.*	19,030	208,587
Saudi Basic Industries Corp.	12,320	337,008
Saudi Industrial Investment Group	9,541	65,629
Saudi Kayan Petrochemical Co.*	15,322	58,988
Scientex Bhd.	26,100	25,761
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	4,700	28,386
Shinkong Synthetic Fibers Corp.	611,000	274,925
SK Chemicals Co. Ltd.*	141	53,067
SK Materials Co. Ltd.	65	17,828
SKC Co. Ltd.*	279	30,180
Sociedad Quimica y Minera de Chile SA (Preference), Class B	2,021	102,529
Solar Industries India Ltd.	1,040	16,921
Soulbrain Co. Ltd.	141	33,870
SRF Ltd.	401	29,514
Sumitomo Chemical India Ltd.	2,585	11,093
Supreme Industries Ltd.	1,204	29,841
Taekwang Industrial Co. Ltd.*	107	80,255
Tata Chemicals Ltd.	74,673	486,459
TOA Paint Thailand PCL, NVDR	12,000	12,830
Tongkun Group Co. Ltd., Class A	9,400	33,754
TSRC Corp.	47,000	33,568
UPC Technology Corp.	376,000	199,396
UPL Ltd.	15,135	116,303
USI Corp.	366,000	262,712
Vinythai PCL, NVDR	98,700	102,228
Wanhua Chemical Group Co. Ltd., Class A	4,700	81,330

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Yanbu National Petrochemical Co.	5,217	89,019
Zhejiang Longsheng Group Co. Ltd., Class A	9,400	19,932
Zhejiang Satellite Petrochemical Co. Ltd., Class A	1,700	9,257

		8,655,412

Commercial Services & Supplies - 0.1%
China Everbright Environment Group Ltd.	141,000	79,466
Country Garden Services Holdings Co. Ltd.	20,887	170,650
Greentown Service Group Co. Ltd.(a)(b)	30,000	33,854
S-1 Corp.	347	25,065
Taiwan Secom Co. Ltd.	3,165	9,765

		318,800

Communications Equipment - 0.1%
Accton Technology Corp.	10,000	96,241
Ace Technologies Corp.*	705	14,023
Advanced Ceramic X Corp.	2,000	32,568
BYD Electronic International Co. Ltd.(a)	10,000	69,256
Comba Telecom Systems Holdings Ltd.(a)	94,000	28,004
KMW Co. Ltd.*	563	38,755
Seojin System Co. Ltd.*	188	6,958
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	900	5,770
Wistron NeWeb Corp.	20,093	54,390
ZTE Corp., Class A	4,700	23,417
ZTE Corp., Class H(a)	9,400	26,792

		396,174

Construction & Engineering - 0.8%
BES Engineering Corp.	55,000	16,381
China Communications Services Corp. Ltd., Class H	1,034,000	462,735
China Conch Venture Holdings Ltd.	23,500	111,986
China Railway Group Ltd., Class A	47,000	38,483
China Railway Group Ltd., Class H	141,000	64,191
CTCI Corp.	22,000	27,498
Daelim Construction Co. Ltd.*	3,666	113,887
Daewoo Engineering & Construction Co. Ltd.*	3,901	20,576
DL Holdings Co. Ltd.*	397	21,649
Gamuda Bhd.*	47,221	38,548
GEK Terna Holding Real Estate Construction SA*	1,216	10,592
GS Engineering & Construction Corp.*	1,786	60,912
HDC Hyundai Development Co-Engineering & Construction, Class E*	1,236	30,220
Hyundai Engineering & Construction Co. Ltd.*	2,658	95,641
IJM Corp. Bhd.	78,400	29,091
IS Dongseo Co. Ltd.*	6,640	318,763

Investments	Shares	Value ($)
KEPCO Engineering & Construction Co., Inc.*	602	9,176
Larsen & Toubro Ltd.	10,640	194,635
Larsen & Toubro Ltd., GDR(b)	296	5,399
Malaysian Resources Corp. Bhd.	83,200	7,924
Metallurgical Corp. of China Ltd., Class A	65,800	28,720
Metallurgical Corp. of China Ltd., Class H	118,000	22,827
Power Construction Corp. of China Ltd., Class A	37,600	21,999
Samsung Engineering Co. Ltd.*	5,394	59,553
Shanghai Construction Group Co. Ltd., Class A	23,500	10,548
Shanghai Tunnel Engineering Co. Ltd., Class A	14,100	11,305
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	9,400	11,581
Tekfen Holding A/S	81,263	201,640
United Integrated Services Co. Ltd.	6,000	51,210
Voltas Ltd.	2,990	37,215
Waskita Karya Persero Tbk. PT	9,600	968
Wijaya Karya Persero Tbk. PT	1,462,000	187,570

		2,323,423

Construction Materials - 1.1%
ACC Ltd.	1,404	30,864
Ambuja Cements Ltd.	11,177	37,280
Anhui Conch Cement Co. Ltd., Class A	9,400	73,387
Anhui Conch Cement Co. Ltd., Class H	39,000	231,117
Asia Cement China Holdings Corp.	189,000	162,825
Asia Cement Corp.	80,000	114,275
BBMG Corp., Class A	42,300	17,808
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	3,000	22,520
Cementos Argos SA	5,520	9,054
Cementos Argos SA (Preference)	10,296	12,724
Cemex SAB de CV*	514,000	298,892
Chia Hsin Cement Corp.	235,000	138,470
China Jushi Co. Ltd., Class A	4,500	15,692
China National Building Material Co. Ltd., Class H	130,050	155,815
China Resources Cement Holdings Ltd.	68,000	75,157
China Shanshui Cement Group Ltd.*	555,000	129,555
Dalmia Bharat Ltd.	1,648	26,088
Gansu Shangfeng Cement Co. Ltd., Class A	4,700	12,614
Grasim Industries Ltd.	4,700	68,004
Grupo Argos SA	7,752	28,958
Grupo Argos SA (Preference)	5,396	15,610
Grupo Cementos de Chihuahua SAB de CV	2,300	14,833
Guangdong Tapai Group Co. Ltd., Class A	9,400	16,572

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Huaxin Cement Co. Ltd., Class A	3,700	11,230
Huaxin Cement Co. Ltd., Class B	10,400	22,048
Indocement Tunggal Prakarsa Tbk. PT	32,900	31,364
Lucky Cement Ltd.*	5,787	26,285
POSCO Chemical Co. Ltd.	475	57,114
Ramco Cements Ltd. (The)	2,289	24,503
Saudi Cement Co.	2,022	35,580
Semen Indonesia Persero Tbk. PT	56,400	42,612
Shree Cement Ltd.	188	58,681
Siam Cement PCL (The), NVDR	9,400	118,717
Southern Province Cement Co.	1,634	38,772
Ssangyong Cement Industrial Co. Ltd.	290	1,675
Taiwan Cement Corp.	157,452	225,755
Tangshan Jidong Cement Co. Ltd., Class A	4,700	9,872
Tipco Asphalt PCL, NVDR	277,300	184,372
TPI Polene PCL, NVDR	1,977,200	108,340
UltraTech Cement Ltd.	2,023	147,711
Yanbu Cement Co.	2,888	36,112

		2,888,857

Consumer Finance - 0.8%
360 DigiTech, Inc., ADR*(a)	29,529	513,805
AEON Credit Service M Bhd.	37,300	99,836
Bajaj Finance Ltd.	4,042	262,295
Cholamandalam Investment and Finance Co. Ltd.	4,975	27,129
Krungthai Card PCL, NVDR	4,300	9,338
LexinFintech Holdings Ltd., ADR*(a)	48,294	375,244
Mahindra & Mahindra Financial Services Ltd.*	269,029	570,617
Manappuram Finance Ltd.	6,929	14,825
Muangthai Capital PCL, NVDR	20,600	45,254
Muthoot Finance Ltd.	2,622	39,741
Samsung Card Co. Ltd.	1,140	30,268
SBI Cards & Payment Services Ltd.	2,239	30,260
Shriram Transport Finance Co. Ltd.	5,358	94,834
Srisawad Corp. PCL, NVDR	15,203	34,033
Sundaram Finance Ltd.	1,310	30,529
Transaction Capital Ltd.*	17,028	27,150
Woori Financial Capital Co. Ltd.*	6,470	62,178
Yixin Group Ltd.*(a)(b)	47,000	15,578
Yulon Finance Corp.	1,210	4,321

		2,287,235

Containers & Packaging - 0.2%
Cheng Loong Corp.	14,000	14,349
Klabin SA	14,100	72,570
Polyplex Thailand PCL, NVDR	206,800	162,372
SCG Packaging PCL, NVDR*	37,600	58,102
Taiwan Hon Chuan Enterprise Co. Ltd.	113,000	229,208

		536,601

Distributors - 0.1%
Inter Cars SA*	4,124	312,680
Wuchan Zhongda Group Co. Ltd., Class A	13,800	9,121

Investments	Shares	Value ($)
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	14,100	12,265

		334,066

Diversified Consumer Services - 0.5%
Cairo Investment & Real Estate Development Co. SAE	14,617	12,998
China Education Group Holdings Ltd.(b)	26,000	54,657
China Yuhua Education Corp. Ltd.(a)(b)	56,000	49,111
Cogna Educacao*	31,200	25,830
GSX Techedu, Inc., ADR*(a)	1,596	167,596
Hope Education Group Co. Ltd.(b)	94,000	32,126
Lung Yen Life Service Corp.	96,000	173,470
New Oriental Education & Technology Group, Inc., ADR*	2,193	367,327
Offcn Education Technology Co. Ltd., Class A	4,700	28,844
TAL Education Group, ADR*	5,648	434,218
YDUQS Participacoes SA	5,200	31,954

		1,378,131

Diversified Financial Services - 0.9%
Avic Capital Co. Ltd., Class A	23,500	14,949
Bajaj Holdings & Investment Ltd.	750	33,374
Chailease Holding Co. Ltd.	21,460	118,786
Corp. Financiera Colombiana SA*	41,191	372,762
CSSC Hong Kong Shipping Co. Ltd.(b)	420,000	64,458
Far East Horizon Ltd.(a)	94,000	96,984
FirstRand Ltd.	162,393	515,472
Grupo de Inversiones Suramericana SA	9,776	62,329
Grupo de Inversiones Suramericana SA (Preference)	4,992	28,743
Haci Omer Sabanci Holding A/S	48,316	69,708
Haitong UniTrust International Leasing Co. Ltd., Class H(b)	470,000	70,313
L&T Finance Holdings Ltd.	286,573	337,792
Meritz Financial Group, Inc.*	947	8,077
Metro Pacific Investments Corp.	381,000	32,016
NICE Holdings Co. Ltd.*	728	11,519
Piramal Enterprises Ltd.	2,028	36,453
Power Finance Corp. Ltd.	34,352	51,698
REC Ltd.	33,417	60,687
Remgro Ltd.	19,975	133,366
Turkiye Sinai Kalkinma Bankasi A/S*	595,490	147,679
Yuanta Financial Holding Co. Ltd.	390,920	277,808

		2,544,973

Diversified Telecommunication Services - 1.0%
Asia Pacific Telecom Co. Ltd.*	68,164	23,174
China Tower Corp. Ltd., Class H(b)	752,000	108,622
Chunghwa Telecom Co. Ltd.	56,000	215,981
CITIC Telecom International Holdings Ltd.	690,000	218,021
Emirates Telecommunications Group Co. PJSC	30,832	166,870

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Hellenic Telecommunications Organization SA	5,858	85,403
Indus Towers Ltd.	16,168	51,301
Jasmine International PCL, NVDR	1,750,000	176,579
LG Uplus Corp.*	7,161	76,501
Magyar Telekom Telecommunications plc	191,465	256,443
O2 Czech Republic A/S	2,797	32,950
Oi SA*	61,100	23,277
Ooredoo QPSC	32,524	74,409
Orange Polska SA*	14,014	24,736
Rostelecom PJSC	45,672	61,241
Rostelecom PJSC (Preference)	15,392	18,431
Sarana Menara Nusantara Tbk. PT	315,700	21,602
Saudi Telecom Co.	9,489	286,384
Tata Communications Ltd.	1,646	22,696
Telefonica Brasil SA	14,289	118,295
Telekom Malaysia Bhd.	41,600	65,346
Telesites SAB de CV*(a)	22,200	22,602
Telkom Indonesia Persero Tbk. PT	1,405,300	311,510
Telkom SA SOC Ltd.	137,346	307,312
TIME dotCom Bhd.	3,000	10,315
Tower Bersama Infrastructure Tbk. PT	121,300	19,366
True Corp. PCL, NVDR	305,900	32,706
Turk Telekomunikasyon A/S	19,746	21,373

		2,853,446

Electric Utilities - 1.9%
Adani Transmission Ltd.*	1,410	8,893
Alupar Investimento SA	3,500	16,443
Celsia SA ESP	213,372	287,662
Centrais Eletricas Brasileiras SA	11,300	59,379
Centrais Eletricas Brasileiras SA (Preference), Class B	9,400	49,481
CESC Ltd.	29,097	243,472
CEZ A/S	5,593	134,913
Cia de Transmissao de Energia Eletrica Paulista (Preference)	5,200	25,096
Cia Energetica de Minas Gerais	6,455	19,153
Cia Energetica de Minas Gerais (Preference)	31,194	78,274
Cia Paranaense de Energia (Preference)*	4,700	56,196
CPFL Energia SA	4,700	26,781
EDP - Energias do Brasil SA	9,400	33,211
Enea SA*	84,285	155,456
Enel Americas SA	955,833	144,247
Enel Chile SA	647,898	47,070
Energisa SA	4,700	42,397
Enerjisa Enerji A/S(b)	7,676	12,431
Engie Energia Chile SA	236,167	283,163
Equatorial Energia SA	14,100	58,159
Federal Grid Co. Unified Energy System PJSC	12,705,298	36,282
Holding Co. ADMIE IPTO SA	50,911	147,826
Inter RAO UES PJSC	1,364,292	94,921
Interconexion Electrica SA ESP	12,408	80,365
Korea Electric Power Corp.	8,178	167,055

Investments	Shares	Value ($)
Light SA*	136,300	513,270
Manila Electric Co.	10,810	58,685
Mosenergo PJSC	3,807,000	109,062
Neoenergia SA*	4,700	15,555
PGE Polska Grupa Energetyczna SA*	24,534	43,166
Power Grid Corp. of India Ltd.	87,036	220,036
Public Power Corp. SA*	4,230	36,307
ROSSETI PJSC	1,466,436	31,173
RusHydro PJSC	4,496,324	46,483
Saudi Electricity Co.	14,899	88,184
SJVN Ltd.	217,657	74,283
Tata Power Co. Ltd. (The)	751,019	776,135
Tauron Polska Energia SA*	489,787	370,302
Tenaga Nasional Bhd.	86,500	206,487
Torrent Power Ltd.	76,281	322,856
Transmissora Alianca de Energia Eletrica SA	5,800	34,090

		5,254,400

Electrical Equipment - 0.8%
ABB India Ltd.	427	8,125
AcBel Polytech, Inc.	184,000	185,298
Amara Raja Batteries Ltd.	1,222	15,379
Bharat Heavy Electricals Ltd.*	618,567	305,638
Chicony Power Technology Co. Ltd.	63,000	157,486
CS Wind Corp.	171	24,459
Dongfang Electric Corp. Ltd., Class A	9,400	18,158
Doosan Fuel Cell Co. Ltd.*	690	34,358
Doosan Heavy Industries & Construction Co. Ltd.*	7,196	75,588
Ecopro BM Co. Ltd.	198	32,481
ElSewedy Electric Co.	226,489	150,080
Fangda Carbon New Material Co. Ltd., Class A*	14,100	16,521
Gotion High-tech Co. Ltd., Class A*	4,700	26,618
Havells India Ltd.	3,948	56,533
Hyosung Heavy Industries Corp.*	2,303	137,735
Hyundai Electric & Energy System Co. Ltd.*	10,481	156,943
Kung Long Batteries Industrial Co. Ltd.	1,000	4,875
LS Corp.*	1,128	64,941
LS Electric Co. Ltd.*	456	25,071
NARI Technology Co. Ltd., Class A	4,700	21,402
Shanghai Electric Group Co. Ltd., Class H*	94,000	34,429
Taihan Electric Wire Co. Ltd.*	7,800	7,705
TBEA Co. Ltd., Class A	14,100	27,825
Teco Electric and Machinery Co. Ltd.	47,000	44,982
V-Guard Industries Ltd.	1,032	3,265
Voltronic Power Technology Corp.	1,458	66,645
Walsin Lihwa Corp.	94,000	55,220
WEG SA	9,400	144,260

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	14,100	31,623
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(a)	28,200	58,845
Zhejiang Chint Electrics Co. Ltd., Class A	4,700	26,909
Zhuzhou CRRC Times Electric Co. Ltd., Class H(a)	13,300	66,896

		2,086,293

Electronic Equipment, Instruments & Components - 3.2%
AAC Technologies Holdings, Inc.(a)	14,000	76,104
AU Optronics Corp.*	282,000	148,540
Aurora Corp.	8,900	27,270
Avary Holding Shenzhen Co. Ltd., Class A	4,700	29,244
BH Co. Ltd.	10,152	199,664
BOE Technology Group Co. Ltd., Class A	37,600	35,966
Career Technology MFG. Co. Ltd.	22,556	26,138
Chang Wah Electromaterials, Inc.	126,000	134,988
Cheng Uei Precision Industry Co. Ltd.	156,000	249,856
Chilisin Electronics Corp.	97,490	351,629
Chroma ATE, Inc.	8,000	53,995
Compeq Manufacturing Co. Ltd.	40,000	60,637
Concraft Holding Co. Ltd.	8,038	21,615
Coretronic Corp.	188,000	259,484
Daeduck Electronics Co. Ltd.	15,698	189,454
Delta Electronics Thailand PCL, NVDR	7,000	123,488
Delta Electronics, Inc.	31,000	312,740
Dynapack International Technology Corp.	58,000	186,205
Elite Material Co. Ltd.	10,000	53,745
FLEXium Interconnect, Inc.	5,000	21,248
Foxconn Technology Co. Ltd.	32,000	85,478
General Interface Solution Holding Ltd.	5,000	20,087
Genius Electronic Optical Co. Ltd.	2,237	38,505
GoerTek, Inc., Class A	4,700	24,152
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	2,800	59,113
Hana Microelectronics PCL, NVDR	7,100	12,751
Hannstar Board Corp.	141,000	207,956
HannStar Display Corp.*	39,000	16,852
Holy Stone Enterprise Co. Ltd.	56,000	215,981
Hon Hai Precision Industry Co. Ltd.	390,000	1,552,897
Honeywell Automation India Ltd.	32	17,099
Huagong Tech Co. Ltd., Class A	4,700	16,579
Inari Amertron Bhd.	37,200	31,288
Innolux Corp.*	329,000	153,324
JNTC Co. Ltd.*	7,896	74,824
KCE Electronics PCL, NVDR	18,900	34,731
Kingboard Holdings Ltd.	24,000	98,274
L&F Co. Ltd.	282	18,580

Investments	Shares	Value ($)
Largan Precision Co. Ltd.	1,000	104,991
LG Display Co. Ltd.	2,679	52,090
LG Innotek Co. Ltd.	482	86,179
Lingyi iTech Guangdong Co., Class A	9,400	15,000
Lotes Co. Ltd.	2,256	41,813
Luxshare Precision Industry Co. Ltd., Class A	9,400	77,257
Mcnex Co. Ltd.	5,999	279,410
Merry Electronics Co. Ltd.	4,161	20,134
MH Development Ltd.*‡(c)	22,000	1,646
OFILM Group Co. Ltd., Class A	4,700	7,478
Partron Co. Ltd.	19,901	201,038
Samsung Electro-Mechanics Co. Ltd.	893	162,857
Samsung SDI Co. Ltd.	846	555,126
Shengyi Technology Co. Ltd., Class A	4,700	18,558
Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	9,400	13,284
Simplo Technology Co. Ltd.	3,200	41,253
Solus Advanced Materials Co. Ltd.*	329	13,824
Sunny Optical Technology Group Co. Ltd.	10,600	279,154
Supreme Electronics Co. Ltd.	141,000	175,479
Synnex Technology International Corp.	53,000	85,550
Telcon RF Pharmaceutical, Inc.*	2,328	10,385
Tianma Microelectronics Co. Ltd., Class A	9,400	23,337
Tong Hsing Electronic Industries Ltd.	3,022	22,609
Tripod Technology Corp.	14,000	64,244
Unimicron Technology Corp.	24,000	74,136
Unisplendour Corp. Ltd., Class A	6,580	20,960
Unitech Printed Circuit Board Corp.	282,000	200,907
Universal Scientific Industrial Shanghai Co. Ltd., Class A	4,700	12,061
VS Industry Bhd.	22,800	15,454
Wah Lee Industrial Corp.	68,000	182,369
Walsin Technology Corp.	9,378	73,845
Wintek Corp.*‡(c)	64,000	—
WPG Holdings Ltd.	47,440	72,848
WT Microelectronics Co. Ltd.	188,000	272,240
Wuhan Guide Infrared Co. Ltd., Class A	4,700	31,012
WUS Printed Circuit Kunshan Co. Ltd., Class A	4,700	12,483
Yageo Corp.	6,575	134,775
Zhejiang Crystal-Optech Co. Ltd., Class A	4,700	7,784
Zhejiang Dahua Technology Co. Ltd., Class A	2,900	10,943
Zhen Ding Technology Holding Ltd.	23,150	94,245

		8,809,239

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Energy Equipment & Services - 0.0%(d)
China Oilfield Services Ltd., Class A	9,400	21,242
Dialog Group Bhd.	51,700	38,879
Serba Dinamik Holdings Bhd.	54,180	21,578

		81,699

Entertainment - 0.9%
Big Hit Entertainment Co. Ltd.*	235	42,962
Bilibili, Inc., ADR*(a)	2,256	256,936
CD Projekt SA*	1,206	98,961
CJ CGV Co. Ltd.*	9,060	217,469
CMGE Technology Group Ltd.*(a)	376,000	155,175
Com2uSCorp	133	19,036
DouYu International Holdings Ltd., ADR*	1,081	14,193
HUYA, Inc., ADR*(a)	611	15,819
iQIYI, Inc., ADR*(a)	4,324	94,479
JYP Entertainment Corp.*	423	12,290
Kakao Games Corp.*	611	25,836
NCSoft Corp.*	271	230,881
NetDragon Websoft Holdings Ltd.(a)	96,000	228,057
NetEase, Inc.	28,200	648,096
Netmarble Corp.*(b)	410	48,199
NHN Corp.*	315	19,684
Pearl Abyss Corp.*	108	30,403
Perfect World Co. Ltd., Class A	4,100	17,312
PlayWay SA	94	16,048
SM Entertainment Co. Ltd.*	198	5,416
SMI Holdings Group Ltd.*‡(c)	72,000	—
Tencent Music Entertainment Group, ADR*(a)	6,612	175,879
Webzen, Inc.*	474	14,895
Wemade Co. Ltd.*	299	10,144
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	4,700	23,512
XPEC Entertainment, Inc.*‡(c)	14,800	—
Zhejiang Century Huatong Group Co. Ltd., Class A*	11,280	10,842

		2,432,524

Equity Real Estate Investment Trusts (REITs) - 1.1%
Concentradora Fibra Danhos SA de CV(a)	380,600	460,330
CPN Retail Growth Leasehold REIT	44,100	28,437
Embassy Office Parks REIT	9,400	45,267
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	899,580	297,046
Equites Property Fund Ltd.	11,527	12,835
Fibra Uno Administracion SA de CV(a)	96,900	109,676
Fortress REIT Ltd., Class A(a)	531,519	461,868
Growthpoint Properties Ltd.	97,707	78,672
IGB REIT	6,200	2,607
KLCCP Stapled Group	6,900	12,033
Pavilion REIT	15,000	5,121

Investments	Shares	Value ($)
PLA Administradora Industrial S de RL de CV	354,100	505,495
Prologis Property Mexico SA de CV	10,400	21,033
Redefine Properties Ltd.*	2,507,571	556,405
Resilient REIT Ltd.	130,296	344,426
Sunway REIT	39,400	13,840

		2,955,091

Food & Staples Retailing - 0.8%
Abdullah Al Othaim Markets Co.	944	31,410
Al Meera Consumer Goods Co. QSC	1,990	11,035
Atacadao SA*	7,700	26,853
Avenue Supermarts Ltd.*(b)	2,021	73,447
Berli Jucker PCL	500	555
Berli Jucker PCL, NVDR	27,700	30,773
BGF retail Co. Ltd.*	239	36,322
Bid Corp. Ltd.	5,264	88,323
BIM Birlesik Magazalar A/S	6,517	64,246
Cencosud SA	42,441	73,907
Cia Brasileira de Distribuicao	1,130	15,622
Clicks Group Ltd.	3,995	65,953
Cosco Capital, Inc.	1,432,000	153,396
CP ALL PCL, NVDR	75,200	143,842
Dino Polska SA*(b)	801	56,597
Dis-Chem Pharmacies Ltd.*(b)	17,784	26,051
Dongsuh Cos., Inc.	859	23,690
E-MART, Inc.*	752	110,252
Eurocash SA*	592	2,181
Focus Dynamics Group Bhd.*	94,000	16,161
Grupo Comercial Chedraui SA de CV	99,700	137,544
GS Retail Co. Ltd.*	575	17,837
Hyundai Greenfood Co. Ltd.*	23,253	181,891
InRetail Peru Corp.(b)	848	35,616
Magnit PJSC	1,216	79,245
Migros Ticaret A/S*	152	919
Organizacion Soriana SAB de CV, Class B*	116,300	108,804
Philippine Seven Corp.	5,321	11,289
President Chain Store Corp.	8,000	76,279
Puregold Price Club, Inc.	26,060	19,514
Raia Drogasil SA	18,500	84,440
Shoprite Holdings Ltd.	8,554	79,627
Sok Marketler Ticaret A/S*	7,298	13,259
SPAR Group Ltd. (The)	3,102	39,992
Wal-Mart de Mexico SAB de CV	75,200	216,971

		2,153,843

Food Products - 2.5%
Alicorp SAA	201,466	453,914
Almarai Co. JSC	5,123	73,756
Astra Agro Lestari Tbk. PT	20,800	16,567
Avanti Feeds Ltd.	507	3,535
AVI Ltd.	6,909	34,672
Beijing Dabeinong Technology Group Co. Ltd., Class A	18,800	26,974
Binggrae Co. Ltd.*	321	16,070
Bombay Burmah Trading Co.	7,972	131,714

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
BRF SA*	14,700	57,133
Britannia Industries Ltd.	1,871	89,783
Century Pacific Food, Inc.	17,700	6,443
Charoen Pokphand Foods PCL, NVDR	103,400	94,141
Charoen Pokphand Indonesia Tbk. PT	117,500	48,156
Cherkizovo Group PJSC	2,350	61,358
China Feihe Ltd.(b)	47,000	140,627
China Huiyuan Juice Group Ltd.*‡(c)	24,000	—
China Mengniu Dairy Co. Ltd.*	47,000	280,345
CJ CheilJedang Corp.*	301	114,631
CJ CheilJedang Corp. (Preference)*	104	19,060
COFCO Joycome Foods Ltd.(a)(b)	799,000	289,558
CP Pokphand Co. Ltd.	2,460,000	253,809
Daesang Corp.*	8,790	206,273
Dali Foods Group Co. Ltd.(b)	45,500	27,404
Dongwon F&B Co. Ltd.*	502	79,882
Dongwon Industries Co. Ltd.*	610	131,423
Edita Food Industries SAE	17,343	9,969
FGV Holdings Bhd.	38,800	12,573
Foshan Haitian Flavouring & Food Co. Ltd., Class A	4,700	143,420
Genting Plantations Bhd.	10,400	24,981
Gruma SAB de CV, Class B	4,465	49,689
Grupo Bimbo SAB de CV, Series A	28,200	53,713
Grupo Lala SAB de CV	16,800	12,428
Grupo Nutresa SA	3,592	24,617
Harim Holdings Co. Ltd.*	15,495	111,648
Health & Happiness H&H International Holdings Ltd.	11,000	53,696
Henan Shuanghui Investment & Development Co. Ltd., Class A	4,700	34,184
HUISHAN DAIRY*‡(c)	158,000	—
Indofood CBP Sukses Makmur Tbk. PT	51,800	33,598
Indofood Sukses Makmur Tbk. PT	98,700	42,561
Industrias Bachoco SAB de CV, Series B	3,000	10,277
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	8,200	56,098
International Holdings Co. PJSC*	5,000	62,617
IOI Corp. Bhd.	56,400	58,876
Japfa Comfeed Indonesia Tbk. PT	2,300,100	222,960
JBS SA	28,300	125,334
Jiangxi Zhengbang Technology Co. Ltd., Class A	4,700	12,614
Kernel Holding SA	22,956	336,994
Kuala Lumpur Kepong Bhd.	9,631	55,368
Lotte Confectionery Co. Ltd.*	658	61,471
Maeil Dairies Co. Ltd.*	1,927	121,966
Marfrig Global Foods SA*	164,500	400,422
Mayora Indah Tbk. PT	83,900	16,684
Muyuan Foods Co. Ltd., Class A	4,700	64,672
Namchow Holdings Co. Ltd.	53,000	84,225
Naturecell Co. Ltd.*	782	6,222
Nestle India Ltd.	517	120,888
Nestle Malaysia Bhd.	900	30,501

Investments	Shares	Value ($)
New Hope Liuhe Co. Ltd., Class A	9,400	30,772
NongShim Co. Ltd.	56	14,143
Orion Corp.*	470	50,420
Orion Holdings Corp.*	10,964	131,341
Ottogi Corp.*	15	7,523
PPB Group Bhd.	14,080	64,435
QL Resources Bhd.	25,395	37,755
Samyang Corp.*	1,692	94,084
Samyang Foods Co. Ltd.	86	7,004
Samyang Holdings Corp.*	2,680	208,439
San Miguel Food and Beverage, Inc.	15,960	22,557
Sarawak Oil Palms Bhd.	70,500	71,154
Savola Group (The)	5,311	55,861
Sime Darby Plantation Bhd.	51,900	62,267
Standard Foods Corp.	14,652	29,563
Taiwan TEA Corp.*	8,000	4,714
Tata Consumer Products Ltd.	9,983	76,597
Thai Union Group PCL, NVDR	45,100	20,795
Thai Vegetable Oil PCL, NVDR	15,570	17,037
Tiger Brands Ltd.	1,924	25,469
Tingyi Cayman Islands Holding Corp.	28,000	55,756
Tongwei Co. Ltd., Class A	5,500	39,159
Ulker Biskuvi Sanayi A/S*	68,333	212,344
Uni-President China Holdings Ltd.	3,000	3,633
Uni-President Enterprises Corp.	74,000	179,698
Universal Robina Corp.	16,450	46,192
Want Want China Holdings Ltd.	94,000	67,646
Yihai International Holding Ltd.*	7,000	115,285
Zhou Hei Ya International Holdings Co. Ltd.*(a)(b)	14,000	15,329

		6,879,466

Gas Utilities - 0.5%
Beijing Enterprises Holdings Ltd.	23,500	76,981
China Gas Holdings Ltd.	28,200	99,651
China Resources Gas Group Ltd.	12,000	60,048
ENN Energy Holdings Ltd.	14,100	218,578
GAIL India Ltd.	57,528	98,797
Grupo Energia Bogota SA ESP	54,757	40,156
Gujarat Gas Ltd.	2,679	13,595
Gujarat State Petronet Ltd.	2,352	6,383
Indraprastha Gas Ltd.	4,564	32,266
Infraestructura Energetica Nova SAB de CV*(a)	9,400	34,795
Korea Gas Corp.*	999	27,685
Kunlun Energy Co. Ltd.	94,000	80,375
Mahanagar Gas Ltd.(b)	1,456	20,657
Perusahaan Gas Negara Tbk. PT	426,600	40,896
Petronas Gas Bhd.	14,100	55,947
Promigas SA ESP	130,172	277,866
Towngas China Co. Ltd.*	423,000	181,118

		1,365,794

Health Care Equipment & Supplies - 0.2%
Blue Sail Medical Co. Ltd., Class A	4,700	17,685
DIO Corp.*	520	17,874
Hartalega Holdings Bhd.	28,200	89,710
Kossan Rubber Industries	22,800	25,098

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Lifetech Scientific Corp.*	82,000	52,031
Microport Scientific Corp.	11,098	77,648
Pihsiang Machinery Manufacturing Co. Ltd.*‡(c)	5,000	—
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	36,000	67,321
Sri Trang Gloves Thailand PCL, NVDR	18,800	24,968
St Shine Optical Co. Ltd.	2,000	18,998
Supermax Corp. Bhd.*	56,924	95,754
Top Glove Corp. Bhd.	70,400	117,377
Venus MedTech Hangzhou, Inc., Class H*(a)(b)	4,000	40,238

		644,702

Health Care Providers & Services - 0.5%
Apollo Hospitals Enterprise Ltd.	1,544	54,202
Bangkok Chain Hospital PCL, NVDR	4,800	2,325
Bangkok Dusit Medical Services PCL, NVDR	75,200	52,009
Bumrungrad Hospital PCL, NVDR	6,600	27,675
Celltrion Healthcare Co. Ltd.*	1,290	165,719
Chabiotech Co. Ltd.*	427	6,928
Chularat Hospital PCL, NVDR	183,100	15,906
Cleopatra Hospital*	33,041	10,137
Dr Lal PathLabs Ltd.(b)	430	13,246
Dr Sulaiman Al Habib Medical Services Group Co.	1,128	34,705
Fleury SA	3,600	17,315
Fortis Healthcare Ltd.*	9,651	21,370
Genertec Universal Medical Group Co. Ltd.(b)	461,500	352,351
Hapvida Participacoes e Investimentos SA(b)	15,500	48,745
Hygeia Healthcare Holdings Co. Ltd.*(b)	9,400	72,678
IHH Healthcare Bhd.	56,400	71,294
KPJ Healthcare Bhd.	14,124	3,214
Life Healthcare Group Holdings Ltd.*	30,687	39,632
Medipost Co. Ltd.*	446	16,587
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	9,400	20,645
Mitra Keluarga Karyasehat Tbk. PT(b)	100,200	20,711
Mouwasat Medical Services Co.	688	26,414
Netcare Ltd.*	31,067	27,615
Notre Dame Intermedica Participacoes SA	4,700	81,350
Odontoprev SA	4,900	12,717
Qualicorp Consultoria e Corretora de Seguros SA	4,100	23,362
Selcuk Ecza Deposu Ticaret ve Sanayi A/S	51,852	90,866
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	4,700	13,138
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	23,500	40,673

Investments	Shares	Value ($)
Sinopharm Group Co. Ltd., Class H	37,600	91,844

		1,475,373

Health Care Technology - 0.1%
Alibaba Health Information Technology Ltd.*	68,000	213,107
Ping An Healthcare and Technology Co. Ltd.*(a)(b)	9,400	116,805

		329,912

Hotels, Restaurants & Leisure - 0.5%
AmRest Holdings SE*	32,108	244,737
Ananti, Inc.*	1,058	7,292
Berjaya Sports Toto Bhd.	349,813	175,664
Bloomberry Resorts Corp.	22,900	3,796
Central Plaza Hotel PCL*	1,600	1,320
Central Plaza Hotel PCL, NVDR*	8,600	7,097
DoubleUGames Co. Ltd.*	312	17,433
Genting Bhd.	84,600	83,292
Genting Malaysia Bhd.	61,100	37,181
Grand Korea Leisure Co. Ltd.*	1,040	14,271
Haidilao International Holding Ltd.(a)(b)	13,164	110,947
Hana Tour Service, Inc.*	403	20,896
Huazhu Group Ltd., ADR*(a)	2,124	103,014
Indian Hotels Co. Ltd. (The)	9,131	15,218
Jollibee Foods Corp.	10,380	38,366
Jubilant Foodworks Ltd.	987	35,039
Kangwon Land, Inc.*	658	13,853
Magnum Bhd.	19,594	10,227
Minor International PCL, NVDR*	79,900	66,205
MK Restaurants Group PCL, NVDR	10,400	17,374
OPAP SA	3,754	46,155
Paradise Co. Ltd.*	421	5,947
Shenzhen Overseas Chinese Town Co. Ltd., Class A	22,200	22,610
Travellers International Hotel Group, Inc.*‡(c)	209,900	11,832
Yum China Holdings, Inc.	6,345	359,825

		1,469,591

Household Durables - 0.8%
Arcelik A/S*	11,215	50,708
Coway Co. Ltd.*	1,740	108,420
Crompton Greaves Consumer Electricals Ltd.	8,173	47,917
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,900	23,002
Dixon Technologies India Ltd.(b)	141	27,302
Dom Development SA	3,542	109,517
Haier Smart Home Co. Ltd., Class A	14,100	69,509
Haier Smart Home Co. Ltd., Class H*(a)	36,799	152,343
Hanssem Co. Ltd.*	303	25,679
LG Electronics, Inc.	3,668	501,702
LG Electronics, Inc. (Preference)	584	41,192
Lock&Lock Co. Ltd.*	728	7,517
MRV Engenharia e Participacoes SA	118,500	412,382

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
NavInfo Co. Ltd., Class A	4,700	10,912
PIK Group PJSC	5,594	52,247
Tatung Co. Ltd.*	46,000	41,396
TCL Electronics Holdings Ltd.*	329,000	282,163
TCL Technology Group Corp., Class A	28,200	37,494
Vestel Elektronik Sanayi ve Ticaret A/S*	33,051	118,646
Whirlpool of India Ltd.	674	23,585

		2,143,633

Household Products - 0.2%
Hindustan Unilever Ltd.	13,776	427,460
Kimberly-Clark de Mexico SAB de CV, Class A(a)	27,000	47,809
Unilever Indonesia Tbk. PT	75,200	37,118
Vinda International Holdings Ltd.(a)	3,000	10,137

		522,524

Independent Power and Renewable Electricity Producers - 2.1%
Aboitiz Power Corp.	34,200	17,073
Adani Green Energy Ltd.*	5,541	76,318
Adani Power Ltd.*	320,320	225,225
AES Gener SA	88,198	14,851
AES Tiete Energia SA*	68,000	209,739
B Grimm Power PCL, NVDR	15,300	26,071
Banpu Power PCL, NVDR	11,700	6,685
Canvest Environmental Protection Group Co. Ltd.(b)	282,000	115,653
CGN Power Co. Ltd., Class H(b)	329,000	70,859
China Longyuan Power Group Corp. Ltd., Class H	1,421,000	2,081,877
China National Nuclear Power Co. Ltd., Class A	42,300	33,718
China Power International Development Ltd.	1,900,000	426,369
China Resources Power Holdings Co. Ltd.	54,000	57,177
China Yangtze Power Co. Ltd., Class A	28,200	85,899
Cia Energetica de Sao Paulo (Preference), Class B	79,900	428,055
Colbun SA	238,159	41,207
Electricity Generating PCL, NVDR	4,700	28,030
Energy Absolute PCL, NVDR	32,900	71,450
Eneva SA*	4,700	53,889
Engie Brasil Energia SA	4,700	36,982
First Gen Corp.	29,500	18,285
Global Power Synergy PCL, NVDR	9,968	26,061
Gulf Energy Development PCL, NVDR	73,180	81,909
Huadian Power International Corp. Ltd., Class A	51,700	25,767
Huaneng Lancang River Hydropower, Inc., Class A	23,500	16,222
Huaneng Power International, Inc., Class A	18,800	12,134

Investments	Shares	Value ($)
Huaneng Power International, Inc., Class H	112,000	39,722
Hub Power Co. Ltd. (The)	329,000	179,946
Hubei Energy Group Co. Ltd., Class A	23,500	12,876
JSW Energy Ltd.	183,622	181,835
NHPC Ltd.	79,420	26,125
NTPC Ltd.	164,613	200,690
OGK-2 PJSC	13,911,280	140,587
Ratch Group PCL, NVDR	9,300	15,381
SDIC Power Holdings Co. Ltd., Class A	23,500	31,608
Shanghai Electric Power Co. Ltd., Class A	14,100	14,818
Shenergy Co. Ltd., Class A	14,100	11,152
Shenzhen Energy Group Co. Ltd., Class A	23,500	22,733
Sichuan Chuantou Energy Co. Ltd., Class A	9,400	15,931
SPCG PCL, NVDR	217,900	141,966
Super Energy Corp. PCL, NVDR*	6,321,500	206,985
Taiwan Cogeneration Corp.	3,000	3,878
Terna Energy SA	933	15,937
TPI Polene Power PCL, NVDR	156,000	22,725
Unipro PJSC	4,561,000	171,074

		5,743,474

Industrial Conglomerates - 1.7%
3M India Ltd.*	69	18,121
Aamal Co.	21,949	5,166
Aboitiz Equity Ventures, Inc.	72,230	59,795
AG Anadolu Grubu Holding A/S	59,220	220,863
Alfa SAB de CV, Class A	98,700	62,958
Alliance Global Group, Inc.	1,625,500	334,722
AntarChile SA	5,533	58,649
Ayala Corp.	4,700	75,275
Bidvest Group Ltd. (The)	8,742	91,099
CJ Corp.*	564	47,445
DMCI Holdings, Inc.	1,512,300	164,514
Doosan Co. Ltd.*	5,476	251,624
Dubai Investments PJSC	933,080	419,145
Enka Insaat ve Sanayi A/S	44,347	47,273
Far Eastern New Century Corp.	97,000	90,063
Fosun International Ltd.(a)	94,000	143,051
Godrej Industries Ltd.*	3,377	20,257
Grupo Carso SAB de CV, Series A1*	11,100	28,316
GT Capital Holdings, Inc.	2,280	25,324
Hanwha Corp.*	1,692	48,630
Hanwha Corp. (3rd Preference)*	1,425	18,217
HAP Seng Consolidated Bhd.	11,900	24,080
Hong Leong Industries Bhd.	29,400	58,545
Hyosung Corp.*	201	13,333
Industries Qatar QSC	32,007	105,928
JG Summit Holdings, Inc.	56,511	71,466
KOC Holding A/S	42,958	118,894
LG Corp.*	3,995	353,929
Lotte Corp.	2,303	66,809
LT Group, Inc.	131,600	36,296

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Mytilineos SA	4,262	62,446
National Industries Group Holding SAK	564,987	356,382
PSG Group Ltd.	3,290	14,100
Quinenco SA	12,939	23,854
Samsung C&T Corp.	1,390	161,541
San Miguel Corp.	13,510	34,311
Shanghai Industrial Holdings Ltd.	183,000	251,117
Siemens Ltd.	1,416	30,790
Sigdo Koppers SA	125,172	149,211
Sime Darby Bhd.	54,600	29,714
SK Holdings Co. Ltd.	1,171	325,569
SM Investments Corp.	7,285	149,255
Turkiye Sise ve Cam Fabrikalari A/S	44,744	44,324

		4,712,401

Insurance - 3.3%
Allianz Malaysia Bhd.	23,500	78,595
Bajaj Finserv Ltd.	608	72,690
Bangkok Insurance PCL, NVDR	9,400	83,856
Bangkok Life Assurance PCL, NVDR	191,200	150,124
BB Seguridade Participacoes SA	14,100	71,433
Bupa Arabia for Cooperative Insurance Co.*	262	8,173
Cathay Financial Holding Co. Ltd.	282,000	401,814
China Development Financial Holding Corp.	470,000	149,715
China Life Insurance Co. Ltd.	131,440	106,551
China Life Insurance Co. Ltd., Class H	119,000	252,615
China Pacific Insurance Group Co. Ltd., Class A	18,600	99,869
China Pacific Insurance Group Co. Ltd., Class H	94,000	389,149
China Taiping Insurance Holdings Co. Ltd.	47,000	83,285
Co. for Cooperative Insurance (The)*	974	20,567
DB Insurance Co. Ltd.*	1,726	56,782
Discovery Ltd.	6,194	52,926
Fubon Financial Holding Co. Ltd.	235,000	382,261
General Insurance Corp. of India*(b)	8,949	16,178
Hanwha Life Insurance Co. Ltd.*	5,271	12,581
HDFC Life Insurance Co. Ltd.*(b)	12,459	115,770
Hyundai Marine & Fire Insurance Co. Ltd.*	2,538	45,151
ICICI Lombard General Insurance Co. Ltd.*(b)	3,465	62,475
ICICI Prudential Life Insurance Co. Ltd.*(b)	5,812	38,316
IRB Brasil Resseguros S/A	31,951	42,135
Korean Reinsurance Co.*	33,962	225,887
Liberty Holdings Ltd.	58,960	240,893
Max Financial Services Ltd.*	2,721	25,472
Mercuries & Associates Holding Ltd.	228,500	161,568

Investments	Shares	Value ($)
Mercuries Life Insurance Co. Ltd.*	461,488	132,172
Meritz Fire & Marine Insurance Co. Ltd.*	2,444	34,630
Mirae Asset Life Insurance Co. Ltd.*	26,162	85,601
Momentum Metropolitan Holdings(a)	402,884	440,824
New China Life Insurance Co. Ltd., Class A	4,700	35,158
New China Life Insurance Co. Ltd., Class H	27,100	101,181
Old Mutual Ltd.	147,078	126,828
People’s Insurance Co. Group of China Ltd. (The), Class H	217,000	66,887
PICC Property & Casualty Co. Ltd., Class H	240,000	175,190
Ping An Insurance Group Co. of China Ltd., Class A	28,300	346,391
Ping An Insurance Group Co. of China Ltd., Class H	175,000	2,060,589
Porto Seguro SA	4,700	41,476
Powszechny Zaklad Ubezpieczen SA*	20,821	166,989
Qatar Insurance Co. SAQ	8,178	5,503
Qualitas Controladora SAB de CV(a)	77,800	414,400
Rand Merchant Investment Holdings Ltd.	19,693	39,484
Samsung Fire & Marine Insurance Co. Ltd.	1,096	164,606
Samsung Life Insurance Co. Ltd.	2,883	181,959
Sanlam Ltd.	61,912	237,160
Santam Ltd.	723	12,776
SBI Life Insurance Co. Ltd.*(b)	4,822	57,132
Shin Kong Financial Holding Co. Ltd.	436,007	125,341
Shinkong Insurance Co. Ltd.	112,000	146,187
Sul America SA	4,788	35,000
Syarikat Takaful Malaysia Keluarga BHD	150,400	159,980
Turkiye Sigorta A/S*	100,862	103,232
ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)(b)	8,100	49,934

		8,993,441

Interactive Media & Services - 3.6%
Autohome, Inc., ADR(a)	846	93,255
Baidu, Inc., ADR*	4,019	944,546
Info Edge India Ltd.	1,266	75,724
JOYY, Inc., ADR(a)	799	73,540
Kakao Corp.	951	374,925
Momo, Inc., ADR	5,746	87,799
NAVER Corp.	2,162	662,941
SINA Corp.*	676	28,270
Tencent Holdings Ltd.	84,700	7,444,437
Weibo Corp., ADR*(a)	752	34,276

		9,819,713

Internet & Direct Marketing Retail - 5.2%
Alibaba Group Holding Ltd.*	217,900	6,935,615

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Allegro.eu SA*(b)	2,961	58,514
B2W Cia Digital*	4,700	70,865
Baozun, Inc., Class A*	4,700	64,313
CJ ENM Co. Ltd.*	140	19,136
GS Home Shopping, Inc.*	1,446	176,840
HengTen Networks Group Ltd.*(a)	30,799	13,068
Hyundai Home Shopping Network Corp.*	2,633	186,424
JD.com, Inc., Class A*	25,850	1,152,838
Maoyan Entertainment*(a)(b)	11,200	18,229
Meituan, Class B*(b)	61,600	2,826,632
Naspers Ltd., Class N	6,392	1,476,922
PChome Online, Inc.	2,763	8,535
Pinduoduo, Inc., ADR*	5,142	852,081
Tongcheng-Elong Holdings Ltd.*(a)(b)	18,800	33,653
Trip.com Group Ltd., ADR*	7,309	232,645
Vipshop Holdings Ltd., ADR*	5,546	152,071

		14,278,381

IT Services - 1.2%
21Vianet Group, Inc., ADR*	1,418	53,501
China TransInfo Technology Co. Ltd., Class A	4,700	12,949
Cielo SA*	515,100	387,758
Coforge Ltd.	245	8,035
DHC Software Co. Ltd., Class A	9,400	10,810
GDS Holdings Ltd., ADR*(a)	1,739	180,091
HCL Technologies Ltd.	16,262	203,721
Infosys Ltd.	53,675	911,541
Kginicis Co. Ltd.	7,362	117,808
Kingsoft Cloud Holdings Ltd., ADR*	564	28,352
Larsen & Toubro Infotech Ltd.(b)	721	39,172
Mindtree Ltd.	610	13,755
Mphasis Ltd.	1,034	21,702
My EG Services Bhd.	42,717	20,289
Posco ICT Co. Ltd.	2,080	14,392
Samsung SDS Co. Ltd.	658	115,000
Systex Corp.	94,000	281,639
Tata Consultancy Services Ltd.	15,228	649,392
Tech Mahindra Ltd.	9,400	123,864
Wipro Ltd.	24,481	140,222

		3,333,993

Leisure Products - 0.1%
Giant Manufacturing Co. Ltd.	5,000	48,656
HLB, Inc.*	659	53,022
Merida Industry Co. Ltd.	5,350	50,725

		152,403

Life Sciences Tools & Services - 0.4%
Cellivery Therapeutics, Inc.*	94	24,210
Divi’s Laboratories Ltd.	2,246	103,737
Hangzhou Tigermed Consulting Co. Ltd., Class H*(b)	1,000	22,002
LegoChem Biosciences, Inc.*	270	14,675
Samsung Biologics Co. Ltd.*(b)	271	192,118
ST Pharm Co. Ltd.*	344	27,247
Viva Biotech Holdings(a)(b)	23,500	22,731
WuXi AppTec Co. Ltd., Class A	2,300	59,216

Investments	Shares	Value ($)
WuXi AppTec Co. Ltd., Class H(a)(b)	4,099	97,799
Wuxi Biologics Cayman, Inc.*(b)	47,000	661,310

		1,225,045

Machinery - 0.7%
AIA Engineering Ltd.	972	26,034
Airtac International Group	1,784	63,709
Ashok Leyland Ltd.	29,880	45,377
China International Marine Containers Group Co. Ltd., Class H	5,880	9,479
China Shipbuilding Industry Co. Ltd., Class A*	18,800	11,872
CIMC Enric Holdings Ltd.	274,000	168,912
CNHTC Jinan Truck Co. Ltd., Class A	900	5,546
Cummins India Ltd.	2,280	20,823
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	705	15,410
Doosan Bobcat, Inc.*	1,692	45,907
Doosan Infracore Co. Ltd.*	4,413	32,192
Escorts Ltd.	930	15,369
Haitian International Holdings Ltd.	16,000	57,881
Hiwin Technologies Corp.	5,216	73,762
Hyundai Elevator Co. Ltd.*	208	7,893
Hyundai Heavy Industries Holdings Co. Ltd.*	376	78,992
Hyundai Mipo Dockyard Co. Ltd.*	602	23,195
Hyundai Rotem Co. Ltd.*	1,766	30,391
Infore Environment Technology Group Co. Ltd., Class A	9,400	11,756
Jiangsu Hengli Hydraulic Co. Ltd., Class A	3,800	68,915
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	470	39,496
Lonking Holdings Ltd.	893,000	297,135
Samsung Heavy Industries Co. Ltd.*	5,565	30,894
Sany Heavy Equipment International Holdings Co. Ltd.	12,000	9,998
Sany Heavy Industry Co. Ltd., Class A	9,400	58,866
SFA Engineering Corp.*	1,089	36,800
Shin Zu Shing Co. Ltd.	8,165	36,448
Sinotruk Hong Kong Ltd.	27,500	85,828
SKF India Ltd.	624	14,978
Weichai Power Co. Ltd., Class A	9,400	30,757
Weichai Power Co. Ltd., Class H	66,000	194,922
XCMG Construction Machinery Co. Ltd., Class A	18,800	15,597
Yangzijiang Shipbuilding Holdings Ltd.	89,300	66,280
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	9,400	33,420
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	9,400	14,244
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	17,700	34,081

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	45,600	62,456

		1,875,615

Marine - 0.5%
Cia Sud Americana de Vapores SA*	636,473	26,944
COSCO SHIPPING Holdings Co. Ltd., Class H*	43,500	44,039
Evergreen Marine Corp. Taiwan Ltd.*	92,558	103,127
HMM Co. Ltd.*	7,849	95,779
MISC Bhd.	51,700	76,223
Pan Ocean Co. Ltd.*	5,613	22,831
Qatar Navigation QSC	252,011	532,954
Transcoal Pacific Tbk. PT	32,900	17,880
U-Ming Marine Transport Corp.	2,000	2,232
Wan Hai Lines Ltd.	47,000	71,837
Wisdom Marine Lines Co. Ltd.*	27,898	23,811
Yang Ming Marine Transport Corp.*	570,000	402,018

		1,419,675

Media - 0.3%
Astro Malaysia Holdings Bhd.	1,223,400	257,239
Cheil Worldwide, Inc.	1,074	18,530
China Literature Ltd.*(a)(b)	6,200	59,171
Cyfrowy Polsat SA	5,640	46,311
Focus Media Information Technology Co. Ltd., Class A	23,500	39,501
Grupo Televisa SAB, Series CPO*(a)	47,000	72,022
Innocean Worldwide, Inc.*	71	4,062
Leo Group Co. Ltd., Class A	18,800	9,166
Media Nusantara Citra Tbk. PT*	2,792,300	205,989
MultiChoice Group	6,533	55,979
NanJi E-Commerce Co. Ltd., Class A	4,700	7,107
Oriental Pearl Group Co. Ltd., Class A	18,800	25,374
Plan B Media PCL, NVDR	72,800	15,324
Saudi Research & Marketing Group*	1,030	20,953
Sun TV Network Ltd.	1,889	12,369
Surya Citra Media Tbk. PT*	85,400	13,270
Zee Entertainment Enterprises Ltd.	12,540	37,813

		900,180

Metals & Mining - 4.6%
African Rainbow Minerals Ltd.	3,666	66,800
Alrosa PJSC	90,240	119,482
Aluminum Corp. of China Ltd., Class H*	114,000	34,698
Aneka Tambang Tbk.	269,910	42,708
Anglo American Platinum Ltd.(a)	1,786	180,085
AngloGold Ashanti Ltd.	12,925	310,535
Baoshan Iron & Steel Co. Ltd., Class A	56,400	57,266
Beijing Shougang Co. Ltd., Class A*	28,200	16,586
Bradespar SA (Preference)	4,700	53,811

Investments	Shares	Value ($)
CAP SA	32,796	418,750
Century Iron & Steel Industrial Co. Ltd.	6,000	21,534
China Hongqiao Group Ltd.	70,500	62,282
China Metal Recycling Holdings Ltd.*‡(c)	51,000	—
China Molybdenum Co. Ltd., Class A	22,500	21,104
China Molybdenum Co. Ltd., Class H	57,000	36,021
China Northern Rare Earth Group High-Tech Co. Ltd., Class A*	9,400	25,898
China Steel Corp.	188,000	154,079
China Zhongwang Holdings Ltd.*	551,200	131,511
Chung Hung Steel Corp.*	423,000	205,439
Cia Siderurgica Nacional SA	23,500	130,848
Citic Pacific Special Steel Group Co. Ltd., Class A	4,700	20,296
Dongkuk Steel Mill Co. Ltd.*	28,059	194,401
Eregli Demir ve Celik Fabrikalari TAS	38,728	76,145
Feng Hsin Steel Co. Ltd.	16,000	35,997
Gerdau SA (Preference)	16,800	71,542
Gold Fields Ltd.	27,806	274,966
Grupa Kety SA	151	19,447
Grupo Mexico SAB de CV, Series B	98,700	428,700
Harmony Gold Mining Co. Ltd.*	8,695	40,302
Hesteel Co. Ltd., Class A*	37,600	11,989
Hindalco Industries Ltd.	50,055	155,256
Hunan Valin Steel Co. Ltd., Class A	23,500	18,332
Hyundai Steel Co.	1,128	39,126
Impala Platinum Holdings Ltd.	26,538	365,264
Industrias Penoles SAB de CV*	3,885	58,928
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	70,500	12,549
Inner Mongolia Eerduosi Resources Co. Ltd., Class B	103,400	103,297
Jastrzebska Spolka Weglowa SA*	23,970	205,005
Jiangsu Shagang Co. Ltd., Class A	9,400	14,171
Jiangxi Copper Co. Ltd., Class A	9,400	27,411
Jiangxi Copper Co. Ltd., Class H	47,000	77,587
Jinchuan Group International Resources Co. Ltd.	44,000	6,242
Jindal Steel & Power Ltd.*	12,381	44,418
JSW Steel Ltd.	32,853	165,188
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D*	349,420	320,288
KGHM Polska Miedz SA*	4,183	211,886
Korea Zinc Co. Ltd.*	376	136,471
Koza Altin Isletmeleri A/S*	2,182	34,501
Koza Anadolu Metal Madencilik Isletmeleri A/S*	82,297	174,212
Kumba Iron Ore Ltd.	2,115	85,460
Maanshan Iron & Steel Co. Ltd., Class A	51,700	20,405
Magnitogorsk Iron & Steel Works PJSC	80,024	54,887

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Merdeka Copper Gold Tbk. PT*	295,800	53,763
Metalurgica Gerdau SA (Preference)	11,600	22,479
MMC Norilsk Nickel PJSC	1,880	610,964
NMDC Ltd.	31,067	44,795
Northam Platinum Ltd.*	11,063	139,606
Novolipetskiy Metallurgicheskiy Kombinat PAO	44,732	124,691
Polyus PJSC	987	188,366
Poongsan Corp.*	8,016	204,234
POSCO	2,488	546,043
Press Metal Aluminium Holdings Bhd.	28,200	55,737
Qatar Aluminum Manufacturing Co.	42,858	11,182
Raspadskaya OJSC	37,798	83,521
Royal Bafokeng Platinum Ltd.*	67,119	306,690
Sansteel Minguang Co. Ltd. Fujian, Class A	14,100	13,836
Saudi Arabian Mining Co.*	6,410	71,948
Severstal PAO	6,016	100,641
Shandong Gold Mining Co. Ltd., Class A	5,100	17,532
Shandong Gold Mining Co. Ltd., Class H(b)	13,650	28,800
Shanxi Taigang Stainless Steel Co. Ltd., Class A	23,500	12,949
Shougang Fushan Resources Group Ltd.	1,510,000	356,378
Sibanye Stillwater Ltd.	86,483	338,693
Steel Authority of India Ltd.*	651,293	514,625
TA Chen Stainless Pipe	47,793	42,839
Tata Steel Ltd.	25,050	206,347
United Co. RUSAL International PJSC*	72,380	33,384
Usinas Siderurgicas de Minas Gerais SA	400	1,038
Usinas Siderurgicas de Minas Gerais SA (Preference), Class A	12,400	29,979
Vale Indonesia Tbk. PT*	6,000	2,352
Vale SA	108,696	1,750,962
Vedanta Ltd.	55,742	123,196
Volcan Cia Minera SAA, Class B*	1,094,156	183,386
VSMPO-AVISMA Corp. PJSC*	752	216,080
Xiamen Tungsten Co. Ltd., Class A	9,400	25,752
Yieh Phui Enterprise Co. Ltd.*	564,000	228,601
Young Poong Corp.*	300	138,387
Yunnan Copper Co. Ltd., Class A*	9,400	18,899
Zhaojin Mining Industry Co. Ltd., Class H(a)	21,000	22,777
Zijin Mining Group Co. Ltd., Class A	18,800	27,935
Zijin Mining Group Co. Ltd., Class H(a)	94,000	104,743

		12,598,236

Multiline Retail - 0.3%
Central Retail Corp. PCL, NVDR*	42,275	43,433

Investments	Shares	Value ($)
El Puerto de Liverpool SAB de CV, Class C1	2,700	8,746
Falabella SA	24,817	85,250
Golden Eagle Retail Group Ltd.	193,000	174,485
Hyundai Department Store Co. Ltd.*	690	48,237
Lojas Americanas SA*	5,300	18,318
Lojas Americanas SA (Preference)*	14,339	63,268
Lojas Renner SA	14,100	107,098
Lotte Shopping Co. Ltd.*	211	19,900
Magazine Luiza SA	42,000	194,394
Mitra Adiperkasa Tbk. PT*	154,600	8,485
Shinsegae, Inc.*	282	58,866
Woolworths Holdings Ltd.	19,364	57,799

		888,279

Multi-Utilities - 0.0%(d)
Qatar Electricity & Water Co. QSC	9,483	46,360
YTL Corp. Bhd.*	78,870	12,584
YTL Power International Bhd.*	128,031	20,745

		79,689

Oil, Gas & Consumable Fuels - 4.1%
Adaro Energy Tbk. PT	419,400	35,872
AKR Corporindo Tbk. PT	706,200	142,951
Bangchak Corp. PCL, NVDR	151,600	122,070
Banpu PCL, NVDR	30,000	10,424
Bashneft PJSC	1,305	28,374
Bashneft PJSC (Preference)	1,163	18,250
Bharat Petroleum Corp. Ltd.	27,252	143,282
Bukit Asam Tbk. PT	206,000	37,882
China Coal Energy Co. Ltd., Class A	23,500	14,658
China Coal Energy Co. Ltd., Class H	83,000	24,085
China Merchants Energy Shipping Co. Ltd., Class A	14,100	10,585
China Petroleum & Chemical Corp., Class A	100,700	61,566
China Petroleum & Chemical Corp., Class H	812,000	388,519
China Shenhua Energy Co. Ltd., Class A	27,300	73,523
China Shenhua Energy Co. Ltd., Class H	113,000	209,566
Coal India Ltd.	71,657	123,652
Cosan SA	1,923	26,437
Dana Gas PJSC	16,893	3,146
Ecopetrol SA	185,133	105,556
Empresas COPEC SA	7,050	74,324
Esso Thailand PCL, NVDR*	499,000	139,213
Exxaro Resources Ltd.	8,231	82,570
Formosa Petrochemical Corp.	29,000	92,274
Gazprom PJSC	377,778	1,073,591
Grupa Lotos SA	3,713	38,524
GS Holdings Corp.*	1,364	44,203
Hellenic Petroleum SA	3,199	21,337
Hindustan Petroleum Corp. Ltd.	22,607	67,734
Indian Oil Corp. Ltd.	68,902	88,063

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Inner Mongolia Yitai Coal Co. Ltd., Class B	470,000	250,040
LUKOIL PJSC	11,152	798,296
Mari Petroleum Co. Ltd.	1,984	17,439
Medco Energi Internasional Tbk. PT*	3,019,840	139,907
MOL Hungarian Oil & Gas plc*	17,437	131,760
Motor Oil Hellas Corinth Refineries SA	2,820	39,742
Novatek PJSC	30,973	522,986
Oil & Gas Development Co. Ltd.	38,500	25,720
Oil & Natural Gas Corp. Ltd.	95,504	115,584
Oil India Ltd.	160,263	244,590
Pakistan Oilfields Ltd.	54,140	137,621
Pakistan Petroleum Ltd.	29,830	17,077
Pakistan State Oil Co. Ltd.*	112,800	171,174
PetroChina Co. Ltd., Class H	348,000	105,470
Petroleo Brasileiro SA	51,100	255,792
Petroleo Brasileiro SA (Preference)	66,600	325,574
Petronas Dagangan Bhd.	6,600	31,608
Petronet LNG Ltd.	10,434	33,893
Polski Koncern Naftowy ORLEN SA	10,810	162,818
Polskie Gornictwo Naftowe i Gazownictwo SA	48,927	74,219
PTT Exploration & Production PCL	469	1,622
PTT Exploration & Production PCL, NVDR	45,131	156,066
PTT PCL, NVDR	272,600	343,824
Qatar Fuel QSC	8,930	45,766
Qatar Gas Transport Co. Ltd.	13,819	12,521
Reliance Industries Ltd.	47,508	1,199,388
Rosneft Oil Co. PJSC	68,910	434,006
Rosneft Oil Co. PJSC, GDR(b)	1,920	11,900
RussNeft PJSC*	44,630	136,521
Saudi Arabian Oil Co.(b)	29,495	273,266
Semirara Mining & Power Corp.	497,200	126,997
Shaanxi Coal Industry Co. Ltd., Class A	30,300	47,602
Sinopec Kantons Holdings Ltd.(a)	470,000	164,267
SK Discovery Co. Ltd.*	799	45,714
SK Gas Ltd.*	1,447	125,348
SK Innovation Co. Ltd.*	756	189,237
S-Oil Corp.*	706	43,044
Star Petroleum Refining PCL, NVDR	20,000	5,947
Surgutneftegas PJSC	272,600	121,413
Surgutneftegas PJSC (Preference)	239,700	126,981
Tatneft PJSC	19,255	125,150
Tatneft PJSC, ADR	4,806	187,242
Tatneft PJSC (Preference)	6,345	38,465
Thai Oil PCL, NVDR	32,900	59,908
Transneft PJSC (Preference)	61	116,097
Turkiye Petrol Rafinerileri A/S*	3,666	49,928
Ultrapar Participacoes SA	14,100	56,248
United Tractors Tbk. PT	56,400	91,856
Yanzhou Coal Mining Co. Ltd., Class A	15,000	20,176

Investments	Shares	Value ($)
Yanzhou Coal Mining Co. Ltd., Class H	52,000	40,238

		11,300,279

Paper & Forest Products - 0.7%
Duratex SA*	8,874	32,296
Empresas CMPC SA	22,983	61,673
Indah Kiat Pulp & Paper Corp. Tbk. PT	37,900	34,847
Lee & Man Paper Manufacturing Ltd.	47,000	41,400
Longchen Paper & Packaging Co. Ltd.	46,936	32,601
Nine Dragons Paper Holdings Ltd.	47,000	72,738
Pabrik Kertas Tjiwi Kimia Tbk. PT	569,500	535,809
Sappi Ltd.*	245,443	696,910
Shandong Chenming Paper Holdings Ltd., Class B	183,300	74,938
Shandong Chenming Paper Holdings Ltd., Class H	141,000	82,739
Shandong Sun Paper Industry JSC Ltd., Class A	9,400	23,017
Suzano SA*	9,400	106,831
YFY, Inc.	47,000	39,275

		1,835,074

Personal Products - 0.3%
Amorepacific Corp.*	519	103,466
AMOREPACIFIC Group*	611	32,172
Colgate-Palmolive India Ltd.	1,366	30,018
Cosmax, Inc.*	96	8,840
Dabur India Ltd.	10,387	73,254
Gillette India Ltd.	103	7,935
Godrej Consumer Products Ltd.	4,418	45,091
Hengan International Group Co. Ltd.(a)	13,000	93,302
Kolmar Korea Co. Ltd.*	142	6,538
LG Household & Health Care Ltd.	141	196,261
LG Household & Health Care Ltd. (Preference)	43	26,909
Marico Ltd.	8,460	48,190
Natura & Co. Holding SA*	14,658	131,713

		803,689

Pharmaceuticals - 1.4%
Ajanta Pharma Ltd.	384	9,295
Alkem Laboratories Ltd.	516	21,266
Apeloa Pharmaceutical Co. Ltd., Class A	4,700	16,375
Aspen Pharmacare Holdings Ltd.*	12,314	117,050
AstraZeneca Pharma India Ltd.	235	11,677
Aurobindo Pharma Ltd.	1,739	21,577
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(a)	20,000	21,486
Binex Co. Ltd.*	564	13,286
Bukwang Pharmaceutical Co. Ltd.	625	12,516
Cadila Healthcare Ltd.	4,844	29,976
CanSino Biologics, Inc., Class H*(a)(b)	2,000	65,103
Celltrion Pharm, Inc.*	383	59,919
Center Laboratories, Inc.*	8,264	17,737

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Changchun High & New Technology Industry Group, Inc., Class A	600	42,220
China Grand Pharmaceutical and Healthcare Holdings Ltd.(a)	48,000	38,876
China Medical System Holdings Ltd.	44,000	63,215
China Resources Pharmaceutical Group Ltd.(b)	74,000	38,938
China Traditional Chinese Medicine Holdings Co. Ltd.(a)(c)	1,142,000	633,311
Chong Kun Dang Pharmaceutical Corp.*	98	16,076
Chongkundang Holdings Corp.*	1,316	127,647
Cipla Ltd.	7,742	87,639
CSPC Pharmaceutical Group Ltd.	142,080	145,125
Daewoong Co. Ltd.*	339	14,168
Daewoong Pharmaceutical Co. Ltd.*	49	6,636
Dong-A Socio Holdings Co. Ltd.*	104	10,460
Dong-A ST Co. Ltd.*	94	6,933
Dr Reddy’s Laboratories Ltd.	1,880	118,600
Genomma Lab Internacional SAB de CV, Class B*	12,000	12,455
GlaxoSmithKline Pharmaceuticals Ltd.	1,140	22,903
Glenmark Pharmaceuticals Ltd.	990	6,399
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	12,000	30,210
Hanall Biopharma Co. Ltd.*	919	26,454
Hanmi Pharm Co. Ltd.*	98	33,554
Hanmi Science Co. Ltd.*	222	15,996
Hansoh Pharmaceutical Group Co. Ltd.*(b)	16,000	87,492
Hua Han Health Industry Holdings Ltd.*‡(c)	3,780,000	—
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	4,700	13,495
Hypera SA*	8,900	52,636
Ilyang Pharmaceutical Co. Ltd.*	231	10,532
Ipca Laboratories Ltd.	752	19,089
Jiangsu Hengrui Medicine Co. Ltd., Class A	8,600	138,115
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	4,700	10,039
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	4,700	8,926
Jubilant Life Sciences Ltd.	643	7,856
JW Pharmaceutical Corp.*	236	6,498
Kalbe Farma Tbk. PT	435,900	45,516
Komipharm International Co. Ltd.*	1,425	14,395
Laurus Labs Ltd.(b)	5,029	23,804
Livzon Pharmaceutical Group, Inc., Class H	3,930	14,546
Lupin Ltd.	3,948	54,523
Luye Pharma Group Ltd.(a)(b)	768,000	385,295
Mega Lifesciences PCL, NVDR	5,500	7,442
Oneness Biotech Co. Ltd.*	3,000	19,766

Investments	Shares	Value ($)
Oscotec, Inc.*	291	10,159
Pfizer Ltd.	341	21,673
Pharmally International Holding Co. Ltd.*‡(c)	2,564	3,887
Richter Gedeon Nyrt.	2,303	65,258
Sam Chun Dang Pharm Co. Ltd.*	307	16,549
Sanofi India Ltd.	163	17,461
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	4,700	16,150
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	4,700	33,078
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(a)	8,000	36,111
Shin Poong Pharmaceutical Co. Ltd.*	423	30,630
Sihuan Pharmaceutical Holdings Group Ltd.(a)	1,644,000	409,206
Sino Biopharmaceutical Ltd.	169,999	158,514
SK Biopharmaceuticals Co. Ltd.*	282	36,555
Sun Pharmaceutical Industries Ltd.	13,348	107,245
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	4,700	8,133
Torrent Pharmaceuticals Ltd.	717	25,631
Yifan Pharmaceutical Co. Ltd., Class A	4,700	13,269
Yuhan Corp.*	939	55,151
Yungjin Pharmaceutical Co. Ltd.*	1,602	9,667
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	700	32,347
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	4,700	17,830
Zhejiang NHU Co. Ltd., Class A	4,700	27,025

		3,986,572

Professional Services - 0.0%(d)
51job, Inc., ADR*	286	18,836
Benefit Systems SA*	33	7,409
L&T Technology Services Ltd.(b)	103	3,436
Sporton International, Inc.	4,386	40,567

		70,248

Real Estate Management & Development - 4.5%
Agile Group Holdings Ltd.	46,000	57,427
Aldar Properties PJSC	53,497	50,975
Arabian Centres Co. Ltd.	1,662	10,537
Ayala Land, Inc.	79,900	62,654
Barwa Real Estate Co.	74,730	67,834
Beijing North Star Co. Ltd., Class H	282,000	51,644
BR Malls Participacoes SA*	15,600	27,287
Bumi Serpong Damai Tbk. PT*	168,600	13,519
C&D International Investment Group Ltd.(a)	119,000	190,305
Cathay Real Estate Development Co. Ltd.	33,100	22,045
Cencosud Shopping SA	11,704	16,980
Central China Real Estate Ltd.(a)	329,000	137,475
Central Pattana PCL, NVDR	37,600	61,557
China Aoyuan Group Ltd.	47,000	41,521
China Evergrande Group(a)	79,000	152,216

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
China Fortune Land Development Co. Ltd., Class A(c)	6,110	8,937
China Jinmao Holdings Group Ltd.	188,000	73,950
China Logistics Property Holdings Co. Ltd.*(b)	59,000	33,785
China Merchants Property Operation & Service Co. Ltd., Class A	4,700	14,091
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	18,800	34,394
China Overseas Grand Oceans Group Ltd.	776,000	396,314
China Overseas Land & Investment Ltd.	121,500	273,905
China Overseas Property Holdings Ltd.(a)	50,000	30,952
China Resources Land Ltd.	94,000	374,601
China SCE Group Holdings Ltd.	734,000	277,362
China Vanke Co. Ltd., Class A	28,200	121,297
China Vanke Co. Ltd., Class H	64,200	230,591
Chong Hong Construction Co. Ltd.	2,000	5,642
CIFI Holdings Group Co. Ltd.	95,144	78,409
Ciputra Development Tbk. PT	179,449	11,511
Corp. Inmobiliaria Vesta SAB de CV	2,000	3,822
Country Garden Holdings Co. Ltd.	235,832	284,987
DAMAC Properties Dubai Co. PJSC*	26,553	9,904
Dar Al Arkan Real Estate Development Co.*	8,271	18,986
Dexin China Holdings Co. Ltd.*(a)(b)	376,000	143,052
DLF Ltd.	13,288	46,524
E-House China Enterprise Holdings Ltd.(a)(b)	338,400	296,771
Emaar Development PJSC*	39,052	31,257
Emaar Economic City*	7,389	17,809
Emaar Malls PJSC*	46,896	23,109
Emaar Properties PJSC*	130,425	134,929
Fantasia Holdings Group Co. Ltd.*	634,500	93,287
Ganglong China Property Group Ltd.*(b)	188,000	110,804
Gemdale Corp., Class A	14,100	23,635
Gemdale Properties & Investment Corp. Ltd.	186,000	26,387
Globe Trade Centre SA*	103	186
Godrej Properties Ltd.*	1,507	25,968
Greenland Holdings Corp. Ltd., Class A	28,200	23,526
Greenland Hong Kong Holdings Ltd.	376,000	111,047
Greentown China Holdings Ltd.(a)	26,500	34,860
Guangzhou R&F Properties Co. Ltd., Class H(a)	714,400	881,731
Hanson International Tbk. PT*‡(c)	2,409,275	4,293
Highwealth Construction Corp.	32,500	49,442
Hopson Development Holdings Ltd.	22,000	56,292
Huang Hsiang Construction Corp.	30,000	37,497

Investments	Shares	Value ($)
IOI Properties Group Bhd.	52,800	16,980
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	14,100	16,892
Jiayuan International Group Ltd.(a)	587,243	227,964
Jinke Properties Group Co. Ltd., Class A	14,100	15,168
Joy City Property Ltd.	1,566,000	95,933
Kaisa Group Holdings Ltd.*	94,000	43,522
KE Holdings, Inc., ADR*(a)	2,256	133,330
Kindom Development Co. Ltd.	141,000	161,380
Korea Real Estate Investment & Trust Co. Ltd.*	65,585	114,917
KWG Group Holdings Ltd.	47,000	62,555
LAMDA Development SA*	1,368	10,570
Logan Group Co. Ltd.	29,000	43,460
Longfor Group Holdings Ltd.(b)	52,000	294,073
LSR Group PJSC	22,147	281,788
Mah Sing Group Bhd.	714,400	142,261
MBK PCL, NVDR	299,800	121,202
Megaworld Corp.	444,200	35,294
Midea Real Estate Holding Ltd.(b)	9,400	19,761
Multiplan Empreendimentos Imobiliarios SA*	500	1,941
NEPI Rockcastle plc	13,871	84,318
Oberoi Realty Ltd.*	4,021	29,041
Pakuwon Jati Tbk. PT*	534,400	18,359
Parque Arauco SA	15,651	22,997
Phoenix Mills Ltd. (The)*	1,316	13,520
Poly Developments and Holdings Group Co. Ltd., Class A	32,900	70,324
Poly Property Group Co. Ltd.	893,000	257,978
Powerlong Real Estate Holdings Ltd.	41,000	26,809
Prestige Estates Projects Ltd.	652	2,390
Pruksa Holding PCL, NVDR	279,700	114,945
Quality Houses PCL, NVDR	2,034,600	159,070
Radiance Holdings Group Co. Ltd.*(b)	282,000	157,478
Redco Properties Group Ltd.(a)(b)	52,000	17,504
Redsun Properties Group Ltd.	412,000	138,151
RiseSun Real Estate Development Co. Ltd., Class A	9,400	9,137
Road King Infrastructure Ltd.	118,000	146,856
Robinsons Land Corp.	56,106	22,150
Ronshine China Holdings Ltd.*(a)(b)	250,000	166,047
Ruentex Development Co. Ltd.	47,000	65,039
Salhia Real Estate Co. KSCP	183,958	321,987
Seazen Group Ltd.*	80,000	73,357
Seazen Holdings Co. Ltd., Class A	4,700	30,735
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	98,700	89,620
Shanghai Lingang Holdings Corp. Ltd., Class A	4,700	13,815
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	17,540	14,032
Shanghai Shimao Co. Ltd., Class A	18,800	12,774

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	4,700	12,556
Shenzhen Investment Ltd.	99,930	33,122
Shimao Group Holdings Ltd.	47,000	136,687
Shui On Land Ltd.	1,460,500	216,612
Sime Darby Property Bhd.	990,300	139,634
Sinic Holdings Group Co. Ltd., Class H(a)(b)	282,000	147,295
Sino-Ocean Group Holding Ltd.	1,303,267	263,886
SK D&D Co. Ltd.*	27	990
Skyfame Realty Holdings Ltd.	1,410,000	172,753
SM Prime Holdings, Inc.	145,700	106,979
SOHO China Ltd.*(a)	48,500	14,574
SP Setia Bhd. Group	490,294	110,976
Sunac China Holdings Ltd.	94,000	350,961
Sunway Bhd.	50,749	18,831
Supalai PCL, NVDR	29,000	19,379
Talaat Moustafa Group	434,353	206,808
Times China Holdings Ltd.	29,000	37,027
United Development Co. QSC	793,783	341,407
UOA Development Bhd.	18,800	7,441
Vista Land & Lifescapes, Inc.	1,341,200	117,167
WHA Corp. PCL, NVDR	113,390	11,441
Wharf Holdings Ltd. (The)	47,000	103,894
Yango Group Co. Ltd., Class A	14,100	13,225
Yuexiu Property Co. Ltd.	282,000	55,281
Yuzhou Group Holdings Co. Ltd.	809,102	282,784
Zhenro Properties Group Ltd.(b)	87,000	50,828
Zhongliang Holdings Group Co. Ltd.(b)	38,000	22,838
Zhongtian Financial Group Co. Ltd., Class A*	28,200	11,785
Zhuguang Holdings Group Co. Ltd.*	134,000	17,973

		12,362,380

Road & Rail - 0.2%
BTS Group Holdings PCL, NVDR	103,040	32,534
Cia de Locacao das Americas*	4,500	21,561
CJ Logistics Corp.*	150	22,528
Container Corp. of India Ltd.	4,571	27,159
Cosan Logistica SA*	4,018	13,850
Daqin Railway Co. Ltd., Class A	47,000	46,339
Dazhong Transportation Group Co. Ltd., Class B	286,900	85,209
Localiza Rent a Car SA*	9,250	108,227
Rumo SA*	18,800	69,901

		427,308

Semiconductors & Semiconductor Equipment - 5.1%
A-DATA Technology Co. Ltd.	96,000	238,264
Ardentec Corp.	188,000	279,625
ASE Technology Holding Co. Ltd.	114,000	374,538
ASMedia Technology, Inc.	1,000	68,030
Chipbond Technology Corp.	15,000	37,068
ChipMOS Technologies, Inc.	235,000	282,394
Daqo New Energy Corp., ADR*(a)	705	62,082
DB HiTek Co. Ltd.*	1,176	64,656
Eo Technics Co. Ltd.*	134	11,859

Investments	Shares	Value ($)
Everlight Electronics Co. Ltd.	188,000	278,618
GemVax & Kael Co. Ltd.*	920	18,711
Gigadevice Semiconductor Beijing, Inc., Class A	1,600	45,072
Global Unichip Corp.	4,000	56,424
Globalwafers Co. Ltd.	3,000	66,423
Hua Hong Semiconductor Ltd.*(a)(b)	6,000	36,176
King Yuan Electronics Co. Ltd.	35,000	46,246
LandMark Optoelectronics Corp.	4,000	39,068
LEENO Industrial, Inc.	180	24,684
LONGi Green Energy Technology Co. Ltd., Class A	4,700	78,239
Macronix International	37,000	51,927
MediaTek, Inc.	23,000	718,686
MLS Co. Ltd., Class A	1,100	2,714
Nanya Technology Corp.	21,000	59,920
Novatek Microelectronics Corp.	10,000	140,702
Parade Technologies Ltd.	1,400	60,495
Phison Electronics Corp.	3,000	40,603
Pixart Imaging, Inc.	1,000	6,660
Powertech Technology, Inc.	21,000	73,043
Radiant Opto-Electronics Corp.	14,330	58,850
Realtek Semiconductor Corp.	7,070	113,994
S&S Tech Corp.	423	14,370
Sanan Optoelectronics Co. Ltd., Class A	9,400	43,022
Seoul Semiconductor Co. Ltd.*	1,370	24,066
Shenzhen Goodix Technology Co. Ltd., Class A	1,800	38,862
Silergy Corp.	1,000	93,385
Silicon Works Co. Ltd.	5,022	306,187
SIMMTECH Co. Ltd.*	8,554	165,559
Sino-American Silicon Products, Inc.	17,000	92,277
Sitronix Technology Corp.	48,000	275,118
SK Hynix, Inc.	17,061	1,868,382
Taiwan Semiconductor Manufacturing Co. Ltd.	282,000	5,951,683
Taiwan Surface Mounting Technology Corp.	112,000	497,956
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	4,700	19,831
Tokai Carbon Korea Co. Ltd.*	86	10,994
TongFu Microelectronics Co. Ltd., Class A*	4,700	19,969
Topco Scientific Co. Ltd.	67,000	283,528
United Microelectronics Corp.	376,000	671,369
United Renewable Energy Co. Ltd.*	44,003	18,542
Vanguard International Semiconductor Corp.	13,000	51,995
ViTrox Corp. Bhd.	4,700	19,300
Win Semiconductors Corp.	6,961	102,914
Winbond Electronics Corp.	52,000	49,117
WONIK IPS Co. Ltd.*	824	35,285
XinTec, Inc.*	3,000	19,873

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Xinyi Solar Holdings Ltd.(a)	54,457	119,395

		14,228,750

Software - 0.3%
360 Security Technology, Inc., Class A	9,400	23,672
Agora, Inc., ADR*(a)	376	21,240
Ahnlab, Inc.*	190	14,183
Asseco Poland SA	2,144	39,198
China Youzan Ltd.*	276,000	119,244
Douzone Bizon Co. Ltd.*	214	19,112
Iflytek Co. Ltd., Class A	4,700	34,009
Kingdee International Software Group Co. Ltd.*(a)	47,000	189,725
Kingsoft Corp. Ltd.(a)	16,000	123,810
Linx SA	1,900	13,113
Ming Yuan Cloud Group Holdings Ltd.*	11,000	69,514
Oracle Financial Services Software Ltd.	632	27,880
Shanghai Baosight Software Co. Ltd., Class A	4,000	41,221
Shanghai Baosight Software Co. Ltd., Class B	6,100	25,876
TOTVS SA	9,500	49,416
Weimob, Inc.*(b)	25,000	72,061
Yonyou Network Technology Co. Ltd., Class A	4,700	31,346

		914,620

Specialty Retail - 0.9%
Abu Dhabi National Oil Co. for Distribution PJSC	46,436	48,925
Ace Hardware Indonesia Tbk. PT	206,000	22,905
China Meidong Auto Holdings Ltd.	8,000	26,928
China Tourism Group Duty Free Corp. Ltd., Class A	2,500	113,763
China Yongda Automobiles Services Holdings Ltd.	53,500	75,070
Detsky Mir PJSC(b)	330,956	627,780
Foschini Group Ltd. (The)*	9,792	66,874
GOME Retail Holdings Ltd.*(a)	254,447	41,019
Home Product Center PCL, NVDR	63,300	28,975
Hotai Motor Co. Ltd.	6,000	121,489
Hotel Shilla Co. Ltd.	396	28,640
Italtile Ltd.	10,931	11,619
Jarir Marketing Co.	839	39,101
JUMBO SA	2,397	37,712
LOTTE Himart Co. Ltd.*	3,942	138,495
M.Video PJSC	8,862	84,038
Mr Price Group Ltd.	4,982	57,216
Petrobras Distribuidora SA	9,400	40,046
Pou Sheng International Holdings Ltd.*	896,000	190,666
PTG Energy PCL, NVDR	26,300	15,114
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	18,800	30,437
Shinsegae International, Inc.*	81	12,419
Siam Global House PCL, NVDR	15,900	11,050
Suning.com Co. Ltd., Class A	23,500	24,043

Investments	Shares	Value ($)
Truworths International Ltd.	198,583	588,922
Via Varejo S/A*	22,800	61,346
Zhongsheng Group Holdings Ltd.	9,000	52,870

		2,597,462

Technology Hardware, Storage & Peripherals - 6.4%
Acer, Inc.	47,858	46,230
Advantech Co. Ltd.	7,941	98,119
Asustek Computer, Inc.	24,000	245,550
Catcher Technology Co. Ltd.	24,000	169,699
Chicony Electronics Co. Ltd.	15,992	49,400
Compal Electronics, Inc.	141,000	108,006
Getac Technology Corp.	144,000	247,092
Gigabyte Technology Co. Ltd.	20,000	56,352
HTC Corp.*	18,000	18,288
Innodisk Corp.	4,733	27,888
Inventec Corp.	90,000	74,726
Legend Holdings Corp., Class H(b)	267,700	425,345
Lenovo Group Ltd.	188,000	221,366
Lite-On Technology Corp.	75,000	147,040
Micro-Star International Co. Ltd.	16,000	74,565
Mitac Holdings Corp.	46,600	48,426
Ninestar Corp., Class A	4,700	19,576
Pegatron Corp.	73,000	204,382
Primax Electronics Ltd.	188,000	373,952
Qisda Corp.	55,000	56,272
Quanta Computer, Inc.	94,000	270,897
Samsung Electronics Co. Ltd.	163,880	12,013,374
Samsung Electronics Co. Ltd. (Preference)	26,414	1,726,143
Shenzhen Kaifa Technology Co. Ltd., Class A	4,700	15,044
Wistron Corp.	94,000	104,901
Wiwynn Corp.	2,000	58,995
Xiaomi Corp., Class B*(b)	194,600	732,839

		17,634,467

Textiles, Apparel & Luxury Goods - 0.9%
Aditya Birla Fashion and Retail Ltd.*	6,536	13,446
ANTA Sports Products Ltd.	15,000	248,199
Bata India Ltd.	122	2,510
Bosideng International Holdings Ltd.(a)	94,000	41,703
CCC SA*	17,000	377,996
Eclat Textile Co. Ltd.	2,698	39,069
F&F Co. Ltd.*	206	18,876
Feng TAY Enterprise Co. Ltd.	10,600	68,137
FF Group*‡(c)	3,536	—
Fila Holdings Corp.*	1,143	43,631
Fuguiniao Group Ltd.*‡(c)	334,800	—
Grendene SA	8,264	11,670
Guararapes Confeccoes SA*	2,400	6,572
Handsome Co. Ltd.*	6,066	168,651
Hansae Co. Ltd.	9,315	131,573
Hwaseung Enterprise Co. Ltd.*	331	3,832
Hyosung TNC Co. Ltd.*	1,128	302,017
Lao Feng Xiang Co. Ltd., Class B	2,500	7,123
Li Ning Co. Ltd.	29,500	184,711
LPP SA*	24	49,622

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Makalot Industrial Co. Ltd.	4,032	27,070
Nan Liu Enterprise Co. Ltd.	4,000	24,926
Page Industries Ltd.	130	48,422
Pou Chen Corp.	94,000	93,992
Rajesh Exports Ltd.	3,055	19,996
Ruentex Industries Ltd.	15,800	38,481
Shenzhou International Group Holdings Ltd.	11,900	233,431
Tainan Spinning Co. Ltd.	48,555	21,848
Titan Co. Ltd.	5,734	111,623
Youngone Corp.	890	28,166
Youngone Holdings Co. Ltd.*	2,316	78,884

		2,446,177

Thrifts & Mortgage Finance - 0.6%
Aavas Financiers Ltd.*	611	15,139
Housing Development Finance Corp. Ltd.	26,461	862,376
LIC Housing Finance Ltd.	137,357	744,959

		1,622,474

Tobacco - 0.3%
British American Tobacco Malaysia Bhd.	5,900	19,119
Eastern Co. SAE	29,100	27,785
Gudang Garam Tbk. PT*	14,900	40,064
ITC Ltd.	35,673	99,377
KT&G Corp.	4,322	309,874
Smoore International Holdings Ltd.*(a)(b)	28,000	277,153

		773,372

Trading Companies & Distributors - 0.4%
Adani Enterprises Ltd.	3,355	23,298
ALAFCO Aviation Lease & Finance Co. KSCP*	153,220	108,792
Barloworld Ltd.*	90,028	564,540
BOC Aviation Ltd.(a)(b)	8,900	72,714
Bohai Leasing Co. Ltd., Class A*	32,900	11,967
COSCO SHIPPING Development Co. Ltd., Class A	37,600	16,237
LG International Corp.	13,160	310,588
Posco International Corp.	2,165	31,935
SK Networks Co. Ltd.*	2,415	11,140
Xiamen C & D, Inc., Class A	9,400	11,247
Zall Smart Commerce Group Ltd.*	20,000	1,651

		1,164,109

Transportation Infrastructure - 1.1%
Adani Ports & Special Economic Zone Ltd.	11,142	77,838
Airports of Thailand PCL	54,000	107,350
Airports of Thailand PCL, NVDR	16,500	32,802
Anhui Expressway Co. Ltd., Class H	100,000	63,065
Bangkok Expressway & Metro PCL, NVDR	136,300	37,115
CCR SA	14,100	31,300
China Merchants Port Holdings Co. Ltd.	55,407	77,317
COSCO SHIPPING Ports Ltd.	760,749	540,599

Investments	Shares	Value ($)
EcoRodovias Infraestrutura e Logistica SA*	4,700	10,442
GMR Infrastructure Ltd.*	48,418	15,827
Grupo Aeroportuario del Centro Norte SAB de CV*	4,105	24,559
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	4,700	48,014
Grupo Aeroportuario del Sureste SAB de CV, Class B*	3,280	52,310
Guangzhou Baiyun International Airport Co. Ltd., Class A	4,700	10,032
International Container Terminal Services, Inc.	18,470	45,525
Jasa Marga Persero Tbk. PT	39,723	12,231
Jiangsu Expressway Co. Ltd., Class H	20,000	23,214
Lingkaran Trans Kota Holdings Bhd.	112,800	108,266
Malaysia Airports Holdings Bhd.	27,900	35,613
MMC Corp. Bhd.	408,900	78,391
Ningbo Zhoushan Port Co. Ltd., Class A	23,500	13,895
Novorossiysk Commercial Sea Port PJSC	1,304,596	143,167
Promotora y Operadora de Infraestructura SAB de CV	2,160	16,455
Qingdao Port International Co. Ltd., Class H(b)	47,000	27,156
Shanghai International Airport Co. Ltd., Class A	4,700	57,470
Shanghai International Port Group Co. Ltd., Class A	61,100	41,706
Shenzhen Airport Co. Ltd., Class A	9,400	11,392
Shenzhen Expressway Co. Ltd., Class A	9,400	12,236
Shenzhen International Holdings Ltd.	30,745	50,674
Shenzhen Investment Holdings Bay Area Development Co. Ltd.	188,000	69,101
Sichuan Expressway Co. Ltd., Class H	282,000	64,373
Taiwan High Speed Rail Corp.	48,000	49,538
TAV Havalimanlari Holding A/S	74,207	218,803
Westports Holdings Bhd.	17,500	18,615
Yuexiu Transport Infrastructure Ltd.	470,000	316,411
Zhejiang Expressway Co. Ltd., Class H	658,000	532,079

		3,074,881

Water Utilities - 0.5%
Aguas Andinas SA, Class A	36,828	11,215
Beijing Enterprises Water Group Ltd.*	210,000	85,583
China Water Affairs Group Ltd.(a)	376,000	291,922
Chongqing Water Group Co. Ltd., Class A	18,800	14,636
Cia de Saneamento Basico do Estado de Sao Paulo*	4,700	35,183

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Cia de Saneamento de Minas Gerais-COPASA	84,600	240,331
Cia de Saneamento do Parana*	107,104	427,651
Grandblue Environment Co. Ltd., Class A	4,700	15,313
Guangdong Investment Ltd.	36,000	63,236
Inversiones Aguas Metropolitanas SA	227,522	180,205
Luenmei Quantum Co. Ltd., Class A	9,400	14,113

		1,379,388

Wireless Telecommunication Services - 1.0%
Advanced Info Service PCL, NVDR	18,000	103,442
America Movil SAB de CV, Series L(a)	727,400	491,683
Axiata Group Bhd.	74,304	61,208
Bharti Airtel Ltd.	39,243	297,765
DiGi.Com Bhd.	61,100	57,284
Empresa Nacional de Telecomunicaciones SA	1,467	9,015
Etihad Etisalat Co.*	5,160	39,483
Far EasTone Telecommunications Co. Ltd.	30,000	64,280
Globe Telecom, Inc.	580	23,416
Indosat Tbk. PT*	417,600	149,568
Intouch Holdings PCL, NVDR	23,500	43,969
Maxis Bhd.	32,900	38,821
Mobile Telecommunications Co. KSCP	80,699	168,700
Mobile Telecommunications Co. Saudi Arabia*	13,386	48,965
Mobile TeleSystems PJSC	26,796	117,198
MTN Group Ltd.	54,191	225,368
PLDT, Inc.	2,960	80,839
Sistema PJSFC	111,143	46,865
SK Telecom Co. Ltd.	1,343	292,948
Taiwan Mobile Co. Ltd.	30,000	103,062
TIM SA*	14,100	34,348
Total Access Communication PCL, NVDR	15,200	16,505
Turkcell Iletisim Hizmetleri A/S	36,425	79,553
Vodacom Group Ltd.	20,586	169,270
Vodafone Idea Ltd.*	97,468	14,962

		2,778,517

TOTAL COMMON STOCKS (Cost $202,794,463)		271,908,468

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(d)
Airlines - 0.0%(d)
Korean Air Lines Co. Ltd., expiring 3/5/2021, price 19,100.00 KRW*(c)	2,708	23,240

Investments	Number of Rights		Value ($)
Chemicals - 0.0%(d)
Hanwha Solutions Corp., expiring 2/25/2021, price 44,900.00 KRW*(c)		535	2,344

Diversified Financial Services - 0.0%(d)
L&T Finance Holdings Ltd., expiring 2/15/2021, price 65.00 INR*(c)		65,834	18,949

Multiline Retail - 0.0%(d)
Lojas Americanas SA, expiring 2/4/2021, price 19.38 BRL*		135	113
Lojas Americanas SA, expiring 2/4/2021, price 15.65 BRL*		49	31

			144

Technology Hardware, Storage & Peripherals - 0.0%
Legend Holdings Corp., expiring 6/30/2021*‡(c)		4,192	—

Textiles, Apparel & Luxury Goods - 0.0%(d)
Makalot Industrial Co. Ltd., expiring 3/11/2021, price 136.00 TWD*(c)		302	561

TOTAL RIGHTS (Cost $12,393)			45,238

Investments	Principal Amount ($)		Value ($)
CORPORATE BONDS - 0.0%(d)
Food Products - 0.0%(d)
Britannia Industries Ltd. 8.00%, 8/28/2022	INR	2,231	32

Independent Power and Renewable Electricity Producers - 0.0%(d)
NTPC Ltd. Series 54, 8.49%, 3/25/2025	INR	49,126	10,931

TOTAL CORPORATE BONDS (Cost $31)			10,963

Investments	Number of Warrants		Value ($)
WARRANTS - 0.0%(d)
Chemicals - 0.0%(d)
Scientex Bhd., expiring 1/14/2026, price 4.30 MYR* (Cost $–)		1,740	388

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - 0.8%

REPURCHASE AGREEMENTS - 0.8%
Citigroup Global Markets, Inc., 0.04%, dated 1/31/2021, due 2/1/2021, repurchase price $1,108,722, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 7.63%, maturing 4/15/2021 - 2/28/2025; total market value $1,120,708	1,108,721	1,108,721
Deutsche Bank AG, London Branch, 0.20%, dated 1/31/2021, due 2/1/2021, repurchase price $700,004, collateralized by various Foreign Government Fixed Income Securities, 1.63%, maturing 2/15/2023; Corporate Bonds, 0.50%, maturing 5/27/2025; total market value $711,021	700,000	700,000
NBC Global Finance Ltd., 0.19%, dated 1/31/2021, due 2/1/2021, repurchase price $400,002, collateralized by various U.S. Treasury Securities, ranging from 1.63% - 3.63%, maturing 5/31/2022 - 2/15/2047; Common Stocks; total market value $438,332	400,000	400,000

		2,208,721

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $2,208,721)		2,208,721

Total Investments - 99.0% (Cost $205,015,608)		274,173,778
Other assets less liabilities - 1.0%		2,730,805

Net Assets - 100.0%		276,904,583

*	Non-income producing security.
^	Security subject to restrictions on resale.
‡	Value determined using significant unobservable inputs.
(a)

The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $8,799,218, collateralized in the form of cash with a value of $2,208,721 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $3,038,242 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.25%, and maturity dates ranging from February 4, 2021 – August 15, 2050 and $4,141,084 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from March 1, 2021 – September 20, 2117; a total value of $9,388,047.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Security fair valued as of January 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2021 amounted to $729,461, which represents approximately 0.26% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets.
(e)	The security was purchased with cash collateral held from securities on loan at January 31, 2021. The total value of securities purchased was $2,208,721.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
BRL	Brazilian Real
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
INR	Indian Rupee
KRW	Korean Won
MYR	Malaysian Ringgit
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
TWD	Taiwan Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open futures contracts as of January 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI Emerging Markets E-Mini Index	76	03/19/2021	USD	$5,039,180	$227,991

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2021:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	66,136	Goldman Sachs & Co.	BRL*	339,553	03/17/2021	$4,016
USD	519,415	Toronto-Dominion Bank (The)	HKD	4,026,137	03/17/2021	144
USD	791,073	Morgan Stanley	KRW*	865,000,000	03/17/2021	17,725
USD	82,579	Goldman Sachs & Co.	RUB*	6,123,045	03/17/2021	1,809
USD	132,300	Citibank NA	TWD*	3,676,120	03/17/2021	979
USD	289,071	Morgan Stanley	TWD*	8,000,000	03/17/2021	3,288

Total unrealized appreciation						$27,961

HKD	1,280,000	BNP Paribas SA	USD	165,136	03/17/2021	$(48)
KRW*	4,043,410	Citibank NA	USD	3,711	03/17/2021	(97)
USD	4,548	Goldman Sachs & Co.	INR*	338,500	03/17/2021	(67)
USD	236,369	Toronto-Dominion Bank (The)	INR*	17,460,000	03/17/2021	(1,641)
USD	11,190	Morgan Stanley	ZAR	170,000	03/17/2021	(35)

Total unrealized depreciation						$(1,888)

Net unrealized appreciation						$26,073

*	Non-deliverable forward.

Abbreviations:

BRL — Brazilian Real
HKD — Hong Kong Dollar
INR — Indian Rupee
KRW — Korean Won
RUB — Russian Ruble
TWD — Taiwan Dollar
USD — US Dollar
ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2021:

Brazil	4.6%
Chile	0.8
China	31.0
Colombia	0.6
Czech Republic	0.3
Egypt	0.4
Greece	0.6
Hungary	0.3
India	8.0
Indonesia	1.7
Kuwait	0.7
Malaysia	2.2
Mexico	1.9
Pakistan	0.5
Peru	0.4
Philippines	1.0
Poland	1.5
Qatar	0.8
Russia	3.7
Saudi Arabia	1.3
South Africa	4.3
South Korea	15.8
Taiwan	11.8
Thailand	2.0
Turkey	1.3
United Arab Emirates	0.7
Other[1]	1.8

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

January 31, 2021 (Unaudited)

Investments	Shares		Value ($)
COMMON STOCKS - 99.2%

Aerospace & Defense - 0.3%
Lockheed Martin Corp.	783		251,985

Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	4,959		443,930

Automobiles - 0.8%
Tesla, Inc.*	937		743,538

Banks - 4.7%
Bank of America Corp.	15,573		461,740
Citigroup, Inc.	26,100		1,513,539
Citizens Financial Group, Inc.	14,094		513,585
M&T Bank Corp.	2,349		311,172
Wells Fargo & Co.	47,067		1,406,362

			4,206,398

Beverages - 0.6%
Monster Beverage Corp.*	5,829		506,132

Biotechnology - 3.8%
AbbVie, Inc.	—	(a)	41
Alexion Pharmaceuticals, Inc.*	870		133,397
Amgen, Inc.	5,568		1,344,282
Biogen, Inc.*	2,088		590,090
Gilead Sciences, Inc.	6,177		405,211
Neurocrine Biosciences, Inc.*	522		57,289
Regeneron Pharmaceuticals, Inc.*	213		107,318
Seagen, Inc.*	1,566		257,247
Vertex Pharmaceuticals, Inc.*	2,175		498,249

			3,393,124

Building Products - 1.2%
Lennox International, Inc.	920		253,451
Masco Corp.	7,395		401,622
Trane Technologies plc	2,610		374,144

			1,029,217

Capital Markets - 1.9%
Ameriprise Financial, Inc.(b)	261		51,644
Bank of New York Mellon Corp. (The)	10,092		401,964
Morgan Stanley	18,531		1,242,504

			1,696,112

Chemicals - 1.4%
Dow, Inc.	9,744		505,713
Sherwin-Williams Co. (The)	1,052		727,774

			1,233,487

Commercial Services & Supplies - 0.3%
Cintas Corp.	870		276,764

Investments	Shares	Value ($)
Communications Equipment - 1.6%
Cisco Systems, Inc.	31,146	1,388,489

Consumer Finance - 1.8%
American Express Co.	2,088	242,751
Capital One Financial Corp.	3,567	371,895
Discover Financial Services	5,655	472,419
Synchrony Financial	14,268	480,118

		1,567,183

Distributors - 0.6%
Pool Corp.	1,392	493,019

Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B*	6,525	1,486,852

Diversified Telecommunication Services - 1.0%
AT&T, Inc.	15,138	433,401
Verizon Communications, Inc.	8,526	466,798

		900,199

Electric Utilities - 2.0%
Duke Energy Corp.	1,740	163,560
Exelon Corp.	12,528	520,664
Pinnacle West Capital Corp.	4,263	320,791
Southern Co. (The)	13,659	804,788

		1,809,803

Electrical Equipment - 1.0%
Eaton Corp. plc	2,523	296,957
Emerson Electric Co.	1,044	82,841
Generac Holdings, Inc.*(b)	1,044	257,263
Rockwell Automation, Inc.	1,131	281,087

		918,148

Energy Equipment & Services - 1.2%
Baker Hughes Co.	23,229	466,671
Halliburton Co.	6,438	113,502
Schlumberger NV	22,968	510,119

		1,090,292

Entertainment - 2.4%
Activision Blizzard, Inc.	9,918	902,538
Electronic Arts, Inc.	4,350	622,920
Take-Two Interactive Software, Inc.*	2,871	575,492

		2,100,950

Equity Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	4,002	909,895
Essex Property Trust, Inc.	119	28,514
Mid-America Apartment Communities, Inc.	174	23,098
Public Storage	2,175	495,073
Weyerhaeuser Co.	13,572	423,311

		1,879,891

Food & Staples Retailing - 0.2%
Walmart, Inc.	1,479	207,785

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value ($)
Food Products - 0.7%
Campbell Soup Co.	3,393	163,237
General Mills, Inc.	2,175	126,367
Kraft Heinz Co. (The)	9,309	311,945

		601,549

Health Care Equipment & Supplies - 1.8%
Hologic, Inc.*	3,654	291,333
IDEXX Laboratories, Inc.*	1,131	541,387
Quidel Corp.*	1,740	436,688
ResMed, Inc.	1,566	315,659

		1,585,067

Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	3,132	326,355
Anthem, Inc.	435	129,186
Cardinal Health, Inc.	7,656	411,357
Cigna Corp.	348	75,533
Humana, Inc.	348	133,322
McKesson Corp.	2,871	500,903
UnitedHealth Group, Inc.	2,001	667,494

		2,244,150

Health Care Technology - 0.6%
Cerner Corp.(b)	6,177	494,840
Veeva Systems, Inc., Class A*	87	24,050

		518,890

Hotels, Restaurants & Leisure - 0.3%
Yum! Brands, Inc.	2,262	229,570

Household Durables - 0.8%
Lennar Corp., Class A(b)	4,176	347,234
PulteGroup, Inc.	9,222	401,157

		748,391

Household Products - 2.6%
Colgate-Palmolive Co.	9,831	766,818
Procter & Gamble Co. (The)	11,745	1,505,826

		2,272,644

Independent Power and Renewable Electricity Producers - 0.7%
AES Corp. (The)	10,527	256,753
Vistra Corp.	18,879	377,014

		633,767

Industrial Conglomerates - 0.7%
Honeywell International, Inc.	3,045	594,902

Insurance - 2.2%
Aflac, Inc.	4,089	184,741
Allstate Corp. (The)	5,046	540,831
American International Group, Inc.	10,614	397,388
Loews Corp.	435	19,701
MetLife, Inc.	10,875	523,631
Prudential Financial, Inc.	3,132	245,173

		1,911,465

Interactive Media & Services - 5.2%
Alphabet, Inc., Class A*	741	1,354,074
Alphabet, Inc., Class C*	750	1,376,805
Facebook, Inc., Class A*	7,241	1,870,567

		4,601,446

Internet & Direct Marketing Retail - 5.2%
Amazon.com, Inc.*	835	2,677,177

Investments	Shares		Value ($)
Booking Holdings, Inc.*	363		705,792
eBay, Inc.	10,614		599,797
Etsy, Inc.*	2,958		588,908

			4,571,674

IT Services - 3.8%
Cognizant Technology Solutions Corp., Class A	3,393		264,485
FleetCor Technologies, Inc.*	435		105,596
Jack Henry & Associates, Inc.	2,088		302,322
Mastercard, Inc., Class A	1,183		374,171
Paychex, Inc.	1,479		129,146
VeriSign, Inc.*	2,001		388,334
Visa, Inc., Class A(b)	9,309		1,798,964

			3,363,018

Leisure Products - 0.2%
Peloton Interactive, Inc., Class A*	1,479		216,126

Life Sciences Tools & Services - 1.1%
ICON plc*(b)	87		17,732
Mettler-Toledo International, Inc.*	419		489,434
Waters Corp.*	1,914		506,578

			1,013,744

Machinery - 0.9%
Dover Corp.	348		40,539
Illinois Tool Works, Inc.	4,002		777,228

			817,767

Media - 2.2%
Charter Communications, Inc., Class A*(b)	1,885		1,145,250
Comcast Corp., Class A	6,003		297,569
Discovery, Inc., Class C*	696		24,381
Omnicom Group, Inc.	5,394		336,478
Sirius XM Holdings, Inc.(b)	23,316		145,958

			1,949,636

Metals & Mining - 0.7%
Newmont Corp.	10,527		627,409

Multiline Retail - 1.1%
Target Corp.	5,481		992,993

Multi-Utilities - 1.0%
Public Service Enterprise Group, Inc.	8,526		481,122
WEC Energy Group, Inc.	4,959		440,855

			921,977

Oil, Gas & Consumable Fuels - 0.9%
Kinder Morgan, Inc.	23,229		327,064
Occidental Petroleum Corp.	16,182		324,611
Williams Cos., Inc. (The)	6,351		134,832

			786,507

Pharmaceuticals - 4.9%
Eli Lilly and Co.	8,091		1,682,685
Johnson & Johnson	13,485		2,199,808
Merck & Co., Inc.	4,698		362,075
Pfizer, Inc.	1,740		62,466
Viatris, Inc.*	—	(a)	1

			4,307,035

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value ($)
Professional Services - 0.2%
TransUnion	1,740	151,450

Road & Rail - 0.3%
Old Dominion Freight Line, Inc.	1,566	303,804

Semiconductors & Semiconductor Equipment - 5.2%
Broadcom, Inc.	1,260	567,630
Intel Corp.	16,617	922,410
KLA Corp.	783	219,295
Lam Research Corp.	1,558	753,994
Maxim Integrated Products, Inc.	2,088	183,138
Microchip Technology, Inc.	174	23,683
NVIDIA Corp.	174	90,409
QUALCOMM, Inc.	2,349	367,102
Texas Instruments, Inc.	9,135	1,513,578

		4,641,239

Software - 11.4%
Adobe, Inc.*	3,219	1,476,781
Autodesk, Inc.*	1,479	410,319
Check Point Software Technologies Ltd.*	3,828	488,989
Citrix Systems, Inc.	3,567	475,517
Fair Isaac Corp.*	485	218,303
Fortinet, Inc.*	3,393	491,137
Intuit, Inc.	3,393	1,225,653
Microsoft Corp.	15,486	3,592,132
Oracle Corp.	23,316	1,408,986
SS&C Technologies Holdings, Inc.	348	21,882
Zoom Video Communications, Inc., Class A*	696	258,961

		10,068,660

Specialty Retail - 1.8%
Best Buy Co., Inc.	3,045	331,357
Home Depot, Inc. (The)	2,697	730,402
Lowe’s Cos., Inc.	3,219	537,090

		1,598,849

Technology Hardware, Storage & Peripherals - 8.0%
Apple, Inc.	53,418	7,049,039
NetApp, Inc.	870	57,803

		7,106,842

Tobacco - 0.7%
Altria Group, Inc.	1,740	71,479
Philip Morris International, Inc.	6,960	554,364

		625,843

Trading Companies & Distributors - 0.4%
United Rentals, Inc.*	783	190,277
WW Grainger, Inc.	559	203,694

		393,971

TOTAL COMMON STOCKS (Cost $72,428,190)		88,023,683

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 0.2%

REPURCHASE AGREEMENTS - 0.2%
Citigroup Global Markets, Inc., 0.04%, dated 1/31/2021, due 2/1/2021, repurchase price $155,101, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 7.63%, maturing 4/15/2021 - 2/28/2025; total market value $156,778 (Cost $155,101)	155,101	155,101

Total Investments - 99.4% (Cost $72,583,291)		88,178,784
Other assets less liabilities - 0.6%		513,630

Net Assets - 100.0%		88,692,414

*	Non-income producing security.
(a)	Amount represents less than one share.
(b)

The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $3,965,569, collateralized in the form of cash with a value of $155,101 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $4,057,758 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from February 4, 2021 – August 15, 2050; a total value of $4,212,859.

(c)	The security was purchased with cash collateral held from securities on loan at January 31, 2021. The total value of securities purchased was $155,101.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Large Cap Index Fund (cont.)

Futures Contracts

FlexShares® US Quality Large Cap Index Fund had the following open futures contracts as of January 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Long Contracts
S&P 500 E-Mini Index	3	03/19/2021	USD	$555,780	$(4,270)

Abbreviations:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® US ESG Impact Index Fund

January 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.0%

Aerospace & Defense - 0.1%
Teledyne Technologies, Inc.*	204	72,830

Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.(a)	476	40,727
FedEx Corp.	1,292	304,059

		344,786

Airlines - 0.0%(b)
United Airlines Holdings, Inc.*(a)	1,224	48,948

Auto Components - 0.0%(b)
BorgWarner, Inc.	68	2,855

Automobiles - 3.8%
General Motors Co.	12,036	609,984
Tesla, Inc.*	6,596	5,234,124

		5,844,108

Banks - 5.8%
Bank of America Corp.	77,452	2,296,452
Citigroup, Inc.	20,604	1,194,826
Fifth Third Bancorp	6,052	175,084
Huntington Bancshares, Inc.(a)	4,556	60,253
JPMorgan Chase & Co.	30,600	3,937,302
KeyCorp	10,064	169,679
PNC Financial Services Group, Inc. (The)	3,740	536,765
Regions Financial Corp.	3,332	56,677
US Bancorp	11,764	504,088

		8,931,126

Beverages - 2.6%
Brown-Forman Corp., Class B	1,292	92,598
Coca-Cola Co. (The)	32,300	1,555,245
Coca-Cola European Partners plc	1,700	78,999
Constellation Brands, Inc., Class A	1,224	258,178
Keurig Dr Pepper, Inc.	2,924	92,983
PepsiCo, Inc.	13,940	1,903,786

		3,981,789

Biotechnology - 2.2%
AbbVie, Inc.	11,968	1,226,480
Amgen, Inc.	3,876	935,783
Biogen, Inc.*	680	192,175
Gilead Sciences, Inc.	10,132	664,659
Regeneron Pharmaceuticals, Inc.*	408	205,567
Vertex Pharmaceuticals, Inc.*	748	171,352

		3,396,016

Building Products - 0.4%
Allegion plc	408	43,660
Fortune Brands Home & Security, Inc.	136	11,730
Johnson Controls International plc	4,896	243,919
Lennox International, Inc.	272	74,933

Investments	Shares	Value ($)
Trane Technologies plc	2,108	302,182

		676,424

Capital Markets - 2.7%
Bank of New York Mellon Corp. (The)	7,208	287,095
BlackRock, Inc.	1,428	1,001,399
CME Group, Inc.	1,156	210,092
Goldman Sachs Group, Inc. (The)	3,400	921,978
Morgan Stanley	14,008	939,236
S&P Global, Inc.(a)	1,972	625,124
State Street Corp.	3,332	233,240

		4,218,164

Chemicals - 1.2%
Air Products and Chemicals, Inc.	1,020	272,095
Celanese Corp.	1,156	141,205
Eastman Chemical Co.	1,156	113,693
Ecolab, Inc.	2,788	570,174
International Flavors & Fragrances, Inc.(a)	952	106,986
LyondellBasell Industries NV, Class A	1,632	139,960
PPG Industries, Inc.	1,224	164,885
Sherwin-Williams Co. (The)	544	376,339

		1,885,337

Commercial Services & Supplies - 0.2%
Cintas Corp.	952	302,850

Communications Equipment - 0.6%
Cisco Systems, Inc.	14,892	663,885
Motorola Solutions, Inc.	1,496	250,655

		914,540

Consumer Finance - 0.4%
Capital One Financial Corp.	4,148	432,471
Synchrony Financial	4,488	151,021

		583,492

Containers & Packaging - 0.5%
Amcor plc	8,500	92,990
Avery Dennison Corp.	476	71,814
Ball Corp.	2,584	227,444
International Paper Co.	2,448	123,159
Packaging Corp. of America(a)	1,020	137,149
Westrock Co.	1,768	73,248

		725,804

Distributors - 0.0%(b)
Genuine Parts Co.	204	19,152

Diversified Telecommunication Services - 2.4%
AT&T, Inc.	60,248	1,724,900
Lumen Technologies, Inc.	8,500	105,230
Verizon Communications, Inc.	34,408	1,883,838

		3,713,968

Electric Utilities - 1.3%
Alliant Energy Corp.	1,836	89,321
Duke Energy Corp.	4,692	441,048

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
Entergy Corp.	1,972	187,991
Eversource Energy	3,808	333,200
FirstEnergy Corp.	3,740	115,042
NextEra Energy, Inc.	10,132	819,375
PPL Corp.	3,264	90,315

		2,076,292

Electrical Equipment - 0.6%
Eaton Corp. plc	3,128	368,166
Emerson Electric Co.	4,352	345,331
Rockwell Automation, Inc.	1,020	253,500

		966,997

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A	816	101,902
Keysight Technologies, Inc.*(a)	1,088	154,050
TE Connectivity Ltd.	1,020	122,808
Trimble, Inc.*	2,176	143,420

		522,180

Energy Equipment & Services - 0.3%
Baker Hughes Co.	1,428	28,688
Halliburton Co.	8,908	157,048
Schlumberger NV	14,552	323,200

		508,936

Entertainment - 1.8%
Spotify Technology SA*	408	128,520
Take-Two Interactive Software, Inc.*	476	95,414
Walt Disney Co. (The)*	15,368	2,584,437

		2,808,371

Equity Real Estate Investment Trusts (REITs) - 1.2%
AvalonBay Communities, Inc.	816	133,555
Digital Realty Trust, Inc.	748	107,675
Equity LifeStyle Properties, Inc.	1,088	66,194
Essex Property Trust, Inc.	612	146,641
Healthpeak Properties, Inc.	6,188	183,474
Host Hotels & Resorts, Inc.	6,324	85,690
Prologis, Inc.	3,740	385,968
Public Storage	884	201,216
Welltower, Inc.	3,808	230,765
Weyerhaeuser Co.	6,392	199,367
WP Carey, Inc.(a)	1,496	99,334

		1,839,879

Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	3,672	1,294,123
Kroger Co. (The)	4,284	147,798
Sysco Corp.	2,108	150,743
Walgreens Boots Alliance, Inc.	3,672	184,518

		1,777,182

Food Products - 1.1%
Archer-Daniels-Midland Co.	4,284	214,243
Campbell Soup Co.	1,768	85,059
Conagra Brands, Inc.	2,584	89,406
General Mills, Inc.	4,760	276,556
Hershey Co. (The)	1,428	207,688
J M Smucker Co. (The)	680	79,159
Kellogg Co.	2,448	144,285
McCormick & Co., Inc. (Non-Voting)(a)	1,360	121,774

Investments	Shares	Value ($)
Mondelez International, Inc., Class A	5,304	294,054
Tyson Foods, Inc., Class A	1,836	118,073

		1,630,297

Health Care Equipment & Supplies - 4.0%
Abbott Laboratories	14,688	1,815,290
ABIOMED, Inc.*	136	47,362
Align Technology, Inc.*	340	178,629
Baxter International, Inc.	3,672	282,120
Becton Dickinson and Co.	2,380	623,060
Boston Scientific Corp.*	12,920	457,885
Danaher Corp.	3,264	776,310
Edwards Lifesciences Corp.*	3,196	263,925
Hologic, Inc.*	2,516	200,601
IDEXX Laboratories, Inc.*	272	130,201
Intuitive Surgical, Inc.*	408	305,037
Medtronic plc	4,760	529,931
ResMed, Inc.	884	178,188
STERIS plc	340	63,617
Varian Medical Systems, Inc.*	884	155,204
Zimmer Biomet Holdings, Inc.	1,224	188,092

		6,195,452

Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.	1,156	120,455
Anthem, Inc.	2,448	727,007
Cigna Corp.	1,360	295,188
CVS Health Corp.	6,664	477,476
Humana, Inc.	408	156,309
Laboratory Corp. of America Holdings*(a)	408	93,395
McKesson Corp.	816	142,367
Quest Diagnostics, Inc.	1,360	175,644
UnitedHealth Group, Inc.	6,324	2,109,560

		4,297,401

Health Care Technology - 0.4%
Cerner Corp.(a)	2,448	196,109
Veeva Systems, Inc., Class A*(a)	1,360	375,959

		572,068

Hotels, Restaurants & Leisure - 1.0%
Darden Restaurants, Inc.	476	55,640
Domino’s Pizza, Inc.	204	75,635
Hilton Worldwide Holdings, Inc.	2,312	234,414
Marriott International, Inc., Class A	2,924	340,090
McDonald’s Corp.	2,380	494,659
MGM Resorts International	3,128	89,336
Vail Resorts, Inc.	204	54,256
Wynn Resorts Ltd.(a)	476	47,376
Yum! Brands, Inc.	1,292	131,125

		1,522,531

Household Durables - 0.1%
Lennar Corp., Class A	884	73,505

Household Products - 2.6%
Church & Dwight Co., Inc.	544	45,930
Clorox Co. (The)	952	199,406
Colgate-Palmolive Co.	4,624	360,672
Kimberly-Clark Corp.	1,564	206,604

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
Procter & Gamble Co. (The)	24,820	3,182,172

		3,994,784

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	3,808	92,877

Industrial Conglomerates - 1.4%
3M Co.	5,712	1,003,370
General Electric Co.	87,108	930,313
Roper Technologies, Inc.	748	293,897

		2,227,580

Insurance - 1.5%
Aflac, Inc.	6,460	291,863
Allstate Corp. (The)	2,448	262,377
Aon plc, Class A(a)	1,428	290,027
Arthur J Gallagher & Co.	612	70,631
Chubb Ltd.	3,060	445,750
Globe Life, Inc.	1,088	98,344
Hartford Financial Services Group, Inc. (The)	3,604	173,064
Principal Financial Group, Inc.	2,856	140,715
Progressive Corp. (The)	3,264	284,588
Travelers Cos., Inc. (The)	2,176	296,589

		2,353,948

Interactive Media & Services - 7.9%
Alphabet, Inc., Class C*	3,128	5,742,195
Facebook, Inc., Class A*	24,276	6,271,219
Snap, Inc., Class A*	4,420	233,995

		12,247,409

Internet & Direct Marketing Retail - 5.4%
Amazon.com, Inc.*	2,448	7,848,778
eBay, Inc.	2,516	142,179
Etsy, Inc.*	1,020	203,072
Farfetch Ltd., Class A*	1,700	104,108

		8,298,137

IT Services - 3.9%
Accenture plc, Class A	6,596	1,595,704
Akamai Technologies, Inc.*	884	98,150
Amdocs Ltd.	1,088	76,835
Automatic Data Processing, Inc.	2,924	482,811
Booz Allen Hamilton Holding Corp.	1,428	121,623
Broadridge Financial Solutions, Inc.	680	96,091
Cognizant Technology Solutions Corp., Class A	3,536	275,631
EPAM Systems, Inc.*	272	93,685
International Business Machines Corp.	8,772	1,044,833
Leidos Holdings, Inc.	680	72,121
Mastercard, Inc., Class A	5,848	1,849,664
Okta, Inc.*	340	88,063
Western Union Co. (The)	2,720	60,574
Wix.com Ltd.*	272	67,198

		6,022,983

Leisure Products - 0.1%
Hasbro, Inc.	884	82,937

Investments	Shares	Value ($)
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	2,312	277,833
Avantor, Inc.*	5,372	158,420
Charles River Laboratories International, Inc.*	204	52,846
Illumina, Inc.*	1,020	434,969
Mettler-Toledo International, Inc.*	272	317,723
PerkinElmer, Inc.	612	90,007
Thermo Fisher Scientific, Inc.	2,040	1,039,788

		2,371,586

Machinery - 1.5%
Caterpillar, Inc.	5,508	1,007,083
Cummins, Inc.	1,020	239,108
Deere & Co.	1,088	314,214
Dover Corp.	952	110,899
PACCAR, Inc.	3,808	347,366
Parker-Hannifin Corp.	476	125,954
Stanley Black & Decker, Inc.	680	117,973
Xylem, Inc.	612	59,113

		2,321,710

Media - 1.1%
Comcast Corp., Class A	30,328	1,503,359
Omnicom Group, Inc.	2,584	161,190

		1,664,549

Metals & Mining - 0.4%
Freeport-McMoRan, Inc.*	6,052	162,859
Newmont Corp.	6,596	393,122

		555,981

Mortgage Real Estate Investment Trusts (REITs) - 0.0%(b)
Annaly Capital Management, Inc.	5,780	46,934

Multiline Retail - 0.4%
Dollar General Corp.	884	172,035
Target Corp.	2,652	480,463

		652,498

Multi-Utilities - 0.5%
CMS Energy Corp.	1,428	81,225
Dominion Energy, Inc.	4,488	327,130
NiSource, Inc.	2,516	55,729
Sempra Energy	2,584	319,796

		783,880

Oil, Gas & Consumable Fuels - 2.9%
Chevron Corp.	19,788	1,685,937
ConocoPhillips	13,668	547,130
Exxon Mobil Corp.	42,092	1,887,405
Hess Corp.	1,768	95,437
Phillips 66	2,516	170,585
Valero Energy Corp.	2,244	126,629

		4,513,123

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	1,564	370,121

Pharmaceuticals - 2.5%
Bristol-Myers Squibb Co.	15,640	960,765
Eli Lilly and Co.	7,004	1,456,622
Merck & Co., Inc.	17,408	1,341,635

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
Viatris, Inc.*	2,788	47,368

		3,806,390

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	3,264	199,039

Semiconductors & Semiconductor Equipment - 6.6%
Advanced Micro Devices, Inc.*(a)	7,820	669,705
Analog Devices, Inc.	1,428	210,387
Broadcom, Inc.	2,720	1,225,360
Intel Corp.	40,868	2,268,583
KLA Corp.	1,020	285,671
Lam Research Corp.	748	361,995
Marvell Technology Group Ltd.(a)	2,720	139,971
Maxim Integrated Products, Inc.	1,224	107,357
Micron Technology, Inc.*	7,888	617,394
NVIDIA Corp.	3,128	1,625,277
ON Semiconductor Corp.*(a)	2,720	93,813
QUALCOMM, Inc.	5,508	860,790
Skyworks Solutions, Inc.	748	126,599
Teradyne, Inc.	1,020	115,750
Texas Instruments, Inc.	9,384	1,554,835

		10,263,487

Software - 9.2%
Adobe, Inc.*	3,264	1,497,425
ANSYS, Inc.*	680	240,972
Autodesk, Inc.*	2,312	641,418
Citrix Systems, Inc.	340	45,326
Crowdstrike Holdings, Inc., Class A*	1,156	249,465
Fortinet, Inc.*	408	59,058
Intuit, Inc.	952	343,891
Microsoft Corp.	35,768	8,296,745
NortonLifeLock, Inc.	476	10,029
Oracle Corp.	19,380	1,171,133
Palo Alto Networks, Inc.*	408	143,106
PTC, Inc.*	340	45,189
salesforce.com, Inc.*	6,052	1,365,089
Splunk, Inc.*(a)	952	157,109

		14,265,955

Specialty Retail - 3.0%
AutoZone, Inc.*	68	76,049
Best Buy Co., Inc.	1,700	184,994
Burlington Stores, Inc.*	748	186,177
Home Depot, Inc. (The)	10,812	2,928,106
Lowe’s Cos., Inc.	3,944	658,056
TJX Cos., Inc. (The)	10,268	657,563

		4,690,945

Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	60,860	8,031,086
Dell Technologies, Inc., Class C*	748	54,522
Hewlett Packard Enterprise Co.	11,152	137,616
HP, Inc.	14,416	350,885
NetApp, Inc.	1,700	112,948
Western Digital Corp.	2,924	165,001

		8,852,058

Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica, Inc.*(a)	884	290,553

Investments	Shares	Value ($)
VF Corp.	1,088	83,635

		374,188

Tobacco - 0.7%
Altria Group, Inc.	11,900	488,852
Philip Morris International, Inc.	8,092	644,528

		1,133,380

Trading Companies & Distributors - 0.2%
Fastenal Co.	4,352	198,408
WW Grainger, Inc.	204	74,335

		272,743

Water Utilities - 0.2%
American Water Works Co., Inc.	1,632	259,521

TOTAL COMMON STOCKS (Cost $124,856,807)		153,172,023

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 0.1%

REPURCHASE AGREEMENTS - 0.1%
Citigroup Global Markets, Inc., 0.04%, dated 1/31/2021, due 2/1/2021, repurchase price $109,389, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 7.63%, maturing 4/15/2021 - 2/28/2025; total market value $110,572 (Cost $109,389)	109,389	109,389

Total Investments - 99.1% (Cost $124,966,196)		153,281,412
Other assets less liabilities - 0.9%		1,347,341

Net Assets - 100.0%		154,628,753

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $3,103,391, collateralized in the form of cash with a value of $109,389 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $3,052,728 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from February 4, 2021 – May 15, 2050 and $55,416 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from September 28, 2022 – September 20, 2117; a total value of $3,217,533.

(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at January 31, 2021. The total value of securities purchased was $109,389.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

Futures Contracts

FlexShares® STOXX® US ESG Impact Index Fund had the following open futures contracts as of January 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	7	03/19/2021	USD	$1,296,820	$6,200

Abbreviations:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

January 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.7%

Aerospace & Defense - 0.1%
Meggitt plc*	11,775	64,160
Saab AB, Class B*	475	13,377
Teledyne Technologies, Inc.*	75	26,776

		104,313

Air Freight & Logistics - 0.2%
Deutsche Post AG (Registered)	3,175	157,417
FedEx Corp.	675	158,854

		316,271

Airlines - 0.0%(a)
Deutsche Lufthansa AG (Registered)*	147	1,901
International Consolidated Airlines Group SA*	819	1,608
Qantas Airways Ltd.*	3,935	13,586
Ryanair Holdings plc*	925	16,070
Singapore Airlines Ltd.*(b)	7,500	23,227
United Airlines Holdings, Inc.*	63	2,520

		58,912

Auto Components - 0.3%
Bridgestone Corp.	5,000	184,727
Cie Generale des Etablissements Michelin SCA	925	127,999
Continental AG	225	31,641
Nokian Renkaat OYJ	63	2,316
Valeo SA	1,800	67,441

		414,124

Automobiles - 3.0%
Bayerische Motoren Werke AG	1,750	148,847
Daimler AG (Registered)	3,650	257,727
Ferrari NV	500	104,633
General Motors Co.	7,125	361,095
Honda Motor Co. Ltd.	10,000	264,053
Nissan Motor Co. Ltd.*	20,000	101,648
Renault SA*	950	40,672
Stellantis NV(b)	8,503	129,326
Tesla, Inc.*	3,825	3,035,252
Volkswagen AG (Preference)	700	133,041

		4,576,294

Banks - 7.4%
ABN AMRO Bank NV, CVA(c)	462	4,833
Australia & New Zealand Banking Group Ltd.	9,150	166,452
Banco Bilbao Vizcaya Argentaria SA	37,875	173,336
Banco de Sabadell SA	94,725	41,636
Banco Santander SA*	79,014	231,826
Bank of America Corp.	58,800	1,743,420
Bank of Ireland Group plc*	19,550	73,154
Bank of Montreal	1,825	135,891
Bank of Nova Scotia (The)	5,400	288,293
Bank Polska Kasa Opieki SA*	525	8,991

Investments	Shares	Value ($)
Bankinter SA	231	1,304
Barclays plc*	84,175	154,358
BAWAG Group AG(c)	1,150	50,381
BNP Paribas SA*	5,050	244,060
CaixaBank SA	15,925	40,378
Citigroup, Inc.	16,100	933,639
Commerzbank AG*	5,325	35,452
Commonwealth Bank of Australia	12,900	826,542
DBS Group Holdings Ltd.	5,031	95,457
DNB ASA*	7,050	138,437
Erste Group Bank AG	325	9,970
Fifth Third Bancorp	4,250	122,952
Hang Seng Bank Ltd.(b)	2,500	45,236
HSBC Holdings plc*	110,575	581,174
Huntington Bancshares, Inc.	3,075	40,667
ING Groep NV*	14,700	131,710
Intesa Sanpaolo SpA*	97,250	213,283
JPMorgan Chase & Co.	15,350	1,975,084
KBC Group NV*	625	43,828
KeyCorp	4,225	71,233
Lloyds Banking Group plc*	246,475	111,692
Mitsubishi UFJ Financial Group, Inc.	80,000	358,604
National Australia Bank Ltd.	13,850	250,146
Natwest Group plc*	17,975	36,433
Nordea Bank Abp*	6,275	51,123
PNC Financial Services Group, Inc. (The)	1,775	254,748
Royal Bank of Canada	4,775	386,874
Skandinaviska Enskilda Banken AB, Class A*	9,775	107,201
Societe Generale SA*	2,225	41,731
Standard Chartered plc*	6,275	38,259
Svenska Handelsbanken AB, Class A*	7,075	71,170
Toronto-Dominion Bank (The)	5,900	334,662
UniCredit SpA*	8,825	81,022
United Overseas Bank Ltd.	2,500	44,043
US Bancorp	7,625	326,731
Westpac Banking Corp.	17,875	289,789

		11,407,205

Beverages - 2.0%
Anheuser-Busch InBev SA/NV	3,875	244,708
Asahi Group Holdings Ltd.(b)	2,500	100,578
Carlsberg A/S, Class B	300	44,113
Coca-Cola Amatil Ltd.	2,975	29,856
Coca-Cola Co. (The)	14,025	675,304
Coca-Cola European Partners plc	950	44,146
Coca-Cola HBC AG, DI*	189	5,614
Constellation Brands, Inc., Class A	625	131,831
Diageo plc	7,850	317,891
Heineken Holding NV	350	30,871
Heineken NV	1,275	133,121
Kirin Holdings Co. Ltd.	7,500	160,896
PepsiCo, Inc.	6,650	908,190
Pernod Ricard SA	1,175	222,263

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
Remy Cointreau SA(b)	50	9,300
Suntory Beverage & Food Ltd.	2,500	87,277
Thai Beverage PCL	4,200	2,611
Treasury Wine Estates Ltd.	336	2,591

		3,151,161

Biotechnology - 1.4%
AbbVie, Inc.	6,701	686,705
Amgen, Inc.	2,075	500,967
Biogen, Inc.*	200	56,522
CSL Ltd.	2,775	578,524
Gilead Sciences, Inc.	5,875	385,400
Grifols SA(b)	1,250	36,903

		2,245,021

Building Products - 0.7%
AGC, Inc.	2,500	86,680
Assa Abloy AB, Class B	5,000	124,302
Cie de Saint-Gobain	3,450	172,183
Daikin Industries Ltd.	1,200	253,365
Geberit AG (Registered)	175	107,329
Johnson Controls International plc	2,375	118,323
Lennox International, Inc.	125	34,436
Lixil Corp.	2,500	58,288
Trane Technologies plc	1,075	154,101

		1,109,007

Capital Markets - 2.6%
Bank of New York Mellon Corp. (The)	1,850	73,686
BlackRock, Inc.	825	578,540
Brookfield Asset Management, Inc., Class A	5,575	216,244
Credit Suisse Group AG (Registered)	13,725	181,359
Daiwa Securities Group, Inc.	10,000	47,490
Deutsche Bank AG (Registered)*	10,575	107,521
Goldman Sachs Group, Inc. (The)	2,550	691,483
Hong Kong Exchanges & Clearing Ltd.	2,527	162,104
Intermediate Capital Group plc	3,325	77,620
Julius Baer Group Ltd.	700	42,491
London Stock Exchange Group plc	1,675	199,788
Macquarie Group Ltd.	2,325	234,399
Morgan Stanley	8,300	556,515
Natixis SA*	84	319
S&P Global, Inc.	1,025	324,925
Standard Life Aberdeen plc	14,725	61,086
State Street Corp.	1,725	120,750
UBS Group AG (Registered)	22,750	329,256

		4,005,576

Chemicals - 1.6%
Air Liquide SA	1,482	243,065
Air Products and Chemicals, Inc.	525	140,049
Akzo Nobel NV	1,150	117,136
Arkema SA	625	69,477
BASF SE	2,450	189,990
Celanese Corp.	500	61,075
Clariant AG (Registered)	1,075	22,911
Croda International plc	532	45,922
Eastman Chemical Co.	850	83,598

Investments	Shares	Value ($)
Ecolab, Inc.	1,275	260,750
Evonik Industries AG	1,825	60,263
Givaudan SA (Registered)	25	101,057
Hexpol AB	1,750	19,253
International Flavors & Fragrances, Inc.	350	39,333
Johnson Matthey plc	126	5,108
Koninklijke DSM NV	1,100	192,440
LyondellBasell Industries NV, Class A	200	17,152
Mitsubishi Chemical Holdings Corp.	15,000	102,354
Mitsui Chemicals, Inc.	2,600	74,428
Nippon Paint Holdings Co. Ltd.(b)	2,500	224,939
Novozymes A/S, Class B	925	55,784
Orica Ltd.	4,725	55,321
PPG Industries, Inc.	700	94,297
Sherwin-Williams Co. (The)	250	172,950
Solvay SA	75	8,569
Symrise AG	275	34,312

		2,491,533

Commercial Services & Supplies - 0.3%
Brambles Ltd.	6,250	50,687
Cintas Corp.	375	119,295
Downer EDI Ltd.	1,237	4,897
Elis SA*	168	2,539
G4S plc*	22,150	79,113
ISS A/S*(b)	63	1,091
Rentokil Initial plc*	11,600	79,263
Securitas AB, Class B	2,475	38,400
SPIE SA*	825	18,342

		393,627

Communications Equipment - 0.2%
Nokia OYJ*	18,975	91,381
Telefonaktiebolaget LM Ericsson, Class B	14,025	177,868

		269,249

Construction & Engineering - 0.3%
Bouygues SA	1,550	61,050
Eiffage SA*	850	77,388
Ferrovial SA	1,413	33,998
Obayashi Corp.	2,500	20,918
Skanska AB, Class B	2,750	71,502
Vinci SA	1,903	177,049

		441,905

Construction Materials - 0.3%
Boral Ltd.	16,825	62,479
CRH plc	3,475	145,145
HeidelbergCement AG	875	64,867
LafargeHolcim Ltd. (Registered)*	2,131	115,581
Wienerberger AG	475	16,181

		404,253

Consumer Finance - 0.2%
Capital One Financial Corp.	2,575	268,469
Synchrony Financial	1,900	63,935

		332,404

Containers & Packaging - 0.3%
Ball Corp.	1,750	154,035

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
DS Smith plc*	567	2,834
International Paper Co.	975	49,052
Orora Ltd.	5,079	9,781
Packaging Corp. of America	525	70,592
Smurfit Kappa Group plc	875	42,181
Westrock Co.	1,750	72,503

		400,978

Distributors - 0.0%(a)
Genuine Parts Co.	550	51,634

Diversified Financial Services - 0.1%
EXOR NV	625	46,607
Groupe Bruxelles Lambert SA	650	64,580
Kinnevik AB, Class B*	1,150	56,709
L E Lundbergforetagen AB, Class B*	825	43,594
Wendel SE	42	4,858

		216,348

Diversified Telecommunication Services - 1.5%
AT&T, Inc.	18,950	542,538
BCE, Inc.	2,075	88,104
BT Group plc*	29,675	51,182
Cellnex Telecom SA(b)(c)	2,100	123,253
Deutsche Telekom AG (Registered)	16,400	292,888
Elisa OYJ	675	40,248
Koninklijke KPN NV	23,025	72,059
Lumen Technologies, Inc.	4,025	49,829
Orange SA	5,525	65,136
Proximus SADP	84	1,774
Singapore Telecommunications Ltd.	20,000	35,566
Spark New Zealand Ltd.	12,182	42,142
Swisscom AG (Registered)	150	81,846
Telecom Italia SpA	6,132	2,633
Telefonica SA(b)	864	3,731
Telenor ASA	4,025	66,848
Telia Co. AB	3,425	15,089
Telstra Corp. Ltd.	44,625	106,824
TELUS Corp.	3,143	64,929
Verizon Communications, Inc.	10,900	596,775

		2,343,394

Electric Utilities - 1.2%
CK Infrastructure Holdings Ltd.	4,500	23,998
CLP Holdings Ltd.	5,000	46,880
Duke Energy Corp.	2,275	213,850
EDP - Energias de Portugal SA	8,350	52,467
Electricite de France SA*	5,650	70,564
Endesa SA	650	16,662
Enel SpA	22,025	219,176
Entergy Corp.	775	73,881
Eversource Energy	1,900	166,250
FirstEnergy Corp.	2,600	79,976
Fortum OYJ	2,250	54,629
Iberdrola SA	33,472	454,839
Orsted A/S(c)	1,025	195,390
PPL Corp.	1,625	44,964
Red Electrica Corp. SA	975	18,550
SSE plc	6,267	127,711

Investments	Shares	Value ($)
Terna Rete Elettrica Nazionale SpA	8,575	62,444

		1,922,231

Electrical Equipment - 1.3%
ABB Ltd. (Registered)	8,900	263,518
Eaton Corp. plc	1,850	217,745
Legrand SA	1,350	124,485
Nidec Corp.	6,600	873,107
Prysmian SpA	1,575	50,975
Rockwell Automation, Inc.	275	68,346
Schneider Electric SE	1,700	249,802
Signify NV*(c)	275	13,130
Vestas Wind Systems A/S	825	179,770

		2,040,878

Electronic Equipment, Instruments & Components - 1.5%
Alps Alpine Co. Ltd.	2,500	33,335
Azbil Corp.	1,300	66,307
Halma plc	1,600	54,247
Hexagon AB, Class B	1,325	116,427
Hitachi Ltd.	8,600	353,709
Keysight Technologies, Inc.*	800	113,272
Kyocera Corp.	2,500	159,965
Murata Manufacturing Co. Ltd.	8,600	825,952
Taiyo Yuden Co. Ltd.	2,500	146,616
TDK Corp.	1,300	209,599
TE Connectivity Ltd.	1,175	141,470
Trimble, Inc.*	1,025	67,558

		2,288,457

Energy Equipment & Services - 0.1%
Halliburton Co.	4,800	84,624
Schlumberger NV	5,000	111,050
Worley Ltd.	252	2,208

		197,882

Entertainment - 1.1%
Ubisoft Entertainment SA*	550	55,059
Vivendi SA	3,900	119,969
Walt Disney Co. (The)*	9,075	1,526,143

		1,701,171

Equity Real Estate Investment Trusts (REITs) - 1.1%
alstria office REIT-AG	2,875	49,598
AvalonBay Communities, Inc.	475	77,743
British Land Co. plc (The)	11,875	73,168
Cofinimmo SA	102	15,292
Covivio	193	15,909
Derwent London plc	1,400	60,981
Dexus	9,675	66,883
Essex Property Trust, Inc.	350	83,864
Gecina SA	400	57,149
Goodman Group	10,050	136,328
GPT Group (The)	630	2,088
Healthpeak Properties, Inc.	2,075	61,524
Host Hotels & Resorts, Inc.	675	9,146
Klepierre SA(b)	42	1,014
Land Securities Group plc	630	5,318
Link REIT	10,178	88,866
Merlin Properties Socimi SA	5,025	48,290
Mirvac Group	14,625	26,706
Nippon Prologis REIT, Inc.	25	81,546
Orix JREIT, Inc.(b)	25	41,836

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
Prologis, Inc.	2,025	208,980
Scentre Group	33,125	69,383
Segro plc	2,225	29,154
Stockland	16,675	56,933
Suntec REIT	10,000	12,056
Welltower, Inc.	2,750	166,650
Weyerhaeuser Co.	2,925	91,231
WP Carey, Inc.	225	14,940

		1,652,576

Food & Staples Retailing - 1.0%
Alimentation Couche-Tard, Inc., Class B	2,525	77,087
Carrefour SA	1,075	18,271
Coles Group Ltd.	6,750	94,308
Costco Wholesale Corp.	2,275	801,778
Etablissements Franz Colruyt NV	105	6,488
J Sainsbury plc	1,722	5,779
Jeronimo Martins SGPS SA	1,075	17,599
Kesko OYJ, Class B	1,100	28,599
Koninklijke Ahold Delhaize NV	5,575	159,777
Lawson, Inc.	800	38,818
Woolworths Group Ltd.	10,225	320,552

		1,569,056

Food Products - 1.5%
AAK AB	600	11,780
Archer-Daniels-Midland Co.	1,950	97,519
Associated British Foods plc*	250	7,268
Danone SA	2,825	188,628
General Mills, Inc.	2,175	126,367
Hershey Co. (The)	675	98,172
Kellogg Co.	675	39,784
Kerry Group plc, Class A	475	64,575
McCormick & Co., Inc. (Non-Voting)	600	53,724
Mowi ASA	2,225	49,440
Nestle SA (Registered)	13,475	1,515,332
Orkla ASA	5,900	57,545
Vitasoy International Holdings Ltd.(b)	2,000	8,731

		2,318,865

Gas Utilities - 0.1%
Enagas SA	850	18,769
Italgas SpA	441	2,653
Rubis SCA	84	3,811
Snam SpA	11,375	59,811
Tokyo Gas Co. Ltd.	5,000	109,341

		194,385

Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	8,475	1,047,425
ABIOMED, Inc.*	150	52,238
Alcon, Inc.*	2,850	205,036
Align Technology, Inc.*	150	78,807
Ansell Ltd.	1,675	47,293
Baxter International, Inc.	1,575	121,007
Becton Dickinson and Co.	1,375	359,961
BioMerieux	225	34,852
Boston Scientific Corp.*	4,075	144,418
Cochlear Ltd.	325	49,233

Investments	Shares	Value ($)
Coloplast A/S, Class B	425	63,688
Danaher Corp.	2,275	541,086
DiaSorin SpA	125	27,426
Edwards Lifesciences Corp.*	2,075	171,354
Fisher & Paykel Healthcare Corp. Ltd.	2,775	69,278
Getinge AB, Class B	775	20,076
Hologic, Inc.*	1,700	135,541
Hoya Corp.	3,500	447,801
Koninklijke Philips NV*	4,791	261,664
ResMed, Inc.	475	95,746
Sartorius AG (Preference)	250	124,709
Smith & Nephew plc	2,475	52,391
Sonova Holding AG (Registered)*	377	91,284
STERIS plc	225	42,100
Straumann Holding AG (Registered)	75	83,431
Sysmex Corp.	900	105,177
Varian Medical Systems, Inc.*	325	57,060
Zimmer Biomet Holdings, Inc.	800	122,936

		4,653,018

Health Care Providers & Services - 1.5%
AmerisourceBergen Corp.	700	72,940
Anthem, Inc.	1,400	415,772
Fresenius Medical Care AG & Co. KGaA	975	79,126
Fresenius SE & Co. KGaA	2,100	93,811
Humana, Inc.	350	134,088
Laboratory Corp. of America Holdings*	425	97,287
Orpea SA*	175	24,259
Quest Diagnostics, Inc.	950	122,692
Ramsay Health Care Ltd.	375	18,118
Sonic Healthcare Ltd.	3,275	86,363
UnitedHealth Group, Inc.	3,375	1,125,833

		2,270,289

Health Care Technology - 0.1%
Cerner Corp.	1,275	102,140
Veeva Systems, Inc., Class A*	375	103,665

		205,805

Hotels, Restaurants & Leisure - 1.1%
Accor SA*	168	5,680
Aristocrat Leisure Ltd.	4,150	98,898
Carnival plc	168	2,688
Compass Group plc*	12,075	217,299
Domino’s Pizza Enterprises Ltd.	375	26,476
Galaxy Entertainment Group Ltd.	6,000	45,500
Genting Singapore Ltd.	17,500	11,275
Hilton Worldwide Holdings, Inc.	1,375	139,411
InterContinental Hotels Group plc*	756	46,934
Marriott International, Inc., Class A	1,850	215,173
McDonald’s Corp.	2,025	420,876
MGM Resorts International	1,050	29,988
Oriental Land Co. Ltd.	1,400	218,635
Restaurant Brands International, Inc.	500	28,870
Sands China Ltd.	10,000	39,787
Sodexo SA*	42	3,748

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
Star Entertainment Grp Ltd. (The)	17,900	47,382
Whitbread plc*	126	4,822
Yum! Brands, Inc.	1,025	104,027

		1,707,469

Household Durables - 1.1%
Barratt Developments plc*	1,125	9,868
Berkeley Group Holdings plc	725	41,704
Husqvarna AB, Class B	2,825	35,149
Persimmon plc	1,650	57,800
SEB SA	150	28,593
Sony Corp.	15,300	1,468,695
Taylor Wimpey plc*	504	1,014

		1,642,823

Household Products - 1.8%
Clorox Co. (The)	425	89,020
Essity AB, Class B	3,025	97,062
Kimberly-Clark Corp.	525	69,353
Procter & Gamble Co. (The)	15,500	1,987,255
Reckitt Benckiser Group plc	3,200	272,355
Unicharm Corp.	5,000	224,462

		2,739,507

Industrial Conglomerates - 1.5%
3M Co.	4,500	790,470
CK Hutchison Holdings Ltd.	12,500	86,570
General Electric Co.	68,475	731,313
Rheinmetall AG	200	21,222
Roper Technologies, Inc.	475	186,632
Siemens AG (Registered)	2,625	408,015
Smiths Group plc	1,975	38,471

		2,262,693

Insurance - 2.1%
Admiral Group plc	725	28,692
Aegon NV	16,725	69,126
Aflac, Inc.	2,250	101,655
AIA Group Ltd.	20,000	241,815
Allstate Corp. (The)	775	83,065
Aon plc, Class A	525	106,628
ASR Nederland NV	1,225	47,505
Assicurazioni Generali SpA	5,600	95,860
Aviva plc	10,675	49,137
AXA SA	8,825	196,203
Chubb Ltd.	1,300	189,371
CNP Assurances*	126	1,917
Direct Line Insurance Group plc	693	2,854
Globe Life, Inc.	575	51,974
Hartford Financial Services Group, Inc. (The)	1,450	69,629
Insurance Australia Group Ltd.	27,575	102,611
Japan Post Holdings Co. Ltd.	22,500	178,784
Japan Post Insurance Co. Ltd.	2,500	49,023
Legal & General Group plc	21,900	73,378
Medibank Pvt Ltd.	11,025	24,700
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	500	132,910
Phoenix Group Holdings plc	2,925	27,104
Poste Italiane SpA(c)	3,150	30,906
Power Corp. of Canada	2,600	60,591

Investments	Shares	Value ($)
Principal Financial Group, Inc.	525	25,867
Prudential plc	14,500	233,461
QBE Insurance Group Ltd.	11,350	69,928
RSA Insurance Group plc	4,950	45,882
Sampo OYJ, Class A	2,200	92,692
Sompo Holdings, Inc.	2,500	99,503
Storebrand ASA*	693	5,369
Suncorp Group Ltd.	21	162
Swiss Life Holding AG (Registered)	150	68,610
Swiss Re AG	925	81,790
Travelers Cos., Inc. (The)	1,175	160,153
Zurich Insurance Group AG	925	370,374

		3,269,229

Interactive Media & Services - 5.4%
Alphabet, Inc., Class C*	2,275	4,176,309
Facebook, Inc., Class A*	14,625	3,778,076
Rightmove plc*	4,575	37,644
Snap, Inc., Class A*	3,650	193,231
Z Holdings Corp.	22,500	139,777

		8,325,037

Internet & Direct Marketing Retail - 5.3%
Amazon.com, Inc.*	2,425	7,775,035
Delivery Hero SE*(c)	900	137,223
Etsy, Inc.*	400	79,636
Farfetch Ltd., Class A*	1,050	64,302
Zalando SE*(c)	1,300	149,598

		8,205,794

IT Services - 3.0%
Accenture plc, Class A	4,700	1,137,024
Akamai Technologies, Inc.*	600	66,618
Alten SA*	75	7,936
Amadeus IT Group SA*	1,675	106,917
Amdocs Ltd.	475	33,544
Atos SE*	882	68,021
Automatic Data Processing, Inc.	975	160,992
Booz Allen Hamilton Holding Corp.	675	57,490
Capgemini SE	650	94,367
CGI, Inc.*	800	64,190
Cognizant Technology Solutions Corp., Class A	2,525	196,824
Computershare Ltd.	900	9,923
Edenred	1,377	74,897
EPAM Systems, Inc.*	200	68,886
Fujitsu Ltd.	2,500	382,540
International Business Machines Corp.	6,375	759,326
Itochu Techno-Solutions Corp.	1,200	42,294
Mastercard, Inc., Class A	3,150	996,313
NEC Corp.	800	43,555
Nomura Research Institute Ltd.	2,500	84,412
Okta, Inc.*	175	45,327
Sopra Steria Group*	50	8,316
Western Union Co. (The)	273	6,080
Worldline SA*(c)	1,308	111,332

		4,627,124

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
Leisure Products - 0.1%
Hasbro, Inc.	425	39,873
Yamaha Corp.	900	50,633

		90,506

Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	900	108,153
Avantor, Inc.*	875	25,804
Eurofins Scientific SE*(b)	500	48,098
Illumina, Inc.*	425	181,237
Lonza Group AG (Registered)	250	160,184
Mettler-Toledo International, Inc.*	125	146,012
PerkinElmer, Inc.	300	44,121
Sartorius Stedim Biotech	175	73,350
Thermo Fisher Scientific, Inc.	900	458,730

		1,245,689

Machinery - 2.0%
Alfa Laval AB*	1,725	45,472
Alstom SA*	968	52,756
Atlas Copco AB, Class A	2,950	161,265
Caterpillar, Inc.	3,275	598,801
CNH Industrial NV*	1,575	20,197
Cummins, Inc.	400	93,768
Deere & Co.	650	187,720
Dover Corp.	525	61,157
Ebara Corp.	2,500	86,203
Epiroc AB, Class A	3,750	72,272
FANUC Corp.	800	209,103
GEA Group AG	650	22,538
Georg Fischer AG (Registered)	25	31,362
IMI plc	1,350	23,099
KION Group AG	325	28,176
Komatsu Ltd.	5,000	136,707
Kone OYJ, Class B	1,875	147,884
Kubota Corp.	5,000	109,795
Kurita Water Industries Ltd.	1,500	60,820
Metso Outotec OYJ	7,950	79,682
Nabtesco Corp.	2,500	111,873
PACCAR, Inc.	1,725	157,354
Rotork plc	5,300	23,697
Sandvik AB*	3,525	88,352
Schindler Holding AG	250	66,181
Stanley Black & Decker, Inc.	325	56,384
Trelleborg AB, Class B*	2,775	63,175
Valmet OYJ	400	12,854
Volvo AB, Class B*	6,400	158,875
Wartsila OYJ Abp	3,600	35,453
Xylem, Inc.	350	33,806

		3,036,781

Marine - 0.1%
AP Moller - Maersk A/S, Class B(b)	25	51,944
Kuehne + Nagel International AG (Registered)	225	51,368

		103,312

Media - 0.3%
Informa plc*	13,300	91,245
Omnicom Group, Inc.	1,825	113,843
Pearson plc	9,050	100,986

Investments	Shares	Value ($)
Publicis Groupe SA	1,625	84,417
SES SA, Receipts	231	1,976
WPP plc	950	9,990

		402,457

Metals & Mining - 1.2%
Agnico Eagle Mines Ltd.	605	42,278
Alumina Ltd.	11,950	15,541
Anglo American plc	3,575	118,508
ArcelorMittal SA*(b)	2,375	52,058
BHP Group Ltd.	8,125	271,549
BlueScope Steel Ltd.	3,175	40,414
Boliden AB	1,200	39,613
Evraz plc	1,250	8,607
Fortescue Metals Group Ltd.	10,375	173,453
Freeport-McMoRan, Inc.*	5,525	148,678
Glencore plc*	35,850	121,301
Newcrest Mining Ltd.	4,250	81,912
Newmont Corp.	3,350	199,678
Norsk Hydro ASA	294	1,310
Northern Star Resources Ltd.	2,250	22,183
OZ Minerals Ltd.	3,625	51,871
Polymetal International plc	2,525	54,818
Rio Tinto Ltd.	1,525	129,069
Rio Tinto plc	3,675	282,049
South32 Ltd.	5,275	10,280

		1,865,170

Multiline Retail - 0.4%
Marks & Spencer Group plc*	1,680	3,266
Marui Group Co. Ltd.	5,000	89,212
Next plc*	650	68,996
Target Corp.	1,950	353,281
Wesfarmers Ltd.	4,000	167,598

		682,353

Multi-Utilities - 0.6%
A2A SpA	13,750	22,384
AGL Energy Ltd.	210	1,848
CMS Energy Corp.	550	31,284
Dominion Energy, Inc.	1,525	111,157
E.ON SE	4,050	42,955
Engie SA*	9,300	144,848
National Grid plc	20,575	240,155
NiSource, Inc.	1,125	24,919
RWE AG	1,725	74,314
Sempra Energy	1,600	198,016
Veolia Environnement SA	3,000	80,402

		972,282

Oil, Gas & Consumable Fuels - 3.0%
Aker BP ASA	2,350	58,881
Ampol Ltd.	1,150	23,091
BP plc	104,275	388,762
Canadian Natural Resources Ltd.	1,500	33,923
Chevron Corp.	12,300	1,047,960
ConocoPhillips	6,650	266,199
Enbridge, Inc.	3,275	110,137
Eni SpA	7,925	80,414
Equinor ASA	3,575	64,725
Exxon Mobil Corp.	21,800	977,512
Galp Energia SGPS SA	42	423

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
Koninklijke Vopak NV	475	24,058
Lundin Energy AB	1,900	52,093
Neste OYJ	1,950	138,068
OMV AG	147	6,204
Origin Energy Ltd.	63	229
Phillips 66	1,700	115,260
Repsol SA(b)	3,961	39,085
Royal Dutch Shell plc, Class A(b)	21,200	394,528
Suncor Energy, Inc.	7,850	131,443
TOTAL SE	12,100	512,967
Valero Energy Corp.	1,750	98,752
Woodside Petroleum Ltd.	8,050	151,136

		4,715,850

Paper & Forest Products - 0.2%
Mondi plc	1,975	46,851
Stora Enso OYJ, Class R	4,700	85,650
Svenska Cellulosa AB SCA, Class B* 3,775		66,817
UPM-Kymmene OYJ	1,525	54,637

		253,955

Personal Products - 1.4%
Beiersdorf AG	425	46,645
Estee Lauder Cos., Inc. (The), Class A 1,025		242,566
Kao Corp.	2,500	181,408
L’Oreal SA	1,300	458,175
Pola Orbis Holdings, Inc.(b)	2,500	49,979
Rohto Pharmaceutical Co. Ltd.	1,000	29,228
Shiseido Co. Ltd.	4,000	259,382
Unilever plc (Sigma X Multilateral Trading Facility)	10,226	595,396
Unilever plc (Chicago Board Options Exchange)	5,649	328,736

		2,191,515

Pharmaceuticals - 5.2%
Astellas Pharma, Inc.	12,500	202,075
AstraZeneca plc	7,800	802,358
Bayer AG (Registered)	2,575	156,152
Bristol-Myers Squibb Co.	8,400	516,012
Chugai Pharmaceutical Co. Ltd.	7,500	391,996
Eli Lilly and Co.	4,275	889,072
GlaxoSmithKline plc	20,000	372,686
Hikma Pharmaceuticals plc	325	10,707
Ipsen SA	125	10,942
Merck & Co., Inc.	9,275	714,824
Merck KGaA	625	104,557
Novartis AG (Registered)	11,950	1,081,760
Novo Nordisk A/S, Class B	6,425	446,455
Otsuka Holdings Co. Ltd.	7,500	319,643
Roche Holding AG	3,375	1,165,278
Sanofi	5,975	560,034
Shionogi & Co. Ltd.	3,700	200,735
UCB SA	450	46,754
Viatris, Inc.*	4,250	72,208

		8,064,248

Professional Services - 0.4%
Adecco Group AG (Registered)	675	42,370
Bureau Veritas SA*	1,775	46,773
Intertek Group plc	1,300	98,505
RELX plc	10,875	270,671

Investments	Shares	Value ($)
SGS SA (Registered)	25	76,130
Wolters Kluwer NV	1,375	114,328

		648,777

Real Estate Management & Development - 0.5%
Aroundtown SA	5,950	41,464
CapitaLand Ltd.	2,100	5,079
Castellum AB	1,400	33,779
CBRE Group, Inc., Class A*	1,900	115,862
CK Asset Holdings Ltd.	12,500	62,791
Daiwa House Industry Co. Ltd.	2,500	70,789
Entra ASA(b)(c)	3,050	68,004
Hulic Co. Ltd.	5,000	56,545
Lendlease Corp. Ltd.	6,750	62,199
New World Development Co. Ltd.	5,000	23,247
Sun Hung Kai Properties Ltd.	3,000	41,012
Vonovia SE	1,825	122,256

		703,027

Road & Rail - 0.3%
Aurizon Holdings Ltd.	9,550	27,111
Canadian National Railway Co.	3,050	309,238
MTR Corp. Ltd.	8,549	49,780
Nippon Express Co. Ltd.	1,400	95,076

		481,205

Semiconductors & Semiconductor Equipment - 6.1%
Advanced Micro Devices, Inc.*	5,800	496,712
Advantest Corp.	1,100	87,101
ams AG*	1,009	25,361
Analog Devices, Inc.	1,425	209,945
ASM International NV	450	115,464
ASML Holding NV	1,900	1,014,387
Broadcom, Inc.	1,950	878,475
Infineon Technologies AG	4,600	185,120
Intel Corp.	29,925	1,661,137
KLA Corp.	825	231,058
Lam Research Corp.	600	290,370
Marvell Technology Group Ltd.	2,300	118,358
Maxim Integrated Products, Inc.	575	50,433
Micron Technology, Inc.*	5,750	450,052
NVIDIA Corp.	2,200	1,143,098
ON Semiconductor Corp.*	1,525	52,597
QUALCOMM, Inc.	4,000	625,120
Renesas Electronics Corp.*	15,000	171,928
Rohm Co. Ltd.	400	40,537
Skyworks Solutions, Inc.	675	114,244
STMicroelectronics NV	3,050	123,280
SUMCO Corp.	2,500	52,677
Teradyne, Inc.	1,050	119,154
Texas Instruments, Inc.	5,575	923,722
Tokyo Electron Ltd.	900	342,223

		9,522,553

Software - 8.4%
Adobe, Inc.*	2,275	1,043,702
ANSYS, Inc.*	500	177,185
Autodesk, Inc.*	1,400	388,402
Citrix Systems, Inc.	425	56,657
Crowdstrike Holdings, Inc., Class A* 475		102,505
Dassault Systemes SE	652	130,501

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
Fortinet, Inc.*	250	36,187
Intuit, Inc.	750	270,922
Microsoft Corp.	35,425	8,217,183
NortonLifeLock, Inc.	3,000	63,210
Oracle Corp.	12,225	738,757
Palo Alto Networks, Inc.*	400	140,300
Sage Group plc (The)	5,150	41,711
salesforce.com, Inc.*	3,175	716,153
SAP SE	5,250	668,438
SimCorp A/S	425	55,329
Splunk, Inc.*	625	103,144
Xero Ltd.*	950	94,675

		13,044,961

Specialty Retail - 1.9%
AutoZone, Inc.*	50	55,918
Best Buy Co., Inc.	1,350	146,907
Burlington Stores, Inc.*	425	105,783
Hennes & Mauritz AB, Class B*	3,300	70,908
Home Depot, Inc. (The)	6,450	1,746,789
Kingfisher plc*	9,300	35,464
Lowe’s Cos., Inc.	2,800	467,180
TJX Cos., Inc. (The)	5,975	382,639

		3,011,588

Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	60,475	7,980,281
Dell Technologies, Inc., Class C*	625	45,556
Hewlett Packard Enterprise Co.	4,175	51,520
HP, Inc.	11,525	280,519
Logitech International SA (Registered)	250	26,096
NetApp, Inc.	600	39,864
Western Digital Corp.	2,850	160,825

		8,584,661

Textiles, Apparel & Luxury Goods - 1.5%
adidas AG*	925	294,431
Asics Corp.(b)	2,500	43,961
Burberry Group plc*	875	20,649
Cie Financiere Richemont SA (Registered)	1,775	165,369
EssilorLuxottica SA - IM	282	40,513
EssilorLuxottica SA - MO	1,193	169,577
Hermes International	125	127,959
Kering SA	375	246,746
Lululemon Athletica, Inc.*	500	164,340
LVMH Moet Hennessy Louis Vuitton SE	1,375	832,404
Moncler SpA*	1,400	79,277
Pandora A/S	525	50,871
Shenzhou International Group Holdings Ltd.	2,500	49,040
Swatch Group AG (The)	250	72,223

		2,357,360

Tobacco - 0.2%
Altria Group, Inc.	3,575	146,861
Imperial Brands plc	4,175	84,276
Japan Tobacco, Inc.	5,000	99,217

		330,354

Investments	Shares	Value ($)
Trading Companies & Distributors - 0.7%
Brenntag AG	550	43,259
Bunzl plc	1,275	41,145
Electrocomponents plc	21	253
Fastenal Co.	1,700	77,503
Ferguson plc	375	43,781
ITOCHU Corp.(b)	7,500	214,731
Mitsubishi Corp.	7,500	189,658
Mitsui & Co. Ltd.	10,000	184,966
Rexel SA*	189	2,885
Sojitz Corp.	30,000	69,344
Toyota Tsusho Corp.	2,500	97,545
WW Grainger, Inc.	225	81,988

		1,047,058

Transportation Infrastructure - 0.2%
Aena SME SA*(c)	275	42,531
Aeroports de Paris*	42	4,848
Auckland International Airport Ltd.*	6,641	35,657
Flughafen Zurich AG (Registered)*(b)	125	20,669
Getlink SE*	2,525	39,020
Transurban Group	12,900	131,043

		273,768

Water Utilities - 0.2%
American Water Works Co., Inc.	925	147,094
Pennon Group plc	4,375	56,160
Severn Trent plc	1,700	53,972

		257,226

Wireless Telecommunication Services - 0.2%
Vodafone Group plc	180,250	309,003

TOTAL COMMON STOCKS (Cost $118,955,252)		152,723,157

Investments	Number of Warrants	Value ($)
WARRANTS - 0.0%(a)

Textiles, Apparel & Luxury Goods - 0.0%(a)
Cie Financiere Richemont SA, expiring 11/22/2023, price 67.00 CHF*
(Cost $–)	4,830	1,575

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - 0.3%

REPURCHASE AGREEMENTS - 0.3%
Citigroup Global Markets, Inc., 0.04%, dated 1/31/2021, due 2/1/2021, repurchase price $509,407, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 7.63%, maturing 4/15/2021 - 2/28/2025; total market value $514,914 (Cost $509,407)	509,407	509,407

Total Investments - 99.0% (Cost $119,464,659)		153,234,139
Other assets less liabilities - 1.0%		1,557,485

Net Assets - 100.0%		154,791,624

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $1,172,729, collateralized in the form of cash with a value of $509,407 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $426,917 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.25%, and maturity dates ranging from February 4, 2021 – May 15, 2050 and $326,708 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from March 1, 2021 – September 20, 2117; a total value of $1,263,032.

(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)	The security was purchased with cash collateral held from securities on loan at January 31, 2021. The total value of securities purchased was $509,407.

Percentages shown are based on Net Assets.

Abbreviations

CHF	Swiss Franc
CVA	Dutch Certification
DI	Depositary Interest
OYJ	Public Limited Company

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

See Accompanying Notes to the Schedules of Investments.

FlexShares®STOXX® Global ESG Impact Index Fund (cont.)

Futures Contracts

FlexShares® STOXX® Global ESG Impact Index Fund had the following open futures contracts as of January 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	3	03/19/2021	EUR	$126,763	$(2,252)
MSCI EAFE E-Mini Index	5	03/19/2021	USD	528,875	1,246
S&P 500 E-Mini Index	8	03/19/2021	USD	1,482,080	(17,718)

					$(18,724)

Forward Foreign Currency Contracts

FlexShares® STOXX® Global ESG Impact Index Fund had the following outstanding contracts as of January 31, 2021:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	45,280	Toronto-Dominion Bank (The)	AUD	60,000	03/17/2021	$(767)
USD	121,505	Toronto-Dominion Bank (The)	EUR	100,000	03/17/2021	(102)
USD	66,162	Morgan Stanley	GBP	50,000	03/17/2021	(2,514)

Net unrealized depreciation						$(3,383)

Abbreviations:

AUD — Australian Dollar
EUR — Euro
GBP — British Pound
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares®STOXX® Global ESG Impact Index Fund (cont.)

FlexShares® STOXX® Global ESG Impact Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2021:

Australia	3.6%
Austria	0.1
Belgium	0.3
Canada	1.5
Denmark	0.7
Finland	0.6
France	4.5
Germany	2.9
Hong Kong	0.7
Ireland	0.2
Italy	0.9
Japan	8.3
Luxembourg	0.0	†
Netherlands	1.6
New Zealand	0.1
Norway	0.3
Poland	0.0	†
Portugal	0.1
Singapore	0.2
Spain	0.9
Sweden	1.2
Switzerland	4.3
United Kingdom	5.6
United States	60.1
Other[1]	1.3

	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.1%

Building Products - 0.2%
UFP Industries, Inc.(a)	113,155	6,103,581

Chemicals - 14.6%
CF Industries Holdings, Inc.	768,600	31,804,668
Corteva, Inc.	3,215,310	128,162,257
FMC Corp.	567,910	61,498,974
ICL Group Ltd.	2,658,075	14,332,002
Mosaic Co. (The)	1,445,395	37,522,454
Nutrien Ltd.(a)	2,339,960	115,363,169
PI Industries Ltd.	384,300	10,633,037
SABIC Agri-Nutrients Co.	937,265	23,189,547
Scotts Miracle-Gro Co. (The)	172,935	38,289,538
UPL Ltd.	2,566,270	19,720,111
Yara International ASA	747,250	34,990,690

		515,506,447

Equity Real Estate Investment Trusts (REITs) - 1.3%
Rayonier, Inc.(a)	219,905	6,762,079
Weyerhaeuser Co.	1,261,785	39,355,074

		46,117,153

Food Products - 15.9%
a2 Milk Co. Ltd. (The)*(a)	3,723,440	30,967,396
Archer-Daniels-Midland Co.	2,613,426	130,697,434
Bakkafrost P/F*	230,580	16,323,747
Bunge Ltd.	631,960	41,355,462
Cal-Maine Foods, Inc.*(a)	187,880	7,203,319
Charoen Pokphand Foods PCL, NVDR	14,945,000	13,606,791
Charoen Pokphand Indonesia Tbk. PT	32,452,000	13,300,000
International Holdings Co. PJSC*	1,577,765	19,758,842
IOI Corp. Bhd.	14,945,000	15,601,212
Kuala Lumpur Kepong Bhd.	2,562,000	14,728,727
Mowi ASA(a)	1,761,375	39,138,463
Muyuan Foods Co. Ltd., Class A	1,281,000	17,626,440
PPB Group Bhd.	3,629,500	16,609,957
QL Resources Bhd.	5,764,500	8,570,104
Salmar ASA	264,740	16,002,734
Sime Darby Plantation Bhd.	11,742,500	14,088,095
Tongwei Co. Ltd., Class A	1,708,860	12,166,846
Tyson Foods, Inc., Class A	1,234,030	79,360,469
Wilmar International Ltd.	13,664,000	54,260,629

		561,366,667

Metals & Mining - 29.9%
Agnico Eagle Mines Ltd.	480,375	33,569,280
Anglo American plc	1,686,650	55,910,842
AngloGold Ashanti Ltd.	785,680	18,876,676
B2Gold Corp.(a)	2,132,865	10,552,043
Barrick Gold Corp.	3,597,475	80,428,890
BHP Group Ltd.	3,872,890	129,437,445
Boliden AB	384,300	12,686,137
Evolution Mining Ltd.	3,102,155	11,258,007

Investments	Shares	Value ($)
First Quantum Minerals Ltd.	719,089	11,989,977
Fortescue Metals Group Ltd.	2,209,725	36,943,017
Franco-Nevada Corp.	337,912	40,294,442
Freeport-McMoRan, Inc.*	1,819,020	48,949,828
Glencore plc*	12,231,415	41,385,785
Gold Fields Ltd.	1,878,800	18,578,932
Grupo Mexico SAB de CV, Series B	4,056,500	17,619,253
Impala Platinum Holdings Ltd.	1,005,585	13,840,698
Kinross Gold Corp.	2,416,820	16,894,753
Kirkland Lake Gold Ltd.(a)	542,290	20,860,410
MMC Norilsk Nickel PJSC	10,440	3,392,798
MMC Norilsk Nickel PJSC, ADR	699,876	22,557,004
Newcrest Mining Ltd.	1,443,260	27,816,412
Newmont Corp.	1,490,230	88,817,708
Northern Star Resources Ltd.(a)	1,398,425	13,787,299
Pan American Silver Corp.(a)	390,705	12,652,915
Rio Tinto plc	1,496,635	114,863,965
Royal Gold, Inc.	123,830	13,234,950
South32 Ltd.	6,114,640	11,916,302
Sumitomo Metal Mining Co. Ltd.	364,800	15,833,146
Teck Resources Ltd., Class B	595,665	10,892,586
Vale SA	3,949,084	63,614,989
Wheaton Precious Metals Corp.	892,430	36,690,613

		1,056,147,102

Multi-Utilities - 1.0%
Suez SA	730,170	15,036,066
Veolia Environnement SA	779,275	20,885,111

		35,921,177

Oil, Gas & Consumable Fuels - 27.6%
BP plc	18,401,565	68,605,414
Cabot Oil & Gas Corp.(a)	559,370	10,253,252
Canadian Natural Resources Ltd.(a)	1,009,855	22,838,241
Chevron Corp.	1,921,500	163,711,800
China Petroleum & Chemical Corp., Class H	29,890,000	14,301,528
ConocoPhillips	945,805	37,860,574
Eni SpA	2,167,025	21,988,466
EOG Resources, Inc.	491,050	25,023,908
Equinor ASA	1,044,015	18,901,750
Exxon Mobil Corp.	4,062,905	182,180,660
Gazprom PJSC	11,827,900	33,613,207
Hess Corp.	247,660	13,368,687
LUKOIL PJSC	271,636	19,444,578
LUKOIL PJSC, ADR	76,369	5,434,418
Novatek PJSC	932,995	15,753,816
Occidental Petroleum Corp.	520,940	10,450,056
PetroChina Co. Ltd., Class H	25,620,000	7,764,788
Petroleo Brasileiro SA (Preference)	3,752,916	18,346,138
Pioneer Natural Resources Co.	149,450	18,068,505
PTT PCL, NVDR	7,899,500	9,963,452
Repsol SA(a)	1,171,804	11,562,680
Rosneft Oil Co. PJSC	2,177,700	13,715,495
Royal Dutch Shell plc, Class A	3,608,150	66,294,041
Saudi Arabian Oil Co.(b)	2,476,600	22,945,238

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Shares	Value ($)
Suncor Energy, Inc.	1,242,570	20,805,959
Tatneft PJSC	1,539,335	10,005,081
TOTAL SE	2,218,265	94,040,984
Woodside Petroleum Ltd.	909,510	17,075,693

		974,318,409

Paper & Forest Products - 3.6%
Canfor Corp.*(a)	93,940	1,736,212
Dongwha Enterprise Co. Ltd.*	8,540	455,019
Duratex SA*	640,500	2,331,011
Holmen AB, Class B	155,855	7,165,489
Mondi plc	775,005	18,384,692
Oji Holdings Corp.	1,494,500	9,021,672
Stella-Jones, Inc.	117,425	4,224,708
Stora Enso OYJ, Class R	979,965	17,858,392
Suzano SA*	1,165,765	13,248,907
Svenska Cellulosa AB SCA, Class B*	969,290	17,156,347
UPM-Kymmene OYJ	834,785	29,908,177
West Fraser Timber Co. Ltd.(a)	70,455	4,519,224

		126,009,850

Trading Companies & Distributors - 0.9%
Mitsui & Co. Ltd.	1,832,700	33,898,692

Water Utilities - 4.1%
American States Water Co.(a)	68,320	5,278,403
American Water Works Co., Inc.(a)	351,086	55,829,696
Beijing Enterprises Water Group Ltd.*(a)	8,540,000	3,480,387
California Water Service Group(a)	81,130	4,432,943
China Water Affairs Group Ltd.(a)	1,490,000	1,156,819
Cia de Saneamento Basico do Estado de Sao Paulo*	546,533	4,091,177
Cia de Saneamento do Parana*	427,000	1,704,950
Essential Utilities, Inc.(a)	369,355	17,101,136
Guangdong Investment Ltd.	4,943,576	8,683,622
Pennon Group plc	792,085	10,167,737
Severn Trent plc	452,620	14,369,954
SJW Group(a)	42,700	2,825,459
United Utilities Group plc	1,131,550	14,329,554

		143,451,837

TOTAL COMMON STOCKS (Cost $3,091,150,231)		3,498,840,915

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 1.2%

CERTIFICATES OF DEPOSIT - 0.5%
Bank of Nova Scotia, Houston
(ICE LIBOR USD 3 Month + 0.08%), 0.30%, 7/21/2021(d)	2,000,000	2,000,402
Cooperatieve Rabobank UA, London
(ICE LIBOR USD 3 Month + 0.08%), 0.29%, 7/30/2021(d)	3,000,000	3,000,780

Investments	Principal Amount ($)	Value ($)
Nordea Bank Abp, New York Branch
(ICE LIBOR USD 3 Month + 0.03%), 0.27%, 10/7/2021(d)	5,000,000	5,001,025
Oversea-Chinese Banking Corp. Ltd., New York 0.24%, 3/12/2021	3,000,000	3,000,000
Royal Bank of Canada, New York
(ICE LIBOR USD 3 Month + 0.04%), 0.28%, 10/5/2021(d)	2,000,000	2,000,856
Toronto-Dominion Bank, New York 0.22%, 2/23/2021	1,000,000	1,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $15,999,769)		16,003,063

REPURCHASE AGREEMENTS - 0.7%
BofA Securities, Inc., 0.52%, dated 1/31/2021, due 5/3/2021, repurchase price $8,010,631, collateralized by various Common Stocks; total market value $8,628,629	8,000,000	8,000,000
Citigroup Global Markets, Inc., 0.04%, dated 1/31/2021, due 2/1/2021, repurchase price $860,366, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 7.63%, maturing 4/15/2021 - 2/28/2025; total market value $869,667	860,365	860,365
NBC Global Finance Ltd., 0.19%, dated 1/31/2021, due 2/1/2021, repurchase price $17,000,090, collateralized by various U.S. Treasury Securities, ranging from 1.63% – 3.63%, maturing 5/31/2022 – 2/15/2047; Common Stocks; total market value $18,629,093	17,000,000	17,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $25,860,365)		25,860,365

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $41,860,134)		41,863,428

Total Investments - 100.3% (Cost $3,133,010,365)		3,540,704,343
Liabilities in excess of other assets - (0.3%)		(11,224,441)

Net Assets - 100.0%		3,529,479,902

* Non-income producing security.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

(a)

The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $65,837,810, collateralized in the form of cash with a value of $41,860,110 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $11,702,614 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from February 4, 2021 – May 15, 2050 and $16,450,475 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from September 28, 2021 – September 20, 2117; a total value of $70,013,199.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security was purchased with cash collateral held from securities on loan at January 31, 2021. The total value of securities purchased was $41,863,428.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2021.

Percentages shown are based on Net Assets.

Abbreviations
ADR	American Depositary Receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
USD	US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open futures contracts as of January 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	2	03/19/2021	EUR	$84,508	$(1,149)
FTSE 100 Index	113	03/19/2021	GBP	9,870,466	(312,948)
FTSE/JSE Top 40 Index	22	03/18/2021	ZAR	838,024	19,281
Hang Seng Index	2	02/25/2021	HKD	365,225	(19,033)
MSCI Emerging Markets E-Mini Index	20	03/19/2021	USD	1,326,100	38,237
S&P Midcap 400 E-Mini Index	20	03/19/2021	USD	4,671,400	33,788
S&P/TSX 60 Index	63	03/18/2021	CAD	10,091,244	(229,989)
SPI 200 Index	37	03/18/2021	AUD	4,642,189	(56,749)
TOPIX Index	3	03/11/2021	JPY	516,930	1,769

					$(526,793)

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of January 31, 2021:

Contracts to Receive		Counterparty	In Exchange For			Maturity Date	Unrealized Appreciation/ (Depreciation)
EUR	933,602	Toronto-Dominion Bank (The)	USD		1,134,377	03/17/2021	$948
GBP	358,758	Morgan Stanley	USD		474,722	03/17/2021	18,039
GBP	930,000	UBS AG	USD		1,269,181	03/17/2021	8,192
INR*	6,925,711	Goldman Sachs & Co.	USD		93,044	03/17/2021	1,365
MYR*	724,831	Goldman Sachs & Co.	USD		177,834	03/17/2021	1,200
NOK	11,341,048	JPMorgan Chase Bank	USD		1,287,194	03/17/2021	38,677
NZD	456,346	BNP Paribas SA	USD		322,861	03/17/2021	6,030
SEK	815,456	Toronto-Dominion Bank (The)	USD		96,563	03/17/2021	1,371
SGD	210,000	BNP Paribas SA	USD		158,068	03/17/2021	167
SGD	539,915	UBS AG	USD		404,280	03/17/2021	2,546
USD	1,840,746	Goldman Sachs & Co.	BRL	*	9,450,760	03/17/2021	111,767
USD	352,396	Bank of New York	CAD		450,000	03/17/2021	92
USD	1,084,233	Toronto-Dominion Bank (The)	CHF		961,534	03/17/2021	2,018
USD	835,969	JPMorgan Chase Bank	EUR		680,000	03/17/2021	9,042
USD	1,557,508	Morgan Stanley	EUR		1,270,000	03/17/2021	13,100
USD	176,737	BNP Paribas SA	HKD		1,370,000	03/17/2021	42
USD	1,373,641	Toronto-Dominion Bank (The)	HKD		10,647,495	03/17/2021	380
USD	1,114,353	Morgan Stanley	JPY		115,677,351	03/17/2021	8,998
USD	321,317	Citibank NA	KRW	*	350,052,156	03/17/2021	8,355
USD	16,398	Goldman Sachs & Co.	RUB	*	1,215,850	03/17/2021	359
USD	222,439	Morgan Stanley	SEK		1,840,000	03/17/2021	1,461
USD	413,298	Morgan Stanley	ZAR		6,080,000	03/17/2021	11,838
ZAR	510,000	Morgan Stanley	USD		33,570	03/17/2021	105

Total unrealized appreciation							$246,092

AUD	950,000	UBS AG	USD		732,202	03/17/2021	$(3,125)
CAD	2,484,539	Morgan Stanley	USD		1,951,946	03/17/2021	(6,805)
EUR	490,000	JPMorgan Chase Bank	USD		596,648	03/17/2021	(774)
HKD	12,920,000	Morgan Stanley	USD		1,666,854	03/17/2021	(496)
JPY	13,880,000	BNP Paribas SA	USD		133,745	03/17/2021	(1,114)
JPY	69,300,000	Morgan Stanley	USD		671,259	03/17/2021	(9,062)
MXN	2,530,000	Toronto-Dominion Bank (The)	USD		125,735	03/17/2021	(1,206)
NOK	2,870,000	JPMorgan Chase Bank	USD		337,903	03/17/2021	(2,374)
USD	719,669	Toronto-Dominion Bank (The)	AUD		953,630	03/17/2021	(12,193)

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	620,832	Morgan Stanley	GBP	460,000	03/17/2021	$(10,987)
USD	757,069	BNP Paribas SA	HKD	5,870,000	03/17/2021	(14)
USD	788,070	Morgan Stanley	NOK	6,780,000	03/17/2021	(4,574)
USD	128,258	Morgan Stanley	NZD	180,000	03/17/2021	(1,469)
USD	451,792	BNP Paribas SA	SGD	600,000	03/17/2021	(308)

Total unrealized depreciation						$(54,501)

Net unrealized appreciation						$191,591

*	Non-deliverable forward.

Abbreviations:

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar
ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2021:

Australia	7.0%
Brazil	2.9
Canada	12.6
China	1.8
Finland	1.3
France	3.7
India	0.9
Indonesia	0.4
Israel	0.4
Italy	0.6
Japan	1.7
Malaysia	2.0
Mexico	0.5
New Zealand	0.9
Norway	3.5
Russia	3.5
Saudi Arabia	1.3
Singapore	1.5
South Africa	1.5
South Korea	0.0 †
Spain	0.3
Sweden	1.0
Thailand	0.7
United Arab Emirates	0.6
United Kingdom	11.5
United States	37.0
Other[1]	0.9

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.0%
Air Freight & Logistics - 3.4%
bpost SA*(a)	125,856	1,496,150
CTT-Correios de Portugal SA*(a)	165,600	480,838
Deutsche Post AG (Registered)	1,278,432	63,384,747
Oesterreichische Post AG(a)	40,572	1,717,789
Royal Mail plc*	1,126,908	6,261,064
Singapore Post Ltd.	1,490,400	774,905

		74,115,493

Commercial Services & Supplies - 3.6%
Befesa SA(b)	44,712	2,965,905
Biffa plc*(b)	398,268	1,257,874
Bingo Industries Ltd.(a)(b)	586,224	1,452,791
Casella Waste Systems, Inc., Class A*(a)	19,044	1,090,079
China Everbright Environment Group Ltd.	4,140,000	2,333,267
Clean Harbors, Inc.*	19,044	1,475,148
Cleanaway Waste Management Ltd.	2,671,128	4,549,719
CoreCivic, Inc., REIT(a)	43,056	306,128
Covanta Holding Corp.(a)	43,056	609,242
Daiseki Co. Ltd.	37,700	1,193,710
Insun ENT Co. Ltd.*	42,228	441,684
Koentec Co. Ltd.*	21,528	164,741
Lassila & Tikanoja OYJ(a)	47,196	824,526
Republic Services, Inc.	76,176	6,895,452
Shanghai Youngsun Investment Co. Ltd., Class B*^‡(c)	57,800	—
Stericycle, Inc.*	33,948	2,222,915
US Ecology, Inc.*(a)	11,592	382,536
Waste Connections, Inc.(a)	341,964	33,723,922
Waste Management, Inc.	153,180	17,051,998

		78,941,637

Diversified Financial Services - 0.1%
Metro Pacific Investments Corp.	16,560,000	1,391,568

Diversified Telecommunication Services - 13.3%
AT&T, Inc.	2,578,392	73,819,363
BCE, Inc.(a)	423,108	17,964,991
BT Group plc*	4,099,428	7,070,444
Cellnex Telecom SA(a)(b)	166,428	9,767,962
China Tower Corp. Ltd., Class H(a)(b)	19,872,000	2,870,399
Chunghwa Telecom Co. Ltd.	2,019,000	7,786,876
Deutsche Telekom AG (Registered)	1,521,864	27,179,015
Indus Towers Ltd.	341,136	1,082,415
Infrastrutture Wireless Italiane SpA(b)	156,492	1,685,433
Liberty Global plc, Class C*	140,760	3,400,762
Lumen Technologies, Inc.(a)	358,524	4,438,527
Nippon Telegraph & Telephone Corp.	1,242,000	31,057,414
Swisscom AG (Registered)	11,592	6,325,041

Investments	Shares	Value ($)
Telstra Corp. Ltd.	5,567,472	13,327,526
Tower Bersama Infrastructure Tbk. PT	4,554,000	727,082
Verizon Communications, Inc.	1,497,024	81,962,064

		290,465,314

Electric Utilities - 15.3%
American Electric Power Co., Inc.	179,676	14,537,585
Duke Energy Corp.	265,788	24,984,072
Edison International	136,620	7,945,819
Enel SpA	7,440,408	74,041,330
Entergy Corp.	72,036	6,867,192
Eversource Energy	124,200	10,867,500
Exelon Corp.	352,728	14,659,376
FirstEnergy Corp.	196,236	6,036,219
Iberdrola SA	5,624,289	76,426,532
NextEra Energy, Inc.	709,596	57,385,028
PPL Corp.	277,380	7,675,105
Southern Co. (The)	381,708	22,490,235
Xcel Energy, Inc.	190,440	12,186,256

		336,102,249

Equity Real Estate Investment Trusts (REITs) - 5.4%
American Tower Corp.	160,632	36,521,292
CoreSite Realty Corp.	15,732	2,115,010
Crown Castle International Corp.	156,492	24,922,916
CyrusOne, Inc.	43,884	3,201,338
Digital Realty Trust, Inc.	101,844	14,660,444
Equinix, Inc.	32,292	23,894,788
GEO Group, Inc. (The)(a)	43,884	392,323
Keppel DC REIT	579,622	1,301,540
QTS Realty Trust, Inc., Class A(a)	24,012	1,563,181
SBA Communications Corp.	40,572	10,900,479

		119,473,311

Gas Utilities - 1.3%
APA Group	945,576	7,102,578
Beijing Enterprises Holdings Ltd.	414,000	1,356,178
Enagas SA	222,732	4,918,102
Infraestructura Energetica Nova SAB de CV*(a)	496,800	1,838,972
Petronas Gas Bhd.	496,800	1,971,224
Snam SpA	1,963,188	10,322,614

		27,509,668

Health Care Providers & Services - 3.0%
Acadia Healthcare Co., Inc.*	32,292	1,636,558
Apollo Hospitals Enterprise Ltd.	145,728	5,115,760
Bangkok Dusit Medical Services PCL, NVDR	15,069,600	10,422,343
Bumrungrad Hospital PCL, NVDR	579,600	2,430,331
Encompass Health Corp.	35,604	2,862,561
Fortis Healthcare Ltd.*	670,680	1,485,038
HCA Healthcare, Inc.	97,704	15,874,946
IHH Healthcare Bhd.	2,898,000	3,663,273
Life Healthcare Group Holdings Ltd.*	1,648,548	2,129,066
Mitra Keluarga Karyasehat Tbk. PT(b)	7,120,800	1,471,869
Netcare Ltd.*	1,511,100	1,343,200

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value ($)
Ramsay Health Care Ltd.	241,776	11,681,101
Tenet Healthcare Corp.*	38,088	1,800,420
Universal Health Services, Inc., Class B	28,152	3,509,991

		65,426,457

IT Services - 0.1%
NEXTDC Ltd.*	221,904	1,974,968
Switch, Inc., Class A(a)	43,884	755,682

		2,730,650

Media - 6.3%
Cable One, Inc.	1,981	3,962,000
Charter Communications, Inc., Class A*	51,336	31,189,700
Comcast Corp., Class A	1,652,688	81,923,744
DISH Network Corp., Class A*	91,080	2,643,142
Liberty Broadband Corp., Class C*	75,348	11,004,575
Shaw Communications, Inc., Class B(a)	229,356	3,939,153
Sirius XM Holdings, Inc.	387,504	2,425,775

		137,088,089

Multi-Utilities - 7.3%
Consolidated Edison, Inc.	120,888	8,556,453
Dominion Energy, Inc.	295,596	21,545,992
Engie SA*	1,781,028	27,739,543
National Grid plc	3,369,132	39,325,183
Public Service Enterprise Group, Inc.	182,988	10,326,013
Sempra Energy	104,328	12,911,633
Suez SA	524,124	10,793,052
Veolia Environnement SA(a)	691,380	18,529,464
WEC Energy Group, Inc.	114,264	10,158,070

		159,885,403

Oil, Gas & Consumable Fuels - 7.4%
Enbridge, Inc.	1,939,176	65,213,512
Inter Pipeline Ltd.(a)	411,516	4,133,039
Keyera Corp.(a)	211,968	3,985,652
Kinder Morgan, Inc.	722,016	10,165,985
Koninklijke Vopak NV	61,272	3,103,377
ONEOK, Inc.	160,632	6,397,972
Pembina Pipeline Corp.(a)	526,608	13,875,788
Petronet LNG Ltd.	709,596	2,305,020
Plains GP Holdings LP, Class A*	67,896	586,621
Targa Resources Corp.	82,800	2,266,236
TC Energy Corp.(a)	900,036	38,616,755
Transneft PJSC (Preference)	1,656	3,151,750
Williams Cos., Inc. (The)	439,668	9,334,152

		163,135,859

Road & Rail - 17.7%
Aurizon Holdings Ltd.	2,408,652	6,837,741
Canadian National Railway Co.	922,392	93,520,852
Canadian Pacific Railway Ltd.	174,708	58,758,891
Central Japan Railway Co.	270,900	38,295,239
CSX Corp.	275,724	23,644,712
East Japan Railway Co.	496,800	32,694,513
Kansas City Southern	33,948	6,880,241
Keisei Electric Railway Co. Ltd.	209,400	7,090,339
Kyushu Railway Co.	209,900	4,400,692
MTR Corp. Ltd.(a)	2,070,000	12,053,431
Norfolk Southern Corp.	91,908	21,747,271

Investments	Shares	Value ($)
Odakyu Electric Railway Co. Ltd.	455,300	13,198,677
Tobu Railway Co. Ltd.	248,400	6,992,070
Union Pacific Corp.	243,432	48,070,517
West Japan Railway Co.	248,400	13,191,690

		387,376,876

Transportation Infrastructure - 7.6%
Adani Ports & Special Economic Zone Ltd.	1,099,584	7,681,716
Aena SME SA*(b)	94,392	14,598,362
Aeroports de Paris*	35,604	4,109,253
Airports of Thailand PCL, NVDR	5,547,600	11,028,473
ASTM SpA*	76,176	1,699,149
Atlantia SpA*	656,604	10,453,966
Atlas Arteria Ltd.(a)	1,236,204	6,003,863
Auckland International Airport Ltd.*(a)	1,564,920	8,402,392
Bangkok Expressway & Metro PCL, NVDR	10,764,000	2,931,059
CCR SA	1,656,000	3,676,124
China Merchants Port Holdings Co. Ltd.(a)	1,656,000	2,310,842
COSCO SHIPPING Ports Ltd.	1,714,410	1,218,285
Getlink SE*	563,868	8,713,750
Grupo Aeroportuario del Pacifico SAB de CV, Class B*(a)	579,600	5,921,100
Grupo Aeroportuario del Sureste SAB de CV, Class B*(a)	256,680	4,093,604
International Container Terminal Services, Inc.	2,243,880	5,530,707
Japan Airport Terminal Co. Ltd.(a)	100,900	5,300,635
Jiangsu Expressway Co. Ltd., Class H	1,656,000	1,922,142
Qube Holdings Ltd.	2,246,364	4,912,040
Shenzhen International Holdings Ltd.	1,656,000	2,729,441
Sydney Airport*	3,479,256	15,269,306
Transurban Group	3,545,496	36,016,531
Westports Holdings Bhd.	1,159,200	1,233,039
Westshore Terminals Investment Corp.(a)	53,820	674,514

		166,430,293

Water Utilities - 2.8%
Aguas Andinas SA, Class A	3,999,240	1,217,882
American States Water Co.(a)	13,248	1,023,541
American Water Works Co., Inc.	66,240	10,533,485
Beijing Enterprises Water Group Ltd.*(a)	6,624,000	2,699,542
California Water Service Group	17,388	950,080
Cia de Saneamento Basico do Estado de Sao Paulo*	414,000	3,099,076
Cia de Saneamento de Minas Gerais-COPASA	248,400	705,652
Cia de Saneamento do Parana (Preference)*	1,324,800	1,045,815
Essential Utilities, Inc.(a)	88,596	4,101,995
Guangdong Investment Ltd.	3,312,000	5,817,683
Inversiones Aguas Metropolitanas SA	583,740	462,341
Manila Water Co., Inc.*	1,573,200	474,476

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value ($)
Middlesex Water Co.(a)	6,624	527,270
Pennon Group plc	548,136	7,036,243
Severn Trent plc	313,812	9,963,024
SJW Group(a)	9,936	657,465
TTW PCL, NVDR	1,904,400	776,267
United Utilities Group plc	883,476	11,188,031

		62,279,868

Wireless Telecommunication Services - 4.4%
KDDI Corp.	771,400	22,686,285
SoftBank Group Corp.	662,400	51,298,908
Vodafone Group plc	12,569,868	21,548,561

		95,533,754

TOTAL COMMON STOCKS (Cost $1,903,019,590)		2,167,886,489

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - 0.4%

REPURCHASE AGREEMENTS - 0.4%
BofA Securities, Inc., 0.52%, dated 1/31/2021, due 5/3/2021, repurchase price $2,002,658, collateralized by various Common Stocks; total market value $2,157,157	2,000,000	2,000,000
Citigroup Global Markets, Inc., 0.04%, dated 1/31/2021, due 2/1/2021, repurchase price $1,483,738, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 7.63%, maturing 4/15/2021 - 2/28/2025; total market value $1,499,778	1,483,736	1,483,736
Deutsche Bank AG, London Branch, 0.20%, dated 1/31/2021, due 2/1/2021, repurchase price $4,600,026, collateralized by various Foreign Government Fixed Income Securities, 1.63%, maturing 2/15/2023; Corporate Bonds, 0.50%, maturing 5/27/2025; total market value $4,672,421	4,600,000	4,600,000
NBC Global Finance Ltd., 0.19%, dated 1/31/2021, due 2/1/2021, repurchase price $1,000,005, collateralized by various U.S. Treasury Securities, ranging from 1.63% - 3.63%, maturing 5/31/2022 - 2/15/2047; Common Stocks; total market value $1,095,829	1,000,000	1,000,000

		9,083,736

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $9,083,736)		9,083,736

Investments	Principal Amount ($)	Value ($)
Total Investments - 99.4% (Cost $1,912,103,326)		2,176,970,225
Other assets less liabilities - 0.6%		13,996,781

Net Assets - 100.0%		2,190,967,006

*	Non-income producing security.
^	Security subject to restrictions on resale.
‡	Value determined using significant unobservable inputs.
(a)

The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $107,919,429, collateralized in the form of cash with a value of $9,083,736 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $95,616,077 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.25%, and maturity dates ranging from February 4, 2021 – August 15, 2050 and $13,219,565 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from March 1, 2021 – September 20, 2117; a total value of $117,919,378.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Security fair valued as of January 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2021 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

(d)	The security was purchased with cash collateral held from securities on loan at January 31, 2021. The total value of securities purchased was $9,083,736.

Percentages	shown are based on Net Assets.

Abbreviations

NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Futures Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open futures contracts as of January 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	85	03/19/2021	EUR	$3,591,609	$(50,023)
FTSE 100 Index	19	03/19/2021	GBP	1,659,636	(49,944)
S&P 500 E-Mini Index	47	03/19/2021	USD	8,707,220	47,099
S&P/TSX 60 Index	27	03/18/2021	CAD	4,324,819	(90,642)
SPI 200 Index	12	03/18/2021	AUD	1,505,574	(14,064)
TOPIX Index	21	03/11/2021	JPY	3,618,511	29,074

					$(128,500)

Forward Foreign Currency Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of January 31, 2021:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	147,161	Toronto-Dominion Bank (The)	USD	111,057	03/17/2021	$1,882
EUR	750,130	Toronto-Dominion Bank (The)	USD	911,448	03/17/2021	762
USD	950,573	Toronto-Dominion Bank (The)	CHF	843,000	03/17/2021	1,769
USD	15,533	Toronto-Dominion Bank (The)	HKD	120,399	03/17/2021	4
USD	1,021,452	Morgan Stanley	JPY	106,033,561	03/17/2021	8,248

Total unrealized appreciation						$12,665

CAD	715,816	Morgan Stanley	USD	560,776	03/17/2021	$(365)
CHF	600,000	Morgan Stanley	USD	679,736	03/17/2021	(4,431)
EUR	120,000	Morgan Stanley	USD	147,625	03/17/2021	(1,697)
HKD	2,220,000	Morgan Stanley	USD	286,400	03/17/2021	(75)
JPY	33,090,000	Citibank NA	USD	320,116	03/17/2021	(3,925)
JPY	11,220,000	Morgan Stanley	USD	108,147	03/17/2021	(935)
JPY	64,100,000	Toronto-Dominion Bank (The)	USD	623,060	03/17/2021	(10,552)
USD	270,367	JPMorgan Chase Bank	GBP	200,000	03/17/2021	(4,337)
USD	398,630	Morgan Stanley	GBP	301,253	03/17/2021	(15,147)

Total unrealized depreciation						$(41,464)

Net unrealized depreciation						$(28,799)

Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

FlexShares® STOXX® Global Broad Infrastructure Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2021:

Australia	5.0%
Austria	0.1
Belgium	0.1
Brazil	0.4
Canada	15.3
Chile	0.1
China	1.1
Finland	0.0	†
France	3.2
Germany	4.3
Hong Kong	0.5
India	0.8
Indonesia	0.1
Italy	4.5
Japan	10.4
Malaysia	0.3
Mexico	0.5
Netherlands	0.1
New Zealand	0.4
Philippines	0.3
Portugal	0.0	†
Russia	0.1
Singapore	0.1
South Africa	0.2
South Korea	0.0	†
Spain	4.8
Switzerland	0.3
Taiwan	0.4
Thailand	1.3
United Kingdom	4.7
United States	39.6
Other[1]	1.0

	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

January 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 97.5%

Equity Real Estate Investment Trusts (REITs) - 74.7%
AEON REIT Investment Corp.(a)	686	904,227
Alexandria Real Estate Equities, Inc.(a)	50,176	8,384,911
alstria office REIT-AG	63,602	1,097,235
American Homes 4 Rent, Class A	107,702	3,255,831
American Tower Corp.	41,650	9,469,544
Argosy Property Ltd.	111,385	124,025
AvalonBay Communities, Inc.	56,154	9,190,725
Befimmo SA	15,190	647,747
Brandywine Realty Trust(a)	73,598	809,578
BWP Trust	240,394	793,102
Camden Property Trust	29,498	3,013,221
Canadian Apartment Properties REIT(a)	33,320	1,335,461
CapitaLand China Trust	676,200	703,154
CareTrust REIT, Inc.(a)	40,964	920,051
Centerspace(a)	9,016	630,579
Charter Hall Group	185,122	1,934,515
Cominar REIT	35,182	221,979
Cousins Properties, Inc.(a)	59,094	1,863,825
Crombie REIT(a)	53,802	599,742
Cromwell European REIT(b)	1,215,200	738,173
Crown Castle International Corp.	27,734	4,416,917
CT REIT(a)	55,860	679,966
Daiwa Securities Living Investments Corp.	686	657,858
Derwent London plc	42,336	1,844,067
Digital Realty Trust, Inc.	2,548	366,785
Dream Industrial REIT(a)	66,150	656,607
Dream Office REIT(a)	39,396	592,120
Duke Realty Corp.	147,490	5,834,704
EastGroup Properties, Inc.(a)	15,680	2,118,995
Equinix, Inc.(a)	5,390	3,988,384
Equity Commonwealth	48,314	1,377,432
Equity LifeStyle Properties, Inc.	68,894	4,191,511
Equity Residential(a)	148,470	9,151,691
Essex Property Trust, Inc.	17,738	4,250,202
First Capital REIT(a)	54,684	630,977
First Industrial Realty Trust, Inc.	50,666	2,059,066
Fortune REIT(a)	196,000	175,175
Franklin Street Properties Corp.	92,414	379,822
Frasers Logistics & Commercial Trust(b)	940,800	1,020,836
Frontier Real Estate Investment Corp.(a)	196	803,133
Fukuoka REIT Corp.	490	746,970
Gaming and Leisure Properties, Inc.	84,280	3,466,436
GCP Student Living plc	347,116	701,643
Gecina SA	18,228	2,604,275
GEO Group, Inc. (The)(a)	66,248	592,257
Getty Realty Corp.(a)	23,520	624,926

Investments	Shares	Value ($)
Goodman Group	519,890	7,052,298
Goodman Property Trust	478,044	778,630
Granite REIT(a)	13,034	764,215
Growthpoint Properties Australia Ltd.	237,944	584,200
H&R REIT(a)	63,504	604,492
Heiwa Real Estate REIT, Inc.	490	639,792
Hibernia REIT plc	458,738	610,824
Highwoods Properties, Inc.	41,258	1,546,762
Hoshino Resorts REIT, Inc.(a)	140	684,655
Industrial Logistics Properties Trust	34,888	739,975
InterRent REIT(a)	59,388	655,037
Japan Logistics Fund, Inc.(a)	335	1,001,528
Killam Apartment REIT(a)	46,256	635,841
Kite Realty Group Trust(a)	49,882	795,119
Lexington Realty Trust	110,054	1,128,054
Life Storage, Inc.	28,078	2,290,603
LTC Properties, Inc.(a)	18,522	715,690
Mapletree Commercial Trust	852,600	1,329,879
Medical Properties Trust, Inc.	137,004	2,892,154
Mid-America Apartment Communities, Inc.	45,570	6,049,418
Monmouth Real Estate Investment Corp.(a)	49,392	855,963
Mori Trust Sogo Reit, Inc.	490	646,812
National Health Investors, Inc.(a)	18,228	1,181,904
NexPoint Residential Trust, Inc.(a)	14,918	588,813
Nippon Accommodations Fund, Inc.	196	1,078,332
NSI NV(a)	2,450	101,052
Office Properties Income Trust(a)	26,068	603,214
Parkway Life REIT	235,200	735,499
Physicians Realty Trust	73,402	1,294,077
Piedmont Office Realty Trust, Inc., Class A	53,116	816,924
PotlatchDeltic Corp.	26,558	1,268,410
Premier Investment Corp.	588	740,792
Prologis, Inc.	170,324	17,577,437
PS Business Parks, Inc.(a)	8,134	1,107,200
Public Storage	55,860	12,714,853
Rayonier, Inc.	54,292	1,669,479
RioCan REIT(a)	64,092	854,426
Safestore Holdings plc	83,986	934,746
SBA Communications Corp.	7,546	2,027,384
Segro plc	133,770	1,752,798
SL Green Realty Corp.(a)	29,267	1,974,911
SmartCentres REIT(a)	35,770	658,866
STAG Industrial, Inc.(a)	59,388	1,769,762
Summit Industrial Income REIT(a)	62,916	652,086
Terreno Realty Corp.(a)	26,950	1,524,831
VICI Properties, Inc.	212,268	5,366,135
Washington REIT(a)	34,790	763,293
Waypoint REIT	368,382	726,388
Weingarten Realty Investors	49,784	1,120,638
Weyerhaeuser Co.	298,998	9,325,748

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

Investments	Shares	Value ($)
WP Carey, Inc.	69,874	4,639,634

		209,141,953

Household Durables - 0.5%
Iida Group Holdings Co. Ltd.	58,800	1,295,684

Real Estate Management & Development - 22.3%
ADLER Group SA*(b)	29,204	882,031
Aeon Mall Co. Ltd.(a)	49,000	791,900
Aroundtown SA	147,490	1,027,809
Ascendas India Trust	646,800	735,942
Atrium Ljungberg AB, Class B	32,438	627,690
CA Immobilien Anlagen AG	25,480	1,098,926
Castellum AB(a)	92,316	2,227,406
CK Asset Holdings Ltd.	980,000	4,922,845
CLS Holdings plc	206,486	608,207
Daibiru Corp.	49,000	556,483
Deutsche Wohnen SE	121,814	6,049,906
DREAM Unlimited Corp., Class A	4,704	76,003
Entra ASA(a)(b)	58,506	1,304,473
Fabege AB	105,154	1,575,944
Fastighets AB Balder, Class B*	22,736	1,144,640
FastPartner AB, Class A	7,742	81,504
Goldcrest Co. Ltd.	39,200	674,707
Hang Lung Group Ltd.	392,000	993,922
Hang Lung Properties Ltd.	392,000	1,046,500
Heiwa Real Estate Co. Ltd.	19,600	670,214
Henderson Land Development Co. Ltd.	588,000	2,403,916
Hufvudstaden AB, Class A	50,470	775,478
Hulic Co. Ltd.	117,600	1,329,943
Intershop Holding AG	980	660,971
K Wah International Holdings Ltd.(a)	1,176,000	556,616
Kojamo OYJ	51,744	1,105,145
Kungsleden AB	79,086	813,592
Nomura Real Estate Holdings, Inc.	49,000	1,092,373
Open House Co. Ltd.	29,400	1,185,042
Platzer Fastigheter Holding AB, Class B	54,194	640,787
PSP Swiss Property AG (Registered)	17,052	2,187,088
Realogy Holdings Corp.*(a)	65,072	924,022
S IMMO AG(a)	30,184	652,002
Sagax AB, Class B	39,886	793,837
Sirius Real Estate Ltd.	595,350	775,840
St Joe Co. (The)(a)	21,560	959,420
Sumitomo Realty & Development Co. Ltd.	122,600	3,699,254
Sun Hung Kai Properties Ltd.	516,000	7,054,044
Swire Properties Ltd.(a)	450,800	1,311,031
TAG Immobilien AG*	58,310	1,797,940
Tokyo Tatemono Co. Ltd.	78,400	1,056,616
Tricon Residential, Inc.(a)	23,030	219,943
UOL Group Ltd.	186,200	1,027,040
VGP NV	3,724	611,684
Wihlborgs Fastigheter AB	54,978	1,136,445

Investments	Shares	Value ($)
Yanlord Land Group Ltd.	695,800	576,731

		62,443,852

TOTAL COMMON STOCKS (Cost $255,898,320)		272,881,489

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 2.3%

REPURCHASE AGREEMENTS - 2.3%
Citigroup Global Markets, Inc., 0.04%, dated 1/31/2021, due 2/1/2021, repurchase price $2,362,876, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 7.63%, maturing 4/15/2021 - 2/28/2025; total market value $2,388,420	2,362,874	2,362,874
Deutsche Bank AG, London Branch, 0.20%, dated 1/31/2021, due 2/1/2021, repurchase price $2,000,011, collateralized by various Foreign Government Fixed Income Securities, 1.63%, maturing 2/15/2023; Corporate Bonds, 0.50%, maturing 5/27/2025; total market value $2,031,487	2,000,000	2,000,000
NBC Global Finance Ltd., 0.19%, dated 1/31/2021, due 2/1/2021, repurchase price $2,000,011, collateralized by various U.S. Treasury Securities, ranging from 1.63% - 3.63%, maturing 5/31/2022 - 2/15/2047; Common Stocks; total market value $2,191,658	2,000,000	2,000,000

		6,362,874

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $6,362,874)		6,362,874

Total Investments - 99.8% (Cost $262,261,194)		279,244,363
Other assets less liabilities - 0.2%		683,347

Net Assets - 100.0%		279,927,710

*	Non-income producing security.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

(a)

The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $34,554,546, collateralized in the form of cash with a value of $6,362,874 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $22,213,922 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from February 4, 2021 – August 15, 2050 and $7,785,400 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from March 1, 2021 – September 20, 2117; a total value of $36,362,196.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security was purchased with cash collateral held from securities on loan at January 31, 2021. The total value of securities purchased was $6,362,874.

Percentages shown are based on Net Assets.

Abbreviations

OYJ	Public Limited Company

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

Futures Contracts

FlexShares® Global Quality Real Estate Index Fund had the following open futures contracts as of January 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	8	03/19/2021	EUR	$338,034	$(2,294)
Hang Seng Index	6	02/25/2021	HKD	1,095,675	(57,097)
S&P 500 E-Mini Index	9	03/19/2021	USD	1,667,340	19,150
S&P Midcap 400 E-Mini Index	10	03/19/2021	USD	2,335,700	92,652
SPI 200 Index	9	03/18/2021	AUD	1,129,181	(7,231)
TOPIX Mini Index	28	03/11/2021	JPY	482,468	8,503

					$53,683

Forward Foreign Currency Contracts

FlexShares® Global Quality Real Estate Index Fund had the following outstanding contracts as of January 31, 2021:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
EUR	51,023	Toronto-Dominion Bank (The)	USD	61,996	03/17/2021	$52
GBP	22,150	Morgan Stanley	USD	29,309	03/17/2021	1,114
SEK	968,851	Toronto-Dominion Bank (The)	USD	114,727	03/17/2021	1,629
USD	433,247	Morgan Stanley	CAD	553,029	03/17/2021	282
USD	8,314	Toronto-Dominion Bank (The)	CHF	7,373	03/17/2021	15
USD	80,754	Morgan Stanley	JPY	8,382,807	03/17/2021	652

Total unrealized appreciation						$3,744

EUR	40,000	Morgan Stanley	USD	49,208	03/17/2021	$(566)
HKD	317,674	Toronto-Dominion Bank (The)	USD	40,983	03/17/2021	(11)
JPY	8,580,000	JPMorgan Chase Bank	USD	82,913	03/17/2021	(927)
USD	5,359	Toronto-Dominion Bank (The)	AUD	7,101	03/17/2021	(91)
USD	35,219	UBS AG	SGD	47,035	03/17/2021	(222)

Total unrealized depreciation						$(1,817)

Net unrealized appreciation						$1,927

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

FlexShares® Global Quality Real Estate Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2021:

Australia	4.0%
Austria	0.6
Belgium	0.5
Canada	3.5
Finland	0.4
France	0.9
Germany	3.9
Hong Kong	6.6
Ireland	0.2
Japan	7.2
Netherlands	0.0 †
New Zealand	0.3
Norway	0.5
Singapore	2.5
Sweden	3.5
Switzerland	1.0
United Kingdom	2.4
United States	59.5
Other[1]	2.5

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Real Assets Allocation Index Fund

January 31, 2021 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 100.0%

FlexShares® Global Quality Real Estate Index Fund(a)	18,053	1,028,299
FlexShares® Global Upstream Natural Resources Index Fund(a)	49,896	1,647,067
FlexShares® STOXX® Global Broad Infrastructure Index Fund(a)	46,627	2,467,034

TOTAL EXCHANGE TRADED FUNDS (Cost $4,889,586)		5,142,400

Total Investments - 100.0% (Cost $4,889,586)		5,142,400
Other assets less liabilities - 0.0%(b)		343

Net Assets - 100.0%		5,142,743

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the affiliated Funds.
(b)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Real Assets Allocation Index Fund (cont.)

The underlying index of the FlexShares® Real Assets Allocation Index Fund is comprised of securities of affiliated FlexShares® Funds. The Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ended January 31, 2021, was as follows:

Security	Value October 31, 2020	Purchases at Cost	Sales Proceeds	Shares January 31, 2021	Value January 31, 2021	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain/(Loss)
FlexShares® Global Quality Real Estate Index Fund	$917,016	$5,867	$6,353	18,053	$1,028,299	$112,545	$5,930	$(776)
FlexShares® Global Upstream Natural Resources Index Fund	1,335,592	9,707	10,171	49,896	1,647,067	312,434	9,443	(495)
FlexShares® STOXX® Global Broad Infrastructure Index Fund	2,249,624	14,727	15,251	46,627	2,467,034	217,764	15,609	170

	$4,502,232	$30,301	$31,775	114,576	$5,142,400	$642,743	$30,982	$(1,101)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.2%

Aerospace & Defense - 1.1%
Lockheed Martin Corp.	48,535	15,619,534

Auto Components - 0.5%
Gentex Corp.	216,980	7,171,189

Banks - 5.2%
Bank of America Corp.	58,813	1,743,805
JPMorgan Chase & Co.	396,845	51,062,046
M&T Bank Corp.	46,251	6,126,870
PNC Financial Services Group, Inc. (The)	81,082	11,636,889
Western Alliance Bancorp	32,547	2,219,055

		72,788,665

Beverages - 0.2%
Coca-Cola Co. (The)	33,118	1,594,632
PepsiCo, Inc.	6,852	935,777

		2,530,409

Biotechnology - 3.1%
Amgen, Inc.	113,058	27,295,593
Gilead Sciences, Inc.	242,675	15,919,480

		43,215,073

Building Products - 1.0%
A O Smith Corp.	125,620	6,821,166
Trane Technologies plc	54,245	7,776,021

		14,597,187

Capital Markets - 3.5%
Ameriprise Financial, Inc.	42,254	8,360,799
Moody’s Corp.	32,547	8,665,964
Morgan Stanley(a)	133,044	8,920,600
S&P Global, Inc.	46,822	14,842,574
T. Rowe Price Group, Inc.	57,100	8,935,008

		49,724,945

Chemicals - 1.7%
Dow, Inc.	155,312	8,060,693
Eastman Chemical Co.	76,514	7,525,152
Sherwin-Williams Co. (The)	12,562	8,690,391

		24,276,236

Commercial Services & Supplies - 0.6%
Cintas Corp.	5,710	1,816,465
Rollins, Inc.(a)	186,146	6,704,979

		8,521,444

Communications Equipment - 2.6%
Cisco Systems, Inc.	810,249	36,120,901

Consumer Finance - 0.9%
PROG Holdings, Inc.	114,200	5,387,956
Synchrony Financial	208,986	7,032,379

		12,420,335

Investments	Shares	Value ($)
Distributors - 0.6%
Pool Corp.	22,269	7,887,234

Diversified Telecommunication Services - 2.1%
AT&T, Inc.	503,622	14,418,698
Verizon Communications, Inc.	272,938	14,943,355

		29,362,053

Electric Utilities - 2.7%
Evergy, Inc.	102,780	5,522,369
Exelon Corp.	192,427	7,997,266
IDACORP, Inc.	42,254	3,731,028
NRG Energy, Inc.	190,714	7,897,467
OGE Energy Corp.	209,557	6,395,680
PPL Corp.	219,835	6,082,835

		37,626,645

Electrical Equipment - 1.1%
Hubbell, Inc.	45,680	7,107,808
Rockwell Automation, Inc.	32,547	8,088,906

		15,196,714

Energy Equipment & Services - 1.6%
Baker Hughes Co.	365,440	7,341,690
Halliburton Co.	424,824	7,489,647
Schlumberger NV	371,721	8,255,923

		23,087,260

Entertainment - 2.3%
Activision Blizzard, Inc.	150,173	13,665,743
Electronic Arts, Inc.	67,378	9,648,530
World Wrestling Entertainment, Inc., Class A(a)	162,735	9,166,862

		32,481,135

Equity Real Estate Investment Trusts (REITs) - 3.8%
American Tower Corp.	52,532	11,943,676
Extra Space Storage, Inc.	63,381	7,212,124
Gaming and Leisure Properties, Inc.	171,300	7,045,569
Highwoods Properties, Inc.	98,212	3,681,968
National Health Investors, Inc.(a)	103,922	6,738,302
PotlatchDeltic Corp.	158,167	7,554,056
Public Storage	35,402	8,058,203
VEREIT, Inc.	45,864	1,615,789

		53,849,687

Food & Staples Retailing - 2.0%
Walmart, Inc.	204,989	28,798,905

Food Products - 0.9%
Campbell Soup Co.(a)	119,339	5,741,399
General Mills, Inc.	127,333	7,398,048

		13,139,447

Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	7,423	917,409
ResMed, Inc.	37,115	7,481,270

		8,398,679

Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	68,520	7,139,784
Cardinal Health, Inc.	125,049	6,718,883

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
Chemed Corp.	13,133	6,801,581
McKesson Corp.	45,680	7,969,789
UnitedHealth Group, Inc.	19,985	6,666,596

		35,296,633

Health Care Technology - 0.6%
Cerner Corp.(a)	101,638	8,142,220

Household Durables - 0.6%
PulteGroup, Inc.	154,170	6,706,395
Whirlpool Corp.	9,707	1,796,669

		8,503,064

Household Products - 2.4%
Clorox Co. (The)	5,710	1,196,017
Colgate-Palmolive Co.	34,831	2,716,818
Procter & Gamble Co. (The)	232,397	29,795,619

		33,708,454

Independent Power and Renewable Electricity Producers - 0.9%
AES Corp. (The)(a)	160,451	3,913,400
NextEra Energy Partners LP(a)	25,124	2,047,606
Vistra Corp.	350,594	7,001,362

		12,962,368

Insurance - 2.1%
Aflac, Inc.	165,019	7,455,558
Aon plc, Class A(a)	18,843	3,827,013
MetLife, Inc.	171,871	8,275,589
Progressive Corp. (The)	111,916	9,757,956

		29,316,116

Internet & Direct Marketing Retail - 0.7%
eBay, Inc.(a)	167,303	9,454,293

IT Services - 4.0%
International Business Machines Corp.(a)	171,300	20,403,543
Mastercard, Inc., Class A	14,275	4,515,040
Paychex, Inc.	85,079	7,429,098
Visa, Inc., Class A	92,502	17,876,012
Western Union Co. (The)	283,216	6,307,220

		56,530,913

Leisure Products - 1.1%
Brunswick Corp.	95,357	8,244,566
Polaris, Inc.	63,952	7,461,280

		15,705,846

Life Sciences Tools & Services - 0.0%(b)
Thermo Fisher Scientific, Inc.	1,142	582,077

Machinery - 1.3%
Illinois Tool Works, Inc.	61,097	11,865,648
Pentair plc(a)	114,200	6,219,332

		18,084,980

Media - 2.9%
Comcast Corp., Class A	252,953	12,538,880
Interpublic Group of Cos., Inc. (The)(a)	81,653	1,965,388
New York Times Co. (The), Class A	165,019	8,183,292
Nexstar Media Group, Inc., Class A	36,544	4,153,957
Omnicom Group, Inc.(a)	116,484	7,266,272

Investments	Shares	Value ($)
Sirius XM Holdings, Inc.(a)	1,118,589	7,002,367

		41,110,156

Metals & Mining - 0.6%
Newmont Corp.	155,312	9,256,595

Multiline Retail - 0.2%
Target Corp.	13,133	2,379,306

Multi-Utilities - 1.6%
MDU Resources Group, Inc.	275,222	7,235,586
Public Service Enterprise Group, Inc.	135,898	7,668,724
WEC Energy Group, Inc.	81,082	7,208,190

		22,112,500

Oil, Gas & Consumable Fuels - 1.5%
Antero Midstream Corp.(a)	1,031,797	8,357,556
Cabot Oil & Gas Corp.(a)	15,417	282,594
Plains GP Holdings LP, Class A*	612,683	5,293,581
Williams Cos., Inc. (The)	376,289	7,988,615

		21,922,346

Personal Products - 0.3%
Nu Skin Enterprises, Inc., Class A	80,511	4,659,172

Pharmaceuticals - 6.9%
Eli Lilly and Co.	107,919	22,443,915
Johnson & Johnson	316,334	51,603,565
Merck & Co., Inc.	284,358	21,915,471
Pfizer, Inc.	52,532	1,885,899

		97,848,850

Professional Services - 0.5%
CoreLogic, Inc.	90,218	6,792,513

Road & Rail - 0.5%
Old Dominion Freight Line, Inc.	37,115	7,200,310

Semiconductors & Semiconductor Equipment - 3.9%
Intel Corp.	87,934	4,881,216
KLA Corp.	34,260	9,595,198
Microchip Technology, Inc.	63,952	8,704,507
Skyworks Solutions, Inc.	17,701	2,995,894
Texas Instruments, Inc.	176,439	29,234,178

		55,410,993

Software - 6.3%
Citrix Systems, Inc.(a)	51,390	6,850,801
Microsoft Corp.	245,530	56,953,139
NortonLifeLock, Inc.	57,671	1,215,128
Oracle Corp.	400,271	24,188,376

		89,207,444

Specialty Retail - 4.7%
Best Buy Co., Inc.	66,807	7,269,938
Home Depot, Inc. (The)	96,499	26,133,859
Lowe’s Cos., Inc.	129,617	21,626,597
Tractor Supply Co.	15,988	2,266,139
Williams-Sonoma, Inc.(a)	73,088	9,422,505

		66,719,038

Technology Hardware, Storage & Peripherals - 9.8%
Apple, Inc.	943,292	124,476,812

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
NetApp, Inc.	88,505	5,880,272
Seagate Technology plc	118,197	7,815,186

		138,172,270

Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.(a)	427,108	6,530,481

Tobacco - 2.7%
Altria Group, Inc.	358,017	14,707,338
Philip Morris International, Inc.	298,633	23,786,119

		38,493,457

Trading Companies & Distributors - 2.0%
Fastenal Co.	162,164	7,393,057
MSC Industrial Direct Co., Inc., Class A	82,224	6,378,116
Watsco, Inc.(a)	30,834	7,353,600
WW Grainger, Inc.	18,272	6,658,134

		27,782,907

TOTAL COMMON STOCKS (Cost $1,147,513,901)		1,400,698,979

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 3.8%

CERTIFICATES OF DEPOSIT - 1.2%
Bank of Nova Scotia, Houston (ICE LIBOR USD 3 Month + 0.08%), 0.30%, 7/21/2021(d)	3,000,000	3,000,603
Cooperatieve Rabobank UA, London (ICE LIBOR USD 3 Month + 0.08%), 0.29%, 7/30/2021(d)	3,000,000	3,000,780
Landesbank Baden-Wurttemberg, New York 0.17%, 3/1/2021	2,000,000	2,000,000
Nordea Bank Abp, New York Branch (ICE LIBOR USD 3 Month + 0.03%), 0.27%, 10/7/2021(d)	3,000,000	3,000,615
Oversea-Chinese Banking Corp. Ltd., New York 0.24%, 3/12/2021	3,000,000	3,000,000
Royal Bank of Canada, New York (ICE LIBOR USD 3 Month + 0.04%), 0.28%, 10/5/2021(d)	1,000,000	1,000,428
Toronto-Dominion Bank, New York 0.22%, 2/23/2021	1,000,000	1,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $15,999,861)		16,002,426

REPURCHASE AGREEMENTS - 2.6%
BofA Securities, Inc., 0.52%, dated 1/31/2021, due 5/3/2021, repurchase price $8,010,631, collateralized by various Common Stocks; total market value $8,628,629	8,000,000	8,000,000

Investments	Principal Amount ($)	Value ($)
Citigroup Global Markets, Inc., 0.04%, dated 1/31/2021, due 2/1/2021, repurchase price $4,642,274, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 7.63%, maturing 4/15/2021 - 2/28/2025; total market value $4,692,459	4,642,269	4,642,269
Deutsche Bank AG, London Branch, 0.20%, dated 1/31/2021, due 2/1/2021, repurchase price $9,000,050, collateralized by various Foreign Government Fixed Income Securities, 1.63%, maturing 2/15/2023; Corporate Bonds, 0.50%, maturing 5/27/2025; total market value $9,141,693	9,000,000	9,000,000
NBC Global Finance Ltd., 0.19%, dated 1/31/2021, due 2/1/2021, repurchase price $15,000,079, collateralized by various U.S. Treasury Securities, ranging from 1.63% - 3.63%, maturing 5/31/2022 - 2/15/2047; Common Stocks; total market value $16,437,435	15,000,000	15,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $36,642,269)		36,642,269

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $52,642,130)		52,644,695

Total Investments - 103.0% (Cost $1,200,156,031)		1,453,343,674
Liabilities in excess of other assets - (3.0%)		(41,685,575)

Net Assets - 100.0%		1,411,658,099

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $99,398,005, collateralized in the form of cash with a value of $52,642,117 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $48,868,931 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from February 4, 2021 – May 15, 2050 and $1,896,186 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from September 28, 2022 – September 20, 2117; a total value of $103,407,234.

(b)	Represents less than 0.05% of net assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Index Fund (cont.)

(c)	The security was purchased with cash collateral held from securities on loan at January 31, 2021. The total value of securities purchased was $52,644,695.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2021.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	US Dollar

Percentages shown are based on Net Assets.

Futures Contracts

FlexShares® Quality Dividend Index Fund had the following open futures contracts as of January 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	57	03/19/2021	USD	$10,559,820	$16,423

Abbreviations:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.6%

Aerospace & Defense - 1.1%
Lockheed Martin Corp.	15,853	5,101,812

Banks - 3.8%
Bank of America Corp.	19,100	566,315
JPMorgan Chase & Co.	131,408	16,908,267

		17,474,582

Beverages - 0.3%
Coca-Cola Co. (The)	24,448	1,177,171
PepsiCo, Inc.	2,101	286,934

		1,464,105

Biotechnology - 3.1%
Amgen, Inc.	36,672	8,853,721
Gilead Sciences, Inc.	78,119	5,124,606

		13,978,327

Building Products - 0.6%
Trane Technologies plc	17,763	2,546,326

Capital Markets - 2.4%
Intercontinental Exchange, Inc.	34,571	3,814,910
MarketAxess Holdings, Inc.	1,337	722,996
MSCI, Inc.	2,292	906,027
T. Rowe Price Group, Inc.	18,527	2,899,105
Virtu Financial, Inc., Class A(a)	97,601	2,710,380

		11,053,418

Chemicals - 1.3%
CF Industries Holdings, Inc.	51,570	2,133,967
Dow, Inc.	18,527	961,551
Scotts Miracle-Gro Co. (The)	13,370	2,960,252

		6,055,770

Commercial Services & Supplies - 1.0%
Cintas Corp.	7,258	2,308,915
Rollins, Inc.(a)	60,929	2,194,663

		4,503,578

Communications Equipment - 3.1%
Cisco Systems, Inc.	262,625	11,707,823
Motorola Solutions, Inc.	15,280	2,560,164

		14,267,987

Containers & Packaging - 0.2%
International Paper Co.	14,325	720,691

Distributors - 0.6%
Pool Corp.	7,258	2,570,638

Diversified Consumer Services - 0.1%
Service Corp. International	11,842	597,192

Diversified Telecommunication Services - 2.3%
AT&T, Inc.	166,170	4,757,447
Cogent Communications Holdings, Inc.	7,067	402,466

Investments	Shares	Value ($)
Lumen Technologies, Inc.	55,390	685,728
Verizon Communications, Inc.	89,006	4,873,078

		10,718,719

Electric Utilities - 2.8%
Evergy, Inc.	33,998	1,826,713
Exelon Corp.	62,648	2,603,651
FirstEnergy Corp.	6,494	199,755
IDACORP, Inc.	24,066	2,125,028
NextEra Energy, Inc.	3,438	278,031
OGE Energy Corp.	67,996	2,075,238
PPL Corp.	75,254	2,082,278
Southern Co. (The)	28,459	1,676,804

		12,867,498

Electrical Equipment - 0.3%
Eaton Corp. plc	10,887	1,281,400

Entertainment - 2.1%
Activision Blizzard, Inc.	48,896	4,449,536
Electronic Arts, Inc.	21,965	3,145,388
World Wrestling Entertainment, Inc., Class A(a)	34,953	1,968,902

		9,563,826

Equity Real Estate Investment Trusts (REITs) - 5.7%
American Tower Corp.	27,886	6,340,161
CoreSite Realty Corp.(a)	3,820	513,561
Crown Castle International Corp.	11,460	1,825,120
CubeSmart(a)	68,951	2,402,253
Extra Space Storage, Inc.	20,628	2,347,260
Gaming and Leisure Properties, Inc.	56,094	2,307,146
Healthcare Realty Trust, Inc.	64,558	1,937,386
Iron Mountain, Inc.(a)	20,628	694,545
Mid-America Apartment Communities, Inc.	12,224	1,622,736
National Health Investors, Inc.(a)	33,234	2,154,892
Public Storage	11,460	2,608,525
SBA Communications Corp.	3,247	872,371
VEREIT, Inc.	14,859	523,483

		26,149,439

Food & Staples Retailing - 2.7%
Walmart, Inc.	89,197	12,531,287

Food Products - 0.7%
General Mills, Inc.	41,065	2,385,877
Hershey Co. (The)	4,966	722,255

		3,108,132

Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	2,674	330,479
ResMed, Inc.	12,033	2,425,492

		2,755,971

Health Care Providers & Services - 4.2%
AmerisourceBergen Corp.	22,920	2,388,264
Cardinal Health, Inc.	2,483	133,412
Chemed Corp.	4,775	2,472,972

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
UnitedHealth Group, Inc.	43,357	14,463,028

		19,457,676

Hotels, Restaurants & Leisure - 1.2%
Domino’s Pizza, Inc.	1,528	566,521
Wingstop, Inc.	16,426	2,464,721
Yum! Brands, Inc.	25,403	2,578,151

		5,609,393

Household Durables - 0.7%
Newell Brands, Inc.	106,196	2,550,828
PulteGroup, Inc.	9,932	432,042

		2,982,870

Household Products - 2.1%
Church & Dwight Co., Inc.	8,404	709,550
Clorox Co. (The)	12,033	2,520,432
Procter & Gamble Co. (The)	51,379	6,587,301

		9,817,283

Independent Power and Renewable Electricity Producers - 0.7%
AES Corp. (The)(a)	111,353	2,715,900
NextEra Energy Partners LP(a)	6,876	560,394

		3,276,294

Insurance - 3.5%
Aflac, Inc.	55,008	2,485,261
Aon plc, Class A(a)	14,516	2,948,200
Brown & Brown, Inc.	12,797	551,423
Fidelity National Financial, Inc.	13,943	506,131
Hanover Insurance Group, Inc. (The)(a)	16,999	1,911,878
Kinsale Capital Group, Inc.	9,741	1,827,022
MetLife, Inc.	56,154	2,703,815
Progressive Corp. (The)	37,054	3,230,738

		16,164,468

Internet & Direct Marketing Retail - 0.7%
eBay, Inc.	54,053	3,054,535

IT Services - 3.9%
Booz Allen Hamilton Holding Corp.	4,775	406,687
International Business Machines Corp.(a)	55,772	6,643,003
Jack Henry & Associates, Inc.	14,707	2,129,426
Mastercard, Inc., Class A	4,584	1,449,873
Paychex, Inc.	28,268	2,468,362
Visa, Inc., Class A(a)	11,651	2,251,556
Western Union Co. (The)	105,814	2,356,478

		17,705,385

Life Sciences Tools & Services - 0.0%(b)
Thermo Fisher Scientific, Inc.	382	194,705

Machinery - 0.9%
Cummins, Inc.	573	134,323
Illinois Tool Works, Inc.	19,673	3,820,693

		3,955,016

Media - 2.8%
Comcast Corp., Class A	102,567	5,084,246
Interpublic Group of Cos., Inc. (The)	25,021	602,255

Investments	Shares	Value ($)
New York Times Co. (The), Class A	54,053	2,680,488
Omnicom Group, Inc.	37,818	2,359,087
Sirius XM Holdings, Inc.(a)	356,406	2,231,102

		12,957,178

Metals & Mining - 0.6%
Newmont Corp.	49,660	2,959,736

Multiline Retail - 1.1%
Target Corp.	27,886	5,052,107

Multi-Utilities - 1.9%
Dominion Energy, Inc.	53,289	3,884,235
Public Service Enterprise Group, Inc.	44,503	2,511,304
WEC Energy Group, Inc.(a)	25,976	2,309,267

		8,704,806

Oil, Gas & Consumable Fuels - 1.6%
Antero Midstream Corp.	335,969	2,721,349
Cabot Oil & Gas Corp.(a)	111,735	2,048,103
Kinder Morgan, Inc.	182,214	2,565,573

		7,335,025

Pharmaceuticals - 7.3%
Eli Lilly and Co.	54,244	11,281,124
Johnson & Johnson	106,960	17,448,385
Merck & Co., Inc.	26,740	2,060,852
Pfizer, Inc.	76,591	2,749,617

		33,539,978

Professional Services - 1.0%
CoreLogic, Inc.	29,223	2,200,200
Exponent, Inc.	26,740	2,208,189

		4,408,389

Semiconductors & Semiconductor Equipment - 4.6%
Broadcom, Inc.	8,213	3,699,956
Intel Corp.	33,043	1,834,217
KLA Corp.	11,078	3,102,615
Skyworks Solutions, Inc.	17,190	2,909,408
Texas Instruments, Inc.	57,682	9,557,331

		21,103,527

Software - 6.6%
Citrix Systems, Inc.(a)	19,864	2,648,070
Microsoft Corp.	91,489	21,221,788
NortonLifeLock, Inc.	123,768	2,607,792
Oracle Corp.	60,165	3,635,771

		30,113,421

Specialty Retail - 4.3%
Best Buy Co., Inc.	21,774	2,369,447
Home Depot, Inc. (The)	54,053	14,638,633
Lowe’s Cos., Inc.	16,235	2,708,810
Tractor Supply Co.	1,528	216,579

		19,933,469

Technology Hardware, Storage & Peripherals - 9.5%
Apple, Inc.	307,319	40,553,815
Seagate Technology plc	43,357	2,866,765

		43,420,580

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.(a)	140,194	2,143,566

Thrifts & Mortgage Finance - 0.5%
PennyMac Financial Services, Inc.(a)	40,110	2,326,380

Tobacco - 2.7%
Altria Group, Inc.	117,465	4,825,462
Philip Morris International, Inc.	97,410	7,758,707

		12,584,169

Trading Companies & Distributors - 1.9%
Fastenal Co.	50,806	2,316,245
MSC Industrial Direct Co., Inc., Class A(a)	26,931	2,089,038
Watsco, Inc.	9,741	2,323,131
WW Grainger, Inc.	5,921	2,157,553

		8,885,967

TOTAL COMMON STOCKS (Cost $375,818,084)		456,996,621

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 2.2%

REPURCHASE AGREEMENTS - 2.2%
BofA Securities, Inc., 0.52%, dated 1/31/2021, due 5/3/2021, repurchase price $1,001,329, collateralized by various Common Stocks; total market value $1,078,579	1,000,000	1,000,000
Citigroup Global Markets, Inc., 0.04%, dated 1/31/2021, due 2/1/2021, repurchase price $3,379,389, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 7.63%, maturing 4/15/2021 - 2/28/2025; total market value $3,415,921	3,379,385	3,379,385

Investments	Principal Amount ($)	Value ($)
Deutsche Bank AG, London Branch, 0.20%, dated 1/31/2021, due 2/1/2021, repurchase price $5,500,031, collateralized by various Foreign Government Fixed Income Securities, 1.63%, maturing 2/15/2023; Corporate Bonds, 0.50%, maturing 5/27/2025; total market value $5,586,590	5,500,000	5,500,000

		9,879,385

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $9,879,385)		9,879,385

Total Investments - 101.8% (Cost $385,697,469)		466,876,006
Liabilities in excess of other assets - (1.8%)		(8,055,464)

Net Assets - 100.0%		458,820,542

(a)

The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $31,221,796, collateralized in the form of cash with a value of $9,879,385 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $20,886,679 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from February 4, 2021 – August 15, 2050 and $1,706,243 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from January 4, 2022 – September 20, 2117; a total value of $32,472,307.

(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at January 31, 2021. The total value of securities purchased was $9,879,385.

Percentages shown are based on Net Assets.

Futures Contracts

FlexShares® Quality Dividend Defensive Index Fund had the following open futures contracts as of January 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Long Contracts
S&P 500 E-Mini Index	9	03/19/2021	USD	$1,667,340	$(2,586)

Abbreviations:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

January 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.1%

Aerospace & Defense - 1.1%
Lockheed Martin Corp.	516	166,059

Air Freight & Logistics - 0.1%
United Parcel Service, Inc., Class B	138	21,390

Auto Components - 0.5%
Gentex Corp.	2,328	76,940

Automobiles - 0.1%
Thor Industries, Inc.(a)	186	22,508

Banks - 6.4%

Bank of America Corp.	2,940	87,171
Citigroup, Inc.	4,272	247,733
Comerica, Inc.	360	20,592
JPMorgan Chase & Co.	4,128	531,150
Western Alliance Bancorp	1,398	95,316

		981,962

Beverages - 0.2%
Coca-Cola Co. (The)	582	28,023
PepsiCo, Inc.	78	10,653

		38,676

Biotechnology - 1.9%
Amgen, Inc.	1,212	292,613

Building Products - 3.0%
A O Smith Corp.	1,356	73,631
Advanced Drainage Systems, Inc.	1,128	93,037
Fortune Brands Home & Security, Inc.	912	78,660
Masco Corp.	1,248	67,779
Simpson Manufacturing Co., Inc.	684	62,928
Trane Technologies plc	594	85,150

		461,185

Capital Markets - 4.2%
Ameriprise Financial, Inc.	450	89,041
Artisan Partners Asset Management, Inc., Class A	312	15,101
BlackRock, Inc.	6	4,208
Eaton Vance Corp.	282	18,933
LPL Financial Holdings, Inc.	816	88,405
Morgan Stanley	2,892	193,909
S&P Global, Inc.	462	146,454
T. Rowe Price Group, Inc.	600	93,888

		649,939

Chemicals - 3.9%
Celanese Corp.	594	72,557
Chemours Co. (The)	3,072	80,917
Dow, Inc.	1,662	86,258
Eastman Chemical Co.	816	80,254

Investments	Shares	Value ($)
FMC Corp.	684	74,070
Scotts Miracle-Gro Co. (The)	432	95,649
Sherwin-Williams Co. (The)	168	116,222

		605,927

Commercial Services & Supplies - 0.5%
Cintas Corp.	240	76,349

Communications Equipment - 2.5%
Cisco Systems, Inc.	8,676	386,776

Consumer Finance - 1.6%
Discover Financial Services	1,080	90,223
OneMain Holdings, Inc.	1,884	87,719
Synchrony Financial	2,124	71,473

		249,415

Containers & Packaging - 0.2%
International Paper Co.	468	23,545

Distributors - 0.5%
Pool Corp.	234	82,878

Diversified Telecommunication Services - 2.2%
AT&T, Inc.	5,388	154,258
Lumen Technologies, Inc.	1,728	21,393
Verizon Communications, Inc.	2,904	158,994

		334,645

Electric Utilities - 0.4%
PPL Corp.	2,292	63,420

Electrical Equipment - 2.0%
Eaton Corp. plc	354	41,666
Emerson Electric Co.	1,248	99,029
Hubbell, Inc.	480	74,688
Rockwell Automation, Inc.	348	86,488

		301,871

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp., Class A	198	24,726

Energy Equipment & Services - 0.6%
Baker Hughes Co.	4,104	82,449
Halliburton Co.	270	4,760

		87,209

Entertainment - 1.6%
Activision Blizzard, Inc.	1,602	145,782
Electronic Arts, Inc.	720	103,104

		248,886

Equity Real Estate Investment Trusts (REITs) - 1.6%
Gaming and Leisure Properties, Inc.	1,816	74,692
National Health Investors, Inc.	1,128	73,139
VEREIT, Inc.	447	15,748
Weyerhaeuser Co.	2,778	86,646

		250,225

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
Food & Staples Retailing - 0.1%
Walmart, Inc.	144	20,231

Food Products - 0.5%
General Mills, Inc.	1,314	76,343

Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	636	78,604
West Pharmaceutical Services, Inc.	78	23,360

		101,964

Health Care Providers & Services - 1.2%
Cardinal Health, Inc.	1,254	67,377
Humana, Inc.	114	43,675
UnitedHealth Group, Inc.	204	68,050

		179,102

Household Durables - 0.5%
DR Horton, Inc.	342	26,265
Lennar Corp., Class A(a)	294	24,446
Whirlpool Corp.	108	19,990

		70,701

Household Products - 0.5%
Procter & Gamble Co. (The)	582	74,618

Independent Power and Renewable Electricity Producers - 0.7%
AES Corp. (The)	3,714	90,585
NextEra Energy Partners LP(a)	270	22,005

		112,590

Industrial Conglomerates - 0.2%
Honeywell International, Inc.	138	26,961

Insurance - 1.2%
Kinsale Capital Group, Inc.	240	45,015
MetLife, Inc.	1,896	91,292
Unum Group	2,418	56,170

		192,477

Internet & Direct Marketing Retail - 0.6%
eBay, Inc.	1,764	99,684

IT Services - 2.5%
International Business Machines Corp.	1,830	217,971
Mastercard, Inc., Class A	276	87,296
Visa, Inc., Class A(a)	438	84,644

		389,911

Leisure Products - 1.1%
Brunswick Corp.	1,020	88,189
Polaris, Inc.	672	78,402

		166,591

Life Sciences Tools & Services - 2.7%
Thermo Fisher Scientific, Inc.	816	415,915

Machinery - 1.7%
Caterpillar, Inc.	120	21,941
Cummins, Inc.	132	30,943
Dover Corp.	648	75,486
Illinois Tool Works, Inc.	654	127,013

Investments	Shares	Value ($)
Lincoln Electric Holdings, Inc.	66	7,557

		262,940

Media - 3.2%
Comcast Corp., Class A	3,360	166,555
Interpublic Group of Cos., Inc. (The)	882	21,230
New York Times Co. (The), Class A	1,752	86,882
Nexstar Media Group, Inc., Class A	702	79,796
Omnicom Group, Inc.	1,110	69,242
Sirius XM Holdings, Inc.(a)	11,988	75,045

		498,750

Metals & Mining - 1.1%
Commercial Metals Co.	3,132	61,669
Hecla Mining Co.	3,012	17,139
Newmont Corp.	1,632	97,267

		176,075

Multiline Retail - 1.2%
Target Corp.	1,026	185,880

Oil, Gas & Consumable Fuels - 3.4%
Antero Midstream Corp.	10,866	88,015
Apache Corp.	1,428	20,392
Chevron Corp.	1,554	132,401
Devon Energy Corp.	2,238	36,837
Equitrans Midstream Corp.(a)	10,170	67,630
ONEOK, Inc.	582	23,181
Plains GP Holdings LP, Class A*	8,814	76,153
Williams Cos., Inc. (The)	3,942	83,689

		528,298

Personal Products - 0.4%
Nu Skin Enterprises, Inc., Class A	1,194	69,097

Pharmaceuticals - 5.7%
Johnson & Johnson	3,510	572,586
Merck & Co., Inc.	2,106	162,309
Pfizer, Inc.	3,984	143,026

		877,921

Professional Services - 1.0%
CoreLogic, Inc.	954	71,827
Robert Half International, Inc.	1,158	78,165

		149,992

Road & Rail - 0.5%
Old Dominion Freight Line, Inc.	384	74,496

Semiconductors & Semiconductor Equipment - 7.6%
Applied Materials, Inc.	1,842	178,084
Broadcom, Inc.	210	94,605
Intel Corp.	894	49,626
KLA Corp.	366	102,506
Lam Research Corp.	126	60,978
Microchip Technology, Inc.	684	93,099
QUALCOMM, Inc.	960	150,029
Skyworks Solutions, Inc.	576	97,488
Teradyne, Inc.	216	24,512
Texas Instruments, Inc.	1,896	314,148

		1,165,075

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
Software - 6.1%
Intuit, Inc.	168	60,686
Microsoft Corp.	3,306	766,860
NortonLifeLock, Inc.	1,386	29,203
Oracle Corp.	198	11,965
SS&C Technologies Holdings, Inc.	1,176	73,947

		942,661

Specialty Retail - 5.3%
Best Buy Co., Inc.	714	77,697
Camping World Holdings, Inc., Class A(a)	2,544	86,903
Dick’s Sporting Goods, Inc.	852	57,093
Home Depot, Inc. (The)	858	232,364
Lowe’s Cos., Inc.	1,548	258,284
Williams-Sonoma, Inc.	786	101,331

		813,672

Technology Hardware, Storage & Peripherals - 9.6%
Apple, Inc.	10,104	1,333,324
HP, Inc.	624	15,188
NetApp, Inc.	540	35,877
Seagate Technology plc	1,380	91,246

		1,475,635

Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands, Inc.(a)	4,380	66,970

Thrifts & Mortgage Finance - 0.3%
PennyMac Financial Services, Inc.(a)	822	47,676

Tobacco - 2.7%
Altria Group, Inc.	3,840	157,747
Philip Morris International, Inc.	3,198	254,721

		412,468

Trading Companies & Distributors - 1.1%
Fastenal Co.	1,734	79,053
MSC Industrial Direct Co., Inc., Class A	240	18,617
Watsco, Inc.	294	70,116

		167,786

TOTAL COMMON STOCKS (Cost $12,214,111)		15,289,624

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(b) - 1.5%

REPURCHASE AGREEMENTS - 1.5%
Citigroup Global Markets, Inc., 0.04%, dated 1/31/2021, due 2/1/2021, repurchase price $135,889, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 7.63%, maturing 4/15/2021 - 2/28/2025; total market value $137,358	135,888	135,888
Investments	Principal Amount ($)	Value ($)
Deutsche Bank AG, London Branch, 0.20%, dated 1/31/2021, due 2/1/2021, repurchase price $100,001, collateralized by various Foreign Government Fixed Income Securities, 1.63%, maturing 2/15/2023; Corporate Bonds, 0.50%, maturing 5/27/2025; total market value $101,574	100,000	100,000

		235,888

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $235,888)		235,888

Total Investments - 100.6% (Cost $12,449,999)		15,525,512
Liabilities in excess of other assets - (0.6%)		(97,887)

Net Assets - 100.0%		15,427,625

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $478,448, collateralized in the form of cash with a value of $235,888 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $202,583 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from February 4, 2021 – May 15, 2050 and $68,953 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from September 28, 2022 – September 20, 2117; a total value of $507,424.

(b)	The security was purchased with cash collateral held from securities on loan at January 31, 2021. The total value of securities purchased was $235,888.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 97.7%

Auto Components - 0.8%
Bridgestone Corp.	113,700	4,200,693

Automobiles - 2.5%
Bajaj Auto Ltd.	55,512	3,047,834
Ford Otomotiv Sanayi A/S	242,136	4,774,045
Tofas Turk Otomobil Fabrikasi A/S	1,053,216	5,223,871

		13,045,750

Banks - 7.2%
Absa Group Ltd.	326,592	2,478,866
Banco Santander Brasil SA*	281,100	2,021,335
Banco Santander Brasil SA (Preference)*	302,400	1,123,252
Bank of China Ltd., Class H	4,536,000	1,538,549
China Construction Bank Corp., Class H	3,038,000	2,303,816
China Minsheng Banking Corp. Ltd., Class H(a)	6,588,000	3,772,412
DBS Group Holdings Ltd.(a)	217,656	4,129,740
Hana Financial Group, Inc.	2,808	81,961
Hang Seng Bank Ltd.(a)	199,800	3,615,229
National Bank of Canada	75,600	4,253,295
Royal Bank of Canada(a)	151,416	12,267,843

		37,586,298

Beverages - 0.4%
Carlsberg A/S, Class B	4,968	730,512
Coca-Cola Amatil Ltd.	157,032	1,575,915

		2,306,427

Building Products - 0.4%
Geberit AG (Registered)	3,456	2,119,597

Capital Markets - 2.8%
CSC Financial Co. Ltd., Class H(a)(b)	216,000	317,014
Deutsche Boerse AG	7,128	1,148,290
Korea Investment Holdings Co. Ltd. (Preference)*	66,096	3,645,739
Moscow Exchange MICEX-RTS PJSC	88,560	184,501
Partners Group Holding AG	3,888	4,608,696
Standard Life Aberdeen plc	1,072,224	4,448,054

		14,352,294

Chemicals - 0.5%
Nissan Chemical Corp.	8,500	483,882
Nitto Denko Corp.	14,500	1,311,571
Sinopec Shanghai Petrochemical Co. Ltd., Class H(a)	3,888,000	862,457

		2,657,910

Investments	Shares	Value ($)
Commercial Services & Supplies - 0.1%
Country Garden Services Holdings Co. Ltd.	49,000	400,337

Construction & Engineering - 1.0%
Obayashi Corp.	216,000	1,807,307
Taisei Corp.	108,000	3,491,857

		5,299,164

Construction Materials - 1.7%
Ambuja Cements Ltd.	965,952	3,221,826
China Resources Cement Holdings Ltd.	1,468,000	1,622,518
Ssangyong Cement Industrial Co. Ltd.	676,080	3,904,413

		8,748,757

Diversified Financial Services - 2.3%
Banca Mediolanum SpA	410,400	3,263,304
M&G plc	1,483,920	3,584,347
Power Finance Corp. Ltd.	699,408	1,052,563
REC Ltd.	2,363,688	4,292,608

		12,192,822

Diversified Telecommunication Services - 3.2%
Elisa OYJ	6,264	373,505
Hellenic Telecommunications Organization SA	246,456	3,593,033
Koninklijke KPN NV	1,282,608	4,014,027
O2 Czech Republic A/S	344,520	4,058,577
Proximus SADP(a)	112,536	2,376,193
Spark New Zealand Ltd.	54,648	189,047
Swisscom AG (Registered)	3,240	1,767,869
Telefonica SA(a)	24,464	105,630

		16,477,881

Electric Utilities - 1.7%
Fortum OYJ	109,296	2,653,682
Red Electrica Corp. SA	69,768	1,327,360
SSE plc	227,016	4,626,197
Transmissora Alianca de Energia Eletrica SA	64,800	380,866

		8,988,105

Electrical Equipment - 0.7%
Mitsubishi Electric Corp.	238,000	3,624,729

Entertainment - 1.5%
NetEase, Inc., ADR	5,832	670,621
Nintendo Co. Ltd.	12,200	7,059,325

		7,729,946

Equity Real Estate Investment Trusts (REITs) - 0.8%
Gecina SA	25,056	3,579,807
RioCan REIT(a)	39,744	529,837

		4,109,644

Food & Staples Retailing - 0.1%
Kobe Bussan Co. Ltd.(a)	8,600	238,709

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
Food Products - 1.8%
Dali Foods Group Co. Ltd.(b)	324,000	195,139
Nestle SA (Registered)	71,712	8,064,376
Want Want China Holdings Ltd.(a)	1,512,000	1,088,099

		9,347,614

Gas Utilities - 1.8%
Enagas SA	160,272	3,538,935
Naturgy Energy Group SA(a)	158,976	4,115,812
Snam SpA	304,992	1,603,675

		9,258,422

Health Care Equipment & Supplies - 0.7%
Coloplast A/S, Class B	2,160	323,683
Hoya Corp.	4,900	626,921
Top Glove Corp. Bhd.	1,706,400	2,845,055

		3,795,659

Hotels, Restaurants & Leisure - 1.3%
Evolution Gaming Group AB(b)	50,544	4,948,495
Genting Singapore Ltd.	1,922,400	1,238,529
Kangwon Land, Inc.*	38,232	804,902

		6,991,926

Household Durables - 2.2%
Casio Computer Co. Ltd.	194,400	3,435,121
Nien Made Enterprise Co. Ltd.	307,000	4,056,424
Sekisui House Ltd.(a)	216,000	4,165,471

		11,657,016

Independent Power and Renewable Electricity Producers - 0.4%
Unipro PJSC	56,808,000	2,130,752

Insurance - 6.7%
Ageas SA	52,488	2,696,735
AIA Group Ltd.	43,200	522,321
Allianz SE (Registered)	44,496	10,082,934
ASR Nederland NV	56,160	2,177,863
Aviva plc	559,872	2,577,072
BB Seguridade Participacoes SA	540,000	2,735,730
Legal & General Group plc	231,984	777,287
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	6,048	1,607,680
PICC Property & Casualty Co. Ltd., Class H	4,438,000	3,239,562
Tokio Marine Holdings, Inc.	86,400	4,236,030
Zurich Insurance Group AG	10,800	4,324,371

		34,977,585

Interactive Media & Services - 1.6%
Kakaku.com, Inc.	21,600	625,130
Tencent Holdings Ltd.	89,700	7,883,897

		8,509,027

Internet & Direct Marketing Retail - 1.4%
CJ ENM Co. Ltd.*	21,816	2,982,001
ZOZO, Inc.	151,200	4,235,824

		7,217,825

IT Services - 1.8%
Amadeus IT Group SA*	10,584	675,586
Capgemini SE	13,392	1,944,258
Edenred	24,192	1,315,829
Infosys Ltd.	31,536	535,563

Investments	Shares	Value ($)
Nomura Research Institute Ltd.	64,800	2,187,955
Otsuka Corp.	21,600	1,087,273
SCSK Corp.	29,600	1,645,465

		9,391,929

Leisure Products - 0.2%
Yamaha Corp.	16,100	905,764

Machinery - 3.2%
Atlas Copco AB, Class B	9,288	437,945
Epiroc AB, Class A	95,904	1,848,304
Epiroc AB, Class B	9,288	160,327
Komatsu Ltd.	60,400	1,651,416
Kone OYJ, Class B	50,112	3,952,399
MINEBEA MITSUMI, Inc.	47,400	1,049,913
Mitsubishi Heavy Industries Ltd.(a)	96,000	2,749,014
Rational AG	864	832,916
Schindler Holding AG	1,080	285,904
Schindler Holding AG (Registered)	432	114,021
Sinotruk Hong Kong Ltd.	1,188,000	3,707,784

		16,789,943

Metals & Mining - 7.0%
BHP Group Ltd.	78,192	2,613,287
BHP Group plc	36,720	1,014,277
Evraz plc	733,968	5,053,535
Fortescue Metals Group Ltd.	328,968	5,499,811
Grupo Mexico SAB de CV, Series B	1,166,400	5,066,214
Kirkland Lake Gold Ltd.	1,512	58,162
Kumba Iron Ore Ltd.	109,728	4,433,733
Magnitogorsk Iron & Steel Works PJSC	1,708,560	1,171,865
Rio Tinto plc	119,448	9,167,413
Severstal PAO	63,504	1,062,347
Vedanta Ltd.	421,848	932,332
Wheaton Precious Metals Corp.	10,368	426,261

		36,499,237

Multiline Retail - 0.5%
Wesfarmers Ltd.	61,560	2,579,335

Multi-Utilities - 0.9%
A2A SpA	682,776	1,111,536
AGL Energy Ltd.	400,464	3,524,226

		4,635,762

Oil, Gas & Consumable Fuels - 5.8%
Adaro Energy Tbk. PT	43,934,400	3,757,753
BP plc	1,093,392	4,076,426
Canadian Natural Resources Ltd.	197,856	4,474,586
China Shenhua Energy Co. Ltd., Class H	1,952,000	3,620,106
Equinor ASA	79,704	1,443,030
Exxaro Resources Ltd.	147,096	1,475,602
Formosa Petrochemical Corp.	307,000	976,831
LUKOIL PJSC	11,016	788,561
Lundin Energy AB	52,488	1,439,072
Oil & Natural Gas Corp. Ltd.	3,335,472	4,036,762
Origin Energy Ltd.	18,360	66,771
Royal Dutch Shell plc, Class A	47,736	877,073
Royal Dutch Shell plc, Class B	27,432	479,233

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
TOTAL SE	22,896	970,652
Yanzhou Coal Mining Co. Ltd., Class H	2,592,000	2,005,713

		30,488,171

Paper & Forest Products - 0.9%
UPM-Kymmene OYJ	127,656	4,573,583

Personal Products - 2.0%
Hengan International Group Co. Ltd.(a)	108,000	775,125
L’Oreal SA	26,784	9,439,820
Unilever plc	1,728	100,610

		10,315,555

Pharmaceuticals - 7.5%
AstraZeneca plc	5,832	599,917
China Medical System Holdings Ltd.	216,000	310,328
Chugai Pharmaceutical Co. Ltd.	13,800	721,272
GlaxoSmithKline plc	534,600	9,961,910
Livzon Pharmaceutical Group, Inc., Class H	302,400	1,119,300
Novartis AG (Registered)	86,832	7,860,365
Novo Nordisk A/S, Class B	61,560	4,277,626
Orion OYJ, Class B	74,520	3,425,820
Roche Holding AG	28,080	9,695,112
Roche Holding AG - BR	648	228,723
Sanofi	4,104	384,666
Shionogi & Co. Ltd.	5,700	309,241

		38,894,280

Professional Services - 1.3%
Nihon M&A Center, Inc.	45,700	2,653,957
RELX plc	54,648	1,360,148
SGS SA (Registered)	913	2,780,257

		6,794,362

Real Estate Management & Development - 3.2%
Agile Group Holdings Ltd.(a)	668,000	833,939
CK Asset Holdings Ltd.	22,000	110,513
Country Garden Holdings Co. Ltd.(a)	1,319,000	1,593,922
Daito Trust Construction Co. Ltd.	33,400	3,474,149
Hopson Development Holdings Ltd.(a)	432,000	1,105,371
KWG Group Holdings Ltd.	2,484,000	3,306,084
Land & Houses PCL, Receipts	10,929,600	2,848,342
Logan Group Co. Ltd.(a)	2,376,000	3,560,698

		16,833,018

Road & Rail - 0.7%
Aurizon Holdings Ltd.	1,273,968	3,616,572

Semiconductors & Semiconductor Equipment - 5.7%
ASM International NV	7,344	1,884,374
ASML Holding NV	3,456	1,845,116
Globalwafers Co. Ltd.	72,000	1,594,143
Novatek Microelectronics Corp.	376,000	5,290,385
Taiwan Semiconductor Manufacturing Co. Ltd.	569,222	12,013,578
Tokyo Electron Ltd.	16,300	6,198,032

Investments	Shares	Value ($)
United Microelectronics Corp.	464,000	828,498

		29,654,126

Software - 0.0%(c)
SAP SE	1,080	137,507

Specialty Retail - 2.2%
Industria de Diseno Textil SA	136,080	4,048,775
Nitori Holdings Co. Ltd.	3,800	754,592
Petrobras Distribuidora SA	626,400	2,668,632
Topsports International Holdings Ltd.(b)	508,000	825,499
USS Co. Ltd.	152,300	2,996,686

		11,294,184

Technology Hardware, Storage & Peripherals - 3.6%
Brother Industries Ltd.	108,000	2,399,427
Chicony Electronics Co. Ltd.	1,080,000	3,336,131
Inventec Corp.	1,512,000	1,255,388
Lite-On Technology Corp.	660,000	1,293,956
Pegatron Corp.	1,728,000	4,837,968
Quanta Computer, Inc.	432,000	1,244,974
Samsung Electronics Co. Ltd.	60,696	4,449,376

		18,817,220

Textiles, Apparel & Luxury Goods - 1.3%
Eclat Textile Co. Ltd.	62,000	897,813
Hermes International	1,728	1,768,910
Li Ning Co. Ltd.	329,000	2,060,002
LVMH Moet Hennessy Louis Vuitton SE	1,728	1,046,105
Swatch Group AG (The)(a)	3,888	1,123,219

		6,896,049

Tobacco - 1.6%
Imperial Brands plc	200,880	4,054,972
Japan Tobacco, Inc.	198,600	3,940,890
Swedish Match AB	5,832	452,248

		8,448,110

Trading Companies & Distributors - 0.8%
ITOCHU Corp.(a)	64,800	1,855,275
Marubeni Corp.	174,000	1,153,906
Toyota Tsusho Corp.	34,900	1,361,732

		4,370,913

Transportation Infrastructure - 1.3%
Airports of Thailand PCL, NVDR	1,404,000	2,791,113
CCR SA	216,000	479,494
Sydney Airport*	745,200	3,270,437

		6,541,044

Water Utilities - 0.6%
Aguas Andinas SA, Class A	10,244,448	3,119,725

TOTAL COMMON STOCKS (Cost $444,970,699)		509,561,278

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - 2.4%

REPURCHASE AGREEMENTS - 2.4%
Citigroup Global Markets, Inc., 0.04%, dated 1/31/2021, due 2/1/2021, repurchase price $4,029,806, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 7.63%, maturing 4/15/2021 - 2/28/2025; total market value $4,073,370	4,029,801	4,029,801
Deutsche Bank AG, London Branch, 0.20%, dated 1/31/2021, due 2/1/2021, repurchase price $4,699,635, collateralized by various Foreign Government Fixed Income Securities, 1.63%, maturing 2/15/2023; Corporate Bonds, 0.50%, maturing 5/27/2025; total market value $4,773,598	4,699,609	4,699,609
NBC Global Finance Ltd., 0.19%, dated 1/31/2021, due 2/1/2021, repurchase price $4,000,021, collateralized by various U.S. Treasury Securities, ranging from 1.63% - 3.63%, maturing 5/31/2022 - 2/15/2047; Common Stocks; total market value $4,383,316	4,000,000	4,000,000

		12,729,410

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $12,729,410)		12,729,410

Total Investments - 100.1% (Cost $457,700,109)		522,290,688
Liabilities in excess of other assets - (0.1%)		(584,686)

Net Assets - 100.0%		521,706,002

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $32,426,235, collateralized in the form of cash with a value of $12,729,410 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $8,334,647 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from February 25, 2021 – May 15, 2050 and $13,514,972 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from March 1, 2021 – September 20, 2117; a total value of $34,579,029.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at January 31, 2021. The total value of securities purchased was $12,729,410.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Futures Contracts

FlexShares® International Quality Dividend Index Fund had the following open futures contracts as of January 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	79	03/19/2021	EUR	$3,338,084	$(24,883)
FTSE 100 Index	24	03/19/2021	GBP	2,096,382	(46,935)
Hang Seng Index	2	02/25/2021	HKD	365,225	(19,033)
MSCI Emerging Markets E-Mini Index	42	03/19/2021	USD	2,784,810	163,579
S&P/TSX 60 Index	4	03/18/2021	CAD	640,714	(11,360)
SPI 200 Index	8	03/18/2021	AUD	1,003,716	(5,706)
TOPIX Index	12	03/11/2021	JPY	2,067,721	30,573

					$86,235

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of January 31, 2021:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	597,885	Toronto-Dominion Bank (The)	USD	451,202	03/17/2021	$7,644
DKK	760,000	Toronto-Dominion Bank (The)	USD	124,052	03/17/2021	192
EUR	1,037,107	Toronto-Dominion Bank (The)	USD	1,260,140	03/17/2021	1,053
GBP	618,010	Morgan Stanley	USD	817,774	03/17/2021	31,074
INR*	9,479,319	Goldman Sachs & Co.	USD	127,979	03/17/2021	1,240
SEK	1,969,475	Toronto-Dominion Bank (The)	USD	233,217	03/17/2021	3,311
TRY	68,354	UBS AG	USD	8,371	03/17/2021	837
USD	547,297	Goldman Sachs & Co.	BRL*	2,843,346	03/17/2021	27,118
USD	237,998	Bank of New York	CHF	210,000	03/17/2021	1,641
USD	809,414	Morgan Stanley	EUR	660,000	03/17/2021	6,808
USD	51,169	Toronto-Dominion Bank (The)	HKD	396,629	03/17/2021	14
USD	474,128	Morgan Stanley	JPY	49,415,620	03/17/2021	1,937
USD	436,211	Toronto-Dominion Bank (The)	JPY	45,120,000	03/17/2021	5,067
USD	301,855	Citibank NA	KRW*	328,849,715	03/17/2021	7,849
USD	323,220	Morgan Stanley	PLN	1,176,488	03/17/2021	6,742
USD	476,246	Citibank NA	RUB*	35,460,000	03/17/2021	8,489
USD	329,668	Citibank NA	TWD*	9,123,516	03/17/2021	3,750

Total unrealized appreciation						$114,766

CAD	684,850	Morgan Stanley	USD	536,517	03/17/2021	$(349)
CHF	193,571	Toronto-Dominion Bank (The)	USD	218,272	03/17/2021	(406)
JPY	122,514,359	Morgan Stanley	USD	1,180,216	03/17/2021	(9,530)
RUB*	17,878,601	Goldman Sachs & Co.	USD	241,120	03/17/2021	(5,281)
USD	296,779	Morgan Stanley	CAD	380,000	03/17/2021	(723)
USD	218,438	Morgan Stanley	CZK	4,724,570	03/17/2021	(2,456)
USD	229,620	Citibank NA	GBP	170,000	03/17/2021	(3,878)
USD	54,394	JPMorgan Chase Bank	NOK	479,248	03/17/2021	(1,634)
USD	123,141	BNP Paribas SA	NZD	174,054	03/17/2021	(2,300)
USD	17,077	UBS AG	SGD	22,806	03/17/2021	(108)
USD	93,221	Morgan Stanley	ZAR	1,416,223	03/17/2021	(291)

Total unrealized depreciation						$(26,956)

Net unrealized appreciation						$87,810

*	Non-deliverable forward.

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Abbreviations:

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
NOK — Norwegian Krone
NZD — New Zealand Dollar
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
TRY — Turkish Lira
TWD — Taiwan Dollar
USD — US Dollar
ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

FlexShares® International Quality Dividend Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2021:

Australia	4.4%
Belgium	1.0
Brazil	1.8
Canada	4.2
Chile	0.6
China	9.3
Czech Republic	0.8
Denmark	1.0
Finland	2.9
France	3.9
Germany	2.7
Greece	0.7
Hong Kong	0.8
India	3.3
Indonesia	0.7
Italy	1.2
Japan	15.1
Malaysia	0.5
Mexico	1.0
Netherlands	1.9
New Zealand	0.0 †
Norway	0.3
Russia	1.0
Singapore	1.0
South Africa	1.6
South Korea	3.0
Spain	2.7
Sweden	1.8
Switzerland	8.2
Taiwan	7.2
Thailand	1.1
Turkey	1.9
United Kingdom	10.1
Other[1]	2.3

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.2%

Air Freight & Logistics - 0.5%
Deutsche Post AG (Registered)	990	49,084
SG Holdings Co. Ltd.	6,000	154,219
Sinotrans Ltd., Class H	360,000	121,179

		324,482

Auto Components - 1.8%
Bridgestone Corp.	14,900	550,486
Fuyao Glass Industry Group Co. Ltd., Class H(a)	99,200	690,857

		1,241,343

Automobiles - 2.8%
Bajaj Auto Ltd.	10,710	588,023
Hero MotoCorp Ltd.	10,800	481,981
Subaru Corp.	7,200	137,955
Tofas Turk Otomobil Fabrikasi A/S	138,600	687,445

		1,895,404

Banks - 7.7%
Absa Group Ltd.	73,110	554,912
Banco de Chile	1,558,380	159,396
Banco Santander Brasil SA (Preference)*	9,000	33,430
Bank of China Ltd., Class H	570,000	193,336
Bank of Communications Co. Ltd., Class H	150,000	81,250
China Minsheng Banking Corp. Ltd., Class H(b)	870,000	498,178
Commonwealth Bank of Australia	12,300	788,099
Hang Seng Bank Ltd.(b)	31,000	560,921
Malayan Banking Bhd.	45,791	88,467
National Bank of Canada	8,640	486,091
Royal Bank of Canada(b)	19,890	1,611,504
Sberbank of Russia PJSC	75,000	256,877

		5,312,461

Beverages - 0.3%
Coca-Cola Amatil Ltd.	21,780	218,576
Diageo plc	360	14,578

		233,154

Biotechnology - 0.5%
CSL Ltd.(b)	60	12,509
Seegene, Inc.	2,250	331,888

		344,397

Capital Markets - 1.8%
Korea Investment Holdings Co. Ltd. (Preference)*	5,970	329,295
Singapore Exchange Ltd.	39,000	290,935
Standard Life Aberdeen plc	141,480	586,921

		1,207,151

Investments	Shares	Value ($)
Chemicals - 0.2%
Sinopec Shanghai Petrochemical Co. Ltd., Class H	540,000	119,786

Construction & Engineering - 1.6%
ACS Actividades de Construccion y Servicios SA	4,980	155,611
Bouygues SA	9,150	360,392
HOCHTIEF AG	1,320	123,081
Taisei Corp.	14,000	452,648

		1,091,732

Construction Materials - 1.4%
Ambuja Cements Ltd.	121,170	404,149
Ssangyong Cement Industrial Co. Ltd.	96,723	558,583

		962,732

Diversified Financial Services - 1.1%
Banca Mediolanum SpA	15,960	126,906
Power Finance Corp. Ltd.	83,730	126,008
REC Ltd.	279,000	506,682

		759,596

Diversified Telecommunication Services - 4.3%
BCE, Inc.(b)	3,240	137,569
Deutsche Telekom AG (Registered)	5,130	91,617
Hellenic Telecommunications Organization SA	32,760	477,601
HKT Trust & HKT Ltd.	99,000	130,487
Koninklijke KPN NV	168,060	525,958
Nippon Telegraph & Telephone Corp.	8,000	200,048
O2 Czech Republic A/S	45,840	540,013
Proximus SADP	22,140	467,485
Spark New Zealand Ltd.	9,138	31,612
Telefonica SA(b)	43,256	186,769
Telenor ASA	9,570	158,941

		2,948,100

Electric Utilities - 3.0%
Endesa SA	5,550	142,271
Enel SpA	57,990	577,073
Red Electrica Corp. SA	24,840	472,589
SSE plc	27,420	558,772
Verbund AG(b)	3,510	317,264

		2,067,969

Electrical Equipment - 0.0%(c)
Zhuzhou CRRC Times Electric Co. Ltd., Class H(b)	6,000	30,178

Electronic Equipment, Instruments & Components - 0.3%
Yageo Corp.	11,000	225,480

Equity Real Estate Investment Trusts (REITs) - 0.4%
Covivio	1,083	89,273
Gecina SA	480	68,579
RioCan REIT(b)	6,870	91,585

		249,437

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Food & Staples Retailing - 1.5%
Etablissements Franz Colruyt NV	7,290	450,447
ICA Gruppen AB	9,510	478,665
Welcia Holdings Co. Ltd.	3,900	132,614

		1,061,726

Food Products - 3.1%
Nestle SA (Registered)	16,110	1,811,651
Orkla ASA	14,400	140,448
Uni-President Enterprises Corp.	60,000	145,701

		2,097,800

Gas Utilities - 1.6%
Enagas SA	18,180	401,429
Naturgy Energy Group SA(b)	21,060	545,233
Snam SpA	36,390	191,342

		1,138,004

Health Care Equipment & Supplies - 2.2%
Coloplast A/S, Class B	2,550	382,125
Fisher & Paykel Healthcare Corp. Ltd.	20,430	510,036
Hartalega Holdings Bhd.	57,000	181,329
Top Glove Corp. Bhd.	264,000	440,163

		1,513,653

Hotels, Restaurants & Leisure - 1.2%
Evolution Gaming Group AB(a)	6,600	646,171
McDonald’s Holdings Co. Japan Ltd.	3,200	155,881

		802,052

Household Durables - 2.0%
Casio Computer Co. Ltd.	25,800	455,895
Nien Made Enterprise Co. Ltd.	28,000	369,967
Sekisui House Ltd.(b)	27,000	520,684

		1,346,546

Industrial Conglomerates - 1.0%
Alfa SAB de CV, Class A	84,000	53,581
CITIC Ltd.	50,000	39,078
Jardine Matheson Holdings Ltd.	9,800	566,440

		659,099

Insurance - 7.2%
Admiral Group plc	4,230	167,405
Ageas SA	5,100	262,028
AIA Group Ltd.	6,000	72,545
Allianz SE (Registered)	1,740	394,290
Assicurazioni Generali SpA	11,010	188,469
Aviva plc	45,030	207,272
BB Seguridade Participacoes SA	90,000	455,955
Direct Line Insurance Group plc	116,490	479,732
Great-West Lifeco, Inc.	12,450	284,583
Legal & General Group plc	58,950	197,518
MS&AD Insurance Group Holdings, Inc.	6,000	172,157
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,980	526,324

Investments	Shares	Value ($)
PICC Property & Casualty Co. Ltd., Class H	642,000	468,634
Sampo OYJ, Class A	4,230	178,221
Tokio Marine Holdings, Inc.	6,700	328,488
Zurich Insurance Group AG	1,380	552,558

		4,936,179

Interactive Media & Services - 1.5%
Tencent Holdings Ltd.	12,000	1,054,702

Internet & Direct Marketing Retail - 1.4%
CJ ENM Co. Ltd.*	2,910	397,764
ZOZO, Inc.	19,200	537,883

		935,647

IT Services - 1.3%
Edenred	706	38,400
Itochu Techno-Solutions Corp.	12,000	422,943
Otsuka Corp.	8,200	412,761

		874,104

Life Sciences Tools & Services - 0.1%
Sartorius Stedim Biotech	180	75,445

Machinery - 2.8%
Atlas Copco AB, Class B	1,200	56,582
Knorr-Bremse AG	3,960	525,266
Kone OYJ, Class B	6,540	515,818
Mitsubishi Heavy Industries Ltd.(b)	11,300	323,582
Rational AG	120	115,683
Sinotruk Hong Kong Ltd.	135,000	421,339

		1,958,270

Media - 0.3%
Publicis Groupe SA	3,546	184,212

Metals & Mining - 7.2%
Evraz plc	94,950	653,752
Fortescue Metals Group Ltd.	43,620	729,256
Grupo Mexico SAB de CV, Series B	150,000	651,519
Kumba Iron Ore Ltd.	14,520	586,703
Magnitogorsk Iron & Steel Works PJSC	225,684	154,792
Novolipetskiy Metallurgicheskiy Kombinat PAO	192,308	536,062
Rio Tinto Ltd.	3,120	264,062
Rio Tinto plc	15,540	1,192,666
Severstal PAO	9,212	154,106
Severstal PAO, GDR(a)	238	3,987

		4,926,905

Multiline Retail - 0.9%
Canadian Tire Corp. Ltd., Class A(b)	900	116,818
Dollarama, Inc.	4,080	159,661
Wesfarmers Ltd.	8,040	336,872

		613,351

Multi-Utilities - 0.2%
AGL Energy Ltd.	15,570	137,022

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Oil, Gas & Consumable Fuels - 6.2%
Adaro Energy Tbk. PT	3,414,000	292,003
BP plc	141,450	527,359
China Petroleum & Chemical Corp., Class H	300,000	143,542
China Shenhua Energy Co. Ltd., Class H	255,500	473,841
Equinor ASA	9,540	172,720
Exxaro Resources Ltd.	2,340	23,474
LUKOIL PJSC	870	62,277
Neste OYJ	8,850	626,619
Oil & Natural Gas Corp. Ltd.	390,390	472,470
Repsol SA(b)	19,210	189,553
Royal Dutch Shell plc, Class A	24,300	446,474
Royal Dutch Shell plc, Class B	3,030	52,934
TOTAL SE	7,170	303,965
Yanzhou Coal Mining Co. Ltd., Class H(b)	612,000	473,571

		4,260,802

Personal Products - 1.2%
L’Oreal SA	2,400	845,862

Pharmaceuticals - 6.4%
AstraZeneca plc	720	74,064
Chugai Pharmaceutical Co. Ltd.	11,700	611,513
GlaxoSmithKline plc	69,930	1,303,098
Novartis AG (Registered)	7,050	638,193
Novo Nordisk A/S, Class B	1,020	70,877
Orion OYJ, Class B	9,660	444,088
Roche Holding AG	3,390	1,170,457
Sanofi	510	47,802

		4,360,092

Professional Services - 0.3%
RELX plc	810	20,160
Thomson Reuters Corp.(b)	2,010	164,064

		184,224

Real Estate Management & Development - 2.1%
Agile Group Holdings Ltd.(b)	94,000	117,351
Daito Trust Construction Co. Ltd.	5,000	520,082
Deutsche Wohnen SE	270	13,409
KWG Group Holdings Ltd.	330,000	439,214
Land & Houses PCL, Receipts	1,470,000	383,094

		1,473,150

Road & Rail - 0.7%
Aurizon Holdings Ltd.	168,660	478,796

Semiconductors & Semiconductor Equipment - 2.9%
ASML Holding NV	450	240,250
Novatek Microelectronics Corp.	49,000	689,438
Taiwan Semiconductor Manufacturing Co. Ltd.	49,000	1,034,158

		1,963,846

Software - 0.9%
Kingdee International Software Group Co. Ltd.*(b)	152,000	613,579
SAP SE	150	19,098

		632,677

Investments	Shares	Value ($)
Specialty Retail - 1.1%
Industria de Diseno Textil SA	18,000	535,552
USS Co. Ltd.	11,100	218,406

		753,958

Technology Hardware, Storage & Peripherals - 5.4%
Asustek Computer, Inc.	18,000	184,162
Chicony Electronics Co. Ltd.	98,000	302,723
Compal Electronics, Inc.	180,000	137,880
FUJIFILM Holdings Corp.	9,700	554,696
Inventec Corp.	198,000	164,396
Lite-On Technology Corp.	280,000	548,951
Logitech International SA (Registered)	5,490	573,068
Pegatron Corp.	217,000	607,546
Samsung Electronics Co. Ltd.	8,250	604,774

		3,678,196

Textiles, Apparel & Luxury Goods - 1.3%
Bosideng International Holdings Ltd.(b)	350,000	155,278
Hermes International	570	583,494
LVMH Moet Hennessy Louis Vuitton SE	210	127,131

		865,903

Tobacco - 2.6%
British American Tobacco plc	16,140	588,994
Imperial Brands plc	26,220	529,278
ITC Ltd.	55,980	155,948
Japan Tobacco, Inc.	26,100	517,911

		1,792,131

Trading Companies & Distributors - 1.0%
ITOCHU Corp.(b)	10,000	286,308
Mitsubishi Corp.	9,000	227,590
Sumitomo Corp.	13,500	178,848

		692,746

Transportation Infrastructure - 1.5%
Airports of Thailand PCL, NVDR	12,000	23,856
China Merchants Port Holdings Co. Ltd.(b)	86,427	120,603
Sydney Airport*	98,910	434,084
Westports Holdings Bhd.	453,000	481,855

		1,060,398

Water Utilities - 0.6%
Aguas Andinas SA, Class A	1,352,520	411,881

Wireless Telecommunication Services - 0.8%
KDDI Corp.	12,000	352,911
Softbank Corp.(b)	14,400	189,396

		542,307

TOTAL COMMON STOCKS (Cost $57,788,903)		67,325,088

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(c)

Construction & Engineering - 0.0%(c)
ACS Actividades de Construccion y Servicios SA, expiring 2/5/2021, price 0.45 EUR*(b) (Cost $2,588)	4,980	2,456

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - 0.8%

REPURCHASE AGREEMENTS - 0.8%
Citigroup Global Markets, Inc., 0.04%, dated 1/31/2021, due 2/1/2021, repurchase price $362,056, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 7.63%, maturing 4/15/2021 - 2/28/2025; total market value $365,970	362,055	362,055
Deutsche Bank AG, London Branch, 0.20%, dated 1/31/2021, due 2/1/2021, repurchase price $100,001, collateralized by various Foreign Government Fixed Income Securities, 1.63%, maturing 2/15/2023; Corporate Bonds, 0.50%, maturing 5/27/2025; total market value $101,574	100,000	100,000
NBC Global Finance Ltd., 0.19%, dated 1/31/2021, due 2/1/2021, repurchase price $55,257, collateralized by various U.S. Treasury Securities, ranging from 1.63% - 3.63%, maturing 5/31/2022 - 2/15/2047; Common Stocks; total market value $60,552	55,257	55,257

		517,312

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $517,312)		517,312

Total Investments - 99.0% (Cost $58,308,803)		67,844,856
Other assets less liabilities - 1.0%		651,360

Net Assets - 100.0%		68,496,216

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $6,001,677, collateralized in the form of cash with a value of $517,312 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $1,285,552 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from February 25, 2021 – May 15, 2050 and $4,657,827 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from March 1, 2021 – September 20, 2117; a total value of $6,460,691.

(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at January 31, 2021. The total value of securities purchased was $517,312.

Percentages shown are based on Net Assets.

Abbreviations

EUR	Euro
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Futures Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following open futures contracts as of January 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI EAFE E-Mini Index	9	03/19/2021	USD	$951,975	$2,160
MSCI Emerging Markets E-Mini Index	4	03/19/2021	USD	265,220	10,608

					$12,768

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of January 31, 2021:

Contracts to Receive		Counterparty	In Exchange For			Maturity Date	Unrealized Appreciation/ (Depreciation)
NOK	59,477	JPMorgan Chase Bank	USD		6,751	03/17/2021	$203
USD	19,477	Goldman Sachs & Co.	BRL	*	100,000	03/17/2021	1,182
USD	112,761	Toronto-Dominion Bank (The)	CHF		100,000	03/17/2021	210
USD	77,066	Morgan Stanley	JPY		8,000,000	03/17/2021	622

Total unrealized appreciation							$2,217

USD	79,514	Toronto-Dominion Bank (The)	AUD		105,364	03/17/2021	$(1,347)
USD	243,011	Toronto-Dominion Bank (The)	EUR		200,000	03/17/2021	(203)
USD	197,472	Morgan Stanley	ZAR		3,000,000	03/17/2021	(617)

Total unrealized depreciation							$(2,167)

Net unrealized appreciation							$50

*	Non-deliverable forward.

Abbreviations:

AUD — Australian Dollar
BRL — Brazilian Real
CHF — Swiss Franc
EUR — Euro
JPY — Japanese Yen
NOK — Norwegian Krone
USD — US Dollar
ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

FlexShares® International Quality Dividend Defensive Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2021:

Australia	5.0%
Austria	0.5
Belgium	1.7
Brazil	0.7
Canada	4.5
Chile	0.8
China	9.1
Czech Republic	0.8
Denmark	0.7
Finland	2.6
France	4.0
Germany	2.7
Greece	0.7
Hong Kong	1.1
India	4.0
Indonesia	0.4
Italy	1.6
Japan	12.6
Malaysia	1.7
Mexico	1.0
Netherlands	1.1
New Zealand	0.8
Norway	0.7
Russia	1.7
Singapore	1.3
South Africa	1.7
South Korea	3.2
Spain	3.8
Sweden	1.7
Switzerland	6.9
Taiwan	6.4
Thailand	0.6
Turkey	1.0
United Kingdom	11.1
Other[1]	1.8

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.1%

Aerospace & Defense - 0.7%
MTU Aero Engines AG	1,105	257,753

Auto Components - 2.7%
Continental AG	663	93,234
Denso Corp.	1,700	94,292
Fuyao Glass Industry Group Co. Ltd., Class H(a)	52,000	362,143
Koito Manufacturing Co. Ltd.	4,400	282,841
Magna International, Inc.	1,508	106,314
Valeo SA	1,599	59,910

		998,734

Automobiles - 2.7%
Ford Otomotiv Sanayi A/S	16,341	322,185
Geely Automobile Holdings Ltd.	39,000	142,594
Hyundai Motor Co. (Preference)	897	90,614
Porsche Automobil Holding SE (Preference)	1,183	82,640
Tofas Turk Otomobil Fabrikasi A/S	71,448	354,377

		992,410

Banks - 7.6%
Absa Group Ltd.	36,907	280,128
Agricultural Bank of China Ltd., Class H	182,000	65,722
Bancolombia SA	9,594	82,456
China Construction Bank Corp., Class H	338,000	256,317
China Merchants Bank Co. Ltd., Class H	45,500	349,443
DBS Group Holdings Ltd.	16,990	322,363
DNB ASA*	5,395	105,939
Hang Seng Bank Ltd.(b)	13,000	235,225
National Bank of Canada	2,886	162,368
Nedbank Group Ltd.	10,439	84,878
Royal Bank of Canada	10,296	834,190

		2,779,029

Beverages - 0.5%
Anheuser-Busch InBev SA/NV	2,808	177,327

Building Products - 0.2%
Xinyi Glass Holdings Ltd.	32,000	77,587

Capital Markets - 1.4%
Macquarie Group Ltd.	1,274	128,440
St James’s Place plc	5,395	86,938
Standard Life Aberdeen plc	72,943	302,600

		517,978

Chemicals - 2.4%
Covestro AG(a)	1,495	102,002
Nippon Sanso Holdings Corp.	3,900	75,024
Nissan Chemical Corp.	4,200	239,094

Investments	Shares	Value ($)
Shin-Etsu Chemical Co. Ltd.	1,300	225,679
Sinopec Shanghai Petrochemical Co. Ltd., Class H	260,000	57,675
Wacker Chemie AG	1,222	177,559

		877,033

Construction & Engineering - 0.9%
ACS Actividades de Construccion y Servicios SA	8,619	269,320
HOCHTIEF AG	741	69,093

		338,413

Construction Materials - 0.5%
China Resources Cement Holdings Ltd.	156,000	172,420
CRH plc	611	25,521

		197,941

Distributors - 0.2%
Jardine Cycle & Carriage Ltd.	4,500	73,107

Diversified Consumer Services - 0.2%
YDUQS Participacoes SA	13,000	79,885

Diversified Financial Services - 2.8%
Banca Mediolanum SpA	28,171	224,002
EXOR NV	3,835	285,978
M&G plc	101,179	244,394
REC Ltd.	139,750	253,795

		1,008,169

Diversified Telecommunication Services - 0.6%
Telefonica SA(b)	23,433	101,178
Telenor ASA	4,706	78,159
Turk Telekomunikasyon A/S	34,073	36,881

		216,218

Electric Utilities - 2.0%
Centrais Eletricas Brasileiras SA (Preference), Class B	11,700	61,588
Enel SpA	9,711	96,637
Fortum OYJ	12,623	306,484
SSE plc	1,807	36,824
Transmissora Alianca de Energia Eletrica SA	41,600	244,506

		746,039

Electrical Equipment - 1.9%
Fuji Electric Co. Ltd.(b)	2,600	103,434
Mitsubishi Electric Corp.	19,500	296,984
Schneider Electric SE	2,041	299,909

		700,327

Electronic Equipment, Instruments & Components - 1.6%
Omron Corp.	3,500	308,897
Walsin Technology Corp.	10,000	78,743
Yageo Corp.	5,000	102,491
Yokogawa Electric Corp.	3,900	84,001

		574,132

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
Entertainment - 1.3%
Nintendo Co. Ltd.	800	462,907

Equity Real Estate Investment Trusts (REITs) - 0.6%
Covivio	871	71,797
RioCan REIT(b)	5,369	71,576
Stockland	24,050	82,113

		225,486

Food Products - 1.8%
Nestle SA (Registered)	4,082	459,042
Want Want China Holdings Ltd.(b)	299,000	215,173

		674,215

Gas Utilities - 1.3%
Enagas SA	9,360	206,676
Naturgy Energy Group SA(b)	10,725	277,665

		484,341

Health Care Equipment & Supplies - 1.2%
Hoya Corp.	2,700	345,446
Straumann Holding AG (Registered)	78	86,768

		432,214

Health Care Providers & Services - 0.3%
Notre Dame Intermedica Participacoes SA	5,200	90,004

Hotels, Restaurants & Leisure - 1.6%
Aristocrat Leisure Ltd.	9,633	229,562
Genting Singapore Ltd.	131,300	84,592
Kangwon Land, Inc.*	12,285	258,637

		572,791

Household Durables - 0.9%
Bellway plc	1,534	58,034
Electrolux AB, Series B	3,211	78,901
Panasonic Corp.	9,100	117,471
Persimmon plc	2,275	79,694

		334,100

Industrial Conglomerates - 1.8%
LG Corp.*	3,874	343,209
Siemens AG (Registered)	1,911	297,035

		640,244

Insurance - 7.2%
Allianz SE (Registered)	3,055	692,273
Aviva plc	54,561	251,143
AXA SA	7,488	166,478
BB Seguridade Participacoes SA	13,000	65,860
Direct Line Insurance Group plc	47,645	196,213
Legal & General Group plc	85,332	285,914
Manulife Financial Corp.(b)	16,029	289,976
Old Mutual Ltd.	8,905	7,679
Ping An Insurance Group Co. of China Ltd., Class H	13,000	153,072
Poste Italiane SpA(a)	4,667	45,790
Swiss Re AG	1,144	101,155
Tokio Marine Holdings, Inc.	2,600	127,473
Zurich Insurance Group AG	663	265,468

		2,648,494

Investments	Shares	Value ($)
Interactive Media & Services - 1.3%
Tencent Holdings Ltd.	5,200	457,037

Internet & Direct Marketing Retail - 1.4%
CJ ENM Co. Ltd.*	1,859	254,104
ZOZO, Inc.	9,100	254,934

		509,038

IT Services - 1.5%
Amadeus IT Group SA*	2,977	190,024
Capgemini SE	1,300	188,735
Nomura Research Institute Ltd.	5,200	175,577

		554,336

Machinery - 3.2%
Atlas Copco AB, Class B	507	23,906
FANUC Corp.	1,400	365,930
Komatsu Ltd.	3,900	106,631
MINEBEA MITSUMI, Inc.	13,300	294,596
Sinotruk Hong Kong Ltd.	78,000	243,440
SKF AB, Class B	3,224	88,780
Weichai Power Co. Ltd., Class H	13,000	38,394

		1,161,677

Media - 1.0%
Publicis Groupe SA	1,768	91,846
WPP plc	27,534	289,547

		381,393

Metals & Mining - 7.2%
Anglo American Platinum Ltd.	988	99,622
Anglo American plc	4,446	147,381
BHP Group Ltd.	3,523	117,744
BHP Group plc	5,044	139,325
Evraz plc	50,206	345,679
Fortescue Metals Group Ltd.	22,594	377,735
Gerdau SA (Preference)	18,200	77,503
Impala Platinum Holdings Ltd.	7,410	101,990
Kumba Iron Ore Ltd.	7,397	298,887
Rio Tinto plc	6,175	473,920
Severstal PAO	4,745	79,378
Vedanta Ltd.	177,697	392,731

		2,651,895

Multiline Retail - 0.1%
Central Retail Corp. PCL, NVDR*	50,700	52,089

Multi-Utilities - 0.5%
AGL Energy Ltd.	20,241	178,128

Oil, Gas & Consumable Fuels - 5.5%
Adaro Energy Tbk. PT	2,411,500	206,258
BP plc	28,860	107,597
Canadian Natural Resources Ltd.	13,663	308,994
China Petroleum & Chemical Corp., Class H	130,000	62,201
China Shenhua Energy Co. Ltd., Class H	104,000	192,875
Equinor ASA	5,278	95,557
Exxaro Resources Ltd.	5,733	57,511
Oil & Natural Gas Corp. Ltd.	154,531	187,022
OMV AG	2,171	91,628

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
Repsol SA(b)	9,292	91,688
Suncor Energy, Inc.	6,266	104,920
TOTAL SE	10,543	446,959
Yanzhou Coal Mining Co. Ltd., Class H	78,000	60,357

		2,013,567

Paper & Forest Products - 0.4%
UPM-Kymmene OYJ	4,329	155,097

Personal Products - 1.7%
L’Oreal SA	1,807	636,864

Pharmaceuticals - 5.9%
Astellas Pharma, Inc.	6,500	105,079
Eisai Co. Ltd.	2,900	211,707
GlaxoSmithKline plc	36,673	683,377
Novartis AG (Registered)	4,589	415,414
Orion OYJ, Class B	4,472	205,586
Roche Holding AG	897	309,705
Roche Holding AG - BR	338	119,303
Takeda Pharmaceutical Co. Ltd.	2,600	91,836

		2,142,007

Professional Services - 0.7%
Nihon M&A Center, Inc.	4,500	261,330

Real Estate Management & Development - 3.3%
Agile Group Holdings Ltd.(b)	52,000	64,918
China Resources Land Ltd.	54,000	215,196
CK Asset Holdings Ltd.	39,000	195,909
Country Garden Holdings Co. Ltd.(b)	174,109	210,399
Daito Trust Construction Co. Ltd.	1,300	135,221
Daiwa House Industry Co. Ltd.	1,300	36,810
KWG Group Holdings Ltd.	149,500	198,977
Logan Group Co. Ltd.	39,000	58,446
NEPI Rockcastle plc	14,833	90,166

		1,206,042

Semiconductors & Semiconductor Equipment - 8.2%
Advantest Corp.	400	31,673
ASML Holding NV	3,042	1,624,087
Globalwafers Co. Ltd.	5,000	110,704
Nanya Technology Corp.	26,000	74,186
Novatek Microelectronics Corp.	21,000	295,474
Taiwan Semiconductor Manufacturing Co. Ltd.	22,000	464,316
Tokyo Electron Ltd.	1,100	418,272

		3,018,712

Software - 0.2%
Nemetschek SE	988	69,859
SAP SE	104	13,241

		83,100

Specialty Retail - 1.8%
Fast Retailing Co. Ltd.	200	171,584
Hotai Motor Co. Ltd.	3,000	60,745
Industria de Diseno Textil SA	1,781	52,990
Petrobras Distribuidora SA	63,700	271,379

Investments	Shares	Value ($)
USS Co. Ltd.	5,200	102,316

		659,014

Technology Hardware, Storage & Peripherals - 2.8%
Brother Industries Ltd.	13,000	288,820
Lite-On Technology Corp.	52,000	101,948
Pegatron Corp.	78,000	218,380
Samsung Electronics Co. Ltd.	3,328	243,962
Samsung Electronics Co. Ltd. (Preference)	2,860	186,900

		1,040,010

Textiles, Apparel & Luxury Goods - 0.5%
Eclat Textile Co. Ltd.	13,000	188,251

Tobacco - 2.5%
British American Tobacco plc	2,613	95,355
Imperial Brands plc	13,845	279,476
Japan Tobacco, Inc.	14,300	283,760
Swedish Match AB	3,094	239,927

		898,518

Trading Companies & Distributors - 0.6%
Ashtead Group plc	2,249	114,052
Toyota Tsusho Corp.	2,600	101,447

		215,499

Transportation Infrastructure - 0.4%
CCR SA	27,300	60,603
China Merchants Port Holdings Co. Ltd.(b)	52,000	72,562

		133,165

Wireless Telecommunication Services - 1.5%
Mobile TeleSystems PJSC	6,240	27,292
MTN Group Ltd.	17,849	74,230
SoftBank Group Corp.	5,700	441,431

		542,953

TOTAL COMMON STOCKS (Cost $31,731,923)		36,316,600

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(c)

Construction & Engineering - 0.0%(c)
ACS Actividades de Construccion y Servicios SA, expiring 2/5/2021, price 0.45 EUR*(b) (Cost $4,053)	7,800	3,847

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - 0.0%(c)

REPURCHASE AGREEMENTS - 0.0%(c)
Citigroup Global Markets, Inc., 0.04%, dated 1/31/2021, due 2/1/2021, repurchase price $14,614, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 7.63%, maturing 4/15/2021 - 2/28/2025; total market value $14,772	14,614	14,614
Deutsche Bank AG, London Branch, 0.20%, dated 1/31/2021, due 2/1/2021, repurchase price $391, collateralized by various Foreign Government Fixed Income Securities, 1.63%, maturing 2/15/2023; Corporate Bonds, 0.50%, maturing 5/27/2025; total market value $397	391	391

		15,005

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $15,005)		15,005

Total Investments - 99.1% (Cost $31,750,981)		36,335,452
Other assets less liabilities - 0.9%		312,668

Net Assets - 100.0%		36,648,120

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $1,080,009, collateralized in the form of cash with a value of $15,005 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $585,114 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from February 25, 2021 – May 15, 2050 and $561,935 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from March 1, 2021 – September 20, 2117; a total value of $1,162,054.

(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at January 31, 2021. The total value of securities purchased was $15,005.

Percentages shown are based on Net Assets.

Abbreviations

EUR	Euro
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Futures Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following open futures contracts as of January 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI EAFE E-Mini Index	3	03/19/2021	USD	$317,325	$(2,463)
MSCI Emerging Markets E-Mini Index	1	03/19/2021	USD	66,305	3,923

					$1,460

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following outstanding contracts as of January 31, 2021:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
EUR	15,000	Morgan Stanley	USD	18,240	03/17/2021	$1
GBP	6,000	Morgan Stanley	USD	8,241	03/17/2021	–
GBP	3,000	Toronto-Dominion Bank (The)	USD	4,119	03/17/2021	2
HKD	196,000	Morgan Stanley	USD	25,279	03/17/2021	–
USD	8,614	Morgan Stanley	CAD	11,000	03/17/2021	2
USD	74,422	Toronto-Dominion Bank (The)	CHF	66,000	03/17/2021	138
USD	20,688	Morgan Stanley	EUR	17,000	03/17/2021	15
USD	11,611	Goldman Sachs & Co.	HKD	90,000	03/17/2021	3
USD	33,182	Morgan Stanley	JPY	3,463,000	03/17/2021	92
USD	26,082	Toronto-Dominion Bank (The)	JPY	2,700,000	03/17/2021	282
USD	18,428	UBS AG	JPY	1,920,000	03/17/2021	81

Total unrealized appreciation						$616

CAD	34,000	Morgan Stanley	USD	26,636	03/17/2021	$(18)
CAD	7,000	Toronto-Dominion Bank (The)	USD	5,548	03/17/2021	(67)
EUR	9,000	Morgan Stanley	USD	11,037	03/17/2021	(93)
EUR	9,000	Toronto-Dominion Bank (The)	USD	10,948	03/17/2021	(3)
JPY	758,000	Morgan Stanley	USD	7,342	03/17/2021	(99)
USD	9,056	Toronto-Dominion Bank (The)	AUD	12,000	03/17/2021	(153)
USD	11,743	Goldman Sachs & Co.	CAD	15,000	03/17/2021	(1)
USD	8,786	Goldman Sachs & Co.	DKK	54,000	03/17/2021	(42)
USD	31,468	Goldman Sachs & Co.	EUR	26,000	03/17/2021	(150)
USD	37,667	Toronto-Dominion Bank (The)	EUR	31,000	03/17/2021	(31)
USD	18,525	Morgan Stanley	GBP	14,000	03/17/2021	(704)
USD	13,547	Goldman Sachs & Co.	SGD	18,000	03/17/2021	(16)

Total unrealized depreciation						$(1,377)

Net unrealized depreciation						$(761)

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

FlexShares® International Quality Dividend Dynamic Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2021:

Australia	3.0%
Austria	0.2
Belgium	0.5
Brazil	2.6
Canada	5.1
China	10.0
Colombia	0.2
Finland	1.8
France	5.3
Germany	5.1
Hong Kong	1.4
India	2.3
Indonesia	0.6
Italy	1.8
Japan	18.1
Netherlands	4.4
Norway	0.8
Russia	0.3
Singapore	1.3
South Africa	3.0
South Korea	3.8
Spain	3.3
Sweden	1.2
Switzerland	4.8
Taiwan	4.6
Thailand	0.1
Turkey	1.9
United Kingdom	11.6
Other[1]	0.9
Australia	3.0

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

January 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 100.0%

U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025	128,011,499	150,658,172
2.00%, 1/15/2026	26,556,938	31,823,453
2.38%, 1/15/2027	21,522,748	26,938,355
U.S. Treasury Inflation Linked Notes
0.13%, 4/15/2022	47,510,846	48,743,500
0.13%, 7/15/2022	46,491,065	48,172,547
0.13%, 1/15/2023	46,400,402	48,441,179
0.63%, 4/15/2023	49,372,025	52,302,199
0.38%, 7/15/2023	45,993,507	49,009,572
0.63%, 1/15/2024(a)	45,993,032	49,727,925
0.50%, 4/15/2024(a)	110,028,057	118,835,507
0.13%, 7/15/2024	148,707,264	160,481,603
0.13%, 10/15/2024(a)	118,134,206	127,700,260
0.25%, 1/15/2025	149,084,542	162,312,368
0.13%, 4/15/2025	35,895,800	38,979,791
0.38%, 7/15/2025	45,147,174	50,004,600
0.13%, 10/15/2025(a)	35,394,403	38,807,496
0.63%, 1/15/2026	46,739,424	52,576,753
0.13%, 7/15/2026	40,145,882	44,521,010
0.38%, 1/15/2027	41,600,631	46,813,374

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,272,660,615)		1,346,849,664

Total Investments - 100.0% (Cost $1,272,660,615)		1,346,849,664
Other assets less liabilities - 0.0% (b)		599,151

Net Assets - 100.0%		1,347,448,815

(a)   The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $147,817,130, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 3.13%, and maturity dates ranging from August 31, 2021 – August 15, 2029; a total value of $148,540,186.

(b) Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

January 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 99.9%

U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025(a)	21,303,267	25,072,054
2.00%, 1/15/2026	14,410,630	17,268,407
2.38%, 1/15/2027	15,057,794	18,846,673
1.75%, 1/15/2028	10,639,100	13,150,557
3.63%, 4/15/2028	19,133,396	26,488,067
2.50%, 1/15/2029	9,434,675	12,450,109
3.88%, 4/15/2029	17,001,098	24,604,645
3.38%, 4/15/2032	3,976,009	6,063,860
U.S. Treasury Inflation Linked Notes
0.50%, 4/15/2024	18,101,899	19,550,907
0.13%, 7/15/2024	24,491,195	26,430,358
0.13%, 10/15/2024(a)	19,473,162	21,050,024
0.25%, 1/15/2025	24,583,189	26,764,381
0.13%, 4/15/2025	19,511,478	21,187,808
0.38%, 7/15/2025	24,576,251	27,220,432
0.13%, 10/15/2025(a)	19,384,631	21,253,897
0.63%, 1/15/2026	25,417,170	28,591,543
0.13%, 7/15/2026(a)	28,315,662	31,401,525
0.38%, 1/15/2027	29,331,375	33,006,726
0.38%, 7/15/2027	27,804,000	31,545,992
0.50%, 1/15/2028	22,361,568	25,558,451
0.75%, 7/15/2028	20,777,541	24,366,280
0.88%, 1/15/2029	20,370,840	24,075,939
0.25%, 7/15/2029	22,114,937	25,141,517
0.13%, 1/15/2030	22,667,606	25,389,809
0.13%, 7/15/2030	23,729,999	26,690,283
0.13%, 1/15/2031	8,457,208	9,485,586

TOTAL U.S. TREASURY OBLIGATIONS (Cost $544,707,946)		592,655,830

Total Investments - 99.9% (Cost $544,707,946)		592,655,830
Other assets less liabilities - 0.1%		402,227

Net Assets - 100.0%		593,058,057

(a)

The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $62,715,460, collateralized by $31,699,725 in U.S. Government Treasury Securities, interest rates ranging from 0.13% – 3.13%, and maturity dates ranging from August 31, 2021 – August 15, 2029 and $38,207,718 in Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from February 3, 2021 – September 20, 2117; a total value of $69,907,443.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

January 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - 95.4%

FHLMC
3.00%, 3/1/2027	101,987	109,770
3.00%, 4/1/2028	476,553	511,096
3.50%, 5/1/2028	143,820	156,136
2.00%, 8/1/2031	237,347	249,072
2.00%, 10/1/2031	50,456	52,954
5.50%, 10/1/2032	73,313	85,116
3.00%, 4/1/2033	191,997	204,311
3.00%, 6/1/2033	153,347	163,215
6.00%, 4/1/2034	44,308	53,372
5.00%, 5/1/2034	70,496	82,025
5.00%, 7/1/2034	397,631	462,385
6.00%, 8/1/2034	25,757	31,026
5.50%, 12/1/2034	48,485	56,674
3.00%, 5/1/2035	30,723	32,522
5.50%, 5/1/2035	95,910	112,195
6.00%, 5/1/2035	93,078	111,539
5.50%, 6/1/2035	67,493	79,082
5.00%, 7/1/2035	377,874	439,248
5.00%, 8/1/2035	164,879	191,825
5.00%, 10/1/2035	21,580	25,111
5.50%, 10/1/2035	25,137	29,406
3.00%, 11/1/2035	35,541	37,710
5.00%, 11/1/2035	238,032	276,968
5.00%, 12/1/2035	144,440	167,891
5.50%, 12/1/2035	676,224	789,995
6.00%, 12/1/2035	86,137	103,621
5.50%, 3/1/2036	83,603	97,756
6.00%, 3/1/2036	287,276	345,973
6.00%, 4/1/2036	865,879	1,042,565
5.50%, 6/1/2036	41,230	48,187
5.50%, 10/1/2036	24,523	28,719
5.50%, 12/1/2036	122,818	144,141
6.00%, 1/1/2037	92,700	111,524
5.50%, 2/1/2037	98,289	115,097
6.00%, 4/1/2037	47,707	57,481
6.00%, 5/1/2037	82,764	99,613
5.50%, 6/1/2037	33,571	39,401
5.50%, 7/1/2037	60,823	69,225
5.50%, 9/1/2037	35,052	40,961
5.50%, 11/1/2037	32,655	38,307
5.50%, 12/1/2037	71,785	84,227
5.50%, 1/1/2038	18,537	21,733
5.00%, 2/1/2038	72,931	84,755
5.50%, 4/1/2038	49,609	58,252
5.50%, 6/1/2038	31,728	37,264
5.00%, 7/1/2038	216,303	251,424
5.50%, 7/1/2038	37,231	43,650
5.50%, 8/1/2038	42,766	50,226
5.00%, 10/1/2038	67,844	78,854
5.00%, 11/1/2038	269,478	313,474

Investments	Principal Amount ($)	Value ($)
5.00%, 12/1/2038	445,637	518,406
5.50%, 12/1/2038	13,743	16,085
5.50%, 1/1/2039	38,283	44,930
5.00%, 2/1/2039	187,432	217,394
5.50%, 3/1/2039	33,360	39,058
5.00%, 5/1/2039	89,974	104,682
5.00%, 6/1/2039	39,956	46,477
5.00%, 7/1/2039	62,460	72,669
4.50%, 8/1/2039	973,059	1,089,415
5.00%, 8/1/2039	4,526	5,176
5.00%, 9/1/2039	92,608	107,417
6.00%, 11/1/2039	51,517	62,037
5.00%, 12/1/2039	576,756	670,056
5.50%, 12/1/2039	33,829	37,674
5.00%, 1/1/2040	24,907	28,949
5.50%, 1/1/2040	67,977	79,033
4.50%, 2/1/2040	144,669	161,177
5.00%, 3/1/2040	72,266	83,909
5.50%, 3/1/2040	109,079	127,041
5.00%, 4/1/2040	27,050	31,316
5.50%, 4/1/2040	180,851	212,467
6.00%, 4/1/2040	59,725	70,667
5.00%, 5/1/2040	26,584	30,927
6.00%, 5/1/2040	143,169	169,385
5.50%, 6/1/2040	45,305	52,561
5.00%, 7/1/2040	146,029	168,913
6.00%, 7/1/2040	228,034	273,653
5.00%, 9/1/2040	125,549	146,062
4.50%, 12/1/2040	904,990	1,018,877
4.00%, 1/1/2041	21,261	23,535
4.50%, 1/1/2041	54,656	61,537
5.50%, 4/1/2041	69,317	80,918
5.00%, 5/1/2041	211,928	246,809
5.50%, 6/1/2041	454,407	533,282
4.50%, 7/1/2041	82,147	91,472
5.00%, 7/1/2041	313,799	364,624
3.50%, 11/1/2041	123,033	133,735
5.00%, 2/1/2042	178,087	206,943
3.00%, 3/1/2042	21,050	22,474
4.50%, 3/1/2042	158,303	177,416
3.00%, 12/1/2042	124,641	134,372
3.00%, 1/1/2043	35,295	37,849
3.00%, 2/1/2043	36,775	39,985
3.00%, 3/1/2043	157,828	173,184
3.00%, 4/1/2043	45,633	48,926
3.00%, 6/1/2043	23,622	25,912
4.50%, 11/1/2043	104,962	118,179
4.00%, 5/1/2044	189,805	215,402
4.50%, 5/1/2044	51,441	57,358
4.00%, 8/1/2044	23,779	26,018
4.50%, 8/1/2044	86,423	96,805
5.00%, 8/1/2044	56,534	65,690
4.50%, 9/1/2044	333,979	373,851
4.00%, 1/1/2045	74,160	81,399
4.00%, 2/1/2045	128,306	144,524

See Accompanying Notes to the Schedules of Investments.

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
4.50%, 3/1/2045	108,864	120,229
4.00%, 8/1/2045	181,639	198,666
4.00%, 9/1/2045	32,593	35,534
4.00%, 10/1/2045	271,417	296,871
4.00%, 11/1/2045	62,071	67,605
4.50%, 11/1/2045	385,937	430,294
4.00%, 12/1/2045	26,031	28,394
4.50%, 12/1/2045	623,719	700,207
4.00%, 1/1/2046	78,810	86,553
4.00%, 2/1/2046	353,127	384,131
4.50%, 4/1/2046	557,836	619,624
4.50%, 5/1/2046	55,094	60,892
2.50%, 9/1/2046	40,498	42,966
4.50%, 3/1/2047	66,853	74,696
FHLMC UMBS
2.00%, 8/1/2031	57,913	60,760
2.00%, 11/1/2031	90,860	95,338
2.00%, 2/1/2032	95,957	100,688
5.00%, 8/1/2035	512,553	596,214
6.00%, 4/1/2036	635,546	765,030
5.50%, 12/1/2036	137,061	160,564
5.00%, 3/1/2038	83,017	96,548
5.00%, 7/1/2039	98,151	114,159
4.50%, 10/1/2039	13,958	15,629
4.50%, 12/1/2039	125,371	140,626
4.00%, 2/1/2040	7,880	8,640
4.50%, 2/1/2040	29,362	33,310
5.50%, 3/1/2040	336,447	391,731
4.50%, 4/1/2040	58,219	65,529
5.00%, 5/1/2040	250,029	287,666
6.00%, 7/1/2040	1,032,610	1,241,205
3.50%, 12/1/2040	78,651	85,176
4.00%, 1/1/2041	99,838	110,235
4.50%, 3/1/2041	143,530	161,431
4.00%, 4/1/2041	29,411	33,126
4.50%, 4/1/2041	27,742	31,225
4.50%, 5/1/2041	20,683	23,454
4.50%, 8/1/2041	31,029	34,912
4.00%, 1/1/2042	90,937	102,424
5.00%, 2/1/2042	86,658	99,445
3.00%, 3/1/2042	174,584	186,732
3.50%, 11/1/2042	126,170	138,016
3.50%, 1/1/2043	57,719	64,449
3.50%, 2/1/2043	52,919	57,865
3.00%, 3/1/2043	24,082	25,818
3.00%, 4/1/2043	361,803	393,454
2.50%, 6/1/2043	644,873	686,157
3.00%, 6/1/2043	160,427	174,254
4.00%, 12/1/2043	21,611	23,610
4.50%, 3/1/2044	102,312	114,663
4.00%, 6/1/2044	8,520	9,320
4.50%, 7/1/2044	43,720	49,229
4.00%, 8/1/2044	25,695	28,108
4.50%, 12/1/2044	24,781	27,578
5.00%, 12/1/2044	238,215	276,580
4.00%, 2/1/2045	25,661	28,897
3.00%, 7/1/2045	19,707	20,946
4.50%, 7/1/2045	37,815	42,508

Investments	Principal Amount ($)	Value ($)
4.50%, 9/1/2045	20,279	22,315
4.00%, 10/1/2045	86,440	94,123
4.00%, 12/1/2045	35,643	39,446
4.50%, 12/1/2045	1,121,627	1,249,202
4.00%, 1/1/2046	61,565	67,922
4.00%, 4/1/2046	46,335	50,314
4.50%, 4/1/2046	55,081	62,101
4.00%, 5/1/2046	19,907	21,616
2.50%, 12/1/2046	209,902	224,077
3.00%, 9/1/2047	156,575	166,580
FNMA UMBS
3.50%, 1/1/2028	234,492	252,474
3.50%, 6/1/2028	73,001	79,924
3.50%, 10/1/2030	88,326	94,318
3.50%, 11/1/2030	18,929	20,214
2.00%, 9/1/2031	48,169	50,541
2.00%, 11/1/2031	107,633	112,933
2.00%, 2/1/2032	89,851	94,273
6.00%, 12/1/2032	16,611	19,718
5.50%, 2/1/2033	26,342	30,606
5.50%, 4/1/2033	124,449	144,596
6.00%, 4/1/2033	10,100	12,154
3.00%, 5/1/2033	177,791	188,716
3.00%, 6/1/2033	175,252	186,436
3.00%, 7/1/2033	22,480	23,926
5.00%, 7/1/2033	410,010	473,158
5.50%, 7/1/2033	40,145	46,711
5.50%, 8/1/2033	57,656	67,026
5.00%, 9/1/2033	219,810	253,346
3.00%, 10/1/2033	37,743	40,176
5.50%, 1/1/2034	75,711	88,471
5.50%, 2/1/2034	36,302	42,256
5.00%, 3/1/2034	121,829	141,315
5.50%, 3/1/2034	21,754	24,575
6.00%, 3/1/2034	341,088	410,319
5.50%, 7/1/2034	51,062	59,321
6.00%, 8/1/2034	61,681	74,278
6.50%, 9/1/2034	152,161	181,456
5.50%, 11/1/2034	85,585	99,899
5.00%, 12/1/2034	30,473	35,296
5.50%, 12/1/2034	49,477	57,794
5.00%, 1/1/2035	38,950	45,199
5.50%, 1/1/2035	98,078	114,691
5.50%, 2/1/2035	613,270	717,534
5.00%, 3/1/2035	205,362	238,462
5.00%, 4/1/2035	754,957	876,485
5.50%, 5/1/2035	41,518	48,730
5.00%, 6/1/2035	102,432	118,944
5.00%, 7/1/2035	144,872	168,274
5.00%, 8/1/2035	266,614	310,051
5.50%, 10/1/2035	44,326	51,572
5.00%, 11/1/2035	49,244	57,242
5.50%, 11/1/2035	38,986	45,720
6.00%, 11/1/2035	50,402	60,654
5.00%, 12/1/2035	79,557	92,357
5.50%, 1/1/2036	210,822	246,416
5.00%, 2/1/2036	160,898	186,899
5.00%, 4/1/2036	27,587	31,993

See Accompanying Notes to the Schedules of Investments.

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
4.50%, 6/1/2036	765,285	856,243
6.00%, 6/1/2036	72,928	87,824
5.00%, 7/1/2036	38,734	45,035
5.50%, 7/1/2036	171,501	200,495
6.50%, 8/1/2036	26,937	32,101
6.00%, 11/1/2036	71,151	85,632
5.50%, 12/1/2036	132,198	155,211
6.50%, 12/1/2036	71,669	81,572
5.50%, 1/1/2037	24,349	28,524
5.50%, 2/1/2037	6,723	7,620
5.50%, 3/1/2037	327,724	383,284
5.50%, 4/1/2037	285,116	333,706
5.50%, 5/1/2037	35,485	41,619
6.00%, 6/1/2037	138,328	166,415
5.50%, 8/1/2037	235,432	275,149
6.00%, 8/1/2037	236,639	284,765
5.50%, 9/1/2037	75,287	88,344
6.00%, 9/1/2037	35,543	42,805
6.50%, 10/1/2037	70,094	83,974
5.00%, 2/1/2038	52,044	60,438
5.50%, 2/1/2038	48,405	56,551
5.00%, 3/1/2038	79,091	91,975
5.50%, 3/1/2038	18,046	21,213
5.00%, 5/1/2038	66,725	77,534
6.00%, 5/1/2038	23,509	28,114
5.50%, 6/1/2038	51,741	60,688
5.50%, 9/1/2038	23,233	27,267
6.00%, 9/1/2038	41,888	49,893
5.50%, 10/1/2038	39,054	45,672
5.50%, 11/1/2038	191,676	224,677
5.50%, 12/1/2038	77,475	90,995
5.00%, 1/1/2039	178,188	207,008
5.50%, 3/1/2039	75,799	88,910
4.50%, 4/1/2039	67,438	75,587
5.50%, 4/1/2039	23,150	27,189
5.50%, 5/1/2039	56,545	66,332
4.50%, 6/1/2039	64,106	72,158
5.00%, 6/1/2039	76,446	88,802
5.50%, 8/1/2039	66,721	77,421
4.50%, 9/1/2039	124,744	143,348
4.50%, 10/1/2039	151,481	174,073
4.50%, 11/1/2039	33,719	37,953
5.50%, 11/1/2039	166,777	196,364
4.50%, 1/1/2040	65,005	73,755
5.50%, 1/1/2040	19,994	23,190
4.50%, 2/1/2040	42,874	48,257
5.00%, 2/1/2040	62,953	73,859
4.50%, 3/1/2040	440,369	495,836
5.00%, 3/1/2040	215,213	250,282
5.50%, 3/1/2040	343,416	401,273
4.50%, 4/1/2040	132,034	148,589
5.00%, 4/1/2040	407,235	472,439
5.50%, 4/1/2040	101,398	118,288
5.00%, 6/1/2040	26,410	30,699
6.00%, 6/1/2040	168,921	200,636
4.50%, 7/1/2040	542,272	607,446
4.50%, 8/1/2040	186,175	209,868
4.00%, 9/1/2040	28,165	30,989

Investments	Principal Amount ($)	Value ($)
4.50%, 10/1/2040	384,110	430,098
2.00%, 11/1/2040	986,331	1,020,245
4.00%, 11/1/2040	24,338	26,928
4.50%, 12/1/2040	582,549	655,704
3.50%, 1/1/2041	65,762	72,050
5.00%, 1/1/2041	21,094	24,531
1.50%, 2/1/2041	1,000,000	1,019,016
3.50%, 2/1/2041	43,685	47,507
4.00%, 2/1/2041	30,085	33,022
4.50%, 2/1/2041	204,259	229,884
4.50%, 4/1/2041	172,995	194,425
5.50%, 4/1/2041	6,099	6,820
4.50%, 5/1/2041	65,890	74,140
5.00%, 5/1/2041	26,182	30,447
6.00%, 5/1/2041	39,788	47,701
4.50%, 6/1/2041	1,034,973	1,160,957
6.00%, 6/1/2041	1,622,717	1,953,170
5.00%, 7/1/2041	811,236	939,970
6.00%, 7/1/2041	3,125,078	3,803,489
4.50%, 8/1/2041	218,120	245,195
5.00%, 8/1/2041	101,956	118,531
5.50%, 8/1/2041	52,484	60,061
4.00%, 9/1/2041	321,428	361,196
4.50%, 9/1/2041	136,162	153,129
5.50%, 9/1/2041	114,125	133,738
3.50%, 10/1/2041	184,962	205,696
4.00%, 10/1/2041	87,016	98,010
5.00%, 10/1/2041	369,380	428,711
4.00%, 11/1/2041	135,251	149,399
4.00%, 12/1/2041	31,945	35,188
4.00%, 1/1/2042	272,473	301,109
4.50%, 1/1/2042	30,801	34,656
6.00%, 1/1/2042	108,099	130,023
5.50%, 2/1/2042	98,192	115,180
4.00%, 3/1/2042	137,034	153,135
3.00%, 4/1/2042	86,975	93,247
4.50%, 4/1/2042	173,176	194,917
3.50%, 5/1/2042	49,001	53,357
4.50%, 5/1/2042	117,807	132,596
3.50%, 6/1/2042	72,287	78,977
3.50%, 7/1/2042	185,191	204,013
4.00%, 7/1/2042	177,387	201,077
3.50%, 8/1/2042	64,248	70,651
4.50%, 8/1/2042	28,129	31,632
3.50%, 9/1/2042	23,653	26,009
4.00%, 9/1/2042	109,069	122,686
4.50%, 9/1/2042	26,766	30,073
3.00%, 10/1/2042	232,927	252,350
3.50%, 10/1/2042	50,947	55,730
3.00%, 12/1/2042	204,387	222,297
2.50%, 1/1/2043	12,756	13,500
3.00%, 1/1/2043	246,762	264,773
3.50%, 1/1/2043	65,797	71,962
4.00%, 1/1/2043	121,499	134,472
4.50%, 1/1/2043	590,160	660,824
2.50%, 2/1/2043	88,998	94,684
3.00%, 2/1/2043	281,277	304,840
3.50%, 2/1/2043	118,469	129,458

See Accompanying Notes to the Schedules of Investments.

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
3.00%, 3/1/2043	175,353	188,014
3.50%, 3/1/2043	130,541	145,083
2.50%, 5/1/2043	19,320	20,557
3.00%, 5/1/2043	76,932	82,624
2.50%, 6/1/2043	9,814	10,392
3.00%, 6/1/2043	33,493	35,790
3.00%, 7/1/2043	96,090	101,932
3.00%, 8/1/2043	28,998	31,107
4.00%, 8/1/2043	80,584	88,749
4.00%, 9/1/2043	160,506	177,423
4.50%, 9/1/2043	42,947	48,474
4.00%, 10/1/2043	205,830	226,380
4.00%, 11/1/2043	460,878	517,919
4.50%, 11/1/2043	151,663	169,634
5.00%, 11/1/2043	52,427	60,886
3.00%, 12/1/2043	22,872	24,512
4.50%, 12/1/2043	128,005	144,135
4.00%, 1/1/2044	162,433	178,586
5.00%, 1/1/2044	166,633	193,453
4.50%, 2/1/2044	36,255	40,525
4.50%, 3/1/2044	163,275	188,295
5.00%, 3/1/2044	30,495	35,165
4.50%, 4/1/2044	354,209	396,915
5.00%, 5/1/2044	21,297	23,971
5.50%, 5/1/2044	3,226,059	3,761,841
5.00%, 6/1/2044	26,857	30,287
3.00%, 10/1/2044	504,244	541,585
4.00%, 10/1/2044	57,127	63,685
4.50%, 10/1/2044	18,037	20,053
3.00%, 12/1/2044	47,242	51,367
4.50%, 12/1/2044	63,368	70,796
3.00%, 2/1/2045	29,552	31,401
4.00%, 2/1/2045	47,934	53,047
4.50%, 2/1/2045	230,656	258,433
3.00%, 4/1/2045	29,925	31,798
4.00%, 4/1/2045	39,956	44,252
3.00%, 7/1/2045	222,359	236,872
4.00%, 8/1/2045	23,446	25,702
4.00%, 11/1/2045	89,785	98,810
4.50%, 11/1/2045	135,997	152,716
4.00%, 12/1/2045	527,193	584,730
4.00%, 2/1/2046	22,898	25,072
3.00%, 3/1/2046	27,385	29,763
4.00%, 3/1/2046	37,904	41,612
4.50%, 3/1/2046	257,152	288,163
4.00%, 4/1/2046	20,320	22,453
4.00%, 5/1/2046	28,037	30,444
2.50%, 6/1/2046	115,579	122,912
4.50%, 6/1/2046	155,341	172,836
4.50%, 7/1/2046	40,116	44,113
4.50%, 8/1/2046	31,710	35,316
2.50%, 9/1/2046	234,498	249,827
3.00%, 9/1/2046	33,313	35,694
2.50%, 10/1/2046	109,483	116,644
4.50%, 10/1/2046	58,387	64,534
2.50%, 12/1/2046	35,630	38,050
4.00%, 12/1/2046	61,281	66,756
4.50%, 1/1/2047	60,482	66,431

Investments	Principal Amount ($)	Value ($)
4.00%, 2/1/2047	130,241	141,838
4.50%, 2/1/2047	62,716	70,353
2.50%, 3/1/2047	211,774	225,894
4.50%, 3/1/2047	277,410	316,924
4.50%, 5/1/2047	142,280	156,770
4.50%, 7/1/2047	140,147	155,311
5.00%, 7/1/2047	1,903,638	2,208,871
5.00%, 12/1/2047	437,662	507,042
4.00%, 7/1/2048	233,652	258,026
5.50%, 1/1/2049	71,719	80,178
6.00%, 2/1/2049	143,722	175,011
5.50%, 6/1/2049	422,349	483,909
4.50%, 9/1/2049	37,657	41,694
FNMA/FHLMC UMBS, 15 Year, Single Family
TBA 1.50%, 2/25/2036	1,000,000	1,024,883
FNMA/FHLMC UMBS, 30 Year, Single Family
TBA 1.50%, 2/25/2051	2,000,000	2,007,188
TBA 2.00%, 2/25/2051	2,800,000	2,888,813
GNMA
3.00%, 2/20/2027	151,605	160,556
2.50%, 4/20/2027	68,370	71,893
3.00%, 5/20/2027	140,414	148,652
2.50%, 11/20/2027	77,862	81,881
2.50%, 1/20/2028	40,344	42,427
3.00%, 1/20/2028	84,623	89,015
3.00%, 3/20/2028	79,143	83,828
3.00%, 7/20/2028	131,988	139,814
2.50%, 8/20/2028	125,310	132,056
2.50%, 12/20/2028	18,671	19,677
2.50%, 3/20/2031	52,071	54,885
2.50%, 10/20/2031	60,234	63,364
5.50%, 3/15/2033	205,567	237,853
6.00%, 3/15/2033	72,158	86,830
5.50%, 6/15/2033	55,102	63,552
5.50%, 8/20/2033	46,536	54,268
6.00%, 10/20/2033	82,818	97,741
5.50%, 11/15/2033	23,836	27,380
5.50%, 11/20/2033	43,161	50,405
6.00%, 12/15/2033	133,869	161,077
5.50%, 3/20/2034	51,579	60,278
5.50%, 7/20/2034	32,765	38,318
5.50%, 9/20/2034	14,291	16,724
6.00%, 2/15/2035	28,553	34,011
5.50%, 3/15/2035	142,351	163,458
5.50%, 9/15/2035	186,300	215,514
5.50%, 3/20/2036	104,846	122,812
5.50%, 5/15/2036	145,769	168,752
5.50%, 7/15/2038	78,286	91,578
5.50%, 8/15/2038	19,143	22,066
5.50%, 9/20/2038	63,291	74,145
5.50%, 11/15/2038	69,091	79,878
5.50%, 12/15/2038	70,236	82,306
6.00%, 12/20/2038	147,273	173,854
5.50%, 2/15/2039	55,189	64,949
5.50%, 2/20/2039	106,334	124,584
4.50%, 5/15/2039	83,438	94,293
5.50%, 5/15/2039	40,677	47,628
4.50%, 6/15/2039	8,828	9,857

See Accompanying Notes to the Schedules of Investments.

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
5.50%, 9/15/2039	16,203	18,954
4.00%, 9/20/2039	27,019	29,999
4.50%, 10/15/2039	47,708	54,147
5.50%, 11/15/2039	35,271	41,260
4.50%, 12/15/2039	112,605	126,344
5.50%, 12/15/2039	43,783	51,217
5.00%, 1/20/2040	123,781	141,646
5.50%, 3/15/2040	179,850	211,607
4.50%, 4/15/2040	47,555	53,143
4.50%, 6/15/2040	24,862	27,856
4.50%, 7/15/2040	60,159	67,169
5.00%, 7/20/2040	137,591	157,544
4.00%, 8/15/2040	11,815	12,836
5.50%, 8/15/2040	14,689	17,292
4.00%, 10/15/2040	21,532	23,600
4.00%, 11/15/2040	25,878	28,168
4.00%, 12/15/2040	316,231	356,934
5.50%, 12/15/2040	69,479	81,748
4.00%, 12/20/2040	36,630	41,857
5.50%, 12/20/2040	30,919	35,426
5.50%, 1/20/2041	27,421	32,119
5.50%, 2/15/2041	26,832	31,297
4.00%, 3/15/2041	3,746	4,117
4.50%, 3/15/2041	28,634	32,510
5.50%, 5/20/2041	181,243	212,316
4.50%, 6/15/2041	110,795	124,956
4.00%, 7/15/2041	35,335	38,760
4.00%, 8/15/2041	70,624	77,589
5.50%, 11/20/2041	341,905	400,496
5.50%, 12/20/2041	79,203	91,257
4.00%, 1/20/2042	66,569	72,824
4.00%, 2/20/2042	152,177	168,988
5.50%, 2/20/2042	22,119	25,928
4.50%, 3/15/2042	95,444	106,998
5.00%, 3/20/2042	47,405	54,250
4.00%, 5/20/2042	196,905	220,070
5.00%, 7/20/2042	6,335	7,252
2.50%, 3/20/2043	65,801	69,937
2.50%, 5/20/2043	96,807	102,888
5.00%, 12/20/2043	33,228	38,048
5.00%, 1/20/2044	4,020	4,593
5.50%, 3/20/2044	99,246	115,233
4.00%, 7/15/2044	22,155	24,072
4.00%, 9/15/2044	10,753	11,546
2.50%, 11/20/2044	80,757	85,813
4.00%, 12/15/2044	23,194	25,375
5.00%, 6/20/2045	276,498	316,651

Investments	Principal Amount ($)	Value ($)
4.00%, 8/15/2045	228,919	261,466
5.50%, 11/15/2045	439,633	516,539
4.00%, 3/15/2046	35,874	38,822
4.00%, 3/20/2046	122,013	134,258
5.50%, 3/20/2046	917,336	1,074,606
4.00%, 5/20/2046	53,722	58,968
4.50%, 5/20/2046	75,872	85,011
5.00%, 5/20/2046	657,354	750,933
4.00%, 6/15/2046	248,180	272,522
4.50%, 6/15/2046	423,316	475,539
4.00%, 7/15/2046	68,646	75,282
4.50%, 7/20/2046	48,371	54,295
4.00%, 3/15/2047	115,450	124,654
4.50%, 4/15/2047	51,246	58,266
5.00%, 2/20/2048	31,035	34,357
5.00%, 4/20/2048	69,097	75,493
5.50%, 11/20/2048	65,088	71,838
5.50%, 7/20/2049	32,976	36,391
5.00%, 9/20/2050	169,981	188,164

TOTAL MORTGAGE-BACKED SECURITIES (Cost $94,225,297)		96,239,228

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 1.0%

U.S. Treasury Notes 0.13%, 1/15/2024 (Cost $997,039)	1,000,000	998,320

Total Investments - 96.4% (Cost $95,222,336)		97,237,548
Other assets less liabilities - 3.6%		3,639,543

Net Assets - 100.0%		100,877,091

Percentages shown are based on Net Assets.

Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

January 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 99.0%

Aerospace & Defense - 2.0%
Boeing Co. (The)
5.15%, 5/1/2030	150,000	178,113
General Dynamics Corp.
3.50%, 5/15/2025	175,000	194,787
3.75%, 5/15/2028	600,000	695,298
Hexcel Corp.
4.70%, 8/15/2025	250,000	281,343
Huntington Ingalls Industries, Inc.
3.84%, 5/1/2025	100,000	111,659
3.48%, 12/1/2027	200,000	224,511
L3Harris Technologies, Inc.
3.85%, 12/15/2026	250,000	287,001
4.40%, 6/15/2028	700,000	829,727
Lockheed Martin Corp.
3.55%, 1/15/2026	605,000	684,041
Northrop Grumman Corp.
2.93%, 1/15/2025	1,000,000	1,080,598
3.25%, 1/15/2028	500,000	555,986
Precision Castparts Corp.
3.25%, 6/15/2025	200,000	220,403

		5,343,467

Air Freight & Logistics - 0.2%
United Parcel Service, Inc.
3.05%, 11/15/2027	395,000	442,491
3.40%, 3/15/2029	200,000	227,258

		669,749

Airlines - 0.3%
Southwest Airlines Co.
3.00%, 11/15/2026	100,000	106,624
5.13%, 6/15/2027	500,000	590,750

		697,374

Auto Components - 0.3%
BorgWarner, Inc.
3.38%, 3/15/2025	350,000	385,015
2.65%, 7/1/2027	200,000	215,019
Lear Corp.
3.80%, 9/15/2027	200,000	223,471

		823,505

Banks - 24.1%
Australia & New Zealand Banking Group Ltd.
2.63%, 11/9/2022	250,000	260,710
Banco Santander SA
5.18%, 11/19/2025	400,000	466,751
3.31%, 6/27/2029	200,000	222,842
Bancolombia SA
3.00%, 1/29/2025	250,000	257,940
Bank of America Corp.
2.88%, 4/24/2023(a)	815,000	840,109
3.00%, 12/20/2023(a)	1,000,000	1,047,747

Investments	Principal Amount ($)	Value ($)
3.86%, 7/23/2024(a)	300,000	324,371
4.20%, 8/26/2024	200,000	223,455
4.00%, 1/22/2025	495,000	551,853
2.01%, 2/13/2026(a)	245,000	255,313
4.45%, 3/3/2026	250,000	288,483
3.50%, 4/19/2026	200,000	225,222
Series L, 4.18%, 11/25/2027	365,000	418,341
3.82%, 1/20/2028(a)	500,000	569,839
3.71%, 4/24/2028(a)	5,000	5,694
3.42%, 12/20/2028(a)	250,000	280,185
4.27%, 7/23/2029(a)	550,000	646,913
3.97%, 2/7/2030(a)	300,000	346,853
2.50%, 2/13/2031(a)	600,000	625,338
2.59%, 4/29/2031(a)	400,000	419,124
1.90%, 7/23/2031(a)	750,000	743,198
Bank of Montreal
2.90%, 3/26/2022	200,000	206,128
4.34%, 10/5/2028(a)	300,000	327,921
Bank of Nova Scotia (The)
3.40%, 2/11/2024	250,000	271,758
4.50%, 12/16/2025	350,000	406,154
Barclays plc
4.61%, 2/15/2023(a)	250,000	260,385
4.38%, 9/11/2024	490,000	545,042
3.65%, 3/16/2025	200,000	219,590
4.84%, 5/9/2028	300,000	342,204
5.09%, 6/20/2030(a)	250,000	293,768
BBVA USA
2.88%, 6/29/2022	300,000	309,866
3.88%, 4/10/2025	250,000	280,715
Canadian Imperial Bank of Commerce
2.25%, 1/28/2025	300,000	317,314
Citigroup, Inc.
4.05%, 7/30/2022	600,000	632,271
2.88%, 7/24/2023(a)	250,000	258,871
3.35%, 4/24/2025(a)	600,000	649,360
3.30%, 4/27/2025	200,000	220,445
4.40%, 6/10/2025	825,000	935,651
5.50%, 9/13/2025	150,000	178,532
4.60%, 3/9/2026	380,000	440,786
3.40%, 5/1/2026	300,000	333,763
3.20%, 10/21/2026	350,000	386,015
4.45%, 9/29/2027	200,000	233,110
3.89%, 1/10/2028(a)	250,000	285,230
3.67%, 7/24/2028(a)	255,000	288,568
2.98%, 11/5/2030(a)	500,000	540,313
2.67%, 1/29/2031(a)	500,000	525,952
4.41%, 3/31/2031(a)	136,000	161,687
2.57%, 6/3/2031(a)	500,000	520,458
Citizens Bank NA
3.70%, 3/29/2023	300,000	320,235
Citizens Financial Group, Inc.
3.25%, 4/30/2030	200,000	222,691

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Comerica, Inc.
3.70%, 7/31/2023	250,000	269,561
Cooperatieve Rabobank UA
3.75%, 7/21/2026	250,000	281,876
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 9/15/2022	250,000	263,368
Discover Bank
3.35%, 2/6/2023	300,000	316,474
4.20%, 8/8/2023	400,000	436,532
4.65%, 9/13/2028	250,000	296,001
Fifth Third Bancorp
4.30%, 1/16/2024	250,000	275,991
3.65%, 1/25/2024	500,000	543,553
Fifth Third Bank NA
3.85%, 3/15/2026	400,000	454,251
First Horizon Corp.
3.55%, 5/26/2023	250,000	265,484
HSBC Holdings plc
3.80%, 3/11/2025(a)	750,000	816,724
4.25%, 8/18/2025	1,040,000	1,172,638
3.90%, 5/25/2026	200,000	226,552
4.29%, 9/12/2026(a)	250,000	283,267
4.04%, 3/13/2028(a)	500,000	568,427
4.58%, 6/19/2029(a)	670,000	785,365
3.97%, 5/22/2030(a)	300,000	340,843
Huntington Bancshares, Inc.
4.00%, 5/15/2025	200,000	226,393
ING Groep NV
3.55%, 4/9/2024	200,000	218,254
4.55%, 10/2/2028	350,000	419,822
JPMorgan Chase & Co.
3.21%, 4/1/2023(a)	750,000	774,477
3.38%, 5/1/2023	520,000	553,960
3.56%, 4/23/2024(a)	300,000	320,264
3.63%, 5/13/2024	400,000	440,285
3.88%, 9/10/2024	1,127,000	1,254,432
0.65%, 9/16/2024(a)	285,000	286,621
4.02%, 12/5/2024(a)	240,000	263,376
3.90%, 7/15/2025	395,000	444,887
2.30%, 10/15/2025(a)	200,000	211,353
2.00%, 3/13/2026(a)	115,000	119,977
2.95%, 10/1/2026	685,000	755,238
4.13%, 12/15/2026	149,000	173,695
3.63%, 12/1/2027	250,000	282,352
3.78%, 2/1/2028(a)	925,000	1,058,557
4.01%, 4/23/2029(a)	130,000	150,298
4.20%, 7/23/2029(a)	450,000	528,277
2.74%, 10/15/2030(a)	200,000	214,029
4.49%, 3/24/2031(a)	200,000	240,553
2.96%, 5/13/2031(a)	500,000	534,980
KeyBank NA
2.40%, 6/9/2022	250,000	257,084
KeyCorp
4.10%, 4/30/2028	200,000	236,496
Lloyds Banking Group plc
4.05%, 8/16/2023	300,000	326,101
2.91%, 11/7/2023(a)	300,000	312,530

Investments	Principal Amount ($)	Value ($)
4.38%, 3/22/2028	200,000	234,393
3.57%, 11/7/2028(a)	200,000	222,919
Mitsubishi UFJ Financial Group, Inc.
2.67%, 7/25/2022	850,000	879,616
3.76%, 7/26/2023	50,000	54,103
3.41%, 3/7/2024	50,000	54,371
2.19%, 2/25/2025	700,000	735,277
3.68%, 2/22/2027	350,000	401,321
3.29%, 7/25/2027	750,000	849,095
3.74%, 3/7/2029	200,000	231,035
Mizuho Financial Group, Inc.
2.95%, 2/28/2022	475,000	488,451
3.55%, 3/5/2023	450,000	479,098
3.17%, 9/11/2027	500,000	560,229
4.02%, 3/5/2028	590,000	684,962
3.15%, 7/16/2030(a)	200,000	218,419
National Australia Bank Ltd.
3.63%, 6/20/2023	250,000	269,637
PNC Bank NA
3.50%, 6/8/2023	250,000	267,921
3.25%, 1/22/2028	250,000	280,776
PNC Financial Services Group, Inc. (The)
3.30%, 3/8/2022	380,000	391,798
3.90%, 4/29/2024	550,000	606,784
3.15%, 5/19/2027	80,000	89,760
Royal Bank of Canada
2.75%, 2/1/2022	200,000	205,115
1.95%, 1/17/2023	350,000	361,359
4.65%, 1/27/2026	250,000	294,349
Santander Holdings USA, Inc.
4.50%, 7/17/2025	440,000	496,981
4.40%, 7/13/2027	500,000	573,590
Santander UK Group Holdings plc
3.82%, 11/3/2028(a)	200,000	224,626
Sumitomo Mitsui Financial Group, Inc.
3.10%, 1/17/2023	950,000	999,651
2.70%, 7/16/2024	1,000,000	1,069,122
2.35%, 1/15/2025	250,000	264,363
3.78%, 3/9/2026	250,000	283,541
2.63%, 7/14/2026	600,000	648,878
3.45%, 1/11/2027	250,000	281,730
3.36%, 7/12/2027	450,000	507,001
2.75%, 1/15/2030	200,000	214,693
2.13%, 7/8/2030	250,000	255,605
Toronto-Dominion Bank (The)
3.25%, 3/11/2024	450,000	488,600
Truist Bank
2.80%, 5/17/2022	250,000	257,717
3.30%, 5/15/2026	200,000	223,574
Truist Financial Corp.
3.05%, 6/20/2022	200,000	207,319
2.85%, 10/26/2024	150,000	162,538
4.00%, 5/1/2025	210,000	237,215
US Bancorp
3.38%, 2/5/2024	200,000	216,998
3.95%, 11/17/2025	200,000	229,410
3.00%, 7/30/2029	200,000	220,055

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Wells Fargo & Co.
3.50%, 3/8/2022	500,000	517,567
2.63%, 7/22/2022	1,000,000	1,033,128
3.07%, 1/24/2023	750,000	770,239
4.48%, 1/16/2024	325,000	360,938
3.55%, 9/29/2025	950,000	1,057,557
2.41%, 10/30/2025(a)	500,000	528,281
4.10%, 6/3/2026	500,000	571,516
4.30%, 7/22/2027	1,000,000	1,166,729
3.58%, 5/22/2028(a)	250,000	281,222
2.39%, 6/2/2028(a)	1,500,000	1,583,156
2.88%, 10/30/2030(a)	450,000	483,286
2.57%, 2/11/2031(a)	200,000	208,340
4.48%, 4/4/2031(a)	200,000	239,927
Westpac Banking Corp.
2.75%, 1/11/2023	1,100,000	1,153,552
3.40%, 1/25/2028	400,000	457,150
4.32%, 11/23/2031(a)	250,000	284,965

		65,757,810

Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 1/23/2029	250,000	303,047
Coca-Cola Co. (The)
3.45%, 3/25/2030	200,000	230,255
Diageo Capital plc
2.38%, 10/24/2029	200,000	212,834
Keurig Dr Pepper, Inc.
4.60%, 5/25/2028	200,000	241,178
PepsiCo, Inc.
2.38%, 10/6/2026	300,000	325,571

		1,312,885

Biotechnology - 1.8%
AbbVie, Inc.
3.60%, 5/14/2025	952,000	1,055,764
3.20%, 5/14/2026	100,000	110,180
4.25%, 11/14/2028	400,000	473,533
Amgen, Inc.
2.20%, 2/21/2027	300,000	317,452
2.45%, 2/21/2030	300,000	316,609
Biogen, Inc.
4.05%, 9/15/2025	300,000	342,248
Gilead Sciences, Inc.
3.65%, 3/1/2026	1,080,000	1,217,281
2.95%, 3/1/2027	1,000,000	1,102,074

		4,935,141

Building Products - 0.5%
Fortune Brands Home & Security, Inc.
4.00%, 6/15/2025	200,000	224,932
Johnson Controls International plc
3.62%, 7/2/2024(b)	200,000	218,268
Lennox International, Inc.
1.35%, 8/1/2025	450,000	459,723
Masco Corp.
4.45%, 4/1/2025	300,000	342,765
4.38%, 4/1/2026	200,000	232,788

		1,478,476

Investments	Principal Amount ($)	Value ($)
Capital Markets - 6.4%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	250,000	277,501
2.88%, 9/15/2026	200,000	220,948
Ares Capital Corp.
4.20%, 6/10/2024	175,000	189,633
3.88%, 1/15/2026	1,000,000	1,076,022
Bank of New York Mellon Corp. (The)
Series 0012, 3.65%, 2/4/2024	300,000	328,142
2.45%, 8/17/2026	300,000	324,759
3.00%, 10/30/2028	143,000	158,114
BGC Partners, Inc.
3.75%, 10/1/2024	200,000	209,902
BlackRock, Inc.
3.20%, 3/15/2027	200,000	226,940
3.25%, 4/30/2029	400,000	455,219
Cboe Global Markets, Inc.
3.65%, 1/12/2027	200,000	228,286
Charles Schwab Corp. (The)
4.20%, 3/24/2025	400,000	455,160
3.20%, 1/25/2028	100,000	112,099
4.00%, 2/1/2029	400,000	471,157
CME Group, Inc.
3.00%, 3/15/2025	275,000	300,265
Credit Suisse Group AG
3.75%, 3/26/2025	650,000	719,230
4.55%, 4/17/2026	250,000	291,122
Deutsche Bank AG
3.70%, 5/30/2024	795,000	860,024
3.96%, 11/26/2025(a)	300,000	328,702
4.10%, 1/13/2026	100,000	111,052
3.55%, 9/18/2031(a)	500,000	526,868
E*TRADE Financial Corp.
2.95%, 8/24/2022	200,000	207,424
Franklin Resources, Inc.
1.60%, 10/30/2030	200,000	196,258
Goldman Sachs BDC, Inc.
3.75%, 2/10/2025	200,000	212,663
Goldman Sachs Group, Inc. (The)
3.00%, 4/26/2022	500,000	503,158
3.63%, 1/22/2023	600,000	637,492
4.00%, 3/3/2024	500,000	550,696
3.85%, 7/8/2024	500,000	549,201
3.50%, 1/23/2025	465,000	509,666
Jefferies Group LLC
4.85%, 1/15/2027	300,000	356,103
4.15%, 1/23/2030	200,000	231,614
Lazard Group LLC
3.75%, 2/13/2025	250,000	277,088
Legg Mason, Inc.
4.75%, 3/15/2026	200,000	236,390
Moody’s Corp.
2.63%, 1/15/2023	200,000	208,223
Morgan Stanley
2.75%, 5/19/2022	200,000	206,285
3.75%, 2/25/2023	1,300,000	1,388,280

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
3.88%, 1/27/2026	200,000	227,458
4.35%, 9/8/2026	650,000	756,737
3.95%, 4/23/2027	100,000	114,518
2.70%, 1/22/2031(a)	350,000	371,859
Nasdaq, Inc.
3.85%, 6/30/2026	215,000	246,014
Nomura Holdings, Inc.
2.68%, 7/16/2030	250,000	261,867
S&P Global, Inc.
2.95%, 1/22/2027	200,000	220,073
State Street Corp.
3.10%, 5/15/2023	200,000	212,381
3.55%, 8/18/2025	300,000	337,953
TD Ameritrade Holding Corp.
3.75%, 4/1/2024	300,000	329,392
2.75%, 10/1/2029	200,000	217,956

		17,437,894

Chemicals – 1.1%
Air Products and Chemicals, Inc.
3.35%, 7/31/2024	521,000	569,774
Celanese US Holdings LLC
3.50%, 5/8/2024	200,000	216,561
DuPont de Nemours, Inc.
2.17%, 5/1/2023	100,000	100,659
Ecolab, Inc.
2.70%, 11/1/2026	200,000	219,662
4.80%, 3/24/2030	150,000	188,494
FMC Corp.
3.20%, 10/1/2026	200,000	222,160
PPG Industries, Inc.
2.40%, 8/15/2024	200,000	211,343
RPM International, Inc.
3.75%, 3/15/2027	100,000	113,039
Sherwin-Williams Co. (The)
2.75%, 6/1/2022	156,000	160,564
3.45%, 8/1/2025	500,000	552,170
3.45%, 6/1/2027	400,000	452,524
2.95%, 8/15/2029	100,000	109,234

		3,116,184

Commercial Services & Supplies – 0.8%
Cintas Corp. No. 2
2.90%, 4/1/2022	297,000	305,250
3.25%, 6/1/2022	250,000	258,002
3.70%, 4/1/2027	50,000	57,431
RELX Capital, Inc.
3.00%, 5/22/2030	200,000	218,232
Republic Services, Inc.
2.50%, 8/15/2024	567,000	603,504
3.38%, 11/15/2027	100,000	113,072
3.95%, 5/15/2028	100,000	116,208
Waste Management, Inc.
3.15%, 11/15/2027	350,000	393,608

		2,065,307

Communications Equipment – 0.5%
Cisco Systems, Inc.
2.20%, 9/20/2023	417,000	436,514
3.63%, 3/4/2024	300,000	330,281

Investments	Principal Amount ($)	Value ($)
2.95%, 2/28/2026	100,000	110,506
Motorola Solutions, Inc.
4.60%, 2/23/2028	100,000	119,182
4.60%, 5/23/2029	300,000	356,214

		1,352,697

Construction Materials – 0.2%
Martin Marietta Materials, Inc.
3.50%, 12/15/2027	250,000	286,277
Vulcan Materials Co.
4.50%, 4/1/2025	200,000	227,563

		513,840

Consumer Finance – 3.4%
AerCap Ireland Capital DAC
4.50%, 9/15/2023	500,000	541,521
3.15%, 2/15/2024	150,000	157,256
3.88%, 1/23/2028	350,000	376,569
Ally Financial, Inc.
3.05%, 6/5/2023	400,000	420,672
3.88%, 5/21/2024	600,000	655,013
American Express Co.
2.50%, 8/1/2022	200,000	206,275
3.00%, 10/30/2024	690,000	748,916
Capital One Financial Corp.
3.50%, 6/15/2023	320,000	342,715
3.90%, 1/29/2024	50,000	54,594
3.30%, 10/30/2024	200,000	217,958
3.20%, 2/5/2025	850,000	923,520
4.20%, 10/29/2025	110,000	124,775
Caterpillar Financial Services Corp.
3.30%, 6/9/2024	200,000	218,415
Discover Financial Services
4.10%, 2/9/2027	400,000	459,873
General Motors Financial Co., Inc.
5.25%, 3/1/2026	500,000	588,359
4.35%, 1/17/2027	400,000	459,017
Synchrony Financial
4.25%, 8/15/2024	426,000	468,242
4.50%, 7/23/2025	600,000	676,856
3.70%, 8/4/2026	355,000	390,136
5.15%, 3/19/2029	200,000	239,710
Toyota Motor Credit Corp.
3.20%, 1/11/2027	500,000	562,464
3.05%, 1/11/2028	500,000	558,709

		9,391,565

Containers & Packaging – 0.2%
Amcor Finance USA, Inc.
4.50%, 5/15/2028	300,000	356,087
Avery Dennison Corp.
3.35%, 4/15/2023	50,000	52,167
Packaging Corp. of America
4.50%, 11/1/2023	200,000	219,850

		628,104

Diversified Financial Services – 0.6%
Berkshire Hathaway, Inc.
3.13%, 3/15/2026	330,000	366,275
Blackstone Secured Lending Fund
3.65%, 7/14/2023(c)	150,000	156,141

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Equitable Holdings, Inc.
4.35%, 4/20/2028	300,000	350,660
National Rural Utilities Cooperative Finance Corp.
2.40%, 3/15/2030	200,000	214,226
Synchrony Bank
3.00%, 6/15/2022	250,000	257,797
Voya Financial, Inc.
5.65%, 5/15/2053(a)	200,000	212,349

		1,557,448

Diversified Telecommunication Services - 1.3%
AT&T, Inc.
4.30%, 2/15/2030	295,000	345,932
British Telecommunications plc
5.13%, 12/4/2028	200,000	243,909
Deutsche Telekom International Finance BV
8.75%, 6/15/2030(b)	200,000	311,174
TELUS Corp.
3.70%, 9/15/2027	200,000	231,132
Verizon Communications, Inc.
5.15%, 9/15/2023	100,000	112,191
2.63%, 8/15/2026	80,000	86,943
4.13%, 3/16/2027	700,000	821,035
4.33%, 9/21/2028	755,000	897,664
4.02%, 12/3/2029	225,000	263,733
1.68%, 10/30/2030(c)	313,000	305,155

		3,618,868

Electric Utilities - 5.1%
AEP Texas, Inc.
3.95%, 6/1/2028	750,000	877,740
American Electric Power Co., Inc.
Series J, 4.30%, 12/1/2028	45,000	53,124
Appalachian Power Co.
Series X, 3.30%, 6/1/2027	96,000	106,942
Avangrid, Inc.
3.15%, 12/1/2024	100,000	109,033
3.20%, 4/15/2025	250,000	273,456
Duke Energy Corp.
3.15%, 8/15/2027	200,000	222,548
2.45%, 6/1/2030	600,000	625,540
Edison International
4.95%, 4/15/2025	700,000	796,428
5.75%, 6/15/2027	200,000	240,698
Emera US Finance LP
3.55%, 6/15/2026	150,000	166,989
Enel Chile SA
4.88%, 6/12/2028	250,000	293,963
Evergy, Inc.
2.45%, 9/15/2024	750,000	793,707
Eversource Energy
Series L, 2.90%, 10/1/2024	300,000	324,454
Series M, 3.30%, 1/15/2028	100,000	110,948
Florida Power & Light Co.
3.25%, 6/1/2024	55,000	59,291
Fortis, Inc.
3.06%, 10/4/2026	200,000	219,351

Investments	Principal Amount ($)	Value ($)
Georgia Power Co.
3.25%, 4/1/2026	500,000	556,416
Interstate Power and Light Co.
3.25%, 12/1/2024	200,000	218,139
ITC Holdings Corp.
2.70%, 11/15/2022	200,000	207,505
3.35%, 11/15/2027	200,000	225,193
MidAmerican Energy Co.
3.70%, 9/15/2023	472,000	508,570
3.65%, 4/15/2029	100,000	117,320
NextEra Energy Capital Holdings, Inc.
2.80%, 1/15/2023	250,000	261,738
2.75%, 5/1/2025	1,250,000	1,347,094
3.55%, 5/1/2027	500,000	569,823
2.25%, 6/1/2030	175,000	180,684
NSTAR Electric Co.
3.20%, 5/15/2027	300,000	338,489
Pacific Gas and Electric Co.
3.45%, 7/1/2025	400,000	432,704
4.55%, 7/1/2030	100,000	114,131
Pinnacle West Capital Corp.
1.30%, 6/15/2025	150,000	152,634
Public Service Electric and Gas Co.
3.00%, 5/15/2027	200,000	221,201
Sierra Pacific Power Co.
2.60%, 5/1/2026	209,000	226,009
Southern Co. (The)
2.95%, 7/1/2023	300,000	316,756
3.25%, 7/1/2026	384,000	427,130
Series A, 3.70%, 4/30/2030	250,000	284,364
Southwestern Electric Power Co.
Series M, 4.10%, 9/15/2028	200,000	232,393
Union Electric Co.
2.95%, 6/15/2027	100,000	110,743
Virginia Electric and Power Co.
Series A, 3.50%, 3/15/2027	100,000	113,320
Series A, 3.80%, 4/1/2028	500,000	579,386
Xcel Energy, Inc.
4.00%, 6/15/2028	900,000	1,048,731

		14,064,685

Electrical Equipment - 0.5%
Eaton Corp.
2.75%, 11/2/2022	450,000	468,396
Emerson Electric Co.
0.88%, 10/15/2026	200,000	199,552
Hubbell, Inc.
3.35%, 3/1/2026	200,000	220,355
3.50%, 2/15/2028	250,000	272,980
Rockwell Automation, Inc.
2.88%, 3/1/2025	250,000	270,939

		1,432,222

Electronic Equipment, Instruments & Components – 0.8%
Allegion US Holding Co., Inc.
3.20%, 10/1/2024	200,000	214,347

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Amphenol Corp.
2.05%, 3/1/2025	300,000	315,285
Arrow Electronics, Inc.
4.00%, 4/1/2025	400,000	434,997
Avnet, Inc.
4.63%, 4/15/2026	175,000	197,954
Keysight Technologies, Inc.
4.60%, 4/6/2027	200,000	238,117
Trimble, Inc.
4.90%, 6/15/2028	250,000	298,094
Tyco Electronics Group SA
3.70%, 2/15/2026	200,000	225,403
3.13%, 8/15/2027	200,000	225,845

		2,150,042

Energy Equipment & Services - 0.1%
Helmerich & Payne, Inc.
4.65%, 3/15/2025	200,000	223,580

Entertainment - 0.2%
Activision Blizzard, Inc.
3.40%, 9/15/2026	300,000	338,591
3.40%, 6/15/2027	200,000	225,883
Electronic Arts, Inc.
4.80%, 3/1/2026	100,000	117,883

		682,357

Equity Real Estate Investment Trusts (REITs) - 5.3%
Alexandria Real Estate Equities, Inc.
2.75%, 12/15/2029	100,000	107,489
4.70%, 7/1/2030	100,000	122,522
American Tower Corp.
5.00%, 2/15/2024	250,000	281,740
3.38%, 10/15/2026	1,200,000	1,335,472
3.80%, 8/15/2029	338,000	383,997
AvalonBay Communities, Inc.
3.45%, 6/1/2025	200,000	221,893
3.50%, 11/15/2025	150,000	168,136
Boston Properties LP
4.50%, 12/1/2028	100,000	118,641
2.90%, 3/15/2030	255,000	270,335
Brandywine Operating Partnership LP
4.10%, 10/1/2024	250,000	267,925
3.95%, 11/15/2027	100,000	107,830
Brixmor Operating Partnership LP
4.13%, 5/15/2029	300,000	343,628
CubeSmart LP
4.00%, 11/15/2025	250,000	282,486
3.00%, 2/15/2030	200,000	214,663
CyrusOne LP
2.90%, 11/15/2024	200,000	213,513
Duke Realty LP
3.25%, 6/30/2026	250,000	278,789
Equinix, Inc.
5.38%, 5/15/2027	375,000	407,111
3.20%, 11/18/2029	10,000	10,819
2.15%, 7/15/2030	250,000	249,631
ERP Operating LP
3.25%, 8/1/2027	45,000	50,370

Investments	Principal Amount ($)	Value ($)
Essex Portfolio LP
3.88%, 5/1/2024	200,000	219,140
GLP Capital LP
5.38%, 11/1/2023	555,000	608,860
5.25%, 6/1/2025	200,000	226,860
5.38%, 4/15/2026	300,000	344,182
Highwoods Realty LP
4.13%, 3/15/2028	200,000	223,718
4.20%, 4/15/2029	100,000	113,170
Host Hotels & Resorts LP
Series E, 4.00%, 6/15/2025	250,000	269,735
Hudson Pacific Properties LP
3.25%, 1/15/2030	100,000	105,646
Kilroy Realty LP
4.38%, 10/1/2025	400,000	448,249
4.25%, 8/15/2029	100,000	114,706
Kite Realty Group LP
4.00%, 10/1/2026	100,000	106,358
LifeStorage LP
3.50%, 7/1/2026	200,000	224,606
Mid-America Apartments LP
3.95%, 3/15/2029	50,000	58,016
2.75%, 3/15/2030	250,000	267,696
National Retail Properties, Inc.
3.90%, 6/15/2024	500,000	544,458
3.50%, 10/15/2027	150,000	166,746
Omega Healthcare Investors, Inc.
4.38%, 8/1/2023	250,000	270,913
4.95%, 4/1/2024	10,000	10,978
5.25%, 1/15/2026	300,000	343,804
4.50%, 4/1/2027	150,000	168,842
3.63%, 10/1/2029	150,000	160,057
Physicians Realty LP
4.30%, 3/15/2027	200,000	223,004
Public Storage
3.09%, 9/15/2027	200,000	224,616
Realty Income Corp.
4.13%, 10/15/2026	300,000	350,601
Regency Centers LP
3.60%, 2/1/2027	150,000	166,518
Sabra Health Care LP
5.13%, 8/15/2026	200,000	226,595
Simon Property Group LP
3.38%, 10/1/2024	600,000	651,681
SITE Centers Corp.
3.63%, 2/1/2025	129,000	135,588
Spirit Realty LP
4.45%, 9/15/2026	200,000	226,606
STORE Capital Corp.
4.50%, 3/15/2028	250,000	283,258
Ventas Realty LP
3.50%, 2/1/2025	50,000	54,917
VEREIT Operating Partnership LP
4.63%, 11/1/2025	200,000	230,947
Welltower, Inc.
4.25%, 4/1/2026	550,000	637,148

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Weyerhaeuser Co.
4.00%, 4/15/2030	250,000	291,406
WP Carey, Inc.
4.60%, 4/1/2024	195,000	215,690
4.00%, 2/1/2025	150,000	166,533

		14,518,838

Food & Staples Retailing - 1.0%
Costco Wholesale Corp.
2.75%, 5/18/2024	300,000	322,684
3.00%, 5/18/2027	375,000	419,330
1.38%, 6/20/2027	300,000	307,446
Walmart, Inc.
2.85%, 7/8/2024	200,000	216,314
3.05%, 7/8/2026	300,000	335,413
3.70%, 6/26/2028	900,000	1,047,839
3.25%, 7/8/2029	42,000	48,065

		2,697,091

Food Products - 2.2%
Bunge Ltd. Finance Corp.
3.75%, 9/25/2027	200,000	228,283
Campbell Soup Co.
3.95%, 3/15/2025	200,000	224,818
4.15%, 3/15/2028	250,000	292,497
Flowers Foods, Inc.
3.50%, 10/1/2026	250,000	277,842
General Mills, Inc.
4.00%, 4/17/2025	250,000	281,671
4.20%, 4/17/2028	200,000	236,425
2.88%, 4/15/2030	300,000	326,230
J M Smucker Co. (The)
3.38%, 12/15/2027	300,000	335,061
Kellogg Co.
3.40%, 11/15/2027	500,000	565,497
McCormick & Co., Inc.
3.15%, 8/15/2024	200,000	216,945
3.40%, 8/15/2027	200,000	226,798
Mondelez International, Inc.
2.13%, 4/13/2023	170,000	176,158
4.00%, 2/1/2024	25,000	27,322
1.50%, 5/4/2025	400,000	413,235
2.75%, 4/13/2030	200,000	216,162
Unilever Capital Corp.
2.60%, 5/5/2024	1,200,000	1,280,892
2.90%, 5/5/2027	200,000	221,412
3.50%, 3/22/2028	350,000	402,361

		5,949,609

Gas Utilities - 0.3%
Eastern Energy Gas Holdings LLC
Series A, 2.50%, 11/15/2024	60,000	63,933
3.60%, 12/15/2024	80,000	88,218
National Fuel Gas Co.
5.20%, 7/15/2025	200,000	226,785
5.50%, 1/15/2026	275,000	319,686

		698,622

Investments	Principal Amount ($)	Value ($)
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.
2.60%, 8/15/2026	200,000	217,213
Becton Dickinson and Co.
3.73%, 12/15/2024	400,000	442,417
3.70%, 6/6/2027	200,000	229,010
DH Europe Finance II Sarl
2.20%, 11/15/2024	250,000	264,995
Stryker Corp.
3.50%, 3/15/2026	200,000	225,178
1.95%, 6/15/2030	100,000	101,140
Zimmer Biomet Holdings, Inc.
3.55%, 3/20/2030	63,000	70,657

		1,550,610

Health Care Providers & Services - 1.6%
AmerisourceBergen Corp.
3.40%, 5/15/2024	250,000	271,278
3.45%, 12/15/2027	200,000	226,810
CVS Health Corp.
4.30%, 3/25/2028	409,000	480,338
HCA, Inc.
5.25%, 6/15/2026	250,000	295,564
4.50%, 2/15/2027	67,000	77,764
4.13%, 6/15/2029	250,000	288,186
Humana, Inc.
3.95%, 3/15/2027	300,000	346,588
McKesson Corp.
3.80%, 3/15/2024	250,000	273,405
Quest Diagnostics, Inc.
2.95%, 6/30/2030	200,000	220,042
UnitedHealth Group, Inc.
3.45%, 1/15/2027	1,000,000	1,134,450
2.95%, 10/15/2027	250,000	278,041
3.88%, 12/15/2028	55,000	65,008
2.00%, 5/15/2030	290,000	299,452

		4,256,926

Hotels, Restaurants & Leisure - 0.4%
Hyatt Hotels Corp.
4.85%, 3/15/2026	200,000	222,384
Marriott International, Inc.
3.60%, 4/15/2024	150,000	160,002
Series EE, 5.75%, 5/1/2025	110,000	127,653
Series R, 3.13%, 6/15/2026	400,000	422,562
McDonald’s Corp.
3.80%, 4/1/2028	150,000	173,460
2.63%, 9/1/2029	100,000	107,433

		1,213,494

Household Durables - 0.9%
DR Horton, Inc.
4.38%, 9/15/2022	200,000	210,671
2.50%, 10/15/2024	200,000	212,672
Lennar Corp.
4.75%, 11/29/2027	1,000,000	1,183,090
PulteGroup, Inc.
5.50%, 3/1/2026	500,000	597,237

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Whirlpool Corp.
4.75%, 2/26/2029	200,000	241,929

		2,445,599

Household Products - 0.9%
Church & Dwight Co., Inc.
2.88%, 10/1/2022	500,000	520,482
Clorox Co. (The)
3.10%, 10/1/2027	200,000	225,480
3.90%, 5/15/2028	250,000	290,311
Colgate-Palmolive Co.
3.25%, 3/15/2024	250,000	272,403
Kimberly-Clark Corp.
2.75%, 2/15/2026	200,000	220,631
Procter & Gamble Co. (The)
3.10%, 8/15/2023	150,000	160,748
2.80%, 3/25/2027	185,000	204,951
3.00%, 3/25/2030	400,000	452,735

		2,347,741

Industrial Conglomerates - 1.2%
3M Co.
2.00%, 6/26/2022	200,000	205,027
2.25%, 3/15/2023	570,000	594,373
2.88%, 10/15/2027	200,000	222,236
3.38%, 3/1/2029	200,000	228,002
Carlisle Cos., Inc.
3.75%, 12/1/2027	200,000	228,017
Honeywell International, Inc.
1.35%, 6/1/2025	250,000	257,536
2.50%, 11/1/2026	300,000	328,562
2.70%, 8/15/2029	100,000	109,878
Roper Technologies, Inc.
3.65%, 9/15/2023	540,000	584,079
3.80%, 12/15/2026	200,000	229,502
Trane Technologies Luxembourg Finance SA
3.50%, 3/21/2026	250,000	280,118

		3,267,330

Insurance - 3.4%
Aflac, Inc.
2.88%, 10/15/2026	100,000	110,049
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025	200,000	216,539
Allstate Corp. (The)
Series B, 5.75%, 8/15/2053(a)	400,000	431,937
American Financial Group, Inc.
3.50%, 8/15/2026	200,000	220,639
American International Group, Inc.
4.88%, 6/1/2022	400,000	423,138
3.90%, 4/1/2026	100,000	113,232
Series A-9, 5.75%, 4/1/2048(a)	200,000	230,000
Aon Corp.
2.80%, 5/15/2030	250,000	269,270
Aon plc
3.88%, 12/15/2025	400,000	452,933
Assurant, Inc.
3.70%, 2/22/2030	100,000	111,682

Investments	Principal Amount ($)	Value ($)
Athene Holding Ltd.
4.13%, 1/12/2028	300,000	335,201
Brighthouse Financial, Inc.
3.70%, 6/22/2027	200,000	220,419
Brown & Brown, Inc.
4.20%, 9/15/2024	200,000	223,960
Chubb INA Holdings, Inc.
3.15%, 3/15/2025	270,000	296,269
CNA Financial Corp.
3.45%, 8/15/2027	275,000	311,634
Enstar Group Ltd.
4.50%, 3/10/2022	200,000	207,518
Fairfax Financial Holdings Ltd.
4.85%, 4/17/2028	250,000	280,404
Fidelity National Financial, Inc.
5.50%, 9/1/2022	68,000	73,126
First American Financial Corp.
4.60%, 11/15/2024	200,000	221,403
Globe Life, Inc.
4.55%, 9/15/2028	150,000	179,559
Hanover Insurance Group, Inc. (The)
2.50%, 9/1/2030	250,000	260,803
Kemper Corp.
2.40%, 9/30/2030	200,000	202,508
Lincoln National Corp.
3.80%, 3/1/2028	100,000	115,048
Manulife Financial Corp.
4.15%, 3/4/2026	200,000	232,290
Markel Corp.
3.63%, 3/30/2023	150,000	159,626
Marsh & McLennan Cos., Inc.
3.50%, 6/3/2024	16,000	17,441
3.50%, 3/10/2025	75,000	82,761
3.75%, 3/14/2026	75,000	84,893
4.38%, 3/15/2029	200,000	239,996
MetLife, Inc.
3.05%, 12/15/2022(b)	250,000	262,520
Old Republic International Corp.
4.88%, 10/1/2024	200,000	228,270
Progressive Corp. (The)
2.45%, 1/15/2027	200,000	217,372
3.20%, 3/26/2030	100,000	113,702
Prudential Financial, Inc.
1.50%, 3/10/2026	30,000	30,984
2.10%, 3/10/2030	300,000	314,261
5.63%, 6/15/2043(a)	150,000	161,454
5.20%, 3/15/2044(a)	10,000	10,715
5.38%, 5/15/2045(a)	500,000	552,173
5.70%, 9/15/2048(a)	500,000	581,703
RenaissanceRe Finance, Inc.
3.45%, 7/1/2027	100,000	111,762
Trinity Acquisition plc
4.40%, 3/15/2026	200,000	231,550
Willis North America, Inc.
3.60%, 5/15/2024	150,000	163,746

		9,304,490

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Interactive Media & Services - 0.6%
Alphabet, Inc.
2.00%, 8/15/2026	147,000	156,437
0.80%, 8/15/2027	85,000	84,269
Baidu, Inc.
4.38%, 5/14/2024	300,000	330,785
3.63%, 7/6/2027	200,000	220,577
4.38%, 3/29/2028	500,000	574,259
Weibo Corp.
3.50%, 7/5/2024	200,000	210,184

		1,576,511

Internet & Direct Marketing Retail - 1.6%
Alibaba Group Holding Ltd.
3.60%, 11/28/2024	1,200,000	1,311,449
3.40%, 12/6/2027	300,000	333,098
Amazon.com, Inc.
3.15%, 8/22/2027	300,000	339,326
Booking Holdings, Inc.
3.60%, 6/1/2026	640,000	720,151
4.50%, 4/13/2027	750,000	889,455
eBay, Inc.
2.75%, 1/30/2023	200,000	208,607
3.45%, 8/1/2024	120,000	130,691
3.60%, 6/5/2027	200,000	226,875
Expedia Group, Inc.
4.50%, 8/15/2024	200,000	218,224

		4,377,876

IT Services - 2.0%
Automatic Data Processing, Inc.
1.25%, 9/1/2030	200,000	193,846
Broadridge Financial Solutions, Inc.
3.40%, 6/27/2026	200,000	224,499
International Business Machines Corp.
3.50%, 5/15/2029	100,000	113,734
1.95%, 5/15/2030	250,000	254,052
Mastercard, Inc.
2.00%, 3/3/2025	950,000	1,001,913
2.95%, 11/21/2026	300,000	333,037
2.95%, 6/1/2029	150,000	166,452
PayPal Holdings, Inc.
2.65%, 10/1/2026	100,000	108,979
2.85%, 10/1/2029	200,000	218,166
2.30%, 6/1/2030	250,000	262,631
Visa, Inc.
2.80%, 12/14/2022	1,100,000	1,148,145
3.15%, 12/14/2025	650,000	723,607
1.90%, 4/15/2027	275,000	289,530
Western Union Co. (The)
2.85%, 1/10/2025	350,000	375,134

		5,413,725

Leisure Products - 0.1%
Hasbro, Inc.
3.55%, 11/19/2026	200,000	222,069

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.
3.88%, 7/15/2023	200,000	215,315

Investments	Principal Amount ($)	Value ($)
Thermo Fisher Scientific, Inc.
2.95%, 9/19/2026	590,000	650,350
3.20%, 8/15/2027	500,000	558,558

		1,424,223

Machinery - 0.8%
Cummins, Inc.
3.65%, 10/1/2023	100,000	107,921
1.50%, 9/1/2030	150,000	147,161
Dover Corp.
3.15%, 11/15/2025	200,000	220,380
Flowserve Corp.
4.00%, 11/15/2023	84,000	88,924
Fortive Corp.
3.15%, 6/15/2026	100,000	110,868
Illinois Tool Works, Inc.
2.65%, 11/15/2026	200,000	219,740
nVent Finance Sarl
4.55%, 4/15/2028	100,000	107,486
Otis Worldwide Corp.
2.06%, 4/5/2025	300,000	316,206
2.29%, 4/5/2027	200,000	213,460
2.57%, 2/15/2030	200,000	211,479
Parker-Hannifin Corp.
3.25%, 6/14/2029	45,000	50,172
Stanley Black & Decker, Inc.
4.00%, 3/15/2060(a)	300,000	318,398
Westinghouse Air Brake Technologies Corp.
4.95%, 9/15/2028(b)	150,000	177,825

		2,290,020

Media - 0.8%
Charter Communications Operating LLC
4.91%, 7/23/2025	500,000	576,429
4.20%, 3/15/2028	500,000	567,952
Comcast Corp.
4.15%, 10/15/2028	350,000	414,916
4.25%, 10/15/2030	250,000	301,172
Discovery Communications LLC
3.95%, 3/20/2028	95,000	108,236
Fox Corp.
4.71%, 1/25/2029	100,000	119,948

		2,088,653

Metals & Mining - 0.9%
BHP Billiton Finance USA Ltd.
3.85%, 9/30/2023	300,000	327,082
Kinross Gold Corp.
5.95%, 3/15/2024	150,000	171,586
Rio Tinto Finance USA Ltd.
3.75%, 6/15/2025	650,000	729,196
7.13%, 7/15/2028	200,000	278,144
Steel Dynamics, Inc.
2.80%, 12/15/2024	300,000	322,404
Vale Overseas Ltd.
6.25%, 8/10/2026	379,000	465,696
3.75%, 7/8/2030	250,000	274,338

		2,568,446

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Multiline Retail - 0.4%
Dollar General Corp.
3.88%, 4/15/2027	400,000	461,397
Dollar Tree, Inc.
4.00%, 5/15/2025	130,000	146,343
4.20%, 5/15/2028	500,000	586,749

		1,194,489

Multi-Utilities - 2.1%
Ameren Corp.
2.50%, 9/15/2024	700,000	746,313
Berkshire Hathaway Energy Co.
3.75%, 11/15/2023	100,000	108,389
4.05%, 4/15/2025(c)	1,100,000	1,241,235
3.25%, 4/15/2028	100,000	113,595
Black Hills Corp.
3.15%, 1/15/2027	200,000	220,436
CMS Energy Corp.
3.45%, 8/15/2027	200,000	227,367
Consolidated Edison Co. of New York, Inc.
Series B, 3.13%, 11/15/2027	300,000	334,675
Dominion Energy, Inc.
3.07%, 8/15/2024(b)	700,000	760,561
Series A, 3.30%, 3/15/2025	250,000	274,184
5.75%, 10/1/2054(a)	200,000	219,351
DTE Energy Co.
Series C, 2.53%, 10/1/2024(b)	2,000	2,128
2.85%, 10/1/2026	200,000	218,750
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	200,000	207,624
2.88%, 6/15/2024	400,000	429,380
Sempra Energy
3.55%, 6/15/2024	200,000	217,145
3.25%, 6/15/2027	200,000	222,199
3.40%, 2/1/2028	97,000	108,717

		5,652,049

Oil, Gas & Consumable Fuels - 4.3%
Boardwalk Pipelines LP
5.95%, 6/1/2026	200,000	239,193
Canadian Natural Resources Ltd.
3.85%, 6/1/2027	400,000	450,473
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	200,000	231,781
5.13%, 6/30/2027	500,000	593,121
Columbia Pipeline Group, Inc.
4.50%, 6/1/2025	150,000	172,120
Concho Resources, Inc.
4.30%, 8/15/2028	250,000	291,895
Enable Midstream Partners LP
4.95%, 5/15/2028	250,000	263,659
Enbridge, Inc. 4.00%, 10/1/2023	200,000	216,628
3.70%, 7/15/2027	200,000	228,001
3.13%, 11/15/2029	200,000	216,386
5.50%, 7/15/2077(a)	250,000	255,275

Investments	Principal Amount ($)	Value ($)
Energy Transfer Operating LP
5.88%, 1/15/2024	500,000	559,853
4.05%, 3/15/2025	20,000	21,817
4.75%, 1/15/2026	300,000	338,190
5.50%, 6/1/2027	200,000	236,421
Enterprise Products Operating LLC
3.75%, 2/15/2025	700,000	777,515
4.15%, 10/16/2028	350,000	409,027
HollyFrontier Corp.
5.88%, 4/1/2026	200,000	226,587
Kinder Morgan, Inc.
4.30%, 3/1/2028	200,000	231,662
Magellan Midstream Partners LP
5.00%, 3/1/2026	250,000	296,493
ONEOK Partners LP
4.90%, 3/15/2025	400,000	453,372
Phillips 66 Partners LP
3.55%, 10/1/2026	200,000	217,811
Plains All American Pipeline LP
4.65%, 10/15/2025	150,000	167,885
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	700,000	816,611
5.88%, 6/30/2026	125,000	151,304
4.20%, 3/15/2028	120,000	136,159
4.50%, 5/15/2030(c)	250,000	291,232
Spectra Energy Partners LP
4.75%, 3/15/2024	1,140,000	1,272,547
TC PipeLines LP
4.38%, 3/13/2025	100,000	112,195
TransCanada PipeLines Ltd.
4.25%, 5/15/2028	200,000	233,692
Transcanada Trust
Series 16-A, 5.87%, 8/15/2076(a)	300,000	334,068
5.30%, 3/15/2077(a)	600,000	636,000
5.50%, 9/15/2079(a)	500,000	550,625
Valero Energy Partners LP
4.50%, 3/15/2028	200,000	228,736

		11,858,334

Pharmaceuticals - 2.5%
Bristol-Myers Squibb Co.
3.63%, 5/15/2024	300,000	328,921
3.40%, 7/26/2029	250,000	285,372
Eli Lilly and Co.
3.38%, 3/15/2029	200,000	229,615
Johnson & Johnson
2.45%, 3/1/2026	500,000	541,901
2.95%, 3/3/2027	650,000	724,361
Merck & Co., Inc.
2.35%, 2/10/2022	350,000	357,553
2.80%, 5/18/2023	200,000	211,497
2.75%, 2/10/2025	530,000	572,614
0.75%, 2/24/2026	5,000	4,997
Novartis Capital Corp.
2.40%, 9/21/2022	200,000	207,424
3.40%, 5/6/2024	403,000	442,111
1.75%, 2/14/2025	350,000	365,764

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
3.00%, 11/20/2025	700,000	772,377
2.20%, 8/14/2030	200,000	212,307
Pfizer, Inc.
1.70%, 5/28/2030	200,000	202,431
Royalty Pharma plc
2.20%, 9/2/2030(c)	400,000	404,011
Zoetis, Inc.
3.25%, 2/1/2023	650,000	682,746
3.00%, 9/12/2027	145,000	161,629

		6,707,631

Professional Services - 0.4%
Equifax, Inc.
2.60%, 12/1/2024	200,000	213,467
IHS Markit Ltd.
4.75%, 8/1/2028	500,000	602,213
Verisk Analytics, Inc.
4.00%, 6/15/2025	250,000	281,801

		1,097,481

Real Estate Management & Development - 0.1%
CBRE Services, Inc.
4.88%, 3/1/2026	200,000	236,561

Road & Rail – 1.1%
Burlington Northern Santa Fe LLC
3.85%, 9/1/2023	500,000	540,944
3.25%, 6/15/2027	224,000	253,503
Canadian National Railway Co.
2.95%, 11/21/2024	250,000	270,958
Canadian Pacific Railway Co.
3.70%, 2/1/2026	20,000	22,492
CSX Corp.
3.25%, 6/1/2027	100,000	112,101
4.25%, 3/15/2029	200,000	238,159
JB Hunt Transport Services, Inc.
3.88%, 3/1/2026	300,000	343,117
Norfolk Southern Corp.
3.15%, 6/1/2027	200,000	222,209
Union Pacific Corp.
3.00%, 4/15/2027	300,000	332,501
3.95%, 9/10/2028	550,000	640,945

		2,976,929

Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.
3.50%, 12/5/2026	405,000	457,933
Broadcom Corp.
3.13%, 1/15/2025	30,000	32,394
3.88%, 1/15/2027	300,000	335,063
Broadcom, Inc.
4.11%, 9/15/2028	500,000	565,104
4.75%, 4/15/2029	110,000	128,540
5.00%, 4/15/2030	300,000	357,628
4.15%, 11/15/2030	350,000	396,747
Intel Corp.
3.90%, 3/25/2030	300,000	355,594
KLA Corp.
4.65%, 11/1/2024	200,000	226,724

Investments	Principal Amount ($)	Value ($)
Maxim Integrated Products, Inc.
3.45%, 6/15/2027	200,000	225,425
Micron Technology, Inc.
2.50%, 4/24/2023	250,000	261,023
4.19%, 2/15/2027	500,000	581,206
4.66%, 2/15/2030	200,000	241,306
NVIDIA Corp.
3.20%, 9/16/2026	300,000	336,975
QUALCOMM, Inc.
3.25%, 5/20/2027	200,000	226,282
Texas Instruments, Inc.
1.38%, 3/12/2025	200,000	206,154
2.90%, 11/3/2027	250,000	278,810

		5,212,908

Software - 1.7%
Adobe, Inc.
3.25%, 2/1/2025	250,000	274,520
2.30%, 2/1/2030	250,000	264,428
Autodesk, Inc.
3.50%, 6/15/2027	200,000	226,248
CA, Inc.
4.70%, 3/15/2027	200,000	229,413
Citrix Systems, Inc.
4.50%, 12/1/2027	200,000	233,914
Intuit, Inc.
1.35%, 7/15/2027	300,000	304,674
Microsoft Corp.
2.38%, 2/12/2022	640,000	653,382
3.63%, 12/15/2023	275,000	299,351
2.70%, 2/12/2025	640,000	691,767
2.40%, 8/8/2026	100,000	108,389
3.30%, 2/6/2027	615,000	698,733
Oracle Corp.
2.65%, 7/15/2026	400,000	434,345
3.25%, 11/15/2027	300,000	338,972

		4,758,136

Specialty Retail - 1.9%
AutoZone, Inc.
3.25%, 4/15/2025	540,000	589,871
3.13%, 4/21/2026	125,000	137,636
3.75%, 6/1/2027	250,000	286,317
Home Depot, Inc. (The)
2.63%, 6/1/2022	595,000	612,728
3.35%, 9/15/2025	203,000	227,387
3.00%, 4/1/2026	330,000	366,161
2.50%, 4/15/2027	200,000	217,417
2.80%, 9/14/2027	450,000	499,347
3.90%, 12/6/2028	60,000	71,015
Lowe’s Cos., Inc.
4.00%, 4/15/2025	300,000	338,981
3.38%, 9/15/2025	600,000	668,998
3.10%, 5/3/2027	500,000	558,341
O’Reilly Automotive, Inc.
3.55%, 3/15/2026	300,000	337,001
3.60%, 9/1/2027	200,000	227,865

		5,139,065

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.
2.40%, 5/3/2023	2,200,000	2,304,897
3.45%, 5/6/2024	765,000	840,015
3.20%, 5/13/2025	300,000	332,792
3.25%, 2/23/2026	518,000	578,071
2.05%, 9/11/2026	250,000	265,483
3.35%, 2/9/2027	80,000	90,375
3.20%, 5/11/2027	625,000	704,168
2.90%, 9/12/2027	500,000	556,674
3.00%, 11/13/2027	1,500,000	1,683,324
Dell International LLC
5.30%, 10/1/2029(c)	250,000	300,909
HP, Inc.
4.05%, 9/15/2022	200,000	211,487
3.00%, 6/17/2027	400,000	438,852
NetApp, Inc.
1.88%, 6/22/2025	200,000	208,022

		8,515,069

Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc.
2.38%, 11/1/2026	485,000	526,155
Tapestry, Inc.
4.13%, 7/15/2027	500,000	539,299

		1,065,454

Tobacco - 2.1%
Altria Group, Inc.
2.85%, 8/9/2022	160,000	165,941
4.00%, 1/31/2024	100,000	110,029
4.40%, 2/14/2026	500,000	576,001
2.63%, 9/16/2026	160,000	172,667
4.80%, 2/14/2029	300,000	356,328
3.40%, 5/6/2030	300,000	329,539
BAT Capital Corp.
3.22%, 8/15/2024	500,000	539,708
3.22%, 9/6/2026	400,000	436,604
3.56%, 8/15/2027	400,000	444,459
4.91%, 4/2/2030	265,000	313,557
Philip Morris International, Inc.
2.88%, 5/1/2024	500,000	536,731
1.50%, 5/1/2025	473,000	488,080
2.75%, 2/25/2026	500,000	542,690
0.88%, 5/1/2026	500,000	497,925
Reynolds American, Inc.
4.45%, 6/12/2025	200,000	226,354

		5,736,613

Investments	Principal Amount ($)	Value ($)
Trading Companies & Distributors - 0.6%
Air Lease Corp.
3.00%, 9/15/2023	405,000	426,254
3.75%, 6/1/2026	150,000	164,934
Aircastle Ltd.
4.40%, 9/25/2023	750,000	804,612
4.25%, 6/15/2026	200,000	214,719

		1,610,519

Water Utilities - 0.2%
American Water Capital Corp.
2.95%, 9/1/2027	200,000	222,516
3.75%, 9/1/2028	200,000	233,728

		456,244

Wireless Telecommunication Services - 0.2%
T-Mobile USA, Inc.
3.75%, 4/15/2027(c)	364,000	409,431
3.88%, 4/15/2030(c)	150,000	169,891

		579,322

TOTAL CORPORATE BONDS (Cost $261,795,587)		270,261,877

Total Investments - 99.0% (Cost $261,795,587)		270,261,877
Other assets less liabilities - 1.0%		2,716,414

Net Assets - 100.0%		272,978,291

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(b)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of January 31, 2021.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

January 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 99.0%

Aerospace & Defense - 1.5%
Boeing Co. (The)
5.81%, 5/1/2050	150,000	197,536
L3Harris Technologies, Inc.
5.05%, 4/27/2045	20,000	27,119
Lockheed Martin Corp.
4.09%, 9/15/2052	225,000	287,453
Northrop Grumman Corp.
4.75%, 6/1/2043	135,000	175,792
Precision Castparts Corp.
3.90%, 1/15/2043	100,000	114,789

		802,689

Air Freight & Logistics - 0.5%
FedEx Corp.
5.25%, 5/15/2050	100,000	134,542
United Parcel Service, Inc.
5.30%, 4/1/2050	100,000	144,697

		279,239

Auto Components - 0.4%
Aptiv plc
5.40%, 3/15/2049	50,000	62,972
BorgWarner, Inc.
4.38%, 3/15/2045	50,000	56,883
Lear Corp.
5.25%, 5/15/2049	75,000	90,548

		210,403

Automobiles - 0.4%
General Motors Co.
6.25%, 10/2/2043	100,000	135,181
5.95%, 4/1/2049	50,000	67,973

		203,154

Banks - 7.3%
Bank of America Corp.
4.24%, 4/24/2038(a)	230,000	277,911
5.00%, 1/21/2044	90,000	122,293
Citigroup, Inc.
8.13%, 7/15/2039	22,000	38,399
5.88%, 1/30/2042	135,000	198,420
4.75%, 5/18/2046	335,000	432,904
4.65%, 7/23/2048	245,000	322,564
Fifth Third Bancorp
8.25%, 3/1/2038	125,000	212,640
HSBC Holdings plc
6.50%, 5/2/2036	300,000	426,119
JPMorgan Chase & Co.
6.40%, 5/15/2038	35,000	52,978
2.53%, 11/19/2041(a)	65,000	64,354
4.95%, 6/1/2045	150,000	204,644
Lloyds Banking Group plc
4.34%, 1/9/2048	200,000	238,111

Investments	Principal Amount ($)	Value ($)
Regions Financial Corp.
7.38%, 12/10/2037	100,000	151,793
Wachovia Corp.
5.50%, 8/1/2035	600,000	785,231
Wells Fargo & Co.
5.38%, 11/2/2043	265,000	354,049
5.01%, 4/4/2051(a)	100,000	137,507

		4,019,917

Beverages - 2.2%
Anheuser-Busch Cos. LLC
4.90%, 2/1/2046	50,000	62,523
Anheuser-Busch InBev Worldwide, Inc.
5.45%, 1/23/2039	250,000	328,044
4.35%, 6/1/2040	180,000	215,374
5.55%, 1/23/2049	50,000	68,228
5.80%, 1/23/2059	50,000	72,735
Brown-Forman Corp.
4.50%, 7/15/2045	50,000	66,032
Coca-Cola Femsa SAB de CV
5.25%, 11/26/2043	150,000	206,243
Constellation Brands, Inc.
5.25%, 11/15/2048	75,000	102,957
Molson Coors Beverage Co.
5.00%, 5/1/2042	50,000	61,048

		1,183,184

Biotechnology - 4.9%
AbbVie, Inc.
4.40%, 11/6/2042	295,000	361,885
4.70%, 5/14/2045	130,000	163,631
4.45%, 5/14/2046	300,000	367,793
Amgen, Inc.
3.15%, 2/21/2040	200,000	211,797
5.15%, 11/15/2041	28,000	37,908
4.40%, 5/1/2045	130,000	163,072
4.56%, 6/15/2048	250,000	323,140
4.66%, 6/15/2051	125,000	165,737
2.77%, 9/1/2053(b)	137,000	131,763
Biogen, Inc.
5.20%, 9/15/2045	200,000	268,105
Gilead Sciences, Inc.
4.80%, 4/1/2044	300,000	384,667
4.75%, 3/1/2046	100,000	128,626

		2,708,124

Building Products - 0.8%
Johnson Controls International plc
6.00%, 1/15/2036	200,000	283,543
Masco Corp.
4.50%, 5/15/2047	50,000	61,738
Owens Corning
4.40%, 1/30/2048	100,000	118,021

		463,302

Capital Markets - 2.4%
Goldman Sachs Group, Inc. (The)
4.02%, 10/31/2038(a)	130,000	153,944

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
4.75%, 10/21/2045	85,000	113,337
Jefferies Group LLC
6.50%, 1/20/2043	200,000	269,872
Legg Mason, Inc.
5.63%, 1/15/2044	75,000	105,321
Moody’s Corp.
5.25%, 7/15/2044	100,000	136,081
4.88%, 12/17/2048	50,000	67,162
Morgan Stanley
6.38%, 7/24/2042	75,000	117,577
4.30%, 1/27/2045	60,000	75,887
Nasdaq, Inc.
3.25%, 4/28/2050	100,000	105,570
Raymond James Financial, Inc.
4.95%, 7/15/2046	45,000	59,546
S&P Global, Inc.
2.30%, 8/15/2060	100,000	89,140

		1,293,437

Chemicals - 1.5%
Ecolab, Inc.
5.50%, 12/8/2041	100,000	139,688
International Flavors & Fragrances, Inc.
5.00%, 9/26/2048	100,000	131,078
LyondellBasell Industries NV
4.63%, 2/26/2055	100,000	118,667
Nutrien Ltd.
6.13%, 1/15/2041	100,000	142,466
Sherwin-Williams Co. (The)
4.50%, 6/1/2047	145,000	185,092
3.30%, 5/15/2050	100,000	108,875

		825,866

Commercial Services & Supplies - 0.3%
Republic Services, Inc.
3.05%, 3/1/2050	150,000	157,501

Communications Equipment - 1.0%
Cisco Systems, Inc.
5.90%, 2/15/2039	285,000	421,367
5.50%, 1/15/2040	100,000	143,349

		564,716

Construction & Engineering - 0.2%
Valmont Industries, Inc.
5.00%, 10/1/2044	100,000	116,109

Construction Materials - 0.3%
Martin Marietta Materials, Inc.
4.25%, 12/15/2047	50,000	59,110
Vulcan Materials Co.
4.50%, 6/15/2047	100,000	122,808

		181,918

Consumer Finance - 0.3%
Ally Financial, Inc.
8.00%, 11/1/2031	117,000	169,807

Investments	Principal Amount ($)	Value ($)
Containers & Packaging - 0.1%
Sonoco Products Co.
5.75%, 11/1/2040	20,000	26,240

Diversified Financial Services - 0.1%
Voya Financial, Inc.
4.80%, 6/15/2046	50,000	62,597

Diversified Telecommunication Services - 4.5%
AT&T, Inc.
4.50%, 5/15/2035	220,000	261,044
4.50%, 3/9/2048	100,000	114,312
3.80%, 12/1/2057(b)	582,000	577,832
Bell Canada
4.30%, 7/29/2049	25,000	31,071
Bell Canada, Inc.
4.46%, 4/1/2048	50,000	63,267
TELUS Corp.
4.30%, 6/15/2049	50,000	61,245
Verizon Communications, Inc.
4.27%, 1/15/2036	639,000	778,007
4.52%, 9/15/2048	100,000	124,177
4.00%, 3/22/2050	400,000	461,495

		2,472,450

Electric Utilities - 8.2%
AEP Texas, Inc.
Series H, 3.45%, 1/15/2050	180,000	195,361
American Electric Power Co., Inc.
3.25%, 3/1/2050	150,000	153,433
Arizona Public Service Co.
4.35%, 11/15/2045	150,000	187,808
Duke Energy Corp.
3.75%, 9/1/2046	250,000	276,064
Emera US Finance LP
4.75%, 6/15/2046	150,000	185,775
Florida Power & Light Co.
5.65%, 2/1/2037	109,000	150,978
Georgia Power Co.
4.30%, 3/15/2042	200,000	243,505
Series B, 3.70%, 1/30/2050	50,000	56,786
Indiana Michigan Power Co.
6.05%, 3/15/2037	100,000	140,964
Interstate Power and Light Co.
6.25%, 7/15/2039	150,000	216,681
MidAmerican Energy Co.
4.25%, 7/15/2049	200,000	258,441
3.15%, 4/15/2050	100,000	109,969
Ohio Edison Co.
6.88%, 7/15/2036	200,000	272,432
Oklahoma Gas and Electric Co.
4.15%, 4/1/2047	125,000	149,915
Pacific Gas and Electric Co.
4.95%, 7/1/2050	100,000	113,548
PPL Capital Funding, Inc.
5.00%, 3/15/2044	100,000	125,214

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Southern California Edison Co.
4.50%, 9/1/2040	125,000	146,752
4.65%, 10/1/2043	350,000	426,623
Southern Co. (The)
4.40%, 7/1/2046	150,000	180,895
Southwestern Electric Power Co.
Series L, 3.85%, 2/1/2048	100,000	112,321
Southwestern Public Service Co.
4.50%, 8/15/2041	250,000	315,715
Virginia Electric and Power Co.
8.88%, 11/15/2038	200,000	365,561
Wisconsin Public Service Corp.
4.75%, 11/1/2044	100,000	131,963

		4,516,704

Electrical Equipment - 0.1%
Emerson Electric Co.
5.25%, 11/15/2039	50,000	66,579

Electronic Equipment, Instruments & Components - 0.4%
Corning, Inc.
4.75%, 3/15/2042	45,000	56,424
4.38%, 11/15/2057	125,000	147,656

		204,080

Energy Equipment & Services - 0.2%
Halliburton Co.
4.75%, 8/1/2043	100,000	110,319

Entertainment - 0.2%
Activision Blizzard, Inc.
2.50%, 9/15/2050	130,000	119,017

Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.
3.10%, 6/15/2050	150,000	148,249
Crown Castle International Corp.
3.25%, 1/15/2051	200,000	203,443
ERP Operating LP
4.50%, 7/1/2044	20,000	25,837
Federal Realty Investment Trust
4.50%, 12/1/2044	75,000	89,303
Kimco Realty Corp.
3.70%, 10/1/2049	100,000	107,487
Simon Property Group LP
4.25%, 10/1/2044	100,000	114,592
Ventas Realty LP
5.70%, 9/30/2043	50,000	64,296

		753,207

Food & Staples Retailing - 0.9%
Kroger Co. (The)
4.45%, 2/1/2047	45,000	55,494
Walgreens Boots Alliance, Inc.
4.80%, 11/18/2044	150,000	173,689
4.10%, 4/15/2050	100,000	106,480
Walmart, Inc.
4.75%, 10/2/2043	100,000	131,844

		467,507

Investments	Principal Amount ($)	Value ($)
Food Products - 0.6%
Campbell Soup Co.
3.13%, 4/24/2050	100,000	101,998
J M Smucker Co. (The)
3.55%, 3/15/2050	50,000	55,314
Kellogg Co.
Series B, 7.45%, 4/1/2031	95,000	143,393
Mondelez International, Inc.
2.63%, 9/4/2050	50,000	48,242

		348,947

Gas Utilities - 0.7%
Atmos Energy Corp.
5.50%, 6/15/2041	100,000	140,232
4.13%, 10/15/2044	15,000	18,575
4.30%, 10/1/2048	100,000	129,024
Eastern Energy Gas Holdings LLC
4.60%, 12/15/2044	100,000	123,174

		411,005

Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.
3.50%, 8/15/2046	100,000	110,343
Becton Dickinson and Co.
4.67%, 6/6/2047	200,000	257,332
DH Europe Finance II Sarl
3.40%, 11/15/2049	50,000	55,802
Koninklijke Philips NV
5.00%, 3/15/2042	135,000	177,501
Zimmer Biomet Holdings, Inc.
4.45%, 8/15/2045	100,000	118,151

		719,129

Health Care Providers & Services - 2.3%
AmerisourceBergen Corp.
4.30%, 12/15/2047	75,000	90,369
Cardinal Health, Inc.
4.37%, 6/15/2047	150,000	170,005
CVS Health Corp.
5.05%, 3/25/2048	250,000	326,656
HCA, Inc.
5.50%, 6/15/2047	200,000	259,044
Humana, Inc.
4.95%, 10/1/2044	115,000	151,442
McKesson Corp.
4.88%, 3/15/2044	100,000	125,363
UnitedHealth Group, Inc.
3.88%, 8/15/2059	100,000	122,296

		1,245,175

Hotels, Restaurants & Leisure - 0.5%
McDonald’s Corp.
4.45%, 3/1/2047	200,000	249,038

Household Products - 0.4%
Church & Dwight Co., Inc.
3.95%, 8/1/2047	50,000	60,391
Kimberly-Clark Corp.
5.30%, 3/1/2041	100,000	141,579

		201,970

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Independent Power and Renewable Electricity Producers - 0.5%
Exelon Generation Co. LLC
5.60%, 6/15/2042	100,000	114,704
Southern Power Co.
5.15%, 9/15/2041	150,000	186,156

		300,860

Industrial Conglomerates - 1.1%
3M Co.
5.70%, 3/15/2037	150,000	210,179
General Electric Co.
4.35%, 5/1/2050	100,000	115,380
Honeywell International, Inc.
5.70%, 3/15/2036	100,000	140,582
Trane Technologies Global Holding Co. Ltd.
5.75%, 6/15/2043	20,000	28,427
Trane Technologies Luxembourg Finance SA
4.50%, 3/21/2049	100,000	129,107

		623,675

Insurance - 5.4%
Aflac, Inc.
6.45%, 8/15/2040	50,000	71,768
Alleghany Corp.
4.90%, 9/15/2044	75,000	95,452
Allstate Corp. (The)
4.20%, 12/15/2046	150,000	192,012
6.50%, 5/15/2057(a)	15,000	19,864
American Financial Group, Inc.
4.50%, 6/15/2047	75,000	91,143
American International Group, Inc.
3.88%, 1/15/2035	210,000	245,803
Aon plc
4.60%, 6/14/2044	55,000	70,650
4.75%, 5/15/2045	100,000	130,812
Arch Capital Group Ltd.
7.35%, 5/1/2034	150,000	227,222
Berkshire Hathaway Finance Corp.
5.75%, 1/15/2040	65,000	96,674
4.25%, 1/15/2049	150,000	190,713
2.85%, 10/15/2050	50,000	51,370
Brighthouse Financial, Inc.
4.70%, 6/22/2047	50,000	52,839
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/2050	100,000	109,280
Manulife Financial Corp.
5.38%, 3/4/2046	30,000	43,323
Markel Corp.
5.00%, 4/5/2046	150,000	199,866
4.15%, 9/17/2050	50,000	61,012
Marsh & McLennan Cos., Inc.
4.35%, 1/30/2047	20,000	25,523
4.20%, 3/1/2048	50,000	63,011
4.90%, 3/15/2049	165,000	228,367
MetLife, Inc.
6.40%, 12/15/2036	60,000	77,435
4.88%, 11/13/2043	150,000	205,112
Progressive Corp. (The)
4.13%, 4/15/2047	100,000	127,535

Investments	Principal Amount ($)	Value ($)
Prudential Financial, Inc.
3.94%, 12/7/2049	45,000	52,553
W R Berkley Corp.
4.75%, 8/1/2044	100,000	126,519
Willis North America, Inc.
3.88%, 9/15/2049	100,000	117,955

		2,973,813

Interactive Media & Services - 0.1%
Alphabet, Inc.
2.25%, 8/15/2060	75,000	68,135

Internet & Direct Marketing Retail - 1.6%
Alibaba Group Holding Ltd.
4.00%, 12/6/2037	270,000	308,500
4.20%, 12/6/2047	100,000	117,910
4.40%, 12/6/2057	50,000	62,424
Amazon.com, Inc.
4.25%, 8/22/2057	165,000	223,290
2.70%, 6/3/2060	50,000	50,297
eBay, Inc.
4.00%, 7/15/2042	85,000	95,756

		858,177

IT Services - 1.4%
International Business Machines Corp.
4.25%, 5/15/2049	100,000	123,934
Mastercard, Inc.
3.65%, 6/1/2049	200,000	239,278
Visa, Inc.
4.30%, 12/14/2045	170,000	221,011
3.65%, 9/15/2047	150,000	180,299

		764,522

Leisure Products - 0.1%
Hasbro, Inc.
6.35%, 3/15/2040	50,000	65,812

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
4.10%, 8/15/2047	40,000	52,127

Machinery - 0.5%
Dover Corp.
5.38%, 3/1/2041	100,000	129,596
Fortive Corp.
4.30%, 6/15/2046	25,000	30,282
Illinois Tool Works, Inc.
3.90%, 9/1/2042	25,000	30,940
Snap-on, Inc.
3.10%, 5/1/2050	100,000	108,557

		299,375

Media - 4.2%
Charter Communications Operating LLC
5.38%, 4/1/2038	500,000	609,541
6.48%, 10/23/2045	250,000	342,198
3.70%, 4/1/2051	250,000	246,264
Discovery Communications LLC
5.20%, 9/20/2047	100,000	126,828
4.65%, 5/15/2050	125,000	150,281

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Fox Corp.
5.58%, 1/25/2049	150,000	207,456
Interpublic Group of Cos., Inc. (The)
5.40%, 10/1/2048	50,000	66,404
Time Warner Cable LLC
7.30%, 7/1/2038	200,000	290,251
6.75%, 6/15/2039	100,000	139,286
5.88%, 11/15/2040	100,000	130,420

		2,308,929

Metals & Mining - 3.3%
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/2039	250,000	356,671
BHP Billiton Finance USA Ltd.
5.00%, 9/30/2043	245,000	342,221
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040	115,000	161,291
Southern Copper Corp.
5.88%, 4/23/2045	350,000	504,995
Vale Overseas Ltd.
6.88%, 11/21/2036	100,000	143,455
6.88%, 11/10/2039	200,000	290,540

		1,799,173

Multiline Retail - 0.1%
Dollar General Corp.
4.13%, 4/3/2050	50,000	60,505

Multi-Utilities - 3.2%
Ameren Illinois Co.
4.50%, 3/15/2049	200,000	263,442
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	300,000	430,265
4.45%, 1/15/2049	100,000	127,483
4.25%, 10/15/2050(b)	150,000	187,079
Consolidated Edison Co. of New York, Inc.
4.63%, 12/1/2054	200,000	261,172
4.50%, 5/15/2058	130,000	167,319
Southern Co. Gas Capital Corp.
5.88%, 3/15/2041	150,000	214,630
3.95%, 10/1/2046	84,000	95,777

		1,747,167

Oil, Gas & Consumable Fuels - 8.5%
Canadian Natural Resources Ltd.
6.25%, 3/15/2038	45,000	59,246
Columbia Pipeline Group, Inc.
5.80%, 6/1/2045	50,000	67,363
Enbridge Energy Partners LP
5.50%, 9/15/2040	100,000	122,727
Enbridge, Inc.
5.50%, 12/1/2046	125,000	163,832
Energy Transfer Operating LP
6.50%, 2/1/2042	200,000	243,038
6.25%, 4/15/2049	200,000	236,366
Enterprise Products Operating LLC
5.95%, 2/1/2041	280,000	376,617
4.45%, 2/15/2043	300,000	351,578
4.85%, 3/15/2044	230,000	279,453
4.25%, 2/15/2048	85,000	95,692

Investments	Principal Amount ($)	Value ($)
Exxon Mobil Corp.
4.33%, 3/19/2050	50,000	61,606
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	400,000	546,665
5.50%, 3/1/2044	300,000	364,820
Kinder Morgan, Inc.
5.55%, 6/1/2045	125,000	156,659
Magellan Midstream Partners LP
5.15%, 10/15/2043	15,000	18,498
4.20%, 10/3/2047	145,000	159,428
4.85%, 2/1/2049	100,000	121,111
ONEOK Partners LP
6.13%, 2/1/2041	100,000	121,567
ONEOK, Inc.
5.20%, 7/15/2048	100,000	114,077
Phillips 66 Partners LP
4.90%, 10/1/2046	75,000	83,085
Plains All American Pipeline LP
5.15%, 6/1/2042	185,000	198,458
Spectra Energy Partners LP
5.95%, 9/25/2043	100,000	129,893
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	150,000	207,069
7.63%, 1/15/2039	150,000	229,871
Valero Energy Corp.
6.63%, 6/15/2037	100,000	131,333
4.90%, 3/15/2045	50,000	57,900

		4,697,952

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The)
3.70%, 8/15/2042	100,000	110,960

Pharmaceuticals - 2.7%
Eli Lilly and Co.
4.15%, 3/15/2059	145,000	189,939
Johnson & Johnson
5.85%, 7/15/2038	150,000	223,760
3.70%, 3/1/2046	255,000	311,042
Merck & Co., Inc.
3.70%, 2/10/2045	145,000	172,560
Novartis Capital Corp.
4.40%, 5/6/2044	120,000	159,304
Pfizer, Inc.
5.60%, 9/15/2040	100,000	143,720
Zoetis, Inc.
4.45%, 8/20/2048	135,000	176,935
3.00%, 5/15/2050	100,000	105,154

		1,482,414

Professional Services - 0.1%
Verisk Analytics, Inc.
3.63%, 5/15/2050	50,000	55,446

Road & Rail - 3.0%
Burlington Northern Santa Fe LLC
4.90%, 4/1/2044	300,000	410,706
4.15%, 12/15/2048	100,000	126,474

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Canadian National Railway Co.
6.38%, 11/15/2037	100,000	154,054
Canadian Pacific Railway Co.
6.13%, 9/15/2115	150,000	244,043
CSX Corp.
4.50%, 8/1/2054	100,000	128,921
Kansas City Southern
4.30%, 5/15/2043	100,000	117,803
Norfolk Southern Corp.
5.10%, 8/1/2118	50,000	65,681
Union Pacific Corp.
4.10%, 9/15/2067	325,000	392,974

		1,640,656

Semiconductors & Semiconductor Equipment - 1.5%
Broadcom, Inc.
3.50%, 2/15/2041(b)	350,000	353,428
KLA Corp.
3.30%, 3/1/2050	100,000	109,893
NVIDIA Corp.
3.50%, 4/1/2050	200,000	229,698
Texas Instruments, Inc.
4.15%, 5/15/2048	100,000	130,072

		823,091

Software - 3.0%
Microsoft Corp.
3.70%, 8/8/2046	100,000	122,833
3.95%, 8/8/2056	269,000	350,714
2.68%, 6/1/2060	56,000	56,846
Oracle Corp.
6.13%, 7/8/2039	105,000	155,426
4.13%, 5/15/2045	225,000	266,409
3.60%, 4/1/2050	100,000	111,047
4.38%, 5/15/2055	365,000	454,426
3.85%, 4/1/2060	125,000	144,461

		1,662,162

Specialty Retail - 2.5%
Home Depot, Inc. (The)
5.88%, 12/16/2036	350,000	520,861
5.95%, 4/1/2041	150,000	226,823
4.88%, 2/15/2044	150,000	203,710
4.25%, 4/1/2046	100,000	127,017
Lowe’s Cos., Inc.
4.55%, 4/5/2049	250,000	322,555

		1,400,966

Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.
4.38%, 5/13/2045	200,000	261,001
4.65%, 2/23/2046	190,000	257,118
2.95%, 9/11/2049	100,000	106,332
Dell International LLC
8.10%, 7/15/2036(b)	300,000	438,430
Hewlett Packard Enterprise Co.
6.35%, 10/15/2045(c)	200,000	259,460
HP, Inc.
6.00%, 9/15/2041	185,000	236,714

		1,559,055

Investments	Principal Amount ($)	Value ($)
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc.
3.38%, 3/27/2050	100,000	115,280

Tobacco - 5.6%
Altria Group, Inc.
5.80%, 2/14/2039	300,000	389,510
4.25%, 8/9/2042	240,000	262,449
4.50%, 5/2/2043	100,000	112,826
5.38%, 1/31/2044	125,000	156,082
5.95%, 2/14/2049	150,000	203,837
BAT Capital Corp.
4.39%, 8/15/2037	400,000	441,417
4.54%, 8/15/2047	200,000	218,093
4.76%, 9/6/2049	100,000	110,770
Philip Morris International, Inc.
4.13%, 3/4/2043	330,000	386,162
4.25%, 11/10/2044	400,000	480,339
Reynolds American, Inc.
6.15%, 9/15/2043	100,000	128,807
5.85%, 8/15/2045	150,000	189,479

		3,079,771

Trading Companies & Distributors - 0.5%
WW Grainger, Inc.
4.60%, 6/15/2045	200,000	260,702

Water Utilities - 0.6%
American Water Capital Corp.
4.30%, 12/1/2042	50,000	62,851
3.75%, 9/1/2047	150,000	177,819
4.20%, 9/1/2048	70,000	88,726

		329,396

Wireless Telecommunication Services - 0.3%
T-Mobile USA, Inc.
4.50%, 4/15/2050(b)	100,000	118,027
Vodafone Group plc
5.25%, 5/30/2048	50,000	67,001

		185,028

TOTAL CORPORATE BONDS (Cost $52,055,385)		54,478,479

Total Investments - 99.0% (Cost $52,055,385)		54,478,479
Other assets less liabilities - 1.0%		560,130

Net Assets - 100.0%		55,038,609

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of January 31, 2021.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® High Yield Value-Scored Bond Index Fund

January 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 97.8%

Aerospace & Defense - 3.0%
BWX Technologies, Inc. 4.13%, 6/30/2028(a)	200,000	209,625
F-Brasile SpA Series NR, 7.38%, 8/15/2026(a)	320,000	322,400
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/2025(a)	100,000	104,989
Signature Aviation US Holdings, Inc. 5.38%, 5/1/2026(a)	200,000	205,440
4.00%, 3/1/2028(a)	250,000	255,267
Spirit AeroSystems, Inc. 3.95%, 6/15/2023	190,000	188,219
7.50%, 4/15/2025(a)	280,000	300,885
TransDigm UK Holdings plc 6.88%, 5/15/2026	305,000	322,262
TransDigm, Inc. 6.25%, 3/15/2026(a)	805,000	849,996
6.38%, 6/15/2026	415,000	429,266
7.50%, 3/15/2027	315,000	337,582
5.50%, 11/15/2027	1,685,000	1,741,043
4.63%, 1/15/2029(a)	115,000	114,281
Triumph Group, Inc. 5.25%, 6/1/2022	115,000	109,538
6.25%, 9/15/2024(a)	390,000	385,856

		5,876,649

Air Freight & Logistics - 0.2%
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028(a)	100,000	104,188
Western Global Airlines LLC 10.38%, 8/15/2025(a)	265,000	296,137

		400,325

Airlines - 0.5%
Delta Air Lines, Inc. 2.90%, 10/28/2024	220,000	216,221
7.38%, 1/15/2026	440,000	505,528
4.38%, 4/19/2028	220,000	224,923
Hawaiian Brand Intellectual Property Ltd. 5.75%, 1/20/2026(a)	125,000	129,922

		1,076,594

Auto Components - 2.7%
Allison Transmission, Inc. 4.75%, 10/1/2027(a)	100,000	104,780
5.88%, 6/1/2029(a)	295,000	325,572
American Axle & Manufacturing, Inc. 6.88%, 7/1/2028	160,000	168,491
Clarios Global LP 6.25%, 5/15/2026(a)	375,000	399,840
8.50%, 5/15/2027(a)	1,260,000	1,336,419
Dealer Tire LLC 8.00%, 2/1/2028(a)	300,000	319,500

Investments	Principal Amount ($)	Value ($)
Goodyear Tire & Rubber Co. (The) 4.88%, 3/15/2027	275,000	280,933
Icahn Enterprises LP 4.75%, 9/15/2024	405,000	426,957
6.25%, 5/15/2026	305,000	322,973
5.25%, 5/15/2027	680,000	717,400
4.38%, 2/1/2029(a)	485,000	483,182
IHO Verwaltungs GmbH 6.38%, 5/15/2029(a)(b)	200,000	220,712
Patrick Industries, Inc. 7.50%, 10/15/2027(a)	200,000	219,000

		5,325,759

Automobiles - 2.1%
Ford Motor Co. 9.00%, 4/22/2025	925,000	1,126,155
4.35%, 12/8/2026	45,000	48,178
6.63%, 10/1/2028	365,000	425,225
6.38%, 2/1/2029	150,000	167,625
9.63%, 4/22/2030	400,000	567,518
7.45%, 7/16/2031	160,000	204,700
4.75%, 1/15/2043	265,000	267,797
5.29%, 12/8/2046	125,000	131,913
Jaguar Land Rover Automotive plc 7.75%, 10/15/2025(a)	340,000	369,537
Mclaren Finance plc 5.75%, 8/1/2022(a)	200,000	193,500
PM General Purchaser LLC 9.50%, 10/1/2028(a)	395,000	434,460
Winnebago Industries, Inc. 6.25%, 7/15/2028(a)	100,000	107,938

		4,044,546

Banks - 1.4%
UniCredit SpA 7.30%, 4/2/2034(a)(c)	800,000	950,000
5.46%, 6/30/2035(a)(c)	1,595,000	1,716,061

		2,666,061

Beverages - 0.1%
Primo Water Holdings, Inc. 5.50%, 4/1/2025(a)	280,000	288,837

Biotechnology - 0.1%
Horizon Therapeutics USA, Inc. 5.50%, 8/1/2027(a)	220,000	234,672

Building Products - 0.8%
Associated Materials LLC 9.00%, 9/1/2025(a)	100,000	106,750
CP Atlas Buyer, Inc. 7.00%, 12/1/2028(a)	210,000	215,514
Griffon Corp. 5.75%, 3/1/2028	380,000	402,325
PGT Innovations, Inc. 6.75%, 8/1/2026(a)	130,000	137,858

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
SRM Escrow Issuer LLC 6.00%, 11/1/2028(a)	525,000	552,654
Standard Industries, Inc. 3.38%, 1/15/2031(a)	220,000	217,525

		1,632,626

Capital Markets - 0.8%
Advisor Group Holdings, Inc. 10.75%, 8/1/2027(a)	230,000	255,975
AG Issuer LLC 6.25%, 3/1/2028(a)	250,000	261,848
FS Energy & Power Fund 7.50%, 8/15/2023(a)	310,000	310,033
LPL Holdings, Inc. 5.75%, 9/15/2025(a)	130,000	134,599
Nomura Holdings, Inc. 2.65%, 1/16/2025	575,000	612,165

		1,574,620

Chemicals - 2.3%
Ashland LLC 6.88%, 5/15/2043	45,000	60,268
CF Industries, Inc. 5.38%, 3/15/2044	70,000	88,681
Chemours Co. (The) 5.75%, 11/15/2028(a)	535,000	554,731
Cornerstone Chemical Co. 6.75%, 8/15/2024(a)	285,000	258,251
FXI Holdings, Inc. 7.88%, 11/1/2024(a)	185,000	187,775
12.25%, 11/15/2026(a)	267,000	301,834
Gates Global LLC 6.25%, 1/15/2026(a)	210,000	220,851
GCP Applied Technologies, Inc. 5.50%, 4/15/2026(a)	100,000	102,356
Hexion, Inc. 7.88%, 7/15/2027(a)	265,000	283,716
Illuminate Buyer LLC 9.00%, 7/1/2028(a)	305,000	340,365
Innophos Holdings, Inc. 9.38%, 2/15/2028(a)	175,000	192,172
Minerals Technologies, Inc. 5.00%, 7/1/2028(a)	120,000	126,300
Neon Holdings, Inc. 10.13%, 4/1/2026(a)	200,000	219,500
NOVA Chemicals Corp. 4.88%, 6/1/2024(a)	195,000	200,241
5.00%, 5/1/2025(a)	135,000	139,809
Olin Corp. 9.50%, 6/1/2025(a)	200,000	249,100
Rain CII Carbon LLC 7.25%, 4/1/2025(a)	210,000	216,954
TPC Group, Inc. 10.50%, 8/1/2024(a)	610,000	579,689
Trinseo Materials Operating SCA 5.38%, 9/1/2025(a)	180,000	184,837
W R Grace & Co.-Conn 5.63%, 10/1/2024(a)	90,000	97,997

		4,605,427

Investments	Principal Amount ($)	Value ($)
Commercial Services & Supplies - 3.5%
Allied Universal Holdco LLC 9.75%, 7/15/2027(a)	505,000	551,329
Aptim Corp. 7.75%, 6/15/2025(a)	300,000	256,094
APX Group, Inc. 7.63%, 9/1/2023	150,000	156,094
6.75%, 2/15/2027(a)	290,000	309,212
Aramark Services, Inc. 6.38%, 5/1/2025(a)	375,000	399,469
Cimpress plc 7.00%, 6/15/2026(a)	225,000	237,332
CoreCivic, Inc. 4.63%, 5/1/2023	100,000	94,350
4.75%, 10/15/2027	150,000	120,375
Covanta Holding Corp. 6.00%, 1/1/2027	100,000	104,811
Garda World Security Corp. 8.75%, 5/15/2025(a)	260,000	269,910
4.63%, 2/15/2027(a)	380,000	386,650
9.50%, 11/1/2027(a)	150,000	164,878
GFL Environmental, Inc. 4.25%, 6/1/2025(a)	150,000	154,781
3.75%, 8/1/2025(a)	290,000	296,344
4.00%, 8/1/2028(a)	450,000	446,546
IAA, Inc. 5.50%, 6/15/2027(a)	100,000	105,198
Interface, Inc. 5.50%, 12/1/2028(a)	100,000	105,937
Intrado Corp. 8.50%, 10/15/2025(a)	560,000	554,050
KAR Auction Services, Inc. 5.13%, 6/1/2025(a)	180,000	184,950
Matthews International Corp. 5.25%, 12/1/2025(a)	180,000	184,031
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025(a)	110,000	113,231
Nielsen Finance LLC 5.63%, 10/1/2028(a)	195,000	209,099
5.88%, 10/1/2030(a)	125,000	138,828
Pitney Bowes, Inc. 5.95%, 4/1/2023(d)	150,000	157,297
4.63%, 3/15/2024	77,000	79,406
Prime Security Services Borrower LLC 6.25%, 1/15/2028(a)	635,000	677,170
Vericast Corp. 12.50%, 5/1/2024(a)	312,372	327,210
Waste Pro USA, Inc. 5.50%, 2/15/2026(a)	150,000	155,311

		6,939,893

Communications Equipment - 0.2%
Avaya, Inc. 6.13%, 9/15/2028(a)	380,000	405,412

Construction & Engineering - 1.2%
AECOM 5.13%, 3/15/2027	200,000	224,240

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Brand Industrial Services, Inc. 8.50%, 7/15/2025(a)	715,000	724,831
Fluor Corp. 3.50%, 12/15/2024	280,000	279,210
New Enterprise Stone & Lime Co., Inc. 9.75%, 7/15/2028(a)	115,000	128,513
Pike Corp. 5.50%, 9/1/2028(a)	325,000	336,375
PowerTeam Services LLC 9.03%, 12/4/2025(a)	480,000	532,800
Weekley Homes LLC 4.88%, 9/15/2028(a)	120,000	125,100

		2,351,069

Consumer Finance - 1.1%
Credit Acceptance Corp. 6.63%, 3/15/2026	270,000	287,213
Enova International, Inc. 8.50%, 9/1/2024(a)	130,000	128,199
Finance of America Funding LLC 7.88%, 11/15/2025(a)	235,000	235,000
FirstCash, Inc. 4.63%, 9/1/2028(a)	290,000	301,143
Ford Motor Credit Co. LLC 5.13%, 6/16/2025	200,000	217,500
4.13%, 8/4/2025	370,000	389,236
3.38%, 11/13/2025	200,000	204,440
5.11%, 5/3/2029	200,000	220,378
PRA Group, Inc. 7.38%, 9/1/2025(a)	100,000	107,437
TMX Finance LLC 11.13%, 4/1/2023(a)	130,000	129,174

		2,219,720

Containers & Packaging - 1.7%
Ball Corp. 2.88%, 8/15/2030	140,000	139,517
Berry Global, Inc. 5.63%, 7/15/2027(a)	200,000	213,125
Cascades, Inc. 5.38%, 1/15/2028(a)	250,000	264,531
Graham Packaging Co., Inc. 7.13%, 8/15/2028(a)	340,000	368,263
Greif, Inc. 6.50%, 3/1/2027(a)	100,000	106,813
Intelligent Packaging Ltd. Finco, Inc. 6.00%, 9/15/2028(a)	370,000	382,719
Intertape Polymer Group, Inc. 7.00%, 10/15/2026(a)	50,000	52,937
Mauser Packaging Solutions Holding Co. 7.25%, 4/15/2025(a)	865,000	853,755
Pactiv LLC 7.95%, 12/15/2025	160,000	181,600
8.38%, 4/15/2027	175,000	204,060
Silgan Holdings, Inc. 4.13%, 2/1/2028	185,000	192,400
Trident TPI Holdings, Inc. 6.63%, 11/1/2025(a)	100,000	102,364

Investments	Principal Amount ($)	Value ($)
Trivium Packaging Finance BV 8.50%, 8/15/2027(a)(d)	200,000	217,355

		3,279,439

Distributors - 0.6%
Resideo Funding, Inc. 6.13%, 11/1/2026(a)	150,000	158,955
Wolverine Escrow LLC 8.50%, 11/15/2024(a)	375,000	359,297
9.00%, 11/15/2026(a)	625,000	596,484

		1,114,736

Diversified Consumer Services - 0.1%
Carriage Services, Inc. 6.63%, 6/1/2026(a)	100,000	106,182
Graham Holdings Co. 5.75%, 6/1/2026(a)	140,000	147,323
Midas Intermediate Holdco II LLC 7.88%, 10/1/2022(a)	30,000	28,875

		282,380

Diversified Financial Services - 0.9%
ACE Cash Express, Inc. 12.00%, 12/15/2022(a)	45,000	37,181
CNG Holdings, Inc. 12.50%, 6/15/2024(a)	111,000	101,843
Ford Holdings LLC 9.30%, 3/1/2030	125,000	165,695
Jefferies Finance LLC 6.25%, 6/3/2026(a)	200,000	211,000
MPH Acquisition Holdings LLC 5.75%, 11/1/2028(a)	830,000	823,775
Shift4 Payments LLC 4.63%, 11/1/2026(a)	125,000	130,625
Stena International SA 6.13%, 2/1/2025(a)	390,000	383,565

		1,853,684

Diversified Telecommunication Services - 5.2%
Altice France Holding SA 10.50%, 5/15/2027(a)	560,000	628,950
6.00%, 2/15/2028(a)	790,000	797,391
CCO Holdings LLC 5.13%, 5/1/2027(a)	610,000	641,205
5.00%, 2/1/2028(a)	760,000	799,140
5.38%, 6/1/2029(a)	450,000	488,763
4.75%, 3/1/2030(a)	850,000	905,224
4.50%, 8/15/2030(a)	425,000	448,109
4.25%, 2/1/2031(a)	460,000	473,225
4.50%, 5/1/2032(a)	340,000	354,025
Sprint Capital Corp. 6.88%, 11/15/2028	180,000	231,895
8.75%, 3/15/2032	240,000	366,840
Switch Ltd. 3.75%, 9/15/2028(a)	125,000	127,878
Telecom Italia Capital SA 6.00%, 9/30/2034	100,000	119,750
7.20%, 7/18/2036	150,000	198,633
7.72%, 6/4/2038	150,000	211,238
Telesat Canada 4.88%, 6/1/2027(a)	160,000	166,784

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
6.50%, 10/15/2027(a)	195,000	206,794
Virgin Media Finance plc 5.00%, 7/15/2030(a)	840,000	865,200
Virgin Media Secured Finance plc 5.50%, 5/15/2029(a)	550,000	593,813
Windstream Escrow LLC 7.75%, 8/15/2028(a)	905,000	918,009
Zayo Group Holdings, Inc. 4.00%, 3/1/2027(a)	285,000	286,176
6.13%, 3/1/2028(a)	380,000	395,917

		10,224,959

Electric Utilities - 0.8%
Emera, Inc. Series 16-A, 6.75%, 6/15/2076(c)	35,000	40,924
FirstEnergy Corp. Series C, 7.38%, 11/15/2031	55,000	77,254
Series C, 3.40%, 3/1/2050	110,000	104,016
NRG Energy, Inc. 6.63%, 1/15/2027	310,000	326,148
5.75%, 1/15/2028	285,000	310,393
Terraform Global Operating LLC 6.13%, 3/1/2026(a)	75,000	77,142
Vistra Operations Co. LLC 5.50%, 9/1/2026(a)	250,000	260,708
5.63%, 2/15/2027(a)	320,000	339,296

		1,535,881

Electrical Equipment - 0.1%
EnerSys 5.00%, 4/30/2023(a)	100,000	105,438

Electronic Equipment, Instruments & Components - 0.1%
TTM Technologies, Inc. 5.63%, 10/1/2025(a)	125,000	127,956

Energy Equipment & Services - 1.8%
CSI Compressco LP 7.50%, 4/1/2025(a)	23,000	22,311
10.00%, 4/1/2026(a)(b)	72,763	59,887
Exterran Energy Solutions LP 8.13%, 5/1/2025	150,000	133,875
Nabors Industries Ltd. 7.25%, 1/15/2026(a)	400,000	324,970
Oceaneering International, Inc. 4.65%, 11/15/2024	225,000	212,484
Precision Drilling Corp. 7.75%, 12/15/2023	100,000	99,844
7.13%, 1/15/2026(a)	200,000	194,500
Tervita Corp. 11.00%, 12/1/2025(a)	320,000	348,800
Transocean Guardian Ltd. 5.88%, 1/15/2024(a)	192,125	168,470
Transocean Poseidon Ltd. 6.88%, 2/1/2027(a)	430,000	387,806
USA Compression Partners LP 6.88%, 4/1/2026	255,000	267,004

Investments	Principal Amount ($)	Value ($)
Vantage Drilling International 9.25%, 11/15/2023(a)	200,000	133,000
Weatherford International Ltd. 11.00%, 12/1/2024(a)	1,325,000	1,139,500

		3,492,451

Entertainment - 0.8%
Allen Media LLC 10.50%, 2/15/2028(a)	150,000	156,727
Banijay Entertainment SASU 5.38%, 3/1/2025(a)	150,000	153,656
Live Nation Entertainment, Inc. 5.63%, 3/15/2026(a)	300,000	308,325
6.50%, 5/15/2027(a)	355,000	394,827
Netflix, Inc. 5.88%, 11/15/2028	440,000	552,750
WMG Acquisition Corp. 3.00%, 2/15/2031(a)	95,000	92,269

		1,658,554

Equity Real Estate Investment Trusts (REITs) - 3.4%
Brookfield Property REIT, Inc. 5.75%, 5/15/2026(a)	595,000	619,916
EPR Properties 4.75%, 12/15/2026	80,000	83,336
ESH Hospitality, Inc. 5.25%, 5/1/2025(a)	330,000	337,087
4.63%, 10/1/2027(a)	190,000	194,508
FelCor Lodging LP 6.00%, 6/1/2025	180,000	185,381
GEO Group, Inc. (The) 5.88%, 10/15/2024	517,000	391,951
Iron Mountain, Inc. 5.25%, 3/15/2028(a)	550,000	579,906
4.88%, 9/15/2029(a)	355,000	370,265
5.63%, 7/15/2032(a)	385,000	416,326
iStar, Inc. 4.75%, 10/1/2024	400,000	410,996
5.50%, 2/15/2026	365,000	370,247
MGM Growth Properties Operating Partnership LP 5.75%, 2/1/2027	75,000	84,450
Park Intermediate Holdings LLC 7.50%, 6/1/2025(a)	155,000	167,884
Service Properties Trust 4.50%, 6/15/2023	100,000	100,837
4.65%, 3/15/2024	225,000	223,847
4.35%, 10/1/2024	400,000	393,320
4.50%, 3/15/2025	135,000	131,878
7.50%, 9/15/2025	160,000	181,006
Uniti Group LP 7.13%, 12/15/2024(a)	290,000	298,519
7.88%, 2/15/2025(a)	765,000	825,473
VICI Properties LP 4.25%, 12/1/2026(a)	295,000	305,598

		6,672,731

Food & Staples Retailing - 0.9%
Albertsons Cos., Inc. 4.63%, 1/15/2027(a)	535,000	561,223
5.88%, 2/15/2028(a)	510,000	551,024

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
4.88%, 2/15/2030(a)	130,000	139,073
C&S Group Enterprises LLC 5.00%, 12/15/2028(a)	255,000	254,522
KeHE Distributors LLC 8.63%, 10/15/2026(a)	90,000	100,111
SEG Holding LLC 5.63%, 10/15/2028(a)	125,000	133,563

		1,739,516

Food Products - 2.9%
B&G Foods, Inc. 5.25%, 4/1/2025	215,000	221,358
5.25%, 9/15/2027	185,000	194,886
Chobani LLC 7.50%, 4/15/2025(a)	75,000	77,671
4.63%, 11/15/2028(a)	160,000	163,600
Del Monte Foods, Inc. 11.88%, 5/15/2025(a)	310,000	350,881
Dole Food Co., Inc. 7.25%, 6/15/2025(a)	65,000	67,350
Kraft Heinz Foods Co. 6.88%, 1/26/2039	90,000	123,762
7.13%, 8/1/2039(a)	105,000	148,624
6.50%, 2/9/2040	70,000	94,979
5.00%, 6/4/2042	200,000	230,960
5.20%, 7/15/2045	245,000	284,686
4.38%, 6/1/2046	405,000	430,864
Pilgrim’s Pride Corp. 5.75%, 3/15/2025(a)	500,000	511,925
Post Holdings, Inc. 5.00%, 8/15/2026(a)	500,000	516,633
5.75%, 3/1/2027(a)	355,000	372,972
5.63%, 1/15/2028(a)	355,000	377,409
5.50%, 12/15/2029(a)	260,000	282,749
4.63%, 4/15/2030(a)	940,000	980,166
Sigma Holdco BV 7.88%, 5/15/2026(a)	310,000	318,001

		5,749,476

Gas Utilities - 0.2%
AmeriGas Partners LP 5.63%, 5/20/2024	150,000	165,406
Suburban Propane Partners LP 5.50%, 6/1/2024	110,000	111,720
5.88%, 3/1/2027	150,000	156,844

		433,970

Health Care Equipment & Supplies - 0.5%
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027(a)	225,000	234,281
Hologic, Inc. 4.63%, 2/1/2028(a)	85,000	90,366
Ortho-Clinical Diagnostics, Inc. 7.25%, 2/1/2028(a)	415,000	444,828
Teleflex, Inc. 4.88%, 6/1/2026	225,000	233,676

		1,003,151

Health Care Providers & Services - 4.5%
AdaptHealth LLC 6.13%, 8/1/2028(a)	145,000	156,238

Investments	Principal Amount ($)	Value ($)
4.63%, 8/1/2029(a)	320,000	328,000
AHP Health Partners, Inc. 9.75%, 7/15/2026(a)	110,000	120,842
Air Methods Corp. 8.00%, 5/15/2025(a)	325,000	295,310
Akumin, Inc. 7.00%, 11/1/2025(a)	240,000	252,900
Centene Corp. 4.75%, 1/15/2025	570,000	585,025
4.63%, 12/15/2029	500,000	555,000
DaVita, Inc. 4.63%, 6/1/2030(a)	400,000	420,730
Encompass Health Corp. 4.50%, 2/1/2028	300,000	312,882
4.75%, 2/1/2030	80,000	86,182
Envision Healthcare Corp. 8.75%, 10/15/2026(a)	645,000	434,446
Hadrian Merger Sub, Inc. 8.50%, 5/1/2026(a)	55,000	57,258
HCA, Inc. 3.50%, 9/1/2030	325,000	337,181
LifePoint Health, Inc. 5.38%, 1/15/2029(a)	315,000	317,756
MEDNAX, Inc. 6.25%, 1/15/2027(a)	255,000	273,174
ModivCare, Inc. 5.88%, 11/15/2025(a)	315,000	334,491
Molina Healthcare, Inc. 4.38%, 6/15/2028(a)	155,000	162,215
One Call Corp. 10.00%, 10/1/2024(a)	110,000	96,250
Prime Healthcare Services, Inc. 7.25%, 11/1/2025(a)	430,000	461,712
Radiology Partners, Inc. 9.25%, 2/1/2028(a)	250,000	274,060
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)	265,000	275,269
Select Medical Corp. 6.25%, 8/15/2026(a)	300,000	321,423
Surgery Center Holdings, Inc. 10.00%, 4/15/2027(a)	335,000	370,803
Team Health Holdings, Inc. 6.38%, 2/1/2025(a)	460,000	416,300
Tenet Healthcare Corp. 6.25%, 2/1/2027(a)	335,000	353,358
6.13%, 10/1/2028(a)	1,050,000	1,101,844
US Renal Care, Inc. 10.63%, 7/15/2027(a)	115,000	126,141

		8,826,790

Health Care Technology - 0.1%
IQVIA, Inc. 5.00%, 5/15/2027(a)	270,000	284,808

Hotels, Restaurants & Leisure - 7.2%
1011778 BC ULC 4.38%, 1/15/2028(a)	290,000	296,290
4.00%, 10/15/2030(a)	350,000	349,125

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Affinity Gaming 6.88%, 12/15/2027(a)	300,000	315,563
Arrow Bidco LLC 9.50%, 3/15/2024(a)	190,000	167,893
Bally’s Corp. 6.75%, 6/1/2027(a)	135,000	145,041
Boyd Gaming Corp. 6.38%, 4/1/2026	173,000	179,247
6.00%, 8/15/2026	165,000	170,981
Carnival Corp. 11.50%, 4/1/2023(a)	350,000	397,759
10.50%, 2/1/2026(a)	300,000	348,750
Cedar Fair LP 5.50%, 5/1/2025(a)	350,000	364,437
5.38%, 4/15/2027	400,000	401,750
6.50%, 10/1/2028(a)	105,000	110,972
Churchill Downs, Inc. 5.50%, 4/1/2027(a)	100,000	104,655
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(a)	75,000	76,680
Golden Nugget, Inc. 8.75%, 10/1/2025(a)	225,000	234,000
Hilton Domestic Operating Co., Inc. 4.88%, 1/15/2030	500,000	539,900
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	150,000	157,140
International Game Technology plc 6.50%, 2/15/2025(a)	300,000	333,000
6.25%, 1/15/2027(a)	472,000	540,145
5.25%, 1/15/2029(a)	100,000	106,910
IRB Holding Corp. 6.75%, 2/15/2026(a)	105,000	108,544
KFC Holding Co. 4.75%, 6/1/2027(a)	500,000	526,250
Life Time, Inc. 8.50%, 6/15/2023(a)	165,000	165,619
5.75%, 1/15/2026(a)	595,000	602,140
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026	290,000	302,145
Merlin Entertainments Ltd. 5.75%, 6/15/2026(a)	230,000	239,444
Motion Bondco DAC 6.63%, 11/15/2027(a)	200,000	201,704
Peninsula Pacific Entertainment LLC 8.50%, 11/15/2027(a)	315,000	338,516
Powdr Corp. 6.00%, 8/1/2025(a)	100,000	105,625
Royal Caribbean Cruises Ltd. 5.25%, 11/15/2022	245,000	242,359
10.88%, 6/1/2023(a)	245,000	276,697
9.13%, 6/15/2023(a)	655,000	709,856
11.50%, 6/1/2025(a)	400,000	463,750
Scientific Games International, Inc. 8.63%, 7/1/2025(a)	200,000	216,500
SeaWorld Parks & Entertainment, Inc. 9.50%, 8/1/2025(a)	110,000	118,181

Investments	Principal Amount ($)	Value ($)
Silversea Cruise Finance Ltd. 7.25%, 2/1/2025(a)	245,000	253,422
Six Flags Entertainment Corp. 4.88%, 7/31/2024(a)	295,000	293,268
5.50%, 4/15/2027(a)	165,000	166,906
Sizzling Platter LLC 8.50%, 11/28/2025(a)	235,000	245,575
Speedway Motorsports LLC 4.88%, 11/1/2027(a)	215,000	213,387
Sugarhouse HSP Gaming Prop Mezz LP 5.88%, 5/15/2025(a)	100,000	98,364
Viking Cruises Ltd. 6.25%, 5/15/2025(a)	330,000	322,953
5.88%, 9/15/2027(a)	585,000	566,874
VOC Escrow Ltd. 5.00%, 2/15/2028(a)	150,000	145,903
Wyndham Destinations, Inc. 6.00%, 4/1/2027(d)	70,000	77,546
Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/2026(a)	180,000	184,613
Wynn Las Vegas LLC 4.25%, 5/30/2023(a)	100,000	100,937
5.50%, 3/1/2025(a)	680,000	702,950
5.25%, 5/15/2027(a)	580,000	589,933
Wynn Resorts Finance LLC 5.13%, 10/1/2029(a)	100,000	103,375
Yum! Brands, Inc. 4.75%, 1/15/2030(a)	150,000	161,235

		14,184,809

Household Durables - 1.7%
American Greetings Corp. 8.75%, 4/15/2025(a)	110,000	113,426
Ashton Woods USA LLC 6.75%, 8/1/2025(a)	150,000	156,922
6.63%, 1/15/2028(a)	150,000	159,000
Beazer Homes USA, Inc. 7.25%, 10/15/2029	90,000	101,250
Brookfield Residential Properties, Inc. 6.38%, 5/15/2025(a)	110,000	113,701
6.25%, 9/15/2027(a)	500,000	528,437
4.88%, 2/15/2030(a)	185,000	189,914
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025(a)	145,000	155,694
Empire Communities Corp. 7.00%, 12/15/2025(a)	255,000	269,841
Installed Building Products, Inc. 5.75%, 2/1/2028(a)	75,000	80,142
LGI Homes, Inc. 6.88%, 7/15/2026(a)	100,000	105,875
Mattamy Group Corp. 4.63%, 3/1/2030(a)	375,000	389,707
New Home Co., Inc. (The) 7.25%, 10/15/2025(a)	160,000	165,400
Newell Brands, Inc. 5.87%, 4/1/2036(d)	179,000	220,170
Shea Homes LP 4.75%, 4/1/2029(a)	245,000	251,737

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Tempur Sealy International, Inc. 5.50%, 6/15/2026	205,000	212,687
TopBuild Corp. 5.63%, 5/1/2026(a)	100,000	103,313

		3,317,216

Household Products - 0.4%
Central Garden & Pet Co. 4.13%, 10/15/2030	45,000	47,128
Kronos Acquisition Holdings, Inc. 5.00%, 12/31/2026(a)	300,000	306,375
7.00%, 12/31/2027(a)	330,000	337,837
Spectrum Brands, Inc. 6.13%, 12/15/2024	190,000	194,869

		886,209

Independent Power and Renewable Electricity Producers - 0.4%
Calpine Corp. 3.75%, 3/1/2031(a)	150,000	146,100
Talen Energy Supply LLC 6.50%, 6/1/2025	340,000	271,151
10.50%, 1/15/2026(a)	380,000	350,550
6.63%, 1/15/2028(a)	50,000	52,147
TransAlta Corp. 6.50%, 3/15/2040	35,000	39,769

		859,717

Insurance - 1.8%
Acrisure LLC 10.13%, 8/1/2026(a)	175,000	201,222
Alliant Holdings Intermediate LLC 4.25%, 10/15/2027(a)	200,000	203,775
6.75%, 10/15/2027(a)	515,000	545,483
Assurant, Inc. 7.00%, 3/27/2048(c)	240,000	273,600
AssuredPartners, Inc. 5.63%, 1/15/2029(a)	345,000	350,606
Enstar Finance LLC 5.75%, 9/1/2040(c)	225,000	235,134
GTCR AP Finance, Inc. 8.00%, 5/15/2027(a)	95,000	102,600
Liberty Mutual Group, Inc. 7.80%, 3/15/2037(a)	275,000	352,295
NFP Corp. 6.88%, 8/15/2028(a)	1,140,000	1,199,736

		3,464,451

Interactive Media & Services - 0.4%
Cars.com, Inc. 6.38%, 11/1/2028(a)	160,000	169,600
Rackspace Technology Global, Inc. 5.38%, 12/1/2028(a)	385,000	402,084
TripAdvisor, Inc. 7.00%, 7/15/2025(a)	125,000	135,251

		706,935

Internet & Direct Marketing Retail - 1.1%
ANGI Group LLC 3.88%, 8/15/2028(a)	320,000	319,400
Getty Images, Inc. 9.75%, 3/1/2027(a)	150,000	160,659

Investments	Principal Amount ($)	Value ($)
Go Daddy Operating Co. LLC 5.25%, 12/1/2027(a)	200,000	211,082
Match Group Holdings II LLC 4.63%, 6/1/2028(a)	200,000	210,741
5.63%, 2/15/2029(a)	235,000	255,562
4.13%, 8/1/2030(a)	465,000	479,750
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(a)	485,000	512,509
QVC, Inc. 5.45%, 8/15/2034	100,000	106,750

		2,256,453

IT Services - 1.6%
Arches Buyer, Inc. 4.25%, 6/1/2028(a)	440,000	440,275
6.13%, 12/1/2028(a)	315,000	323,466
Austin BidCo, Inc. 7.13%, 12/15/2028(a)	150,000	155,719
Black Knight InfoServ LLC 3.63%, 9/1/2028(a)	400,000	405,280
Booz Allen Hamilton, Inc. 3.88%, 9/1/2028(a)	280,000	288,225
Cablevision Lightpath LLC 5.63%, 9/15/2028(a)	275,000	282,391
Endurance Acquisition Merger Sub 6.00%, 2/15/2029(a)	125,000	123,438
Flexential Intermediate Corp. 11.25%, 8/1/2024(a)	155,000	165,559
KBR, Inc. 4.75%, 9/30/2028(a)	85,000	88,081
Northwest Fiber LLC 10.75%, 6/1/2028(a)	150,000	170,625
Presidio Holdings, Inc. 8.25%, 2/1/2028(a)	135,000	149,934
Unisys Corp. 6.88%, 11/1/2027(a)	295,000	327,450
VeriSign, Inc. 4.75%, 7/15/2027	300,000	319,339

		3,239,782

Leisure Products - 0.2%
Universal Entertainment Corp. 8.50%, 12/11/2024(a)	310,000	333,250
Vista Outdoor, Inc. 5.88%, 10/1/2023	75,000	76,024

		409,274

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc. 5.50%, 4/1/2026(a)	100,000	104,563

Machinery - 2.0%
Amsted Industries, Inc. 4.63%, 5/15/2030(a)	200,000	210,125
Apex Tool Group LLC 9.00%, 2/15/2023(a)	45,000	44,437
ATS Automation Tooling Systems, Inc. 4.13%, 12/15/2028(a)	150,000	152,156
Cleaver-Brooks, Inc. 7.88%, 3/1/2023(a)	100,000	98,386

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
GrafTech Finance, Inc. 4.63%, 12/15/2028(a)	315,000	319,331
Granite US Holdings Corp. 11.00%, 10/1/2027(a)	150,000	169,125
HTA Group Ltd. 7.00%, 12/18/2025(a)	190,000	203,728
Husky III Holding Ltd. 13.00%, 2/15/2025(a)(b)	110,000	119,144
JPW Industries Holding Corp. 9.00%, 10/1/2024(a)	100,000	100,000
Manitowoc Co., Inc. (The) 9.00%, 4/1/2026(a)	185,000	199,492
Maxim Crane Works Holdings Capital LLC 10.13%, 8/1/2024(a)	215,000	225,235
Meritor, Inc. 6.25%, 2/15/2024	39,000	39,658
Mueller Water Products, Inc. 5.50%, 6/15/2026(a)	100,000	103,856
Navistar International Corp. 9.50%, 5/1/2025(a)	215,000	239,731
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	210,000	211,577
Terex Corp. 5.63%, 2/1/2025(a)	265,000	271,791
Titan Acquisition Ltd. 7.75%, 4/15/2026(a)	150,000	153,000
Vertical Holdco GmbH 7.63%, 7/15/2028(a)	350,000	378,219
Vertical US Newco, Inc. 5.25%, 7/15/2027(a)	585,000	615,347
Wabash National Corp. 5.50%, 10/1/2025(a)	100,000	102,364

		3,956,702

Marine - 0.2%
Stena AB 7.00%, 2/1/2024(a)	310,000	301,830

Media - 9.0%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(a)	515,000	537,853
Altice Financing SA 5.00%, 1/15/2028(a)	150,000	153,947
Belo Corp. 7.25%, 9/15/2027	175,000	205,811
CSC Holdings LLC 5.50%, 5/15/2026(a)	385,000	399,807
7.50%, 4/1/2028(a)	265,000	294,517
6.50%, 2/1/2029(a)	675,000	752,203
5.75%, 1/15/2030(a)	1,450,000	1,564,195
3.38%, 2/15/2031(a)	790,000	771,909
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026(a)	285,000	289,764
Diamond Sports Group LLC 5.38%, 8/15/2026(a)	1,993,000	1,611,839
DISH DBS Corp. 5.00%, 3/15/2023	70,000	72,191
5.88%, 11/15/2024	1,335,000	1,385,376

Investments	Principal Amount ($)	Value ($)
EW Scripps Co. (The) 5.13%, 5/15/2025(a)	115,000	117,516
GCI LLC 4.75%, 10/15/2028(a)	240,000	250,576
iHeartCommunications, Inc. 8.38%, 5/1/2027	560,000	598,323
5.25%, 8/15/2027(a)	170,000	177,725
Liberty Interactive LLC 8.50%, 7/15/2029	190,000	220,126
8.25%, 2/1/2030	300,000	344,438
McGraw Hill LLC 8.00%, 11/30/2024(a)	320,000	320,717
Meredith Corp. 6.88%, 2/1/2026	872,000	883,358
Midcontinent Communications 5.38%, 8/15/2027(a)	65,000	68,156
National CineMedia LLC 5.88%, 4/15/2028(a)	350,000	316,750
Nexstar Broadcasting, Inc. 5.63%, 7/15/2027(a)	200,000	212,605
Outfront Media Capital LLC 6.25%, 6/15/2025(a)	90,000	95,456
4.63%, 3/15/2030(a)	65,000	64,919
Radiate Holdco LLC 4.50%, 9/15/2026(a)	250,000	255,093
6.50%, 9/15/2028(a)	750,000	790,781
Sinclair Television Group, Inc. 5.13%, 2/15/2027(a)	155,000	156,841
5.50%, 3/1/2030(a)	325,000	335,497
Sirius XM Radio, Inc. 5.50%, 7/1/2029(a)	200,000	218,439
TEGNA, Inc. 4.63%, 3/15/2028(a)	200,000	203,125
5.00%, 9/15/2029	150,000	156,232
Terrier Media Buyer, Inc. 8.88%, 12/15/2027(a)	380,000	411,588
Univision Communications, Inc. 5.13%, 2/15/2025(a)	405,000	407,957
9.50%, 5/1/2025(a)	130,000	142,675
6.63%, 6/1/2027(a)	950,000	1,000,896
UPC Holding BV 5.50%, 1/15/2028(a)	310,000	324,531
Urban One, Inc. 8.75%, 12/15/2022(a)	10,000	10,034
7.38%, 2/1/2028(a)	315,000	321,208
Videotron Ltd. 5.13%, 4/15/2027(a)	300,000	318,180
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028(a)	250,000	261,500
Ziggo Bond Co. BV 5.13%, 2/28/2030(a)	300,000	313,248
Ziggo BV 4.88%, 1/15/2030(a)	440,000	461,991

		17,799,893

Metals & Mining - 1.7%
Alcoa Nederland Holding BV 6.13%, 5/15/2028(a)	200,000	219,401

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Allegheny Technologies, Inc. 7.88%, 8/15/2023(d)	250,000	275,201
Arconic Corp. 6.13%, 2/15/2028(a)	100,000	107,430
Cleveland-Cliffs, Inc. 9.88%, 10/17/2025(a)	350,000	410,813
6.75%, 3/15/2026(a)	250,000	269,322
Compass Minerals International, Inc. 4.88%, 7/15/2024(a)	135,000	140,217
6.75%, 12/1/2027(a)	140,000	150,387
IAMGOLD Corp. 5.75%, 10/15/2028(a)	295,000	302,655
Infrabuild Australia Pty. Ltd. 12.00%, 10/1/2024(a)	200,000	213,124
Joseph T Ryerson & Son, Inc. 8.50%, 8/1/2028(a)	116,000	131,060
JW Aluminum Continuous Cast Co. 10.25%, 6/1/2026(a)	150,000	159,534
Kaiser Aluminum Corp. 6.50%, 5/1/2025(a)	150,000	160,500
4.63%, 3/1/2028(a)	175,000	180,812
New Gold, Inc. 7.50%, 7/15/2027(a)	160,000	173,334
Taseko Mines Ltd. 7.00%, 2/15/2026(a)	125,000	124,687
Warrior Met Coal, Inc. 8.00%, 11/1/2024(a)	230,000	239,883

		3,258,360

Mortgage Real Estate Investment Trusts (REITs) - 0.3%
New Residential Investment Corp. 6.25%, 10/15/2025(a)	335,000	334,791
Starwood Property Trust, Inc. 4.75%, 3/15/2025	200,000	202,067

		536,858

Multiline Retail - 0.3%
Macy’s Retail Holdings LLC 3.63%, 6/1/2024	615,000	598,856

Oil, Gas & Consumable Fuels - 11.2%
Alliance Resource Operating Partners LP 7.50%, 5/1/2025(a)	265,000	234,194
Antero Midstream Partners LP 5.38%, 9/15/2024	380,000	381,634
7.88%, 5/15/2026(a)	270,000	289,440
5.75%, 3/1/2027(a)	540,000	539,561
5.75%, 1/15/2028(a)	295,000	295,553
Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026(a)	310,000	296,631
9.00%, 11/1/2027(a)	250,000	282,970
8.25%, 12/31/2028(a)	150,000	152,938
Berry Petroleum Co. LLC 7.00%, 2/15/2026(a)	225,000	214,551
Blue Racer Midstream LLC 6.63%, 7/15/2026(a)	85,000	85,213
Bruin E&P Partners LLC
Series 2007, 8.88%, 8/1/2023(e)	200,000	5,500

Investments	Principal Amount ($)	Value ($)
California Resources Corp. 7.13%, 2/1/2026(a)	385,000	380,986
Callon Petroleum Co. 6.25%, 4/15/2023	410,000	305,450
6.13%, 10/1/2024	485,000	328,602
8.25%, 7/15/2025	70,000	47,855
Calumet Specialty Products Partners LP 7.75%, 4/15/2023	150,000	145,297
9.25%, 7/15/2024(a)	19,000	21,019
11.00%, 4/15/2025(a)	325,000	322,559
Centennial Resource Production LLC 5.38%, 1/15/2026(a)	110,000	92,606
Cheniere Energy Partners LP 5.25%, 10/1/2025	430,000	441,825
5.63%, 10/1/2026	260,000	271,492
Citgo Holding, Inc. 9.25%, 8/1/2024(a)	780,000	750,263
CITGO Petroleum Corp. 7.00%, 6/15/2025(a)	280,000	284,319
CNX Resources Corp. 7.25%, 3/14/2027(a)	240,000	258,372
Comstock Resources, Inc. 7.50%, 5/15/2025(a)	280,000	286,825
9.75%, 8/15/2026	830,000	884,988
Continental Resources, Inc. 5.75%, 1/15/2031(a)	125,000	135,475
Crestwood Midstream Partners LP 6.25%, 4/1/2023(d)	150,000	151,234
5.75%, 4/1/2025	100,000	99,250
5.63%, 5/1/2027(a)	150,000	145,443
CVR Energy, Inc. 5.25%, 2/15/2025(a)	165,000	161,898
5.75%, 2/15/2028(a)	155,000	152,431
DCP Midstream Operating LP 6.45%, 11/3/2036(a)	125,000	139,688
Double Eagle III Midco 1 LLC 7.75%, 12/15/2025(a)	325,000	338,609
Energy Ventures Gom LLC 11.00%, 2/15/2023(a)	100,000	96,625
EnLink Midstream LLC 5.38%, 6/1/2029	50,000	47,844
EnLink Midstream Partners LP 4.15%, 6/1/2025	150,000	146,250
5.45%, 6/1/2047	100,000	80,188
Enviva Partners LP 6.50%, 1/15/2026(a)	220,000	232,194
EQM Midstream Partners LP 6.50%, 7/1/2027(a)	100,000	108,151
5.50%, 7/15/2028	70,000	72,651
4.75%, 1/15/2031(a)	250,000	241,658
Genesis Energy LP 6.50%, 10/1/2025	125,000	115,897
6.25%, 5/15/2026	450,000	404,197
8.00%, 1/15/2027	380,000	361,712
7.75%, 2/1/2028	565,000	524,744
Global Partners LP 6.88%, 1/15/2029(a)	125,000	133,984

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Gran Tierra Energy International Holdings Ltd. 6.25%, 2/15/2025(a)	400,000	278,800
Harvest Midstream I LP 7.50%, 9/1/2028(a)	215,000	226,341
Hilcorp Energy I LP 6.25%, 11/1/2028(a)	235,000	248,738
Ithaca Energy North Sea plc 9.38%, 7/15/2024(a)	200,000	201,250
Magnolia Oil & Gas Operating LLC 6.00%, 8/1/2026(a)	150,000	156,225
Martin Midstream Partners LP 11.50%, 2/28/2025(a)	115,000	115,575
Matador Resources Co. 5.88%, 9/15/2026	280,000	267,750
MEG Energy Corp. 7.13%, 2/1/2027(a)	305,000	315,484
Moss Creek Resources Holdings, Inc. 10.50%, 5/15/2027(a)	300,000	263,250
Murphy Oil Corp. 6.88%, 8/15/2024	213,000	208,474
5.75%, 8/15/2025	180,000	173,532
5.88%, 12/1/2027	360,000	342,590
7.05%, 5/1/2029	125,000	121,695
Natural Resource Partners LP 9.13%, 6/30/2025(a)	190,000	178,818
Neptune Energy Bondco plc 6.63%, 5/15/2025(a)	200,000	196,000
New Fortress Energy, Inc. 6.75%, 9/15/2025(a)	370,000	386,742
NGL Energy Partners LP 7.50%, 11/1/2023	340,000	310,887
6.13%, 3/1/2025	225,000	178,875
7.50%, 4/15/2026	270,000	209,338
Occidental Petroleum Corp. 3.45%, 7/15/2024	35,000	33,688
8.00%, 7/15/2025	115,000	130,194
5.55%, 3/15/2026	250,000	263,168
3.40%, 4/15/2026	260,000	251,467
3.20%, 8/15/2026	350,000	328,781
8.50%, 7/15/2027	215,000	254,103
8.88%, 7/15/2030	125,000	157,156
6.63%, 9/1/2030	100,000	112,400
7.50%, 5/1/2031	80,000	92,400
6.45%, 9/15/2036	325,000	357,134
4.30%, 8/15/2039	70,000	61,425
6.20%, 3/15/2040	75,000	78,000
Par Petroleum LLC 7.75%, 12/15/2025(a)	175,000	170,406
Parkland Corp. 5.88%, 7/15/2027(a)	120,000	128,625
PBF Logistics LP 6.88%, 5/15/2023	335,000	315,947
Range Resources Corp. 4.88%, 5/15/2025	400,000	392,073
9.25%, 2/1/2026	130,000	141,835
Rockies Express Pipeline LLC 6.88%, 4/15/2040(a)	90,000	99,844

Investments	Principal Amount ($)	Value ($)
Rockpoint Gas Storage Canada Ltd. 7.00%, 3/31/2023(a)	100,000	98,542
Ruby Pipeline LLC 7.75%, 4/1/2022(a)(d)	125,758	118,573
Seven Generations Energy Ltd. 5.38%, 9/30/2025(a)	225,000	229,143
SM Energy Co. 10.00%, 1/15/2025(a)	200,000	222,125
Southwestern Energy Co. 6.45%, 1/23/2025(d)	480,000	504,000
7.75%, 10/1/2027	175,000	185,828
Summit Midstream Holdings LLC 5.75%, 4/15/2025	140,000	110,060
Tallgrass Energy Partners LP 5.50%, 1/15/2028(a)	350,000	347,517
6.00%, 12/31/2030(a)	100,000	100,400
Topaz Solar Farms LLC 5.75%, 9/30/2039(a)	96,618	111,577
Vine Oil & Gas LP 9.75%, 4/15/2023(a)	550,000	513,563
W&T Offshore, Inc. 9.75%, 11/1/2023(a)	355,000	281,819

		22,062,923

Paper & Forest Products - 0.1%
Schweitzer-Mauduit International, Inc. 6.88%, 10/1/2026(a)	220,000	234,067

Personal Products - 0.1%
Avon Products, Inc. 7.00%, 3/15/2023(d)	110,000	117,906
Prestige Brands, Inc. 5.13%, 1/15/2028(a)	145,000	154,469

		272,375

Pharmaceuticals - 1.2%
Bausch Health Americas, Inc. 9.25%, 4/1/2026(a)	380,000	422,256
8.50%, 1/31/2027(a)	500,000	555,558
Bausch Health Cos., Inc. 7.00%, 1/15/2028(a)	270,000	292,650
Catalent Pharma Solutions, Inc. 4.88%, 1/15/2026(a)	200,000	204,962
5.00%, 7/15/2027(a)	120,000	126,653
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028(a)	335,000	345,050
HLF Financing Sarl LLC 7.25%, 8/15/2026(a)	265,000	280,238
P&L Development LLC 7.75%, 11/15/2025(a)	165,000	176,962

		2,404,329

Professional Services - 0.2%
AMN Healthcare, Inc. 4.63%, 10/1/2027(a)	110,000	114,469
ASGN, Inc. 4.63%, 5/15/2028(a)	295,000	305,505

		419,974

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Real Estate Management & Development - 0.9%
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028(a)	115,000	125,445
Forestar Group, Inc. 8.00%, 4/15/2024(a)	75,000	78,930
5.00%, 3/1/2028(a)	150,000	156,539
Greystar Real Estate Partners LLC 5.75%, 12/1/2025(a)	100,000	103,500
Howard Hughes Corp. (The) 5.38%, 8/1/2028(a)	170,000	179,840
Hunt Cos., Inc. 6.25%, 2/15/2026(a)	140,000	143,557
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	425,000	431,460
5.00%, 3/1/2031	125,000	125,156
Realogy Group LLC 5.75%, 1/15/2029(a)	425,000	434,562

		1,778,989

Road & Rail - 0.9%
AerCap Global Aviation Trust 6.50%, 6/15/2045(a)(c)	200,000	208,500
Avis Budget Car Rental LLC 5.75%, 7/15/2027(a)	70,000	71,313
Uber Technologies, Inc. 7.50%, 5/15/2025(a)	290,000	311,028
7.50%, 9/15/2027(a)	710,000	779,615
6.25%, 1/15/2028(a)	315,000	339,019
Watco Cos. LLC 6.50%, 6/15/2027(a)	140,000	150,412

		1,859,887

Semiconductors & Semiconductor Equipment - 0.1%
Entegris, Inc. 4.63%, 2/10/2026(a)	100,000	103,688

Software - 2.4%
ACI Worldwide, Inc. 5.75%, 8/15/2026(a)	200,000	211,462
Blackboard, Inc. 10.38%, 11/15/2024(a)	150,000	157,594
Camelot Finance SA 4.50%, 11/1/2026(a)	225,000	234,422
Castle US Holding Corp. 9.50%, 2/15/2028(a)	190,000	195,412
CDK Global, Inc. 4.88%, 6/1/2027	120,000	126,374
5.25%, 5/15/2029(a)	40,000	43,390
Granite Merger Sub 2, Inc. 11.00%, 7/15/2027(a)	175,000	201,764
J2 Global, Inc. 4.63%, 10/15/2030(a)	500,000	522,187
LogMeIn, Inc. 5.50%, 9/1/2027(a)	390,000	408,525
Open Text Corp. 5.88%, 6/1/2026(a)	300,000	312,375
Open Text Holdings, Inc. 4.13%, 2/15/2030(a)	210,000	220,825

Investments	Principal Amount ($)	Value ($)
PTC, Inc. 3.63%, 2/15/2025(a)	220,000	225,913
Rocket Software, Inc. 6.50%, 2/15/2029(a)	125,000	124,495
SS&C Technologies, Inc. 5.50%, 9/30/2027(a)	770,000	817,324
Veritas US, Inc. 10.50%, 2/1/2024(a)	165,000	165,558
7.50%, 9/1/2025(a)	675,000	694,406

		4,662,026

Specialty Retail - 3.1%
99 Escrow Issuer, Inc. 7.50%, 1/15/2026(a)	225,000	219,234
AAG FH LP 9.75%, 7/15/2024(a)	100,000	95,250
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025(a)	150,000	166,781
Academy Ltd. 6.00%, 11/15/2027(a)	240,000	253,500
eG Global Finance plc 6.75%, 2/7/2025(a)	285,000	293,978
Gap, Inc. (The) 8.88%, 5/15/2027(a)	350,000	409,063
J Crew Brand LLC 13.00%, 9/15/2021(a)(e)	30,000	15,975
Ken Garff Automotive LLC 4.88%, 9/15/2028(a)	125,000	128,678
L Brands, Inc. 5.25%, 2/1/2028	175,000	185,181
7.50%, 6/15/2029	367,000	411,660
6.63%, 10/1/2030(a)	225,000	253,546
LBM Acquisition LLC 6.25%, 1/15/2029(a)	355,000	359,775
Michaels Stores, Inc. 8.00%, 7/15/2027(a)	185,000	198,577
Murphy Oil USA, Inc. 5.63%, 5/1/2027	50,000	52,990
Sally Holdings LLC 5.63%, 12/1/2025	300,000	309,187
Sonic Automotive, Inc. 6.13%, 3/15/2027	150,000	158,156
Staples, Inc. 7.50%, 4/15/2026(a)	1,255,000	1,282,095
10.75%, 4/15/2027(a)	665,000	645,782
TPro Acquisition Corp. 11.00%, 10/15/2024(a)	190,000	207,608
White Cap Buyer LLC 6.88%, 10/15/2028(a)	425,000	440,842

		6,087,858

Technology Hardware, Storage & Peripherals - 0.5%
Diebold Nixdorf, Inc. 9.38%, 7/15/2025(a)	165,000	182,841
NCR Corp. 6.13%, 9/1/2029(a)	140,000	151,086
Seagate HDD Cayman 5.75%, 12/1/2034	50,000	59,281

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Xerox Corp. 6.75%, 12/15/2039	25,000	27,393
Xerox Holdings Corp. 5.50%, 8/15/2028(a)	545,000	562,890

		983,491

Textiles, Apparel & Luxury Goods - 0.5%
Eagle Intermediate Global Holding BV 7.50%, 5/1/2025(a)	550,000	473,688
G-III Apparel Group Ltd. 7.88%, 8/15/2025(a)	95,000	104,381
William Carter Co. (The) 5.63%, 3/15/2027(a)	100,000	105,812
Wolverine World Wide, Inc. 5.00%, 9/1/2026(a)	200,000	205,125

		889,006

Thrifts & Mortgage Finance - 1.1%
Freedom Mortgage Corp. 7.63%, 5/1/2026(a)	395,000	419,075
Home Point Capital, Inc. 5.00%, 2/1/2026(a)	210,000	212,888
Ladder Capital Finance Holdings LLLP REIT, 5.25%, 3/15/2022(a)	115,000	115,791
REIT, 5.25%, 10/1/2025(a)	235,000	234,853
REIT, 4.25%, 2/1/2027(a)	235,000	228,027
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028(a)	130,000	134,469
NMI Holdings, Inc. 7.38%, 6/1/2025(a)	100,000	112,644
Provident Funding Associates LP 6.38%, 6/15/2025(a)	180,000	184,256
Quicken Loans LLC 3.63%, 3/1/2029(a)	200,000	200,465
United Wholesale Mortgage LLC 5.50%, 11/15/2025(a)	310,000	326,663

		2,169,131

Tobacco - 0.4%
Vector Group Ltd. 10.50%, 11/1/2026(a)	270,000	289,482
5.75%, 2/1/2029(a)	565,000	584,792

		874,274

Trading Companies & Distributors - 0.5%
Brightstar Escrow Corp. 9.75%, 10/15/2025(a)	280,000	300,633
Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/2022(a)	138,000	138,307
6.50%, 10/1/2025(a)	480,000	497,700
9.75%, 8/1/2027(a)	125,000	141,572

		1,078,212

Transportation Infrastructure - 0.2%
North Queensland Export Terminal Pty. Ltd. 4.45%, 12/15/2022(a)	315,000	313,400

Wireless Telecommunication Services - 1.4%
C&W Senior Financing DAC 6.88%, 9/15/2027(a)	270,000	287,955

Investments	Principal Amount ($)	Value ($)
Connect Finco SARL 6.75%, 10/1/2026(a)	525,000	561,671
Sprint Corp. 7.63%, 2/15/2025	40,000	47,850
7.63%, 3/1/2026	40,000	49,361
T-Mobile USA, Inc. 6.50%, 1/15/2026	500,000	516,330
4.50%, 2/1/2026	200,000	204,975
Vmed O2 UK Financing I plc 4.25%, 1/31/2031(a)	855,000	855,179
Vodafone Group plc 7.00%, 4/4/2079(c)	240,000	298,267

		2,821,588

TOTAL CORPORATE BONDS (Cost $185,796,355)		192,925,256

Investments	Shares	Value ($)
COMMON STOCKS - 0.0%(f)

Oil, Gas & Consumable Fuels - 0.0%(f)
Whiting Petroleum Corp.* (Cost $31)	1	15

Total Investments - 97.8% (Cost $185,796,386)		192,925,271
Other assets less liabilities - 2.2%		4,296,859

Net Assets - 100.0%		197,222,130

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(b)	Payment in-kind security.
(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(d)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of January 31, 2021.

(e)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(f)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations

SCA	Limited partnership with share capital

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 91.5%

Aerospace & Defense - 0.5%
Boeing Co. (The) 2.30%, 8/1/2021	1,070,000	1,079,990
8.75%, 8/15/2021	827,000	862,774
Northrop Grumman Corp. 3.50%, 3/15/2021	204,000	204,808

		2,147,572

Agricultural & Farm Machinery - 0.3%
CNH Industrial Capital LLC 3.88%, 10/15/2021	500,000	511,737
1.95%, 7/2/2023	730,000	751,824

		1,263,561

Agricultural Products - 0.9%
Cargill, Inc. 1.38%, 7/23/2023(a)	2,100,000	2,153,731
0.40%, 2/2/2024(a)	1,700,000	1,698,657

		3,852,388

Air Freight & Logistics - 0.4%
FedEx Corp. 2.63%, 8/1/2022	1,000,000	1,033,399
United Parcel Service, Inc. 2.05%, 4/1/2021	895,000	897,691

		1,931,090

Airlines - 0.2%
Southwest Airlines Co. 4.75%, 5/4/2023	670,000	726,166

Apparel, Accessories & Luxury Goods - 0.3%
VF Corp. 2.05%, 4/23/2022	1,500,000	1,531,730

Asset Management & Custody Banks - 0.6%
Ameriprise Financial, Inc. 3.00%, 3/22/2022	900,000	927,613
Ares Capital Corp. 3.50%, 2/10/2023	700,000	735,682
Bank of New York Mellon Corp. (The) 0.35%, 12/7/2023	1,200,000	1,202,968

		2,866,263

Automobile Manufacturers - 4.0%
BMW US Capital LLC (ICE LIBOR USD 3 Month + 0.41%), 0.63%, 4/12/2021(a)(b)	1,500,000	1,501,174
3.80%, 4/6/2023(a)	1,500,000	1,607,356
Daimler Finance North America LLC (ICE LIBOR USD 3 Month + 0.45%), 0.66%, 2/22/2021(a)(b)	2,565,000	2,565,711
3.00%, 2/22/2021(a)	650,000	650,991

Investments	Principal Amount ($)	Value ($)
2.88%, 3/10/2021(a)	2,100,000	2,105,422
2.00%, 7/6/2021(a)	1,025,000	1,032,399
(ICE LIBOR USD 3 Month + 0.90%), 1.12%, 2/15/2022(a)(b)	1,000,000	1,007,637
Hyundai Capital America 1.25%, 9/18/2023(a)	910,000	918,819
0.80%, 1/8/2024(a)	1,900,000	1,895,236
Nissan Motor Acceptance Corp. (ICE LIBOR USD 3 Month + 0.63%), 0.87%, 9/21/2021(a)(b)	762,000	761,825
Toyota Motor Corp. 2.16%, 7/2/2022	1,000,000	1,027,406
Volkswagen Group of America Finance LLC 0.75%, 11/23/2022(a)	1,000,000	1,004,060
3.13%, 5/12/2023(a)	1,410,000	1,489,160

		17,567,196

Automotive Retail - 0.5%
AutoZone, Inc. 3.70%, 4/15/2022	2,000,000	2,065,870

Biotechnology - 0.5%
Gilead Sciences, Inc. 0.75%, 9/29/2023	2,300,000	2,304,951

Broadcasting - 0.2%
Fox Corp. 3.67%, 1/25/2022	800,000	825,770

Cable & Satellite - 0.2%
Comcast Corp. (ICE LIBOR USD 3 Month + 0.63%), 0.87%, 4/15/2024(b) 1,100,000		1,115,522

Communications Equipment - 0.8%
Cisco Systems, Inc. 2.20%, 2/28/2021	3,336,000	3,340,895

Consumer Finance - 6.1%
American Express Co. 3.00%, 2/22/2021	520,000	520,323
(ICE LIBOR USD 3 Month + 0.53%), 0.75%, 5/17/2021(b)	2,812,000	2,815,006
American Honda Finance Corp. (ICE LIBOR USD 3 Month + 0.35%), 0.57%, 6/11/2021(b)	200,000	200,262
1.70%, 9/9/2021	500,000	504,393
(ICE LIBOR USD 3 Month + 0.37%), 0.58%, 5/10/2023(b)	2,500,000	2,507,241

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
0.88%, 7/7/2023	2,670,000	2,699,593
(ICE LIBOR USD 3 Month + 0.42%), 0.65%, 9/8/2023(b)	600,000	603,279
Capital One Financial Corp. (ICE LIBOR USD 3 Month + 0.95%), 1.18%, 3/9/2022(b)	235,000	236,697
(ICE LIBOR USD 3 Month + 0.72%), 0.93%, 1/30/2023(b)	1,500,000	1,510,110
Caterpillar Financial Services Corp. (ICE LIBOR USD 3 Month + 0.23%), 0.45%, 3/15/2021(b)	160,000	160,054
Series I, (ICE LIBOR USD 3 Month + 0.39%), 0.61%, 5/17/2021(b)	1,275,000	1,276,388
(ICE LIBOR USD 3 Month + 0.28%), 0.51%, 9/7/2021(b)	2,091,000	2,094,826
(ICE LIBOR USD 3 Month + 0.22%), 0.46%, 1/6/2022(b)	2,710,000	2,715,188
General Motors Financial Co., Inc. 3.45%, 1/14/2022	1,020,000	1,045,855
4.15%, 6/19/2023	765,000	822,379
1.70%, 8/18/2023	380,000	388,853
John Deere Capital Corp. (ICE LIBOR USD 3 Month + 0.26%), 0.49%, 9/10/2021(b)	1,554,000	1,556,341
PACCAR Financial Corp. 2.00%, 9/26/2022	200,000	205,793
2.65%, 4/6/2023	1,000,000	1,051,325
Toyota Motor Credit Corp. (ICE LIBOR USD 3 Month + 0.29%), 0.53%, 10/7/2021(b)	1,200,000	1,202,682
1.15%, 5/26/2022	3,000,000	3,035,532

		27,152,120

Data Processing & Outsourced Services - 1.5%
PayPal Holdings, Inc. 2.20%, 9/26/2022	900,000	927,273
1.35%, 6/1/2023	5,640,000	5,754,682

		6,681,955

Diversified Banks - 23.4%
Australia & New Zealand Banking Group Ltd. 2.30%, 6/1/2021	2,010,000	2,024,024
2.05%, 11/21/2022	1,900,000	1,962,570
Bank of America Corp. 2.63%, 4/19/2021	2,000,000	2,010,657
3.30%, 1/11/2023	300,000	317,333
(ICE LIBOR USD 3 Month + 0.79%), 1.02%, 3/5/2024(b)	2,352,000	2,375,940

Investments	Principal Amount ($)	Value ($)
(SOFR + 0.73%), 0.77%, 10/24/2024(b)	4,000,000	4,035,549
Bank of Montreal Series D, 3.10%, 4/13/2021	1,650,000	1,659,570
2.90%, 3/26/2022	1,500,000	1,545,960
Bank of Nova Scotia (The) 1.63%, 5/1/2023	2,000,000	2,054,979
Banque Federative du Credit Mutuel SA 2.13%, 11/21/2022(a)	1,400,000	1,444,192
(ICE LIBOR USD 3 Month + 0.96%), 1.18%, 7/20/2023(a)(b)	1,000,000	1,017,693
Barclays Bank plc 1.70%, 5/12/2022	1,090,000	1,108,337
BNP Paribas SA 2.95%, 5/23/2022(a)	1,300,000	1,344,744
Canadian Imperial Bank of Commerce (SOFR + 0.80%), 0.84%, 3/17/2023(b)	2,400,000	2,428,117
Citibank NA (ICE LIBOR USD 3 Month + 0.57%), 0.79%, 7/23/2021(b)	900,000	901,943
3.16%, 2/19/2022(c)	2,000,000	2,002,786
Citigroup, Inc. 2.70%, 3/30/2021	500,000	502,048
Cooperatieve Rabobank UA (ICE LIBOR USD 3 Month + 0.48%), 0.70%, 1/10/2023(b)	1,000,000	1,007,246
(SOFR + 0.30%), 0.39%, 1/12/2024(b)	2,000,000	2,003,802
DBS Group Holdings Ltd. 2.85%, 4/16/2022(a)	1,200,000	1,235,040
DNB Bank ASA 2.15%, 12/2/2022(a)	1,590,000	1,643,570
HSBC Holdings plc 3.26%, 3/13/2023(c)	1,100,000	1,135,186
ING Groep NV 3.15%, 3/29/2022	291,000	300,632
JPMorgan Chase & Co. 4.63%, 5/10/2021	1,600,000	1,619,529
3.21%, 4/1/2023(c)	1,000,000	1,032,636
2.78%, 4/25/2023(c)	100,000	102,924
1.51%, 6/1/2024(c)	3,650,000	3,736,379
Lloyds Banking Group plc 2.86%, 3/17/2023(c)	2,600,000	2,668,503
1.33%, 6/15/2023(c)	400,000	404,453
Mitsubishi UFJ Financial Group, Inc. (ICE LIBOR USD 3 Month + 0.65%), 0.87%, 7/26/2021(b)	695,000	697,094
3.22%, 3/7/2022	1,200,000	1,238,776
2.62%, 7/18/2022	3,970,000	4,103,685
3.46%, 3/2/2023	500,000	531,830

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Mizuho Financial Group, Inc. (ICE LIBOR USD 3 Month + 0.88%), 1.10%, 9/11/2022(b)	600,000	606,688
(ICE LIBOR USD 3 Month + 0.84%), 1.06%, 7/16/2023(b)	700,000	705,703
(ICE LIBOR USD 3 Month + 0.85%), 1.07%, 9/13/2023(b)	1,000,000	1,008,544
(ICE LIBOR USD 3 Month + 0.61%), 0.84%, 9/8/2024(b)	3,100,000	3,112,826
National Securities Clearing Corp. 0.40%, 12/7/2023(a)	1,500,000	1,502,190
Nordea Bank Abp 1.00%, 6/9/2023(a)	640,000	650,633
Royal Bank of Canada (SOFR + 0.53%), 0.61%, 1/20/2026(b)	5,000,000	5,000,585
Santander UK Group Holdings plc 2.88%, 8/5/2021	5,500,000	5,573,059
Santander UK plc (ICE LIBOR USD 3 Month + 0.62%), 0.85%, 6/1/2021(b)	672,000	673,296
Skandinaviska Enskilda Banken AB 2.63%, 3/15/2021	850,000	852,509
2.20%, 12/12/2022(a)	600,000	620,962
(ICE LIBOR USD 3 Month + 0.32%), 0.55%, 9/1/2023(a)(b)	3,000,000	3,006,073
Sumitomo Mitsui Financial Group, Inc. 2.06%, 7/14/2021	1,941,000	1,957,129
0.51%, 1/12/2024	300,000	300,730
Sumitomo Mitsui Trust Bank Ltd. 0.80%, 9/12/2023(a)	1,300,000	1,312,645
Svenska Handelsbanken AB 2.45%, 3/30/2021	300,000	301,102
(ICE LIBOR USD 3 Month + 0.47%), 0.67%, 5/24/2021(b)	800,000	801,177
3.35%, 5/24/2021	1,480,000	1,494,458
0.63%, 6/30/2023(a)	1,500,000	1,509,249
Swedbank AB 1.30%, 6/2/2023(a)	400,000	408,159
0.60%, 9/25/2023(a)	2,470,000	2,476,052
Toronto-Dominion Bank (The) (ICE LIBOR USD 3 Month + 0.27%), 0.50%, 3/17/2021(b)	1,125,000	1,125,510
(ICE LIBOR USD 3 Month + 0.43%), 0.65%, 6/11/2021(b)	1,000,000	1,001,539
(ICE LIBOR USD 3 Month + 0.30%), 0.51%, 7/30/2021(b)	2,300,000	2,303,396

Investments	Principal Amount ($)	Value ($)
(SOFR + 0.24%), 0.35%, 1/6/2023(b)	3,000,000	3,003,217
0.45%, 9/11/2023	2,000,000	2,006,101
US Bank NA (ICE LIBOR USD 3 Month + 0.18%), 0.40%, 1/21/2022(b)	2,000,000	2,002,882
Wells Fargo & Co. 3.07%, 1/24/2023	600,000	616,191
Wells Fargo Bank NA (ICE LIBOR USD 3 Month + 0.62%), 0.85%, 5/27/2022(b)	1,000,000	1,001,939
(ICE LIBOR USD 3 Month + 0.66%), 0.89%, 9/9/2022(b)	1,000,000	1,004,033
Westpac Banking Corp. (ICE LIBOR USD 3 Month + 0.85%), 1.07%, 1/11/2022(b)	1,500,000	1,511,554
(ICE LIBOR USD 3 Month + 0.57%), 0.79%, 1/11/2023(b)	1,035,000	1,043,947
(ICE LIBOR USD 3 Month + 0.39%), 0.61%, 1/13/2023(b)	1,100,000	1,106,073

		103,797,878

Diversified Capital Markets - 3.0%
Credit Suisse AG 3.00%, 10/29/2021	250,000	254,896
2.10%, 11/12/2021	700,000	710,391
(SOFR + 0.45%), 0.49%, 2/4/2022(b)	4,000,000	4,012,812
2.80%, 4/8/2022	2,300,000	2,369,541
Deutsche Bank AG 4.25%, 10/14/2021	3,160,000	3,238,803
(ICE LIBOR USD 3 Month + 1.19%), 1.41%, 11/16/2022(b)	1,250,000	1,257,738
Macquarie Bank Ltd. 2.10%, 10/17/2022(a)	700,000	721,374
UBS Group AG 3.49%, 5/23/2023(a)	620,000	644,443

		13,209,998

Diversified Chemicals - 0.7%
LYB International Finance III LLC (ICE LIBOR USD 3 Month + 1.00%), 1.24%, 10/1/2023(b)	3,240,000	3,250,849

Electric Utilities - 3.3%
American Electric Power Co., Inc. Series A, (ICE LIBOR USD 3 Month + 0.48%), 0.68%, 11/1/2023(b)	1,500,000	1,502,000

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Duke Energy Corp. (ICE LIBOR USD 3 Month + 0.50%), 0.72%, 5/14/2021(a)(b)	2,000,000	2,002,544
1.80%, 9/1/2021	315,000	317,489
3.55%, 9/15/2021	150,000	151,826
2.40%, 8/15/2022	250,000	257,338
Duke Energy Florida LLC Series A, (ICE LIBOR USD 3 Month + 0.25%), 0.48%, 11/26/2021(b)	600,000	601,001
Duke Energy Progress LLC Series A, (ICE LIBOR USD 3 Month + 0.18%), 0.40%, 2/18/2022(b)	2,600,000	2,600,241
Entergy Louisiana LLC 0.62%, 11/17/2023	1,500,000	1,503,891
Florida Power & Light Co. (ICE LIBOR USD 3 Month + 0.38%), 0.60%, 7/28/2023(b)	940,000	940,041
NextEra Energy Capital Holdings, Inc. 2.40%, 9/1/2021	2,487,000	2,518,134
2.90%, 4/1/2022	1,352,000	1,393,627
PPL Electric Utilities Corp. (ICE LIBOR USD 3 Month + 0.25%), 0.50%, 9/28/2023(b)	850,000	850,913

		14,639,045

Financial Exchanges & Data - 0.9%
Intercontinental Exchange, Inc. 0.70%, 6/15/2023	1,600,000	1,612,634
(ICE LIBOR USD 3 Month + 0.65%), 0.87%, 6/15/2023(b)	1,300,000	1,304,084
Nasdaq, Inc. 0.45%, 12/21/2022	1,200,000	1,201,231

		4,117,949

Food Retail - 0.6%
7-Eleven, Inc. (ICE LIBOR USD 3 Month + 0.45%), Zero Coupon, 8/10/2022(a)(b) 1,300,000		1,300,878
Kroger Co. (The) 2.60%, 2/1/2021	1,235,000	1,235,000

		2,535,878

Gas Utilities - 0.5%
CenterPoint Energy Resources Corp. 3.55%, 4/1/2023	750,000	798,041
Eastern Energy Gas Holdings LLC Series A, (ICE LIBOR USD 3 Month + 0.60%), 0.82%, 6/15/2021(b)	1,300,000	1,302,593

		2,100,634

Investments	Principal Amount ($)	Value ($)
Health Care Equipment - 2.1%
Becton Dickinson and Co. (ICE LIBOR USD 3 Month + 1.03%), 1.26%, 6/6/2022(b) 2,000,000		2,020,926
DH Europe Finance II Sarl 2.05%, 11/15/2022	3,300,000	3,399,680
Stryker Corp. 2.63%, 3/15/2021	1,866,000	1,868,835
0.60%, 12/1/2023	1,910,000	1,913,033

		9,202,474

Health Care Services - 1.1%
CVS Health Corp. (ICE LIBOR USD 3 Month + 0.72%), 0.95%, 3/9/2021(b)	1,000,000	1,000,747
3.35%, 3/9/2021	2,514,000	2,521,694
2.13%, 6/1/2021	620,000	622,876
2.75%, 12/1/2022	610,000	632,828
3.70%, 3/9/2023	14,000	14,934

		4,793,079

Home Improvement Retail - 0.0%(d)
Home Depot, Inc. (The) (ICE LIBOR USD 3 Month + 0.31%), 0.54%, 3/1/2022(b)	210,000	210,812

Homebuilding - 0.4%
DR Horton, Inc. 4.38%, 9/15/2022	500,000	526,677
Lennar Corp. 4.88%, 12/15/2023	940,000	1,037,525

		1,564,202

Household Appliances - 0.6%
Whirlpool Corp. 4.85%, 6/15/2021	2,448,000	2,484,445

Household Products - 0.2%
Clorox Co. (The) 3.80%, 11/15/2021	1,000,000	1,027,525

Industrial Conglomerates - 0.4%
Honeywell International, Inc. (ICE LIBOR USD 3 Month + 0.23%), 0.46%, 8/19/2022(b)	1,700,000	1,702,146
Roper Technologies, Inc. 0.45%, 8/15/2022	290,000	290,640

		1,992,786

Industrial Machinery - 0.8%
Otis Worldwide Corp. (ICE LIBOR USD 3 Month + 0.45%), 0.69%, 4/5/2023(b) 3,705,000		3,706,554

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Insurance Brokers - 0.4%
Aon Corp. 2.20%, 11/15/2022	1,752,000	1,811,342

Integrated Oil & Gas - 2.5%
BP Capital Markets America, Inc. 2.94%, 4/6/2023	300,000	316,502
Chevron Corp. 1.14%, 5/11/2023	1,280,000	1,303,765
Chevron USA, Inc. (ICE LIBOR USD 3 Month + 0.20%), 0.41%, 8/11/2023(b)	3,770,000	3,776,312
Exxon Mobil Corp. 1.57%, 4/15/2023	1,751,000	1,798,367
Saudi Arabian Oil Co. 1.25%, 11/24/2023(a)	200,000	202,072
Total Capital International SA 2.22%, 7/12/2021	3,700,000	3,726,911

		11,123,929

Integrated Telecommunication Services - 2.0%
AT&T, Inc. (ICE LIBOR USD 3 Month + 0.95%), 1.19%, 7/15/2021(b)	2,891,000	2,901,893
Orange SA 4.13%, 9/14/2021	1,750,000	1,791,592
Verizon Communications, Inc. (ICE LIBOR USD 3 Month + 1.00%), 1.22%, 3/16/2022(b)	4,095,000	4,139,946

		8,833,431

Investment Banking & Brokerage - 3.5%
Charles Schwab Corp. (The) (ICE LIBOR USD 3 Month + 0.32%), 0.53%, 5/21/2021(b)	3,965,000	3,967,726
3.25%, 5/21/2021	590,000	593,977
Goldman Sachs Group, Inc. (The) (SOFR + 0.41%), 0.44%, 1/27/2023(b)	1,000,000	1,000,528
(SOFR + 0.54%), 0.57%, 11/17/2023(b)	3,100,000	3,111,006
Morgan Stanley 5.50%, 7/28/2021	2,000,000	2,050,993
(ICE LIBOR USD 3 Month + 0.93%), 1.15%, 7/22/2022(b)	244,000	244,943
(SOFR + 0.70%), 0.74%, 1/20/2023(b)	1,200,000	1,205,730
0.56%, 11/10/2023(c)	3,560,000	3,563,291

		15,738,194

IT Consulting & Other Services - 0.8%
IBM Credit LLC 2.65%, 2/5/2021	600,000	600,127

Investments	Principal Amount ($)	Value ($)
International Business Machines Corp. (ICE LIBOR USD 3 Month + 0.40%), 0.62%, 5/13/2021(b)	3,000,000	3,003,681

		3,603,808

Life & Health Insurance - 1.4%
Athene Global Funding 1.20%, 10/13/2023(a)	2,400,000	2,427,836
(ICE LIBOR USD 3 Month + 0.73%), 0.96%, 1/8/2024(a)(b)	1,000,000	1,002,602
Jackson National Life Global Funding (ICE LIBOR USD 3 Month + 0.48%), 0.70%, 6/11/2021(a)(b)	500,000	500,797
MetLife, Inc. 3.05%, 12/15/2022(e)	500,000	525,040
Northwestern Mutual Global Funding 0.80%, 1/14/2026(a)	1,000,000	1,003,241
Protective Life Global Funding 0.63%, 10/13/2023(a)	900,000	905,859

		6,365,375

Managed Health Care - 1.7%
Cigna Corp. 3.40%, 9/17/2021	400,000	407,805
(ICE LIBOR USD 3 Month + 0.89%), 1.13%, 7/15/2023(b)	2,000,000	2,023,727
UnitedHealth Group, Inc. 2.13%, 3/15/2021	2,575,000	2,580,652
2.88%, 12/15/2021	1,020,000	1,043,512
2.88%, 3/15/2022	670,000	685,349
2.38%, 10/15/2022	800,000	828,679

		7,569,724

Movies & Entertainment - 0.7%
Walt Disney Co. (The) (ICE LIBOR USD 3 Month + 0.25%), 0.48%, 9/1/2021(b) 3,300,000		3,304,148

Multi-line Insurance - 0.1%
American International Group, Inc. 4.88%, 6/1/2022	320,000	338,510

Multi-Utilities - 2.3%
Consolidated Edison, Inc. Series A, 0.65%, 12/1/2023	4,100,000	4,101,761
Consumers Energy Co. 0.35%, 6/1/2023	960,000	960,787
Dominion Energy, Inc. Series D, (ICE LIBOR USD 3 Month + 0.53%), 0.75%, 9/15/2023(b)	2,000,000	2,005,106
DTE Energy Co. Series B, 3.30%, 6/15/2022	175,000	181,054

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Series H, 0.55%, 11/1/2022	3,000,000	3,004,644

		10,253,352

Oil & Gas Exploration & Production - 1.4%
Canadian Natural Resources Ltd. 3.45%, 11/15/2021	4,123,000	4,189,257
Pioneer Natural Resources Co. 0.75%, 1/15/2024	2,000,000	2,000,818

		6,190,075

Oil & Gas Refining & Marketing - 2.5%
Phillips 66 4.30%, 4/1/2022	630,000	657,893
3.70%, 4/6/2023	600,000	640,447
(ICE LIBOR USD 3 Month + 0.62%), 0.84%, 2/15/2024(b)	3,800,000	3,807,916
Valero Energy Corp. 1.20%, 3/15/2024	5,840,000	5,882,025

		10,988,281

Oil & Gas Storage & Transportation - 0.7%
Energy Transfer Operating LP 4.65%, 6/1/2021	440,000	441,549
Enterprise Products Operating LLC 2.80%, 2/15/2021	2,500,000	2,502,276

		2,943,825

Other Diversified Financial Services - 0.1%
Kreditanstalt fuer Wiederaufbau 2.38%, 3/24/2021	535,211	536,961

Packaged Foods & Meats - 2.2%
Hershey Co. (The) 3.10%, 5/15/2021	670,000	675,617
J M Smucker Co. (The) 3.00%, 3/15/2022	2,169,000	2,233,815
Mondelez International Holdings Netherlands BV 2.13%, 9/19/2022(a)	1,360,000	1,399,360
Mondelez International, Inc. 0.63%, 7/1/2022	2,510,000	2,521,846
Tyson Foods, Inc. 2.25%, 8/23/2021	2,710,000	2,740,130

		9,570,768

Paper Products - 0.5%
Georgia-Pacific LLC 0.63%, 5/15/2024(a)	2,300,000	2,306,467

Pharmaceuticals - 2.4%
AstraZeneca plc (ICE LIBOR USD 3 Month + 0.67%), 0.89%, 8/17/2023(b)	580,000	586,193
Bristol-Myers Squibb Co. 0.54%, 11/13/2023	2,700,000	2,705,757
GlaxoSmithKline Capital plc (ICE LIBOR USD 3 Month + 0.35%), 0.57%, 5/14/2021(b) 1,705,000		1,706,730

Investments	Principal Amount ($)	Value ($)
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	1,000,000	1,057,621
Takeda Pharmaceutical Co. Ltd. 4.00%, 11/26/2021	1,150,000	1,180,744
Viatris, Inc. 1.13%, 6/22/2022(a)	3,379,000	3,410,536

		10,647,581

Property & Casualty Insurance - 0.3%
Allstate Corp. (The) (ICE LIBOR USD 3 Month + 0.43%), 0.68%, 3/29/2021(b) 1,290,000		1,290,996

Railroads - 1.2%
Burlington Northern Santa Fe LLC 4.10%, 6/1/2021	760,000	762,375
Union Pacific Corp. 3.20%, 6/8/2021	4,412,000	4,458,315

		5,220,690

Regional Banks - 3.9%
ABN AMRO Bank NV (ICE LIBOR USD 3 Month + 0.57%), 0.80%, 8/27/2021(a)(b)	1,100,000	1,103,805
Capital One Bank USA NA 2.01%, 1/27/2023(c)	3,150,000	3,200,617
3.38%, 2/15/2023	350,000	369,653
Citizens Bank NA (ICE LIBOR USD 3 Month + 0.72%), 0.94%, 2/14/2022(b)	2,000,000	2,010,171
3.25%, 2/14/2022	1,088,000	1,118,542
Fifth Third Bank NA 2.25%, 6/14/2021	460,000	462,652
KeyBank NA (SOFR + 0.34%), 0.38%, 1/3/2024(b)	2,940,000	2,944,751
KeyCorp 5.10%, 3/24/2021	500,000	503,532
PNC Bank NA (ICE LIBOR USD 3 Month + 0.50%), 0.71%, 7/27/2022(b)	430,000	432,839
Truist Bank (ICE LIBOR USD 3 Month + 0.59%), 0.81%, 5/17/2022(b)	3,000,000	3,017,822
Truist Financial Corp. 3.05%, 6/20/2022	2,268,000	2,350,998

		17,515,382

Research & Consulting Services - 0.0%(d)
Equifax, Inc. (ICE LIBOR USD 3 Month + 0.87%), 1.09%, 8/15/2021(b) 200,000		200,548

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Residential REITs - 0.2%
American Campus Communities Operating Partnership LP REIT, 3.75%, 4/15/2023	985,000	1,045,270

Restaurants - 1.0%
McDonald’s Corp. (ICE LIBOR USD 3 Month + 0.43%), 0.65%, 10/28/2021(b) 4,325,000		4,337,868
Starbucks Corp. 1.30%, 5/7/2022	290,000	293,686

		4,631,554

Soft Drinks - 0.2%
Keurig Dr Pepper, Inc. 3.55%, 5/25/2021	827,000	835,562

Specialized REITs - 0.6%
American Tower Corp. REIT, 2.25%, 1/15/2022	640,000	651,545
Crown Castle International Corp. REIT, 3.15%, 7/15/2023	1,800,000	1,911,963

		2,563,508

Specialty Chemicals - 0.5%
Albemarle Corp. (ICE LIBOR USD 3 Month + 1.05%), 1.27%, 11/15/2022(b)	1,030,000	1,029,276
DuPont de Nemours, Inc. 2.17%, 5/1/2023	1,076,000	1,083,090

		2,112,366

Systems Software - 0.5%
Microsoft Corp. 1.55%, 8/8/2021	2,000,000	2,012,308

Technology Hardware, Storage & Peripherals - 0.8%
Dell International LLC 5.45%, 6/15/2023(a)	1,000,000	1,098,720
Hewlett Packard Enterprise Co. (ICE LIBOR USD 3 Month + 0.68%), 0.90%, 3/12/2021(b)	1,370,000	1,370,956
3.50%, 10/5/2021	800,000	815,215
2.25%, 4/1/2023	400,000	414,710

		3,699,601

Trading Companies & Distributors - 0.7%
Air Lease Corp. (ICE LIBOR USD 3 Month + 0.67%), 0.90%, 6/3/2021(b)	500,000	500,213
3.50%, 1/15/2022	960,000	986,610
3.75%, 2/1/2022	1,000,000	1,026,227
GATX Corp. 4.75%, 6/15/2022	539,000	569,031

		3,082,081

Investments	Principal Amount ($)	Value ($)
Trucking - 1.4%
Penske Truck Leasing Co. LP 3.65%, 7/29/2021(a)	2,935,000	2,975,222
Ryder System, Inc. 3.45%, 11/15/2021	1,835,000	1,876,919
2.88%, 6/1/2022	1,200,000	1,236,533

		6,088,674

TOTAL CORPORATE BONDS (Cost $403,950,183)		406,431,468

Investments	Principal Amount ($)	Value ($)
ASSET-BACKED SECURITIES - 6.1%
AmeriCredit Automobile Receivables Trust Series 2020-3, Class A2, 0.42%, 3/18/2024	2,000,000	2,002,840
BA Credit Card Trust Series 2019-A1, Class A1, 1.74%, 1/15/2025	880,000	901,059
Barclays Dryrock Issuance Trust Series 2019-1, Class A, 1.96%, 5/15/2025	700,000	717,804
BMW Vehicle Owner Trust Series 2020-A, Class A2, 0.39%, 2/27/2023	1,158,086	1,159,262
Capital One Multi-Asset Execution Trust Series 2019-A2, Class A2, 1.72%, 8/15/2024	900,000	921,040
CarMax Auto Owner Trust Series 2020-3, Class A2A, 0.49%, 6/15/2023	350,000	350,525
Drive Auto Receivables Trust Series 2020-1, Class A2, 1.99%, 12/15/2022	85,012	85,135
Enterprise Fleet Financing LLC Series 2019-2, Class A2, 2.29%, 2/20/2025(a)	833,023	847,243
Ford Credit Auto Owner Trust Series 2020-A, Class A2, 1.03%, 10/15/2022	120,161	120,466
Series 2020-B, Class A2, 0.50%, 2/15/2023	1,842,626	1,844,948
Series 2020-C, Class A2, 0.25%, 10/15/2023	800,000	800,419
Ford Credit Floorplan Master Owner Trust A Series 2019-1, Class A, 2.84%, 3/15/2024	500,000	514,931
GM Financial Automobile Leasing Trust Series 2019-3, Class A2A, 2.09%, 10/20/2021	25,047	25,074
Series 2020-1, Class A3, 1.67%, 12/20/2022	550,000	557,086
GM Financial Consumer Automobile Receivables Trust Series 2020-2, Class A2A, 1.50%, 3/16/2023	123,045	123,561

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Honda Auto Receivables Owner Trust Series 2020-2, Class A2, 0.74%, 11/15/2022	565,828	567,188
Hyundai Auto Receivables Trust Series 2020-B, Class A2, 0.38%, 3/15/2023	1,000,000	1,001,095
John Deere Owner Trust Series 2020-B, Class A2, 0.41%, 3/15/2023	500,000	500,655
Mercedes-Benz Auto Lease Trust Series 2020-B, Class A2, 0.31%, 2/15/2023	700,000	700,547
Mercedes-Benz Auto Receivables Trust Series 2020-1, Class A2, 0.46%, 3/15/2023	850,643	851,732
Nissan Auto Lease Trust Series 2019-B, Class A2A, 2.27%, 10/15/2021	47,277	47,377
Santander Drive Auto Receivables Trust Series 2020-2, Class A2A, 0.62%, 5/15/2023	822,921	823,895
Series 2020-4, Class A2, 0.42%, 9/15/2023	2,000,000	2,002,200
Synchrony Card Funding LLC Series 2019-A1, Class A, 2.95%, 3/15/2025	2,000,000	2,061,049
Toyota Auto Receivables Owner Trust Series 2020-C, Class A2, 0.36%, 2/15/2023	2,052,729	2,054,416
Verizon Owner Trust Series 2020-A, Class A1A, 1.85%, 7/22/2024	1,500,000	1,536,420
Volkswagen Auto Loan Enhanced Trust Series 2020-1, Class A2A, 0.93%, 12/20/2022	679,137	680,839
World Financial Network Credit Card Master Trust Series 2019-B, Class A, 2.49%, 4/15/2026	1,000,000	1,030,438
Series 2019-C, Class A, 2.21%, 7/15/2026	1,000,000	1,030,633
World Omni Automobile Lease Securitization Trust Series 2020-B, Class A2, 0.32%, 9/15/2023	1,400,000	1,401,123

TOTAL ASSET-BACKED SECURITIES (Cost $26,983,995)		27,261,000

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS - 1.6%

University of Missouri, System Facilities Revenue Bonds Series 2020-A, 1.47%, 11/1/2023	1,000,000	1,027,160

Investments	Principal Amount ($)	Value ($)
City of New York Series 2021-D, 0.43%, 8/1/2022	830,000	830,498
Series 2021-D, 0.59%, 8/1/2023	1,800,000	1,803,870
California Earthquake Authority Series 2020-B, 1.33%, 7/1/2022	500,000	507,250
Miami-Dade County, Capital Asset Acquisition Special Obligation Bonds Series 2020-B, 0.38%, 4/1/2023	1,110,000	1,109,267
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project Series 2020-B, 1.36%, 12/1/2021	1,000,000	1,001,020
Port Authority of New York & New Jersey Series AAA, 1.09%, 7/1/2023	1,000,000	1,016,740

TOTAL MUNICIPAL BONDS (Cost $7,237,015)		7,295,805

Investments	Principal Amount ($)	Value ($)
FOREIGN GOVERNMENT SECURITIES - 0.2%

Japan Bank for International Cooperation 1.75%, 1/23/2023 (Cost $798,299)	800,000	822,759

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.6%

COMMERCIAL PAPER - 0.6%
Waste Management, Inc. 0.40%, 8/9/2021(f)(g) (Cost $2,684,351)	2,690,000	2,685,997

Total Investments - 100.0% (Cost $441,653,843)		444,497,029
Liabilities in excess of other assets - 0.0%		(27,477)

Net Assets - 100.0%		444,469,552

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2021.
(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(d)	Represents less than 0.05% of net assets.
(e)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of January 31, 2021.

(f)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.
(g)	The rate shown was the current yield as of January 31, 2021.

Percentages shown are based on Net Assets.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

FlexShares® Ready Access Variable Income Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2021:

Australia	1.9%
Canada	5.9
Finland	0.1
France	2.1
Germany	4.1
Japan	4.2
Netherlands	1.0
Norway	0.4
Saudi Arabia	0.0	†
Singapore	0.3
Sweden	2.6
Switzerland	1.8
United Kingdom	3.1
United States	72.5
Other[1]	0.0	†

	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-fixed-income securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Core Select Bond Fund

January 31, 2021 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 99.9%

FlexShares® Credit-Scored US Corporate Bond Index Fund(a)	786,523	42,958,156
FlexShares® Credit-Scored US Long Corporate Bond Index Fund(a)	228,700	13,997,744
FlexShares® Disciplined Duration MBS Index Fund(a)	636,372	15,272,928
FlexShares® Ready Access Variable Income Fund(a)	21,608	1,648,839
iShares 10+ Year Investment Grade Corporate Bond ETF	86,094	6,116,118
iShares 20+ Year Treasury Bond ETF	20,951	3,184,552
iShares 3-7 Year Treasury Bond ETF	49,421	6,553,719
iShares 7-10 Year Treasury Bond ETF	26,729	3,171,128
iShares MBS ETF	138,700	15,297,223

TOTAL EXCHANGE TRADED FUNDS (Cost $107,006,465)		108,200,407

Total Investments - 99.9% (Cost $107,006,465)		108,200,407
Other assets less liabilities - 0.1%		79,585

Net Assets - 100.0%		108,279,992

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the affiliated Funds.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Core Select Bond Fund (cont.)

For the period ended January 31, 2021, the FlexShares® Core Select Bond Fund was invested in securities of affiliated FlexShares® Funds. The Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ended January 31, 2021, was as follows:

Security	Value October 31, 2020	Purchases at Cost	Sales Proceeds	Shares January 31, 2021	Value January 31, 2021	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain/ (Loss)
FlexShares® Credit-Scored US Corporate Bond Index Fund	$44,169,956	$3,024,893	$4,133,554	786,523	$42,958,156	$(389,294)	$211,812	$286,155
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	13,498,994	1,612,445	962,963	228,700	13,997,744	(247,299)	112,191	96,567
FlexShares® Disciplined Duration MBS Index Fund	19,196,179	1,176,253	5,034,267	636,372	15,272,928	(65,396)	128,434	159
FlexShares® Ready Access Variable Income Fund	1,805,563	1,676,275	1,831,828	21,608	1,648,839	714	1,258	(1,885)

	$78,670,692	$7,489,866	$11,962,612	1,673,203	$73,877,667	$(701,275)	$453,695	$380,996

See Accompanying Notes to the Schedules of Investments.

FlexShares® Trust

Notes to the Schedules of Investments

January 31, 2021 (Unaudited)

Investment Valuation

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost, as long as amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of January 31, 2021 for each Fund based upon the three levels defined above. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® US Quality Low Volatility Index Fund
Investments
Common Stocks*	$123,338,649	$—	$—	$123,338,649
Short-Term Investments	—	24,992	—	24,992

Total Investments	$123,338,649	$24,992	$—	$123,363,641

Other Financial Instruments
Assets
Futures Contracts	$2,540	$—	$—	$2,540

Total Other Financial Instruments	$2,540	$—	$—	$2,540

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund
Investments
Common Stocks*	$80,457,444	$—	$—	$80,457,444

Total Investments	$80,457,444	$—	$—	$80,457,444

Other Financial Instruments
Assets
Futures Contracts	$875	$—	$—	$875
Forward Foreign Currency Contracts	—	422	—	422
Liabilities
Forward Foreign Currency Contracts	—	(3,031)	—	(3,031)

Total Other Financial Instruments	$875	$(2,609)	$—	$(1,734)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Emerging Markets Quality Low Volatility Index Fund
Investments
Common Stocks
Construction & Engineering	$—	$3,956	$—	$3,956
Multiline Retail	—	391	—	391
Specialty Retail	148,781	1,282	—	150,063
Other*	13,186,393	—	—	13,186,393
Corporate Bonds*	—	1	—	1

Total Investments	$13,335,174	$5,630	$—	$13,340,804

Other Financial Instruments
Assets
Futures Contracts	$8,176	$—	$—	$8,176

Total Other Financial Instruments	$8,176	$—	$—	$8,176

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar US Market Factor Tilt Index Fund
Investments
Common Stocks
IT Services	$61,841,866	$21,392	$—	$61,863,258
Other*	1,344,804,998	—	—	1,344,804,998
Rights	—	—	27,946	27,946
Warrants	37,327	—	—	37,327
Securities Lending Reinvestments
Certificates of Deposit	—	23,004,208	—	23,004,208
Repurchase Agreements	—	72,565,831	—	72,565,831

Total Investments	$1,406,684,191	$95,591,431	$27,946	$1,502,303,568

Other Financial Instruments
Assets
Futures Contracts	$298,000	$—	$—	$298,000

Total Other Financial Instruments	$298,000	$—	$—	$298,000

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Investments
Closed End Funds	$117,882	$—	$—	$117,882
Common Stocks
Construction & Engineering	12,097,455	7,167	417	12,105,039
Food Products	15,008,067	—	7,566	15,015,633
Health Care Providers & Services	3,832,129	1,493	—	3,833,622
Pharmaceuticals	26,771,502	13	—	26,771,515
Software	7,177,842	2,494	—	7,180,336
Other*	497,641,183	—	—	497,641,183
Rights	4,589	—	—	4,589
Warrants	5,249	—	—	5,249
Securities Lending Reinvestments
Repurchase Agreements	—	9,726,851	—	9,726,851

Total Investments	$562,655,898	$9,738,018	$7,983	$572,401,899

Other Financial Instruments
Assets
Futures Contracts	$114,817	$—	$—	$114,817
Forward Foreign Currency Contracts	—	73,708	—	73,708
Liabilities
Futures Contracts	(155,600)	—	—	(155,600)
Forward Foreign Currency Contracts	—	(56,253)	—	(56,253)

Total Other Financial Instruments	$(40,783)	$17,455	$—	$(23,328)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Investments
Common Stocks
Biotechnology	$1,453,553	$—	$20,461	$1,474,014
Electronic Equipment, Instruments & Components	8,807,593	—	1,646	8,809,239
Equity Real Estate Investment Trusts (REITs)	2,926,654	28,437	—	2,955,091
Food & Staples Retailing	2,153,288	555	—	2,153,843
Hotels, Restaurants & Leisure	1,456,439	1,320	11,832	1,469,591
Oil, Gas & Consumable Fuels	11,298,657	1,622	—	11,300,279
Pharmaceuticals	3,349,374	633,311	3,887	3,986,572
Real Estate Management & Development	12,349,150	8,937	4,293	12,362,380
Transportation Infrastructure	2,967,531	107,350	—	3,074,881
Other*	224,322,578	—	—	224,322,578
Corporate Bonds*	—	10,963	—	10,963
Rights	144	45,094	—	45,238
Warrants	388	—	—	388
Securities Lending Reinvestments
Repurchase Agreements	—	2,208,721	—	2,208,721

Total Investments	$271,085,349	$3,046,310	$42,119	$274,173,778

Other Financial Instruments
Assets
Futures Contracts	$227,991	$—	$—	$227,991
Forward Foreign Currency Contracts	—	27,961	—	27,961
Liabilities
Forward Foreign Currency Contracts	—	(1,888)	—	(1,888)

Total Other Financial Instruments	$227,991	$26,073	$—	$254,064

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® US Quality Large Cap Index Fund
Investments
Common Stocks*	$88,023,683	$—	$—	$88,023,683
Securities Lending Reinvestments
Repurchase Agreements	—	155,101	—	155,101

Total Investments	$88,023,683	$155,101	$—	$88,178,784

Other Financial Instruments
Liabilities
Futures Contracts	$(4,270)	$—	$—	$(4,270)

Total Other Financial Instruments	$(4,270)	$—	$—	$(4,270)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® STOXX® US ESG Impact Index Fund
Investments
Common Stocks*	$153,172,023	$—	$—	$153,172,023
Securities Lending Reinvestments
Repurchase Agreements	—	109,389	—	109,389

Total Investments	$153,172,023	$109,389	$—	$153,281,412

Other Financial Instruments
Assets
Futures Contracts	$6,200	$—	$—	$6,200

Total Other Financial Instruments	$6,200	$—	$—	$6,200

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® STOXX® Global ESG Impact Index Fund
Investments
Common Stocks*	$152,723,157	$—	$—	$152,723,157
Warrants	1,575	—	—	1,575
Securities Lending Reinvestments
Repurchase Agreements	—	509,407	—	509,407

Total Investments	$152,724,732	$509,407	$—	$153,234,139

Other Financial Instruments
Assets
Futures Contracts	$1,246	$—	$—	$1,246
Liabilities
Futures Contracts	(19,970)	—	—	(19,970)
Forward Foreign Currency Contracts	—	(3,383)	—	(3,383)

Total Other Financial Instruments	$(18,724)	$(3,383)	$—	$(22,107)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks*	$3,498,840,915	$—	$—	$3,498,840,915
Securities Lending Reinvestments
Certificates of Deposit	—	16,003,063	—	16,003,063
Repurchase Agreements	—	25,860,365	—	25,860,365

Total Investments	$3,498,840,915	$41,863,428	$—	$3,540,704,343

Other Financial Instruments
Assets
Futures Contracts	$93,075	$—	$—	$93,075
Forward Foreign Currency Contracts	—	246,092	—	246,092
Liabilities
Futures Contracts	(619,868)	—	—	(619,868)
Forward Foreign Currency Contracts	—	(54,501)	—	(54,501)

Total Other Financial Instruments	$(526,793)	$191,591	$—	$(335,202)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® STOXX® Global Broad Infrastructure Index Fund
Investments
Common Stocks*	$2,167,886,489	$—	$—	$2,167,886,489
Securities Lending Reinvestments
Repurchase Agreements	—	9,083,736	—	9,083,736

Total Investments	$2,167,886,489	$9,083,736	$—	$2,176,970,225

Other Financial Instruments
Assets
Futures Contracts	$76,173	$—	$—	$76,173
Forward Foreign Currency Contracts	—	12,665	—	12,665
Liabilities
Futures Contracts	(204,673)	—	—	(204,673)
Forward Foreign Currency Contracts	—	(41,464)	—	(41,464)

Total Other Financial Instruments	$(128,500)	$(28,799)	$—	$(157,299)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Global Quality Real Estate Index Fund
Investments
Common Stocks*	$272,881,489	$—	$—	$272,881,489
Securities Lending Reinvestments
Repurchase Agreements	—	6,362,874	—	6,362,874

Total Investments	$272,881,489	$6,362,874	$—	$279,244,363

Other Financial Instruments
Assets
Futures Contracts	$120,305	$—	$—	$120,305
Forward Foreign Currency Contracts	—	3,744	—	3,744
Liabilities
Futures Contracts	(66,622)	—	—	(66,622)
Forward Foreign Currency Contracts	—	(1,817)	—	(1,817)

Total Other Financial Instruments	$53,683	$1,927	$—	$55,610

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Real Assets Allocation Index Fund
Investments
Exchange Traded Funds	$5,142,400	$—	$—	$5,142,400

Total Investments	$5,142,400	$—	$—	$5,142,400

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Index Fund
Investments
Common Stocks*	$1,400,698,979	$—	$—	$1,400,698,979
Securities Lending Reinvestments
Certificates of Deposit	—	16,002,426	—	16,002,426
Repurchase Agreements	—	36,642,269	—	36,642,269

Total Investments	$1,400,698,979	$52,644,695	$—	$1,453,343,674

Other Financial Instruments
Assets
Futures Contracts	$16,423	$—	$—	$16,423

Total Other Financial Instruments	$16,423	$—	$—	$16,423

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$456,996,621	$—	$—	$456,996,621
Securities Lending Reinvestments
Repurchase Agreements	—	9,879,385	—	9,879,385

Total Investments	$456,996,621	$9,879,385	$—	$466,876,006

Other Financial Instruments
Liabilities
Futures Contracts	$(2,586)	$—	$—	$(2,586)

Total Other Financial Instruments	$(2,586)	$—	$—	$(2,586)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$15,289,624	$—	$—	$15,289,624
Securities Lending Reinvestments
Repurchase Agreements	—	235,888	—	235,888

Total Investments	$15,289,624	$235,888	$—	$15,525,512

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Index Fund
Investments
Common Stocks*	$509,561,278	$—	$—	$509,561,278
Securities Lending Reinvestments
Repurchase Agreements	—	12,729,410	—	12,729,410

Total Investments	$509,561,278	$12,729,410	$—	$522,290,688

Other Financial Instruments
Assets
Futures Contracts	$194,152	$—	$—	$194,152
Forward Foreign Currency Contracts	—	114,766	—	114,766
Liabilities
Futures Contracts	(107,917)	—	—	(107,917)
Forward Foreign Currency Contracts	—	(26,956)	—	(26,956)

Total Other Financial Instruments	$86,235	$87,810	$—	$174,045

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$67,325,088	$—	$—	$67,325,088
Rights	2,456	—	—	2,456
Securities Lending Reinvestments
Repurchase Agreements	—	517,312	—	517,312

Total Investments	$67,327,544	$517,312	$—	$67,844,856

Other Financial Instruments
Assets
Futures Contracts	$12,768	$—	$—	$12,768
Forward Foreign Currency Contracts	—	2,217	—	2,217
Liabilities
Forward Foreign Currency Contracts	—	(2,167)	—	(2,167)

Total Other Financial Instruments	$12,768	$50	$—	$12,818

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$36,316,600	$—	$—	$36,316,600
Rights	3,847	—	—	3,847
Securities Lending Reinvestments
Repurchase Agreements	—	15,005	—	15,005

Total Investments	$36,320,447	$15,005	$—	$36,335,452

Other Financial Instruments
Assets
Futures Contracts	$3,923	$—	$—	$3,923
Forward Foreign Currency Contracts	—	616	—	616
Liabilities
Futures Contracts	(2,463)	—	—	(2,463)
Forward Foreign Currency Contracts	—	(1,377)	—	(1,377)

Total Other Financial Instruments	$1,460	$(761)	$—	$699

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$1,346,849,664	$—	$1,346,849,664

Total Investments	$—	$1,346,849,664	$—	$1,346,849,664

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$592,655,830	$—	$592,655,830

Total Investments	$—	$592,655,830	$—	$592,655,830

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Disciplined Duration MBS Index Fund
Investments
Mortgage-Backed Securities	$—	$96,239,228	$—	$96,239,228
U.S. Treasury Obligations	—	998,320	—	998,320

Total Investments	$—	$97,237,548	$—	$97,237,548

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Credit-Scored US Corporate Bond Index Fund
Investments
Corporate Bonds*	$—	$270,261,877	$—	$270,261,877

Total Investments	$—	$270,261,877	$—	$270,261,877

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Credit-Scored US Long Corporate Bond Index Fund
Investments
Corporate Bonds*	$—	$54,478,479	$—	$54,478,479

Total Investments	$—	$54,478,479	$—	$54,478,479

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® High Yield Value-Scored Bond Index Fund

Investments
Common Stocks*	$15	$—	$—	$15
Corporate Bonds*	—	192,925,256	—	192,925,256

Total Investments	$15	$192,925,256	$—	$192,925,271

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Ready Access Variable Income Fund
Investments
Asset-Backed Securities	$—	$27,261,000	$—	$27,261,000
Corporate Bonds*	—	406,431,468	—	406,431,468
Municipal Bonds	—	7,295,805	—	7,295,805
Foreign Government Securities	—	822,759	—	822,759
Short-Term Investments	—	2,685,997	—	2,685,997

Total Investments	$—	$444,497,029	$—	$444,497,029

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Core Select Bond Fund
Investments
Exchange Traded Funds	$108,200,407	$—	$—	$108,200,407

Total Investments	$108,200,407	$—	$—	$108,200,407

*	See Schedules of Investments for segregation by industry type.